As filed with the Securities and Exchange Commission on April 27, 2015

Registration No. 333-70730

811-04113

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 33

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 262

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(formerly, The Manufacturers Life Insurance Company (U.S.A.))

(Name of Depositor)

(617) 663-3000

(Depositor’s Telephone Number Including Area Code)

Copy to:

38500 Woodward Avenue Bloomfield Hills, Michigan 48304 (Address of Depositor’s Principal Executive Offices)	Thomas J. Loftus, Esquire John Hancock Life Insurance Company (U.S.A.) 601 Congress Street Boston, MA 02210-2805 (Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on , pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Venture® Variable Annuity Prospectus

PREVIOUSLY ISSUED CONTRACTS

April 27, 2015

This Prospectus describes interests in VENTURE® flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture® Variable Annuity Contract for the name of your issuing Company. Effective October 7, 2011, the Contracts are no longer offered for sale.

Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments (to the extent permitted under your Contract) to Variable Investment Options. If you do, we will measure your Contract Value (other than amounts allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust B1,2	Health Sciences Trust[2]	Real Estate Securities Trust[2]
Active Bond Trust[1,2]	High Yield Trust[2]	Real Return Bond Trust[1,2]
All Cap Core Trust[1,2]	International Core Trust[2]	Science & Technology Trust[2]
American Asset Allocation Trust[2]	International Equity Index Trust B1,2	Short Term Government Income Trust[2]
American Global Growth Trust[2]	International Growth Stock Trust[2]	Small Cap Growth Trust[2]
American Growth Trust[2]	International Small Company Trust[2]	Small Cap Index Trust[1,2]
American Growth-Income Trust[2]	International Value Trust[2]	Small Cap Opportunities Trust[2]
American International Trust[2]	Investment Quality Bond Trust[2]	Small Cap Value Trust[2]
American New World Trust[2]	Lifestyle Aggressive MVP[2]	Small Company Value Trust[2]
Blue Chip Growth Trust[2]	Lifestyle Aggressive PS Series	Strategic Income Opportunities Trust[1,2]
Bond Trust[2]	Lifestyle Balanced MVP	Total Bond Market Trust B
Capital Appreciation Trust[2]	Lifestyle Balanced PS Series	Total Stock Market Index Trust[1,2]
Capital Appreciation Value Trust[2]	Lifestyle Conservative MVP	Ultra Short Term Bond Trust
Core Bond Trust[2,3]	Lifestyle Conservative PS Series	U.S. Equity Trust[1,2]
Core Strategy Trust	Lifestyle Growth MVP	Utilities Trust[1,2]
Equity-Income Trust[2]	Lifestyle Growth PS Series	Value Trust[2]
Financial Industries Trust[2],4	Lifestyle Moderate MVP
Franklin Templeton Founding Allocation Trust[2]	Lifestyle Moderate PS Series	BLACKROCK VARIABLE SERIES
Fundamental All Cap Core Trust[1,2]	Mid Cap Index Trust[2]	FUNDS, INC.
Fundamental Large Cap Value Trust[2], 5	Mid Cap Stock Trust[2]	BlackRock Basic Value V. I. Fund[8]
Global Bond Trust[2]	Mid Value Trust[1,2]	BlackRock Global Allocation V. I. Fund[8]
Global Trust[2,6]	Money Market Trust[7]	BlackRock Value Opportunities V. I. Fund[8]

PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio[1]

[1]Not	available with Venture 2006, Ven 24, Ven 20 and Ven 21 Contracts issued on or after May 1, 2006.
[2]Not	available with Contracts issued on or after November 23, 2009.
[3]Successor	to Total Return Trust.
[4]Formerly	Financial Services Trust.
[5]Successor	to Fundamental Value Trust
[6]Successor	to Natural Resource Trust.
[7]Subject	to restrictions (see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”).
[8]Not	available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.

0415:70385	Venture® Variable Annuity

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuities Service Center		Annuities Service Center
Mailing Address	Overnight Mail Address	Mailing Address	Overnight Mail Address
P.O. Box 55444	30 Dan Road – Suite 55444	P.O. Box 55445	30 Dan Road – Suite 55444
Boston, MA 02205-5444	Canton, MA 02021-2809	Boston, MA 02205-5445	Canton, MA 02021-2809
www.jhannuities.com	(800) 344-1029	www.jhannuitiesnewyork.com	(800) 551-2078

ii

iii

I. Glossary

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 Act: The Investment Company Act of 1940, as amended.

Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.

Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.

Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.

Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.

Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”

Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Annuities Service Center: The mailing address and overnight mail address of our service office are listed on page ii of this Prospectus.

Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

Code: The Internal Revenue Code of 1986, as amended.

1

Company: John Hancock USA or John Hancock New York, as applicable.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.

Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.

Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.

Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Financial Account Plan. A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.

Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

2

Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

John Hancock New York: John Hancock Life Insurance Company of New York.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

Nonqualified Contract: A Contract which is not issued under a Qualified Plan.

Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Pay-out Period: The period when we make annuity payments to you following the Annuity Commencement Date.

Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Rider: An optional benefit that you may have elected for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.

Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

3

Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.

Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.

Step-Up Date: The date on which we determine whether a Step-Up could occur.

Subaccount: A separate division of the applicable Separate Account.

Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

4

II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

What kind of Contract is described in this Prospectus?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus primarily describes features of our previously issued versions of the Venture® Contract. We describe several versions of the Venture® Contract, which we may refer to as Venture® 2006 (available May 1, 2006 – October 7, 2011, subject to state availability), Ven 20, or Ven 22 (available May 1, 1998 – November 20, 2006, subject to state availability) and Ven 24 (available May 1999 – May 2006 in New York only). This Prospectus also describes certain older versions of the Contract, including Ven 8 (sold from September 1992 until February 1995) and Ven 9 (sold only in New York from November 1992 – May 1999), Ven 7 (sold from August 1989 until April 1999), Ven 3 (sold from November 1986 until October 1993), and Ven 1 (sold from June 1985 until June 1987). The principal differences between the recent versions of the Contract and the prior Contracts relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and, in the case of Ven 7 and Ven 8 Contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.

Who issued my Contract?

Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

What are some benefits of the Contract?

The Contract offers access to Variable Investment Options, tax-deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.”

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.

The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

How does the Contract work?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more

5

annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?

That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances and you may be unable to make an Additional Purchase Payment.

Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract – Purchase Payments”).

Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year you become age 70 1⁄2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.

Annuity Pay-out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).

What charges do I pay under the Contract?

Your Contract has an annual Contract fee of $30. Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a guaranteed minimum withdrawal benefit Rider), or if you surrender your Contract in its entirety for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.

What are my investment choices?

Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.

Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you’ve invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct – see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

In selecting Variable Investment Options under a Contract, you should consider:

•	You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.
•	Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not

6

permitted. If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from the Money Market cannot be replaced (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. Also, some Contracts may still be able to transfer existing money from their Variable Investment Options into a Fixed Investment Option. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.

Note regarding Ven 1 Contracts. Ven 1 Contracts may invest in the Investment Quality Bond and U.S. Equity Investment Options only (any Contract Value currently in the Money Market Investment Option may remain there, subject to the restrictions described above). Other Contracts and/or Riders may also restrict available Investment Options.

How can I change my investment choices?

Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for Additional Purchase Payments (to the extent permitted under the Contract) at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract –Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”

The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).

How do I access my money?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.

What types of optional benefit Riders may have been available to me under the Contract?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

7

We describe the following optional benefit Riders in the Appendices to this Prospectus:

Appendix B: Optional Enhanced Death Benefits

•	Guaranteed Earnings Multiplier Death Benefit;
•	Triple Protection Death Benefit;
•	Enhanced Death Benefit (Ven 7 and Ven 8 only); and
•	Annual Step-Up Death Benefit (Venture® 2006 only).

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

•	Income Plus For Life® 1.11;
•	Income Plus For Life – Joint Life® 1.11;
•	Income Plus For Life® 5.09;
•	Income Plus For Life – Joint Life® 5.09;
•	Income Plus For Life® 12.08;
•	Income Plus For Life – Joint Life® 12.08;
•	Income Plus For Life® (Quarterly Step-Up Review);
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);
•	Income Plus For Life® (Annual Step-Up Review);
•	Income Plus For Life – Joint Life® (Annual Step-Up Review);
•	Principal Plus;
•	Principal Plus for Life;
•	Principal Plus for Life Plus Automatic Annual Step-Up;
•	Principal Plus for Life Plus Spousal Protection; and
•	Principal Returns.

We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all ten Income Plus For Life® Riders, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; Income Plus For Life – Joint Life® 12.08; Income Plus For Life® 5.09; Income Plus For Life – Joint Life® 5.09; Income Plus For Life® 1.11; and Income Plus For Life – Joint Life® 1.11.

If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix D: Optional Guaranteed Minimum Income Benefits

•	Guaranteed Retirement Income Programs – offered by John Hancock USA;
•	Guaranteed Retirement Income Programs – offered by John Hancock New York.

Payment Enhancement Rider. If you purchased your Contract in New York, John Hancock New York offered a Payment Enhancement optional benefit Rider. Under this Rider, John Hancock New York credits a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004, or between October 16, 2006 and November 9, 2007) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge that applies for a longer period of time. The Payment Enhancement Rider was not available for Contracts issued before January 2001 or on or after November 12, 2007. When available, it could only be elected at Contract issue, and it cannot be revoked once elected.

What are the tax consequences of owning a Contract?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

•	withdrawals (including surrenders and systematic withdrawals);
•	payment of any death benefit proceeds;
•	periodic payments under one of our annuity payment options;
•	certain ownership changes; and
•	any loan, assignment or pledge of the Contract as collateral.

8

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

•	the type of the distribution;
•	when the distribution is made;
•	the nature of any Qualified Plan for which the Contract is being used; and
•	the circumstances under which the payments are made.

If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1⁄2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.

A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax advisor. We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.

Do I receive Transaction Confirmations?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

9

III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Venture® Contract. The tables also describe the fees and expenses for older versions of the Venture® Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

John Hancock USA

Withdrawal Charge (as percentage of Purchase Payments)[2]	Ven 20, 22, 2006	Ven 7, Ven 8	Ven 1, Ven 3
First Year	6%	6%	5%
Second Year	6%	6%	5%
Third Year	5%	5%	5%
Fourth Year	5%	4%	5%
Fifth Year	4%	3%	5%
Sixth Year	3%	2%	0%
Seventh Year	2%	0%	0%
Thereafter	0%	0%	0%
Transfer Fee[3]
Maximum Fee	$25	$25	$25
Current Fee	$ 0	$ 0	$ 0

John Hancock New York

Withdrawal Charge (as percentage of Purchase Payments)[2]	Ven 24, 2006 (With Payment Enhancement)	Ven 24, 2006 (Without Payment Enhancement)	Ven 9
First Year	8%	6%	6%
Second Year	8%	6%	6%
Third Year	7%	5%	5%
Fourth Year	7%	5%	4%
Fifth Year	5%	4%	3%
Sixth Year	4%	3%	2%
Seventh Year	3%	2%	0%
Eighth Year	1%	0%	0%
Thereafter	0%	0%	0%
Transfer Fee[3]
Maximum Fee	$25	$25	$25
Current Fee	$ 0	$ 0	$ 0

[1]	State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
[2]	The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.
[3]	This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

10

The following table describes fees and expenses that you pay periodically during the time that you own the Contract. These tables do not include annual Portfolio operating expenses.

Periodic Fees and Expenses Other than Portfolio Expenses

John Hancock USA
	Venture® 2006		Ven 20, 22	Ven 3, Ven 7 and Ven 8	Ven 1
Annual Contract Fee[1]	$30		$30	$30	$30
Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)	Contract Years 1-7	Contract Years 8+
Mortality and Expense Risks Fee[3] Administration Fee – asset based	1.00% 0.15%	0.85% 0.15%	1.25% 0.15%	1.25% 0.15%	1.30% 0.00%

Total Annual Separate Account Expenses[2] (With No Optional Benefits Reflected)	1.15%	1.00%	1.40%	1.40%	1.30%
Optional Benefits	Contract Years 1-7	Contract Years 8+
Fees deducted from Separate Account:

Optional Guaranteed Earnings Multiplier Fee	not offered	not offered	0.20%	not offered	not offered

Optional Annual Step-Up Death Benefit Fee	_0.20%_	_0.20%_	not offered	not offered	not offered

Total Annual Separate Account Expenses[4] (With Optional Benefits reflected, as applicable)	1.35%	1.20%	1.60%	1.40%	1.30%

Fees Deducted from Contract Value:

Optional Guaranteed Minimum Withdrawal Benefit Rider Fee (maximum)[5]	1.20%	1.20%	1.20%	not offered	not offered
Optional Guaranteed Retirement Income Programs (as a percentage of Income Base)[6]	not offered	not offered	0.50%	not offered	not offered
Optional Triple Protection Death Benefit (as a percentage of Triple Protection Death Benefit)[7]	not offered	not offered	0.50%	not offered	not offered

[1]	The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture® Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 1, Ven 3, Ven 7 or Ven 8 Contracts.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]	Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the Optional Guaranteed Earnings Multiplier Fee and the optional Annual Step-Up Death Benefit Fee, as applicable.
[5]	See the chart below for the current and maximum fees for each guaranteed minimum withdrawal benefit Rider. This fee is deducted from the Contract Value. This is an annual charge applied as a percentage of the Adjusted Benefit Base (for the Income Plus For Life® Series Riders), and as a percentage of the Adjusted Guaranteed Withdrawal Balance (for the Principal Plus Rider, the Principal Plus for Life Series Riders, and the Principal Returns Rider).
[6]	Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability.
[7]	Subject to state availability, the Triple Protection Death Benefit was offered from December 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, or Guaranteed Retirement Income Program III.

11

John Hancock New York
	Venture® 2006		Ven 24	Ven 9
Annual Contract Fee[1]	$30		$30	$30
Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)	Contract Years 1-7	Contract Years 8+

Mortality and Expense Risks Fee[3] Administration Fee – asset based	1.00% 0.15%	0.85% 0.15%	1.25% 0.15%	1.25% 0.15%
Total Annual Separate Account Expenses[2]	1.15%	1.00%	1.40%	1.40%
Optional Benefits	Contract Years 1-7	Contract Years 8+
Fees deducted from Separate Account:

Optional Annual Step-Up Death Benefit Fee	0.20%	0.20%	not offered	not offered

Optional Payment Enhancement Fee	0.35%	0.35%	0.35%	not offered

Total Annual Separate Account Expenses[4]	1.70%	1.55%	1.75%	1.40%

Other Account Fees Deducted from Contract Value:

Optional Guaranteed Minimum Withdrawal Benefit Rider Fee (maximum)[5]	1.20%	1.20%	0.75%	not offered
Optional Guaranteed Retirement Income Programs (as a percentage of Income Base)[6]	not offered	not offered	0.45%	not offered

[1]	The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture® Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This exclusion does not apply to Ven 9 Contracts.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options unless otherwise noted. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any Fixed Investment Option is also reduced by 0.35%.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]	Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the Optional Guaranteed Earnings Multiplier Fee and the optional Annual Step-Up Death Benefit Fee, as applicable.
[5]	See the chart below for the current and maximum fees for each guaranteed minimum withdrawal benefit Rider. This fee is deducted from the Contract Value. This is an annual charge applied as a percentage of the Adjusted Benefit Base (for the Income Plus For Life® Series Riders) and as a percentage of the Adjusted Guaranteed Withdrawal Balance (for the Principal Plus Rider, the Principal Plus for Life Series Riders and the Principal Returns Rider).
[6]	Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability.

Other Fees deducted from Contract Value
Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value)
		Income Plus For Life® (Annual Step-Up Review)[1]	Income Plus For Life – Joint Life® (Annual Step- Up Review) (not available in New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) Series (issued outside New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) Series (issued in New York)[1]	Income Plus For Life® 12.08 Series (issued outside New York)[1]	Income Plus For Life® 12.08 Series (issued in New York)[1]
Maximum Fee		1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee		0.60%	0.60%	0.75%	0.70%	0.85%	0.80%
	Income Plus For Life® 5.09 Series[1]	Income Plus For Life® 1.11[1] Series	Principal Plus for Life Plus Automatic Annual Step-Up2	Principal Plus for Life Plus Spousal Protection[3]	Principal Plus for Life[4]	Principal Plus[5]	Principal Returns[6]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	0.75%	0.75%	0.95%
Current Fee	0.90%	1.00%	0.70%	0.65%	0.40%	0.30%	0.50%

[1]	The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped up to equal the Contract Value.
[2]	The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is 0.70% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.

12

[3]	The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[4]	The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[5]	The current charge for the Principal Plus Rider is 0.30% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[6]	The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2014)	Minimum[1]	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued on and after May 13, 2002	0.50%	1.60%
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued prior to May 13, 2002	0.30%	1.60%

[1]	For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Portfolio shares for certain Variable Investment Options available under those Contracts.

Examples

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

Example 1: Venture® 2006 Contracts (issued on or after May 1, 2006)

(a)	Maximum Portfolio Operating Expenses – Contracts issued on or after November 23, 2009 with optional benefit Riders
(b)	Maximum Portfolio Operating Expenses – Contracts issued on or after July 17, 2006 with optional benefit Riders
(c)	Maximum Portfolio Operating Expenses – Contracts issued on or after May 1, 2006 with optional benefit Riders
(d)	Minimum Portfolio Operating Expenses – Contracts issued with no optional benefit Riders

Example 2: Ven 20, 22, 24 Contracts (issued after May 13, 2002 and before May 1, 2006)

(a)	Maximum Portfolio Operating Expenses – John Hancock USA Contracts issued before May 1, 2006 with optional benefit Riders
(b)	Maximum Portfolio Operating Expenses – John Hancock USA Contracts issued before December 9, 2003 with optional benefit Riders
(c)	Maximum Portfolio Operating Expenses – John Hancock New York Contracts issued before May 1, 2006 with optional benefit Riders
(d)	Maximum Portfolio Operating Expenses – John Hancock New York Contracts issued before December 11, 2004 with optional benefit Riders
(e)	Minimum Portfolio Operating Expenses – Contracts with no optional benefit Riders

All examples assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. In the “Maximum Portfolio Operating Expenses” examples, we also assume that you will pay the maximum annual Contract fee, the fees for any optional benefit Riders shown in the example and the maximum fees and expenses of any of the Portfolios. In the “Minimum Portfolio Operating Expenses” examples, we assume that you do not invest in any optional benefit Riders and that you will pay the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base or Adjusted Guaranteed Withdrawal Balance, which may vary in value from the total Variable Investment Option value.

Although we provide you with examples of the costs for a Contract based on these assumptions, your actual costs may be higher or lower.

13

Example 1 (a): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after November 23, 2009 with Annual Step-Up Death Benefit and Income Plus For Life® Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$921	$1,601	$2,311	$4,012
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$366	$1,125	$1,920	$4,012

Example 1 (b): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after July 17, 2006 with Annual Step-Up Death Benefit and Principal Plus for Life Plus Automatic Annual Step-Up Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$979	$1,771	$2,590	$4,565
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$427	$1,304	$2,213	$4,565

Example 1 (c): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after May 1, 2006 with Annual Step-Up Death Benefit and Principal Plus for Life Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$931	$1,631	$2,355	$4,065
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$380	$1,160	$1,969	$4,065

Example 1 (d): Minimum Portfolio operating expenses – Venture® 2006 Contracts issued on or after May 1, 2006 with no optional benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$730	$1,029	$1,311	$1,922
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$171	$529	$911	$1,922

Example 2 (a): Maximum Portfolio operating expenses – John Hancock USA Contracts (Ven 20, 22) issued before May 1, 2006 with Guaranteed Earnings Multiplier and Principal Plus for Life Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$955	$1,700	$2,468	$4,333
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$404	$1,233	$2,088	$4,333

Example 2 (b): Maximum Portfolio operating expenses – John Hancock USA Contracts (Ven 20, 22) issued before December 9, 2003 with Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program III Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$928	$1,624	$2,341	$4,080
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$378	$1,154	$1,956	$4,080

14

Example 2 (c): Maximum Portfolio operating expenses – John Hancock New York Contracts (Ven 24) Contracts issued before May 1, 2006 with Payment Enhancement and Principal Plus for Life Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,152	$1,927	$2,630	$4,462
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$419	$1,277	$2,148	$4,462

Example 2 (d): Maximum Portfolio operating expenses – John Hancock New York Contracts (Ven 24) issued before December 11, 2004 with Guaranteed Retirement Income Program II Rider

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$905	$1,556	$2,231	$3,876
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$354	$1,082	$1,841	$3,876

Example 2 (e): Minimum Portfolio operating expenses – Ven 20, 22, 24 Contracts issued after May 13, 2002 and before May 1, 2006 with no optional benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$754	$1,102	$1,440	$2,245
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$196	$605	$1,040	$2,245

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

15

IV. General Information about Us, the Separate

Accounts and the Portfolios

The Companies

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955, by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center – its mailing address is P.O. Box 55444, Boston, MA 02205-5444; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.

John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center – its mailing address is P.O. Box 55445, Boston, MA 02205-5445; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuitiesnewyork.com.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.

The Separate Accounts

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.

We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or

16

(in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Portfolios

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

•	the John Hancock Variable Insurance Trust; or
•	(for certain John Hancock USA Contracts issued before May 1, 2006) the PIMCO Variable Insurance Trust with respect to the “PIMCO VIT All Asset Portfolio”; or
•	(for certain John Hancock USA Contracts issued before January 28, 2002) the BlackRock Variable Series Funds, Inc. with respect to the “BlackRock Basic Value V.I. Fund,” the “BlackRock Value Opportunities V.I. Fund” and the “BlackRock Global Allocation V.I. Fund.”

The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.

Our Managed Volatility Portfolios

In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders). We seek to make available Investment Options that use strategies that are intended to lower potential volatility of returns and limit the magnitude of Portfolio losses. These include, but are not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and allow us to effectively and efficiently manage our exposure under the Contract (and option benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction Costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).

During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so.

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust

17

(other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

The BlackRock Basic Value V.I. Fund, the BlackRock Value Opportunities V.I. Fund and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC (“BIM”), an affiliate, to act as the investment subadviser to the BlackRock Basic Value V.I. Fund, the BlackRock Value Opportunities V.I. Fund and the BlackRock Global Allocation V.I. Fund, and BlackRock International Limited (“BIL”), an affiliate, to act as the investment subadviser to the BlackRock Global Allocation V.I. Fund, and may pay BIM and BIL a portion of the annual management fee it receives from each respective Portfolio.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.

Funds of Funds and Master-Feeder Funds

Each of the John Hancock Variable Insurance Trust’s Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, Lifestyle Moderate MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, and the PIMCO VIT All Asset Portfolio is a “fund of funds” that invests in other underlying mutual funds (collectively, the “Funds of Funds”). Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of the portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio.

Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International, and American New World Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding master fund which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio.

18

You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center website, phone number or address shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
American Asset Allocation Trust Series II	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Asset Allocation Fund, which invests in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

American Global Growth Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Global Growth Fund, which invests primarily in common stocks of companies domiciled around the world that have potential for growth.

American Growth Trust Series II	Seeks to provide growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that offer superior opportunities for growth of capital.

American Growth-Income Trust Series II	Seeks to provide growth of capital and income. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth-Income Fund, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

American International Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series International Fund, which invests primarily in common stocks of companies domiciled outside the U.S., including in emerging and developing countries, that have potential for growth.

American New World Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that have potential of providing capital appreciation.

19

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Declaration Management & Research LLC
Total Bond Market Trust B Series II	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays U.S. Aggregate Bond Index.

Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Active Bond Trust Series I, II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. As part of its investment strategy, the Portfolio may invest in mortgage-backed securities to a significant extent.

Deutsche Investment Management Americas Inc. (“DIMA”)
Real Estate Securities Trust[2] Series I, II	Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

Dimensional Fund Advisors LP
International Small Company Trust Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in securities of small cap companies in the particular markets in which the Portfolio invests. The Portfolio will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

Dimensional Fund Advisors LP (“DFA”) & Invesco Advisers, Inc. (“Invesco”)[3]
Small Cap Opportunities Trust Series I, II	Seeks long-term capital appreciation. To do this, the portion of the Portfolio’s net assets managed by Invesco is invested in at least 80% equity securities of small-capitalization companies, and the portion of the Portfolio’s net assets managed by DFA is invested in a broad and diverse group of readily marketable common stocks of U.S. small- and mid-cap companies.

Grantham, Mayo, Van Otterloo & Co. LLC
International Core Trust Series I, II	Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified portfolio of equity investments from developed markets outside the U.S.

U.S. Equity Trust Series I, II	Seeks long term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in equity securities intended to provide higher returns than the Russell 3000 Index.[4]

20

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Invesco Advisers, Inc.
International Growth Stock Trust Series II	Seeks long term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in stocks of any market capitalization and focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

Value Trust Series I, II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio, invests at least 65% of its total assets in equity securities that are believed to be undervalued relative to the stock market in general.

Jennison Associates LLC
Capital Appreciation Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in capitalization and are attractively valued and have above-average growth prospects.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust Series II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

Financial Industries Trust (formerly Financial Services Trust) Series I, II	Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

Franklin Templeton Founding Allocation Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global Trust, Income Trust and Mutual Shares Trust. The Portfolio is a fund of funds and is also authorized to invest in other underlying Portfolios and investment companies.

Fundamental All Cap Core Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of highly differentiated companies across the capitalization spectrum with key growth drivers, sustainable cash flow production and high returns on capital.

Fundamental Large Cap Value Trust (successor to Fundamental Value Trust) Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its total assets in equity securities of companies with a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index.[4]

21

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (cont.)
Short Term Government Income Trust Series I, II	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. To do this, the Portfolio invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities. The Portfolio’s normal effective duration is no more than 3 years.

Strategic Income Opportunities Trust Series I, II	Seeks a high level of current income. To do this, the Portfolio invests primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds.

Ultra Short Term Bond Trust Series II

Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital. To do this, the Portfolio invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade debt securities.

Note: The Ultra Short Term Bond Portfolio is not a money market fund. Although the Portfolio seeks to preserve the principal value of your investment, the Portfolio’s value fluctuates, and it is possible to lose money by investing in this Investment Option.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
500 Index Trust B Series I, II	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500® Index[5] and securities that as a group will behave in a manner similar to the index.

Mid Cap Index Trust Series I, II	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P MidCap 400® Index[5] and securities that as a group behave in a manner similar to the index.

Money Market Trust Series I, II

Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

Note: Although the Money Market Portfolio seeks to preserve the principal value of your investment, it is possible to lose money by investing in this Investment Option. For example the Money Market Portfolio could lose money if a security purchased by the Portfolio is downgraded, and the Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying Money Market Portfolio is not sufficient to offset the Contract’s expense deductions.

22

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Small Cap Index Trust Series I, II	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Russell 2000® Index[4] and securities that will as a group behave in a manner similar to the index.

Total Stock Market Index Trust Series I, II	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Wilshire 5000® Total Market Index[6] and securities that as a group will behave in a manner similar to the index.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Core Strategy Trust Series II	Seeks long term growth of capital; current income is also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in equity securities and portfolios which invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and portfolios which invest primarily in fixed income securities. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

Lifestyle Aggressive MVP Series I, II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to 18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the Portfolio’s objective.

Lifestyle Aggressive PS Series Series I, II	Seeks long-term growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

23

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Balanced MVP Series I, II	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The Portfolio’s exposure to equity securities normally will not exceed 100%.

Lifestyle Balanced PS Series Series I, II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 50% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 50% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Conservative MVP Series I, II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.

24

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Conservative PS Series Series I, II	Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Growth MVP Series I, II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.

Lifestyle Growth PS Series Series I, II	Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 70% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

25

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Moderate MVP Series I, II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.

Lifestyle Moderate PS Series Series I, II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Massachusetts Financial Services Company
Utilities Trust Series I, II	Seeks capital growth and current income. To do this, the Portfolio invests at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry.

Pacific Investment Management Company LLC
Global Bond Trust Series I, II	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

Real Return Bond Trust Series II	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives.

26

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

QS Investors, LLC
All Cap Core Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), of those included in the Russell 3000 Index.[4]

SSgA Funds Management, Inc.
International Equity Index Trust B Series I, II	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. To do this, the Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index,[7] or American Depository Receipts or Global Depository Receipts representing such securities.

T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC[8]
Science & Technology Trust Series I, II	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

T. Rowe Price Associates, Inc.
Blue Chip Growth Trust Series I, II	Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries and have the potential for above-average earnings growth.

Capital Appreciation Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the Portfolio’s assets. The remaining assets are invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures and options. The Portfolio may invest up to 20% of its total assets in foreign securities.

Equity-Income Trust Series I, II	Seeks to provide substantial dividend income and also long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

27

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

T. Rowe Price Associates, Inc. (cont.)
Health Sciences Trust Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Mid Value Trust Series I, II	Seek long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Small Company Value Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in small companies whose common stocks are believed to be undervalued.

Templeton Global Advisors Limited
Global Trust (successor to Natural Resources Trust) Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Templeton Investment Counsel, LLC
International Value Trust[9] Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Wellington Management Company, LLP
Investment Quality Bond Trust Series I, II	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Mid Cap Stock Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

Small Cap Growth Trust Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

Small Cap Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to be undervalued.

28

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Wells Capital Management, Incorporated
Core Bond Trust (successor to Total Return Trust) Series I, II	Seeks total return consisting of income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.
Western Asset Management Company
High Yield Trust[10] Series I, II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. government and foreign securities.
BLACKROCK VARIABLE SERIES FUNDS, INC. We show the Portfolio’s manager in bold above the name of the Portfolio.

BlackRock Investment Management, LLC
BlackRock Basic Value V. I. Fund[11] Series II	Seeks capital appreciation and, secondarily, income.

BlackRock Value Opportunities V. I. Fund[11] Series II	Seeks long-term growth of capital.

BlackRock Investment Management, LLC and BlackRock International Limited
BlackRock Global Allocation V. I. Fund[12] Series II	Seeks high total investment return.
PIMCO VARIABLE INSURANCE TRUST We show the Portfolio’s manager in bold above the name of the Portfolio.
Pacific Investment Management Company
PIMCO VIT All Asset Portfolio Class M	Seeks maximum real return consistent with preservation of real capital and prudent investment management.

[1]	The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[2]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[3]	The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[4]	“Russell 3000,” “Russell 2000,” “Russell 1000” and “Russell Midcap Value” are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalizations of companies included in the Russell 3000® Index ranged from $21 million to $748 billion, and the Russell 2000® Index ranged from $21 million to $10.3 billion. As of February 28, 2015, the lowest market capitalization of companies included in the Russell 1000® Value Index was $4.3 billion, and as of February 28, 2015, the market capitalizations of companies included in the Russell Midcap® Value” Index ranged from $244.2 million to $34.7 billion.

29

[5]	“Standard & Poor’s,” “S&P 500,” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalizations of companies included in the S&P 500® Index ranged from $3 billion to $753.4 billion, and as of February 28, 2015, the market capitalizations of companies included in the S&P MidCap 400® Index ranged from $1 billion to $16.7 billion.
[6]	“Wilshire 5000” is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalizations of companies included in the Wilshire 5000® Total Market Index ranged from less than $1.0 million to $753.4 billion.
[7]	“MSCI All Country World ex-USA Index” is a service mark of Morgan Stanley Capital International Inc. and its affiliates (“MSCI”). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalization range of the Index was $306 million to $253 billion.
[8]	The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.
[9]	The Portfolio is subadvised by Templeton Investment Counsel, LLC under an agreement with Templeton Global Advisors Limited.
[10]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[11]	The Portfolio is subadvised by BlackRock Investment Management, LLC, an affiliate, under an agreement with BlackRock Advisors, LLC.
[12]	The Portfolio is subadvised by BlackRock Investment Management, LLC and BlackRock International Limited, affiliates, under an agreement with BlackRock Advisors, LLC.

Voting Interest

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

30

V. Description of the Contract

Eligible Plans

Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters,” or you may request a copy of the SAI). The Contracts are not designed to fund a comingled account for multiple participants in a Qualified Plan. The Contracts are designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.

You should consult with a qualified tax advisor for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:

•	the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and
•	any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.

Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.

Eligibility Restrictions – Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters,” or you may request a copy of the SAI from the Annuities Service Center.

Beneficiary IRAs. For all Contracts that offered optional Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional Riders that were otherwise available under the Contract (see Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefits,” to determine what optional Riders, if any, were available).

We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.

Eligible Groups. John Hancock USA has issued group contracts to Venture® Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

Accumulation Period Provisions

Purchase Payments

Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.
•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for Nonqualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:

•	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

31

Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.
•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

Additional Purchase Payments for Qualified Contracts with a GMWB Rider are also subject to the following:

•	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30, unless you purchased a Ven 1 Contract. In that case, Additional Purchase Payments must be $25 for a Ven 1 Qualified Contract and $300 for a Ven 1 Nonqualified Contract. All Additional Purchase Payments must be in U.S. dollars.

We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your contract values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.

We may refuse to accept any Purchase Payment under a Ven 1 Contract in excess of $10,000 per Contract Year.

Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”). Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012;
•	no automatic withdrawal program from your Contract is in effect; and
•	your GMWB Rider is not in the Settlement Phase.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year that you become age 70 1⁄2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. We are not responsible for determining if the payment is a “rollover contribution,” and you should consult with a qualified tax advisor for additional information.

Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and
•	the Contract Value at the end of such two-year period is less than $2,000.

32

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, reduced by any Withdrawal Charges, Contract Fees and Rider Fees. The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from Money Market cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into the Money Market Investment Option, then the program will continue to make those transfers (see “Special Transfer Services – Asset Rebalancing Program” in this section, below).

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or
•	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or the Internet if you comply with our telephone and electronic transactions procedures described in “Telephone and Electronic Transactions” in this section, below).

Maximum Number of Investment Options. There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Payment Enhancement

The optional Payment Enhancement Rider was not available for any John Hancock USA Contract, or any John Hancock New York Contracts issued prior to January 1, 2001 or on or after November 12, 2007. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and, once elected, it is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature are subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Enhancement Rider, we add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, or between October 16, 2006 and April 30, 2007, the Payment Enhancement is 5%. The Payment Enhancement is funded from John Hancock New York’s General Account.

Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the Owner’s Spouse is the Beneficiary, the Spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the Spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner’s death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

Tax Considerations. Payment Enhancements are not considered to be “investment in the contract” for income tax purposes (see “VII. Federal Tax Matters”).

33

Matters to Consider About the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making Additional Purchase Payments, you and your financial advisor should consider:

•	The length of time that you plan to own your Contract;
•	The frequency, amount and timing of any partial surrenders; and
•	The amount and frequency of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to Additional Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see “VI. Charges and Deductions”).

If you are eligible and would like to make Additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether Additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan’s compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan’s tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see “VII. Federal Tax Matters”).

Additional Charges for the Payment Enhancement. If you elected the Payment Enhancement Rider, the Separate Account Annual Expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

34

We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

•	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or
•	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;

(b)	is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers You May Make Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program; (b) transfers from a Fixed Investment Option at the end of its guarantee period; (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios; or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

35

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

We reserve the right to take other actions to restrict trading, including, but not limited to:

•	restricting the number of transfers made during a defined period;
•	restricting the dollar amount of transfers;
•	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and
•	restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Additional Transfer Requirements for Ven 1 Contracts. Under the Ven 1 Contract, a Contract Owner may transfer prior to the Maturity Date amounts among Investment Accounts of the Contract without charge, but such transfers cannot be made on more than two occasions in any Contract Year. After annuity payments have been made for at least 12 months under a Ven 1 Contract, all or a portion of the Contract Value held in a Subaccount with respect to the Contract may be transferred by the Annuitant to one or more other Subaccounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.

Telephone and Electronic Transactions

We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the Internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.

We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

•	any loss or theft of your password; or
•	any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the

36

method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services – Dollar Cost Averaging Program

We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

You should consult with your financial advisor to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.

Special Transfer Services – Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:

•	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);
•	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or
•	annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You should consult with your financial advisor to assist you in determining whether the Asset Rebalancing Program is suited for your financial needs and investment risk tolerance, and in determining appropriate percentages for each Investment Option you select.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

When making a withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal

37

charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.

When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;
•	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or
•	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.

Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).

Signature Guarantee Requirements for Surrenders and Withdrawals

(Not applicable to Contracts issued in New Jersey)

We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:

•	you have no signed application on file with us; or
•	you are requesting that we mail the amount withdrawn to an alternate address; or
•	you have changed your address within 30 days of the withdrawal or surrender request; or
•	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Special Withdrawal Services – The Income Plan

We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals after the withdrawal charge-free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be

38

subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the IP program.

Special Withdrawal Services – The Income Made Easy Program

Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Income Plus For Life® Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, and Principal Returns (where available) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date.

We use the term Owner-driven when we describe death benefits under some versions of the Contracts (Venture® 2006, Ven 24, Ven 22 and Ven 20), where we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these versions, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:

•	You, the Owner, are the Annuitant, or
•	We issued your Contract to an Owner that is not an individual (for example the Owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.

We use the term Annuitant-driven when we describe death benefits under other versions of the Contracts (Ven 9, Ven 8, Ven 7, Ven 3 and Ven 1), where we determine a death benefit on the Annuitant’s death, instead of the Owner’s death, if the Annuitant predeceases the Owner during the Accumulation Period. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract Value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under Nonqualified Contracts where the Owner is not an individual (for example, the Owner is a corporation or a trust). We treat a change in the Annuitant or any co-Annuitant under this type of Annuitant-driven Contract as the death of the Owner, and we distribute the Contract Value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we reduce the amount by charges which would otherwise apply upon withdrawal. If a Nonqualified Contract has both an individual and a non-individual Owner, we determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.

The death benefit under Owner-driven and Annuitant-driven Contracts is the greater of:

•	the Contract Value; or
•	the respective minimum death benefit described below.

The minimum death benefits provided under both Owner-driven and Annuitant-driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit.

You should read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the Accumulation Period.

We decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We increase the death benefit by any optional enhanced death benefits that you may have purchased.

40

Minimum Death Benefit – Owner-driven Contracts. We describe principal features of the applicable minimum death benefit on Owner-driven Contracts in the text below each of the following tables.

Contract Version	Availability[1]	Death Benefit based on
Venture® 2006	May 2006 – October 2011	Owner
[1] Subject to availability in each state.

Minimum Death Benefit Limits: Adjustment for withdrawals. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals. We reduce the minimum death benefit proportionally in connection with withdrawals.

Contract Version	Availability[1]	Death Benefit based on
Ven 20, 22	May 1998 – May 2006	Oldest Owner
Ven 24 (NY Only)	May 1999 – May 2006	Oldest Owner
[1] Subject to availability in each state.

Minimum Death Benefit Limits: Adjustment for withdrawals. We limit the minimum death benefit on this type of Ven 20 and Ven 22 Contract to $10 million, except for (a) Contracts issued in HI, MA, MN, NY & VT; (b) Contracts issued prior to July 25, 2003 in IL & PA; and (c) Contracts issued prior to June 2, 2003 in all other states. We also reduce the minimum death benefit proportionally in connection with withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with withdrawals is the dollar amount of the withdrawal.

Principal Features – Oldest Owner less than age 81 at issue. During the first Contract Year, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

The minimum death benefit during any Contract Year after the first Contract Year equals the greater of (i) or (ii), where:

(i)	equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals; and
(ii)	is the greatest Anniversary Value prior to the oldest Owner’s turning age 81. “Anniversary Value” is the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with withdrawals, since that Contract Anniversary.

Principal Features – Oldest Owner age 81 or more at issue. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

Contract Version	Availability[2]	Death Benefit based on
Ven 20, 22	May 1994 – May 1998	Oldest Owner
[2] See state availability chart below.

Principal Features. Oldest Owner less than 81 at issue and Owner dies prior to his or her 85th birthday. During the first Contract Year, the minimum death benefit on this type of Ven 20 and Ven 22 Contract is the sum of all Purchase Payments made, less any amounts deducted in connection with withdrawals.

During any subsequent Contract Year, the minimum death benefit is the death benefit on the last day of the previous Contract Year, plus any Purchase Payments made and less any amounts deducted in connection with withdrawals since then. If any Owner dies after his or her 85th birthday, however, the minimum death benefit is the sum of all Purchase Payments made, less any amounts deducted in connection with withdrawals.

Principal Features. Oldest Owner age 81 or more at issue. The minimum death benefit is the Contract Value less any applicable withdrawal charge at the time of payment of benefits. For Contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

The amount deducted in connection with withdrawals is the dollar amount of the withdrawal. Withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an Annuity Option).

40

Limited Availability. We issued this version of the Ven 20 and Ven 22 Contracts in Puerto Rico, and in these other jurisdictions during the periods shown below:

From August 15, 1994 to:	In the states of:
May 1, 1998	Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming
June 1, 1998	Connecticut
July 1, 1998	Minnesota, Montana, District of Columbia
October 1, 1998	Texas
February 1, 1999	Massachusetts
March 15, 1999	Florida, Maryland, Oregon
November 1, 1999	Washington

Minimum Death Benefit – Annuitant-driven Contracts. We describe principal features of the applicable minimum death benefit on Annuitant-driven Contracts in the following sub-sections and in the text under each of the tables below.

Death of Annuitant who is not the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary upon the death of the Annuitant if the Owner is not the Annuitant and the Annuitant dies before the Owner and before the Annuity Commencement Date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner’s death and before the Annuity Commencement Date. The death benefit will be paid either as a lump sum or in accordance with any of the distribution options available under the Contract. Ven 7, Ven 8 and Ven 9: An election to receive the death benefit under an Annuity Option must be made within 60 days after the date on which the death benefit first becomes payable. Ven 7, Ven 8 and Ven 9: Rather than receiving the minimum death benefit, the Beneficiary may elect to continue the Contract as the new Owner. (In general, a Beneficiary who makes such an election will nonetheless be treated for federal income tax purposes as if he or she had received the minimum death benefit.)

Death of Annuitant who is the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary if the Owner is the Annuitant, dies before the Annuity Commencement Date and is not survived by a co-Annuitant. Ven 7, Ven 8 and Ven 9: If the Contract is a Nonqualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner (the person, persons or entity to become the Owner) instead of the Beneficiary. Ven 3: If the Contract is a Nonqualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner’s estate. Ven 1: The Contract does not provide for co-Annuitants or successor Owners.

Death of Owner who is not the Annuitant. Ven 7, Ven 8 and Ven 9: If the Owner is not the Annuitant and dies before the Annuity Commencement Date and before the Annuitant, the successor Owner becomes the Owner of the Contract. If the Contract is a Nonqualified Contract, we will distribute an amount equal to the amount payable upon total withdrawal, without reduction for any withdrawal charge, to the successor Owner. If a Nonqualified Contract has more than one individual Owner, the distribution will be made to the remaining individual Owner(s) instead of a successor Owner. Ven 3: If the Contract is a Nonqualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner’s estate. Ven 1: If the Contract is a Nonqualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the Contract Owner’s estate.

Contract Version	Availability	Death Benefit based on
Ven 7	August 1989 – April 1999	Any Annuitant
Ven 8	September 1992 – February 1999	Any Annuitant
Ven 9 (NY Only)	March 1992 – May 1999	Any Annuitant

Principal Features of Minimum Death Benefit. During the first six Contract Years, the minimum death benefit on Ven 7, Ven 8 and Ven 9 Contract equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

During any subsequent six Contract Year period, the minimum death benefit is the death benefit as of the last day of the previous six Contract Year period plus any Purchase Payments made and less any amount deducted in connection with withdrawals since then.

41

If death occurs after the first of the month following the decedent’s 85th birthday, the minimum death benefit is the Contract Value on the date due proof of death and all required claim forms are received at our Annuities Service Center.

Contract Version	Availability	Death Benefit based on
Ven 3	November 1986 – October 1993	Any Annuitant
Ven 1	June 1985 – June 1987	Any Annuitant

Principal Features of Minimum Death Benefit. During the first five Contract Years, the minimum death benefit on Ven 3 and Ven 1 Contracts equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

During any subsequent five Contract Year period:

•	For Ven 3, the minimum death benefit is the death benefit as of the last day of the previous five Contract Year period plus any Purchase Payments made and less any amount deducted in connection with withdrawals since then;
•	For Ven 1, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

Payment of Death Benefit. The determination of the death benefit will be made, for both Owner-driven and Annuitant-driven Contracts, on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

•	a certified copy of a death certificate; or
•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
•	any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan.

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.

Except as otherwise stated above for certain Annuitant-driven Contracts, we will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

42

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following and as may be stated otherwise above for certain Annuitant-driven Contracts:

•	The Beneficiary becomes the Owner.
•	We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.
•	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).
•	We waive withdrawal charges for all future distributions.
•	If the Beneficiary is the deceased Owner’s Spouse (see “Other Contract Provisions – Spouse” below), he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.
•	If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.
•	Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations on the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse. (See “Other Contract Provisions – Spouse” below for additional information concerning Spousal transfers of ownership.)

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

Optional Enhanced Death Benefits

Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

Annual Step-Up Death Benefit. For Contracts issued after June 2010 (dates may vary by state) with an Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved up to the Contract Anniversary on or after the date you (or any joint Owner) reach 75 years old. The Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 75 when we issued the Contract.

For all Contracts issued prior to June 2010 (dates may vary by state) with an Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step-Up Death Benefit was only available if you (and every

43

joint Owner) were under age 80 when we issued the Contract. The Annual Step-Up Death Benefit was only available at Contract issue and cannot be revoked once elected.

Guaranteed Earnings Multiplier Death Benefit. (Not available in New York and Washington.) John Hancock USA offered the Guaranteed Earnings Multiplier Death Benefit Rider between July 2001and May 2006, subject to state availability. Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier was available only at Contract issue and cannot be revoked once elected.

Triple Protection Death Benefit. (Not available in New York and Washington) John Hancock USA offered the Triple Protection Death Benefit Rider between December 2003 and December 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

Pay-out Period Provisions

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by telephone at the number listed on page ii of this Prospectus, at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:

•	you are registered on the website, and
•	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.

Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.

Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. You should consult with a qualified tax advisor for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts”).

Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.

A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.

When John Hancock USA issues a Contract outside New York:

•	the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary (6th Contract Anniversary for Ven 7 and Ven 8 Contracts), and
•	the Maturity Date for Contracts issued on and after May 1, 2006 is the first of the month following the 90th birthday of the oldest Annuitant or, in some cases, the tenth Contract Anniversary, if later, unless the Contract’s specifications page states otherwise or you later change the date.

44

You should review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:

•	a Nonqualified Contract, or
•	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.

We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. United States Treasury Regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.

Once annuity payments commence:

•	you are no longer permitted to make any withdrawals under the Contract;
•	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;
•	we may not change the Annuity Option or the form of settlement; and
•	your Guaranteed Minimum Death Benefit terminates.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

45

Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.

Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life® Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® Series Riders. For each of the Income Plus For Life – Joint Life® Riders, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. If you purchased a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetimes of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

46

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Life Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only – This Annuity Option is available only if:

•	you purchased a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and
•	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.) We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Rider that you purchased with your Contract; or
•	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, with Contracts issued to residents of Massachusetts on or after January 1, 2009, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” in this section, above). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding

47

Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.

Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. (For Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts, the assumed interest is 4%.) The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is shown in the following table:

Contract Version	Rate
Venture® 2006	4.04%
Ven 20, 22, and 24	4.45%
Ven 3, 7, 8 and 9	5.47%
Ven 1	5.36%

Transfers During the Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Surrenders

Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if, at the time you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments (“Commuted Value”) of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

•	multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” below for a description of an “Annuity Unit”);
•	assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and
•	calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if, at the time you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining

48

payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal a × {1 – ((b ÷ c) ÷ d)}, where:

a	equals the number of Annuity Units used to determine future payments before the commutation;
b	equals the dollar amount requested to be paid out as part of the commutation;
c	equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and
d	equals the Annuity Unit value on the day the commutation is executed.

For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, c equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 × {1 – (($20,000 ÷ 3412.08) ÷ $12.50)} = 212.43 units a year for 10 years.

Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.

Death Benefit During the Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.

Optional Guaranteed Minimum Income Benefits

Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.

Other Contract Provisions

Ownership

Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

Before requesting a change of ownership or making an assignment of your Contract, you should consider:

•	A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.
•	In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”)
•	An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.
•	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.
•	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.
•	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.

50

•	Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.

Group Contracts (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserved the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner’s ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days’ notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge (where applicable) as to any Contract issued after the effective date of the modification. All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract.

Acceptance of Contracts. John Hancock USA has discontinued new applications and issuance of new group contracts.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

51

For Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts only, the Beneficiary is initially designated in the application. You may change the Beneficiary during the lifetime of the Annuitant subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Contract Owner or the Contract Owner’s estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.

Spouse

Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.

Misstatement and Proof of Age, Sex or Survival

We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.

Fixed Investment Options

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available under the Contract, including a DCA Fixed Investment Option under the DCA program (see “Special Transfer Services – Dollar Cost Averaging Program” for details). A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

When you purchased the Contract, certain Fixed Investment Options may have been available to you as detailed below.

John Hancock USA Contracts:

Fixed Investment Options under Ven 7 and Ven 8 Contracts. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of October 7, 2002, new Purchase Payments may not be allocated to the 1 and 3 year Fixed Investment Options and as of December 30, 2002, new Purchase Payments may not be allocated to the 6 year Fixed Investment Option.

Fixed Investment Options under Ven 20 and Ven 22 Contracts. For these Contracts, 1 and 3 year Fixed Investment Options were available for Contracts issued prior to October 7, 2002. New Purchase Payments under these Contracts may not be allocated to the 1 or 3 year Fixed Investment Options, but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after October 7, 2002, Purchase Payments and transfers to the 1 and 3 year Fixed Investment Options are not allowed.

In addition, 5 and 7 year Fixed Investment Options were available for Contracts issued prior to December 30, 2002. New Purchase Payments under these Contracts may not be allocated to the 5 or 7 year Fixed Investment Options, but transfers from the Variable

52

Investment Options will be permitted. For Contracts issued on and after December 2002, Purchase Payments and transfers to the 5 and 7 year Fixed Investment Options are not allowed.

Fixed Investment Options under Venture® Contracts (Venture® 2006). Currently, we do not make any Fixed Investment Options available.

No Fixed Investment Options for Ven 1 and Ven 3 Contracts. These Contracts do not provide for a fixed-dollar accumulation prior to the Maturity Date. You should disregard the description in this Prospectus of the Fixed Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the Fixed Investment Options.

John Hancock New York Contracts:

Fixed Investment Options under Ven 9 Contracts. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue.

Fixed Investment Options under Venture® Contracts (Ven 24). For these Contracts, 1, 3, 5 and 7 year Fixed Investment Options may have been available at issue. If you purchased your Contract on or after March 24, 2003, you may not make Purchase Payments or transfers to the Fixed Investment Options. However, if you purchased your Contract prior to March 24, 2003 and elected any of the available Fixed Investment Options, you may be able to make Additional Purchase Payments and transfer money from the Variable Investment Options to the Fixed Investment Options available under your Contract.

Fixed Investment Options under Venture® Contracts (Venture® 2006). Currently, we do not make any Fixed Investment Options available.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program (when available). Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

Market Value Charge. Any amount withdrawn, transferred or borrowed from a Fixed Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below.

For most Venture® Contracts, the adjustment factor is determined by the following formula: 0.75 × (B-A) × C/12 where:

A =	The guaranteed interest rate on the Investment Account.
B =	The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.
C =	The number of complete months remaining to the end of the guarantee period.

53

For purposes of applying this calculation, the maximum difference between “B” and “A” will be 3%. The adjustment factor may never be less than zero.

For Ven 7, Ven 8 and Ven 9 Contracts, however, the maximum difference between “B” and “A” will be 3%. The adjustment factor will never be greater than 2 × (A – 4%) and never less than zero. (“A” is the guaranteed interest rate on the Investment Account. “B” is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn).

The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B – A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B – A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Options in the following situations:

•	death of the Owner (death of Annuitant under Ven 7, Ven 8 and Ven 9 Contracts);
•	amounts withdrawn to pay fees or charges;
•	amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;
•	amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period (applicable only to 3- and 6-year Fixed Investment Options for Ven 7, Ven 8 and Ven 9 Contracts);
•	amounts withdrawn from a one-year Fixed Investment Account (not applicable under Ven 7, Ven 8 and Ven 9 Contracts); and
•	amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior withdrawals in that Contract Year.

In no event will the market value charge:

•	(for Ven 7, Ven 8 and Ven 9 contracts) be greater than the earnings attributable to the amount withdrawn or transferred from an Investment Account;
•	(for Ven 20, Ven 22 and Ven 24 contracts) be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;
•	together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or
•	reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner’s Purchase Payments.

Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

The market value charge described above may apply to withdrawals from any Investment Option except for a one-year Fixed Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters.”

54

Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “VII. Federal Tax Matters – Qualified Contracts – Loans”. The market value charge described above may apply to amounts transferred from the Fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege is not available if you elected any optional guaranteed minimum withdrawal benefit Rider.

Charges. No asset based charges are deducted from Fixed Investment Options.

55

VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see the Fee Tables and the following Appendices: “Optional Enhanced Death Benefits,” “Optional Guaranteed Minimum Withdrawal Benefits” and/or “Optional Guaranteed Minimum Income Benefits.”

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.

Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) Payment Enhancements (where applicable) and any earnings attributable to Payment Enhancements; (iii) certain other “free Withdrawal Amounts,” described below; (iv) distributions required to satisfy federal income tax minimum distribution requirements attributable to this Contract; or (v) Purchase Payments that are no longer subject to a withdrawal charge as described in the table below. A market value charge may apply to these transactions (see “V. Description of the Contract – Market Value Charge”).

We do not impose a withdrawal charge on amounts allocated to a “free Withdrawal Amount.” In any Contract Year, (except for Ven 1 and Ven 3 Contracts) the free Withdrawal Amount for that year is the greater of:

•	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and
•	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

See below for a description of the Ven 1 and Ven 3 free Withdrawal Amounts.

Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any free Withdrawal Amount and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals of Purchase Payments in excess of the free Withdrawal Amount that have been taken to date).

Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.

How We Determine the Withdrawal Charge. We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.” Withdrawals from the Fixed Investment Options may be subject to a market value charge in addition to the withdrawal charge.

55

Ven 1 Withdrawal Charge. The withdrawal charge (may also be referred to as “surrender charge”) assessed under the Ven 1 Contract is 5% of the lesser of (1) the amount surrendered or (2) the total of all Purchase Payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first Contract Year, no withdrawal charge will be made on that part of the first surrender in any Contract Year which does not exceed 10% of the Contract Value computed as of the date of such surrender. The right to surrender up to 10% of the Contract Value free of any withdrawal charge does not apply to Contracts issued in connection with Section 403(b) Plans. There is no withdrawal charge on distributions made as a result of the death of the Annuitant or Contract Owner. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

Ven 3 Withdrawal Charge. The withdrawal charge assessed under the Ven 3 Contract is 5%. The free Withdrawal Amount in any Contract Year is the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year, or (2) 10% of the total Purchase Payments made in the current Contract Year and the preceding 4 Contract Years plus the amount of all unliquidated Purchase Payments made 5 or more Contract Years prior to the current Contract Year. Therefore, no withdrawal charge will apply to any Purchase Payment that has been in the Contract for at least 5 years. After all Purchase Payments have been liquidated, any accumulated earnings (i.e., the excess of the Contract Value on the date of the withdrawal over the unliquidated Purchase Payments) may be withdrawn free of charge. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

Ven 7, Ven 8 and Ven 9 Withdrawal Charge. In no event will the total withdrawal charges exceed 6% of the total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

Ven 20, 22, 24 and Venture® 2006 Withdrawal Charge. We do not impose a withdrawal charge on amounts allocated to a free Withdrawal Amount, and in no event will the total withdrawal charges exceed 6% (8% if you elected the Payment Enhancement Rider in New York) of the total Purchase Payments. Upon a full surrender of a Venture® Contract issued on and after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge. Upon full surrender of a John Hancock USA Contract issued before April 1, 2003, and for all John Hancock New York Contracts, we will liquidate the excess of the Contract Value over the free Withdrawal Amount, if lower.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

John Hancock USA Contracts – Withdrawal Charges

(as percentage of Purchase Payments)

	Ven 20 Ven 22 Venture® 2006	Ven 7 Ven 8	Ven 1 Ven 3
First Year	6%	6%	5%
Second Year	6%	6%	5%
Third Year	5%	5%	5%
Fourth Year	5%	4%	5%
Fifth Year	4%	3%	5%
Sixth Year	3%	2%	0%
Seventh Year	2%	0%	0%
Thereafter	0%	0%	0%

56

John Hancock New York Contracts – Withdrawal Charges

(as percentage of Purchase Payments)

	Ven 24 Venture® 2006 (With Payment Enhancement)	Ven 24 Venture® 2006 (Without Payment Enhancement)	Ven 9
First Year	8%	6%	6%
Second Year	8%	6%	6%
Third Year	7%	5%	5%
Fourth Year	7%	5%	4%
Fifth Year	5%	4%	3%
Sixth Year	4%	3%	2%
Seventh Year	3%	2%	0%
Eighth Year	1%	0%	0%
Thereafter	0%	0%	0%

Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home

(John Hancock USA Contracts only; not available in MA and NY)

For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all of the following apply:

•	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);
•	the confinement began at least one year after the Contract Date;
•	confinement was prescribed by a “Physician”;
•	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and
•	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.

An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which: (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it is located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which: (a) is licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A “Physician” is a person other than you, the Annuitants(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

“Due Proof of Confinement” is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). You should consult with your own qualified tax advisor before requesting the waiver.

There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.

Annual Contract Fee

We deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and the Company in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee’s assessment, the fee will be waived. (There is no provision for waiver under Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts.) We deduct this administration fee

57

on the Contract Anniversary during the Accumulation Period. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract Value on a day other than the Contract Anniversary, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

Asset-Based Charges

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.

Administration Fee

We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee. (We do not separately identify an administration fee for Ven 1 Contracts.)

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract – Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.

To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options for all Contracts except Ven 1 and Venture® 2006 Contracts, 1.30% for Ven 1 Contracts, and 1.00% for the first 7 Contract Years (8 Contract Years if you elect the Payment Enhancement Rider) and 0.85% thereafter for Venture® 2006 Contracts. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.

Reduction or Elimination of Charges and Deductions

(Not available in New York)

We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expect to result in reduction of other risks that are normally associated with the Contracts. We determine entitlement to such a reduction in the charges or deductions in the following manner:

•	We consider the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;
•	We consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;
•	We consider the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;
•	We consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;
•	We consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses; and
•	There may be other circumstances that result in reduced expenses.

58

If after consideration of the foregoing factors, we determine that there would be a reduction in expenses, we provide a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed. In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.

We eliminated the withdrawal charge when a Contract was issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Variable Insurance Trust.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Premium Tax Rate[1]
State or Territory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%

[1] Based on the state of residence at the time the tax is assessed.

[2] We pay premium tax upon receipt of Purchase Payment.

[3] 0.08% on Purchase Payments in excess of $500,000.

[4] Referred to as a “maintenance fee.”

59

VII. Federal Tax Matters

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with a Contract. The discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distribution paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax advisor if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.

Our Tax Status

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

Special Considerations for Optional Benefits

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.

If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):

•	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.
•	Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” of an optional GMWB Rider, using the Contract Value. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.
•	Any annuity payments that you receive under an Annuity Option, including Annuity Options that are available only when you elect a GMWB Rider, will be taxed in the manner described in “Taxation of Annuity Payments” below.

If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):

•	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.
•	The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.

You should consult a qualified tax advisor for information on any optional benefit Rider.

60

General Information Regarding Nonqualified Contracts

(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

Tax Deferral During Accumulation Period

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.

The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.

Aggregation of Contracts

In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.

Exchanges of Annuity Contracts

We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.

In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.

EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis

61

transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.

You should consult with your own qualified tax advisor in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax advisor.

Taxation of Annuity Payments

When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”

Effective January 1, 2011, section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be reported to the IRS as a taxable distribution unless you transfer it into another contract (issued by John Hancock or by another company) in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.

Surrenders, Withdrawals, Transfers and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.

When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.

62

When an individual Owner transfers ownership of a Contract issued after April 22, 1987 without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner’s investment in the Contract is increased by the amount included in the transferor’s gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax advisor should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

•	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or
•	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or
•	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:

•	if received in a single sum, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•	if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or
•	if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.

Penalty Tax on Premature Distributions

There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

•	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
•	attributable to the Contract Owner becoming disabled (as defined in the tax law);
•	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;*
•	made under a single-premium immediate annuity contract; or
•	made with respect to certain annuities issued in connection with structured settlement agreements.

*	You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be

63

issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Medicare Tax on Unearned Income

A Medicare tax applies to certain unearned income at a maximum rate of 3.8% for taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the expected payout. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

General Information Regarding Qualified Contracts

(Contracts Purchased to Fund an IRA or Other Qualified Plan)

Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.

When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

64

You should consult a qualified tax advisor for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.

Additional Purchase Payments to Qualified Contracts

You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):

•	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;
•	as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or
•	by making annual contributions to the extent permitted under the Code.

*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.

Distribution Requirements

The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.

Traditional IRAs

Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.

Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.

Contributions to a Traditional IRA

Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

Distributions from a Traditional IRA

In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59 1⁄2, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.

65

You may make tax-deferred direct transfers from a Contract held as a Traditional IRA to another Traditional IRA. If instead you take a withdrawal with the intent to roll the proceeds to another IRA as an indirect rollover, you should be aware of certain limitations under the tax law. You must complete any indirect rollover within 60 days of receiving the withdrawal. Moreover, during any 12-month period, you can make only one indirect rollover, with respect to all IRAs you own including Roth IRAs. Any additional indirect rollover attempted during the 12-month period will be treated as a distribution, subject to income tax and potentially the 10% penalty tax.

A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.

Required Minimum Distributions from a Traditional IRA

Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70 1⁄2. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.

Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax advisor.

If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.

Penalty Tax on Premature Distributions from a Traditional IRA

A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, you should consult your own qualified tax advisor.

If you rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.

66

Contributions to a Roth IRA

Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include: (i) required minimum distributions as described in section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.

Federal income tax will apply to direct rollovers from “non-Roth” accounts in retirement plans described in sections 401(a), 403(a), 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to Contracts issued as Roth IRAs. Please read “Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.

Distributions from a Roth IRA

Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70 1⁄2. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.

If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax advisor. Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

•	made after the Owner turns age 59 1⁄2;
•	made after the Owner’s death;
•	attributable to the Owner being disabled; or
•	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.

A direct transfer from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax. However, during any 12-month period, you can make only one indirect rollover with respect to all IRAs you own, including Roth IRAs.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1⁄2 may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.

The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.

You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.

67

If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.

Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.

Other Qualified Plans

You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:

Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self- Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax- Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.

In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.

68

Collecting and Using Information

Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

Contributions to Other Qualified Plans

You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

Distributions from Other Qualified Plans

If permitted under your plan, you may take a withdrawal in the form of a distribution:

•	from Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA; or
•	from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.

In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct transfer to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary.

You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.

In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.

Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with a qualified tax advisor for further information.

Required Minimum Distributions from Other Qualified Plans

Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of:

•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70 1⁄2; or
•	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.

69

Penalty Tax on Premature Distributions from Other Qualified Plans

A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of distributions from certain Qualified Contracts, including a SIMPLE IRA, the penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and “designated beneficiary” (as defined in the tax law).

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, you should consult your own qualified tax advisor.

Withholding on Eligible Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except: (i) minimum distributions required under section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.

If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. You should seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.

Designated Roth Accounts within Other Qualified Plans

The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

Rollover to a Roth IRA

Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.

70

You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.

If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or the “Plan”), we may restrict your ability to make Additional Purchase Payments unless: (a) we receive the Additional Purchase Payment directly from the Section 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us; (b) we have entered into an agreement with your Section 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”); and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Plan.

Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Plan to a previously issued Contract used in a Section 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.

Please see the SAI for information regarding withdrawals under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.

Loans under section 403(b) of the Code

You may be eligible for a loan of some or all of your Contract Value if:

•	We issued your Contract prior to January 1, 2009;
•	Your Contract does not contain a GMWB Rider;
•	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code;
•	The retirement plan is not subject to Title 1 of ERISA; and
•	Your retirement plan permits you to request the loan.

71

Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.

Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax advisor before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.

See Your Own Tax Advisor

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

72

VIII. General Matters

Asset Allocation Services

We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract – Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)

Distribution of Contracts

John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210-2805. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.

The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of affiliated and/or non-affiliated broker-dealers that provided marketing support and training services to the broker-dealers that sold and service the Contracts.

Standard Compensation

The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 8% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected broker-dealers (“firms”). We determined which firms to support and the extent of the

73

payments that we made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.

These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.

Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may give or have previously given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to recommend the contracts of one issuer over another issuer or one product over another product.

For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Contracts Sold Directly Without Payment of Any Sales Compensation

(John Hancock USA Contracts only; not available in NY)

The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. The following classes of individuals are eligible for this waiver:

•	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and
•	employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts; and (2) have approved the payment of the credit to their employees and registered representatives.

Transaction Confirmations

We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

74

Reinsurance Arrangements

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

Statements of Additional Information

Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders, and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus, and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

Financial Statements

The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2014 and 2013, and its Separate Account financial statements for the year ended December 31, 2014 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2014, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

75

Appendix A: Examples of Calculation of Withdrawal Charge

(for Ven 20, 22, 24 and Venture® 2006 Contracts)

The following examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 9, Ven 3 or Ven 1 Contracts. The length and duration of these withdrawal charges for these versions of the Contract differs as shown in the Fee Tables.

Example 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, there are no withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values. During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.

Contract Year	Hypothetical Contract Value	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
2	$55,000	$5,000[1]	$50,000	6%	$3,000
4	50,500	5,000[2]	45,500	5%	2,275
6	60,000	10,000[3]	50,000	3%	1,500
7	35,000	5,000[4]	45,000[4]	2%	900
8	70,000	20,000[5]	50,000	0%	0

[1]        In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).

2      In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).

[3]        In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free Withdrawal Amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free Withdrawal Amount).

[4]       In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 – $50,000), so the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 – $5,000).

[5]       There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.

Example 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, the Payment Enhancement is not elected, and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

The free Withdrawal Amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.

Hypothetical Contract Value	Withdrawal Requested	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
$65,000	$2,000	$15,000[1]	$0	5%	$0
49,000	5,000	3,000[2]	2,000	5%	100
52,000	7,000	4,000[3]	3,000	5%	150
44,000	8,000	0[4]	8,000	5%	400

[1]        For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000 – 0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.

[2]      The Contract has negative accumulate earnings ($49,000 – $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

[3]       The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 – $2,000 – $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

[4]       The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 – $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

A-1

Appendix B: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Venture® Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

•	Guaranteed Earning Multiplier Death Benefit (Not offered in New York or Washington)
•	Triple Protection Death Benefit (Not offered in New York or Washington)
•	Enhanced Death Benefit (Ven 7 and Ven 8 Contracts only)
•	Annual Step-Up Death Benefit (Venture® 2006 Contracts only)

Guaranteed Earnings Multiplier

(Not offered in New York or Washington)

Depending on availability, you may have elected the optional Guaranteed Earnings Multiplier benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Guaranteed Earnings Multiplier. Election of the Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of certain Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the Guaranteed Earnings Multiplier benefit prior to the withdrawal; and
(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and Guaranteed Earnings Multiplier will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving Spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner’s death and the death benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of the Guaranteed Earnings Multiplier

Guaranteed Earnings Multiplier will terminate upon the earliest to occur of: (a) the date the Contract terminates; (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

Guaranteed Earnings Multiplier Fee

A daily charge at an annual effective rate of 0.20% of the value of each Variable Investment Option is deducted from each Subaccount for the Guaranteed Earnings Multiplier.

The election of Guaranteed Earnings Multiplier on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

Triple Protection Death Benefit

(Not offered in New York or Washington)

Depending on availability, you may have elected the Triple Protection Death Benefit, which provides a death benefit upon the death of any Owner prior to the Maturity Date. Under Triple Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December 2003 and December 2004.

Once the Triple Protection Death Benefit is elected, it is irrevocable. If the Triple Protection Death Benefit is elected, the death benefit paid under the Triple Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit) is imposed for the Triple Protection Death Benefit (see “Triple Protection Death Benefit Fee” below). Once the Triple Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Triple Protection Death Benefit is determined as of the date on which written notice and proof of death and all required forms are received in good order at our Annuities Service Center. The amount of the Triple Protection Death Benefit is equal to the “‘Enhanced Earnings Death Benefit’ Factor”* plus the greatest of:

•	the Contract Value;
•	the Return of Purchase Payments Death Benefit Factor*;
•	the Annual Step-Up Death Benefit Factor*; or
•	the Graded Death Benefit Factor*.

(*defined below)

We may offer other optional Riders whose benefits and the names of such benefits are similar to the Triple Protection Death Benefit Factor. These other optional Riders are separate and distinct from the Triple Protection Death Benefit Factor; they contain separate optional Rider charges and their benefits and limitations may be different.

If there is any Debt under the Contract, the Triple Protection Death Benefit equals the amount described above less the Debt amount.

If the Beneficiary is the deceased Owner’s Spouse, and the Triple Protection Death Benefit is not taken in one sum immediately, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving Spouse:

•	The Triple Protection Death Benefit paid upon the first Owner’s death (“first Triple Protection Death Benefit”) is not treated as a Purchase Payment to the Contract;
•	In determining the “Enhanced Earnings Death Benefit” Factor (see “‘Enhanced Earnings Death Benefit’ Factor” below), on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the “Enhanced Earnings Death Benefit” Factor;
•	In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Withdrawal Reductions” below).

“Enhanced Earnings Death Benefit” Factor. For purposes of the Triple Protection Death Benefit, the “Enhanced Earnings Death Benefit” Factor is equal to 50% multiplied by Earnings, as defined under the “Enhanced Earnings Death Benefit” Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the “Enhanced Earnings Death Benefit” Factor calculation, Earnings are equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Example” and “Withdrawal Reductions” below).

The Maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.

Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no Additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:

•	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.
•	“Earnings” are equal to $175,000 minus $150,000, or $25,000.
•	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.

Note that for purposes of the Triple Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).

Annual Step-Up Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner’s turning age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary (see “Withdrawal Reductions” below).

Graded Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1.	is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

Number of Complete Years Payment has been in Contract	Payment Multiplier*
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%
*If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

2.	is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.

Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract

Year will be recalculated and will reduce the appropriate value proportionally. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

We reserve the right to restrict Investment Options at any time. We will notify the Owner in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option, you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to the terms of the Contract.

At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, the Triple Protection Death Benefit will terminate automatically upon the earliest of:

•	the date the Contract terminates;
•	the Maturity Date; or
•	the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and the Triple Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.

Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a total withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the total withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Enhanced Death Benefit

An Enhanced Death Benefit was available for certain Ven 7 and Ven 8 Contracts. If you purchased this optional benefit Rider, we “step up” the minimum death benefit each Contract Year instead of over the six Contract Year period described in the “Death Benefit During Accumulation Period” section of the Prospectus. In addition, if the Annuitant dies after the first of the month following his or her 85th birthday, the death benefit during the Accumulation Period is the greater of:

•	the Contract Value; or
•	the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

If you purchased this optional benefit, you paid the greater of: (i) at least 10% of all Purchase Payments made to the Contract through the date the Enhanced Benefit first became available in the state where your Contract was issued; or (ii) $10,000.

This Enhanced Death Benefit became available for Ven 7 and Ven 8 Contracts issued:

After:	In the states of:
August 15, 1994	Florida, Maryland and Washington
October 3, 1994	Idaho, New Jersey and Oregon
January 3, 1995	California

This Enhanced Death Benefit was also available for Contracts issued prior to August 15, 1994. Contracts with a Contract Date prior to the date the Enhanced Death Benefit first became available in the state of issue may also have been exchanged for a new Contract which provides for an alternative enhanced death benefit.

Annual Step-Up Death Benefit

You may have elected the optional Annual Step-Up Death Benefit:

•	for an additional charge of 0.20% of the value of the Variable Investment Options;
•	as long as you met our issue age requirements (see below); and
•	for Contracts issued in February 2009 and later, if the Contract was not intended to be used with an IRA you inherited from someone else (sometimes referred to as a “Beneficiary IRA”), unless you are the Spouse of the decedent and own the IRA in your own name.

For Contracts issued after June 2010 (dates may vary by state), the Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 75 when we issued the Contract.

For all Contracts issued prior to June 2010 (dates may vary by state), the Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract.

The Annual Step-Up Death Benefit was only available at Contract issue and cannot be revoked once elected.

Rider Benefit

The amount of the death benefit for the Annual Step-Up Death Benefit is the greater of:

•	the death benefit described under “Death Benefit During Accumulation Period”; or
•	the Annual Step-Up Death Benefit.

For Contracts issued after June 2010 (dates may vary by state), the Annual Step-Up Death Benefit is the highest Anniversary Value that may be achieved before you (or any joint Owner) reach 75 years old.

For all Contracts issued prior to June 2010 (dates may vary by state), the Annual Step-Up Death Benefit is the highest Anniversary Value that may be achieved before you (or any joint Owner) reach 81 years old.

Anniversary Value. For purposes of the Rider, the greatest Anniversary Value is equal to the Contract Value on each Contract Anniversary, plus any subsequent Purchase Payments, less any amounts deducted in connection with withdrawals since the Contract Anniversary. The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (a) multiplied by (b) where:

(a)	is equal to the Annual Step-Up Death Benefit prior to the withdrawal; and
(b)	is equal to the Withdrawal Amount divided by the Contract Value prior to the withdrawal.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the Annual Step-Up Death Benefit Rider. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the death benefit under your Contract based on Additional Purchase Payments, and may also prevent you from increasing the amounts we guarantee under an Annual Step-Up Death Benefit Rider.

Continuation of Rider upon Death of Owner. If the Beneficiary under the Contract is the Contract Owner’s surviving Spouse and elects to continue the Contract, the Contract and the Annual Step-Up Death Benefit will continue with the surviving Spouse as the new Contract Owner, subject to our issue age rules. For purposes of calculating the Annual Step-Up Death Benefit payable upon the death of the surviving Spouse, the death benefit paid upon the first Owner’s death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with withdrawals prior to the date the first death benefit is paid will be excluded from consideration in determining the Annual Step-Up Death Benefit. In determination of the Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries are set to zero as of the date the first death benefit is paid.

Termination of the Optional Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit will terminate upon the earliest to occur of:

(a)	the date the Contract terminates;
(b)	the Maturity Date;
(c)	the date on which the Annual Step-Up Death Benefit is paid; and
(d)	(for Contracts issued on or after June 18, 2010 (dates may vary by state )) the date the Owner is changed or the Contract is assigned, unless:
(i)	the new Owner is a guardian, a custodian or a trust established for the sole benefit of the previous Owner; or
(ii)	the new Owner is an individual and the previous Owner was a guardian, a custodian or a trust established for the sole benefit of that individual; or
(iii)	the change is from one guardian, custodian or trust established for the sole benefit of an individual to another guardian, custodian or trust established for the sole benefit of that individual; or
(iv)	the Ownership is transferred to the Owner’s Spouse following the death of the Owner; or

(v)	the Contract is assigned to a guardian, a custodian or a trust established for the sole benefit of the previous Owner; or
(vi)	the assignment is for purposes of a tax qualified exchange.

Annual Step-Up Death Benefit Fee

A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Subaccount for the Annual Step-Up Death Benefit.

Qualified Plans

If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax advisor.

The Annual Step-Up Death Benefit may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will be sufficient to result in an increased death benefit.

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:

Income Plus For Life® Series Riders:

•	Income Plus For Life® 1.11 Series:
¡	Income Plus For Life® 1.11
¡	Income Plus For Life – Joint Life® 1.11
•	Income Plus For Life® 5.09 Series:
¡	Income Plus For Life® 5.09
¡	Income Plus For Life – Joint Life® 5.09
•	Income Plus For Life® 12.08 Series:
¡	Income Plus For Life® 12.08
¡	Income Plus For Life – Joint Life® 12.08
•	Income Plus For Life® (Quarterly Step-Up Review) Series
¡	Income Plus For Life® (Quarterly Step-Up Review)
¡	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)
•	Income Plus For Life® (Annual Step-Up Review) Series*
¡	Income Plus For Life® (Annual Step-Up Review)
¡	Income Plus For Life – Joint Life® (Annual Step-Up Review)

* The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life®” and “Income Plus For Life – Joint Life®.”

Principal Plus for Life Series Riders

•	Principal Plus for Life
•	Principal Plus for Life Plus Automatic Annual Step-Up
•	Principal Plus for Life Plus Spousal Protection

Principal Plus Rider

Principal Returns Rider

These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.

General Information about Guaranteed Minimum Withdrawal Benefit Riders

This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts

Our GMWB Riders provide two different types of benefits:

Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.

Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.

Covered Person(s)

Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or on joint lives.

Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.

The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.

Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under state law (a “Spouse”) to be treated as a Covered Person under the Contract.

For Riders issued with Nonqualified Contracts:

•	both Spouses must be named as co-Owners of the Contract; or
•	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.

For Riders issued with Qualified Contracts:

•	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and
•	the Owner’s Spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.

Availability of Guaranteed Minimum Withdrawal Benefit Riders

You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

Changes to the Owner, Annuitant or Beneficiary designations after the Rider is issued may reduce, limit, or terminate benefits available under the Rider.

Rider Fees

We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:

•	on the date we determine the death benefit;
•	after the Annuity Commencement Date at the time an Annuity Option begins; or
•	at full surrender of the Contract; or
•	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.

Fee for Income Plus For Life® 1.11 Series Riders. The current fee is equal to 1.00% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life ®1.11 or Income Plus For Life – Joint Life ®1.11 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® 5.09 Series Riders. The current fee is equal to 0.90% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 5.09 or Income Plus For Life – Joint Life® 5.09 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life ® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.

Fee for Principal Plus for Life Plus Spousal Protection. The fee is equal to 0.65% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any the amount of Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Spousal Protection Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Spousal Protection Rider fee will never exceed 1.20%.

Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.

If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Restrictions on Additional Purchase Payments

If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.

Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:

•	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or
•	(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.

Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:

•	(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);
•	(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but
•	(all Contracts) any Purchase Payment after the oldest Covered Person becomes age 81.

For Contracts issues with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment Restrictions to Qualified Contracts.

Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:

•	You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).

Other limitations on Additional Purchase Payments may vary by state.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments that we may approve for the year that you become 70 1⁄2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution” and you should consult with a qualified tax advisor regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,
•	no automatic withdrawal program from your Contract is in effect, and
•	your Rider is not in the Settlement Phase.

Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:

•	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or
•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or
•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or
•	(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.

For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial advisor or our Annuities Service Center.

Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.

Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.

If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

(a)	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or
(b)	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).

Subject to our restrictions on frequent trading:

•	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or
•	if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.

You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

You should consult with your financial advisor to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.

Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:

•	Core Strategy Trust
•	Lifestyle Balanced MVP
•	Lifestyle Balanced PS Series
•	Lifestyle Conservative MVP
•	Lifestyle Conservative PS Series
•	Lifestyle Growth MVP
•	Lifestyle Growth PS Series
•	Lifestyle Moderate MVP
•	Lifestyle Moderate PS Series
•	Total Bond Market Trust B
•	Ultra Short Term Bond Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option, in connection with your selected Investment Options.

Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):

•	American Asset Allocation Trust
•	Capital Appreciation Value Trust
•	Franklin Templeton Founding Allocation Trust (not available with any GMWB Rider purchased after December 15, 2008, other than Principal Plus For Life and Principal Returns)
•	Money Market Trust

If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option, except to the Money Market Investment Option. No additional amounts may be allocated to the Money Market Investment Option. Also, you will not be able to transfer amounts from another Investment Option to any of the Restricted Options. And you will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.

We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on page ii of this Prospectus. You should read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.

If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Source Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.

None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

Table of Restricted Model Allocations. The following 10 Model Allocations were available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.

Restricted Model Allocations:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Global Balanced PS (only available to Global Balanced investors; not available after June 30, 2014)	30% 25% 25% 20%	Fundamental Large Cap Value Trust American International Trust Lifestyle Balanced PS Series Global Bond Trust
American Global Diversification (not available after April 30, 2009)	65% 20% 10% 5%	American Global Growth Trust Bond Trust American High-Income Bond Trust American New World Trust
Fundamental Holdings of America (not available after April 30, 2009)	35% 25% 25% 15%	Bond Trust American Growth-Income Trust American Growth Trust American International Trust
Global Balanced (not available after April 30, 2007)	30% 25% 25% 20%	Fundamental Large Cap Value Trust American International Trust Lifestyle Balanced MVP Global Bond Trust
Blue Chip Balanced (not available after April 30, 2007)	40% 30% 30%	Investment Quality Bond Trust American Growth Trust American Growth-Income Trust
Value Strategy (not available after February 10, 2006)	30% 30% 20% 20%	Fundamental Large Cap Value Trust Equity-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Growth Blend (not available after February 10, 2006)	40% 20% 20% 20%	Blue Chip Growth Trust American Growth-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Core Holdings of America (not available after August 1, 2005)	35% 25% 25% 15%	Active Bond Trust American Growth Trust American Growth-Income Trust American International Trust
Core Solution (not available after April 30, 2005)	34% 33% 33%	Strategic Income Opportunities Trust Blue Chip Growth Trust Equity-Income Trust
Value Blend (not available after April 30, 2005)	40% 20% 20% 20%	Equity-Income Trust American Growth Trust Active Bond Trust Strategic Income Opportunities Trust
Global (not available after April 30, 2005)	30% 30% 20% 20%	International Value Trust Global Bond Trust American Growth-Income Trust Blue Chip Growth Trust

A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.

Increases in Guaranteed Amounts

We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.

Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.

Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.

Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders

Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.

Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.

Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.

Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.

Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:

•	you select option A, B or C above; and
•	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

•	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59 1⁄2, a 10% penalty tax under the Code;
•	reduce the death benefit and other optional benefits;
•	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and
•	may reduce your ability to obtain Step-Ups.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) if you enroll in the Income Made Easy Program.

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancies of you and your Spouse). The Life Expectancy Distribution Program may provide one or more of the following:

•	Pre-59 1⁄2 Distributions – these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or
•	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or
•	Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3), or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters – Required Minimum Distributions.”

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution Program may reduce future guaranteed minimum withdrawal values.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution Program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect that withdrawals made after the Lifetime Income Date have on the Rider’s guarantees.

The Life Expectancy Distribution Program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchased.

If you are interested in the Life Expectancy Distribution Program, you may obtain further information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution Program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).

Under our Life Expectancy Distribution Program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1⁄2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax advisor.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

Additional Annuity Options

In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments

If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract – Pay-out Period Provisions”).

When you take withdrawals:

•	you have the flexibility to start and stop withdrawals;
•	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);
•	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;
•	you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and
•	you reduce the Contract Value available for annuitization.

When you annuitize:

•	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);
•	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);
•	you no longer have access to the Contract Value; and
•	your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.

Tax Considerations

Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59 1⁄2. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our GMWB Riders.

Features of Income Plus For Life 1.11 Series Riders and Income Plus For Life 5.09 Series Riders

Covered Person(s)

The Income Plus For Life® 1.11 Series Riders and Income Plus For Life® 5.09 Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® 1.11 and 5.09) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® 1.11 and 5.09).

IPFL 1.11 and 5.09 Series Rider Benefits

Lifetime Income Amount. Either Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® 1.11 or 5.09) the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or
•	(for Income Plus For Life – Joint Life® 1.11 or 5.09) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider on the Lifetime Income Date; by
•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® 1.11 or 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 1.11 or 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. The earliest Lifetime Income Date is the date you purchased a Rider (the Rider’s “effective date”) if the Covered Person (or the youngest Covered Person for Income Plus For Life – Joint Life® 1.11 or 5.09) would turn age 59 1⁄2 or older during the first Contract Year.

Otherwise, the Lifetime Income Date in most cases is the Contract Anniversary immediately preceding the date the Covered Person (or youngest Covered Person for Income Plus For Life – Joint Life® 1.11 or 5.09) turns age 59 1⁄2. The earliest available Lifetime Income Date in effect when we issued the Rider remains in effect for as long as the Rider remains in effect.

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time for an Income Plus For Life® 1.11 or 5.09 Series Rider is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase either Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base or could cause you to lose your guaranteed minimum withdrawal benefit. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” below for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

Benefit Rate by Age
Covered Person’s age on the Contract Anniversary prior to the first withdrawal after the Lifetime Income Date	Income Plus For Life® 1.11 or 5.09	Income Plus For Life – Joint Life® 1.11 or 5.09
59 1⁄2 – 64	4.00%	3.75%
65 and over	5.00%	4.75%

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 1.11 or 5.09 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 1.11 or 5.09) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with either the Income Plus For Life® 1.11 or 5.09 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary because that is the Contract Anniversary before you turn age 59 1⁄2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

With the higher Benefit Rate at older ages, if you defer taking withdrawals after the Lifetime Income Date, we will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under Income Plus For Life – Joint Life ®1.11 or 5.09) on the first withdrawal after the Lifetime Income Date.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 1.11 or 5.09 Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), up to a maximum Benefit Base of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base is the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date; or
•	the latest of:
¡	the date of a Purchase Payment that we applied to the Benefit Base;
¡	the date of a reduction in the Benefit Base; or
¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an Excess Withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. We offered the Income Plus For Life® 1.11 or 5.09 Series Riders with the following Credit features:

•	Annual Credit Rate – 5%
•	Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while your Rider is in effect. We will extend the Credit Period each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Annual Credits. (We may refer to the Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period if you did not take any withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

If you take a withdrawal during a Contract Year, you will not be eligible for a Credit at the end of that Contract Year and Annual Credits for future Contract Years may be reduced, or eliminated, if the withdrawal results in a reduction of the Benefit Base.

EXAMPLE (Income Plus For Life® 1.11 and 5.09): Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider and you, the Covered Person, will turn age 63 during the first Contract Year. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years. Based on your age the applicable Annual Credit Rate for those years is 5%. If you take no withdrawals during the first and second Contract Year:

•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($90,000 + $5,000) = $4,750). The Benefit Base increases to $99,750 ($90,000 + $5,000 + $4,750) and the Lifetime Income Amount increases to $4,988 (5% × $99,750).

EXAMPLE (Income Plus For Life – Joint Life® 1.11 and 5.09): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider when the younger Covered Person was age 65, you take no withdrawals during the first and second Contract Years and the applicable Annual Credit Rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $4,988 (4.75% × $105,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,225 (4.75% × $110,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($90,000 + $5,000) = $4,750). The Benefit Base increases to $99,750 ($90,000 + $5,000 + $4,750) and the Lifetime Income Amount increases to $4,738 (4.75% × $99,750).

Step-Ups. The Income Plus For Life® 1.11 and 5.09 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal the Benefit Base value after the Step-Up multiplied by the Benefit Rate then in effect for your Rider, and the Rider fee will be based on the increased Benefit Base.

We also reserve the right to increase the rate of the fee for the Income Plus For Life® 5.09 Series Riders, up to a maximum rate of 1.20%, on any Step-Up Date. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE. Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider when you, the Covered Person, are 65, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Step-Ups may occur only while either the Income Plus For Life® 1.11 or 5.09 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 1.11 and 5.09 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of each Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person (or younger Covered Person in the case of a joint-life Rider) when we issued the Contract and the type of guaranteed minimum withdrawal benefit you purchased. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis. That means we reduce the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000) to $90,000 ($100,000 – 10% × $100,000).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date; or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date; or
•	a withdrawal (including applicable withdrawal charges) you take on or after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges), exceeds the Lifetime Income Amount for that Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” below).

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Series Rider that names you as the Covered Person when you are 45. Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract, and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: Withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount. We do this by multiplying the reduced Benefit Base by the Benefit Rate in effect for your Rider. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 5.09): Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider. Also assume that when you are age 67, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/ $100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 1.11 or 5.09): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider. Also assume that when the younger Covered Person is age 67, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Contract Value by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or
•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 1.11 or 5.09 Series Rider enters the Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. See “Settlement Phase” below. The Rider’s benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

If you take Excess Withdrawals from your Contract, you risk lowering the Lifetime Income Amount guaranteed for future withdrawals, or reducing the availability or amount of future Step-Ups.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 1.11 or 5.09 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide income payments for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with these Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce your Benefit Base proportionally by the amount of the withdrawal if you take a withdrawal under the Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 1.11 or 5.09 Series Rider if your Contract Value reduces to zero and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under an Income Plus For Life® 1.11 or 5.09 Series Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 1.11 or 5.09 Series Rider if:

•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or
•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value then declines to zero in that same Contract Year.

The settlement amount we pay to you under the Rider varies:

•	If the Settlement Phase begins after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as a Covered Person is living.
•	If the Settlement Phase begins before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount (i.e., the Benefit Base at the Lifetime Income Date multiplied by the Benefit Rate then in effect).
•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Our Income Plus For Life® 1.11 or 5.09 Series Riders end if (a) a death benefit becomes payable during the Accumulation Period (but before the Settlement Phase under the Rider), and (b) the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum. In cases where the Rider continues, we determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Income Plus For Life® 1.11 and 5.09. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® 1.11 and 5.09:

1. Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal the Benefit Rate then in effect multiplied by the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

	-	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

-

continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of any increase in the Benefit Base (reflecting the initial death benefit or any future Step-Ups) if at the time of the increase we also increase the rate of the Rider fee.

2. The Covered Person	-	ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 1.11 or 5.09 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments.

The entire interest must be distributed within five years of the Owner’s death, except in the case where the Beneficiary is an individual. In that case, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. We continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”).

Income Plus For Life – Joint Life® 1.11 and 5.09. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) a Qualified Plan is the non-Spousal Beneficiary and the surviving Covered Person is a Spouse of the deceased Owner. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue periodic distributions under the Contract in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Rider fee (see “Rider Fees” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value only to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 1.11 or 5.09 Rider is in effect, we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 1.11 or 5.09 Series Rider once it is in effect. However, an Income Plus For Life® 1.11 or 5.09 Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® 1.11 and 5.09) the death or removal of the Covered Person;
•	(for Income Plus For Life – Joint Life® 1.11 and 5.09) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any exchange program that we may make available; or
•	termination of the Contract.

Features of Income Plus For Life® 12.08 Series Riders

Form of Guaranteed Amounts

The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life ®12.08) or on the lifetime durations of two Covered Persons (Income Plus For Life –Joint Life ®12.08).

IPFL 12.08 Series Rider Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life ®12.08) the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or
•	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by
•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life ®12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life Joint – Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

•	(for Income Plus For Life® 12.08) you were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1⁄2 (age 61 in NY).
•	(for Income Plus For Life – Joint Life® 12.08) both you and your Spouse were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1⁄2 (age 61 in NY). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® 12.08 – 5%
•	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59 1⁄2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider (see “Restrictions on Additional Purchase Payments,” above).

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or
•	the latest of:
¡	the date of a Purchase Payment that we applied to the Benefit Base,
¡	the date of a reduction in the Benefit Base, or
¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, because the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:

•	Annual Credit Rate
¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

¡	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:
•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit Rate on the following Contract Anniversary will be 7%.
¡	For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the date that the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:
¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider; or
¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)

If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only have purchased an Income Plus For Life® 12.08 Rider based on the value of its other features.

At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the Target Amount.

The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.

“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period. We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.

Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® 12.08 Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1⁄2, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or
•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income

Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:

•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or
•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® 12.08:
1. Not the Covered Person	-

may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider Fee based on the recalculated Benefit Base.

	-	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
	-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.
2. The Covered Person	-	ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.

Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders

Income Plus For Life® (Quarterly Step-Up Review) Series Definitions

The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.

Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:

•	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or
•	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.

Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime durations of two Covered Persons (Income Plus For Life –Joint Life® (Quarterly Step-Up Review)).

IPFL (Quarterly Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life® (Quarterly Step-Up Review)); by
•	the Benefit Base for the Rider on the Lifetime Income Date.

The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

•	(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1⁄2 (age 61 in New York).
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1⁄2 (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Quarterly Step-Up Review) – 5%
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider (see “Restrictions on Additional Purchase Payments,” above).

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date; or
•	the latest of:
¡	the date of a Purchase Payment that we applied to the Benefit Base;
¡	the date of a reduction in the Benefit Base; or
¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate –
¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
¡	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:
•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Annual Credit Rate on the following Contract Anniversary will be 7%.
¡	For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:
¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider; or
¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits, provided you take no withdrawals during the previous Contract Year.

Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the “Target Amount”(see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is the greater of:

•	200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or
•	the highest Target Value.

In no event, however, will we set a Target Amount in excess of $5 million.

Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.

We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:

•	(200% × $100,000) + (100% × $25,000) = $225,000; or
•	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.

Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:

•	the Contract Value on that date; and
•	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.

If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:

•	the Contract Value on the Contract Anniversary; or
•	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”

If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.

Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58 1⁄2 at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

For New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year, and
•	there were no Excess Withdrawals during that Contract Year, and
•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):

1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

		-	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

		-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.

2.	The Covered Person	-	ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.

Features of Income Plus For Life® (Annual Step-Up Review) Series Riders

Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”

Form of Guaranteed Amounts

Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime durations of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.
•	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Annual Step-Up Review)); by
•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.

Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:

•	(for Income Plus For Life® (Annual Step-Up Review)) you were age 59 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59 1⁄2 (age 61 in New York) .
•	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59 1⁄2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59 1⁄2. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Annual Step-Up Review) – 5%
•	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%.

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase

Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date; or
•	the latest of:
¡	the date of a Purchase Payment that we applied to the Benefit Base;
¡	the date of a reduction in the Benefit Base; or
¡	the effective date of a Step-Up.

Credits. The Income Plus For Life (Annual Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate:
¡	7% for Riders purchased on or after January 17, 2008 and outside of New York;
¡	6% for Riders purchased before January 17, 2008 or in New York.
•	Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit.
•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:
¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life (Annual Step-Up Review) Rider, or
¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

EXAMPLE (Income Plus For Life – Joint Life ® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).

Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the Target Amount (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.

We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.

Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:

•	any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).

We do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)

Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:

•	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or
•	the Contract Value immediately after the Excess Withdrawal.

After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life® (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

•	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or
•	you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59 1⁄2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

•	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

o    the Excess Withdrawal amount; divided by

o    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year;
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.

The settlement payment we pay to you under the Rider varies:

•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.
•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse

-   may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

- enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

-   continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

2. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	- may continue in the same manner as 1.
- enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

-   does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

3. The Covered Person and the Beneficiary is the deceased Owner’s Spouse	- ends without any further benefit.
4. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	- ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Termination of Rider

You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	the death or removal of the Covered Person; or
•	termination of the Contract.

Features of Principal Plus and Principal Plus for Life Series Riders

Forms of Guaranteed Amounts

Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. The Principal Plus for Life Plus Spousal Protection Rider provides a lifetime income guarantee based on the lifetime durations of two Covered Persons. Principal Plus does not provide a lifetime income guarantee.

Principal Plus and PPFL Benefits

Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Principal Plus for Life and Principal Plus For Life Plus Automatic Annual Step-Up) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract, or
•	(for Principal Plus For Life Plus Spousal Protection) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5%); by
•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:

•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1⁄2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58 1⁄2.
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1⁄2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59 1⁄2.
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.
•	(for Principal Plus for Life Plus Spousal Protection) the older of you and your Spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older Spouse would turn age 65. (The Lifetime Income Date does not change if the older Spouse does not survive to this date and the younger Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate

The Benefit Rate is:

•	Principal Plus – 5.00%
•	Principal Plus for Life – 5.00%
•	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%
•	Principal Plus for Life Plus Spousal Protection – 5.00%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000 ($150,000 for Principal Plus).

Increases in Guaranteed Amounts

Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider (see “Restrictions on Additional Purchase Payments,” above).

We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $3 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:

•	5% of the Benefit Base immediately after the Additional Purchase Payment; or
•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.

Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.

In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

•	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:
¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or
¡	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.
•	in the case of the Lifetime Income Amount, to equal the lesser of:
¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or
¡	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

Credits. The Riders provide the following Credit features:

•	Credit Rate – 5%.
•	initial Credit Period
¡	(for Principal Plus) – the first 5 Contract Years.
¡	(for Principal Plus for Life Series Riders issued prior to May 1, 2007) – the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person (younger of the two Covered Persons for Principal Plus for Life Plus Spousal Protection) turns age 80. If you elected a Principal Plus for Life Plus Spousal Protection Rider when you purchased a Contract, the Credit Period is determined on the Contract Date. If you purchased a Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the initial Credit Period is based on the age of that Covered Person as of the initial Contract Date. The Credit Period does not change upon the death of either Covered Person.
¡	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) – the first 10 Contract Years.
•	extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we will extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

Each time you qualify for a Credit, we increase the Benefit Base:

•	by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise
•	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.

Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).
•	At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).

Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:

•	(for Principal Plus and Principal Plus for Life) 0.75%, and
•	(for Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection) 1.20%.

If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Up Dates. We schedule Step-Up Dates:

•	(for Principal Plus) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.
•	(for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.
•	(for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.
•	(for Riders issued in Oregon) – we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.

•	(for Principal Plus for Life Riders with endorsement) – we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.

Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.

If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider Fee is based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection fees up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

    Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution Program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution Program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or
•	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.

Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:

•	the Lifetime Income Amount prior to the withdrawal; or
•	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.

Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:

•	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or
•	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on distribution requirements under the Code.

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value.

We will not make any further withdrawals under our Life Expectancy Distribution Program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.

Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in “V. Description of the Contract – Accumulation Period Provisions – Payment of Death Benefit.”

Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:

•	You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.
•	You may choose to continue to receive distribution payments under the Life Expectancy Distribution Program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.
•	We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.
•	After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution Program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.

Continuation of Principal Plus. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Beneficiary is:		Then PRINCIPAL PLUS:
1.	The deceased Owner’s Spouse

–    Continues if the Benefit Base is greater than zero.

–    Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

–    Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under this Rider).

–    Continues to impose the Principal Plus fee.

–     Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.

2.	Not the deceased Owner’s Spouse

–    Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:			Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse	–

Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.

		–	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.
		–	Continues to impose the Principal Plus for Life fee.
–

Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

2.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	–

Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

3.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	–	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

If the Deceased Owner is:			Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
4.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	–	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

–

In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Death of First Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the first Covered Person to die is an Owner of the Contract (or deemed to be an “Owner” if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (or is not deemed to be an “Owner” if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect, and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

•	no greater than the Guaranteed Withdrawal Amount until the Benefit Base is depleted to zero;
•	no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or
•	based on amounts we calculate under our Life Expectancy Distribution Program (see “Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the surviving Covered Person dies while the Rider is in effect and the Beneficiary does not take the death benefit under the Contract as a lump sum or as an Annuity Option, the Rider will continue if the death benefit or the Benefit Base is greater than zero at the time. We will step up the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit, and treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Credits or Step-Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Rider fee will continue (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time. The Rider will enter its Settlement Phase if the Benefit Base is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the Spouse of the decedent, that Spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death. When settlement payments deplete the Benefit Base to zero, the Rider terminates and we make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in “Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider” above.

Termination of Rider

You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
•	under Principal Plus, the date the Benefit Base depletes to zero; or
•	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or
•	under Principal Plus, the Maturity Date under the Contract; or
•	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or
•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.

Features of Principal Returns Rider

Form of Guarantee

The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).

In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.

The Rider does not provide a lifetime income guarantee.

Benefit Base

The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Benefit Rate

The Benefit Rate is 8%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider (see “Restrictions on Additional Purchase Payments,” above).

We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept, subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:

•	8% of the Benefit Base immediately after the Purchase Payment; or
•	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).

Accumulation Benefit (not available for Riders issued in the state of Washington).

As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:

•	the amount of your initial Purchase Payments, up to $5 million; or
•	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.

Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.

If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.

Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.

We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.

Withdrawals, Distributions and Settlements

Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution Program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or
•	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our automatic Life Expectancy Distribution Program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.

If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.

Settlement Phase. The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.

Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum.

Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:

•	Continues if the Benefit Base is greater than zero.
•	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.
•	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the guaranteed minimum withdrawal benefit provided under this Rider).
•	Continues to impose the Rider fee.
•	Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.
•	Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Termination of Rider

You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
•	the date the Benefit Base and the Contract Value both deplete to zero; or
•	the date an Annuity Option under the Contract begins; or
•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.

Appendix D: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture® Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that may have been available to you at issue. Not all Riders were available at the same time or in all states.

John Hancock USA

•	Guaranteed Retirement Income Program I
•	Guaranteed Retirement Income Program II
•	Guaranteed Retirement Income Program III

John Hancock New York

•	Guaranteed Retirement Income Program I
•	Guaranteed Retirement Income Program II

The optional Guaranteed Retirement Income Programs guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

John Hancock USA

Availability of Guaranteed Retirement Income Program

John Hancock USA offered three versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between May 1998 and June 2001 (beginning and end dates may vary by state). Guaranteed Retirement Income Program II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.

Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program I) and then must be exercised within 30 days immediately following the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program I) or a subsequent Contract Anniversary; and
•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Program I

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is defined below. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Income Base. The Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Guaranteed Retirement Income Program I Growth Factor. The growth factor for Guaranteed Retirement Income Program I is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Income Base Reductions. Withdrawals will reduce the Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Step-Up of Income Base. Within 30 days immediately following any Contract Anniversary, you may elect in writing to step up the Income Base to the Contract Value on that Contract Anniversary. If you elect to step up the Income Base, the earliest date that you may exercise the Guaranteed Retirement Income Program is extended to the 7th Contract Anniversary following the date the Step-Up is effective (the Step-Up Date).

Following a Step-Up of the Income Base, the Income Base as of the Step-Up Date is equal to the Contract Value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the Contract Value on the Step-Up Date will be treated as a Purchase Payment made on that date, and all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the Step-Up Date will not be considered.

Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Guaranteed Retirement Income Program II Growth Factor. The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Guaranteed Retirement Income Program III Growth Factor. The growth factor for Guaranteed Retirement Income Program III is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Program and prior to the oldest Annuitant’s 81st birthday. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Program II Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal; and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Guaranteed Retirement Income Program III Income Base Reductions. If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal; and (ii) is equal to the Withdrawal Amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated above.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors Available for Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III

The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in “V. Description of the Contract – Pay-out Period Provisions – Annuity Options.”

Life Annuity with a 10-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.

Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).

Joint and Survivor Life Annuity with a 10-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise a Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Program I	0.25%
Guaranteed Retirement Income Program II	0.45%
Guaranteed Retirement Income Program III	0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program

A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
•	the termination of the Contract for any reason; or
•	the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans

The use of Guaranteed Retirement Income Programs is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program.

Hence, you should consider that because (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election (7th Contract Anniversary for Guaranteed Retirement Income Program I) and (b) the election of a Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program Fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancies of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Programs should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

John Hancock New York

Availability of Guaranteed Retirement Income Program

John Hancock New York offered two versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base (Guaranteed Retirement Income Program II only). The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor. The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Program and prior to the oldest Annuitant’s 81st birthday. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”:

•	Life Annuity with a 10-Year Period Certain;
•	Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates).

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Program I	0.30%
Guaranteed Retirement Income Program II	0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program

A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
•	the termination of the Contract for any reason; or
•	the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program.

You should consider that because (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program Fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancies of the co-Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, a Guaranteed Retirement Income Program should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

•	Venture® 2006 Contracts with no optional benefit Riders
•	Venture® 2006 Contracts with the Annual Step-Up Death Benefit Rider
•	Venture® 2006 Contracts issued by John Hancock New York with the Annual Step-Up Death Benefit Rider and the Payment Enhancement optional benefit Rider.
•	Ven 24, Ven 22 and Ven 20 Contracts with no optional benefit Riders;
•	Ven 22 and Ven 20 Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;
•	Ven 24 Contracts with the Payment Enhancement optional benefit Rider;
•	Ven 9, Ven 6 and Ven 7 Contracts with no optional benefit Riders;
•	Ven 3 Contracts with no optional benefit Riders.

Please note that fees for the Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III and Triple Protection Death Benefit Riders, and fees for GMWB Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture Prior

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Venture Variable Annuity

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146
Value at End of Year	—	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435
Ven 22, 20 No. of Units	—	—	—	1,864,827	2,169,926	2,511,902	3,032,307	4,027,955	5,662,346	7,431,295
Ven 24 No. of Units	—	—	—	67,294	76,201	84,406	149,964	180,652	202,571	254,131
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	11.281	11.285	10.008	8.088	13.089	12.680	11.178	10.891
Value at End of Year	—	—	—	11.281	11.285	10.008	8.088	13.089	12.680	11.178
No. of Units	—	—	—	20,607	25,524	25,824	27,742	29,894	53,278	57,668
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	10.545	10.565	9.383	7.594	12.308	11.941	10.543	10.288
Value at End of Year	—	—	—	10.545	10.565	9.383	7.594	12.308	11.941	10.543
No. of Units	—	—	—	76,762	105,546	137,463	240,478	312,360	413,183	487,495
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146
Value at End of Year	—	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435
Ven 7, 8 No. of Units	—	—	—	185,568	202,252	225,628	238,305	322,637	423,821	579,086
Ven 9 No. of Units	—	—	—	30,346	42,223	44,975	51,568	92,908	93,667	157,718
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146
Value at End of Year	—	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435
No. of Units	—	—	—	20,927	20,605	21,131	26,444	23,424	34,045	36,694
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	14.486	14.491	12.858	10.383	16.820	16.289	14.356	13.982
Value at End of Year	—	—	—	14.486	14.491	12.858	10.383	16.820	16.289	14.356
Ven 22, 20 No. of Units	—	—	—	683,763	773,935	876,963	936,856	961,353	1,067,899	1,225,205
Ven 24 No. of Units	—	—	—	327,702	377,045	389,463	384,540	381,985	420,641	453,984
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	14.209	14.242	12.663	10.246	16.632	16.139	14.252	13.908
Value at End of Year	—	—	—	14.209	14.242	12.663	10.246	16.632	16.139	14.252
No. of Units	—	—	—	67,237	73,330	159,675	84,851	90,490	124,224	127,884
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	14.005	14.059	12.519	10.144	16.492	16.027	14.174	13.853
Value at End of Year	—	—	—	14.005	14.059	12.519	10.144	16.492	16.027	14.174
No. of Units	—	—	—	113,058	148,465	186,875	257,110	334,148	343,063	361,467
500 Index Trust B - Series I Shares (units first credited 11-02-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.447	12.132	12.500	—	—	—	—	—	—	—
Value at End of Year	18.380	16.447	12.132	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	1,266,264	1,417,987	1,549,792	—	—	—	—	—	—	—
Ven 24 No. of Units	66,222	62,118	63,829	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.409	12.629	12.500	—	—	—	—	—	—	—
Value at End of Year	18.301	16.409	12.629	—	—	—	—	—	—	—
No. of Units	15,003	17,262	20,574	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.381	12.626	12.500	—	—	—	—	—	—	—
Value at End of Year	18.242	16.381	12.626	—	—	—	—	—	—	—
No. of Units	48,690	51,889	61,937	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.447	12.633	12.500	—	—	—	—	—	—	—
Value at End of Year	18.380	16.447	12.633	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	136,529	132,068	162,238	—	—	—	—	—	—	—
Ven 9 No. of Units	51,405	30,065	27,389	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.447	12.633	12.500	—	—	—	—	—	—	—
Value at End of Year	18.380	16.447	12.633	—	—	—	—	—	—	—
No. of Units	29,379	26,814	20,170	—	—	—	—	—	—	—
500 Index Trust B - Series II Shares (units first credited 11-02-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.406	12.633	12.500	—	—	—	—	—	—	—
Value at End of Year	18.306	16.406	12.633	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	583,266	648,741	805,208	—	—	—	—	—	—	—
Ven 24 No. of Units	280,419	338,762	373,505	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.368	12.629	12.500	—	—	—	—	—	—	—
Value at End of Year	18.227	16.368	12.629	—	—	—	—	—	—	—
No. of Units	44,656	46,654	33,543	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.339	12.626	12.500	—	—	—	—	—	—	—
Value at End of Year	18.168	16.339	12.626	—	—	—	—	—	—	—
No. of Units	104,473	76,432	106,569	—	—	—	—	—	—	—
Active Bond Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	12.500
Value at End of Year	19.036	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580
Ven 22, 20 No. of Units	599,955	491,586	751,502	915,605	1,072,347	1,249,746	1,545,198	2,211,907	2,960,620	3,779,743
Ven 24 No. of Units	14,017	15,781	19,370	25,301	43,758	61,321	69,399	98,929	118,895	140,653
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.762	18.005	16.677	16.015	14.294	11.638	13.219	12.911	12.563	12.500
Value at End of Year	18.671	17.762	18.005	16.677	16.015	14.294	11.638	13.219	12.911	12.563
No. of Units	10,355	10,458	11,387	14,914	16,275	18,005	18,388	26,958	32,570	43,655
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.533	17.799	16.511	15.880	14.194	11.574	13.166	12.878	12.551	12.500
Value at End of Year	18.402	17.533	17.799	16.511	15.880	14.194	11.574	13.166	12.878	12.551
No. of Units	26,796	45,428	63,828	77,689	102,718	152,545	198,810	261,708	296,316	361,780
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	12.500
Value at End of Year	19.036	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580
Ven 7, 8 No. of Units	510,777	628,290	726,579	854,722	971,211	1,115,068	1,341,754	1,582,048	1,896,304	2,428,159
Ven 9 No. of Units	54,424	60,981	70,464	73,763	81,286	92,526	108,899	140,392	204,998	258,204
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	12.500
Value at End of Year	19.036	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580
No. of Units	218,719	239,648	323,688	370,444	412,580	561,855	614,080	732,664	855,608	950,426
Active Bond Trust - Series II Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.774	18.017	16.690	16.012	14.281	11.643	13.215	12.915	12.567	12.500
Value at End of Year	18.682	17.774	18.017	16.690	16.012	14.281	11.643	13.215	12.915	12.567
Ven 22, 20 No. of Units	2,103,322	2,613,861	2,885,351	3,551,138	4,494,583	4,939,109	5,134,407	7,342,785	7,737,600	7,813,643
Ven 24 No. of Units	440,040	552,538	624,839	727,365	840,272	902,082	921,431	1,320,767	1,344,178	1,350,107
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.468	17.742	16.469	15.832	14.148	11.558	13.145	12.872	12.551	12.500
Value at End of Year	18.324	17.468	17.742	16.469	15.832	14.148	11.558	13.145	12.872	12.551
No. of Units	141,072	156,023	174,021	189,182	224,199	235,279	234,396	325,954	320,904	312,540
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.242	17.539	16.305	15.697	14.049	11.494	13.092	12.839	12.538	12.500
Value at End of Year	18.060	17.242	17.539	16.305	15.697	14.049	11.494	13.092	12.839	12.538
No. of Units	317,486	462,470	575,868	664,142	837,511	909,308	943,950	1,317,568	1,399,750	1,442,961
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	12.915	12.567	12.500
Value at End of Year	—	—	—	—	—	—	—	13.215	12.915	12.567
Ven 9 No. of Units	—	—	—	—	—	—	—	253	253	253

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Cap Core Trust (formerly Growth Trust) - Series I Shares (units first credited 07-15-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114
Value at End of Year	28.890	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409
Ven 22, 20 No. of Units	840,192	981,371	1,169,637	1,330,117	1,574,344	1,856,365	2,192,453	2,846,401	4,157,956	5,317,776
Ven 24 No. of Units	28,388	41,371	43,823	46,052	55,691	65,315	71,667	81,521	130,706	153,969
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.323	11.591	10.105	10.226	9.192	7.271	12.239	12.114	10.727	9.992
Value at End of Year	16.534	15.323	11.591	10.105	10.226	9.192	7.271	12.239	12.114	10.727
No. of Units	18,197	24,347	12,660	10,775	13,688	14,787	15,919	20,761	21,873	25,817
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.533	8.737	7.629	7.731	6.960	5.514	9.295	9.214	8.171	7.623
Value at End of Year	12.426	11.533	8.737	7.629	7.731	6.960	5.514	9.295	9.214	8.171
No. of Units	30,390	35,262	38,914	39,769	47,760	78,594	85,885	97,450	114,191	172,569
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114
Value at End of Year	28.890	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409
Ven 7, 8 No. of Units	175,697	198,134	215,103	238,025	274,653	317,322	382,247	465,904	594,331	775,887
Ven 9 No. of Units	68,173	74,215	81,281	90,241	103,484	123,119	156,358	198,707	253,002	313,453
Ven 3 Contracts with no Optional Riders
Value at Start of Year	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114
Value at End of Year	28.890	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409
No. of Units	9,059	9,911	10,805	13,277	15,086	19,126	20,107	24,100	31,814	35,814
All Cap Core Trust (formerly Growth Trust) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.942	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764	15.612
Value at End of Year	25.842	23.942	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764
Ven 22, 20 No. of Units	28,144	46,164	60,515	54,027	62,497	72,096	87,545	102,679	120,561	130,017
Ven 24 No. of Units	6,254	8,647	6,927	6,806	10,056	10,538	11,874	16,455	18,620	16,165
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.391	17.731	15.483	15.710	14.150	11.210	18.908	18.761	16.643	15.530
Value at End of Year	25.196	23.391	17.731	15.483	15.710	14.150	11.210	18.908	18.761	16.643
No. of Units	711	700	3,251	3,223	4,426	5,067	4,916	4,518	3,733	5,894
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.986	17.451	15.261	15.508	13.989	11.099	18.749	18.632	16.552	15.468
Value at End of Year	24.723	22.986	17.451	15.261	15.508	13.989	11.099	18.749	18.632	16.552
No. of Units	4,701	7,801	8,463	9,446	10,823	13,985	16,191	16,590	16,325	13,357
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	18.936	16.764	15.612
Value at End of Year	—	—	—	—	—	—	—	19.122	18.936	16.764
Ven 9 No. of Units	—	—	—	—	—	—	—	312	313	313
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.113	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764	15.612
Value at End of Year	—	18.113	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764
No. of Units	—	—	148	148	148	149	149	149	149	149
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010) - Series I Shares (units first credited 03-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	12.780	22.326	20.206	19.226	17.888
Value at End of Year	—	—	—	—	—	15.261	12.780	22.326	20.206	19.226
Ven 22, 20 No. of Units	—	—	—	—	—	2,716,985	3,341,121	4,314,341	5,971,079	7,379,350
Ven 24 No. of Units	—	—	—	—	—	112,565	126,784	158,510	228,894	268,153
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	6.226	10.899	9.884	9.423	8.785
Value at End of Year	—	—	—	—	—	7.420	6.226	10.899	9.884	9.423
No. of Units	—	—	—	—	—	13,624	12,313	33,095	38,921	46,808
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	5.392	9.453	8.585	8.198	7.654
Value at End of Year	—	—	—	—	—	6.416	5.392	9.453	8.585	8.198
No. of Units	—	—	—	—	—	145,769	192,957	257,081	314,528	389,884

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	12.780	22.326	20.206	19.226	17.888
Value at End of Year	—	—	—	—	—	15.261	12.780	22.326	20.206	19.226
Ven 7, 8 No. of Units	—	—	—	—	—	505,949	595,476	762,737	951,840	1,208,031
Ven 9 No. of Units	—	—	—	—	—	216,186	263,491	326,625	426,423	526,534
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	12.780	22.326	20.206	19.226	17.888
Value at End of Year	—	—	—	—	—	15.261	12.780	22.326	20.206	19.226
No. of Units	—	—	—	—	—	25,194	29,186	38,198	46,528	70,597
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	9.484	16.600	15.055	14.359	13.387
Value at End of Year	—	—	—	—	—	11.303	9.484	16.600	15.055	14.359
Ven 22, 20 No. of Units	—	—	—	—	—	377,616	394,347	524,089	555,332	563,975
Ven 24 No. of Units	—	—	—	—	—	75,172	74,395	79,704	95,639	99,956
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	9.359	16.414	14.916	14.255	13.317
Value at End of Year	—	—	—	—	—	11.132	9.359	16.414	14.916	14.255
No. of Units	—	—	—	—	—	23,121	22,578	24,209	25,866	29,457
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	9.266	16.276	14.813	14.178	13.264
Value at End of Year	—	—	—	—	—	11.005	9.266	16.276	14.813	14.178
No. of Units	—	—	—	—	—	44,508	46,475	63,831	73,221	68,612
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	9.484	16.600	15.055	14.359	13.387
Value at End of Year	—	—	—	—	—	11.303	9.484	16.600	15.055	14.359
Ven 9 No. of Units	—	—	—	—	—	259	266	821	828	548
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870
Value at End of Year	—	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459
Ven 22, 20 No. of Units	—	—	411,312	517,185	587,058	758,051	942,277	1,221,952	1,672,577	1,841,422
Ven 24 No. of Units	—	—	13,725	14,713	17,075	17,562	18,952	27,743	39,428	39,696
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	17.892	16.387	17.382	14.923	11.977	17.089	16.031	14.325	13.769
Value at End of Year	—	—	17.892	16.387	17.382	14.923	11.977	17.089	16.031	14.325
No. of Units	—	—	39,764	39,517	42,559	46,835	57,648	68,505	52,240	51,220
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	17.581	16.127	17.131	14.730	11.839	16.919	15.896	14.225	13.693
Value at End of Year	—	—	17.581	16.127	17.131	14.730	11.839	16.919	15.896	14.225
No. of Units	—	—	33,274	40,188	58,659	78,711	39,663	131,573	150,396	166,689
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870
Value at End of Year	—	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459
Ven 7, 8 No. of Units	—	—	76,807	96,106	98,239	113,950	127,247	129,415	172,765	195,319
Ven 9 No. of Units	—	—	16,170	21,401	21,365	22,877	24,537	43,230	44,179	45,996
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870
Value at End of Year	—	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459
No. of Units	—	—	3,290	3,488	5,372	5,865	5,470	5,480	8,671	6,657
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	19.542	17.916	19.006	16.315	13.088	18.661	17.517	15.646	15.051
Value at End of Year	—	—	19.542	17.916	19.006	16.315	13.088	18.661	17.517	15.646
Ven 22, 20 No. of Units	—	—	354,775	474,129	534,180	605,954	657,194	735,104	873,791	843,708
Ven 24 No. of Units	—	—	66,055	68,508	90,932	100,368	120,745	141,565	161,342	146,759
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	19.131	17.574	18.680	16.067	12.916	18.451	17.355	15.533	14.972
Value at End of Year	—	—	19.131	17.574	18.680	16.067	12.916	18.451	17.355	15.533
No. of Units	—	—	16,819	14,805	15,536	18,151	25,510	27,529	33,190	49,081

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	18.828	17.321	18.439	15.884	12.788	18.296	17.235	15.448	14.913
Value at End of Year	—	—	18.828	17.321	18.439	15.884	12.788	18.296	17.235	15.448
No. of Units	—	—	49,254	53,636	73,692	82,331	89,480	113,547	117,975	118,139
American Asset Allocation Trust - Series I Shares (units first credited 05-02-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.094	13.237	11.597	11.654	10.546	12.500	—	—	—	—
Value at End of Year	16.671	16.094	13.237	11.597	11.654	10.546	—	—	—	—
Ven 22, 20 No. of Units	2,268,977	2,548,406	3,002,717	3,534,573	4,226,250	4,854,392	—	—	—	—
Ven 24 No. of Units	75,588	79,403	81,129	79,185	32,258	103,311	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.881	13.088	11.489	11.568	10.490	12.500	—	—	—	—
Value at End of Year	16.417	15.881	13.088	11.489	11.568	10.490	—	—	—	—
No. of Units	18,133	18,911	21,453	32,359	38,677	41,319	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	15.723	12.977	11.409	11.505	10.448	12.500	—	—	—	—
Value at End of Year	16.229	15.723	12.977	11.409	11.505	10.448	—	—	—	—
No. of Units	64,887	74,344	89,457	98,041	130,228	212,565	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.094	13.237	11.597	11.654	10.546	12.500	—	—	—	—
Value at End of Year	16.671	16.094	13.237	11.597	11.654	10.546	—	—	—	—
Ven 7, 8 No. of Units	2,414,044	2,844,572	3,155,413	3,552,474	4,058,185	4,670,702	—	—	—	—
Ven 9 No. of Units	283,935	305,221	339,343	381,871	21,057	572,513	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.094	13.237	11.597	11.654	10.546	12.500	—	—	—	—
Value at End of Year	16.671	16.094	13.237	11.597	11.654	10.546	—	—	—	—
No. of Units	981,603	1,062,848	1,203,317	1,395,434	1,612,859	1,871,261	—	—	—	—
American Asset Allocation Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.249	13.350	11.693	11.728	10.602	8.700	12.543	12.500	—	—
Value at End of Year	16.849	16.249	13.350	11.693	11.728	10.602	8.700	12.543	—	—
Venture No. of Units	17,779,267	24,268,679	26,251,939	27,380,933	29,201,462	30,724,575	19,851,060	6,729,131	—	—
NY Venture No. of Units	1,111,778	1,560,679	1,653,866	1,426,370	390,046	1,970,143	1,033,934	379,845	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.393	12.627	—	—	—	—	—	—	—	—
Value at End of Year	15.986	15.393	—	—	—	—	—	—	—	—
Venture No. of Units	5,090,246	251,915	—	—	—	—	—	—	—	—
NY Venture No. of Units	344,112	1,192	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.980	13.162	11.558	11.621	10.531	8.664	12.522	12.500	—	—
Value at End of Year	16.529	15.980	13.162	11.558	11.621	10.531	8.664	12.522	—	—
Ven 22, 20 No. of Units	973,105	1,230,173	1,359,655	1,692,120	1,828,645	2,352,872	1,892,149	1,357,916	—	—
Ven 24 No. of Units	170,699	193,914	234,745	248,675	16,567	342,042	129,358	41,834	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.768	13.013	11.450	11.536	10.475	8.635	12.505	12.500	—	—
Value at End of Year	16.277	15.768	13.013	11.450	11.536	10.475	8.635	12.505	—	—
No. of Units	41,328	39,436	42,230	136,122	143,461	146,143	118,757	17,170	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.874	13.087	11.504	11.578	10.503	8.649	12.514	12.500	—	—
Value at End of Year	16.403	15.874	13.087	11.504	11.578	10.503	8.649	12.514	—	—
No. of Units	1,312	160,308	175,104	202,723	108,634	215,712	236,172	224,200	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.034	13.199	—	—	—	—	—	—	—	—
Value at End of Year	16.593	16.034	—	—	—	—	—	—	—	—
No. of Units	149,351	1,076	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	15.611	12.903	11.370	11.473	10.433	8.613	12.493	12.500	—	—
Value at End of Year	16.091	15.611	12.903	11.370	11.473	10.433	8.613	12.493	—	—
No. of Units	59,400	77,158	89,793	104,443	31,813	166,832	115,640	75,948	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.034	13.199	11.585	11.642	10.545	8.671	12.526	12.500	—	—
Value at End of Year	16.593	16.034	13.199	11.585	11.642	10.545	8.671	12.526	—	—
Venture No. of Units	7,974,837	10,641,059	11,195,574	11,853,987	12,511,936	12,874,294	7,973,773	3,073,847	—	—
NY Venture No. of Units	780,183	1,201,158	1,308,358	1,426,370	206,895	1,505,773	978,916	352,031	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.360	12.626	—	—	—	—	—	—	—	—
Value at End of Year	15.920	15.360	—	—	—	—	—	—	—	—
Venture No. of Units	2,207,030	57,268	—	—	—	—	—	—	—	—
NY Venture No. of Units	353,981	25,374	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.664	12.939	11.397	11.494	10.447	8.620	12.497	12.500	—	—
Value at End of Year	16.153	15.664	12.939	11.397	11.494	10.447	8.620	12.497	—	—
NY Venture No. of Units	2,484	149,172	156,789	167,038	55,100	173,112	173,633	154,513	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.050	13.050	—	—	—	—	—	—	—	—
Value at End of Year	16.340	13.050	—	—	—	—	—	—	—	—
NY Venture No. of Units	137,584	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	12.522	12.500	—	—
Value at End of Year	—	—	—	—	—	—	8.664	12.522	—	—
Ven 9 No. of Units	—	—	—	—	—	—	80,119	31,883	—	—
No. of Units	—	—	—	—	—	—	105,624	28,774	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	12.522	12.500	—	—
Value at End of Year	—	—	—	—	—	—	8.664	12.522	—	—
No. of Units	—	—	—	—	—	—	4,348	563	—	—
American Blue Chip Income and Growth Trust (merged into American Growth-Income Trust eff 11-02-2012) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463
Value at End of Year	—	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317
Ven 22, 20 No. of Units	—	—	—	1,375,366	1,575,377	1,644,971	1,863,074	2,373,140	2,952,854	3,003,264
Ven 24 No. of Units	—	—	—	192,901	225,707	245,089	268,076	285,863	326,760	337,549
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	16.421	16.930	15.394	12.304	19.772	19.800	17.225	16.409
Value at End of Year	—	—	—	16.421	16.930	15.394	12.304	19.772	19.800	17.225
No. of Units	—	—	—	57,344	66,741	76,599	82,544	91,855	100,073	122,679
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	16.209	16.737	15.241	12.200	19.634	19.691	17.157	16.368
Value at End of Year	—	—	—	16.209	16.737	15.241	12.200	19.634	19.691	17.157
No. of Units	—	—	—	67,942	97,136	119,299	139,310	165,698	193,157	181,864
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463
Value at End of Year	—	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317
Ven 9 No. of Units	—	—	—	12,417	21,008	19,151	30,610	32,346	48,679	39,850
No. of Units	—	—	—	119,981	117,258	134,444	167,691	213,728	292,547	300,636
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463
Value at End of Year	—	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317
No. of Units	—	—	—	12,356	9,876	10,528	12,344	16,115	20,264	23,260
American Bond Trust (merged into Bond Trust eff 10-28-2011) - Series II Shares (units first credited 08-01-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.130	11.866	13.311	13.105	12.500	—
Value at End of Year	—	—	—	—	13.754	13.130	11.866	13.311	13.105	—
Venture No. of Units	—	—	—	—	8,002,903	8,298,579	7,590,244	9,402,750	2,920,678	—
NY Venture No. of Units	—	—	—	—	831,645	823,365	751,142	966,217	302,519	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	12.967	11.749	13.212	13.040	12.418	12.500
Value at End of Year	—	—	—	—	13.550	12.967	11.749	13.212	13.040	12.418
Ven 22, 20 No. of Units	—	—	—	—	4,632,522	4,838,252	4,551,762	6,308,370	5,334,662	2,340,443
Ven 24 No. of Units	—	—	—	—	603,586	625,224	569,633	755,350	703,819	295,255

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	12.853	11.669	13.149	13.003	12.408	12.500
Value at End of Year	—	—	—	—	13.403	12.853	11.669	13.149	13.003	12.408
No. of Units	—	—	—	—	144,780	158,916	157,844	183,361	148,168	50,361
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	12.962	11.756	13.234	13.074	12.500	—
Value at End of Year	—	—	—	—	13.531	12.962	11.756	13.234	13.074	—
No. of Units	—	—	—	—	364,499	392,259	343,049	421,961	122,925	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	12.768	11.609	13.101	12.976	12.400	12.500
Value at End of Year	—	—	—	—	13.295	12.768	11.609	13.101	12.976	12.400
No. of Units	—	—	—	—	631,171	702,693	657,435	864,609	787,772	271,239
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.034	11.803	13.267	13.087	12.500	—
Value at End of Year	—	—	—	—	13.626	13.034	11.803	13.267	13.087	—
Venture No. of Units	—	—	—	—	3,230,226	3,238,279	3,003,020	3,701,792	858,785	—
NY Venture No. of Units	—	—	—	—	451,329	423,933	361,626	429,201	81,908	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	12.796	11.629	13.117	12.985	12.500	—
Value at End of Year	—	—	—	—	13.331	12.796	11.629	13.117	12.985	—
NY Venture No. of Units	—	—	—	—	209,653	226,688	216,647	299,431	106,009	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	12.967	11.749	13.212	13.040	12.418	12.500
Value at End of Year	—	—	—	—	13.550	12.967	11.749	13.212	13.040	12.418
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	11,901
Ven 9 No. of Units	—	—	—	—	37,466	47,566	38,770	17,882	12,837	3,554
No. of Units	—	—	—	—	175,735	166,647	184,745	156,919	103,991	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	12.967	11.749	13.212	13.040	12.418	—
Value at End of Year	—	—	—	—	13.550	12.967	11.749	13.212	13.040	—
No. of Units	—	—	—	—	13,232	24,269	28,299	27,179	5,019	—
American Global Growth Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.925	13.331	11.054	12.342	11.230	8.033	13.252	12.500	—	—
Value at End of Year	17.035	16.925	13.331	11.054	12.342	11.230	8.033	13.252	—	—
Venture No. of Units	629,019	2,625,141	2,377,809	2,748,383	2,919,485	3,026,315	3,096,633	2,429,590	—	—
NY Venture No. of Units	23,072	229,493	200,272	214,076	235,757	235,269	273,372	171,995	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.212	12.750	—	—	—	—	—	—	—	—
Value at End of Year	16.342	16.212	—	—	—	—	—	—	—	—
Venture No. of Units	1,792,794	38,235	—	—	—	—	—	—	—	—
NY Venture No. of Units	185,233	9,521	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	12.500	—	—
Value at End of Year	16.712	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—
Ven 22, 20 No. of Units	691,278	735,414	598,647	632,755	757,456	737,034	675,506	576,988	—	—
Ven 24 No. of Units	37,405	41,286	13,325	22,391	23,531	23,336	18,986	36,695	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.424	12.995	10.824	12.140	11.095	7.972	13.212	12.500	—	—
Value at End of Year	16.457	16.424	12.995	10.824	12.140	11.095	7.972	13.212	—	—
No. of Units	31,463	31,188	24,966	24,059	24,772	13,398	6,026	11,868	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.534	13.069	10.875	12.184	11.125	7.986	13.221	12.500	—	—
Value at End of Year	16.584	16.534	13.069	10.875	12.184	11.125	7.986	13.221	—	—
No. of Units	794	65,059	53,667	68,917	66,783	65,609	58,099	55,061	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.700	13.180	—	—	—	—	—	—	—	—
Value at End of Year	16.776	16.700	—	—	—	—	—	—	—	—
No. of Units	63,481	221	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.260	12.885	10.748	12.073	11.051	7.952	13.199	12.500	—	—
Value at End of Year	16.269	16.260	12.885	10.748	12.073	11.051	7.952	13.199	—	—
No. of Units	12,777	15,781	25,614	12,932	17,528	42,504	36,338	25,146	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.700	13.180	10.951	12.252	11.170	8.006	13.234	12.500	—	—
Value at End of Year	16.776	16.700	13.180	10.951	12.252	11.170	8.006	13.234	—	—
Venture No. of Units	409,576	1,681,755	1,459,134	1,629,811	1,749,834	1,831,975	1,854,336	1,502,544	—	—
NY Venture No. of Units	23,844	133,006	124,020	140,969	164,075	163,893	194,429	170,670	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.177	12.749	—	—	—	—	—	—	—	—
Value at End of Year	16.275	16.177	—	—	—	—	—	—	—	—
Venture No. of Units	1,204,273	33,316	—	—	—	—	—	—	—	—
NY Venture No. of Units	97,976	16,524	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.315	12.921	10.773	12.095	11.066	7.959	13.203	12.500	—	—
Value at End of Year	16.331	16.315	12.921	10.773	12.095	11.066	7.959	13.203	—	—
NY Venture No. of Units	918	77,691	72,862	82,632	83,120	88,433	92,670	66,583	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.479	13.032	—	—	—	—	—	—	—	—
Value at End of Year	16.520	16.479	—	—	—	—	—	—	—	—
NY Venture No. of Units	61,578	2,314	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	12.500	—	—
Value at End of Year	16.712	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—
Ven 9 No. of Units	25,924	25,063	14,101	16,695	18,669	19,503	12,948	7,625	—	—
No. of Units	99,535	101,078	75,073	75,298	77,092	74,180	63,172	39,658	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	12.500	—	—
Value at End of Year	16.712	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—
No. of Units	6,993	13,619	12,222	8,396	7,533	6,435	6,409	1,230	—	—
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	10.891	9.377	11.802	9.798	6.177	13.525	12.500	—	—
Value at End of Year	—	—	10.891	9.377	11.802	9.798	6.177	13.525	—	—
Venture No. of Units	—	—	907,482	1,035,351	989,074	1,122,410	1,225,366	742,659	—	—
NY Venture No. of Units	—	—	72,524	75,892	75,868	81,334	103,103	54,291	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	12.898	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	12.500	—	—
Value at End of Year	—	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—
Ven 22, 20 No. of Units	—	—	407,076	476,007	727,645	703,684	379,695	547,653	—	—
Ven 24 No. of Units	—	—	36,360	41,249	46,803	37,542	27,725	55,578	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	10.616	9.182	11.608	9.680	6.131	13.484	12.500	—	—
Value at End of Year	—	—	10.616	9.182	11.608	9.680	6.131	13.484	—	—
No. of Units	—	—	8,546	18,609	11,911	15,403	5,806	8,315	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	10.676	9.225	11.651	9.706	6.141	13.493	12.500	—	—
Value at End of Year	—	—	10.676	9.225	11.651	9.706	6.141	13.493	—	—
No. of Units	—	—	22,208	26,738	23,362	24,447	23,048	15,922	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	10.768	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	10.526	9.118	11.545	9.642	6.116	13.471	12.500	—	—
Value at End of Year	—	—	10.526	9.118	11.545	9.642	6.116	13.471	—	—
No. of Units	—	—	8,713	9,392	21,447	29,768	25,874	37,295	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	10.768	9.290	11.715	9.745	6.157	13.507	12.500	—	—
Value at End of Year	—	—	10.768	9.290	11.715	9.745	6.157	13.507	—	—
Venture No. of Units	—	—	528,084	581,913	575,479	656,138	711,859	465,669	—	—
NY Venture No. of Units	—	—	45,400	48,858	52,186	59,120	77,218	47,971	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	12.896	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	10.556	9.139	11.566	9.655	6.121	13.475	12.500	—	—
Value at End of Year	—	—	10.556	9.139	11.566	9.655	6.121	13.475	—	—
NY Venture No. of Units	—	—	27,366	29,932	28,710	29,112	32,821	20,843	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	10.646	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	12.500	—	—
Value at End of Year	—	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—
Ven 9 No. of Units	—	—	8,357	12,326	13,818	17,210	10,380	17,502	—	—
No. of Units	—	—	50,919	61,998	90,878	69,107	36,399	74,069	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	12.500	—	—
Value at End of Year	—	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—
No. of Units	—	—	4,159	1,079	1,148	1,966	1,525	1,528	—	—
American Growth Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.492	13.665	11.792	12.528	10.727	7.825	14.207	12.863	12.500	—
Value at End of Year	18.668	17.492	13.665	11.792	12.528	10.727	7.825	14.207	12.863	—
Venture No. of Units	634,609	3,394,648	5,989,600	6,624,872	7,086,878	8,080,067	9,044,648	7,271,861	2,853,777	—
NY Venture No. of Units	45,104	359,401	621,006	726,982	728,977	800,551	848,896	697,532	257,316	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.299	12.715	—	—	—	—	—	—	—	—
Value at End of Year	17.422	16.299	—	—	—	—	—	—	—	—
Venture No. of Units	3,712,391	1,708,324	—	—	—	—	—	—	—	—
NY Venture No. of Units	417,246	172,343	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850
Value at End of Year	29.542	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207
Ven 22, 20 No. of Units	4,763,008	5,723,621	7,210,453	8,851,585	10,262,010	11,940,166	13,741,290	14,641,379	16,173,347	15,171,705
Ven 24 No. of Units	780,652	976,735	1,249,306	1,407,434	1,525,269	1,691,623	1,871,936	1,790,257	1,874,727	1,606,897
Ven 22, 20 Contracts with GEM
Value at Start of Year	27.164	21.318	18.479	19.721	16.962	12.429	22.667	20.616	19.105	16.794
Value at End of Year	28.861	27.164	21.318	18.479	19.721	16.962	12.429	22.667	20.616	19.105
No. of Units	162,568	223,894	270,210	332,325	396,520	428,389	489,152	489,962	535,410	464,185
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.028	13.350	11.560	12.325	10.590	7.752	14.124	12.833	12.500	—
Value at End of Year	18.110	17.028	13.350	11.560	12.325	10.590	7.752	14.124	12.833	—
No. of Units	5,373	200,404	283,435	305,605	315,314	361,696	284,683	322,194	113,338	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.225	13.484	—	—	—	—	—	—	—	—
Value at End of Year	18.347	17.225	—	—	—	—	—	—	—	—
No. of Units	208,879	77,430	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	26.733	21.011	18.240	19.496	16.793	12.323	22.509	20.503	19.029	16.752
Value at End of Year	28.360	26.733	21.011	18.240	19.496	16.793	12.323	22.509	20.503	19.029
No. of Units	418,524	560,414	789,991	945,446	1,053,911	1,220,274	1,457,364	1,374,398	1,449,360	1,208,296
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.225	13.484	11.659	12.412	10.649	7.783	14.159	12.846	12.500	—
Value at End of Year	18.347	17.225	13.484	11.659	12.412	10.649	7.783	14.159	12.846	—
Venture No. of Units	527,819	1,779,129	2,541,891	2,877,835	3,077,292	3,391,831	3,782,792	2,871,284	902,530	—
NY Venture No. of Units	68,013	229,683	345,068	376,619	394,082	399,812	395,176	319,197	101,357	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.265	12.713	—	—	—	—	—	—	—	—
Value at End of Year	17.350	16.265	—	—	—	—	—	—	—	—
Venture No. of Units	1,395,826	438,160	—	—	—	—	—	—	—	—
NY Venture No. of Units	182,842	65,508	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	26.876	21.113	18.319	19.570	16.849	12.358	22.561	20.541	12.500	—
Value at End of Year	—	26.876	21.113	18.319	19.570	16.849	12.358	22.561	20.541	—
NY Venture No. of Units	—	46,973	99,853	107,741	110,577	118,926	137,295	129,903	54,638	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	27.309	21.421	—	—	—	—	—	—	—	—
Value at End of Year	29.029	27.309	—	—	—	—	—	—	—	—
NY Venture No. of Units	69,117	38,195	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850
Value at End of Year	29.542	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	1,129,093
Ven 9 No. of Units	69,810	78,664	86,547	101,540	118,898	134,902	153,426	184,170	196,984	174,537
No. of Units	357,737	397,192	469,587	553,978	622,665	756,214	856,686	985,390	1,088,570	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850
Value at End of Year	29.542	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207
No. of Units	33,192	35,195	41,092	41,931	44,189	43,449	47,395	65,489	68,958	75,525
American Growth-Income Trust - Series I Shares (units first credited 05-02-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.573	11.720	12.109	11.030	12.500	—	—	—	—
Value at End of Year	—	—	13.573	11.720	12.109	11.030	—	—	—	—
Venture No. of Units	—	—	403	417	416	417	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.370	19.342	16.744	17.342	15.836	12.500	—	—	—	—
Value at End of Year	27.583	25.370	19.342	16.744	17.342	15.836	—	—	—	—
Ven 22, 20 No. of Units	2,607,983	3,009,380	3,481,030	3,635,636	4,378,266	5,180,092	—	—	—	—
Ven 24 No. of Units	82,915	100,684	113,854	118,667	152,987	169,181	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.835	18.972	16.456	17.079	15.626	12.500	—	—	—	—
Value at End of Year	26.947	24.835	18.972	16.456	17.079	15.626	—	—	—	—
No. of Units	62,969	60,375	53,782	49,334	55,637	62,794	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.440	18.699	11.037	11.472	10.512	12.500	—	—	—	—
Value at End of Year	26.479	24.440	18.699	11.037	11.472	10.512	—	—	—	—
No. of Units	79,484	91,683	110,369	134,468	168,017	223,417	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.370	19.342	16.744	17.342	15.836	12.500	—	—	—	—
Value at End of Year	27.583	25.370	19.342	16.744	17.342	15.836	—	—	—	—
Ven 7, 8 No. of Units	409,147	469,922	534,506	463,516	548,420	675,642	—	—	—	—
Ven 9 No. of Units	95,060	107,296	125,794	123,985	154,654	164,292	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	25.370	19.342	16.744	17.342	15.836	12.500	—	—	—	—
Value at End of Year	27.583	25.370	19.342	16.744	17.342	15.836	—	—	—	—
No. of Units	51,676	55,438	55,782	57,258	62,685	57,175	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
American Growth-Income Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.720	13.493	11.673	12.079	11.023	8.534	13.962	13.519	12.500	—
Value at End of Year	19.289	17.720	13.493	11.673	12.079	11.023	8.534	13.962	13.519	—
Venture No. of Units	469,298	3,231,166	5,844,755	6,530,115	7,163,546	7,725,596	8,064,686	7,254,372	2,666,182	—
NY Venture No. of Units	33,761	339,756	606,825	708,417	712,202	738,660	758,530	708,752	252,577	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.643	12.654	—	—	—	—	—	—	—	—
Value at End of Year	18.144	16.643	—	—	—	—	—	—	—	—
Venture No. of Units	3,664,932	1,684,639	—	—	—	—	—	—	—	—
NY Venture No. of Units	402,316	170,168	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.188	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303	16.665
Value at End of Year	27.350	25.188	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303
Ven 22, 20 No. of Units	3,567,003	4,461,445	5,967,647	6,355,649	7,293,399	7,958,502	10,574,670	11,988,857	13,399,904	12,347,704
Ven 24 No. of Units	741,404	900,469	1,232,908	1,233,296	1,139,011	1,479,886	1,488,815	1,510,475	1,549,856	1,351,548
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.656	18.860	16.389	17.036	15.617	12.145	19.960	19.415	17.211	16.610
Value at End of Year	26.720	24.656	18.860	16.389	17.036	15.617	12.145	19.960	19.415	17.211
No. of Units	199,185	221,503	289,653	305,566	342,964	356,870	360,474	363,473	395,834	392,183
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.250	13.182	11.443	11.883	10.883	8.454	13.881	13.488	12.500	—
Value at End of Year	18.713	17.250	13.182	11.443	11.883	10.883	8.454	13.881	13.488	—
No. of Units	5,244	146,807	271,355	292,900	312,555	334,314	346,437	307,462	106,288	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.450	13.315	—	—	—	—	—	—	—	—
Value at End of Year	18.958	17.450	—	—	—	—	—	—	—	—
No. of Units	187,039	79,873	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.606	12.705	16.178	16.841	15.462	12.042	19.821	19.309	17.143	16.569
Value at End of Year	17.991	16.606	12.705	16.178	16.841	15.462	12.042	19.821	19.309	17.143
No. of Units	448,910	622,781	871,144	976,368	1,100,268	1,212,288	1,327,858	1,406,020	1,443,864	1,241,490
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.450	13.315	11.541	11.966	10.943	8.488	13.916	13.501	12.500	—
Value at End of Year	18.958	17.450	13.315	11.541	11.966	10.943	8.488	13.916	13.501	—
Venture No. of Units	436,173	1,546,497	2,413,176	2,617,484	2,828,973	2,961,040	3,070,258	2,556,774	817,371	—
NY Venture No. of Units	21,196	174,268	279,485	305,079	333,134	343,287	357,865	319,506	89,819	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.607	12.653	—	—	—	—	—	—	—	—
Value at End of Year	18.069	16.607	—	—	—	—	—	—	—	—
Venture No. of Units	1,314,243	446,527	—	—	—	—	—	—	—	—
NY Venture No. of Units	171,198	58,536	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	24.394	18.679	16.248	16.905	15.513	12.076	19.867	19.344	12.500	—
Value at End of Year	—	24.394	18.679	16.248	16.905	15.513	12.076	19.867	19.344	—
NY Venture No. of Units	—	45,896	105,963	114,484	122,020	130,839	141,932	140,378	57,831	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	24.788	18.952	—	—	—	—	—	—	—	—
Value at End of Year	26.876	24.788	—	—	—	—	—	—	—	—
NY Venture No. of Units	69,643	42,243	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	20.147	19.557	17.303	16.665
Value at End of Year	—	—	—	—	—	—	12.283	20.147	19.557	17.303
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	709,941
Ven 9 No. of Units	—	—	—	—	—	—	87,595	108,168	126,670	98,445
No. of Units	—	—	—	—	—	—	525,560	626,170	687,323	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303	16.665
Value at End of Year	—	—	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303
No. of Units	—	—	357	357	358	358	42,697	36,631	41,451	40,516

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.533	13.908	13.885	12.264	8.962	11.991	12.500	—	—
Value at End of Year	—	—	15.533	13.908	13.885	12.264	8.962	11.991	—	—
Venture No. of Units	—	—	518,309	544,562	633,904	664,763	604,877	549,139	—	—
NY Venture No. of Units	—	—	42,581	41,466	47,856	47,427	52,524	40,280	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	15.314	13.747	13.758	12.182	8.925	11.971	12.500	—	—
Value at End of Year	—	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—
Ven 22, 20 No. of Units	—	—	329,105	306,800	394,380	384,177	220,566	135,830	—	—
Ven 24 No. of Units	—	—	50,161	29,523	21,253	21,967	11,238	7,102	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	15.141	13.619	13.657	12.117	8.895	11.955	12.500	—	—
Value at End of Year	—	—	15.141	13.619	13.657	12.117	8.895	11.955	—	—
No. of Units	—	—	15,469	20,681	9,421	13,078	4,872	1,235	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.228	13.683	13.707	12.150	8.910	11.963	12.500	—	—
Value at End of Year	—	—	15.228	13.683	13.707	12.150	8.910	11.963	—	—
No. of Units	—	—	87,817	96,214	38,307	30,904	13,044	13,207	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	15.013	13.524	13.582	12.069	8.873	11.943	12.500	—	—
Value at End of Year	—	—	15.013	13.524	13.582	12.069	8.873	11.943	—	—
No. of Units	—	—	23,586	24,646	31,303	27,801	12,218	7,723	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.358	13.779	13.783	12.198	8.933	11.975	12.500	—	—
Value at End of Year	—	—	15.358	13.779	13.783	12.198	8.933	11.975	—	—
Venture No. of Units	—	—	337,690	337,330	390,429	405,842	336,884	328,921	—	—
NY Venture No. of Units	—	—	22,224	24,249	30,798	31,939	39,682	39,792	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.056	13.556	13.607	12.085	8.880	11.947	12.500	—	—
Value at End of Year	—	—	15.056	13.556	13.607	12.085	8.880	11.947	—	—
NY Venture No. of Units	—	—	35,589	35,470	38,103	20,707	21,775	19,210	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	15.314	13.747	13.758	12.182	8.925	11.971	12.500	—	—
Value at End of Year	—	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—
Ven 9 No. of Units	—	—	5,466	4,520	7,238	7,157	595	—	—	—
No. of Units	—	—	53,315	50,610	54,432	34,476	15,037	1,829	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	15.314	13.747	13.758	12.182	8.925	11.971	12.500	—	—
Value at End of Year	—	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—
No. of Units	—	—	1,068	713	967	1,454	498	229	—	—
American International Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.491	12.952	11.174	13.202	12.518	8.892	15.636	13.247	12.500	—
Value at End of Year	14.832	15.491	12.952	11.174	13.202	12.518	8.892	15.636	13.247	—
Venture No. of Units	342,826	2,430,371	4,237,219	4,724,990	4,692,535	4,870,015	5,560,122	4,853,763	2,111,439	—
NY Venture No. of Units	14,533	226,902	365,525	426,909	392,737	402,056	458,165	411,607	154,671	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.271	12.749	—	—	—	—	—	—	—	—
Value at End of Year	14.643	15.271	—	—	—	—	—	—	—	—
Venture No. of Units	3,005,719	1,267,918	—	—	—	—	—	—	—	—
NY Venture No. of Units	300,895	104,891	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328
Value at End of Year	29.500	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038
Ven 22, 20 No. of Units	2,287,929	2,671,875	3,351,256	4,110,621	4,542,335	5,056,498	5,867,885	6,569,762	7,449,417	6,681,967
Ven 24 No. of Units	346,235	405,383	499,335	570,904	590,474	619,137	702,701	692,089	759,897	628,975
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.237	25.395	22.009	26.119	24.878	17.751	31.357	26.686	22.916	19.264
Value at End of Year	28.820	30.237	25.395	22.009	26.119	24.878	17.751	31.357	26.686	22.916
No. of Units	91,389	97,262	121,985	153,237	161,480	167,488	200,249	204,552	224,435	192,872

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.080	12.653	10.955	12.987	12.358	8.809	15.545	13.216	12.500	—
Value at End of Year	14.388	15.080	12.653	10.955	12.987	12.358	8.809	15.545	13.216	—
No. of Units	4,134	112,297	174,885	187,743	181,114	195,818	224,776	186,353	61,403	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.255	12.780	—	—	—	—	—	—	—	—
Value at End of Year	14.576	15.255	—	—	—	—	—	—	—	—
No. of Units	144,853	46,283	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.757	25.030	21.725	25.820	24.631	17.601	31.139	26.540	22.825	19.217
Value at End of Year	28.320	29.757	25.030	21.725	25.820	24.631	17.601	31.139	26.540	22.825
No. of Units	217,017	274,144	373,585	437,802	457,280	512,263	618,888	633,562	701,909	600,927
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.255	12.780	11.048	13.079	12.427	8.845	15.584	13.229	12.500	—
Value at End of Year	14.576	15.255	12.780	11.048	13.079	12.427	8.845	15.584	13.229	—
Venture No. of Units	264,111	1,127,945	1,822,766	2,038,430	1,996,866	2,027,560	2,296,187	1,844,171	768,897	—
NY Venture No. of Units	45,166	172,168	277,659	304,272	292,099	272,815	273,970	222,998	94,957	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.239	12.748	—	—	—	—	—	—	—	—
Value at End of Year	14.583	15.239	—	—	—	—	—	—	—	—
Venture No. of Units	1,205,211	484,276	—	—	—	—	—	—	—	—
NY Venture No. of Units	157,155	66,284	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	29.916	25.151	21.819	25.919	24.713	17.651	31.211	26.588	12.500	—
Value at End of Year	—	29.916	25.151	21.819	25.919	24.713	17.651	31.211	26.588	—
NY Venture No. of Units	—	29,229	54,581	66,499	63,623	62,164	74,159	75,121	26,669	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.398	25.518	—	—	—	—	—	—	—	—
Value at End of Year	28.988	30.398	—	—	—	—	—	—	—	—
NY Venture No. of Units	44,681	19,598	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328
Value at End of Year	29.500	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	503,980
Ven 9 No. of Units	24,203	30,161	32,955	33,635	38,390	42,132	50,745	69,449	93,661	69,812
No. of Units	163,120	174,113	198,663	248,642	280,668	336,386	389,253	502,772	540,492	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328
Value at End of Year	29.500	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038
No. of Units	13,919	15,602	18,078	23,434	24,861	30,603	32,993	34,289	39,328	25,406
American New World Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.490	14.150	12.222	14.444	12.468	8.475	14.952	12.500	—	—
Value at End of Year	14.032	15.490	14.150	12.222	14.444	12.468	8.475	14.952	—	—
Venture No. of Units	164,611	403,700	431,007	484,881	507,067	525,531	495,739	332,536	—	—
NY Venture No. of Units	13,976	31,279	36,707	48,334	42,836	43,291	38,638	19,243	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.076	12.838	—	—	—	—	—	—	—	—
Value at End of Year	12.770	14.076	—	—	—	—	—	—	—	—
Venture No. of Units	255,422	19,875	—	—	—	—	—	—	—	—
NY Venture No. of Units	20,622	764	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	12.500	—	—
Value at End of Year	13.765	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—
Ven 22, 20 No. of Units	878,305	985,032	1,028,399	1,165,027	1,531,542	1,275,100	843,867	1,007,816	—	—
Ven 24 No. of Units	152,684	110,641	135,172	135,753	130,201	82,706	29,235	68,534	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.032	13.793	11.968	14.207	12.319	8.412	14.907	12.500	—	—
Value at End of Year	13.556	15.032	13.793	11.968	14.207	12.319	8.412	14.907	—	—
No. of Units	30,578	31,263	38,962	60,796	48,003	24,251	17,219	14,822	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.133	13.871	12.024	14.259	12.352	8.426	14.917	12.500	—	—
Value at End of Year	—	15.133	13.871	12.024	14.259	12.352	8.426	14.917	—	—
No. of Units	—	6,972	10,625	10,654	13,548	20,629	15,293	10,310	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.285	13.990	—	—	—	—	—	—	—	—
Value at End of Year	13.818	15.285	—	—	—	—	—	—	—	—
No. of Units	8,158	3,922	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.882	13.676	11.884	14.129	12.270	8.390	14.892	12.500	—	—
Value at End of Year	13.400	14.882	13.676	11.884	14.129	12.270	8.390	14.892	—	—
No. of Units	8,604	13,074	24,791	34,127	45,205	41,176	36,326	50,049	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.285	13.990	12.108	14.338	12.402	8.447	14.932	12.500	—	—
Value at End of Year	13.818	15.285	13.990	12.108	14.338	12.402	8.447	14.932	—	—
Venture No. of Units	187,444	322,011	329,820	346,692	355,396	371,531	330,906	165,866	—	—
NY Venture No. of Units	25,535	19,521	19,096	20,590	21,707	21,963	21,366	17,763	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.046	12.837	—	—	—	—	—	—	—	—
Value at End of Year	12.717	14.046	—	—	—	—	—	—	—	—
Venture No. of Units	145,863	5,678	—	—	—	—	—	—	—	—
NY Venture No. of Units	10,384	1,464	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.932	13.715	11.912	14.155	12.286	8.398	14.897	12.500	—	—
Value at End of Year	13.452	14.932	13.715	11.912	14.155	12.286	8.398	14.897	—	—
NY Venture No. of Units	83	14,120	16,550	16,679	17,664	16,670	15,497	19,671	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.082	13.832	—	—	—	—	—	—	—	—
Value at End of Year	13.608	15.082	—	—	—	—	—	—	—	—
NY Venture No. of Units	12,130	909	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	12.500	—	—
Value at End of Year	13.765	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—
Ven 9 No. of Units	22,536	30,051	34,584	39,935	48,994	38,211	25,521	29,989	—	—
No. of Units	100,465	112,385	147,882	159,424	177,241	167,865	70,638	116,660	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	12.500	—	—
Value at End of Year	13.765	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—
No. of Units	2,559	3,280	3,426	3,708	13,359	7,731	7,589	8,307	—	—
BlackRock Basic Value V.I. Fund (formerly Mercury Basic Value V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	42.829	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207	26.842
Value at End of Year	46.353	42.829	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207
Ven 22, 20 No. of Units	89,512	105,601	128,190	155,020	193,358	230,164	282,083	385,635	551,238	740,901
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.069	16.267	14.515	15.149	13.662	10.605	17.061	17.058	14.246	14.083
Value at End of Year	23.837	22.069	16.267	14.515	15.149	13.662	10.605	17.061	17.058	14.246
No. of Units	525	525	526	526	527	527	528	476	648	1,351
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	42.829	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207	26.842
Value at End of Year	46.353	42.829	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207
Ven 7, 8 No. of Units	428	429	429	430	430	674	759	1,270	3,298	3,920
BlackRock Global Allocation V.I. Fund (formerly Mercury Global Allocation V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.745	16.594	15.280	16.078	14.838	12.431	15.674	13.607	11.858	10.897
Value at End of Year	18.847	18.745	16.594	15.280	16.078	14.838	12.431	15.674	13.607	11.858
Ven 22, 20 No. of Units	38,619	42,947	43,666	49,972	61,307	63,860	71,840	79,122	111,624	—
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	121,309

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
BlackRock Value Opportunities V.I. Fund (formerly Mercury Value Opportunities V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	97.536	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236	58.169
Value at End of Year	101.051	97.536	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236
Ven 22, 20 No. of Units	20,874	26,621	30,115	34,128	42,233	51,953	63,561	93,660	135,055	166,352
Ven 22, 20 Contracts with GEM
Value at Start of Year	28.889	20.643	18.513	19.304	15.264	12.095	20.552	21.104	19.032	17.542
Value at End of Year	29.870	28.889	20.643	18.513	19.304	15.264	12.095	20.552	21.104	19.032
No. of Units	908	914	919	980	985	997	1,151	1,152	1,516	2,896
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	97.536	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236	58.169
Value at End of Year	101.051	97.536	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236
Ven 7, 8 No. of Units	47	47	47	47	47	47	48	48	48	48
Blue Chip Growth Trust - Series I Shares (units first credited 12-11-1992)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.918	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	15.918	—	—	—	—	—	—	—
Venture No. of Units	—	—	93	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	39.288	28.191	24.164	24.156	9.150	14.968	26.415	23.761	21.987	21.115
Value at End of Year	42.257	39.288	28.191	24.164	24.156	9.150	14.968	26.415	23.761	21.987
Ven 22, 20 No. of Units	2,805,589	3,320,517	3,815,540	4,361,294	5,156,171	5,988,923	7,199,233	8,912,778	12,189,414	15,532,968
Ven 24 No. of Units	92,101	109,918	112,774	137,073	171,577	195,839	231,333	270,530	362,331	436,620
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.218	13.817	11.867	11.887	10.399	7.395	13.077	11.786	10.928	10.516
Value at End of Year	20.628	19.218	13.817	11.867	11.887	10.399	7.395	13.077	11.786	10.928
No. of Units	55,299	62,316	72,933	83,267	102,152	114,190	126,799	127,038	162,394	164,936
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.682	12.732	10.952	10.987	9.626	6.855	12.141	10.960	10.177	9.807
Value at End of Year	18.952	17.682	12.732	10.952	10.987	9.626	6.855	12.141	10.960	10.177
No. of Units	128,413	153,831	182,262	288,958	357,421	467,309	645,104	677,677	708,840	839,169
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	39.288	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987	21.115
Value at End of Year	42.257	39.288	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987
Ven 7, 8 No. of Units	999,255	1,161,127	1,282,946	1,495,050	1,706,581	1,981,532	2,285,107	2,632,141	3,162,395	3,942,970
Ven 9 No. of Units	333,470	370,874	401,834	459,266	542,189	624,408	744,077	898,434	1,124,692	1,384,367
Ven 3 Contracts with no Optional Riders
Value at Start of Year	39.288	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987	21.115
Value at End of Year	42.257	39.288	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987
No. of Units	55,463	61,820	55,582	70,165	74,339	78,185	80,770	98,925	114,536	179,635
Blue Chip Growth Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	21.901	15.709	13.457	13.446	11.732	8.324	14.678	13.197	12.500	—
Value at End of Year	23.574	21.901	15.709	13.457	13.446	11.732	8.324	14.678	13.197	—
Venture No. of Units	152,083	294,479	335,222	298,469	290,783	268,459	225,323	171,765	25,056	—
NY Venture No. of Units	13,776	49,955	37,928	35,708	30,066	31,269	13,337	9,529	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.602	12.607	—	—	—	—	—	—	—	—
Value at End of Year	18.975	17.602	—	—	—	—	—	—	—	—
Venture No. of Units	170,669	35,088	—	—	—	—	—	—	—	—
NY Venture No. of Units	10,457	108	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.507	18.341	15.751	15.777	13.800	9.816	17.353	15.642	14.511	13.965
Value at End of Year	27.387	25.507	18.341	15.751	15.777	13.800	9.816	17.353	15.642	14.511
Ven 22, 20 No. of Units	1,010,208	1,168,523	1,390,988	1,615,165	1,818,638	1,960,791	2,310,203	2,143,893	2,186,132	2,426,185
Ven 24 No. of Units	239,437	259,504	353,139	428,974	490,408	529,799	595,407	500,108	563,575	617,713
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.920	17.954	15.451	15.507	13.591	9.687	17.158	15.498	14.405	13.892
Value at End of Year	26.703	24.920	17.954	15.451	15.507	13.591	9.687	17.158	15.498	14.405
No. of Units	48,877	63,281	158,887	172,965	182,406	117,319	164,296	136,844	97,626	112,838

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.321	15.346	13.193	13.228	11.582	8.247	14.592	13.167	12.500	—
Value at End of Year	22.869	21.321	15.346	13.193	13.228	11.582	8.247	14.592	13.167	—
No. of Units	587	16,690	21,422	23,004	22,462	27,528	27,160	17,595	1,696	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.568	15.501	—	—	—	—	—	—	—	—
Value at End of Year	23.169	21.568	—	—	—	—	—	—	—	—
No. of Units	15,469	3,723	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.488	17.670	15.229	15.307	13.436	9.591	17.014	15.390	14.327	13.837
Value at End of Year	26.201	24.488	17.670	15.229	15.307	13.436	9.591	17.014	15.390	14.327
No. of Units	123,440	155,655	195,791	206,072	246,437	276,079	305,091	308,579	368,089	397,493
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	21.568	15.501	13.306	13.321	11.646	8.280	14.629	13.180	12.500	—
Value at End of Year	23.169	21.568	15.501	13.306	13.321	11.646	8.280	14.629	13.180	—
Venture No. of Units	52,074	96,148	120,948	135,230	113,991	105,755	141,802	140,284	13,401	—
NY Venture No. of Units	5,154	6,945	8,146	8,123	11,642	11,877	5,265	3,973	204	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.565	12.605	—	—	—	—	—	—	—	—
Value at End of Year	18.897	17.565	—	—	—	—	—	—	—	—
Venture No. of Units	58,629	14,384	—	—	—	—	—	—	—	—
NY Venture No. of Units	894	247	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	24.631	17.764	15.302	15.373	13.487	9.623	17.062	15.426	12.500	—
Value at End of Year	—	24.631	17.764	15.302	15.373	13.487	9.623	17.062	15.426	—
NY Venture No. of Units	—	3,053	3,172	3,026	3,091	3,033	1,527	1,528	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	26.872	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,765	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	15.642	14.511	13.965
Value at End of Year	—	—	—	—	—	—	—	17.353	15.642	14.511
Ven 9 No. of Units	—	—	—	—	—	—	—	536	536	537
Bond Trust - Series I Shares (units first credited 10-28-2011)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.185	13.185	12.569	12.500	—	—	—	—	—	—
Value at End of Year	—	13.185	13.185	12.569	—	—	—	—	—	—
Venture No. of Units	—	—	581	544	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.752	13.146	12.564	12.500	—	—	—	—	—	—
Value at End of Year	13.254	12.752	13.146	12.564	—	—	—	—	—	—
Ven 22, 20 No. of Units	338,397	397,178	565,483	644,245	—	—	—	—	—	—
Ven 24 No. of Units	7,162	7,385	9,175	9,466	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.697	13.115	12.559	12.500	—	—	—	—	—	—
Value at End of Year	13.170	12.697	13.115	12.559	—	—	—	—	—	—
No. of Units	1,568	2,609	2,635	8,386	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.655	13.092	12.556	12.500	—	—	—	—	—	—
Value at End of Year	13.107	12.655	13.092	12.556	—	—	—	—	—	—
No. of Units	19,536	25,653	28,879	31,873	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.752	13.146	12.564	12.500	—	—	—	—	—	—
Value at End of Year	13.254	12.752	13.146	12.564	—	—	—	—	—	—
Ven 7, 8 No. of Units	142,327	135,209	163,895	173,613	—	—	—	—	—	—
Ven 9 No. of Units	33,706	33,569	41,984	42,976	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.752	13.146	12.564	12.500	—	—	—	—	—	—
Value at End of Year	13.254	12.752	13.146	12.564	—	—	—	—	—	—
No. of Units	11,715	13,086	10,666	12,597	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Bond Trust - Series II Shares (units first credited 10-28-2011)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.822	13.185	12.569	12.500	—	—	—	—	—	—
Value at End of Year	13.359	12.822	13.185	12.569	—	—	—	—	—	—
Venture No. of Units	722,962	5,748,822	7,538,846	7,658,067	—	—	—	—	—	—
NY Venture No. of Units	41,846	596,486	804,554	857,354	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.131	12.456	—	—	—	—	—	—	—	—
Value at End of Year	12.658	12.131	—	—	—	—	—	—	—	—
Venture No. of Units	6,381,000	2,468,205	—	—	—	—	—	—	—	—
NY Venture No. of Units	733,820	270,826	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.752	13.146	12.564	12.500	—	—	—	—	—	—
Value at End of Year	13.254	12.752	13.146	12.564	—	—	—	—	—	—
Ven 22, 20 No. of Units	2,561,896	3,073,644	3,276,267	3,574,238	—	—	—	—	—	—
Ven 24 No. of Units	439,386	529,522	566,078	567,400	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.697	13.115	12.559	12.500	—	—	—	—	—	—
Value at End of Year	13.170	12.697	13.115	12.559	—	—	—	—	—	—
No. of Units	90,402	102,662	106,429	125,507	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.724	13.131	12.562	12.500	—	—	—	—	—	—
Value at End of Year	13.212	12.724	13.131	12.562	—	—	—	—	—	—
No. of Units	8,613	246,455	359,031	356,596	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.766	13.154	—	—	—	—	—	—	—	—
Value at End of Year	13.275	12.766	—	—	—	—	—	—	—	—
No. of Units	331,000	119,370	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.655	13.092	12.556	12.500	—	—	—	—	—	—
Value at End of Year	13.107	12.655	13.092	12.556	—	—	—	—	—	—
No. of Units	393,506	536,551	527,840	560,406	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.766	13.154	12.565	12.500	—	—	—	—	—	—
Value at End of Year	13.275	12.766	13.154	12.565	—	—	—	—	—	—
Venture No. of Units	351,964	2,614,611	3,010,541	3,066,005	—	—	—	—	—	—
NY Venture No. of Units	72,224	379,253	428,704	429,936	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.105	12.454	—	—	—	—	—	—	—	—
Value at End of Year	12.606	12.105	—	—	—	—	—	—	—	—
Venture No. of Units	2,572,870	627,862	—	—	—	—	—	—	—	—
NY Venture No. of Units	315,284	80,003	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.669	13.100	12.557	12.500	—	—	—	—	—	—
Value at End of Year	13.128	12.669	13.100	12.557	—	—	—	—	—	—
NY Venture No. of Units	360	133,071	206,002	203,851	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.710	13.123	—	—	—	—	—	—	—	—
Value at End of Year	13.191	12.710	—	—	—	—	—	—	—	—
NY Venture No. of Units	198,914	98,376	—	—	—	—	—	—	—	—
Capital Appreciation Trust - Series I Shares (units first credited 11-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291
Value at End of Year	16.382	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321
Ven 22, 20 No. of Units	4,523,898	5,099,239	5,983,743	6,922,674	8,172,745	4,804,356	5,946,816	7,854,681	10,956,831	2,037,352
Ven 24 No. of Units	189,550	217,784	243,352	286,982	340,497	222,073	234,099	296,396	398,342	75,936
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.854	11.724	10.273	10.430	9.477	6.768	10.955	9.975	9.911	8.834
Value at End of Year	17.109	15.854	11.724	10.273	10.430	9.477	6.768	10.955	9.975	9.911
No. of Units	34,974	32,615	36,624	47,003	61,133	64,472	76,257	85,791	119,381	54,834

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.468	10.715	6.999	7.116	8.700	6.222	10.088	9.199	9.154	8.171
Value at End of Year	15.589	14.468	10.715	6.999	7.116	8.700	6.222	10.088	9.199	9.154
No. of Units	137,112	159,612	180,873	230,883	285,060	237,718	348,336	458,660	536,760	98,371
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291
Value at End of Year	16.382	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321
Ven 7, 8 No. of Units	1,254,688	1,459,326	1,650,553	1,916,411	2,240,760	1,724,739	1,965,368	2,288,937	2,815,570	331,262
Ven 9 No. of Units	337,891	375,657	427,516	484,843	571,677	291,858	336,950	392,539	497,564	37,194
Ven 3 Contracts with no Optional Riders
Value at Start of Year	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291
Value at End of Year	16.382	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321
No. of Units	341,601	364,428	426,409	486,587	612,181	630,757	698,636	829,942	959,427	17,464
Capital Appreciation Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	20.447	15.086	13.175	13.350	12.103	8.619	13.919	12.644	12.500	—
Value at End of Year	22.127	20.447	15.086	13.175	13.350	12.103	8.619	13.919	12.644	—
Venture No. of Units	35,077	69,584	97,192	106,819	114,206	115,451	82,971	65,574	27,363	—
NY Venture No. of Units	2,178	5,866	10,805	2,424	1,647	1,713	184	1,827	145	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.213	12.681	—	—	—	—	—	—	—	—
Value at End of Year	18.655	17.213	—	—	—	—	—	—	—	—
Venture No. of Units	44,208	19,429	—	—	—	—	—	—	—	—
NY Venture No. of Units	168	169	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.566	17.431	15.261	15.502	12.518	8.937	16.285	14.831	14.735	13.142
Value at End of Year	25.439	23.566	17.431	15.261	15.502	12.518	8.937	16.285	14.831	14.735
Ven 22, 20 No. of Units	706,518	870,255	1,056,351	1,204,701	1,332,026	1,122,614	1,127,080	1,258,046	1,464,036	530,176
Ven 24 No. of Units	105,178	129,155	188,168	229,742	295,748	262,600	277,735	299,010	343,262	104,358
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	1,462,644
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	1,392
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.024	17.064	14.970	15.237	13.876	9.926	16.102	14.694	14.628	13.073
Value at End of Year	24.804	23.024	17.064	14.970	15.237	13.876	9.926	16.102	14.694	14.628
No. of Units	34,570	43,542	54,789	64,229	73,174	69,155	73,182	99,531	118,521	43,723
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.905	14.738	12.916	13.133	11.949	8.539	12.500	—	—	—
Value at End of Year	—	19.905	14.738	12.916	13.133	11.949	8.539	—	—	—
No. of Units	—	622	647	235	240	4,400	4,164	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.136	14.886	—	—	—	—	—	—	—	—
Value at End of Year	21.747	20.136	—	—	—	—	—	—	—	—
No. of Units	841	430	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.625	16.794	14.755	15.041	13.718	9.828	15.967	14.592	14.549	13.021
Value at End of Year	24.338	22.625	16.794	14.755	15.041	13.718	9.828	15.967	14.592	14.549
No. of Units	74,056	86,464	114,093	136,356	175,819	156,382	177,937	212,786	231,822	53,271
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	20.136	14.886	13.026	13.226	12.015	8.573	13.873	12.627	12.500	—
Value at End of Year	21.747	20.136	14.886	13.026	13.226	12.015	8.573	13.873	12.627	—
Venture No. of Units	75,017	89,923	85,804	91,904	90,858	87,605	57,898	32,083	13,681	—
NY Venture No. of Units	12,116	1,297	1,393	1,425	1,426	2,529	1,405	1,363	1,301	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.176	12.679	—	—	—	—	—	—	—	—
Value at End of Year	18.578	17.176	—	—	—	—	—	—	—	—
Venture No. of Units	23,342	11,049	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.757	16.883	14.826	15.106	13.770	12.500	—	—	—	—
Value at End of Year	—	22.757	16.883	14.826	15.106	13.770	—	—	—	—
NY Venture No. of Units	—	816	891	486	487	753	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	24.961	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	408	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.566	17.431	15.261	15.502	16.285	—	—	14.831	12.500	—
Value at End of Year	25.439	23.566	17.431	15.261	15.502	—	—	16.285	14.831	—
Ven 9 No. of Units	182	187	193	198	204	—	—	482	482	—
Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.165	15.070	13.315	13.092	11.655	9.080	12.500	—	—	—
Value at End of Year	20.120	18.165	15.070	13.315	13.092	11.655	9.080	—	—	—
Venture No. of Units	5,477,596	6,183,277	6,866,369	7,164,185	7,641,483	7,916,719	2,797,205	—	—	—
NY Venture No. of Units	219,520	241,055	259,619	272,140	280,181	307,388	115,834	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.249	12.631	—	—	—	—	—	—	—	—
Value at End of Year	16.915	15.249	—	—	—	—	—	—	—	—
Venture No. of Units	349,580	159,237	—	—	—	—	—	—	—	—
NY Venture No. of Units	11,875	2,479	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.915	14.899	13.198	13.009	11.610	9.068	12.500	—	—	—
Value at End of Year	19.793	17.915	14.899	13.198	13.009	11.610	9.068	—	—	—
Ven 22, 20 No. of Units	282,962	195,767	251,175	294,319	394,179	583,770	640,689	—	—	—
Ven 24 No. of Units	3,706	3,276	46,971	48,466	54,180	54,808	15,308	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.718	14.765	13.105	12.943	11.574	9.058	12.500	—	—	—
Value at End of Year	19.536	17.718	14.765	13.105	12.943	11.574	9.058	—	—	—
No. of Units	7,213	7,339	12,232	12,593	12,972	16,387	11,635	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.816	14.832	13.151	12.976	11.592	12.500	—	—	—	—
Value at End of Year	—	17.816	14.832	13.151	12.976	11.592	—	—	—	—
No. of Units	—	218	232	247	265	281	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	19.858	—	—	—	—	—	—	—	—	—
No. of Units	1,406	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.571	14.664	13.035	12.894	11.547	9.051	12.500	—	—	—
Value at End of Year	19.345	17.571	14.664	13.035	12.894	11.547	9.051	—	—	—
No. of Units	191	606	613	1,665	2,015	3,255	3,228	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.965	14.933	13.221	13.026	11.619	9.071	12.500	—	—	—
Value at End of Year	19.858	17.965	14.933	13.221	13.026	11.619	9.071	—	—	—
Venture No. of Units	2,138,462	2,342,815	2,517,225	2,672,810	2,884,128	3,019,278	1,086,900	—	—	—
NY Venture No. of Units	170,820	210,088	217,770	239,743	235,530	239,123	82,264	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.216	12.630	—	—	—	—	—	—	—	—
Value at End of Year	16.845	15.216	—	—	—	—	—	—	—	—
Venture No. of Units	137,828	46,499	—	—	—	—	—	—	—	—
NY Venture No. of Units	22,004	1,270	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.620	14.698	13.058	12.911	11.556	9.053	12.500	—	—	—
Value at End of Year	—	17.620	14.698	13.058	12.911	11.556	9.053	—	—	—
NY Venture No. of Units	—	681	10,597	10,656	14,088	26,218	15,367	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.767	14.798	—	—	—	—	—	—	—	—
Value at End of Year	19.600	17.767	—	—	—	—	—	—	—	—
NY Venture No. of Units	13,508	9,432	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.915	14.899	13.198	13.009	11.610	9.068	12.500	—	—	—
Value at End of Year	19.793	17.915	14.899	13.198	13.009	11.610	9.068	—	—	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	8,177	—	—	—
Ven 9 No. of Units	709	—	—	—	—	—	339	—	—	—
No. of Units	16,201	8,565	10,191	10,194	10,740	12,621	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	19.793	—	—	—	—	—	—	—	—	—
No. of Units	41	—	—	—	—	—	—	—	—	—
Classic Value Trust (merged into Equity-Income Trust eff 05-01-2009) - Series II Shares (units first credited 05-01-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	11.840	13.736	12.500	—
Value at End of Year	—	—	—	—	—	—	6.357	11.840	13.736	—
Venture No. of Units	—	—	—	—	—	—	75,699	67,302	40,767	—
NY Venture No. of Units	—	—	—	—	—	—	7,998	6,261	723	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.564	16.940	14.830	13.768
Value at End of Year	—	—	—	—	—	—	7.801	14.564	16.940	14.830
Ven 22, 20 No. of Units	—	—	—	—	—	—	316,136	534,747	656,894	343,944
Ven 24 No. of Units	—	—	—	—	—	—	13,993	11,133	22,341	9,440
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	14.458	16.850	14.781	13.750
Value at End of Year	—	—	—	—	—	—	7.728	14.458	16.850	14.781
No. of Units	—	—	—	—	—	—	1,003	1,734	18,363	2,161
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	11.771	13.704	12.500	—
Value at End of Year	—	—	—	—	—	—	6.298	11.771	13.704	—
No. of Units	—	—	—	—	—	—	6,218	5,497	1,487	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.379	16.783	14.744	13.736
Value at End of Year	—	—	—	—	—	—	7.674	14.379	16.783	14.744
No. of Units	—	—	—	—	—	—	36,527	34,122	53,842	27,406
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	11.800	13.718	12.500	—
Value at End of Year	—	—	—	—	—	—	6.323	11.800	13.718	—
Venture No. of Units	—	—	—	—	—	—	27,292	16,592	8,158	—
NY Venture No. of Units	—	—	—	—	—	—	2,527	1,808	1,154	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	14.405	16.805	12.500	—
Value at End of Year	—	—	—	—	—	—	7.692	14.405	16.805	—
NY Venture No. of Units	—	—	—	—	—	—	349	333	283	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.564	16.940	14.830	13.768
Value at End of Year	—	—	—	—	—	—	7.801	14.564	16.940	14.830
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	30,839
Ven 9 No. of Units	—	—	—	—	—	—	5,547	3,696	4,677	3,955
No. of Units	—	—	—	—	—	—	40,804	47,226	58,360	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.564	16.940	14.830	13.768
Value at End of Year	—	—	—	—	—	—	7.801	14.564	16.940	14.830
No. of Units	—	—	—	—	—	—	2,699	2,699	2,699	3,847
Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.756	11.385	11.813	10.835	8.762	12.500	—	—	—
Value at End of Year	—	—	12.756	11.385	11.813	10.835	8.762	—	—	—
Venture No. of Units	—	—	3,724,057	3,795,289	4,069,787	4,333,030	1,474,893	—	—	—
NY Venture No. of Units	—	—	198,316	212,885	212,355	203,774	55,949	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	12.612	11.284	11.738	10.794	8.750	12.500	—	—	—
Value at End of Year	—	—	12.612	11.284	11.738	10.794	8.750	—	—	—
Ven 22, 20 No. of Units	—	—	92,130	112,678	135,007	172,885	99,894	—	—	—
Ven 24 No. of Units	—	—	3,058	2,995	2,932	11,359	3,190	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	12.498	11.205	11.679	10.760	8.740	12.500	—	—	—
Value at End of Year	—	—	12.498	11.205	11.679	10.760	8.740	—	—	—
No. of Units	—	—	1,183	3,698	5,112	5,255	2,379	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.640	11.304	11.753	10.802	8.752	12.500	—	—	—
Value at End of Year	—	—	12.640	11.304	11.753	10.802	8.752	—	—	—
Venture No. of Units	—	—	1,485,325	1,549,542	1,671,457	1,620,813	337,267	—	—	—
NY Venture No. of Units	—	—	184,888	187,848	185,640	178,523	71,730	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.441	11.165	11.649	10.744	8.736	12.500	—	—	—
Value at End of Year	—	—	12.441	11.165	11.649	10.744	8.736	—	—	—
NY Venture No. of Units	—	—	827	827	6,591	7,608	4,966	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	12.612	11.284	11.738	10.794	8.750	12.500	—	—	—
Value at End of Year	—	—	12.612	11.284	11.738	10.794	8.750	—	—	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	1,918	—	—	—
No. of Units	—	—	1,144	1,387	3,525	4,276	—	—	—	—
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.022	16.486	15.062	12.500	—	—	—	—
Value at End of Year	—	—	—	16.022	16.486	15.062	—	—	—	—
Venture 2006 No. of Units	—	—	—	1,988,995	1,491,636	759,975	—	—	—	—
Venture 2006 No. of Units	—	—	—	168,405	132,359	62,474	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	15.916	16.418	15.037	12.500	—	—	—	—
Value at End of Year	—	—	—	15.916	16.418	15.037	—	—	—	—
Ven 22, 20 No. of Units	—	—	—	169,094	113,312	75,142	—	—	—	—
Ven 24 No. of Units	—	—	—	52,258	45,762	22,973	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	15.017	12.500	—	—	—	—
Value at End of Year	—	—	—	—	16.363	15.017	—	—	—	—
No. of Units	—	—	—	—	355	356	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	15.874	16.391	15.027	12.500	—	—	—	—
Value at End of Year	—	—	—	15.874	16.391	15.027	—	—	—	—
No. of Units	—	—	—	855	682	681	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	15.768	16.322	15.002	12.500	—	—	—	—
Value at End of Year	—	—	—	15.768	16.322	15.002	—	—	—	—
No. of Units	—	—	—	6,476	4,494	1,244	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	15.937	16.432	15.042	12.500	—	—	—	—
Value at End of Year	—	—	—	15.937	16.432	15.042	—	—	—	—
Venture 2006 No. of Units	—	—	—	906,304	736,759	353,271	—	—	—	—
Venture 2006 No. of Units	—	—	—	202,952	181,174	72,419	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	15.789	16.336	15.007	12.500	—	—	—	—
Value at End of Year	—	—	—	15.789	16.336	15.007	—	—	—	—
Venture 2006 No. of Units	—	—	—	38,212	35,720	680	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	15.916	16.418	15.037	12.500	—	—	—	—
Value at End of Year	—	—	—	15.916	16.418	15.037	—	—	—	—
Ven 9 No. of Units	—	—	—	432	449	83	—	—	—	—
No. of Units	—	—	—	8,735	15,231	6,618	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.632	16.675	15.054	12.500	—	—	—	—
Value at End of Year	—	—	—	16.632	16.675	15.054	—	—	—	—
Venture 2006 No. of Units	—	—	—	3,879,903	3,007,346	1,054,278	—	—	—	—
Venture 2006 No. of Units	—	—	—	278,809	225,661	75,120	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	16.522	16.606	15.029	12.500	—	—	—	—
Value at End of Year	—	—	—	16.522	16.606	15.029	—	—	—	—
Ven 22, 20 No. of Units	—	—	—	278,659	190,032	131,200	—	—	—	—
Ven 24 No. of Units	—	—	—	15,688	42,429	7,254	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	16.434	16.551	15.009	12.500	—	—	—	—
Value at End of Year	—	—	—	16.434	16.551	15.009	—	—	—	—
No. of Units	—	—	—	5,182	4,478	4,502	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.478	16.578	15.019	12.500	—	—	—	—
Value at End of Year	—	—	—	16.478	16.578	15.019	—	—	—	—
No. of Units	—	—	—	19,578	5,031	5,145	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	16.368	16.509	14.994	12.500	—	—	—	—
Value at End of Year	—	—	—	16.368	16.509	14.994	—	—	—	—
No. of Units	—	—	—	53,259	35,149	29,743	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.543	16.620	15.034	12.500	—	—	—	—
Value at End of Year	—	—	—	16.543	16.620	15.034	—	—	—	—
Venture 2006 No. of Units	—	—	—	1,821,767	1,316,111	439,850	—	—	—	—
Venture 2006 No. of Units	—	—	—	369,983	334,797	123,346	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.390	16.523	14.999	12.500	—	—	—	—
Value at End of Year	—	—	—	16.390	16.523	14.999	—	—	—	—
Venture 2006 No. of Units	—	—	—	353	363	264	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	16.522	16.606	15.029	12.500	—	—	—	—
Value at End of Year	—	—	—	16.522	16.606	15.029	—	—	—	—
Ven 9 No. of Units	—	—	—	1,192	—	—	—	—	—	—
No. of Units	—	—	—	24,220	23,118	29,093	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	16.522	16.606	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.522	16.606	—	—	—	—	—
No. of Units	—	—	—	217	46	—	—	—	—	—
Core Bond Trust - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	12.500
Value at End of Year	17.327	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484
Ven 22, 20 No. of Units	174,941	156,905	218,140	304,341	328,895	277,960	204,068	101,235	45,634	18,055
Ven 24 No. of Units	18,466	17,165	21,609	13,409	8,077	12,963	18,618	5,546	7,208	584
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.333	16.997	16.254	15.287	14.528	13.468	13.269	12.713	12.467	—
Value at End of Year	—	16.333	16.997	16.254	15.287	14.528	13.468	13.269	12.713	—
No. of Units	—	183	192	4,148	12,181	6,832	7,717	4,074	1,116	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.122	16.802	16.092	15.157	14.426	13.394	13.216	12.681	12.455	12.500
Value at End of Year	16.751	16.122	16.802	16.092	15.157	14.426	13.394	13.216	12.681	12.455
No. of Units	49,309	32,668	39,351	36,050	38,320	40,153	22,161	4,353	3,110	1,830
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	12.500
Value at End of Year	17.327	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484
Ven 9 No. of Units	3,925	3,928	8,230	8,832	6,075	4,657	3,146	2,729	1,389	—
No. of Units	26,661	22,047	26,831	34,207	22,745	22,296	13,314	27,298	5,636	5,065

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	12.500
Value at End of Year	17.327	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484
No. of Units	2,243	2,404	2,570	2,741	2,998	3,250	2,434	2,688	784	828
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.576	17.105	15.421	12.500	—	—	—	—
Value at End of Year	—	—	—	16.576	17.105	15.421	—	—	—	—
Venture 2006 No. of Units	—	—	—	3,426,950	2,510,200	1,153,654	—	—	—	—
Venture 2006 No. of Units	—	—	—	212,478	170,670	97,579	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	16.466	17.034	15.396	12.500	—	—	—	—
Value at End of Year	—	—	—	16.466	17.034	15.396	—	—	—	—
Ven 22, 20 No. of Units	—	—	—	430,353	343,397	182,127	—	—	—	—
Ven 24 No. of Units	—	—	—	63,593	36,957	3,284	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	16.379	16.978	15.375	12.500	—	—	—	—
Value at End of Year	—	—	—	16.379	16.978	15.375	—	—	—	—
No. of Units	—	—	—	6,666	3,495	3,517	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.422	17.006	15.385	12.500	—	—	—	—
Value at End of Year	—	—	—	16.422	17.006	15.385	—	—	—	—
No. of Units	—	—	—	6,347	6,115	2,454	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	16.313	16.935	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.313	16.935	—	—	—	—	—
No. of Units	—	—	—	29,757	12,405	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.488	17.048	15.401	12.500	—	—	—	—
Value at End of Year	—	—	—	16.488	17.048	15.401	—	—	—	—
Venture 2006 No. of Units	—	—	—	1,332,949	977,297	445,536	—	—	—	—
Venture 2006 No. of Units	—	—	—	140,040	119,635	30,340	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.335	16.949	15.365	12.500	—	—	—	—
Value at End of Year	—	—	—	16.335	16.949	15.365	—	—	—	—
Venture 2006 No. of Units	—	—	—	6,823	7,512	664	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	16.466	17.034	15.396	12.500	—	—	—	—
Value at End of Year	—	—	—	16.466	17.034	15.396	—	—	—	—
Ven 9 No. of Units	—	—	—	364	1,488	58	—	—	—	—
No. of Units	—	—	—	7,141	6,761	6,515	—	—	—	—
Core Equity Trust (merged into Fundamental Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.463	13.421	12.500	—
Value at End of Year	—	—	—	—	—	—	5.594	12.463	13.421	—
Venture No. of Units	—	—	—	—	—	—	62,404	39,515	14,013	—
NY Venture No. of Units	—	—	—	—	—	—	2,891	2,149	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.282	15.419	14.685	14.079
Value at End of Year	—	—	—	—	—	—	6.395	14.282	15.419	14.685
Ven 22, 20 No. of Units	—	—	—	—	—	—	630,079	685,540	955,476	942,809
Ven 24 No. of Units	—	—	—	—	—	—	241,658	186,815	186,501	159,623
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	14.178	15.337	14.636	14.060
Value at End of Year	—	—	—	—	—	—	6.335	14.178	15.337	14.636
No. of Units	—	—	—	—	—	—	16,928	11,308	10,656	12,149
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.390	13.390	12.500	—
Value at End of Year	—	—	—	—	—	—	5.542	12.390	13.390	—
No. of Units	—	—	—	—	—	—	3,854	2,850	104	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.100	15.276	14.600	14.046
Value at End of Year	—	—	—	—	—	—	6.291	14.100	15.276	14.600
No. of Units	—	—	—	—	—	—	80,707	71,839	82,006	68,485
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.421	13.403	12.500	—
Value at End of Year	—	—	—	—	—	—	5.564	12.421	13.403	—
Venture No. of Units	—	—	—	—	—	—	20,643	16,175	9,117	—
NY Venture No. of Units	—	—	—	—	—	—	1,768	1,058	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	14.126	15.296	12.500	—
Value at End of Year	—	—	—	—	—	—	6.306	14.126	15.296	—
NY Venture No. of Units	—	—	—	—	—	—	498	403	373	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.282	15.419	14.685	14.079
Value at End of Year	—	—	—	—	—	—	6.395	14.282	15.419	14.685
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	52,604
Ven 9 No. of Units	—	—	—	—	—	—	6,799	3,758	3,321	4,780
No. of Units	—	—	—	—	—	—	50,037	40,426	55,847	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.282	15.419	14.685	14.079
Value at End of Year	—	—	—	—	—	—	6.395	14.282	15.419	14.685
No. of Units	—	—	—	—	—	—	58	58	58	1,112
Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.383	15.869	15.970	14.733	12.500	—	—	—	—
Value at End of Year	—	—	17.383	15.869	15.970	14.733	—	—	—	—
Venture 2006 No. of Units	—	—	6,535,393	6,281,785	5,572,448	2,869,745	—	—	—	—
Venture 2006 No. of Units	—	—	433,851	429,573	332,103	179,238	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	17.224	15.764	15.903	14.708	12.500	—	—	—	—
Value at End of Year	—	—	17.224	15.764	15.903	14.708	—	—	—	—
Ven 22, 20 No. of Units	—	—	387,830	406,901	335,300	199,458	—	—	—	—
Ven 24 No. of Units	—	—	58,280	49,001	37,788	35,554	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	17.098	15.680	15.850	14.688	12.500	—	—	—	—
Value at End of Year	—	—	17.098	15.680	15.850	14.688	—	—	—	—
No. of Units	—	—	1,188	5,183	7,152	3,167	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.161	15.722	15.877	14.698	12.500	—	—	—	—
Value at End of Year	—	—	17.161	15.722	15.877	14.698	—	—	—	—
No. of Units	—	—	7,849	3,721	4,893	2,383	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	17.004	15.617	15.811	14.674	12.500	—	—	—	—
Value at End of Year	—	—	17.004	15.617	15.811	14.674	—	—	—	—
No. of Units	—	—	27,922	9,920	11,014	8,933	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.256	15.785	15.917	14.713	12.500	—	—	—	—
Value at End of Year	—	—	17.256	15.785	15.917	14.713	—	—	—	—
Venture 2006 No. of Units	—	—	3,114,690	3,132,967	2,738,108	1,542,062	—	—	—	—
Venture 2006 No. of Units	—	—	499,231	503,603	475,017	175,217	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.035	15.638	15.824	14.679	12.500	—	—	—	—
Value at End of Year	—	—	17.035	15.638	15.824	14.679	—	—	—	—
Venture 2006 No. of Units	—	—	20,334	5,726	6,603	844	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	17.224	15.764	15.903	14.708	12.500	—	—	—	—
Value at End of Year	—	—	17.224	15.764	15.903	14.708	—	—	—	—
Ven 9 No. of Units	—	—	418	420	421	—	—	—	—	—
No. of Units	—	—	31,327	28,115	29,029	26,795	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.311	15.512	16.303	15.229	12.500	—	—	—	—
Value at End of Year	—	—	17.311	15.512	16.303	15.229	—	—	—	—
Venture 2006 No. of Units	—	—	5,699,267	6,049,162	5,382,595	2,363,960	—	—	—	—
Venture 2006 No. of Units	—	—	460,516	484,933	373,692	184,057	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	17.153	15.409	16.235	15.203	12.500	—	—	—	—
Value at End of Year	—	—	17.153	15.409	16.235	15.203	—	—	—	—
Ven 22, 20 No. of Units	—	—	568,127	587,503	649,290	225,307	—	—	—	—
Ven 24 No. of Units	—	—	15,648	18,059	20,466	34,391	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	17.028	15.327	16.181	15.183	12.500	—	—	—	—
Value at End of Year	—	—	17.028	15.327	16.181	15.183	—	—	—	—
No. of Units	—	—	7,758	6,312	18,664	11,740	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.090	15.368	16.208	15.193	12.500	—	—	—	—
Value at End of Year	—	—	17.090	15.368	16.208	15.193	—	—	—	—
No. of Units	—	—	3,337	3,518	2,815	2,291	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	16.934	15.266	16.141	15.168	12.500	—	—	—	—
Value at End of Year	—	—	16.934	15.266	16.141	15.168	—	—	—	—
No. of Units	—	—	43,248	34,338	35,716	30,854	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.185	15.429	16.248	12.500	12.500	—	—	—	—
Value at End of Year	—	—	17.185	15.429	16.248	12.500	—	—	—	—
Venture 2006 No. of Units	—	—	2,827,336	2,685,750	2,220,439	944,707	—	—	—	—
Venture 2006 No. of Units	—	—	315,947	361,252	345,131	198,347	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.965	15.286	16.154	15.173	12.500	—	—	—	—
Value at End of Year	—	—	16.965	15.286	16.154	15.173	—	—	—	—
Venture 2006 No. of Units	—	—	12,022	1,039	9,478	7,287	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	17.153	15.409	16.235	15.203	12.500	—	—	—	—
Value at End of Year	—	—	17.153	15.409	16.235	15.203	—	—	—	—
Ven 9 No. of Units	—	—	2,166	974	1,516	855	—	—	—	—
No. of Units	—	—	4,715	7,515	3,501	1,352	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	17.153	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	17.153	—	—	—	—	—	—	—
No. of Units	—	—	72	—	—	—	—	—	—	—
Core Strategy Trust (formerly Index Allocation Trust) - Series II Shares (units first credited 02-13-2006)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.449	14.828	13.361	13.514	12.187	10.134	13.942	13.237	12.500	—
Value at End of Year	18.269	17.449	14.828	13.361	13.514	12.187	10.134	13.942	13.237	—
Venture No. of Units	56,146,127	66,446,934	13,475,326	13,677,760	13,423,487	11,937,906	6,586,789	4,059,033	998,348	—
NY Venture No. of Units	2,970,277	3,555,858	890,516	916,735	897,844	825,329	561,858	396,385	41,787	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.877	12.624	—	—	—	—	—	—	—	—
Value at End of Year	15.600	14.877	—	—	—	—	—	—	—	—
Venture No. of Units	8,949,763	1,961,298	—	—	—	—	—	—	—	—
NY Venture No. of Units	611,200	128,930	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.514	14.920	13.478	13.667	12.355	10.299	14.206	13.521	12.500	—
Value at End of Year	18.291	17.514	14.920	13.478	13.667	12.355	10.299	14.206	13.521	—
Ven 22, 20 No. of Units	2,786,310	2,980,494	637,327	614,137	547,240	597,974	583,273	391,182	258,520	—
Ven 24 No. of Units	224,297	295,565	109,376	106,952	125,588	115,524	124,058	108,703	82,924	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.240	14.716	13.320	13.534	12.260	10.240	14.152	13.497	12.500	—
Value at End of Year	17.969	17.240	14.716	13.320	13.534	12.260	10.240	14.152	13.497	—
No. of Units	35,103	47,185	2,421	458	3,576	17,170	36,706	37,332	6,902	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.986	14.486	13.098	13.295	12.031	10.039	13.861	13.206	12.500	—
Value at End of Year	17.723	16.986	14.486	13.098	13.295	12.031	10.039	13.861	13.206	—
No. of Units	5,027	74,927	84,362	89,492	86,718	111,780	123,361	115,713	23,088	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.183	14.632	—	—	—	—	—	—	—	—
Value at End of Year	17.955	17.183	—	—	—	—	—	—	—	—
No. of Units	124,676	30,063	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.037	14.565	13.203	13.435	12.189	10.196	14.113	13.480	12.500	—
Value at End of Year	17.731	17.037	14.565	13.203	13.435	12.189	10.196	14.113	13.480	—
No. of Units	241,403	277,737	69,715	65,375	89,983	107,249	100,708	66,138	49,759	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.183	14.632	13.210	13.388	12.098	10.080	13.896	13.219	12.500	—
Value at End of Year	17.955	17.183	14.632	13.210	13.388	12.098	10.080	13.896	13.219	—
Venture No. of Units	23,244,692	26,454,074	4,638,098	4,536,137	4,237,017	3,625,317	1,489,443	850,317	187,147	—
NY Venture No. of Units	2,992,093	3,481,565	582,792	616,536	629,758	577,013	348,769	273,308	96,196	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.590	16.656	—	—	—	—	—	—	—	—
Value at End of Year	20.500	19.590	—	—	—	—	—	—	—	—
Venture No. of Units	2,269,224	380,360	—	—	—	—	—	—	—	—
NY Venture No. of Units	298,203	81,234	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.104	14.615	13.242	13.468	12.212	10.211	14.126	13.486	12.500	—
Value at End of Year	—	17.104	14.615	13.242	13.468	12.212	10.211	14.126	13.486	—
NY Venture No. of Units	—	150,580	177,853	201,489	213,081	215,106	247,311	232,199	81,623	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.308	14.767	—	—	—	—	—	—	—	—
Value at End of Year	18.049	17.308	—	—	—	—	—	—	—	—
NY Venture No. of Units	225,839	81,548	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.514	14.920	13.478	13.667	12.355	10.299	14.206	13.521	12.500	—
Value at End of Year	18.291	17.514	14.920	13.478	13.667	12.355	10.299	14.206	13.521	—
Ven 9 No. of Units	11,034	10,734	9,247	10,296	16,740	17,915	25,922	7,346	6,128	—
No. of Units	60,395	61,150	8,063	9,149	12,732	8,020	4,639	2,522	582	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.514	14.920	13.521	—	—	—	—	—	12.500	—
Value at End of Year	18.291	17.514	14.920	—	—	—	—	—	13.521	—
No. of Units	1,902	7,337	70	—	—	—	—	—	549	—
Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.809	12.407	12.844	11.479	9.146	12.500	—	—	—
Value at End of Year	—	—	13.809	12.407	12.844	11.479	9.146	—	—	—
Venture No. of Units	—	—	6,030,251	6,183,430	6,760,483	6,631,694	2,579,913	—	—	—
NY Venture No. of Units	—	—	208,440	216,823	215,037	214,840	92,791	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—
Value at End of Year	—	—	13.653	12.298	12.763	11.435	9.134	—	—	—
Ven 22, 20 No. of Units	—	—	180,278	203,551	273,524	346,555	379,600	—	—	—
Ven 24 No. of Units	—	—	29,740	29,705	29,526	33,158	38,482	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	13.530	12.211	12.698	11.400	9.124	12.500	—	—	—
Value at End of Year	—	—	13.530	12.211	12.698	11.400	9.124	—	—	—
No. of Units	—	—	573	574	3,352	3,862	2,562	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	13.438	12.146	12.650	11.374	9.116	12.500	—	—	—
Value at End of Year	—	—	13.438	12.146	12.650	11.374	9.116	—	—	—
No. of Units	—	—	79	79	80	76	13,717	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.684	12.320	12.779	11.444	9.136	12.500	—	—	—
Value at End of Year	—	—	13.684	12.320	12.779	11.444	9.136	—	—	—
Venture No. of Units	—	—	1,256,933	1,337,130	1,471,414	1,466,009	542,247	—	—	—
NY Venture No. of Units	—	—	123,194	127,684	126,294	121,461	43,213	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.468	12.168	12.666	11.382	9.119	12.500	—	—	—
Value at End of Year	—	—	13.468	12.168	12.666	11.382	9.119	—	—	—
NY Venture No. of Units	—	—	1,114	1,112	1,879	2,050	6,428	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—
Value at End of Year	—	—	13.653	12.298	12.763	11.435	9.134	—	—	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	1,679	—	—	—
Ven 9 No. of Units	—	—	—	—	338	339	286	—	—	—
No. of Units	—	—	7,969	7,918	7,865	7,994	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—
Value at End of Year	—	—	13.653	12.298	12.763	11.435	9.134	—	—	—
No. of Units	—	—	6,080	6,082	6,084	6,087	17,512	—	—	—
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008) - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	5.512	5.034	4.542
Value at End of Year	—	—	—	—	—	—	—	5.939	5.512	5.034
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	5,377,313	7,361,994	9,317,291
Ven 24 No. of Units	—	—	—	—	—	—	—	155,157	176,230	218,119
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	7.358	6.734	6.087
Value at End of Year	—	—	—	—	—	—	—	7.912	7.358	6.734
No. of Units	—	—	—	—	—	—	—	72,969	110,820	139,870
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	5.987	5.487	4.968
Value at End of Year	—	—	—	—	—	—	—	6.428	5.987	5.487
No. of Units	—	—	—	—	—	—	—	419,395	461,525	571,073
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	5.512	5.034	4.542
Value at End of Year	—	—	—	—	—	—	—	5.939	5.512	5.034
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	262,947	287,852	474,502
Ven 9 No. of Units	—	—	—	—	—	—	—	73,458	55,213	120,031
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	5.512	5.034	4.542
Value at End of Year	—	—	—	—	—	—	—	5.939	5.512	5.034
No. of Units	—	—	—	—	—	—	—	56,338	56,644	38,512
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.869	15.449	13.987
Value at End of Year	—	—	—	—	—	—	—	18.160	16.869	15.449
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	385,097	437,876	485,231
Ven 24 No. of Units	—	—	—	—	—	—	—	71,449	72,413	86,993
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	16.713	15.338	13.913
Value at End of Year	—	—	—	—	—	—	—	17.956	16.713	15.338
No. of Units	—	—	—	—	—	—	—	26,321	31,261	34,747
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.597	15.254	13.858
Value at End of Year	—	—	—	—	—	—	—	17.805	16.597	15.254
No. of Units	—	—	—	—	—	—	—	55,639	59,088	63,000

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Emerging Growth Trust (merged into Small Cap Growth Trust eff 11-07-2008) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.796	18.023	17.020
Value at End of Year	—	—	—	—	—	—	—	20.248	19.796	18.023
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	144,527	237,015	167,794
Ven 24 No. of Units	—	—	—	—	—	—	—	15,263	23,489	22,133
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	19.652	17.927	16.964
Value at End of Year	—	—	—	—	—	—	—	20.061	19.652	17.927
No. of Units	—	—	—	—	—	—	—	5,794	5,011	1,547
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.544	17.856	16.922
Value at End of Year	—	—	—	—	—	—	—	19.921	19.544	17.856
No. of Units	—	—	—	—	—	—	—	5,422	16,202	6,102
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	19.796	18.023	17.020
Value at End of Year	—	—	—	—	—	—	—	20.248	19.796	18.023
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	21,272
Ven 9 No. of Units	—	—	—	—	—	—	—	2,599	3,866	1,440
No. of Units	—	—	—	—	—	—	—	10,158	17,604	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	19.796	18.023	17.020
Value at End of Year	—	—	—	—	—	—	—	20.248	19.796	18.023
No. of Units	—	—	—	—	—	—	—	273	220	63
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009) - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	20.992	19.704	19.512	17.020
Value at End of Year	—	—	—	—	—	—	11.741	20.992	19.704	19.512
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,534,437	2,071,453	2,902,602	3,586,277
Ven 24 No. of Units	—	—	—	—	—	—	46,307	60,316	80,306	92,675
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	10.585	9.955	9.878	16.964
Value at End of Year	—	—	—	—	—	—	5.908	10.585	9.955	9.878
No. of Units	—	—	—	—	—	—	33,858	44,896	49,054	54,317
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	9.642	9.082	9.025	16.922
Value at End of Year	—	—	—	—	—	—	5.374	9.642	9.082	9.025
No. of Units	—	—	—	—	—	—	97,148	110,634	150,681	161,854
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	20.992	19.704	19.512	17.020
Value at End of Year	—	—	—	—	—	—	11.741	20.992	19.704	19.512
Ven 7, 8 No. of Units	—	—	—	—	—	—	171,248	212,432	275,421	365,309
Ven 9 No. of Units	—	—	—	—	—	—	76,850	92,518	134,706	168,757
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	20.992	19.704	19.512	17.020
Value at End of Year	—	—	—	—	—	—	11.741	20.992	19.704	19.512
No. of Units	—	—	—	—	—	—	12,239	14,033	17,953	20,365
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009) - Series II Shares (units first credited 05-13-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	15.988	15.036	14.922	14.431
Value at End of Year	—	—	—	—	—	—	8.923	15.988	15.036	14.922
Ven 22, 20 No. of Units	—	—	—	—	—	—	514,977	594,096	720,952	863,633
Ven 24 No. of Units	—	—	—	—	—	—	119,313	128,708	142,203	148,075
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	15.809	14.897	14.814	14.355
Value at End of Year	—	—	—	—	—	—	8.806	15.809	14.897	14.814
No. of Units	—	—	—	—	—	—	36,346	39,001	40,080	54,718
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.676	14.794	14.733	14.298
Value at End of Year	—	—	—	—	—	—	8.718	15.676	14.794	14.733
No. of Units	—	—	—	—	—	—	58,893	67,001	77,557	75,726

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	15.036	14.922	14.431
Value at End of Year	—	—	—	—	—	—	—	15.988	15.036	14.922
Ven 9 No. of Units	—	—	—	—	—	—	—	234	234	234
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.988	15.036	14.922	14.431
Value at End of Year	—	—	—	—	—	—	8.923	15.988	15.036	14.922
No. of Units	—	—	—	—	—	—	169	169	169	169
Equity-Income Trust - Series I Shares (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000
Value at End of Year	50.267	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745
Ven 22, 20 No. of Units	2,239,695	2,586,878	2,929,864	3,364,438	3,673,893	4,208,229	5,075,386	6,642,910	8,598,074	10,803,082
Ven 24 No. of Units	56,661	67,944	75,236	83,236	97,405	118,549	142,330	182,387	228,524	260,545
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.044	18.006	15.591	15.971	14.097	11.394	18.081	17.779	15.178	14.840
Value at End of Year	24.373	23.044	18.006	15.591	15.971	14.097	11.394	18.081	17.779	15.178
No. of Units	50,514	62,943	69,437	77,113	83,225	91,907	117,429	140,914	152,819	168,581
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	25.803	20.192	17.510	17.964	15.880	12.854	20.429	20.118	17.200	16.843
Value at End of Year	27.249	25.803	20.192	17.510	17.964	15.880	12.854	20.429	20.118	17.200
No. of Units	135,340	151,789	172,721	229,660	249,319	339,276	464,056	593,967	637,827	710,729
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000
Value at End of Year	50.267	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745
Ven 7, 8 No. of Units	875,018	1,023,159	1,173,005	1,370,825	1,548,908	1,780,940	1,954,364	2,558,033	3,110,857	3,712,464
Ven 9 No. of Units	402,125	437,693	483,278	551,755	641,636	695,571	816,714	993,459	1,179,680	1,386,438
Ven 3 Contracts with no Optional Riders
Value at Start of Year	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000
Value at End of Year	50.267	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745
No. of Units	54,591	56,631	60,253	72,004	75,395	78,962	92,657	118,103	139,951	172,195
Equity-Income Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.167	14.164	12.228	12.495	11.000	8.863	14.044	13.772	12.500	—
Value at End of Year	19.258	18.167	14.164	12.228	12.495	11.000	8.863	14.044	13.772	—
Venture No. of Units	186,657	405,693	473,814	503,371	524,443	544,071	386,082	277,900	121,397	—
NY Venture No. of Units	11,466	37,936	46,301	42,286	44,872	52,071	44,266	38,501	9,075	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.309	12.696	—	—	—	—	—	—	—	—
Value at End of Year	17.315	16.309	—	—	—	—	—	—	—	—
Venture No. of Units	255,345	80,514	—	—	—	—	—	—	—	—
NY Venture No. of Units	24,485	8,884	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.629	17.687	15.308	15.682	13.839	11.179	17.758	17.458	14.907	14.574
Value at End of Year	23.929	22.629	17.687	15.308	15.682	13.839	11.179	17.758	17.458	14.907
Ven 22, 20 No. of Units	1,279,877	1,572,323	1,847,133	2,160,311	2,933,224	2,305,656	2,424,767	2,894,629	3,176,778	3,409,793
Ven 24 No. of Units	366,347	432,553	566,834	656,036	622,046	687,417	767,687	812,147	841,497	854,852
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.108	17.314	15.015	15.413	13.629	11.031	17.559	17.297	14.799	14.498
Value at End of Year	23.331	22.108	17.314	15.015	15.413	13.629	11.031	17.559	17.297	14.799
No. of Units	163,538	174,511	184,354	211,292	181,156	168,095	179,379	235,551	278,674	245,902
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.685	13.836	11.987	12.293	10.859	8.780	13.962	13.740	12.500	—
Value at End of Year	—	17.685	13.836	11.987	12.293	10.859	8.780	13.962	13.740	—
No. of Units	—	17,516	20,744	23,525	43,907	40,318	26,259	24,969	7,023	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.890	13.976	—	—	—	—	—	—	—	—
Value at End of Year	18.927	17.890	—	—	—	—	—	—	—	—
No. of Units	18,176	3,716	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.725	17.040	14.800	15.215	13.474	10.922	17.411	17.177	14.718	14.440
Value at End of Year	22.893	21.725	17.040	14.800	15.215	13.474	10.922	17.411	17.177	14.718
No. of Units	195,919	229,850	276,761	326,867	320,547	381,849	409,747	524,235	572,491	588,478
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.890	13.976	12.090	12.379	10.919	8.816	13.997	13.754	12.500	—
Value at End of Year	18.927	17.890	13.976	12.090	12.379	10.919	8.816	13.997	13.754	—
Venture No. of Units	139,452	226,372	260,721	277,148	265,806	264,077	191,302	141,008	53,618	—
NY Venture No. of Units	36,502	35,242	41,444	44,811	46,382	36,476	14,024	11,020	5,618	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.274	12.695	—	—	—	—	—	—	—	—
Value at End of Year	17.243	16.274	—	—	—	—	—	—	—	—
Venture No. of Units	97,931	49,468	—	—	—	—	—	—	—	—
NY Venture No. of Units	9,986	1,558	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.852	17.131	14.871	15.281	13.526	10.958	17.461	17.217	12.500	—
Value at End of Year	—	21.852	17.131	14.871	15.281	13.526	10.958	17.461	17.217	—
NY Venture No. of Units	—	13,998	14,209	14,502	13,912	14,298	12,580	14,806	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.237	17.407	—	—	—	—	—	—	—	—
Value at End of Year	23.479	22.237	—	—	—	—	—	—	—	—
NY Venture No. of Units	13,274	201	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	17.758	—	—	17.458	14.907	14.574
Value at End of Year	—	—	—	—	18.887	—	—	17.758	17.458	14.907
Ven 9 No. of Units	—	—	—	—	11,090	—	—	544	544	544
No. of Units	—	—	—	—	80,786	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	12.500	—	—	—	—	—
Value at End of Year	—	—	—	—	18.887	—	—	—	—	—
No. of Units	—	—	—	—	8,632	—	—	—	—	—
Financial Industries Trust (formerly Financial Services Trust) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379
Value at End of Year	19.527	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483
Ven 22, 20 No. of Units	280,078	328,913	363,187	395,533	538,771	658,764	747,308	783,943	1,119,991	1,004,231
Ven 24 No. of Units	5,463	6,410	5,778	8,075	11,381	13,435	13,452	18,283	51,722	30,285
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.770	13.809	11.887	13.348	12.083	8.683	15.942	17.386	14.348	13.281
Value at End of Year	19.000	17.770	13.809	11.887	13.348	12.083	8.683	15.942	17.386	14.348
No. of Units	11,612	13,669	14,407	15,095	17,555	19,758	24,056	26,767	34,203	46,935
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.435	13.569	11.699	13.156	11.927	8.583	15.783	17.239	14.248	13.208
Value at End of Year	18.614	17.435	13.569	11.699	13.156	11.927	8.583	15.783	17.239	14.248
No. of Units	13,425	14,690	16,876	20,028	30,832	38,611	43,268	69,285	93,301	96,858
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379
Value at End of Year	19.527	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483
Ven 7, 8 No. of Units	19,315	22,757	21,644	29,153	36,784	42,257	43,795	61,154	107,879	74,034
Ven 9 No. of Units	8,066	10,086	9,493	13,564	19,540	21,991	14,569	26,597	51,897	31,505
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379
Value at End of Year	19.527	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483
No. of Units	2,011	2,021	2,929	2,936	3,728	3,757	2,743	2,259	5,780	3,618
Financial Industries Trust (formerly Financial Services Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.001	11.629	9.985	11.181	10.098	7.246	13.268	14.421	12.500	—
Value at End of Year	16.078	15.001	11.629	9.985	11.181	10.098	7.246	13.268	14.421	—
Venture No. of Units	41,548	77,603	82,663	85,227	102,913	99,359	88,193	68,733	27,178	—
NY Venture No. of Units	4,696	7,074	10,842	18,925	17,738	18,836	6,973	7,731	3,941	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.473	12.751	—	—	—	—	—	—	—	—
Value at End of Year	17.682	16.473	—	—	—	—	—	—	—	—
Venture No. of Units	16,250	7,878	—	—	—	—	—	—	—	—
NY Venture No. of Units	706	4,856	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.582	15.219	13.100	14.706	13.315	9.578	17.582	19.159	15.825	14.638
Value at End of Year	20.936	19.582	15.219	13.100	14.706	13.315	9.578	17.582	19.159	15.825
Ven 22, 20 No. of Units	248,346	308,362	336,654	377,901	463,837	567,992	625,344	543,766	590,069	550,055
Ven 24 No. of Units	46,663	59,134	76,247	75,061	92,831	103,144	90,301	97,962	101,990	101,634
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.131	14.898	12.850	14.453	13.113	9.451	17.385	18.982	15.710	14.561
Value at End of Year	20.413	19.131	14.898	12.850	14.453	13.113	9.451	17.385	18.982	15.710
No. of Units	5,660	6,333	6,838	18,928	21,033	24,314	25,537	27,135	33,702	33,773
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.603	11.360	9.789	10.999	9.969	7.178	13.190	14.388	12.500	—
Value at End of Year	—	14.603	11.360	9.789	10.999	9.969	7.178	13.190	14.388	—
No. of Units	—	8,498	17,574	17,119	20,726	24,279	11,523	11,520	7,082	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.772	11.475	—	—	—	—	—	—	—	—
Value at End of Year	15.801	14.772	—	—	—	—	—	—	—	—
No. of Units	9,280	4,933	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.800	14.662	12.665	14.267	12.963	9.357	17.238	18.850	15.625	14.503
Value at End of Year	20.029	18.800	14.662	12.665	14.267	12.963	9.357	17.238	18.850	15.625
No. of Units	55,868	62,048	57,923	62,767	70,067	76,496	49,630	60,614	68,673	62,037
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.772	11.475	9.872	11.077	10.024	7.207	13.223	14.402	12.500	—
Value at End of Year	15.801	14.772	11.475	9.872	11.077	10.024	7.207	13.223	14.402	—
Venture No. of Units	23,271	44,791	60,058	73,243	79,742	86,305	58,336	46,458	20,886	—
NY Venture No. of Units	2,384	4,505	5,139	5,146	5,122	8,257	5,288	2,896	741	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.438	12.750	—	—	—	—	—	—	—	—
Value at End of Year	17.609	16.438	—	—	—	—	—	—	—	—
Venture No. of Units	16,437	6,215	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,223	553	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.910	14.740	12.727	14.329	13.013	9.389	17.287	18.894	12.500	—
Value at End of Year	—	18.910	14.740	12.727	14.329	13.013	9.389	17.287	18.894	—
NY Venture No. of Units	—	4,071	4,541	4,611	4,315	2,836	2,999	2,636	1,101	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.243	14.977	—	—	—	—	—	—	—	—
Value at End of Year	20.542	19.243	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,171	266	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	15.825	—
Value at End of Year	—	—	—	—	—	—	—	—	19.159	—
No. of Units	—	—	—	—	—	—	—	—	78	—
Franklin Templeton Founding Allocation Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.829	12.071	10.525	10.831	9.921	7.653	12.013	12.500	—	—
Value at End of Year	15.072	14.829	12.071	10.525	10.831	9.921	7.653	12.013	—	—
Venture No. of Units	10,493,255	22,526,976	24,464,140	26,358,343	28,523,667	30,659,095	31,082,612	17,047,722	—	—
NY Venture No. of Units	400,015	1,193,513	1,285,862	1,375,457	1,475,970	1,633,437	1,568,153	1,077,236	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.646	12.717	—	—	—	—	—	—	—	—
Value at End of Year	15.926	15.646	—	—	—	—	—	—	—	—
Venture No. of Units	9,533,362	310,282	—	—	—	—	—	—	—	—
NY Venture No. of Units	666,448	5,197	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.584	11.901	10.402	10.732	9.854	7.621	11.993	12.500	—	—
Value at End of Year	14.785	14.584	11.901	10.402	10.732	9.854	7.621	11.993	—	—
Ven 22, 20 No. of Units	610,635	735,033	889,723	1,101,246	1,355,049	1,746,602	2,664,610	1,581,970	—	—
Ven 24 No. of Units	21,069	37,172	41,363	57,006	73,967	74,758	76,354	115,571	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.391	11.767	10.306	10.653	9.802	7.596	11.977	12.500	—	—
Value at End of Year	14.560	14.391	11.767	10.306	10.653	9.802	7.596	11.977	—	—
No. of Units	12,040	6,408	6,724	36,031	38,725	41,535	84,807	81,387	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.487	11.833	10.354	10.693	9.828	7.609	11.985	12.500	—	—
Value at End of Year	14.672	14.487	11.833	10.354	10.693	9.828	7.609	11.985	—	—
No. of Units	4,662	338,332	405,602	440,636	473,271	499,631	533,403	513,377	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.633	11.935	—	—	—	—	—	—	—	—
Value at End of Year	14.842	14.633	—	—	—	—	—	—	—	—
No. of Units	328,217	40,648	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.247	11.667	10.234	10.595	9.763	7.577	11.965	12.500	—	—
Value at End of Year	14.394	14.247	11.667	10.234	10.595	9.763	7.577	11.965	—	—
No. of Units	74,578	79,735	89,787	92,674	119,925	149,160	212,611	214,748	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.633	11.935	10.427	10.752	9.868	7.628	11.997	12.500	—	—
Value at End of Year	14.842	14.633	11.935	10.427	10.752	9.868	7.628	11.997	—	—
Venture No. of Units	3,597,440	8,304,365	9,111,713	9,868,714	10,809,436	11,562,496	11,927,266	6,802,677	—	—
NY Venture No. of Units	499,408	905,774	951,454	1,017,083	1,090,208	1,117,920	1,068,086	428,009	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.613	12.715	—	—	—	—	—	—	—	—
Value at End of Year	15.860	15.613	—	—	—	—	—	—	—	—
Venture No. of Units	3,731,119	127,520	—	—	—	—	—	—	—	—
NY Venture No. of Units	318,726	1,763	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.295	11.700	10.258	10.614	9.776	7.583	11.969	12.500	—	—
Value at End of Year	14.449	14.295	11.700	10.258	10.614	9.776	7.583	11.969	—	—
NY Venture No. of Units	13,753	268,570	279,146	297,438	308,454	329,346	340,873	350,415	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.439	11.800	—	—	—	—	—	—	—	—
Value at End of Year	14.616	14.439	—	—	—	—	—	—	—	—
NY Venture No. of Units	240,794	1,786	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.584	11.901	10.402	10.732	9.854	7.621	11.993	12.500	—	—
Value at End of Year	14.785	14.584	11.901	10.402	10.732	9.854	7.621	11.993	—	—
Ven 9 No. of Units	2,623	4,957	4,947	16,871	21,240	25,017	26,501	10,029	—	—
No. of Units	22,081	25,224	27,628	28,532	34,758	42,260	45,110	31,727	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.584	11.901	10.402	10.732	9.854	7.621	12.500	—	—	—
Value at End of Year	14.785	14.584	11.901	10.402	10.732	9.854	7.621	—	—	—
No. of Units	2,828	3,375	3,573	3,576	3,758	4,389	4,394	—	—	—
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	28.019	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615	17.420
Value at End of Year	30.269	28.019	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615
Ven 22, 20 No. of Units	73,908	79,373	100,487	44,303	44,048	36,032	49,538	64,223	62,469	73,517
Ven 24 No. of Units	7,484	12,874	12,695	12,988	13,141	14,644	15,099	13,263	14,550	20,093
Ven 22, 20 Contracts with GEM
Value at Start of Year	27.427	20.561	15.018	—	15.018	11.920	21.341	17.362	—	—
Value at End of Year	29.571	27.427	20.561	—	15.018	15.018	11.920	21.341	—	—
No. of Units	9,702	1,753	631	—	—	487	487	487	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	26.992	20.265	16.726	17.419	14.869	11.819	21.193	20.826	18.443	17.319
Value at End of Year	29.058	26.992	20.265	16.726	17.419	14.869	11.819	21.193	20.826	18.443
No. of Units	11,006	10,121	6,726	2,776	1,611	310	1,855	2,402	3,176	5,398
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	28.019	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615	17.420
Value at End of Year	30.269	28.019	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	6,692
Ven 9 No. of Units	3,299	3,300	3,431	1,261	1,248	1,250	2,975	6,839	—	254
No. of Units	10,409	13,713	5,909	2,902	992	580	1,796	2,524	7,200	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	28.019	17.240	—	17.892	15.219	12.056	21.541	21.094	17.420	—
Value at End of Year	30.269	28.019	—	17.240	17.892	15.219	12.056	21.541	21.094	—
No. of Units	240	240	—	418	883	419	419	419	419	—
Fundamental Holdings Trust (formerly American Fundamental Holdings Trust) (merged into Core Strategy Trust eff 12-06-2013)
Series II Shares (units first credited 11-12-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.705	11.428	11.701	10.741	8.577	12.569	12.500	—	—
Value at End of Year	—	—	12.705	11.428	11.701	10.741	8.577	12.569	—	—
Venture No. of Units	—	—	23,350,285	24,362,231	26,034,105	26,791,118	16,589,983	1,550,712	—	—
NY Venture No. of Units	—	—	1,106,795	1,183,644	1,233,207	1,319,976	998,036	73,910	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	12.543	11.310	11.609	10.684	8.553	12.565	12.500	—	—
Value at End of Year	—	—	12.543	11.310	11.609	10.684	8.553	12.565	—	—
Ven 22, 20 No. of Units	—	—	496,559	581,867	656,129	839,585	710,356	88,937	—	—
Ven 24 No. of Units	—	—	26,242	29,850	30,357	54,062	48,749	5,294	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	12.415	11.217	11.537	10.639	8.533	12.500	—	—	—
Value at End of Year	—	—	12.415	11.217	11.537	10.639	8.533	—	—	—
No. of Units	—	—	1,161	1,283	1,292	1,301	4,418	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.479	11.264	11.573	10.661	8.543	12.500	12.500	—	—
Value at End of Year	—	—	12.479	11.264	11.573	10.661	8.543	12.500	—	—
No. of Units	—	—	6,572	8,310	9,905	10,599	11,430	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	12.319	11.148	11.483	10.605	8.519	12.559	12.500	—	—
Value at End of Year	—	—	12.319	11.148	11.483	10.605	8.519	12.559	—	—
No. of Units	—	—	33,080	44,154	47,146	51,007	59,112	1,148	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.575	11.334	11.628	10.696	8.558	12.566	12.500	—	—
Value at End of Year	—	—	12.575	11.334	11.628	10.696	8.558	12.566	—	—
Venture No. of Units	—	—	8,189,674	8,573,390	9,163,567	9,477,877	5,970,160	315,192	—	—
NY Venture No. of Units	—	—	1,590,167	1,652,141	1,702,871	1,773,464	1,095,049	24,400	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.351	11.171	11.501	10.616	8.524	12.500	12.500	—	—
Value at End of Year	—	—	12.351	11.171	11.501	10.616	8.524	12.500	—	—
NY Venture No. of Units	—	—	7,021	7,487	11,377	11,820	8,354	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	12.543	11.310	11.609	10.684	8.553	12.500	—	—	—
Value at End of Year	—	—	12.543	11.310	11.609	10.684	8.553	—	—	—
Ven 9 No. of Units	—	—	2,329	2,332	2,392	2,395	2,617	—	—	—
No. of Units	—	—	44,369	44,628	44,826	52,003	12,805	—	—	—
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.543	—	—	—	—	—	—	—	—	—
Venture No. of Units	189,754	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,676	—	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.546	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,118,183	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	68,413	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.977	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586	14.525
Value at End of Year	23.255	21.977	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586
Ven 22, 20 No. of Units	6,977,253	815,576	155,860	76,780	58,672	46,021	53,597	73,710	83,075	57,388
Ven 24 No. of Units	544,107	111,760	1,394	1,274	577	906	907	1,170	4,052	1,086
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.556	16.580	13.560	—	12.181	9.942	17.229	18.507	15.534	14.505
Value at End of Year	23.420	21.556	16.580	—	13.560	12.181	9.942	17.229	18.507	15.534
No. of Units	214,008	56,302	3,068	—	139	140	1,287	1,293	2,375	142
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.536	—	—	—	—	—	—	—	—	—
No. of Units	85,837	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.539	—	—	—	—	—	—	—	—	—
No. of Units	41,119	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.245	16.365	13.407	13.425	12.078	9.872	17.135	18.433	15.496	14.491
Value at End of Year	23.048	21.245	16.365	13.407	13.425	12.078	9.872	17.135	18.433	15.496
No. of Units	397,308	81,460	5,588	2,061	721	1,831	2,011	1,987	1,503	1,941
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.539	—	—	—	—	—	—	—	—	—
Venture No. of Units	75,102	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,908	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.542	—	—	—	—	—	—	—	—	—
Venture No. of Units	580,831	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	68,276	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	23.545	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	16,875	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.985	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586	14.525
Value at End of Year	23.925	21.985	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	3,527
Ven 9 No. of Units	693,758	20,619	1,908	1,093	711	711	1,806	2,008	2,008	2,161
No. of Units	2,348,210	95,612	7,799	12,539	4,329	5,059	5,654	8,242	2,573	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	21.985	16.870	17.356	—	—	—	—	18.605	15.586	14.525
Value at End of Year	23.980	21.985	16.870	—	—	—	—	17.356	18.605	15.586
No. of Units	160,818	3,438	118	—	—	—	—	1,102	1,138	—
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552
Value at End of Year	—	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546
Ven 22, 20 No. of Units	—	6,481,618	7,576,061	8,998,234	10,742,448	12,488,940	14,791,428	3,677,218	4,456,709	4,956,132
Ven 24 No. of Units	—	228,348	252,538	285,788	353,600	400,042	451,527	65,367	76,960	78,469
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.897	15.142	13.572	14.332	12.876	9.929	16.628	16.241	14.411	13.453
Value at End of Year	—	19.897	15.142	13.572	14.332	12.876	9.929	16.628	16.241	14.411
No. of Units	—	76,426	91,958	97,501	133,550	143,761	198,225	89,701	104,332	123,793

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.032	9.933	8.916	9.430	8.485	6.552	16.462	16.104	14.310	13.379
Value at End of Year	—	13.032	9.933	8.916	9.430	8.485	6.552	16.462	16.104	14.310
No. of Units	—	200,263	222,438	281,618	343,771	441,193	669,225	348,295	390,175	473,551
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552
Value at End of Year	—	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546
Ven 7, 8 No. of Units	—	2,952,399	3,374,403	3,881,408	4,552,249	5,285,444	6,189,824	397,266	423,624	493,187
Ven 9 No. of Units	—	862,904	958,103	1,071,565	1,269,000	1,436,232	1,736,112	68,627	79,006	90,805
Ven 3 Contracts with no Optional Riders
Value at Start of Year	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552
Value at End of Year	—	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546
No. of Units	—	198,552	228,078	258,989	293,005	381,304	420,819	23,018	29,918	29,027
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.007	12.915	11.544	12.162	10.899	8.379	14.000	13.635	12.500	—
Value at End of Year	—	17.007	12.915	11.544	12.162	10.899	8.379	14.000	13.635	—
Venture No. of Units	—	678,330	1,400,996	1,490,945	1,636,316	1,778,958	1,811,029	1,694,582	874,971	—
NY Venture No. of Units	—	50,074	73,197	86,130	91,931	100,612	105,403	106,112	22,139	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.814	12.750	—	—	—	—	—	—	—	—
Value at End of Year	—	16.814	—	—	—	—	—	—	—	—
Venture No. of Units	—	439,589	—	—	—	—	—	—	—	—
NY Venture No. of Units	—	11,965	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.966	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909	14.842
Value at End of Year	—	21.966	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909
Ven 22, 20 No. of Units	—	1,732,920	2,271,478	2,750,064	3,181,730	3,595,979	3,700,695	3,114,177	3,280,406	2,868,900
Ven 24 No. of Units	—	379,331	531,015	608,625	723,860	803,405	756,057	588,265	622,613	531,230
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.461	16.371	14.699	15.556	14.003	10.813	18.151	17.757	15.794	14.764
Value at End of Year	—	21.461	16.371	14.699	15.556	14.003	10.813	18.151	17.757	15.794
No. of Units	—	122,897	139,355	152,782	170,213	191,833	224,359	199,176	196,807	172,364
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.556	12.617	11.317	11.965	10.760	8.301	13.919	13.603	12.500	—
Value at End of Year	—	16.556	12.617	11.317	11.965	10.760	8.301	13.919	13.603	—
No. of Units	—	54,501	45,547	46,765	47,947	62,930	68,430	55,943	3,990	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.748	12.744	—	—	—	—	—	—	—	—
Value at End of Year	—	16.748	—	—	—	—	—	—	—	—
No. of Units	—	2,121	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.089	16.112	14.488	15.356	13.844	10.706	17.998	17.635	15.708	14.705
Value at End of Year	—	21.089	16.112	14.488	15.356	13.844	10.706	17.998	17.635	15.708
No. of Units	—	211,897	293,639	330,543	416,687	481,979	586,057	406,769	443,412	429,488
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.748	12.744	11.414	12.049	10.819	8.334	13.954	13.617	12.500	—
Value at End of Year	—	16.748	12.744	11.414	12.049	10.819	8.334	13.954	13.617	—
Venture No. of Units	—	265,240	677,972	714,290	762,183	803,856	776,836	694,706	391,049	—
NY Venture No. of Units	—	35,763	99,564	106,889	111,484	122,986	127,139	117,272	66,916	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.778	12.748	—	—	—	—	—	—	—	—
Value at End of Year	—	16.778	—	—	—	—	—	—	—	—
Venture No. of Units	—	271,720	—	—	—	—	—	—	—	—
NY Venture No. of Units	—	37,863	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.212	16.198	14.558	15.422	13.897	10.742	18.049	17.675	12.500	—
Value at End of Year	—	21.212	16.198	14.558	15.422	13.897	10.742	18.049	17.675	—
NY Venture No. of Units	—	17,196	27,084	42,228	45,260	47,006	53,698	51,413	4,879	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.586	16.459	—	—	—	—	—	—	—	—
Value at End of Year	—	21.586	—	—	—	—	—	—	—	—
NY Venture No. of Units	—	3,140	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.966	16.724	14.986	15.827	14.219	10.958	17.923	—	15.909	—
Value at End of Year	—	21.966	16.724	14.986	15.827	14.219	10.958	—	17.923	—
Ven 9 No. of Units	—	191	197	203	208	214	220	—	—	—
No. of Units	—	—	—	—	—	—	—	—	78	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909	14.842
Value at End of Year	—	—	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909
No. of Units	—	—	232	232	232	233	233	233	234	234
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	13.058	12.597	11.254	10.746
Value at End of Year	—	—	—	—	—	—	8.461	13.058	12.597	11.254
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,238,519	1,840,616	2,489,104	2,648,217
Ven 24 No. of Units	—	—	—	—	—	—	44,662	48,968	65,814	71,315
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	13.029	12.594	11.274	10.787
Value at End of Year	—	—	—	—	—	—	8.425	13.029	12.594	11.274
No. of Units	—	—	—	—	—	—	24,012	30,308	35,442	36,981
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.953	12.539	11.242	10.772
Value at End of Year	—	—	—	—	—	—	8.363	12.953	12.539	11.242
No. of Units	—	—	—	—	—	—	40,995	50,612	63,223	57,018
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	13.058	12.597	11.254	10.746
Value at End of Year	—	—	—	—	—	—	8.461	13.058	12.597	11.254
Ven 7, 8 No. of Units	—	—	—	—	—	—	95,548	101,871	119,395	135,911
Ven 9 No. of Units	—	—	—	—	—	—	31,117	45,525	55,511	86,572
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	13.058	12.597	11.254	10.746
Value at End of Year	—	—	—	—	—	—	8.461	13.058	12.597	11.254
No. of Units	—	—	—	—	—	—	992	1,361	1,877	1,878
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	13.805	13.317	12.500	—
Value at End of Year	—	—	—	—	—	—	8.953	13.805	13.317	—
Venture No. of Units	—	—	—	—	—	—	1,311,728	1,356,944	640,756	—
NY Venture No. of Units	—	—	—	—	—	—	59,363	69,351	15,679	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	16.964	16.405	14.686	14.058
Value at End of Year	—	—	—	—	—	—	10.974	16.964	16.405	14.686
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,513,106	1,635,289	1,645,204	1,361,652
Ven 24 No. of Units	—	—	—	—	—	—	186,739	211,829	251,316	133,595
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	16.774	16.254	14.579	13.984
Value at End of Year	—	—	—	—	—	—	10.829	16.774	16.254	14.579
No. of Units	—	—	—	—	—	—	43,899	46,968	49,962	53,296
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	13.724	13.286	12.500	—
Value at End of Year	—	—	—	—	—	—	8.869	13.724	13.286	—
No. of Units	—	—	—	—	—	—	40,306	39,058	2,739	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.632	16.141	14.500	13.929
Value at End of Year	—	—	—	—	—	—	10.722	16.632	16.141	14.500
No. of Units	—	—	—	—	—	—	127,108	138,712	139,185	117,941

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	13.759	13.299	12.500	—
Value at End of Year	—	—	—	—	—	—	8.905	13.759	13.299	—
Venture No. of Units	—	—	—	—	—	—	448,702	421,113	256,001	—
NY Venture No. of Units	—	—	—	—	—	—	86,536	86,720	49,765	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	16.679	16.179	12.500	—
Value at End of Year	—	—	—	—	—	—	10.757	16.679	16.179	—
NY Venture No. of Units	—	—	—	—	—	—	27,610	26,699	3,942	—
Global Bond Trust - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591
Value at End of Year	36.812	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351
Ven 22, 20 No. of Units	401,779	461,896	543,646	631,328	743,101	869,465	1,069,669	1,285,665	1,411,185	1,769,002
Ven 24 No. of Units	4,480	4,718	6,266	9,240	14,118	16,871	22,702	20,562	27,268	31,085
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.771	24.463	23.227	21.635	19.931	17.551	18.671	17.307	16.705	18.162
Value at End of Year	22.920	22.771	24.463	23.227	21.635	19.931	17.551	18.671	17.307	16.705
No. of Units	12,721	12,598	13,026	15,422	17,438	16,040	12,949	21,140	21,317	13,319
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.803	24.534	23.330	21.764	20.079	17.708	18.867	17.514	16.931	18.435
Value at End of Year	22.918	22.803	24.534	23.330	21.764	20.079	17.708	18.867	17.514	16.931
No. of Units	9,971	11,886	15,909	28,493	50,527	64,349	94,240	92,299	99,913	102,238
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591
Value at End of Year	36.812	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351
Ven 7, 8 No. of Units	253,463	299,262	342,485	392,615	458,018	539,250	621,666	697,641	817,594	1,020,803
Ven 9 No. of Units	36,860	43,081	52,084	56,069	62,005	69,200	83,960	96,827	118,108	136,559
Ven 3 Contracts with no Optional Riders
Value at Start of Year	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591
Value at End of Year	36.812	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351
No. of Units	25,202	26,358	36,986	38,640	42,024	50,922	54,276	66,537	82,086	113,908
Global Bond Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.968	18.195	17.233	16.015	14.711	12.924	13.713	12.687	12.500	—
Value at End of Year	17.131	16.968	18.195	17.233	16.015	14.711	12.924	13.713	12.687	—
Venture No. of Units	82,303	572,085	917,210	942,065	1,052,646	1,080,872	830,653	1,080,682	547,568	—
NY Venture No. of Units	15,730	49,554	60,252	66,772	75,572	76,816	62,549	66,427	14,348	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.551	12.368	—	—	—	—	—	—	—	—
Value at End of Year	11.680	11.551	—	—	—	—	—	—	—	—
Venture No. of Units	754,749	418,157	—	—	—	—	—	—	—	—
NY Venture No. of Units	48,810	10,572	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.129	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	17.654
Value at End of Year	22.286	22.129	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251
Ven 22, 20 No. of Units	586,134	729,357	877,984	1,040,687	1,222,907	1,321,848	1,317,815	1,694,734	1,825,220	1,550,136
Ven 24 No. of Units	97,846	132,103	146,186	155,395	183,261	200,145	200,872	253,980	257,709	191,875
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.619	23.288	22.157	20.683	19.085	16.842	17.951	16.683	16.133	17.561
Value at End of Year	21.729	21.619	23.288	22.157	20.683	19.085	16.842	17.951	16.683	16.133
No. of Units	30,601	35,637	50,300	58,907	61,856	52,001	59,372	55,460	62,723	69,752
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.518	17.775	16.895	15.755	14.523	12.804	13.633	12.657	12.500	—
Value at End of Year	—	16.518	17.775	16.895	15.755	14.523	12.804	13.633	12.657	—
No. of Units	—	16,142	18,619	18,608	23,981	35,982	36,354	35,427	3,668	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.709	17.954	—	—	—	—	—	—	—	—
Value at End of Year	16.836	16.709	—	—	—	—	—	—	—	—
No. of Units	12,700	2,953	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.245	22.919	21.839	20.417	18.867	16.676	17.800	16.567	16.046	17.492
Value at End of Year	21.321	21.245	22.919	21.839	20.417	18.867	16.676	17.800	16.567	16.046
No. of Units	71,003	77,088	104,666	117,639	153,923	168,169	224,050	213,457	224,426	210,680
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.709	17.954	17.039	15.866	14.603	12.856	13.667	12.670	12.500	—
Value at End of Year	16.836	16.709	17.954	17.039	15.866	14.603	12.856	13.667	12.670	—
Venture No. of Units	39,988	156,119	311,008	332,406	343,009	363,375	301,546	384,087	227,474	—
NY Venture No. of Units	15,896	40,605	65,768	69,464	77,522	72,042	58,757	86,269	41,620	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.526	12.366	—	—	—	—	—	—	—	—
Value at End of Year	11.631	11.526	—	—	—	—	—	—	—	—
Venture No. of Units	372,261	245,110	—	—	—	—	—	—	—	—
NY Venture No. of Units	49,475	34,914	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.369	23.041	21.944	20.505	18.939	16.731	17.850	16.606	12.500	—
Value at End of Year	—	21.369	23.041	21.944	20.505	18.939	16.731	17.850	16.606	—
NY Venture No. of Units	—	30,330	34,790	43,276	56,875	59,819	69,606	32,387	3,333	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.745	23.412	—	—	—	—	—	—	—	—
Value at End of Year	21.867	21.745	—	—	—	—	—	—	—	—
NY Venture No. of Units	25,615	1,844	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.129	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	17.654
Value at End of Year	22.286	22.129	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251
Ven 9 No. of Units	207	909	955	994	1,047	1,100	1,150	1,219	1,271	1,324
No. of Units	17,215	17,215	17,215	17,215	17,215	17,215	17,216	17,217	17,218	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	17.654
Value at End of Year	—	—	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251
No. of Units	—	—	285	285	286	286	286	287	287	288
Global Diversification Trust (formerly American Global Diversification Trust) (merged into Core Strategy Trust eff 12-06-2013)
Series II Shares (units first credited 11-12-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.772	11.182	12.102	10.901	8.091	12.564	12.500	—	—
Value at End of Year	—	—	12.772	11.182	12.102	10.901	8.091	12.564	—	—
Venture No. of Units	—	—	16,208,079	17,606,776	18,758,982	19,128,115	13,566,719	1,022,861	—	—
NY Venture No. of Units	—	—	706,610	751,421	846,080	864,556	750,123	7,195	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	12.609	11.067	12.008	10.843	8.068	12.560	12.500	—	—
Value at End of Year	—	—	12.609	11.067	12.008	10.843	8.068	12.560	—	—
Ven 22, 20 No. of Units	—	—	458,748	585,128	704,429	878,020	1,077,566	435,995	—	—
Ven 24 No. of Units	—	—	48,800	51,467	53,315	55,926	47,126	8,643	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	12.480	10.975	11.933	10.797	8.050	12.557	12.500	—	—
Value at End of Year	—	—	12.480	10.975	11.933	10.797	8.050	12.557	—	—
No. of Units	—	—	11,316	108,413	105,380	118,110	145,866	37,814	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.545	11.021	11.970	10.820	8.059	12.559	12.500	—	—
Value at End of Year	—	—	12.545	11.021	11.970	10.820	8.059	12.559	—	—
No. of Units	—	—	6,154	6,186	6,220	6,251	6,285	5,085	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	12.384	10.907	11.877	10.762	8.036	12.554	12.500	—	—
Value at End of Year	—	—	12.384	10.907	11.877	10.762	8.036	12.554	—	—
No. of Units	—	—	15,020	15,106	15,194	20,195	14,456	6,094	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.642	11.089	12.027	10.855	8.073	12.561	12.500	—	—
Value at End of Year	—	—	12.642	11.089	12.027	10.855	8.073	12.561	—	—
Venture No. of Units	—	—	7,838,625	8,285,203	8,660,188	8,982,674	6,273,498	543,639	—	—
NY Venture No. of Units	—	—	713,206	747,340	787,925	812,910	694,396	51,445	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.416	10.930	11.895	10.774	8.041	12.500	12.500	—	—
Value at End of Year	—	—	12.416	10.930	11.895	10.774	8.041	12.500	—	—
NY Venture No. of Units	—	—	7,928	8,528	20,182	25,980	13,297	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	12.609	11.067	12.008	10.843	8.068	12.560	12.500	—	—
Value at End of Year	—	—	12.609	11.067	12.008	10.843	8.068	12.560	—	—
Ven 9 No. of Units	—	—	1,267	1,267	1,268	1,269	1,270	822	—	—
No. of Units	—	—	8,664	10,035	14,847	15,675	17,072	117	—	—
Global Trust (formerly Global Equity Trust) - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580
Value at End of Year	37.538	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930
Ven 22, 20 No. of Units	1,055,394	886,643	1,010,123	1,191,055	1,362,523	1,542,443	1,834,814	2,348,892	3,061,952	3,751,710
Ven 24 No. of Units	21,263	13,719	19,101	20,782	25,193	25,884	28,513	35,965	45,710	51,530
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.807	13.803	11.521	12.454	11.743	9.083	15.269	15.312	12.931	11.866
Value at End of Year	17.068	17.807	13.803	11.521	12.454	11.743	9.083	15.269	15.312	12.931
No. of Units	50,788	40,954	40,419	45,373	45,739	46,193	49,428	50,079	26,864	16,292
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.572	14.418	12.053	13.048	12.322	9.545	16.069	16.139	13.649	12.544
Value at End of Year	17.775	18.572	14.418	12.053	13.048	12.322	9.545	16.069	16.139	13.649
No. of Units	22,886	13,622	18,184	20,545	30,888	46,699	69,518	89,238	106,382	118,238
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580
Value at End of Year	37.538	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930
Ven 7, 8 No. of Units	979,676	1,074,216	1,207,272	1,404,547	1,628,671	1,858,327	2,146,210	2,595,108	3,053,885	3,623,470
Ven 9 No. of Units	186,229	206,389	232,000	266,358	301,393	331,585	382,528	453,972	561,268	654,283
Ven 3 Contracts with no Optional Riders
Value at Start of Year	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580
Value at End of Year	37.538	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930
No. of Units	60,737	59,667	69,168	88,589	103,079	136,621	168,667	185,999	210,759	259,931
Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.392	—	—	—	—	—	—	—	—	—
Venture No. of Units	72,110	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	11,893	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.394	—	—	—	—	—	—	—	—	—
Venture No. of Units	93,891	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	8,886	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.982	17.039	14.222	15.378	14.500	11.216	18.845	18.906	15.963	14.650
Value at End of Year	21.069	21.982	17.039	14.222	15.378	14.500	11.216	18.845	18.906	15.963
Ven 22, 20 No. of Units	466,557	196,800	221,585	260,244	278,901	310,873	319,847	349,718	418,579	391,497
Ven 24 No. of Units	143,813	70,341	84,052	102,301	111,766	116,752	128,857	137,258	131,161	129,923
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.476	16.680	13.950	15.115	14.280	11.068	18.634	18.731	15.848	14.573
Value at End of Year	20.543	21.476	16.680	13.950	15.115	14.280	11.068	18.634	18.731	15.848
No. of Units	17,870	10,359	13,272	17,534	19,654	17,244	18,573	21,670	26,659	20,840
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.388	—	—	—	—	—	—	—	—	—
No. of Units	15,487	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.105	16.415	13.750	14.920	14.117	10.958	18.477	18.602	15.762	14.515
Value at End of Year	20.157	21.105	16.415	13.750	14.920	14.117	10.958	18.477	18.602	15.762
No. of Units	67,331	47,549	25,940	32,156	28,031	33,352	37,504	42,856	45,776	38,051

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	10.272	—	—	—	—	—	—	—	—	—
Venture No. of Units	72,151	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	9,512	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.391	—	—	—	—	—	—	—	—	—
Venture No. of Units	32,867	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,108	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	20.673	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,866	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.982	17.039	14.222	15.378	14.500	11.216	18.845	18.906	15.963	—
Value at End of Year	21.069	21.982	17.039	14.222	15.378	14.500	11.216	18.845	18.906	—
Ven 9 No. of Units	210	217	223	230	236	243	249	256	263	—
Health Sciences Trust - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698
Value at End of Year	57.014	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327
Ven 22, 20 No. of Units	554,451	630,305	658,383	726,671	816,174	923,736	1,155,579	1,511,682	1,656,069	2,035,325
Ven 24 No. of Units	17,960	21,348	18,926	16,651	19,428	31,166	25,412	53,908	46,881	46,557
Ven 22, 20 Contracts with GEM
Value at Start of Year	42.760	28.760	22.149	20.355	17.876	13.781	19.977	17.252	16.175	14.591
Value at End of Year	55.476	42.760	28.760	22.149	20.355	17.876	13.781	19.977	17.252	16.175
No. of Units	19,005	22,942	24,073	31,034	34,132	37,381	48,517	63,365	82,986	81,965
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	41.955	28.260	21.797	20.061	17.645	13.623	19.778	17.106	16.062	14.510
Value at End of Year	54.349	41.955	28.260	21.797	20.061	17.645	13.623	19.778	17.106	16.062
No. of Units	33,425	35,530	40,757	51,271	64,919	78,239	90,615	108,392	132,969	153,048
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698
Value at End of Year	57.014	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327
Ven 7, 8 No. of Units	108,832	103,497	98,207	103,246	95,540	117,567	124,754	128,060	141,728	181,895
Ven 9 No. of Units	21,402	22,033	19,229	14,950	12,599	21,589	22,206	42,101	48,468	39,136
Ven 3 Contracts with no Optional Riders
Value at Start of Year	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698
Value at End of Year	57.014	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327
No. of Units	18,949	17,220	16,534	17,440	15,511	15,512	15,593	18,177	18,820	19,916
Health Sciences Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	33.790	22.669	17.419	15.961	13.983	10.752	15.551	13.395	12.500	—
Value at End of Year	43.941	33.790	22.669	17.419	15.961	13.983	10.752	15.551	13.395	—
Venture No. of Units	39,088	61,671	76,852	74,524	82,392	77,590	76,638	58,456	21,519	—
NY Venture No. of Units	7,649	8,050	10,966	8,204	7,738	7,743	4,749	3,321	4,808	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.758	12.565	—	—	—	—	—	—	—	—
Value at End of Year	24.430	18.758	—	—	—	—	—	—	—	—
Venture No. of Units	57,954	22,178	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,133	895	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	47.403	31.881	24.559	22.560	19.813	15.273	22.146	19.124	17.928	16.171
Value at End of Year	61.490	47.403	31.881	24.559	22.560	19.813	15.273	22.146	19.124	17.928
Ven 22, 20 No. of Units	342,431	397,394	469,890	492,506	571,072	598,377	650,397	756,740	894,413	937,529
Ven 24 No. of Units	91,974	91,202	135,056	106,812	124,202	127,971	145,199	164,396	166,848	155,541
Ven 22, 20 Contracts with GEM
Value at Start of Year	46.312	31.209	24.090	22.173	19.513	15.072	21.898	18.947	17.798	16.086
Value at End of Year	59.955	46.312	31.209	24.090	22.173	19.513	15.072	21.898	18.947	17.798
No. of Units	19,601	20,239	24,002	29,605	35,686	40,576	44,139	44,177	59,787	65,358

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	32.895	22.145	17.077	15.702	13.804	10.652	15.460	13.364	12.500	—
Value at End of Year	42.628	32.895	22.145	17.077	15.702	13.804	10.652	15.460	13.364	—
No. of Units	333	10,780	13,729	13,486	14,967	16,845	17,053	10,930	2,854	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	33.276	22.368	—	—	—	—	—	—	—	—
Value at End of Year	43.186	33.276	—	—	—	—	—	—	—	—
No. of Units	8,463	2,837	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	45.510	30.715	23.744	21.888	19.290	14.922	21.713	18.816	17.702	16.022
Value at End of Year	58.829	45.510	30.715	23.744	21.888	19.290	14.922	21.713	18.816	17.702
No. of Units	45,982	57,409	39,564	40,170	49,312	54,601	66,451	81,693	84,331	86,059
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	33.276	22.368	17.222	15.812	13.880	10.694	15.499	13.377	12.500	—
Value at End of Year	43.186	33.276	22.368	17.222	15.812	13.880	10.694	15.499	13.377	—
Venture No. of Units	32,492	52,207	77,745	71,097	106,979	70,283	57,927	44,058	22,924	—
NY Venture No. of Units	829	4,256	8,043	8,203	8,152	8,010	4,549	3,448	166	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.718	12.564	—	—	—	—	—	—	—	—
Value at End of Year	24.329	18.718	—	—	—	—	—	—	—	—
Venture No. of Units	63,250	33,900	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,487	239	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	45.776	30.879	23.859	21.982	19.364	14.972	21.774	18.860	12.500	—
Value at End of Year	—	45.776	30.879	23.859	21.982	19.364	14.972	21.774	18.860	—
NY Venture No. of Units	—	3,866	4,932	4,855	5,527	5,500	4,056	5,233	1,006	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	46.583	31.376	—	—	—	—	—	—	—	—
Value at End of Year	60.335	46.583	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,180	38	—	—	—	—	—	—	—	—
High Income Trust (merged into High Yield Trust eff 05-02-2011) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	11.602	6.444	11.555	12.500	—	—
Value at End of Year	—	—	—	—	12.763	11.602	6.444	11.555	—	—
Venture No. of Units	—	—	—	—	73,206	69,908	12,588	4,180	—	—
NY Venture No. of Units	—	—	—	—	3,949	2,440	1,771	765	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	11.525	6.418	11.536	12.500	—	—
Value at End of Year	—	—	—	—	12.647	11.525	6.418	11.536	—	—
Ven 22, 20 No. of Units	—	—	—	—	220,867	379,374	28,486	10,699	—	—
Ven 24 No. of Units	—	—	—	—	36,933	25,774	3,486	5,340	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	11.464	6.396	12.500	—	—	—
Value at End of Year	—	—	—	—	12.554	11.464	6.396	—	—	—
No. of Units	—	—	—	—	5,478	7,608	2,097	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	11.494	6.407	11.528	12.500	—	—
Value at End of Year	—	—	—	—	12.600	11.494	6.407	11.528	—	—
No. of Units	—	—	—	—	7,066	7,837	849	104	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	11.418	11.509	—	12.500	—	—
Value at End of Year	—	—	—	—	12.485	11.418	—	11.509	—	—
No. of Units	—	—	—	—	14,472	19,538	—	12,043	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	11.540	6.423	11.540	12.500	—	—
Value at End of Year	—	—	—	—	12.670	11.540	6.423	11.540	—	—
Venture No. of Units	—	—	—	—	7,563	27,451	1,236	—	—	—
NY Venture No. of Units	—	—	—	—	—	2,776	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	11.513	—	—	12.500	—	—
Value at End of Year	—	—	—	—	12.508	—	—	11.513	—	—
NY Venture No. of Units	—	—	—	—	510	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	11.525	6.418	11.536	12.500	—	—
Value at End of Year	—	—	—	—	12.647	11.525	6.418	11.536	—	—
Ven 9 No. of Units	—	—	—	—	4,990	6,075	—	—	—	—
No. of Units	—	—	—	—	26,596	36,416	1,005	2,830	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	11.525	12.500	—	—	—	—
Value at End of Year	—	—	—	—	12.647	11.525	—	—	—	—
No. of Units	—	—	—	—	432	433	—	—	—	—
High Yield Trust - Series I Shares (units first credited 01-01-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	18.753	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	18.753	—	—	—	—	—	—	—
Venture No. of Units	—	—	68	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482
Value at End of Year	25.303	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831
Ven 22, 20 No. of Units	704,463	888,989	921,681	1,015,304	1,207,185	1,447,513	1,544,207	2,042,724	3,037,934	4,009,948
Ven 24 No. of Units	10,470	9,958	13,083	17,110	26,421	35,312	35,700	53,483	71,015	88,258
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.784	20.396	17.418	17.541	15.665	10.301	14.853	14.851	13.672	13.397
Value at End of Year	21.462	21.784	20.396	17.418	17.541	15.665	10.301	14.853	14.851	13.672
No. of Units	10,205	11,334	7,868	6,912	15,094	29,593	20,430	40,633	56,075	65,233
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.960	19.655	16.810	16.954	15.163	9.987	14.421	14.440	13.314	13.066
Value at End of Year	20.620	20.960	19.655	16.810	16.954	15.163	9.987	14.421	14.440	13.314
No. of Units	34,476	36,897	47,533	65,562	100,657	141,853	214,396	238,265	341,252	375,652
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482
Value at End of Year	25.303	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831
Ven 7, 8 No. of Units	130,910	162,603	161,522	214,289	221,806	270,547	254,873	319,461	449,902	579,810
Ven 9 No. of Units	40,100	40,543	44,182	43,254	44,598	51,154	62,696	95,533	141,083	199,413
Ven 3 Contracts with no Optional Riders
Value at Start of Year	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482
Value at End of Year	25.303	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831
No. of Units	8,727	10,370	12,924	9,045	10,026	18,708	19,416	19,735	21,121	23,203
High Yield Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	19.828	18.511	15.753	12.763	14.103	9.242	13.300	13.273	12.500	—
Value at End of Year	19.554	19.828	18.511	15.753	12.763	14.103	9.242	13.300	13.273	—
Venture No. of Units	259,377	600,100	220,670	248,736	278,396	359,540	272,660	84,423	31,537	—
NY Venture No. of Units	11,442	46,457	11,084	10,988	14,668	26,307	12,646	7,447	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.556	12.636	—	—	—	—	—	—	—	—
Value at End of Year	13.388	13.556	—	—	—	—	—	—	—	—
Venture No. of Units	436,335	55,131	—	—	—	—	—	—	—	—
NY Venture No. of Units	41,417	140	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.577	23.938	20.423	12.647	18.375	12.072	17.415	17.425	16.029	15.696
Value at End of Year	25.160	25.577	23.938	20.423	12.647	18.375	12.072	17.415	17.425	16.029
Ven 22, 20 No. of Units	321,811	441,354	499,512	514,390	591,425	647,438	641,754	725,885	957,806	1,012,355
Ven 24 No. of Units	84,981	101,351	100,491	111,852	106,178	109,410	112,390	133,595	143,870	163,667
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.989	23.434	20.033	12.554	18.097	11.913	17.220	17.264	15.913	15.613
Value at End of Year	24.532	24.989	23.434	20.033	12.554	18.097	11.913	17.220	17.264	15.913
No. of Units	16,071	17,565	20,684	22,102	22,848	24,206	23,002	78,176	87,218	76,759

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.303	18.084	15.444	12.600	13.923	9.156	13.222	13.243	12.500	—
Value at End of Year	—	19.303	18.084	15.444	12.600	13.923	9.156	13.222	13.243	—
No. of Units	—	17,504	11,428	12,891	9,928	13,474	13,934	12,492	1,413	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.526	18.266	—	—	—	—	—	—	—	—
Value at End of Year	19.217	19.526	—	—	—	—	—	—	—	—
No. of Units	18,993	1,784	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.556	23.063	19.746	12.485	17.891	11.795	17.075	17.144	15.826	15.551
Value at End of Year	24.071	24.556	23.063	19.746	12.485	17.891	11.795	17.075	17.144	15.826
No. of Units	58,814	77,320	104,591	115,167	154,905	228,501	241,484	218,347	337,634	356,539
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	19.526	18.266	15.576	12.670	14.000	9.193	13.255	13.256	12.500	—
Value at End of Year	19.217	19.526	18.266	15.576	12.670	14.000	9.193	13.255	13.256	—
Venture No. of Units	104,610	313,597	56,784	63,069	62,360	41,085	20,533	22,486	18,011	—
NY Venture No. of Units	5,922	22,891	10,707	10,838	5,984	4,980	3,144	5,538	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.527	12.634	—	—	—	—	—	—	—	—
Value at End of Year	13.333	13.527	—	—	—	—	—	—	—	—
Venture No. of Units	266,523	32,912	—	—	—	—	—	—	—	—
NY Venture No. of Units	21,702	3,040	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	24.700	23.186	19.841	12.508	17.959	11.834	17.123	17.184	12.500	—
Value at End of Year	24.224	24.700	23.186	19.841	12.508	17.959	11.834	17.123	17.184	—
NY Venture No. of Units	96	23,903	3,666	10,074	10,315	9,951	9,052	9,230	111	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	25.135	23.559	—	—	—	—	—	—	—	—
Value at End of Year	24.688	25.135	—	—	—	—	—	—	—	—
NY Venture No. of Units	19,192	656	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.577	23.938	20.423	12.647	18.375	12.072	17.415	17.425	16.029	—
Value at End of Year	25.160	25.577	23.938	20.423	12.647	18.375	12.072	17.415	17.425	—
Ven 9 No. of Units	379	391	402	414	426	438	449	462	474	—
No. of Units	—	—	—	—	26,596	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	12.500	—	—	—	—	—
Value at End of Year	—	—	—	—	12.647	—	—	—	—	—
No. of Units	—	—	—	—	432	—	—	—	—	—
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series I Shares (units first credited 08-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	27.866	27.950	26.084	25.138
Value at End of Year	—	—	—	—	—	—	19.199	27.866	27.950	26.084
Ven 22, 20 No. of Units	—	—	—	—	—	—	2,205,560	2,953,821	3,849,843	4,957,736
Ven 24 No. of Units	—	—	—	—	—	—	50,194	61,771	78,288	96,775
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	14.471	14.544	13.600	13.133
Value at End of Year	—	—	—	—	—	—	9.950	14.471	14.544	13.600
No. of Units	—	—	—	—	—	—	41,385	49,800	60,642	88,052
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.024	15.122	14.162	13.696
Value at End of Year	—	—	—	—	—	—	10.314	15.024	15.122	14.162
No. of Units	—	—	—	—	—	—	198,813	239,882	288,848	309,952
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	27.866	27.950	26.084	25.138
Value at End of Year	—	—	—	—	—	—	19.199	27.866	27.950	26.084
Ven 7, 8 No. of Units	—	—	—	—	—	—	2,511,414	3,044,167	3,594,256	4,335,775
Ven 9 No. of Units	—	—	—	—	—	—	291,774	362,806	432,831	531,460

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	27.866	27.950	26.084	25.138
Value at End of Year	—	—	—	—	—	—	19.199	27.866	27.950	26.084
No. of Units	—	—	—	—	—	—	959,746	1,145,970	1,313,479	1,602,821
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.967	12.999	12.500	—
Value at End of Year	—	—	—	—	—	—	8.943	12.967	12.999	—
Venture No. of Units	—	—	—	—	—	—	88,258	78,854	18,146	—
NY Venture No. of Units	—	—	—	—	—	—	3,728	5,070	1,384	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	15.769	15.849	14.824	14.318
Value at End of Year	—	—	—	—	—	—	10.849	15.769	15.849	14.824
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,014,752	1,217,948	1,264,132	1,411,709
Ven 24 No. of Units	—	—	—	—	—	—	189,093	223,558	229,820	232,914
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	15.592	15.703	14.716	14.243
Value at End of Year	—	—	—	—	—	—	10.706	15.592	15.703	14.716
No. of Units	—	—	—	—	—	—	40,178	51,490	54,995	85,760
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.891	12.969	12.500	—
Value at End of Year	—	—	—	—	—	—	8.860	12.891	12.969	—
No. of Units	—	—	—	—	—	—	2,149	2,162	1,912	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.461	15.594	14.636	14.187
Value at End of Year	—	—	—	—	—	—	10.599	15.461	15.594	14.636
No. of Units	—	—	—	—	—	—	103,007	115,743	136,237	148,866
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.923	12.982	12.500	—
Value at End of Year	—	—	—	—	—	—	8.895	12.923	12.982	—
Venture No. of Units	—	—	—	—	—	—	33,141	30,736	14,667	—
NY Venture No. of Units	—	—	—	—	—	—	1,394	776	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	15.505	15.626	12.500	—
Value at End of Year	—	—	—	—	—	—	10.635	15.505	15.630	—
NY Venture No. of Units	—	—	—	—	—	—	1,142	1,143	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	15.849	14.824	14.318
Value at End of Year	—	—	—	—	—	—	—	15.769	15.849	14.824
Ven 9 No. of Units	—	—	—	—	—	—	—	489	489	489
International Core Trust (formerly International Stock Trust) - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198
Value at End of Year	17.902	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090
Ven 22, 20 No. of Units	673,520	739,110	818,925	930,721	1,118,433	1,296,521	1,437,600	1,900,598	2,613,058	2,993,535
Ven 24 No. of Units	20,548	21,248	25,729	36,019	38,181	49,936	57,359	53,028	81,620	90,025
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.740	12.796	11.302	12.700	11.777	10.087	16.700	15.232	12.404	10.870
Value at End of Year	14.452	15.740	12.796	11.302	12.700	11.777	10.087	16.700	15.232	12.404
No. of Units	17,532	16,652	16,975	17,702	18,883	20,974	23,904	26,764	30,817	27,531
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.804	11.239	9.942	11.189	10.391	8.913	14.779	13.500	11.010	9.663
Value at End of Year	12.656	13.804	11.239	9.942	11.189	10.391	8.913	14.779	13.500	11.010
No. of Units	20,294	20,795	30,755	44,069	56,192	65,749	84,528	92,642	97,328	105,693
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198
Value at End of Year	17.902	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090
Ven 7, 8 No. of Units	84,838	84,604	103,783	134,317	151,818	174,628	206,772	271,411	340,241	382,173
Ven 9 No. of Units	36,936	34,502	38,017	42,611	48,809	53,836	59,530	71,868	103,662	102,266

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198
Value at End of Year	17.902	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090
No. of Units	9,428	9,467	11,858	13,681	16,347	16,661	19,835	22,384	24,400	31,628
International Core Trust (formerly International Stock Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.042	11.384	10.030	11.248	10.402	8.878	14.669	13.352	12.500	—
Value at End of Year	12.922	14.042	11.384	10.030	11.248	10.402	8.878	14.669	13.352	—
Venture No. of Units	20,269	72,945	57,382	71,057	72,934	77,841	133,674	126,951	54,840	—
NY Venture No. of Units	2,715	275	367	3,043	2,119	3,329	2,112	2,204	215	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.942	12.904	—	—	—	—	—	—	—	—
Value at End of Year	14.692	15.942	—	—	—	—	—	—	—	—
Venture No. of Units	25,464	9,324	—	—	—	—	—	—	—	—
NY Venture No. of Units	272	53	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.522	16.678	14.731	16.561	15.354	13.137	21.761	19.858	16.159	14.162
Value at End of Year	18.837	20.522	16.678	14.731	16.561	15.354	13.137	21.761	19.858	16.159
Ven 22, 20 No. of Units	129,298	155,683	157,525	196,801	239,050	247,481	292,255	361,585	397,234	347,173
Ven 24 No. of Units	23,570	28,794	31,303	37,388	37,267	42,611	45,571	46,259	51,083	43,542
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.049	16.327	14.449	16.277	15.121	12.964	21.517	19.675	16.042	14.088
Value at End of Year	18.366	20.049	16.327	14.449	16.277	15.121	12.964	21.517	19.675	16.042
No. of Units	7,851	8,465	9,883	11,838	15,756	17,171	17,037	37,096	38,286	17,339
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.670	11.121	9.832	11.065	10.269	8.795	14.583	13.322	12.500	—
Value at End of Year	—	13.670	11.121	9.832	11.065	10.269	8.795	14.583	13.322	—
No. of Units	—	130	2,669	2,963	3,418	3,361	3,310	3,176	3,240	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.828	11.233	—	—	—	—	—	—	—	—
Value at End of Year	12.700	13.828	—	—	—	—	—	—	—	—
No. of Units	1,421	2,260	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.702	16.068	14.242	16.068	14.949	12.835	21.336	19.539	15.955	14.032
Value at End of Year	18.021	19.702	16.068	14.242	16.068	14.949	12.835	21.336	19.539	15.955
No. of Units	8,592	9,392	16,798	26,471	23,415	26,395	22,924	30,589	31,568	23,870
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.828	11.233	9.916	11.143	10.326	8.830	14.620	13.335	12.500	—
Value at End of Year	12.700	13.828	11.233	9.916	11.143	10.326	8.830	14.620	13.335	—
Venture No. of Units	5,919	37,498	48,588	79,790	76,190	89,310	90,272	42,182	8,742	—
NY Venture No. of Units	754	754	755	755	755	756	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.908	12.903	—	—	—	—	—	—	—	—
Value at End of Year	14.631	15.908	—	—	—	—	—	—	—	—
Venture No. of Units	28,438	3,389	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.817	16.154	14.311	16.137	15.006	12.878	21.396	19.584	12.500	—
Value at End of Year	—	19.817	16.154	14.311	16.137	15.006	12.878	21.396	19.584	—
NY Venture No. of Units	—	3,186	5,466	5,802	2,983	2,944	2,841	5,585	1,950	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.166	16.414	—	—	—	—	—	—	—	—
Value at End of Year	18.483	20.166	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,538	1,312	—	—	—	—	—	—	—	—
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series I Shares (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	10.856	12.836	17.659	12.990	23.757	20.874	16.869	14.669
Value at End of Year	—	—	—	10.856	12.836	17.659	12.990	23.757	20.874	16.869
Ven 22, 20 No. of Units	—	—	—	735,170	895,676	410,779	471,855	608,303	1,105,267	825,452
Ven 24 No. of Units	—	—	—	12,713	18,366	6,540	7,454	8,131	12,070	7,361

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	16.079	19.051	17.460	12.870	23.584	20.764	16.813	14.650
Value at End of Year	—	—	—	16.079	19.051	17.460	12.870	23.584	20.764	16.813
No. of Units	—	—	—	6,115	7,420	1,763	3,060	4,398	8,661	12,560
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	15.895	18.861	17.312	12.780	23.454	20.681	16.771	14.635
Value at End of Year	—	—	—	15.895	18.861	17.312	12.780	23.454	20.681	16.771
No. of Units	—	—	—	37,002	44,091	33,482	42,389	50,431	32,451	31,610
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869	14.669
Value at End of Year	—	—	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869
Ven 7, 8 No. of Units	—	—	—	97,143	112,796	54,101	73,660	92,127	153,271	81,627
Ven 9 No. of Units	—	—	—	37,844	47,088	9,193	9,935	20,198	30,953	21,492
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869	14.669
Value at End of Year	—	—	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869
No. of Units	—	—	—	14,324	14,644	1,876	2,155	1,849	2,427	2,537
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	11.604	13.716	12.500	—	—	—	—	—
Value at End of Year	—	—	—	11.604	13.716	—	—	—	—	—
Venture No. of Units	—	—	—	57,587	60,802	—	—	—	—	—
NY Venture No. of Units	—	—	—	4,256	5,208	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	16.075	19.049	17.447	12.869	23.578	20.764	16.810	14.646
Value at End of Year	—	—	—	16.075	19.049	17.447	12.869	23.578	20.764	16.810
Ven 22, 20 No. of Units	—	—	—	570,258	671,218	354,619	373,830	410,234	499,597	434,601
Ven 24 No. of Units	—	—	—	103,562	115,293	64,552	66,950	58,578	80,323	73,564
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	15.830	18.797	17.251	12.750	23.406	20.654	16.754	14.626
Value at End of Year	—	—	—	15.830	18.797	17.251	12.750	23.406	20.654	16.754
No. of Units	—	—	—	40,516	33,074	9,348	10,621	13,051	13,945	19,978
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	11.536	13.684	12.500	—	—	—	—	—
Value at End of Year	—	—	—	11.536	13.684	—	—	—	—	—
No. of Units	—	—	—	4,721	4,738	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	15.650	18.610	17.105	12.661	23.278	20.572	16.713	14.612
Value at End of Year	—	—	—	15.650	18.610	17.105	12.661	23.278	20.572	16.713
No. of Units	—	—	—	39,062	43,293	20,709	24,023	31,194	34,777	26,557
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	11.565	13.697	12.500	—	—	—	—	—
Value at End of Year	—	—	—	11.565	13.697	—	—	—	—	—
Venture No. of Units	—	—	—	21,216	54,288	—	—	—	—	—
NY Venture No. of Units	—	—	—	8,097	7,906	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	15.710	18.672	12.500	—	—	—	—	—
Value at End of Year	—	—	—	15.710	18.672	—	—	—	—	—
NY Venture No. of Units	—	—	—	1,409	1,401	—	—	—	—	—
International Equity Index Trust B - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.945	13.223	12.500	—	—	—	—	—	—	—
Value at End of Year	14.065	14.945	13.223	—	—	—	—	—	—	—
Venture No. of Units	23,967	37,587	49,218	—	—	—	—	—	—	—
NY Venture No. of Units	628	4,123	4,002	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.605	12.904	—	—	—	—	—	—	—	—
Value at End of Year	13.766	14.605	—	—	—	—	—	—	—	—
Venture No. of Units	20,988	9,856	—	—	—	—	—	—	—	—
NY Venture No. of Units	784	220	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.901	13.218	12.500	—	—	—	—	—	—	—
Value at End of Year	13.989	14.901	13.218	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	530,123	613,918	652,384	—	—	—	—	—	—	—
Ven 24 No. of Units	76,395	94,792	115,644	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.867	13.214	12.500	—	—	—	—	—	—	—
Value at End of Year	13.929	14.867	13.214	—	—	—	—	—	—	—
No. of Units	51,296	55,637	31,077	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.884	13.216	12.500	—	—	—	—	—	—	—
Value at End of Year	—	14.884	13.216	—	—	—	—	—	—	—
No. of Units	—	3,363	4,092	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.910	13.219	—	—	—	—	—	—	—	—
Value at End of Year	14.004	14.910	—	—	—	—	—	—	—	—
No. of Units	3,638	201	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.841	13.210	12.500	—	—	—	—	—	—	—
Value at End of Year	13.884	14.841	13.210	—	—	—	—	—	—	—
No. of Units	33,016	34,610	44,433	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.910	13.219	12.500	—	—	—	—	—	—	—
Value at End of Year	14.004	14.910	13.219	—	—	—	—	—	—	—
Venture No. of Units	5,417	11,852	14,938	—	—	—	—	—	—	—
NY Venture No. of Units	1,708	7,732	8,084	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.574	12.902	—	—	—	—	—	—	—	—
Value at End of Year	13.709	14.574	—	—	—	—	—	—	—	—
Venture No. of Units	3,721	3,712	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,510	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.849	13.212	12.500	—	—	—	—	—	—	—
Value at End of Year	—	14.849	13.212	—	—	—	—	—	—	—
NY Venture No. of Units	—	1,162	1,919	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.875	13.215	—	—	—	—	—	—	—	—
Value at End of Year	13.944	14.875	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,891	743	—	—	—	—	—	—	—	—
International Growth Stock Trust - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.256	12.982	12.500	—	—	—	—	—	—	—
Value at End of Year	15.082	15.256	12.982	—	—	—	—	—	—	—
Venture No. of Units	56,795	109,035	152,164	—	—	—	—	—	—	—
NY Venture No. of Units	1,615	2,033	4,448	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.972	12.722	—	—	—	—	—	—	—	—
Value at End of Year	14.824	14.972	—	—	—	—	—	—	—	—
Venture No. of Units	72,573	43,558	—	—	—	—	—	—	—	—
NY Venture No. of Units	28	221	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.211	12.977	12.500	—	—	—	—	—	—	—
Value at End of Year	15.000	15.211	12.977	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	121,642	144,496	169,676	—	—	—	—	—	—	—
Ven 24 No. of Units	57,767	60,210	66,084	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.176	12.973	12.500	—	—	—	—	—	—	—
Value at End of Year	14.936	15.176	12.973	—	—	—	—	—	—	—
No. of Units	7,138	7,455	9,592	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.975	12.500	—	—	—	—	—	—	—
Value at End of Year	—	15.194	12.975	—	—	—	—	—	—	—
No. of Units	—	11,529	16,848	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.220	12.978	—	—	—	—	—	—	—	—
Value at End of Year	15.017	15.220	—	—	—	—	—	—	—	—
No. of Units	12,465	635	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	15.150	12.970	12.500	—	—	—	—	—	—	—
Value at End of Year	14.887	15.150	12.970	—	—	—	—	—	—	—
No. of Units	7,583	7,758	8,232	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.220	12.978	12.500	—	—	—	—	—	—	—
Value at End of Year	15.017	15.220	12.978	—	—	—	—	—	—	—
Venture No. of Units	33,497	57,087	66,367	—	—	—	—	—	—	—
NY Venture No. of Units	4,800	5,380	5,899	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.940	12.721	—	—	—	—	—	—	—	—
Value at End of Year	14.763	14.940	—	—	—	—	—	—	—	—
Venture No. of Units	25,609	11,277	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,632	854	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.159	12.971	12.500	—	—	—	—	—	—	—
Value at End of Year	—	15.159	12.971	—	—	—	—	—	—	—
NY Venture No. of Units	—	5,904	8,070	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.185	12.974	—	—	—	—	—	—	—	—
Value at End of Year	14.952	15.185	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,520	1,534	—	—	—	—	—	—	—	—
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-01-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	9.718	11.721	10.456	7.705	15.799	13.345	12.500	—
Value at End of Year	—	—	—	9.718	11.721	10.456	7.705	15.799	13.345	—
Venture No. of Units	—	—	—	232,829	245,661	257,921	227,806	185,283	85,722	—
NY Venture No. of Units	—	—	—	5,520	11,283	11,334	10,674	5,765	550	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	12.500
Value at End of Year	—	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367
Ven 22, 20 No. of Units	—	—	—	463,137	556,946	678,607	778,211	1,046,579	715,353	225,062
Ven 24 No. of Units	—	—	—	66,386	85,110	97,167	66,520	88,037	61,858	26,672
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	13.324	16.142	14.465	10.708	22.056	18.714	15.347	12.500
Value at End of Year	—	—	—	13.324	16.142	14.465	10.708	22.056	18.714	15.347
No. of Units	—	—	—	15,297	18,559	16,708	18,581	23,716	15,596	8,548
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	9.527	11.531	10.323	7.634	15.707	13.314	12.500	—
Value at End of Year	—	—	—	9.527	11.531	10.323	7.634	15.707	13.314	—
No. of Units	—	—	—	20,213	19,899	27,463	22,310	16,584	674	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	13.192	16.006	14.364	10.649	21.968	18.667	15.331	12.500
Value at End of Year	—	—	—	13.192	16.006	14.364	10.649	21.968	18.667	15.331
No. of Units	—	—	—	18,779	18,720	25,622	27,201	38,196	27,573	745
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	9.609	11.612	10.380	7.664	15.747	13.327	12.500	—
Value at End of Year	—	—	—	9.609	11.612	10.380	7.664	15.747	13.327	—
Venture No. of Units	—	—	—	92,526	92,857	96,574	100,888	74,946	20,875	—
NY Venture No. of Units	—	—	—	7,147	7,115	6,095	2,489	1,886	1,220	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	13.236	16.051	14.398	10.669	21.997	18.683	12.500	—
Value at End of Year	—	—	—	13.236	16.051	14.398	10.669	21.997	18.683	—
NY Venture No. of Units	—	—	—	7,183	8,094	8,062	8,090	8,361	4,067	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	12.500
Value at End of Year	—	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	18,782
Ven 9 No. of Units	—	—	—	20,000	25,086	29,108	29,683	40,747	21,421	2,524
No. of Units	—	—	—	66,140	79,975	90,011	115,258	149,466	77,447	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	12.500
Value at End of Year	—	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367
No. of Units	—	—	—	3,251	3,334	4,323	5,479	6,285	4,574	465
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series I Shares (units first credited 03-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	28.477	26.223	20.819	19.174
Value at End of Year	—	—	—	—	—	—	13.202	28.477	26.223	20.819
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,497,843	2,136,007	2,858,335	3,212,329
Ven 24 No. of Units	—	—	—	—	—	—	49,100	57,621	81,042	91,399
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	19.106	17.630	14.025	12.942
Value at End of Year	—	—	—	—	—	—	8.840	19.106	17.630	14.025
No. of Units	—	—	—	—	—	—	2,943	6,938	7,759	15,170
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.790	13.668	10.889	10.064
Value at End of Year	—	—	—	—	—	—	6.833	14.790	13.668	10.889
No. of Units	—	—	—	—	—	—	93,453	104,717	111,456	70,975
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	28.477	26.223	20.819	19.174
Value at End of Year	—	—	—	—	—	—	13.202	28.477	26.223	20.819
Ven 7, 8 No. of Units	—	—	—	—	—	—	327,609	436,893	516,998	592,177
Ven 9 No. of Units	—	—	—	—	—	—	107,439	133,966	159,245	183,867
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	28.477	26.223	20.819	19.174
Value at End of Year	—	—	—	—	—	—	13.202	28.477	26.223	20.819
No. of Units	—	—	—	—	—	—	38,337	45,577	49,338	50,069
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	14.788	13.613	12.500	—
Value at End of Year	—	—	—	—	—	—	6.855	14.788	13.613	—
Venture No. of Units	—	—	—	—	—	—	159,852	159,794	43,409	—
NY Venture No. of Units	—	—	—	—	—	—	15,214	13,986	5,907	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	26.556	24.507	19.483	17.982
Value at End of Year	—	—	—	—	—	—	12.279	26.556	24.507	19.483
Ven 22, 20 No. of Units	—	—	—	—	—	—	428,668	580,920	542,985	497,180
Ven 24 No. of Units	—	—	—	—	—	—	80,472	91,104	98,226	84,945
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	26.258	24.281	19.342	17.887
Value at End of Year	—	—	—	—	—	—	12.117	26.258	24.281	19.342
No. of Units	—	—	—	—	—	—	19,284	34,389	34,730	29,986
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	14.702	13.581	12.500	—
Value at End of Year	—	—	—	—	—	—	6.791	14.702	13.581	—
No. of Units	—	—	—	—	—	—	18,373	23,398	5,175	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	26.037	24.113	19.237	17.817
Value at End of Year	—	—	—	—	—	—	11.996	26.037	24.113	19.237
No. of Units	—	—	—	—	—	—	42,613	79,070	74,766	64,292

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	14.739	13.594	12.500	—
Value at End of Year	—	—	—	—	—	—	6.818	14.739	13.594	—
Venture No. of Units	—	—	—	—	—	—	77,730	64,818	15,028	—
NY Venture No. of Units	—	—	—	—	—	—	772	791	431	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	26.111	24.169	12.500	—
Value at End of Year	—	—	—	—	—	—	12.036	26.111	24.169	—
NY Venture No. of Units	—	—	—	—	—	—	629	5,537	720	—
International Small Company Trust - Series I Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.949	14.407	12.259	14.840	12.265	12.500	—	—	—	—
Value at End of Year	16.479	17.949	14.407	12.259	14.840	12.265	—	—	—	—
Ven 22, 20 No. of Units	885,810	1,030,917	1,195,240	1,376,046	928,085	2,103,650	—	—	—	—
Ven 24 No. of Units	27,193	37,235	35,806	42,035	57,635	73,651	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.801	14.317	12.207	14.807	12.261	12.500	—	—	—	—
Value at End of Year	16.311	17.801	14.317	12.207	14.807	12.261	—	—	—	—
No. of Units	3,662	2,392	673	735	1,962	2,613	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.691	14.250	12.168	14.781	12.259	12.500	—	—	—	—
Value at End of Year	16.186	17.691	14.250	12.168	14.781	12.259	—	—	—	—
No. of Units	9,484	10,217	11,913	12,479	17,077	47,105	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.949	14.407	12.259	14.840	12.265	12.500	—	—	—	—
Value at End of Year	16.479	17.949	14.407	12.259	14.840	12.265	—	—	—	—
Ven 7, 8 No. of Units	200,378	221,495	246,881	290,625	389,816	457,219	—	—	—	—
Ven 9 No. of Units	64,023	78,041	79,919	97,396	122,090	142,537	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.949	14.407	12.259	14.840	12.265	12.500	—	—	—	—
Value at End of Year	16.479	17.949	14.407	12.259	14.840	12.265	—	—	—	—
No. of Units	33,655	33,485	38,950	47,240	48,410	64,178	—	—	—	—
International Small Company Trust - Series II Shares (units first credited 11-16-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.982	14.434	12.271	14.852	12.269	12.500	—	—	—	—
Value at End of Year	16.515	17.982	14.434	12.271	14.852	12.269	—	—	—	—
Venture 2006 No. of Units	25,535	86,794	106,985	115,912	131,970	136,230	—	—	—	—
Venture 2006 No. of Units	5,751	9,016	9,914	12,495	18,485	19,060	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.175	12.964	—	—	—	—	—	—	—	—
Value at End of Year	14.878	16.175	—	—	—	—	—	—	—	—
Venture No. of Units	57,683	22,180	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,478	31	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.797	14.322	12.206	14.810	12.265	12.500	—	—	—	—
Value at End of Year	16.305	17.797	14.322	12.206	14.810	12.265	—	—	—	—
Ven 22, 20 No. of Units	313,183	395,439	404,188	483,442	554,003	544,649	—	—	—	—
Ven 24 No. of Units	88,236	94,165	105,596	114,368	131,209	151,836	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.651	14.232	12.154	14.777	12.261	12.500	—	—	—	—
Value at End of Year	16.138	17.651	14.232	12.154	14.777	12.261	—	—	—	—
No. of Units	14,605	16,753	14,348	19,452	25,261	27,769	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.724	14.277	12.180	14.793	12.263	12.500	—	—	—	—
Value at End of Year	16.221	17.724	14.277	12.180	14.793	12.263	—	—	—	—
No. of Units	767	8,298	9,827	12,255	15,045	16,113	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.834	14.344	—	—	—	—	—	—	—	—
Value at End of Year	16.347	17.834	—	—	—	—	—	—	—	—
No. of Units	8,006	918	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.542	14.165	12.115	14.752	12.259	12.500	—	—	—	—
Value at End of Year	16.014	17.542	14.165	12.115	14.752	12.259	—	—	—	—
No. of Units	18,978	22,447	55,843	68,021	82,101	89,878	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.834	14.344	12.219	14.818	12.266	12.500	—	—	—	—
Value at End of Year	16.347	17.834	14.344	12.219	14.818	12.266	—	—	—	—
Venture 2006 No. of Units	19,669	42,372	55,663	71,499	71,157	76,250	—	—	—	—
Venture 2006 No. of Units	565	795	1,170	1,196	1,125	1,005	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.140	12.962	—	—	—	—	—	—	—	—
Value at End of Year	14.816	16.140	—	—	—	—	—	—	—	—
Venture No. of Units	25,638	7,283	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,366	403	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.578	14.188	12.128	14.760	12.260	12.500	—	—	—	—
Value at End of Year	—	17.578	14.188	12.128	14.760	12.260	—	—	—	—
Venture 2006 No. of Units	—	1,943	2,909	3,363	1,998	2,571	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.687	14.255	—	—	—	—	—	—	—	—
Value at End of Year	16.180	17.687	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,237	889	—	—	—	—	—	—	—	—
International Value Trust - Series I Shares (units first credited 05-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.286	15.585	13.239	15.406	14.468	10.806	21.974	17.700	15.922	14.606
Value at End of Year	19.227	22.286	15.585	13.239	15.406	14.468	10.806	21.974	17.700	15.922
Ven 22, 20 No. of Units	1,914,785	2,139,953	2,473,384	2,915,359	3,469,348	3,946,113	4,906,325	6,793,308	9,460,500	11,443,905
Ven 24 No. of Units	52,949	61,608	69,461	82,705	103,306	108,349	128,835	173,479	253,166	277,116
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.988	18.517	15.762	18.378	17.293	12.943	22.940	21.284	16.689	15.340
Value at End of Year	19.793	22.988	18.517	15.762	18.378	17.293	12.943	22.940	21.284	16.689
No. of Units	13,443	13,418	14,941	16,844	24,696	27,104	33,165	43,824	51,475	52,740
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.305	17.186	14.652	17.109	16.123	12.085	21.452	19.934	15.653	14.410
Value at End of Year	18.316	21.305	17.186	14.652	17.109	16.123	12.085	21.452	19.934	15.653
No. of Units	57,022	62,184	73,552	79,074	98,522	146,613	199,797	233,542	248,095	249,794
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.286	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922	14.606
Value at End of Year	19.227	22.286	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922
Ven 7, 8 No. of Units	410,604	468,968	534,355	628,728	721,606	799,842	1,016,555	1,312,662	1,649,747	1,942,571
Ven 9 No. of Units	131,975	147,898	159,409	180,182	217,338	240,359	291,799	365,047	433,872	502,090
Ven 3 Contracts with no Optional Riders
Value at Start of Year	22.286	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922	14.606
Value at End of Year	19.227	22.286	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922
No. of Units	37,574	37,515	43,734	50,329	59,298	69,152	110,968	101,488	128,372	128,242
International Value Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.541	12.487	10.609	12.333	11.577	8.637	15.278	14.133	12.500	—
Value at End of Year	13.419	15.541	12.487	10.609	12.333	11.577	8.637	15.278	14.133	—
Venture No. of Units	78,598	197,384	241,832	286,300	310,213	303,970	275,988	233,718	90,118	—
NY Venture No. of Units	173	10,157	14,746	21,755	19,347	18,932	24,190	28,395	11,494	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.168	12.971	—	—	—	—	—	—	—	—
Value at End of Year	13.982	16.168	—	—	—	—	—	—	—	—
Venture No. of Units	119,273	39,498	—	—	—	—	—	—	—	—
NY Venture No. of Units	9,691	4,421	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.026	20.159	17.170	20.011	18.831	14.084	24.976	23.162	18.169	16.703
Value at End of Year	21.556	25.026	20.159	17.170	20.011	18.831	14.084	24.976	23.162	18.169
Ven 22, 20 No. of Units	690,357	837,176	985,770	1,165,501	1,324,945	1,496,105	1,725,062	1,943,475	2,167,099	2,256,168
Ven 24 No. of Units	111,929	140,218	183,990	219,005	257,472	305,445	349,560	400,334	409,176	405,505

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.450	19.734	16.842	19.668	18.545	13.898	24.696	22.949	18.038	16.615
Value at End of Year	21.018	24.450	19.734	16.842	19.668	18.545	13.898	24.696	22.949	18.038
No. of Units	39,035	50,040	55,244	59,426	62,784	70,376	83,953	86,866	85,508	95,980
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.129	12.199	10.400	12.133	11.429	8.557	15.189	14.100	12.500	—
Value at End of Year	—	15.129	12.199	10.400	12.133	11.429	8.557	15.189	14.100	—
No. of Units	—	6,420	14,692	13,958	16,754	21,898	17,965	16,482	10,629	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.304	12.321	—	—	—	—	—	—	—	—
Value at End of Year	13.188	15.304	—	—	—	—	—	—	—	—
No. of Units	8,447	6,869	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.027	19.422	16.600	19.415	18.333	13.760	24.488	22.790	17.940	16.549
Value at End of Year	20.623	24.027	19.422	16.600	19.415	18.333	13.760	24.488	22.790	17.940
No. of Units	65,456	76,395	96,652	111,312	135,565	148,742	175,757	218,756	238,496	224,574
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.304	12.321	10.489	12.219	11.492	8.591	15.227	14.115	12.500	—
Value at End of Year	13.188	15.304	12.321	10.489	12.219	11.492	8.591	15.227	14.115	—
Venture No. of Units	91,550	158,266	175,518	202,529	209,090	211,435	196,864	139,267	50,840	—
NY Venture No. of Units	5,129	8,731	11,431	11,392	10,997	10,974	8,857	6,644	2,094	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.133	12.970	—	—	—	—	—	—	—	—
Value at End of Year	13.924	16.133	—	—	—	—	—	—	—	—
Venture No. of Units	65,495	22,446	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,127	396	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	24.167	19.525	16.680	19.499	18.404	13.806	24.557	22.843	12.500	—
Value at End of Year	—	24.167	19.525	16.680	19.499	18.404	13.806	24.557	22.843	—
NY Venture No. of Units	—	1,291	1,438	1,474	1,414	5,332	5,651	6,226	126	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	24.593	19.840	—	—	—	—	—	—	—	—
Value at End of Year	21.151	24.593	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,505	110	—	—	—	—	—	—	—	—
Investment Quality Bond Trust - Series I Shares (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776
Value at End of Year	36.018	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994
Ven 22, 20 No. of Units	563,875	611,993	727,648	862,501	973,795	1,121,075	1,337,847	1,786,176	2,114,929	2,785,575
Ven 24 No. of Units	17,027	19,270	24,403	28,645	35,088	40,836	44,237	57,008	79,663	89,022
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.369	21.103	19.933	18.741	17.722	16.014	16.550	15.836	15.536	15.437
Value at End of Year	21.143	20.369	21.103	19.933	18.741	17.722	16.014	16.550	15.836	15.536
No. of Units	9,138	9,376	10,074	14,147	16,196	14,894	11,522	16,691	15,774	26,357
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.029	21.819	20.641	19.435	18.406	16.658	17.241	16.521	16.233	16.154
Value at End of Year	21.796	21.029	21.819	20.641	19.435	18.406	16.658	17.241	16.521	16.233
No. of Units	47,520	53,648	62,070	78,035	110,753	141,189	188,013	240,726	285,181	321,428
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776
Value at End of Year	36.018	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994
Ven 7, 8 No. of Units	207,341	229,884	278,886	331,296	381,690	453,161	541,835	638,311	796,154	957,925
Ven 9 No. of Units	54,191	64,351	69,856	78,698	91,340	97,130	105,670	133,556	153,274	212,135
Ven 3 Contracts with no Optional Riders
Value at Start of Year	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776
Value at End of Year	36.018	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994
No. of Units	40,719	43,601	52,077	55,363	59,794	73,775	90,857	105,657	114,695	131,695
Ven 1 Contracts with no Optional Riders
Value at Start of Year	40.724	42.060	39.606	37.123	34.997	31.527	32.482	30.983	30.304	30.017
Value at End of Year	42.402	40.724	42.060	39.606	37.123	34.997	31.527	32.482	30.983	30.304
No. of Units	399	400	400	401	402	403	404	461	572	573

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Investment Quality Bond Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.047	17.602	16.598	15.566	14.675	13.231	13.633	13.020	12.500	—
Value at End of Year	17.739	17.047	17.602	16.598	15.566	14.675	13.231	13.633	13.020	—
Venture No. of Units	113,202	383,153	729,431	734,144	801,025	813,273	721,090	1,085,665	617,566	—
NY Venture No. of Units	5,863	36,134	56,907	63,065	71,289	69,574	61,744	84,008	38,310	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.077	12.451	—	—	—	—	—	—	—	—
Value at End of Year	12.586	12.077	—	—	—	—	—	—	—	—
Venture No. of Units	629,664	430,851	—	—	—	—	—	—	—	—
NY Venture No. of Units	73,966	36,082	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.225	19.901	18.813	17.688	16.717	15.110	15.607	14.944	14.661	14.572
Value at End of Year	19.956	19.225	19.901	18.813	17.688	16.717	15.110	15.607	14.944	14.661
Ven 22, 20 No. of Units	526,698	580,897	719,069	826,227	989,848	1,078,088	1,007,095	1,368,134	1,534,794	1,084,887
Ven 24 No. of Units	192,283	225,750	265,383	274,900	318,617	328,347	317,066	427,661	434,318	265,303
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.783	19.482	18.454	17.385	16.464	14.910	15.432	14.806	14.555	14.495
Value at End of Year	19.458	18.783	19.482	18.454	17.385	16.464	14.910	15.432	14.806	14.555
No. of Units	17,805	21,502	29,010	30,389	32,491	48,137	46,635	59,114	65,616	70,620
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.595	17.196	16.272	15.314	14.488	13.108	13.553	12.990	12.500	—
Value at End of Year	—	16.595	17.196	16.272	15.314	14.488	13.108	13.553	12.990	—
No. of Units	—	32,317	44,845	43,361	46,691	47,465	49,266	60,509	22,535	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.787	17.369	—	—	—	—	—	—	—	—
Value at End of Year	17.434	16.787	—	—	—	—	—	—	—	—
No. of Units	41,376	16,983	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.458	19.174	18.189	17.161	16.276	14.762	15.302	14.703	14.476	14.438
Value at End of Year	19.092	18.458	19.174	18.189	17.161	16.276	14.762	15.302	14.703	14.476
No. of Units	119,370	137,038	156,416	176,664	200,685	219,090	231,373	295,179	325,099	310,169
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.787	17.369	16.411	15.422	14.568	13.161	13.587	13.003	12.500	—
Value at End of Year	17.434	16.787	17.369	16.411	15.422	14.568	13.161	13.587	13.003	—
Venture No. of Units	22,148	117,455	210,684	182,861	188,181	100,986	144,165	212,072	123,066	—
NY Venture No. of Units	418	10,129	31,105	33,210	40,704	40,059	42,408	78,352	43,220	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.051	12.449	—	—	—	—	—	—	—	—
Value at End of Year	12.534	12.051	—	—	—	—	—	—	—	—
Venture No. of Units	180,066	80,095	—	—	—	—	—	—	—	—
NY Venture No. of Units	41,395	35,377	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.566	19.276	18.277	17.235	16.338	14.811	15.345	14.737	12.500	—
Value at End of Year	—	18.566	19.276	18.277	17.235	16.338	14.811	15.345	14.737	—
NY Venture No. of Units	—	4,580	10,903	11,021	13,319	12,283	11,006	12,648	8,702	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.893	19.586	—	—	—	—	—	—	—	—
Value at End of Year	19.581	18.893	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,637	7,678	—	—	—	—	—	—	—	—
Large Cap Growth Trust (merged into Capital Appreciation Trust eff 04-28-2006) - Series I Shares (units first credited 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.205
Value at End of Year	—	—	—	—	—	—	—	—	—	18.985
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	5,602,668
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	212,418
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.714
Value at End of Year	—	—	—	—	—	—	—	—	—	9.583
No. of Units	—	—	—	—	—	—	—	—	—	79,770

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	8.595
Value at End of Year	—	—	—	—	—	—	—	—	—	8.467
No. of Units	—	—	—	—	—	—	—	—	—	593,756
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.205
Value at End of Year	—	—	—	—	—	—	—	—	—	18.985
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	1,642,127
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	311,513
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.205
Value at End of Year	—	—	—	—	—	—	—	—	—	18.985
No. of Units	—	—	—	—	—	—	—	—	—	571,352
Large Cap Growth Trust (merged into Capital Appreciation Trust eff 04-28-2006) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.055
Value at End of Year	—	—	—	—	—	—	—	—	—	12.871
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	1,184,972
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	322,512
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.986
Value at End of Year	—	—	—	—	—	—	—	—	—	12.778
No. of Units	—	—	—	—	—	—	—	—	—	103,359
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.935
Value at End of Year	—	—	—	—	—	—	—	—	—	12.708
No. of Units	—	—	—	—	—	—	—	—	—	214,438
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.055
Value at End of Year	—	—	—	—	—	—	—	—	—	12.871
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	543
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series I Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	12.937	26.085	23.256	18.024	30.224	24.552	21.508	—
Value at End of Year	—	—	—	12.937	26.085	23.256	18.024	30.224	24.552	—
Ven 22, 20 No. of Units	—	—	—	3,568,833	11	3	3	3	—	—
Ven 24 No. of Units	—	—	—	61,533	—	—	—	—	216	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	12.766	13.244	—	—	—	—	—	—
Value at End of Year	—	—	—	12.766	—	—	—	—	—	—
No. of Units	—	—	—	16,995	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	12.639	13.132	—	—	—	—	—	—
Value at End of Year	—	—	—	12.639	—	—	—	—	—	—
No. of Units	—	—	—	67,105	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	12.937	26.085	23.256	18.024	30.224	12.500	—	—
Value at End of Year	—	—	—	12.937	26.085	23.256	18.024	30.224	—	—
Ven 7, 8 No. of Units	—		—	2,814,693	—	527	527	527	—	—
Ven 9 No. of Units	—	—	—	600,173	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	12.937	26.085	23.256	18.024	30.224	12.500	—	—
Value at End of Year	—	—	—	12.937	26.085	23.256	18.024	30.224	—	—
No. of Units	—	—	—	270,852	—	—	—	—	—	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	42.060	43.502	—	—	—	—	—	—
Value at End of Year	—	—	—	42.060	—	—	—	—	—	—
No. of Units	—	—	—	4,261	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794	12.500
Value at End of Year	—	—	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794
Ven 22, 20 No. of Units	—	—	—	170,487	4,342,558	4,954,936	5,856,563	7,360,700	28,452	17,162
Ven 24 No. of Units	—	—	—	59,425	129,936	142,335	159,412	195,851	6,055	3,557
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	12.643	13.145	11.763	9.156	15.424	15.477	13.776	12.500
Value at End of Year	—	—	—	12.643	13.145	11.763	9.156	15.424	15.477	13.776
No. of Units	—	—	—	3,774	30,762	37,050	55,645	78,245	1,606	288
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	12.517	13.033	11.681	9.106	15.362	15.439	13.762	12.500
Value at End of Year	—	—	—	12.517	13.033	11.681	9.106	15.362	15.439	13.762
No. of Units	—	—	—	14,218	92,047	105,560	130,675	158,670	620	1,122
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794	12.500
Value at End of Year	—	—	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794
Ven 9 No. of Units	—	—	—	375	700,960	760,538	891,743	1,081,784	2,806	2,476
No. of Units	—	—	—	2,813	3,314,385	3,800,120	4,395,256	5,299,906	10,748	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	11.942	9.256	15.521	15.529	12.500	—
Value at End of Year	—	—	—	—	13.395	11.942	9.256	15.521	15.529	—
No. of Units	—	—	—	—	300,894	358,980	423,122	485,477	139	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	38.742	29.994	50.240	12.500	—	—
Value at End of Year	—	—	—	—	43.502	38.742	29.994	50.240	—	—
No. of Units	—	—	—	—	4,264	4,267	4,274	4,457	—	—
Large Cap Value Trust (merged into Equity-Income Trust eff 05-02-2011) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	17.315	8.039	25.221	24.552	21.508	18.923
Value at End of Year	—	—	—	—	18.732	17.315	8.039	25.221	24.552	21.508
Ven 22, 20 No. of Units	—	—	—	—	—	824,602	989,625	1,377,476	1,870,331	1,512,222
Ven 24 No. of Units	—	—	—	—	136,477	153,357	167,388	163,999	191,673	77,550
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	17.086	15.732	24.987	24.373	21.395	18.860
Value at End of Year	—	—	—	—	18.447	17.086	15.732	24.987	24.373	21.395
No. of Units	—	—	—	—	75,450	89,823	89,612	90,650	92,517	60,017
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	16.916	15.599	24.813	24.240	21.309	18.813
Value at End of Year	—	—	—	—	18.236	16.916	15.599	24.813	24.240	21.309
No. of Units	—	—	—	—	91,085	107,698	119,497	135,983	160,087	70,417
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	17.425	15.972	25.273	24.556	21.508	18.923
Value at End of Year	—	—	—	—	18.887	17.425	15.972	25.273	24.556	21.508
Ven 9 No. of Units	—	—	—	—	11,090	11,935	17,563	23,086	28,204	25,315
No. of Units	—	—	—	—	80,786	64,176	91,415	110,571	156,386	148,352
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	17.425	15.972	25.273	24.556	21.508	18.923
Value at End of Year	—	—	—	—	18.887	17.425	15.972	25.273	24.556	21.508
No. of Units	—	—	—	—	8,632	8,701	11,107	15,126	21,795	13,006
Lifestyle Aggressive MVP (formerly Lifestyle Aggressive Trust) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146
Value at End of Year	23.431	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525
Ven 22, 20 No. of Units	2,316,159	2,505,317	2,353,081	3,193,612	3,592,435	3,664,387	3,859,365	5,083,833	6,539,711	6,208,180
Ven 24 No. of Units	5,960	17,263	18,340	21,176	24,877	29,200	34,660	46,002	51,225	58,580
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.635	14.943	13.022	14.152	12.349	9.252	16.208	15.173	13.353	12.263
Value at End of Year	18.595	18.635	14.943	13.022	14.152	12.349	9.252	16.208	15.173	13.353
No. of Units	4,319	7,056	7,977	11,758	11,766	15,760	15,886	58,640	67,084	61,773

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.784	14.282	12.465	13.567	11.856	8.896	15.608	14.634	12.897	11.862
Value at End of Year	17.719	17.784	14.282	12.465	13.567	11.856	8.896	15.608	14.634	12.897
No. of Units	5,221	46,097	55,180	70,826	74,535	101,992	115,399	131,410	148,293	197,980
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146
Value at End of Year	23.431	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525
Ven 7, 8 No. of Units	77,811	83,108	91,610	128,345	158,027	213,331	252,605	314,795	331,050	442,106
Ven 9 No. of Units	18,927	47,929	50,716	51,807	55,172	78,703	84,659	84,643	101,498	104,003
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146
Value at End of Year	23.431	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525
No. of Units	23,006	30,878	33,427	33,685	39,146	41,327	72,132	71,909	70,558	69,074
Lifestyle Aggressive MVP (formerly Lifestyle Aggressive Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.333	13.067	11.354	12.312	10.725	8.009	14.005	13.069	12.500	—
Value at End of Year	16.355	16.333	13.067	11.354	12.312	10.725	8.009	14.005	13.069	—
Venture No. of Units	241,447	595,553	821,043	924,911	975,575	1,070,837	944,218	947,159	200,511	—
NY Venture No. of Units	12,206	63,733	79,083	79,890	93,896	95,953	92,465	55,918	15,688	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.988	12.772	—	—	—	—	—	—	—	—
Value at End of Year	16.034	15.988	—	—	—	—	—	—	—	—
Venture No. of Units	390,471	134,157	—	—	—	—	—	—	—	—
NY Venture No. of Units	22,365	9,934	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.194	18.603	16.204	17.615	15.383	11.516	20.189	18.887	16.627	15.262
Value at End of Year	23.167	23.194	18.603	16.204	17.615	15.383	11.516	20.189	18.887	16.627
Ven 22, 20 No. of Units	1,514,081	1,903,782	2,340,196	2,604,540	2,943,610	3,163,922	3,345,931	3,686,542	4,110,618	4,021,218
Ven 24 No. of Units	262,453	803,123	972,670	1,076,846	1,185,123	1,385,226	1,299,115	1,349,926	1,511,892	1,639,027
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.660	18.211	15.894	17.314	15.150	11.364	19.962	18.713	16.506	15.182
Value at End of Year	22.589	22.660	18.211	15.894	17.314	15.150	11.364	19.962	18.713	16.506
No. of Units	178,214	203,361	181,301	184,803	213,118	261,146	224,833	308,732	360,601	338,905
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.900	12.766	11.130	12.112	10.588	7.934	13.923	13.039	12.500	—
Value at End of Year	—	15.900	12.766	11.130	12.112	10.588	7.934	13.923	13.039	—
No. of Units	—	3,325	18,615	18,625	23,894	27,688	28,169	33,983	5,595	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.268	17.923	15.666	17.091	14.977	11.251	19.794	18.583	16.417	15.122
Value at End of Year	22.164	22.268	17.923	15.666	17.091	14.977	11.251	19.794	18.583	16.417
No. of Units	2,729	33,812	40,389	53,198	92,647	98,751	118,375	133,518	120,648	120,610
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.084	12.894	11.226	12.197	10.646	7.966	13.958	13.052	12.500	—
Value at End of Year	16.074	16.084	12.894	11.226	12.197	10.646	7.966	13.958	13.052	—
Venture No. of Units	87,988	266,066	290,233	297,182	321,075	369,304	410,073	249,571	85,590	—
NY Venture No. of Units	—	1,401	1,401	12,099	36,705	37,793	34,749	21,684	13,287	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.954	12.770	—	—	—	—	—	—	—	—
Value at End of Year	15.967	15.954	—	—	—	—	—	—	—	—
Venture No. of Units	126,313	7,345	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.398	18.018	15.742	17.165	15.034	11.289	19.850	18.626	12.500	—
Value at End of Year	—	22.398	18.018	15.742	17.165	15.034	11.289	19.850	18.626	—
NY Venture No. of Units	—	4,349	4,432	4,432	4,433	4,433	4,350	8,165	464	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.792	18.308	—	—	—	—	—	—	—	—
Value at End of Year	22.732	22.792	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,113	81	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	12.500	—
Value at End of Year	—	—	—	—	—	—	—	—	18.887	—
No. of Units	—	—	—	—	—	—	—	—	71	—
Lifestyle Aggressive PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.792	—	—	—	—	—	—	—	—	—
Value at End of Year	13.297	12.792	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	46,495	—	—	—	—	—	—	—	—	—
Ven 24 No. of Units	23,801	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.789	—	—	—	—	—	—	—	—	—
Value at End of Year	13.248	12.789	—	—	—	—	—	—	—	—
No. of Units	50,221	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.792	—	—	—	—	—	—	—	—	—
Value at End of Year	13.297	12.792	—	—	—	—	—	—	—	—
Ven 9 No. of Units	49,350	—	—	—	—	—	—	—	—	—
Lifestyle Aggressive PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.787	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.300	12.787	—	—	—	—	—	—	—	—
Venture No. of Units	1,199	1,199	—	—	—	—	—	—	—	—
NY Venture No. of Units	15,747	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.321	12.500	—	—	—	—	—	—	—	—
Venture No. of Units	471	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	34,632	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.785	—	—	—	—	—	—	—	—	—
Value at End of Year	13.264	12.785	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	14,094	—	—	—	—	—	—	—	—	—
Ven 24 No. of Units	699,609	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.784	—	—	—	—	—	—	—	—	—
Value at End of Year	13.250	12.784	—	—	—	—	—	—	—	—
No. of Units	990	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.786	—	—	—	—	—	—	—	—	—
Value at End of Year	13.271	12.786	—	—	—	—	—	—	—	—
No. of Units	2,514	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.782	—	—	—	—	—	—	—	—	—
Value at End of Year	13.215	12.782	—	—	—	—	—	—	—	—
No. of Units	40,068	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.786	—	—	—	—	—	—	—	—	—
Value at End of Year	13.271	12.786	—	—	—	—	—	—	—	—
Venture No. of Units	3,068	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	351	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.293	12.500	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,433	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.784	—	—	—	—	—	—	—	—	—
Value at End of Year	13.243	12.784	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,848	—	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Lifestyle Balanced MVP (formerly Lifestyle Balanced Trust) - Series I Shares (units first credited 01-07-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.643	14.928	13.499	13.570	12.284	9.504	13.994	13.294	12.500	—
Value at End of Year	—	16.643	14.928	13.499	13.570	12.284	9.504	13.994	13.294	—
Venture No. of Units	—	2,391	2,393	2,395	2,397	2,400	2,403	2,405	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750
Value at End of Year	27.790	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763
Ven 22, 20 No. of Units	5,261,494	6,077,744	6,827,071	7,999,801	9,146,042	8,996,562	12,211,851	16,511,907	18,920,230	18,895,706
Ven 24 No. of Units	64,608	184,956	207,774	230,315	257,914	324,675	324,324	399,663	530,468	554,914
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.683	17.733	16.109	16.267	14.792	11.495	17.003	16.229	14.627	13.905
Value at End of Year	20.201	19.683	17.733	16.109	16.267	14.792	11.495	17.003	16.229	14.627
No. of Units	101,539	158,336	200,213	225,950	260,321	332,402	421,325	413,398	417,541	415,147
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.407	17.511	15.932	16.112	14.673	11.420	16.917	16.171	14.597	13.897
Value at End of Year	19.889	19.407	17.511	15.932	16.112	14.673	11.420	16.917	16.171	14.597
No. of Units	196,305	548,429	627,545	520,768	602,540	835,171	989,771	1,398,072	1,576,696	1,725,545
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750
Value at End of Year	27.790	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763
Ven 7, 8 No. of Units	688,154	796,241	940,760	1,099,514	1,200,744	1,388,477	1,573,366	1,912,280	2,003,185	1,776,372
Ven 9 No. of Units	110,524	248,812	279,119	327,148	374,677	440,846	466,314	559,535	760,335	909,245
Ven 3 Contracts with no Optional Riders
Value at Start of Year	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750
Value at End of Year	27.790	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763
No. of Units	74,087	80,993	101,014	112,391	122,115	134,955	116,867	101,522	101,377	77,229
Lifestyle Balanced MVP (formerly Lifestyle Balanced Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.388	14.730	13.340	13.437	12.192	9.452	13.949	13.279	12.500	—
Value at End of Year	16.853	16.388	14.730	13.340	13.437	12.192	9.452	13.949	13.279	—
Venture No. of Units	79,568,897	115,170,253	137,811,673	142,821,763	142,570,412	129,428,869	84,436,668	50,537,617	18,261,108	—
NY Venture No. of Units	2,769,635	9,148,394	11,098,550	11,432,803	11,376,960	10,279,016	7,407,202	4,545,842	1,465,042	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.050	12.610	—	—	—	—	—	—	—	—
Value at End of Year	14.471	14.050	—	—	—	—	—	—	—	—
Venture No. of Units	37,426,361	15,624,596	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,320,038	1,461,616	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.998	19.822	17.997	18.174	16.531	12.848	19.007	18.140	16.351	15.524
Value at End of Year	22.566	21.998	19.822	17.997	18.174	16.531	12.848	19.007	18.140	16.351
Ven 22, 20 No. of Units	23,433,916	29,272,860	35,247,752	41,573,893	46,822,948	50,075,984	51,151,683	57,803,647	59,035,877	47,067,798
Ven 24 No. of Units	1,576,645	5,017,624	6,047,571	6,622,747	7,186,213	7,613,948	8,112,804	8,827,687	9,095,173	6,789,022
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.492	19.405	17.653	17.862	16.280	12.679	18.794	17.973	16.232	15.442
Value at End of Year	22.003	21.492	19.405	17.653	17.862	16.280	12.679	18.794	17.973	16.232
No. of Units	1,008,087	1,178,904	1,448,906	1,605,274	1,772,005	1,850,738	1,942,253	2,213,147	2,208,260	1,906,077
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.953	14.390	13.078	13.219	12.037	9.364	13.867	13.248	12.500	—
Value at End of Year	16.349	15.953	14.390	13.078	13.219	12.037	9.364	13.867	13.248	—
No. of Units	1,186	1,045,894	1,777,898	1,932,584	2,173,012	2,260,135	2,322,960	2,334,558	933,271	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.138	14.535	—	—	—	—	—	—	—	—
Value at End of Year	16.563	16.138	—	—	—	—	—	—	—	—
No. of Units	617,645	629,301	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.120	19.097	17.400	17.632	16.095	12.553	18.636	17.849	16.144	15.381
Value at End of Year	21.589	21.120	19.097	17.400	17.632	16.095	12.553	18.636	17.849	16.144
No. of Units	1,007,426	2,929,928	3,707,412	4,249,217	4,827,020	5,375,119	5,772,309	6,640,567	7,069,603	5,596,897

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.138	14.535	13.189	13.312	12.103	9.402	13.902	13.261	12.500	—
Value at End of Year	16.563	16.138	14.535	13.189	13.312	12.103	9.402	13.902	13.261	—
Venture No. of Units	26,031,688	39,493,034	47,375,476	49,606,606	50,789,284	45,959,486	29,484,687	18,123,171	6,682,623	—
NY Venture No. of Units	1,854,763	5,767,039	6,642,296	6,965,765	7,305,956	6,604,644	4,091,410	2,388,264	805,122	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.994	15.282	—	—	—	—	—	—	—	—
Value at End of Year	17.468	16.994	—	—	—	—	—	—	—	—
Venture No. of Units	10,700,445	4,804,363	—	—	—	—	—	—	—	—
NY Venture No. of Units	670,689	535,346	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.243	19.199	17.484	17.709	16.156	12.595	18.688	17.890	12.500	—
Value at End of Year	—	21.243	19.199	17.484	17.709	16.156	12.595	18.688	17.890	—
NY Venture No. of Units	—	499,907	781,610	824,669	873,126	969,705	995,789	985,448	279,112	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.617	19.508	—	—	—	—	—	—	—	—
Value at End of Year	22.142	21.617	—	—	—	—	—	—	—	—
NY Venture No. of Units	249,209	243,135	—	—	—	—	—	—	—	—
Lifestyle Balanced PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.637	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.204	12.637	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	189,605	5,343	—	—	—	—	—	—	—	—
Ven 24 No. of Units	234,493	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.634	—	—	—	—	—	—	—	—	—
Value at End of Year	13.155	12.634	—	—	—	—	—	—	—	—
No. of Units	440,442	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.637	—	—	—	—	—	—	—	—	—
Value at End of Year	13.204	12.637	—	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	5,154	—	—	—	—	—	—	—	—	—
Ven 9 No. of Units	238,006	—	—	—	—	—	—	—	—	—
Lifestyle Balanced PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.851	14.685	—	—	—	—	—	—	—	—
Value at End of Year	15.524	14.851	—	—	—	—	—	—	—	—
Venture No. of Units	3,367,838	366,967	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,298,615	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.643	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.236	12.643	—	—	—	—	—	—	—	—
Venture No. of Units	1,451,428	146,671	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,278,160	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.639	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.179	12.639	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	1,057,298	87,756	—	—	—	—	—	—	—	—
Ven 24 No. of Units	4,464,510	232	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.640	—	—	—	—	—	—	—	—	—
Value at End of Year	13.186	12.640	—	—	—	—	—	—	—	—
No. of Units	932,622	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.636	—	—	—	—	—	—	—	—	—
Value at End of Year	13.130	12.636	—	—	—	—	—	—	—	—
No. of Units	2,078,944	—	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.640	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.186	12.640	—	—	—	—	—	—	—	—
Venture No. of Units	1,257,077	280,053	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,938,695	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.641	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.207	12.641	—	—	—	—	—	—	—	—
Venture No. of Units	404,367	34,576	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,204,351	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.647	—	—	—	—	—	—	—	—	—
Value at End of Year	15.227	14.647	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,556	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.638	—	—	—	—	—	—	—	—	—
Value at End of Year	13.158	12.638	—	—	—	—	—	—	—	—
NY Venture No. of Units	730,104	—	—	—	—	—	—	—	—	—
Lifestyle Conservative MVP (formerly Lifestyle Conservative Trust) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718
Value at End of Year	27.881	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005
Ven 22, 20 No. of Units	1,109,746	1,395,324	2,247,245	2,282,780	2,817,352	3,116,430	2,935,761	2,582,973	2,667,475	2,881,025
Ven 24 No. of Units	30,516	61,027	69,747	74,281	84,518	88,036	129,290	77,210	89,914	93,701
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.856	19.423	18.189	17.732	16.512	13.785	16.591	15.999	14.992	14.806
Value at End of Year	20.521	19.856	19.423	18.189	17.732	16.512	13.785	16.591	15.999	14.992
No. of Units	33,938	35,067	45,052	52,916	73,501	65,402	63,949	65,719	80,337	81,992
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.258	19.847	18.614	18.173	16.948	14.170	17.080	16.496	15.481	15.312
Value at End of Year	20.905	20.258	19.847	18.614	18.173	16.948	14.170	17.080	16.496	15.481
No. of Units	32,882	163,614	209,347	265,062	332,837	393,551	487,378	489,170	581,639	608,786
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718
Value at End of Year	27.881	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005
Ven 7, 8 No. of Units	342,897	407,568	425,490	421,398	327,282	331,334	296,174	243,958	228,391	271,508
Ven 9 No. of Units	38,045	88,092	112,010	109,206	117,036	122,936	128,619	190,690	176,780	189,845
Ven 3 Contracts with no Optional Riders
Value at Start of Year	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718
Value at End of Year	27.881	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005
No. of Units	51,236	105,985	100,548	89,164	19,841	12,369	26,004	26,668	30,007	29,998
Lifestyle Conservative MVP (formerly Lifestyle Conservative Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.659	16.252	15.185	14.764	13.718	11.427	13.708	13.185	12.500	—
Value at End of Year	17.265	16.659	16.252	15.185	14.764	13.718	11.427	13.708	13.185	—
Venture No. of Units	14,834,540	21,269,632	30,305,739	30,050,733	28,839,157	22,518,295	10,701,990	2,522,542	645,246	—
NY Venture No. of Units	819,948	2,278,965	2,594,697	2,599,415	2,334,379	1,699,009	722,380	200,537	41,530	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.833	12.501	—	—	—	—	—	—	—	—
Value at End of Year	13.321	12.833	—	—	—	—	—	—	—	—
Venture No. of Units	5,250,380	2,170,286	—	—	—	—	—	—	—	—
NY Venture No. of Units	222,895	115,348	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.736	19.302	18.081	17.622	16.415	13.708	16.486	15.897	14.909	14.706
Value at End of Year	20.403	19.736	19.302	18.081	17.622	16.415	13.708	16.486	15.897	14.909
Ven 22, 20 No. of Units	4,242,105	5,127,688	7,442,824	8,215,771	9,103,201	9,132,208	7,609,031	4,869,156	4,102,455	3,927,264
Ven 24 No. of Units	270,350	750,906	1,133,866	1,287,092	1,291,534	1,308,220	374,130	801,710	682,964	675,807
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.282	18.895	17.735	17.321	16.166	13.527	16.301	15.750	14.801	14.628
Value at End of Year	19.894	19.282	18.895	17.735	17.321	16.166	13.527	16.301	15.750	14.801
No. of Units	153,992	181,652	221,916	299,644	276,980	278,131	303,802	256,040	277,404	297,849

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.217	15.876	14.887	14.524	13.543	11.321	13.628	13.155	12.500	—
Value at End of Year	—	16.217	15.876	14.887	14.524	13.543	11.321	13.628	13.155	—
No. of Units	—	352,703	434,316	424,069	400,773	410,183	373,335	345,423	105,570	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.405	16.036	—	—	—	—	—	—	—	—
Value at End of Year	16.968	16.405	—	—	—	—	—	—	—	—
No. of Units	162,651	50,509	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.948	18.596	17.481	17.098	15.982	13.393	16.163	15.641	14.720	14.571
Value at End of Year	19.520	18.948	18.596	17.481	17.098	15.982	13.393	16.163	15.641	14.720
No. of Units	255,594	825,991	1,182,645	1,307,943	1,541,057	1,838,048	1,706,007	1,810,763	1,841,864	1,660,515
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.405	16.036	15.014	14.626	13.618	11.366	13.662	13.168	12.500	—
Value at End of Year	16.968	16.405	16.036	15.014	14.626	13.618	11.366	13.662	13.168	—
Venture No. of Units	5,800,867	8,626,682	11,593,746	11,530,792	11,080,103	9,831,620	3,758,809	1,029,390	219,305	—
NY Venture No. of Units	383,543	1,157,277	1,435,880	1,466,790	1,484,644	1,272,899	533,748	98,894	21,842	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.921	14.564	—	—	—	—	—	—	—	—
Value at End of Year	15.457	14.921	—	—	—	—	—	—	—	—
Venture No. of Units	2,064,940	742,865	—	—	—	—	—	—	—	—
NY Venture No. of Units	108,424	98,491	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.058	18.695	17.565	17.172	16.043	13.437	16.209	15.677	12.500	—
Value at End of Year	—	19.058	18.695	17.565	17.172	16.043	13.437	16.209	15.677	—
NY Venture No. of Units	—	154,941	237,499	243,057	223,982	199,536	190,101	133,568	9,946	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.394	18.996	—	—	—	—	—	—	—	—
Value at End of Year	20.020	19.394	—	—	—	—	—	—	—	—
NY Venture No. of Units	55,471	56,766	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	20.403	—	—	—	—	—	—	—	—	—
Ven 9 No. of Units	1,152	—	—	—	—	—	—	—	—	—
Lifestyle Conservative PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.532	—	—	—	—	—	—	—	—	—
Value at End of Year	13.043	12.532	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	89,439	—	—	—	—	—	—	—	—	—
Ven 24 No. of Units	44,940	—	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.530	—	—	—	—	—	—	—	—	—
Value at End of Year	13.015	12.530	—	—	—	—	—	—	—	—
No. of Units	198	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.529	—	—	—	—	—	—	—	—	—
Value at End of Year	12.994	12.529	—	—	—	—	—	—	—	—
No. of Units	142,010	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.532	—	—	—	—	—	—	—	—	—
Value at End of Year	13.043	12.532	—	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	2,593	—	—	—	—	—	—	—	—	—
Ven 9 No. of Units	79,097	—	—	—	—	—	—	—	—	—
Lifestyle Conservative PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.698	13.678	—	—	—	—	—	—	—	—
Value at End of Year	14.274	13.698	—	—	—	—	—	—	—	—
Venture No. of Units	426,612	75,354	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,224,102	—	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.066	12.500	—	—	—	—	—	—	—	—
Venture No. of Units	213,543	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	320,759	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.516	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.010	12.516	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	216,601	3,843	—	—	—	—	—	—	—	—
Ven 24 No. of Units	613,717	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.517	—	—	—	—	—	—	—	—	—
Value at End of Year	13.017	12.517	—	—	—	—	—	—	—	—
No. of Units	195,490	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.513	—	—	—	—	—	—	—	—	—
Value at End of Year	12.962	12.513	—	—	—	—	—	—	—	—
No. of Units	591,188	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.517	—	—	—	—	—	—	—	—	—
Value at End of Year	13.017	12.517	—	—	—	—	—	—	—	—
Venture No. of Units	233,480	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	747,888	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.518	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.038	12.518	—	—	—	—	—	—	—	—
Venture No. of Units	69,180	4,239	—	—	—	—	—	—	—	—
NY Venture No. of Units	131,832	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.510	—	—	—	—	—	—	—	—	—
Value at End of Year	14.001	13.510	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,749	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.515	—	—	—	—	—	—	—	—	—
Value at End of Year	12.990	12.515	—	—	—	—	—	—	—	—
NY Venture No. of Units	198,024	—	—	—	—	—	—	—	—	—
Lifestyle Growth MVP (formerly Lifestyle Growth Trust) - Series I Shares (units first credited 01-07-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.676	14.135	12.557	12.909	11.554	8.769	13.992	13.162	—	—
Value at End of Year	16.676	16.676	14.135	12.557	12.909	11.554	8.769	13.992	—	—
Venture No. of Units	—	2,497	2,518	2,540	2,562	2,585	2,617	2,636	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363
Value at End of Year	26.114	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606
Ven 22, 20 No. of Units	6,085,574	7,061,067	7,835,713	8,826,861	10,033,976	11,644,251	13,759,324	17,064,368	20,748,233	20,295,083
Ven 24 No. of Units	42,780	121,402	138,201	148,288	160,877	174,846	211,112	329,168	373,285	336,706
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.096	16.259	14.510	14.984	13.472	10.270	16.461	15.558	13.928	13.024
Value at End of Year	19.199	19.096	16.259	14.510	14.984	13.472	10.270	16.461	15.558	13.928
No. of Units	217,814	224,793	234,254	307,230	374,460	412,041	427,796	460,308	420,402	421,096
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.527	15.798	14.120	14.603	13.149	10.039	16.115	15.254	13.676	12.807
Value at End of Year	18.599	18.527	15.798	14.120	14.603	13.149	10.039	16.115	15.254	13.676
No. of Units	61,978	276,073	367,340	410,651	449,616	572,286	685,602	844,602	943,014	975,569
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363
Value at End of Year	26.114	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606
Ven 7, 8 No. of Units	609,420	686,037	751,942	910,789	1,136,888	1,201,027	1,486,274	1,604,429	1,792,531	1,687,190
Ven 9 No. of Units	77,212	209,661	257,432	284,789	319,669	355,865	416,489	463,348	552,896	611,084

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363
Value at End of Year	26.114	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606
No. of Units	15,426	25,157	33,972	45,625	131,469	141,285	133,045	153,380	156,473	40,531
Lifestyle Growth MVP (formerly Lifestyle Growth Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.417	13.945	12.420	12.794	11.470	8.727	13.940	13.148	12.500	—
Value at End of Year	16.560	16.417	13.945	12.420	12.794	11.470	8.727	13.940	13.148	—
Venture No. of Units	102,883,541	165,560,126	194,597,756	189,648,574	186,078,315	171,328,800	134,562,788	94,754,801	35,604,528	—
NY Venture No. of Units	2,438,428	9,594,420	12,169,422	11,720,836	12,147,159	11,123,374	8,557,262	6,097,539	2,090,157	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.922	12.656	—	—	—	—	—	—	—	—
Value at End of Year	15.074	14.922	—	—	—	—	—	—	—	—
Venture No. of Units	63,463,481	27,497,528	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,687,765	1,912,037	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.609	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495	15.415
Value at End of Year	22.748	22.609	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495
Ven 22, 20 No. of Units	32,129,734	40,852,250	47,924,920	54,365,054	60,384,159	64,648,488	68,719,804	74,735,556	78,177,429	57,715,424
Ven 24 No. of Units	1,625,375	5,992,432	6,968,248	7,884,143	8,498,087	9,000,879	9,327,623	10,136,290	10,321,452	7,371,520
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.088	18.847	16.862	17.448	15.712	12.009	19.269	18.257	16.375	15.334
Value at End of Year	22.180	22.088	18.847	16.862	17.448	15.712	12.009	19.269	18.257	16.375
No. of Units	867,869	1,116,584	1,328,639	1,471,850	1,699,794	1,881,655	2,010,275	2,267,885	2,414,849	1,871,385
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.982	13.623	12.176	12.586	11.323	8.646	13.859	13.117	12.500	—
Value at End of Year	16.064	15.982	13.623	12.176	12.586	11.323	8.646	13.859	13.117	—
No. of Units	4,002	1,338,403	1,991,649	2,100,864	2,217,557	2,286,737	2,360,020	2,368,224	662,732	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.167	13.760	—	—	—	—	—	—	—	—
Value at End of Year	16.275	16.167	—	—	—	—	—	—	—	—
No. of Units	684,239	576,616	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.706	18.548	16.620	17.223	15.533	11.890	19.107	18.130	16.286	15.273
Value at End of Year	21.764	21.706	18.548	16.620	17.223	15.533	11.890	19.107	18.130	16.286
No. of Units	628,559	2,528,108	3,128,673	3,642,241	4,053,834	4,413,749	4,696,535	5,089,661	5,410,470	3,920,256
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.167	13.760	12.280	12.675	11.386	8.680	13.893	13.130	12.500	—
Value at End of Year	16.275	16.167	13.760	12.280	12.675	11.386	8.680	13.893	13.130	—
Venture No. of Units	41,994,797	65,960,758	78,982,450	77,417,824	76,688,439	70,011,381	54,475,588	36,267,093	13,599,045	—
NY Venture No. of Units	2,078,305	7,310,125	8,427,732	7,832,296	7,587,479	6,978,262	5,273,223	3,145,151	1,019,326	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.464	15.692	—	—	—	—	—	—	—	—
Value at End of Year	18.616	18.464	—	—	—	—	—	—	—	—
Venture No. of Units	21,175,649	8,863,666	—	—	—	—	—	—	—	—
NY Venture No. of Units	789,654	772,330	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.833	18.647	16.700	17.298	15.593	11.930	19.161	18.172	12.500	—
Value at End of Year	21.902	21.833	18.647	16.700	17.298	15.593	11.930	19.161	18.172	—
NY Venture No. of Units	2,855	962,957	1,288,537	1,362,125	1,430,627	1,501,752	1,520,784	1,482,302	308,193	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.217	18.947	—	—	—	—	—	—	—	—
Value at End of Year	22.321	22.217	—	—	—	—	—	—	—	—
NY Venture No. of Units	228,267	218,105	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.609	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495	15.415
Value at End of Year	22.609	22.609	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495
Ven 9 No. of Units	—	529	556	579	610	640	670	710	740	771

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Lifestyle Growth PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.715	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.311	12.715	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	583,324	104,997	—	—	—	—	—	—	—	—
Ven 24 No. of Units	132,027	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.712	—	—	—	—	—	—	—	—	—
Value at End of Year	13.262	12.712	—	—	—	—	—	—	—	—
No. of Units	238,307	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.715	—	—	—	—	—	—	—	—	—
Value at End of Year	13.311	12.715	—	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	23,181	—	—	—	—	—	—	—	—	—
Ven 9 No. of Units	220,982	—	—	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.715	—	—	—	—	—	—	—	—	—
Value at End of Year	13.311	12.715	—	—	—	—	—	—	—	—
No. of Units	2,175	—	—	—	—	—	—	—	—	—
Lifestyle Growth PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.639	15.369	—	—	—	—	—	—	—	—
Value at End of Year	16.370	15.639	—	—	—	—	—	—	—	—
Venture No. of Units	13,066,187	1,157,962	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,864,950	79,987	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.720	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.335	12.720	—	—	—	—	—	—	—	—
Venture No. of Units	7,383,132	156,018	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,487,787	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.717	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.278	12.717	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	4,529,342	413,194	—	—	—	—	—	—	—	—
Ven 24 No. of Units	5,715,212	—	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.713	—	—	—	—	—	—	—	—	—
Value at End of Year	13.250	12.713	—	—	—	—	—	—	—	—
No. of Units	62,626	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.717	—	—	—	—	—	—	—	—	—
Value at End of Year	13.285	12.717	—	—	—	—	—	—	—	—
No. of Units	1,186,599	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.714	—	—	—	—	—	—	—	—	—
Value at End of Year	13.228	12.714	—	—	—	—	—	—	—	—
No. of Units	2,199,847	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.717	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.285	12.717	—	—	—	—	—	—	—	—
Venture No. of Units	6,009,740	370,493	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,207,947	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.719	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.306	12.719	—	—	—	—	—	—	—	—
Venture No. of Units	1,405,589	32,673	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,594,177	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.424	15.053	—	—	—	—	—	—	—	—
Value at End of Year	16.056	15.424	—	—	—	—	—	—	—	—
NY Venture No. of Units	8,574	11,066	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.716	—	—	—	—	—	—	—	—	—
Value at End of Year	13.257	12.716	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,381,739	—	—	—	—	—	—	—	—	—
Lifestyle Moderate MVP (formerly Lifestyle Moderate Trust) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484
Value at End of Year	28.635	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012
Ven 22, 20 No. of Units	1,746,781	2,153,701	2,389,690	2,720,700	3,356,609	3,771,176	4,346,811	5,055,067	5,458,554	5,673,749
Ven 24 No. of Units	46,618	78,766	88,047	106,245	114,502	116,837	143,007	171,180	154,061	125,204
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.077	18.509	16.997	16.877	15.512	12.386	16.612	16.033	14.754	14.394
Value at End of Year	20.734	20.077	18.509	16.997	16.877	15.512	12.386	16.612	16.033	14.754
No. of Units	67,474	66,509	63,709	62,069	81,335	82,530	87,602	90,030	101,105	110,195
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.040	18.503	17.016	16.922	15.577	12.456	16.731	16.173	14.905	14.563
Value at End of Year	20.665	20.040	18.503	17.016	16.922	15.577	12.456	16.731	16.173	14.905
No. of Units	77,550	165,750	238,954	297,849	388,286	452,219	611,253	880,468	1,020,065	1,098,689
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484
Value at End of Year	28.635	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012
Ven 7, 8 No. of Units	332,715	367,020	414,347	419,823	464,730	438,231	401,819	507,871	538,224	636,781
Ven 9 No. of Units	38,398	94,342	117,407	130,498	159,395	178,903	190,098	247,257	301,859	353,937
Ven 3 Contracts with no Optional Riders
Value at Start of Year	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484
Value at End of Year	28.635	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012
No. of Units	18,240	25,842	31,886	34,210	45,461	55,499	65,239	67,341	38,049	36,729
Lifestyle Moderate MVP (formerly Lifestyle Moderate Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.845	15.495	14.185	14.049	12.874	10.265	13.728	13.216	12.500	—
Value at End of Year	17.432	16.845	15.495	14.185	14.049	12.874	10.265	13.728	13.216	—
Venture No. of Units	27,108,994	37,471,877	42,897,753	43,852,507	42,964,244	36,440,505	19,008,076	9,207,200	2,580,766	—
NY Venture No. of Units	1,280,611	3,560,836	4,099,489	4,174,739	3,964,874	3,303,579	2,163,904	872,209	220,356	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.682	12.567	—	—	—	—	—	—	—	—
Value at End of Year	14.181	13.682	—	—	—	—	—	—	—	—
Venture No. of Units	9,620,558	3,293,680	—	—	—	—	—	—	—	—
NY Venture No. of Units	461,898	252,623	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.148	19.501	17.898	17.771	16.325	13.050	17.496	16.885	15.540	15.153
Value at End of Year	21.830	21.148	19.501	17.898	17.771	16.325	13.050	17.496	16.885	15.540
Ven 22, 20 No. of Units	5,958,319	7,567,723	9,155,000	10,492,772	11,800,697	12,221,766	12,377,126	12,861,689	13,031,345	11,713,806
Ven 24 No. of Units	491,111	1,399,745	1,684,579	1,976,281	2,127,075	2,164,707	2,287,300	2,507,459	2,485,765	2,110,909
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.661	19.091	17.557	17.466	16.077	12.877	17.300	16.729	15.428	15.073
Value at End of Year	21.285	20.661	19.091	17.557	17.466	16.077	12.877	17.300	16.729	15.428
No. of Units	188,483	220,562	316,367	340,264	442,452	464,339	531,114	647,580	698,787	678,262
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.399	15.137	13.907	13.821	12.710	10.170	13.648	13.185	12.500	—
Value at End of Year	—	16.399	15.137	13.907	13.821	12.710	10.170	13.648	13.185	—
No. of Units	—	433,856	599,450	615,895	628,257	629,214	233,987	617,199	136,410	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.589	15.289	—	—	—	—	—	—	—	—
Value at End of Year	17.132	16.589	—	—	—	—	—	—	—	—
No. of Units	264,828	152,520	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.304	18.788	17.305	17.241	15.894	12.750	17.154	16.614	15.344	15.014
Value at End of Year	20.885	20.304	18.788	17.305	17.241	15.894	12.750	17.154	16.614	15.344
No. of Units	489,473	1,286,240	1,570,566	1,869,468	2,058,573	2,331,799	2,539,526	2,895,958	2,907,797	2,416,959

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.589	15.289	14.025	13.919	12.780	10.211	13.683	13.198	12.500	—
Value at End of Year	17.132	16.589	15.289	14.025	13.919	12.780	10.211	13.683	13.198	—
Venture No. of Units	10,835,338	15,392,313	18,218,869	18,285,176	17,983,937	15,316,970	7,980,540	4,089,257	1,317,391	—
NY Venture No. of Units	792,551	2,285,371	2,661,417	2,697,813	2,754,605	2,348,433	1,368,930	534,617	165,482	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.361	15.057	—	—	—	—	—	—	—	—
Value at End of Year	16.922	16.361	—	—	—	—	—	—	—	—
Venture No. of Units	3,283,125	1,432,320	—	—	—	—	—	—	—	—
NY Venture No. of Units	159,683	175,225	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	20.422	18.888	17.388	17.316	15.955	12.792	17.202	16.652	12.500	—
Value at End of Year	—	20.422	18.888	17.388	17.316	15.955	12.792	17.202	16.652	—
NY Venture No. of Units	—	270,365	454,425	459,810	478,155	453,690	459,889	434,735	102,114	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.782	19.192	—	—	—	—	—	—	—	—
Value at End of Year	21.420	20.782	—	—	—	—	—	—	—	—
NY Venture No. of Units	197,284	137,101	—	—	—	—	—	—	—	—
Lifestyle Moderate PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.596	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.154	12.596	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	145,394	7,228	—	—	—	—	—	—	—	—
Ven 24 No. of Units	53,051	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.593	—	—	—	—	—	—	—	—	—
Value at End of Year	13.105	12.593	—	—	—	—	—	—	—	—
No. of Units	97,457	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.596	—	—	—	—	—	—	—	—	—
Value at End of Year	13.154	12.596	—	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	2,097	—	—	—	—	—	—	—	—	—
Ven 9 No. of Units	106,640	—	—	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.596	—	—	—	—	—	—	—	—	—
Value at End of Year	13.154	12.596	—	—	—	—	—	—	—	—
No. of Units	1,242	—	—	—	—	—	—	—	—	—
Lifestyle Moderate PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.581	14.454	—	—	—	—	—	—	—	—
Value at End of Year	15.223	14.581	—	—	—	—	—	—	—	—
Venture No. of Units	1,085,810	59,258	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,599,418	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.186	12.500	—	—	—	—	—	—	—	—
Venture No. of Units	174,908	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	583,050	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.607	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.130	12.607	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	258,352	23,310	—	—	—	—	—	—	—	—
Ven 24 No. of Units	1,205,582	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.608	—	—	—	—	—	—	—	—	—
Value at End of Year	13.137	12.608	—	—	—	—	—	—	—	—
No. of Units	368,631	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.604	—	—	—	—	—	—	—	—	—
Value at End of Year	13.081	12.604	—	—	—	—	—	—	—	—
No. of Units	907,452	—	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.608	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.137	12.608	—	—	—	—	—	—	—	—
Venture No. of Units	691,257	22,675	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,309,870	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.158	12.500	—	—	—	—	—	—	—	—
Venture No. of Units	159,925	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	396,831	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.381	—	—	—	—	—	—	—	—	—
Value at End of Year	14.932	14.381	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,940	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.606	—	—	—	—	—	—	—	—	—
Value at End of Year	13.109	12.606	—	—	—	—	—	—	—	—
NY Venture No. of Units	256,120	—	—	—	—	—	—	—	—	—
Mid Cap Core Trust (merged into Mid Cap Index Trust eff 12-01-2006) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.061
Value at End of Year	—	—	—	—	—	—	—	—	—	17.816
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	738,636
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	69,163
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.005
Value at End of Year	—	—	—	—	—	—	—	—	—	17.722
No. of Units	—	—	—	—	—	—	—	—	—	24,553
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.963
Value at End of Year	—	—	—	—	—	—	—	—	—	17.651
No. of Units	—	—	—	—	—	—	—	—	—	30,712
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.061
Value at End of Year	—	—	—	—	—	—	—	—	—	17.816
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	16,192
No. of Units	—	—	—	—	—	—	—	—	—	58,308
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.061
Value at End of Year	—	—	—	—	—	—	—	—	—	17.816
No. of Units	—	—	—	—	—	—	—	—	—	2,570
Mid Cap Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303
Value at End of Year	34.271	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010
Ven 22, 20 No. of Units	440,011	504,449	571,415	656,150	798,100	832,371	1,037,667	1,217,645	1,619,071	1,572,792
Ven 24 No. of Units	9,161	11,224	11,150	15,432	25,705	23,079	23,056	30,006	33,471	29,772
Ven 22, 20 Contracts with GEM
Value at Start of Year	28.725	21.942	18.979	19.729	15.913	11.823	18.894	17.859	16.540	15.002
Value at End of Year	30.911	28.725	21.942	18.979	19.729	15.913	11.823	18.894	17.859	16.540
No. of Units	5,772	6,241	5,618	9,208	11,800	13,019	13,158	12,805	16,454	14,174
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	30.258	23.147	20.052	20.876	16.863	12.547	20.083	19.011	17.633	16.018
Value at End of Year	32.511	30.258	23.147	20.052	20.876	16.863	12.547	20.083	19.011	17.633
No. of Units	8,594	9,322	11,531	22,928	28,905	36,941	51,624	56,877	53,356	54,648
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303
Value at End of Year	34.271	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010
Ven 7, 8 No. of Units	74,464	87,457	86,375	105,053	119,990	139,873	161,422	178,723	232,052	264,718
Ven 9 No. of Units	21,204	19,453	20,081	19,190	31,874	31,330	27,038	38,469	42,990	36,644

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303
Value at End of Year	34.271	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010
No. of Units	9,066	8,320	8,440	9,019	9,185	11,784	12,086	11,491	11,422	8,159
Mid Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	20.815	15.860	13.679	14.186	11.407	8.460	13.483	12.708	12.500	—
Value at End of Year	22.453	20.815	15.860	13.679	14.186	11.407	8.460	13.483	12.708	—
Venture No. of Units	56,292	90,191	108,887	128,579	137,222	140,192	93,178	73,144	19,590	—
NY Venture No. of Units	11,475	12,589	16,460	16,716	17,915	15,687	5,263	5,291	2,511	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.745	12.740	—	—	—	—	—	—	—	—
Value at End of Year	18.091	16.745	—	—	—	—	—	—	—	—
Venture No. of Units	57,223	29,865	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,980	3,053	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	28.961	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673	15.124
Value at End of Year	31.163	28.961	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673
Ven 22, 20 No. of Units	300,570	367,429	434,604	475,788	571,595	624,856	648,717	648,059	774,328	542,656
Ven 24 No. of Units	72,479	89,445	96,925	101,555	129,753	131,595	152,171	161,790	201,859	158,796
Ven 22, 20 Contracts with GEM
Value at Start of Year	28.294	21.657	18.762	19.546	15.787	11.762	18.830	17.828	16.552	15.044
Value at End of Year	30.384	28.294	21.657	18.762	19.546	15.787	11.762	18.830	17.828	16.552
No. of Units	20,565	21,408	21,261	67,948	72,837	84,398	92,858	87,782	116,268	114,072
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	20.296	15.519	13.431	13.978	11.279	8.395	13.426	12.699	12.500	—
Value at End of Year	21.817	20.296	15.519	13.431	13.978	11.279	8.395	13.426	12.699	—
No. of Units	629	4,731	6,976	8,323	5,441	6,469	5,537	8,201	2,424	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.517	15.664	—	—	—	—	—	—	—	—
Value at End of Year	22.087	20.517	—	—	—	—	—	—	—	—
No. of Units	4,537	901	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	27.804	21.313	18.493	19.294	15.607	11.646	18.672	17.705	16.462	14.985
Value at End of Year	29.814	27.804	21.313	18.493	19.294	15.607	11.646	18.672	17.705	16.462
No. of Units	37,051	47,070	50,095	56,316	69,891	92,754	104,683	114,372	113,937	83,936
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	20.517	15.664	13.537	14.067	11.333	8.423	13.451	12.703	12.500	—
Value at End of Year	22.087	20.517	15.664	13.537	14.067	11.333	8.423	13.451	12.703	—
Venture No. of Units	27,193	41,365	54,124	70,931	77,787	74,350	59,613	46,850	30,993	—
NY Venture No. of Units	2,115	22,128	26,859	27,030	18,120	20,238	8,670	8,436	7,639	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.710	12.739	—	—	—	—	—	—	—	—
Value at End of Year	18.016	16.710	—	—	—	—	—	—	—	—
Venture No. of Units	18,353	10,863	—	—	—	—	—	—	—	—
NY Venture No. of Units	27,099	6,445	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	27.967	21.427	18.582	19.378	15.667	11.684	18.724	17.746	12.500	—
Value at End of Year	—	27.967	21.427	18.582	19.378	15.667	11.684	18.724	17.746	—
NY Venture No. of Units	—	2,887	3,296	2,735	2,809	1,927	1,010	920	267	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	28.460	21.772	—	—	—	—	—	—	—	—
Value at End of Year	30.577	28.460	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,613	157	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	28.961	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673	15.124
Value at End of Year	—	28.961	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673
Ven 9 No. of Units	—	1,069	1,123	1,169	1,232	1,293	1,353	1,994	2,055	2,117

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Mid Cap Intersection Trust (merged into Mid Cap Index Trust eff 11-16-2009) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	11.531	12.500	—	—
Value at End of Year	—	—	—	—	—	—	6.592	11.531	—	—
Venture No. of Units	—	—	—	—	—	—	30,268	6,848	—	—
NY Venture No. of Units	—	—	—	—	—	—	1,991	1,670	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	11.512	12.500	—	—
Value at End of Year	—	—	—	—	—	—	6.564	11.512	—	—
Ven 22, 20 No. of Units	—	—	—	—	—	—	84,023	60,812	—	—
Ven 24 No. of Units	—	—	—	—	—	—	46	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	12.500	—	—	—
Value at End of Year	—	—	—	—	—	—	6.542	—	—	—
No. of Units	—	—	—	—	—	—	344	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	11.504	12.500	—	—
Value at End of Year	—	—	—	—	—	—	6.553	11.504	—	—
No. of Units	—	—	—	—	—	—	1,537	695	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.500	—	—	—
Value at End of Year	—	—	—	—	—	—	6.526	—	—	—
No. of Units	—	—	—	—	—	—	84	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	11.516	12.500	—	—
Value at End of Year	—	—	—	—	—	—	6.570	11.516	—	—
Venture No. of Units	—	—	—	—	—	—	31,321	6,336	—	—
NY Venture No. of Units	—	—	—	—	—	—	21,571	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	11.489	12.500	—	—
Value at End of Year	—	—	—	—	—	—	6.531	11.489	—	—
NY Venture No. of Units	—	—	—	—	—	—	669	617	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	11.512	12.500	—	—
Value at End of Year	—	—	—	—	—	—	6.564	11.512	—	—
Ven 9 No. of Units	—	—	—	—	—	—	2,791	—	—	—
No. of Units	—	—	—	—	—	—	10,596	243	—	—
Mid Cap Stock Trust - Series I Shares (units first credited 05-01-1999)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	14.934	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	14.934	—	—	—	—	—	—	—
Venture No. of Units	—	—	34	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.529	18.922	15.702	17.537	14.448	3.278	20.118	16.511	14.746	13.051
Value at End of Year	27.192	25.529	18.922	15.702	17.537	14.448	3.278	20.118	16.511	14.746
Ven 22, 20 No. of Units	2,444,435	2,886,746	3,314,920	3,873,238	4,560,555	5,308,137	6,389,202	7,360,169	9,811,367	10,843,192
Ven 24 No. of Units	102,143	128,564	144,287	168,243	207,080	240,250	274,118	320,664	433,843	490,287
Ven 22, 20 Contracts with GEM
Value at Start of Year	25.575	18.994	15.794	17.674	14.591	11.287	20.397	16.774	15.011	13.312
Value at End of Year	27.187	25.575	18.994	15.794	17.674	14.591	11.287	20.397	16.774	15.011
No. of Units	40,378	45,720	48,357	54,701	62,067	70,665	87,222	69,434	92,136	103,163
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	25.189	18.735	15.602	17.486	14.457	11.201	20.271	16.695	14.963	13.290
Value at End of Year	26.736	25.189	18.735	15.602	17.486	14.457	11.201	20.271	16.695	14.963
No. of Units	116,347	138,970	162,042	195,239	244,217	312,278	462,521	401,579	454,466	474,492
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.529	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746	13.051
Value at End of Year	27.192	25.529	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746
Ven 7, 8 No. of Units	246,265	289,700	337,019	378,468	432,641	516,884	598,299	771,304	863,608	1,005,784
Ven 9 No. of Units	63,551	65,557	75,090	88,603	105,767	112,721	139,648	162,973	225,411	271,492

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	25.529	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746	13.051
Value at End of Year	27.192	25.529	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746
No. of Units	26,671	29,987	34,407	53,714	67,847	79,752	89,058	75,351	87,800	82,248
Mid Cap Stock Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	19.881	14.733	12.215	13.637	11.233	8.671	15.628	12.816	12.500	—
Value at End of Year	21.191	19.881	14.733	12.215	13.637	11.233	8.671	15.628	12.816	—
Venture No. of Units	73,706	174,778	225,399	241,054	255,420	270,449	267,398	216,592	65,100	—
NY Venture No. of Units	7,834	13,050	22,708	23,878	27,145	26,460	27,415	21,118	8,153	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.312	12.810	—	—	—	—	—	—	—	—
Value at End of Year	18.481	17.312	—	—	—	—	—	—	—	—
Venture No. of Units	115,299	44,763	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,860	2,761	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	31.881	23.684	19.687	22.034	18.195	10.003	25.440	20.916	18.719	16.589
Value at End of Year	33.897	31.881	23.684	19.687	22.034	18.195	10.003	25.440	20.916	18.719
Ven 22, 20 No. of Units	602,923	738,875	908,443	1,107,449	1,264,329	1,402,275	1,561,351	1,534,280	1,681,320	1,697,798
Ven 24 No. of Units	176,429	218,814	264,176	322,477	367,227	423,822	466,716	460,207	480,630	502,398
Ven 22, 20 Contracts with GEM
Value at Start of Year	31.147	23.185	19.311	21.656	17.919	13.894	25.154	20.723	18.584	16.502
Value at End of Year	33.051	31.147	23.185	19.311	21.656	17.919	13.894	25.154	20.723	18.584
No. of Units	41,145	45,749	58,279	60,989	64,079	80,501	104,638	121,231	132,661	121,492
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.354	14.392	11.975	13.416	11.090	8.590	15.537	12.787	12.500	—
Value at End of Year	—	19.354	14.392	11.975	13.416	11.090	8.590	15.537	12.787	—
No. of Units	—	26,216	17,401	20,401	20,435	25,497	23,757	20,354	2,894	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.578	14.537	—	—	—	—	—	—	—	—
Value at End of Year	20.827	19.578	—	—	—	—	—	—	—	—
No. of Units	10,668	4,296	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	30.608	22.818	19.034	21.377	17.714	13.756	24.943	20.580	18.483	16.437
Value at End of Year	32.430	30.608	22.818	19.034	21.377	17.714	13.756	24.943	20.580	18.483
No. of Units	81,503	94,133	102,410	124,125	149,536	174,699	198,274	192,518	228,135	216,605
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	19.578	14.537	12.078	13.511	11.151	8.625	15.576	12.799	12.500	—
Value at End of Year	20.827	19.578	14.537	12.078	13.511	11.151	8.625	15.576	12.799	—
Venture No. of Units	82,220	140,384	184,103	195,629	209,057	192,153	177,373	116,075	42,972	—
NY Venture No. of Units	14,095	7,257	10,050	9,990	10,304	10,624	8,661	11,667	3,683	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.275	12.808	—	—	—	—	—	—	—	—
Value at End of Year	18.404	17.275	—	—	—	—	—	—	—	—
Venture No. of Units	64,419	20,005	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,767	2,492	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	30.787	22.940	19.126	21.470	17.782	13.802	25.013	20.627	12.500	—
Value at End of Year	—	30.787	22.940	19.126	21.470	17.782	13.802	25.013	20.627	—
NY Venture No. of Units	—	3,401	5,591	6,673	5,846	9,459	8,829	5,225	418	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	31.329	23.309	—	—	—	—	—	—	—	—
Value at End of Year	33.260	31.329	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,097	289	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	25.440	20.916	18.719	16.589
Value at End of Year	—	—	—	—	—	—	11.933	25.440	20.916	18.719
Ven 9 No. of Units	—	—	—	—	—	—	—	827	827	827

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	20.415	20.562	18.572	17.438
Value at End of Year	—	—	—	—	—	—	12.272	20.415	20.562	18.572
Ven 22, 20 No. of Units	—	—	—	—	—	—	2,095,320	3,049,597	4,183,119	5,320,270
Ven 24 No. of Units	—	—	—	—	—	—	56,365	75,721	105,806	130,265
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	20.144	20.330	18.399	17.310
Value at End of Year	—	—	—	—	—	—	12.085	20.144	20.330	18.399
No. of Units	—	—	—	—	—	—	31,502	53,298	65,492	78,203
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	19.944	20.158	18.271	17.215
Value at End of Year	—	—	—	—	—	—	11.946	19.944	20.158	18.271
No. of Units	—	—	—	—	—	—	185,889	236,505	299,258	357,753
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	20.415	20.562	18.572	17.438
Value at End of Year	—	—	—	—	—	—	12.272	20.415	20.562	18.572
Ven 7, 8 No. of Units	—	—	—	—	—	—	312,873	424,480	597,707	868,842
Ven 9 No. of Units	—	—	—	—	—	—	47,562	75,431	91,631	142,839
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	20.415	20.562	18.572	17.438
Value at End of Year	—	—	—	—	—	—	12.272	20.415	20.562	18.572
No. of Units	—	—	—	—	—	—	25,166	31,727	39,164	52,243
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	19.087	19.260	17.434	16.406
Value at End of Year	—	—	—	—	—	—	11.449	19.087	19.260	17.434
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,494,841	1,709,097	2,026,553	2,338,620
Ven 24 No. of Units	—	—	—	—	—	—	413,958	448,923	490,324	517,657
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	18.873	19.083	17.307	16.319
Value at End of Year	—	—	—	—	—	—	11.298	18.873	19.083	17.307
No. of Units	—	—	—	—	—	—	128,085	142,327	154,445	165,889
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	18.714	18.951	17.213	16.255
Value at End of Year	—	—	—	—	—	—	11.186	18.714	18.951	17.213
No. of Units	—	—	—	—	—	—	213,223	243,844	286,882	302,164
Mid Value Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	24.847	19.177	16.270	17.346	17.346	12.500	—	—	—	—
Value at End of Year	27.100	24.847	19.177	16.270	17.346	17.346	—	—	—	—
Ven 22, 20 No. of Units	972,113	1,135,081	1,291,087	1,542,393	—	1,593	—	—	—	—
Ven 24 No. of Units	32,079	34,124	37,367	44,677	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.420	18.885	16.055	17.158	—	—	—	—	—	—
Value at End of Year	26.581	24.420	18.885	16.055	—	—	—	—	—	—
No. of Units	5,946	11,054	16,000	20,118	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.104	18.668	15.895	17.013	—	—	—	—	—	—
Value at End of Year	26.198	24.104	18.668	15.895	—	—	—	—	—	—
No. of Units	59,126	69,797	82,098	99,549	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	24.847	19.177	16.270	17.354	—	—	—	—	—	—
Value at End of Year	27.100	24.847	19.177	16.270	—	—	—	—	—	—
Ven 7, 8 No. of Units	154,321	177,955	199,910	241,483	—	—	—	—	—	—
Ven 9 No. of Units	28,311	30,875	33,840	36,874	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	24.847	19.177	16.270	17.354	—	—	—	—	—	—
Value at End of Year	27.100	24.847	19.177	16.270	—	—	—	—	—	—
No. of Units	13,850	16,484	23,349	29,549	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Mid Value Trust - Series II Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	24.617	19.036	16.185	17.283	15.137	10.513	16.372	16.553	13.982	12.500
Value at End of Year	26.797	24.617	19.036	16.185	17.283	15.137	10.513	16.372	16.553	13.982
Ven 22, 20 No. of Units	588,749	753,251	964,357	1,186,918	3,227,034	3,711,980	299,608	357,460	391,887	126,143
Ven 24 No. of Units	164,900	185,965	236,289	268,100	407,468	462,107	23,428	25,044	12,016	2,779
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.193	18.746	15.970	17.088	14.996	10.436	16.284	16.498	13.963	12.500
Value at End of Year	26.284	24.193	18.746	15.970	17.088	14.996	10.436	16.284	16.498	13.963
No. of Units	77,931	86,645	94,008	102,369	136,732	146,840	3,061	4,728	2,205	1,027
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	23.881	18.532	15.811	16.943	14.891	10.378	16.220	16.457	13.949	12.500
Value at End of Year	25.905	23.881	18.532	15.811	16.943	14.891	10.378	16.220	16.457	13.949
No. of Units	91,018	103,108	130,544	146,092	301,827	355,145	15,727	15,297	18,426	6,282
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	15.150	10.513	16.372	16.553	13.982	12.500
Value at End of Year	—	—	—	—	17.354	15.150	10.513	16.372	16.553	13.982
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	8,384
Ven 9 No. of Units	—	—	—	—	45,559	51,290	4,899	4,944	15,559	698
No. of Units	—	—	—	—	279,083	327,628	31,517	47,441	46,217	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	15.150	10.513	16.372	16.553	13.982	12.500
Value at End of Year	—	—	—	—	17.354	15.150	10.513	16.372	16.553	13.982
No. of Units	—	—	—	—	28,484	30,554	3,657	5,156	5,902	334
Money Market Trust - Series I Shares (units first credited 05-04-1987)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.735	12.882	13.021	13.172	13.298	12.500	—	—	—
Value at End of Year	—	—	12.735	12.882	13.021	13.172	13.298	—	—	—
Venture No. of Units	—	—	445	822	825	827	829	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089
Value at End of Year	16.998	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301
Ven 22, 20 No. of Units	1,708,490	2,186,037	3,095,658	3,731,384	4,008,763	5,392,590	8,639,261	7,827,050	8,299,826	8,146,439
Ven 24 No. of Units	53,097	82,242	114,523	121,411	134,069	167,155	284,252	257,277	273,693	356,392
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.304	12.502	12.703	12.898	13.106	13.291	13.272	12.899	12.549	12.420
Value at End of Year	12.109	12.304	12.502	12.703	12.898	13.106	13.291	13.272	12.899	12.549
No. of Units	31,172	66,134	125,537	165,231	65,349	90,820	126,138	95,041	79,118	87,841
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.321	12.537	12.759	12.974	13.203	13.409	13.410	13.053	12.718	12.606
Value at End of Year	12.107	12.321	12.537	12.759	12.974	13.203	13.409	13.410	13.053	12.718
No. of Units	65,472	81,576	123,886	175,945	228,363	393,964	742,995	726,002	664,563	789,047
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089
Value at End of Year	16.998	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301
Ven 7, 8 No. of Units	405,204	535,010	776,180	894,668	1,046,920	1,437,308	1,980,647	1,723,630	1,679,318	1,736,637
Ven 9 No. of Units	105,912	136,506	222,002	256,416	253,544	314,144	432,868	420,154	579,654	736,544
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089
Value at End of Year	16.998	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301
No. of Units	72,678	79,289	122,416	140,897	108,758	122,709	150,413	161,314	132,214	158,302
Ven 1 Contracts with no Optional Riders
Value at Start of Year	19.172	19.419	19.672	19.912	20.171	20.393	20.301	19.669	19.076	18.823
Value at End of Year	18.926	19.172	19.419	19.672	19.912	20.171	20.393	20.301	19.669	19.076
No. of Units	4,011	4,011	4,011	4,011	4,011	4,011	4,012	4,028	4,030	4,031
Money Market Trust - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.508	12.652	12.798	12.936	13.086	13.227	13.175	12.772	12.500	—
Value at End of Year	12.366	12.508	12.652	12.798	12.936	13.086	13.227	13.175	12.772	—
Venture No. of Units	3,531,632	6,072,608	9,377,724	11,956,939	11,931,488	13,774,714	10,993,289	2,055,751	795,970	—
NY Venture No. of Units	163,028	271,845	368,057	378,328	399,224	618,056	521,737	134,319	41,156	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.368	12.491	—	—	—	—	—	—	—	—
Value at End of Year	12.245	12.368	—	—	—	—	—	—	—	—
Venture No. of Units	1,413,042	599,511	—	—	—	—	—	—	—	—
NY Venture No. of Units	64,213	20,110	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.231	12.403	12.577	12.745	12.925	13.097	13.078	12.710	12.365	12.238
Value at End of Year	12.061	12.231	12.403	12.577	12.745	12.925	13.097	13.078	12.710	12.365
Ven 22, 20 No. of Units	1,941,984	2,571,079	4,611,035	6,147,361	5,083,761	7,170,551	10,719,506	3,598,487	2,681,631	2,301,410
Ven 24 No. of Units	384,816	559,276	662,193	870,473	856,399	1,027,956	1,464,378	834,407	658,888	328,203
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.950	12.141	12.337	12.527	12.729	12.924	12.931	12.593	12.276	12.174
Value at End of Year	11.760	11.950	12.141	12.337	12.527	12.729	12.924	12.931	12.593	12.276
No. of Units	40,942	58,284	258,875	192,724	147,454	222,037	332,048	196,252	173,045	241,586
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.177	12.360	12.547	12.727	12.919	13.104	13.098	12.743	12.500	—
Value at End of Year	—	12.177	12.360	12.547	12.727	12.919	13.104	13.098	12.743	—
No. of Units	—	108,245	143,943	162,721	123,342	177,033	360,344	145,170	30,165	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.318	12.484	—	—	—	—	—	—	—	—
Value at End of Year	12.153	12.318	—	—	—	—	—	—	—	—
No. of Units	112,742	28,311	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.743	11.949	12.160	12.365	12.583	12.796	12.822	12.506	12.209	12.126
Value at End of Year	11.539	11.743	11.949	12.160	12.365	12.583	12.796	12.822	12.506	12.209
No. of Units	189,522	284,880	415,785	606,688	633,874	965,937	1,668,873	962,315	674,994	769,100
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.318	12.484	12.654	12.816	12.990	13.157	13.131	12.755	12.500	—
Value at End of Year	12.153	12.318	12.484	12.654	12.816	12.990	13.157	13.131	12.755	—
Venture No. of Units	884,645	1,820,167	3,201,260	4,211,115	4,156,351	5,264,535	3,294,654	968,324	163,023	—
NY Venture No. of Units	107,112	147,442	418,397	518,027	370,918	592,310	372,374	97,392	6,603	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.342	12.490	—	—	—	—	—	—	—	—
Value at End of Year	12.195	12.342	—	—	—	—	—	—	—	—
Venture No. of Units	388,478	172,238	—	—	—	—	—	—	—	—
NY Venture No. of Units	49,131	37,063	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.811	12.013	12.219	12.419	12.632	12.838	12.859	12.535	12.500	—
Value at End of Year	—	11.811	12.013	12.219	12.419	12.632	12.838	12.859	12.535	—
NY Venture No. of Units	—	114,653	141,386	157,999	107,322	88,432	120,359	44,212	10,901	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.019	12.206	—	—	—	—	—	—	—	—
Value at End of Year	11.835	12.019	—	—	—	—	—	—	—	—
NY Venture No. of Units	86,505	9,283	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	12.745	12.925	13.097	12.500	—	—	—
Value at End of Year	—	—	—	12.577	12.745	12.925	13.097	—	—	—
No. of Units	—	—	—	1,196	3,577	5,929	8,251	—	—	—
Natural Resources Trust (merged into Global Trust eff 11-07-14) - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	11.573	11.376	11.483	14.588	12.846	8.178	17.134	12.342	12.500	—
Value at End of Year	—	11.573	11.376	11.483	14.588	12.846	8.178	17.134	12.342	—
Venture No. of Units	—	214,936	423,692	425,564	450,336	431,585	335,542	261,864	60,990	—
NY Venture No. of Units	—	23,391	29,162	37,026	54,023	56,737	34,803	12,662	7,082	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.027	12.786	—	—	—	—	—	—	—	—
Value at End of Year	—	13.027	—	—	—	—	—	—	—	—
Venture No. of Units	—	46,796	—	—	—	—	—	—	—	—
NY Venture No. of Units	—	1,304	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792
Value at End of Year	—	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465
Ven 22, 20 No. of Units	—	620,404	739,435	945,196	1,178,526	1,275,881	1,289,504	1,614,408	1,915,097	2,011,774
Ven 24 No. of Units	—	88,225	112,500	127,948	125,264	131,891	118,893	143,868	128,722	119,033
Ven 22, 20 Contracts with GEM
Value at Start of Year	34.150	33.722	34.193	43.636	38.598	24.683	51.948	37.590	31.298	21.720
Value at End of Year	—	34.150	33.722	34.193	43.636	38.598	24.683	51.948	37.590	31.298
No. of Units	—	14,675	29,423	36,905	44,414	66,533	51,469	34,183	51,790	39,850
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.266	11.113	11.257	14.352	12.682	8.102	17.034	12.314	12.500	—
Value at End of Year	—	11.266	11.113	11.257	14.352	12.682	8.102	17.034	12.314	—
No. of Units	—	22,177	31,182	38,651	38,553	43,443	36,729	38,701	6,658	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.396	11.225	—	—	—	—	—	—	—	—
Value at End of Year	—	11.396	—	—	—	—	—	—	—	—
No. of Units	—	4,977	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	33.608	33.236	33.752	43.137	38.214	24.475	51.586	37.385	31.174	21.666
Value at End of Year	—	33.608	33.236	33.752	43.137	38.214	24.475	51.586	37.385	31.174
No. of Units	—	25,555	35,548	52,046	50,708	68,953	67,626	86,951	86,149	95,896
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.396	11.225	11.353	14.453	12.752	8.135	17.077	12.326	12.500	—
Value at End of Year	—	11.396	11.225	11.353	14.453	12.752	8.135	17.077	12.326	—
Venture No. of Units	—	140,859	201,899	220,964	278,605	289,902	183,516	126,027	65,868	—
NY Venture No. of Units	—	33,477	36,186	37,374	28,036	25,576	10,611	13,287	1,476	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.999	12.785	—	—	—	—	—	—	—	—
Value at End of Year	—	12.999	—	—	—	—	—	—	—	—
Venture No. of Units	—	23,410	—	—	—	—	—	—	—	—
NY Venture No. of Units	—	486	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	33.788	33.398	33.898	43.303	38.342	24.544	51.707	37.453	12.500	—
Value at End of Year	—	33.788	33.398	33.898	43.303	38.342	24.544	51.707	37.453	—
NY Venture No. of Units	—	4,165	4,965	4,902	2,847	4,526	5,414	19,153	1,375	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	34.332	33.885	—	—	—	—	—	—	—	—
Value at End of Year	—	34.332	—	—	—	—	—	—	—	—
NY Venture No. of Units	—	697	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792
Value at End of Year	—	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	256,977
Ven 9 No. of Units	—	13,082	20,794	25,682	30,483	33,769	33,093	43,050	43,072	55,708
No. of Units	—	73,829	103,880	121,848	156,756	176,693	175,542	236,741	233,152	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792
Value at End of Year	—	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465
No. of Units	—	9,457	7,678	9,935	13,001	11,056	9,353	12,827	13,026	18,111
Overseas Equity Trust (merged into International Value Trust eff 05-03-2010) - Series II Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	11.280	19.789	17.886	15.160	12.500
Value at End of Year	—	—	—	—	—	14.509	11.280	19.789	17.886	15.160
Ven 22, 20 No. of Units	—	—	—	—	—	86,902	112,549	132,649	152,538	94,595
Ven 24 No. of Units	—	—	—	—	—	4,070	9,661	14,007	14,486	4,363
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	11.197	19.684	17.826	15.140	12.500
Value at End of Year	—	—	—	—	—	14.374	11.197	19.684	17.826	15.140
No. of Units	—	—	—	—	—	1,027	1,993	1,030	1,667	668

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	11.136	19.605	17.782	15.125	12.500
Value at End of Year	—	—	—	—	—	14.274	11.136	19.605	17.782	15.125
No. of Units	—	—	—	—	—	3,513	4,518	4,624	3,794	1,206
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	11.280	19.789	17.886	15.160	12.500
Value at End of Year	—	—	—	—	—	14.509	11.280	19.789	17.886	15.160
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	13,563
Ven 9 No. of Units	—	—	—	—	—	1,127	1,229	5,003	4,984	875
No. of Units	—	—	—	—	—	24,439	23,589	29,890	30,477	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	11.280	19.789	17.886	15.160	12.500
Value at End of Year	—	—	—	—	—	14.509	11.280	19.789	17.886	15.160
No. of Units	—	—	—	—	—	152	152	153	128	5,531
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series I Shares (units first credited 10-04-1994)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	8.826	14.921	13.865	12.661	10.210
Value at End of Year	—	—	—	—	—	11.516	8.826	14.921	13.865	12.661
Ven 22, 20 No. of Units	—	—	—	—	—	988,061	1,102,434	1,558,848	2,484,333	2,940,483
Ven 24 No. of Units	—	—	—	—	—	31,537	49,092	40,344	74,595	112,145
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	11.736	19.882	18.512	16.939	13.687
Value at End of Year	—	—	—	—	—	15.284	11.736	19.882	18.512	16.939
No. of Units	—	—	—	—	—	5,255	8,102	8,858	9,548	9,365
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	10.186	17.282	16.116	14.768	11.951
Value at End of Year	—	—	—	—	—	13.245	10.186	17.282	16.116	14.768
No. of Units	—	—	—	—	—	13,442	14,523	23,551	31,409	33,999
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	8.826	14.921	13.865	12.661	10.210
Value at End of Year	—	—	—	—	—	11.516	8.826	14.921	13.865	12.661
Ven 7, 8 No. of Units	—	—	—	—	—	136,264	191,557	229,238	255,815	326,199
Ven 9 No. of Units	—	—	—	—	—	72,615	66,609	75,158	107,399	124,649
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	8.826	14.921	13.865	12.661	10.210
Value at End of Year	—	—	—	—	—	11.516	8.826	14.921	13.865	12.661
No. of Units	—	—	—	—	—	21,504	16,996	21,311	22,955	27,807
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	7.821	13.205	12.273	12.500	—
Value at End of Year	—	—	—	—	—	10.201	7.821	13.205	12.273	—
Venture No. of Units	—	—	—	—	—	74,022	72,957	63,859	24,835	—
NY Venture No. of Units	—	—	—	—	—	13,559	5,900	2,006	250	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.591	23.005	21.435	19.597	15.844
Value at End of Year	—	—	—	—	—	17.683	13.591	23.005	21.435	19.597
Ven 22, 20 No. of Units	—	—	—	—	—	286,587	242,152	298,706	309,641	392,645
Ven 24 No. of Units	—	—	—	—	—	51,231	51,502	68,170	60,453	81,895
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	13.412	22.747	21.238	19.455	15.761
Value at End of Year	—	—	—	—	—	17.415	13.412	22.747	21.238	19.455
No. of Units	—	—	—	—	—	22,786	17,901	23,088	21,589	19,646
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	7.748	13.128	12.244	12.500	—
Value at End of Year	—	—	—	—	—	10.071	7.748	13.128	12.244	—
No. of Units	—	—	—	—	—	5,883	5,893	7,318	2,850	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	13.279	22.556	21.091	19.349	15.699
Value at End of Year	—	—	—	—	—	17.217	13.279	22.556	21.091	19.349
No. of Units	—	—	—	—	—	28,502	28,023	35,653	38,522	44,577
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	7.779	13.161	12.256	12.500	—
Value at End of Year	—	—	—	—	—	10.126	7.779	13.161	12.256	—
Venture No. of Units	—	—	—	—	—	70,961	30,642	23,343	7,357	—
NY Venture No. of Units	—	—	—	—	—	9,671	9,166	8,966	833	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	13.323	22.619	21.140	12.500	—
Value at End of Year	—	—	—	—	—	17.282	13.323	22.619	21.140	—
NY Venture No. of Units	—	—	—	—	—	1,125	603	1,788	726	—
PIMCO VIT All Asset Portfolio - Class M Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872
Value at End of Year	19.261	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492
Ven 22, 20 No. of Units	447,337	548,896	670,949	642,551	635,543	558,464	547,721	589,526	752,355	971,796
Ven 24 No. of Units	37,160	69,097	70,649	74,796	61,560	52,676	58,853	49,819	100,462	116,431
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.113	19.441	17.233	17.224	15.529	13.007	15.767	14.835	14.444	13.853
Value at End of Year	18.855	19.113	19.441	17.233	17.224	15.529	13.007	15.767	14.835	14.444
No. of Units	11,297	5,060	14,191	25,358	17,353	14,865	14,976	15,513	19,670	8,198
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.838	19.190	17.036	17.053	15.397	12.916	15.680	14.776	14.408	13.839
Value at End of Year	18.555	18.838	19.190	17.036	17.053	15.397	12.916	15.680	14.776	14.408
No. of Units	21,746	23,315	20,771	22,778	41,722	30,783	28,055	35,391	24,782	35,252
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872
Value at End of Year	19.261	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	146,226
Ven 9 No. of Units	6,826	8,481	6,712	7,814	8,976	11,333	11,895	19,409	25,552	46,938
No. of Units	92,203	105,702	95,939	95,831	82,732	78,350	80,555	89,701	108,685	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872
Value at End of Year	19.261	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492
No. of Units	6,158	10,219	12,416	12,711	12,345	11,446	5,938	4,726	8,182	10,981
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	14.115	13.750	12.272
Value at End of Year	—	—	—	—	—	—	—	13.629	14.115	13.750
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	216,709	346,040	534,149
Ven 24 No. of Units	—	—	—	—	—	—	—	5,170	6,251	6,960
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	13.956	13.622	12.182
Value at End of Year	—	—	—	—	—	—	—	13.448	13.956	13.622
No. of Units	—	—	—	—	—	—	—	1,762	3,247	2,639
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.837	13.527	12.115
Value at End of Year	—	—	—	—	—	—	—	13.314	13.837	13.527
No. of Units	—	—	—	—	—	—	—	13,446	20,254	24,039
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	14.115	13.750	12.272
Value at End of Year	—	—	—	—	—	—	—	13.629	14.115	13.750
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	24,940	36,763	84,204
Ven 9 No. of Units	—	—	—	—	—	—	—	3,781	6,083	14,714
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	14.115	13.750	12.272
Value at End of Year	—	—	—	—	—	—	—	13.629	14.115	13.750
No. of Units	—	—	—	—	—	—	—	388	421	645

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	17.931	17.519	15.668
Value at End of Year	—	—	—	—	—	—	—	17.292	17.931	17.519
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	102,071	111,286	154,140
Ven 24 No. of Units	—	—	—	—	—	—	—	8,890	12,240	22,336
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	17.765	17.392	15.586
Value at End of Year	—	—	—	—	—	—	—	17.099	17.765	17.392
No. of Units	—	—	—	—	—	—	—	6,267	7,989	4,330
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	17.642	17.298	15.524
Value at End of Year	—	—	—	—	—	—	—	16.955	17.642	17.298
No. of Units	—	—	—	—	—	—	—	18,010	20,051	22,978
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	17.519	—
Value at End of Year	—	—	—	—	—	—	—	—	17.931	—
No. of Units	—	—	—	—	—	—	—	—	69	—
Real Estate Securities Trust - Series I Shares (units first credited 01-01-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.175	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	16.175	—	—	—	—	—	—	—
Venture No. of Units	—	—	15	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461
Value at End of Year	49.647	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083
Ven 22, 20 No. of Units	468,728	472,357	541,332	627,133	765,426	837,750	1,022,417	1,409,793	2,158,440	2,467,720
Ven 24 No. of Units	10,914	13,090	13,843	15,442	19,479	21,610	26,244	35,644	66,221	64,124
Ven 22, 20 Contracts with GEM
Value at Start of Year	33.998	34.581	29.969	27.819	21.879	17.079	28.652	34.502	25.384	23.060
Value at End of Year	44.075	33.998	34.581	29.969	27.819	21.879	17.079	28.652	34.502	25.384
No. of Units	7,828	9,253	10,286	13,525	15,495	18,400	19,111	31,921	40,443	47,141
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	35.821	36.491	31.672	29.443	23.191	18.131	30.462	36.738	27.069	24.628
Value at End of Year	46.370	35.821	36.491	31.672	29.443	23.191	18.131	30.462	36.738	27.069
No. of Units	12,559	17,017	19,850	23,816	35,614	47,720	54,997	101,928	128,963	137,307
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461
Value at End of Year	49.647	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083
Ven 7, 8 No. of Units	83,154	90,392	100,640	122,714	140,109	159,953	217,057	275,438	413,963	445,869
Ven 9 No. of Units	25,236	27,558	29,265	33,483	40,276	43,068	46,446	55,285	91,408	108,497
Ven 3 Contracts with no Optional Riders
Value at Start of Year	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461
Value at End of Year	49.647	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083
No. of Units	8,853	9,999	7,667	9,146	9,837	13,574	15,355	20,327	22,541	29,074
Real Estate Securities Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.726	15.968	13.796	12.776	10.028	7.801	13.060	15.686	12.500	—
Value at End of Year	20.447	15.726	15.968	13.796	12.776	10.028	7.801	13.060	15.686	—
Venture No. of Units	58,493	142,623	180,938	185,937	231,709	246,757	174,062	141,443	62,641	—
NY Venture No. of Units	8,556	15,395	15,978	16,603	23,922	23,541	19,096	12,985	2,008	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.660	12.836	—	—	—	—	—	—	—	—
Value at End of Year	16.486	12.660	—	—	—	—	—	—	—	—
Venture No. of Units	69,309	27,710	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,745	243	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	31.083	31.641	27.406	25.442	20.020	15.612	26.205	31.552	23.215	21.084
Value at End of Year	40.314	31.083	31.641	27.406	25.442	20.020	15.612	26.205	31.552	23.215
Ven 22, 20 No. of Units	275,860	316,343	403,024	490,468	589,120	681,549	701,546	792,182	987,817	969,057
Ven 24 No. of Units	43,099	76,948	95,680	70,091	94,538	114,278	109,242	128,992	140,669	151,333

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.367	30.974	26.883	25.006	19.716	15.406	25.911	31.261	23.047	20.973
Value at End of Year	39.307	30.367	30.974	26.883	25.006	19.716	15.406	25.911	31.261	23.047
No. of Units	11,226	11,720	13,798	20,776	22,012	23,628	29,425	29,961	49,570	46,641
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.309	15.599	13.525	12.568	9.900	7.728	12.984	15.649	12.500	—
Value at End of Year	—	15.309	15.599	13.525	12.568	9.900	7.728	12.984	15.649	—
No. of Units	—	17,051	19,767	20,747	22,372	19,692	18,919	23,812	11,912	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.486	15.756	—	—	—	—	—	—	—	—
Value at End of Year	20.095	15.486	—	—	—	—	—	—	—	—
No. of Units	23,527	4,234	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.841	30.483	26.497	24.683	19.491	15.254	25.693	31.045	22.922	20.890
Value at End of Year	38.568	29.841	30.483	26.497	24.683	19.491	15.254	25.693	31.045	22.922
No. of Units	51,357	54,825	58,241	75,052	94,836	107,238	119,689	149,193	177,935	184,545
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.486	15.756	13.641	12.657	9.955	7.759	13.017	15.665	12.500	—
Value at End of Year	20.095	15.486	15.756	13.641	12.657	9.955	7.759	13.017	15.665	—
Venture No. of Units	57,053	90,619	112,737	125,215	152,957	155,871	113,782	97,687	65,267	—
NY Venture No. of Units	2,535	3,805	7,859	8,541	8,982	9,935	5,816	4,710	2,317	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.633	12.834	—	—	—	—	—	—	—	—
Value at End of Year	16.418	12.633	—	—	—	—	—	—	—	—
Venture No. of Units	57,118	20,343	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,457	4,918	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	30.016	30.646	26.625	24.790	19.566	15.304	25.766	31.117	12.500	—
Value at End of Year	—	30.016	30.646	26.625	24.790	19.566	15.304	25.766	31.117	—
NY Venture No. of Units	—	7,622	9,292	10,374	12,945	14,644	16,115	27,039	2,184	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.545	31.139	—	—	—	—	—	—	—	—
Value at End of Year	39.556	30.545	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,054	1,088	—	—	—	—	—	—	—	—
Real Return Bond Trust - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916
Value at End of Year	17.964	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890
Ven 22, 20 No. of Units	629,143	741,406	1,101,920	1,234,688	1,398,382	1,712,463	1,779,315	1,660,995	1,929,837	2,383,285
Ven 24 No. of Units	80,056	98,005	136,685	144,291	185,723	224,112	246,730	233,508	260,533	344,643
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.060	19.139	17.912	16.270	15.213	12.966	14.894	13.624	13.816	13.870
Value at End of Year	17.550	17.060	19.139	17.912	16.270	15.213	12.966	14.894	13.624	13.816
No. of Units	28,966	36,424	47,863	59,319	65,908	142,892	159,104	73,752	79,339	84,380
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.789	18.863	17.681	16.084	15.062	12.856	14.790	13.549	13.761	13.836
Value at End of Year	17.246	16.789	18.863	17.681	16.084	15.062	12.856	14.790	13.549	13.761
No. of Units	49,250	58,355	103,045	118,126	149,884	172,226	211,011	182,542	201,762	295,708
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916
Value at End of Year	17.964	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	256,919
Ven 9 No. of Units	19,704	22,374	31,684	33,118	34,692	52,644	71,360	53,732	35,151	54,211
No. of Units	66,899	84,631	147,406	146,440	162,826	167,442	178,919	178,184	198,123	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916
Value at End of Year	17.964	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890
No. of Units	5,941	6,442	15,217	18,653	13,028	9,654	11,561	8,755	7,753	10,151

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Science & Technology Trust - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.284	16.451	15.106	16.605	4.014	2.475	15.208	3.832	12.397	12.314
Value at End of Year	25.920	23.284	16.451	15.106	16.605	4.014	2.475	15.208	3.832	12.397
Ven 22, 20 No. of Units	2,096,722	2,450,497	2,776,497	3,175,726	3,750,607	4,376,357	5,176,584	6,806,107	9,722,171	12,138,118
Ven 24 No. of Units	77,418	91,935	100,523	118,599	158,880	168,621	194,530	246,061	330,252	391,028
Ven 22, 20 Contracts with GEM
Value at Start of Year	10.174	7.203	6.627	7.299	5.952	3.677	6.725	5.716	5.504	5.479
Value at End of Year	11.303	10.174	7.203	6.627	7.299	5.952	3.677	6.725	5.716	5.504
No. of Units	35,223	32,142	34,213	41,919	71,447	80,933	81,924	60,708	95,637	96,482
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	7.986	5.662	5.218	5.756	4.700	2.908	5.327	4.535	4.373	4.359
Value at End of Year	8.860	7.986	5.662	5.218	5.756	4.700	2.908	5.327	4.535	4.373
No. of Units	93,522	107,342	126,246	166,661	228,637	341,907	417,610	524,917	614,272	791,932
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.284	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397	12.314
Value at End of Year	25.920	23.284	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397
Ven 7, 8 No. of Units	280,398	301,309	359,520	404,304	475,792	544,168	603,364	781,786	906,996	1,255,722
Ven 9 No. of Units	136,213	145,235	165,533	194,136	233,521	259,293	280,594	360,545	481,861	594,757
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.284	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397	12.314
Value at End of Year	25.920	23.284	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397
No. of Units	35,519	37,085	38,295	39,720	46,749	85,714	52,769	64,672	56,074	69,273
Science & Technology Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	22.926	16.188	14.856	16.330	13.280	8.184	14.928	12.661	12.500	—
Value at End of Year	25.542	22.926	16.188	14.856	16.330	13.280	8.184	14.928	12.661	—
Venture No. of Units	45,028	70,793	87,662	95,954	121,703	115,646	76,659	68,166	18,086	—
NY Venture No. of Units	1,609	2,893	4,161	4,470	7,094	6,804	6,278	7,090	2,875	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.059	12.732	—	—	—	—	—	—	—	—
Value at End of Year	20.150	18.059	—	—	—	—	—	—	—	—
Venture No. of Units	37,265	17,589	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,214	1,026	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.487	18.041	16.599	18.291	14.912	9.213	16.847	14.325	13.785	13.729
Value at End of Year	28.325	25.487	18.041	16.599	18.291	14.912	9.213	16.847	14.325	13.785
Ven 22, 20 No. of Units	391,273	430,239	524,806	657,441	805,632	925,319	830,540	1,007,506	1,027,513	1,001,616
Ven 24 No. of Units	84,486	85,724	122,577	115,574	179,369	170,729	163,297	185,700	189,106	187,671
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.900	17.661	16.282	17.978	14.686	9.092	16.658	14.193	13.685	13.656
Value at End of Year	27.617	24.900	17.661	16.282	17.978	14.686	9.092	16.658	14.193	13.685
No. of Units	12,791	13,654	15,608	20,338	31,668	34,470	36,975	47,723	48,397	44,591
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.318	15.814	14.564	16.065	13.111	8.108	14.841	12.632	12.500	—
Value at End of Year	24.778	22.318	15.814	14.564	16.065	13.111	8.108	14.841	12.632	—
No. of Units	537	5,887	8,969	8,845	9,028	9,575	7,603	5,188	37	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.577	15.973	—	—	—	—	—	—	—	—
Value at End of Year	25.103	22.577	—	—	—	—	—	—	—	—
No. of Units	4,972	319	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.469	17.381	16.048	17.746	14.519	9.002	16.517	14.094	13.611	13.602
Value at End of Year	27.098	24.469	17.381	16.048	17.746	14.519	9.002	16.517	14.094	13.611
No. of Units	29,337	33,826	45,978	50,475	60,439	68,827	61,503	80,450	77,237	80,587
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	22.577	15.973	14.689	16.178	13.183	8.141	14.878	12.645	12.500	—
Value at End of Year	25.103	22.577	15.973	14.689	16.178	13.183	8.141	14.878	12.645	—
Venture No. of Units	30,026	50,547	53,356	82,434	148,216	137,860	114,921	105,574	11,725	—
NY Venture No. of Units	639	4,841	8,131	7,923	7,642	9,905	3,790	7,125	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.021	12.731	—	—	—	—	—	—	—	—
Value at End of Year	20.067	18.021	—	—	—	—	—	—	—	—
Venture No. of Units	20,487	8,468	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,669	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	24.612	17.474	16.126	17.823	14.574	9.031	16.564	14.127	12.500	—
Value at End of Year	—	24.612	17.474	16.126	17.823	14.574	9.031	16.564	14.127	—
NY Venture No. of Units	—	12,664	13,788	14,355	12,376	13,587	902	3,140	135	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	25.046	17.755	—	—	—	—	—	—	—	—
Value at End of Year	27.792	25.046	—	—	—	—	—	—	—	—
NY Venture No. of Units	16,086	747	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.487	18.041	16.599	18.291	14.912	9.213	16.847	14.325	13.785	—
Value at End of Year	28.325	25.487	18.041	16.599	18.291	14.912	9.213	16.847	14.325	—
Ven 9 No. of Units	170	175	180	185	191	196	201	207	212	—
Short Term Government Income Trust - Series I Shares (units first credited 05-03-2010)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.470	12.757	12.783	12.613	12.500	—	—	—	—	—
Value at End of Year	12.438	12.470	12.757	12.783	12.613	—	—	—	—	—
Ven 22, 20 No. of Units	1,182,053	1,534,492	1,641,747	1,914,364	2,303,924	—	—	—	—	—
Ven 24 No. of Units	37,262	49,369	67,653	74,830	93,268	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.379	12.689	12.740	12.596	12.500	—	—	—	—	—
Value at End of Year	12.322	12.379	12.689	12.740	12.596	—	—	—	—	—
No. of Units	12,753	15,060	23,600	26,166	28,935	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.311	12.638	12.708	12.584	12.500	—	—	—	—	—
Value at End of Year	12.236	12.311	12.638	12.708	12.584	—	—	—	—	—
No. of Units	76,961	98,995	127,807	151,694	213,029	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.470	12.757	12.783	12.613	12.500	—	—	—	—	—
Value at End of Year	12.438	12.470	12.757	12.783	12.613	—	—	—	—	—
Ven 7, 8 No. of Units	572,327	643,035	806,645	945,848	1,152,373	—	—	—	—	—
Ven 9 No. of Units	167,130	196,853	420,085	444,292	494,189	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.470	12.757	12.783	12.613	12.500	—	—	—	—	—
Value at End of Year	12.438	12.470	12.757	12.783	12.613	—	—	—	—	—
No. of Units	94,416	89,814	88,395	120,205	122,302	—	—	—	—	—
Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.495	12.775	12.795	12.619	12.500	—	—	—	—	—
Value at End of Year	12.469	12.495	12.775	12.795	12.619	—	—	—	—	—
Venture No. of Units	131,757	202,780	232,365	247,867	289,010	—	—	—	—	—
NY Venture No. of Units	3,997	5,187	6,750	7,330	5,174	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.217	12.472	—	—	—	—	—	—	—	—
Value at End of Year	12.210	12.217	—	—	—	—	—	—	—	—
Venture No. of Units	100,516	14,965	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.381	12.690	12.742	12.598	12.500	—	—	—	—	—
Value at End of Year	12.324	12.381	12.690	12.742	12.598	—	—	—	—	—
Ven 22, 20 No. of Units	354,798	366,059	420,128	505,042	747,829	—	—	—	—	—
Ven 24 No. of Units	102,477	101,292	135,792	138,678	232,679	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.290	12.622	12.699	12.581	12.500	—	—	—	—	—
Value at End of Year	12.209	12.290	12.622	12.699	12.581	—	—	—	—	—
No. of Units	18,726	20,726	24,239	36,364	77,568	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.335	12.656	12.720	12.589	12.500	—	—	—	—	—
Value at End of Year	—	12.335	12.656	12.720	12.589	—	—	—	—	—
No. of Units	—	15,119	18,232	20,063	20,239	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.403	12.707	—	—	—	—	—	—	—	—
Value at End of Year	12.353	12.403	—	—	—	—	—	—	—	—
No. of Units	11,864	636	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.223	12.572	12.667	12.568	12.500	—	—	—	—	—
Value at End of Year	12.124	12.223	12.572	12.667	12.568	—	—	—	—	—
No. of Units	102,889	134,051	273,411	330,164	386,663	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.403	12.707	12.752	12.602	12.500	—	—	—	—	—
Value at End of Year	12.353	12.403	12.707	12.752	12.602	—	—	—	—	—
Venture No. of Units	18,495	32,003	200,929	225,986	240,402	—	—	—	—	—
NY Venture No. of Units	7,372	119,005	14,163	13,678	107,752	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.191	12.470	—	—	—	—	—	—	—	—
Value at End of Year	12.159	12.191	—	—	—	—	—	—	—	—
Venture No. of Units	14,132	96,397	—	—	—	—	—	—	—	—
NY Venture No. of Units	7,468	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.245	12.589	12.678	12.572	12.500	—	—	—	—	—
Value at End of Year	—	12.245	12.589	12.678	12.572	—	—	—	—	—
NY Venture No. of Units	—	4,722	4,531	2,726	4,692	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.238	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,716	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.381	12.690	12.742	12.598	12.500	—	—	—	—	—
Value at End of Year	12.324	12.381	12.690	12.742	12.598	—	—	—	—	—
No. of Units	21,957	21,957	21,957	21,957	21,957	—	—	—	—	—
Small Cap Growth Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	27.909	19.683	17.166	18.720	—	—	—	—	—	—
Value at End of Year	29.541	27.909	19.683	17.166	—	—	—	—	—	—
Ven 22, 20 No. of Units	205,818	292,492	259,435	281,775	—	—	—	—	—	—
Ven 24 No. of Units	6,767	7,529	7,821	8,554	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	27.429	19.383	16.939	18.509	—	—	—	—	—	—
Value at End of Year	28.975	27.429	19.383	16.939	—	—	—	—	—	—
No. of Units	6,150	6,851	4,794	3,821	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	27.075	19.161	16.770	18.353	—	—	—	—	—	—
Value at End of Year	28.558	27.075	19.161	16.770	—	—	—	—	—	—
No. of Units	3,433	3,839	5,117	7,190	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	27.909	19.683	17.166	18.720	—	—	—	—	—	—
Value at End of Year	29.541	27.909	19.683	17.166	—	—	—	—	—	—
Ven 7, 8 No. of Units	39,048	53,302	48,643	51,001	—	—	—	—	—	—
Ven 9 No. of Units	10,584	10,761	10,501	11,867	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	27.909	19.683	17.166	18.720	—	—	—	—	—	—
Value at End of Year	29.541	27.909	19.683	17.166	—	—	—	—	—	—
No. of Units	10,117	11,512	13,028	12,930	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Small Cap Growth Trust - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	19.957	14.040	12.214	13.286	11.043	8.310	13.963	12.416	12.500	—
Value at End of Year	21.177	19.957	14.040	12.214	13.286	11.043	8.310	13.963	12.416	—
Venture No. of Units	41,884	82,917	107,076	118,770	131,554	136,995	117,762	91,005	32,696	—
NY Venture No. of Units	3,823	5,117	7,595	11,662	12,087	11,606	10,016	7,869	233	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.389	12.917	—	—	—	—	—	—	—	—
Value at End of Year	19.543	18.389	—	—	—	—	—	—	—	—
Venture No. of Units	54,670	17,965	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,607	909	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	27.909	19.683	17.166	18.720	15.598	11.767	19.823	17.670	15.827	12.500
Value at End of Year	29.541	27.909	19.683	17.166	18.720	15.598	11.767	19.823	17.670	15.827
Ven 22, 20 No. of Units	90,537	151,479	166,568	213,343	461,784	494,560	604,443	590,697	529,795	443,927
Ven 24 No. of Units	29,824	35,503	35,747	35,039	32,581	31,791	40,485	23,374	20,463	7,636
Ven 22, 20 Contracts with GEM
Value at Start of Year	27.429	19.383	16.939	18.509	15.453	11.681	19.717	17.611	15.806	12.500
Value at End of Year	28.975	27.429	19.383	16.939	18.509	15.453	11.681	19.717	17.611	15.806
No. of Units	10,236	12,486	13,722	19,689	33,171	23,608	25,029	10,227	11,121	5,363
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.428	13.715	11.974	13.071	10.902	8.232	13.882	12.387	12.500	—
Value at End of Year	—	19.428	13.715	11.974	13.071	10.902	8.232	13.882	12.387	—
No. of Units	—	7,747	6,709	7,711	7,794	9,352	9,797	10,595	64	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.653	13.853	—	—	—	—	—	—	—	—
Value at End of Year	20.813	19.653	—	—	—	—	—	—	—	—
No. of Units	5,098	95	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	27.075	19.161	16.770	18.353	15.345	11.617	19.639	17.568	15.790	12.500
Value at End of Year	28.558	27.075	19.161	16.770	18.353	15.345	11.617	19.639	17.568	15.790
No. of Units	6,452	8,191	11,124	20,622	22,069	23,029	38,133	26,530	19,352	8,107
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	19.653	13.853	12.076	13.163	10.962	8.265	13.917	12.399	12.500	—
Value at End of Year	20.813	19.653	13.853	12.076	13.163	10.962	8.265	13.917	12.399	—
Venture No. of Units	67,754	76,756	94,939	102,125	103,793	105,591	106,892	64,084	41,798	—
NY Venture No. of Units	2,188	8,349	10,252	9,724	9,786	9,998	6,172	5,892	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.350	12.916	—	—	—	—	—	—	—	—
Value at End of Year	19.462	18.350	—	—	—	—	—	—	—	—
Venture No. of Units	19,356	19,414	—	—	—	—	—	—	—	—
NY Venture No. of Units	16,889	5,232	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	27.192	19.235	16.826	18.405	15.381	11.638	19.665	17.582	12.500	—
Value at End of Year	—	27.192	19.235	16.826	18.405	15.381	11.638	19.665	17.582	—
NY Venture No. of Units	—	2,294	4,515	4,630	5,236	3,099	4,628	5,417	2,888	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	27.548	19.458	—	—	—	—	—	—	—	—
Value at End of Year	29.115	27.548	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,425	1,276	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	15.598	11.767	19.823	17.670	15.827	12.500
Value at End of Year	—	—	—	—	18.720	15.598	11.767	19.823	17.670	15.827
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	41,283
Ven 9 No. of Units	—	—	—	—	14,233	15,129	21,040	13,984	14,417	8,770
No. of Units	—	—	—	—	53,174	56,162	53,187	62,063	58,949	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	15.598	11.767	19.823	17.670	15.827	12.500
Value at End of Year	—	—	—	—	18.720	15.598	11.767	19.823	17.670	15.827
No. of Units	—	—	—	—	12,193	11,955	6,435	4,743	6,630	801

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Small Cap Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946
Value at End of Year	26.486	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313
Ven 22, 20 No. of Units	243,178	281,612	295,582	350,477	413,505	451,424	528,179	710,455	987,319	1,174,571
Ven 24 No. of Units	4,406	4,726	5,008	5,084	5,683	10,672	11,544	17,468	16,850	17,338
Ven 22, 20 Contracts with GEM
Value at Start of Year	25.731	18.862	16.510	17.566	14.125	11.333	17.374	18.046	15.591	15.248
Value at End of Year	26.485	25.731	18.862	16.510	17.566	14.125	11.333	17.374	18.046	15.591
No. of Units	1,597	1,549	1,740	2,015	2,721	3,501	3,761	16,568	22,406	28,106
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	25.272	18.553	16.263	17.330	13.956	11.214	17.218	17.911	15.497	15.179
Value at End of Year	25.973	25.272	18.553	16.263	17.330	13.956	11.214	17.218	17.911	15.497
No. of Units	5,924	6,766	8,489	17,863	24,787	23,289	31,340	40,760	43,944	53,035
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946
Value at End of Year	26.486	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313
Ven 7, 8 No. of Units	26,119	31,754	36,625	47,517	51,696	53,582	81,341	93,024	123,307	162,358
Ven 9 No. of Units	7,444	4,469	4,473	3,116	5,476	6,651	7,765	14,146	20,506	24,262
Ven 3 Contracts with no Optional Riders
Value at Start of Year	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946
Value at End of Year	26.486	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313
No. of Units	3,565	3,574	3,616	4,161	4,217	5,100	5,893	8,053	8,826	9,254
Small Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.547	19.460	17.040	18.121	14.573	11.697	17.928	18.620	16.090	15.734
Value at End of Year	27.331	26.547	19.460	17.040	18.121	14.573	11.697	17.928	18.620	16.090
Ven 22, 20 No. of Units	219,028	267,898	334,421	355,805	404,971	386,087	395,732	431,514	474,193	506,650
Ven 24 No. of Units	50,033	70,043	74,568	77,877	88,308	88,392	92,528	92,401	109,509	128,755
Ven 22, 20 Contracts with GEM
Value at Start of Year	25.936	19.050	16.714	17.810	14.352	11.543	17.727	18.448	15.974	15.651
Value at End of Year	26.649	25.936	19.050	16.714	17.810	14.352	11.543	17.727	18.448	15.974
No. of Units	6,671	7,210	6,114	26,138	12,719	13,377	18,095	19,900	18,077	30,424
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	25.487	18.748	16.474	17.581	14.188	11.428	17.578	18.321	15.887	15.590
Value at End of Year	26.148	25.487	18.748	16.474	17.581	14.188	11.428	17.578	18.321	15.887
No. of Units	17,221	37,140	26,060	31,217	37,374	48,108	50,419	56,686	67,913	57,996
Small Cap Opportunities Trust - Series I Shares (units first credited 05-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
Value at Start of Year	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	12.500
Value at End of Year	33.391	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771
Ven 22, 20 No. of Units	836,713	998,155	470,977	559,734	735,539	825,842	991,035	1,311,463	1,870,458	2,352,572
Ven 24 No. of Units	23,743	29,687	15,561	15,721	35,342	28,235	28,781	36,892	52,375	61,381
Ven 22, 20 Contracts with GEM
Value at Start of Year	32.376	23.472	20.414	21.420	16.785	12.741	22.374	24.623	22.651	12.500
Value at End of Year	32.621	32.376	23.472	20.414	21.420	16.785	12.741	22.374	24.623	22.651
No. of Units	5,178	5,179	2,101	2,391	2,480	2,725	3,382	9,630	12,123	16,481
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	31.862	23.134	20.150	21.175	16.618	12.633	22.218	24.488	22.561	12.500
Value at End of Year	32.055	31.862	23.134	20.150	21.175	16.618	12.633	22.218	24.488	22.561
No. of Units	17,333	22,952	12,420	15,646	21,116	25,155	38,770	47,695	54,664	69,520
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	12.500
Value at End of Year	33.391	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771
Ven 7, 8 No. of Units	111,406	132,536	50,006	60,018	76,170	74,314	99,960	125,776	164,170	228,779
Ven 9 No. of Units	50,891	57,519	19,050	19,808	25,863	25,293	26,525	32,954	40,064	54,839
Ven 3 Contracts with no Optional Riders
Value at Start of Year	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	12.500
Value at End of Year	33.391	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771
No. of Units	11,892	13,185	2,826	7,028	27,771	4,873	5,256	7,556	16,253	22,905

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Small Cap Opportunities Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.412	11.865	10.293	10.769	8.423	6.377	11.172	12.258	12.500	—
Value at End of Year	16.570	16.412	11.865	10.293	10.769	8.423	6.377	11.172	12.258	—
Venture No. of Units	27,997	54,941	83,889	90,255	106,366	88,157	58,244	46,082	24,645	—
NY Venture No. of Units	1,996	1,074	1,596	4,368	6,096	9,908	5,216	5,052	550	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.843	12.880	—	—	—	—	—	—	—	—
Value at End of Year	18.041	17.843	—	—	—	—	—	—	—	—
Venture No. of Units	30,198	16,483	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,346	381	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	32.510	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742	21.431
Value at End of Year	32.741	32.510	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742
Ven 22, 20 No. of Units	322,264	394,144	296,630	336,442	406,610	447,848	472,544	521,836	582,027	638,341
Ven 24 No. of Units	119,912	126,519	111,852	115,265	134,159	148,480	160,313	153,353	169,464	167,805
Ven 22, 20 Contracts with GEM
Value at Start of Year	31.824	23.110	20.139	21.167	16.629	12.647	22.256	24.532	22.621	21.360
Value at End of Year	31.986	31.824	23.110	20.139	21.167	16.629	12.647	22.256	24.532	22.621
No. of Units	33,580	38,877	30,284	32,689	31,340	32,777	34,220	36,355	35,599	42,847
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.977	11.591	10.090	10.595	8.315	6.318	11.107	12.230	12.500	—
Value at End of Year	—	15.977	11.591	10.090	10.595	8.315	6.318	11.107	12.230	—
No. of Units	—	988	2,595	2,836	2,785	3,587	3,768	3,211	1,063	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.162	11.707	—	—	—	—	—	—	—	—
Value at End of Year	16.285	16.162	—	—	—	—	—	—	—	—
No. of Units	1,925	949	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	31.319	22.777	19.879	20.925	9.723	7.406	22.101	24.398	22.531	21.307
Value at End of Year	31.431	31.319	22.777	19.879	20.925	9.723	7.406	22.101	24.398	22.531
No. of Units	21,926	30,448	24,520	30,752	35,578	42,664	45,820	47,809	43,599	52,690
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.162	11.707	10.176	10.669	8.361	6.343	11.135	12.242	12.500	—
Value at End of Year	16.285	16.162	11.707	10.176	10.669	8.361	6.343	11.135	12.242	—
Venture No. of Units	11,515	19,975	26,849	29,087	24,347	24,074	20,008	17,603	13,445	—
NY Venture No. of Units	800	1,073	1,729	1,725	1,719	2,132	2,224	684	636	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.805	12.878	—	—	—	—	—	—	—	—
Value at End of Year	17.967	17.805	—	—	—	—	—	—	—	—
Venture No. of Units	13,774	7,266	—	—	—	—	—	—	—	—
NY Venture No. of Units	375	356	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	31.486	22.888	19.965	21.005	16.518	12.576	22.153	24.443	12.500	—
Value at End of Year	—	31.486	22.888	19.965	21.005	16.518	12.576	22.153	24.443	—
NY Venture No. of Units	—	1,015	1,118	1,161	1,213	85	87	85	78	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	31.994	23.222	—	—	—	—	—	—	—	—
Value at End of Year	32.173	31.994	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,012	56	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	32.510	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742	21.431
Value at End of Year	—	32.510	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742
Ven 9 No. of Units	—	196	207	215	226	238	249	264	275	286
Small Cap Trust (merged into Small Cap Growth Trust eff 11-07-2008) - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	15.007	14.168	12.500
Value at End of Year	—	—	—	—	—	—	—	14.840	15.007	14.168
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	22,465	28,453	11,583
Ven 24 No. of Units	—	—	—	—	—	—	—	928	1,006	1,089

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	14.957	14.117	—
Value at End of Year	—	—	—	—	—	—	—	14.761	14.957	—
No. of Units	—	—	—	—	—	—	—	55	55	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	14.920	14.135	12.500
Value at End of Year	—	—	—	—	—	—	—	14.702	14.920	14.135
No. of Units	—	—	—	—	—	—	—	431	711	429
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	15.007	14.168	12.500
Value at End of Year	—	—	—	—	—	—	—	14.840	15.007	14.168
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	527
No. of Units	—	—	—	—	—	—	—	6,974	1,227	—
Small Cap Value Trust - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	22.444	17.070	14.950	14.996	12.046	9.491	13.021	13.599	12.500	—
Value at End of Year	23.730	22.444	17.070	14.950	14.996	12.046	9.491	13.021	13.599	—
Venture No. of Units	47,396	116,828	139,443	150,988	170,114	160,740	142,180	112,226	27,797	—
NY Venture No. of Units	5,113	10,132	22,067	23,062	24,621	24,974	11,693	10,585	871	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.975	12.891	—	—	—	—	—	—	—	—
Value at End of Year	17.975	16.975	—	—	—	—	—	—	—	—
Venture No. of Units	74,167	15,474	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,467	1,091	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	12.500
Value at End of Year	28.625	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258
Ven 22, 20 No. of Units	395,270	468,182	528,416	596,108	678,366	661,239	1,147,688	1,448,803	1,409,877	889,555
Ven 24 No. of Units	23,622	34,005	38,007	44,860	43,183	41,141	62,463	49,904	28,700	14,218
Ven 22, 20 Contracts with GEM
Value at Start of Year	26.674	20.379	17.929	18.066	14.577	11.537	15.899	16.681	14.239	12.500
Value at End of Year	28.077	26.674	20.379	17.929	18.066	14.577	11.537	15.899	16.681	14.239
No. of Units	7,304	8,205	10,096	10,908	18,206	10,176	13,694	38,453	36,478	20,688
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.849	16.675	14.656	14.753	11.892	9.403	12.945	13.568	12.500	—
Value at End of Year	—	21.849	16.675	14.656	14.753	11.892	9.403	12.945	13.568	—
No. of Units	—	7,720	13,396	14,200	15,310	19,872	18,663	16,410	3,185	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.102	16.843	—	—	—	—	—	—	—	—
Value at End of Year	23.322	22.102	—	—	—	—	—	—	—	—
No. of Units	6,196	4,173	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	26.330	20.145	17.751	17.913	14.475	11.474	15.836	16.639	14.225	12.500
Value at End of Year	27.672	26.330	20.145	17.751	17.913	14.475	11.474	15.836	16.639	14.225
No. of Units	32,087	38,291	23,299	26,730	35,117	35,164	39,356	50,611	33,045	21,703
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	22.102	16.843	14.782	14.857	11.958	9.440	12.978	13.581	12.500	—
Value at End of Year	23.322	22.102	16.843	14.782	14.857	11.958	9.440	12.978	13.581	—
Venture No. of Units	48,469	81,732	103,314	115,986	115,471	112,887	96,512	80,851	21,685	—
NY Venture No. of Units	12,227	6,319	7,495	8,061	8,036	8,122	5,197	4,801	2,136	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.938	12.889	—	—	—	—	—	—	—	—
Value at End of Year	17.900	16.938	—	—	—	—	—	—	—	—
Venture No. of Units	43,080	9,096	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,358	415	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	26.444	20.223	17.810	17.963	14.509	11.495	15.857	16.653	12.500	—
Value at End of Year	—	26.444	20.223	17.810	17.963	14.509	11.495	15.857	16.653	—
NY Venture No. of Units	—	3,305	3,578	4,179	4,358	3,195	5,597	4,396	172	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	26.790	20.457	—	—	—	—	—	—	—	—
Value at End of Year	28.213	26.790	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,764	99	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	12.500
Value at End of Year	28.625	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	101,990
Ven 9 No. of Units	19,384	16,905	21,018	29,745	34,788	30,746	35,736	24,600	22,786	6,758
No. of Units	68,487	72,243	76,176	95,627	105,428	107,570	164,728	157,980	187,936	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	12.500
Value at End of Year	28.625	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258
No. of Units	15,749	16,426	17,125	19,365	16,207	17,038	11,133	33,638	34,123	18,779
Small Company Trust (merged into Small Company Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	15.059	16.373	15.751	15.070
Value at End of Year	—	—	—	—	—	—	8.419	15.059	16.373	15.751
Ven 22, 20 No. of Units	—	—	—	—	—	—	110,260	128,244	211,447	711,441
Ven 24 No. of Units	—	—	—	—	—	—	4,141	6,746	8,719	9,002
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	14.949	16.286	15.699	15.050
Value at End of Year	—	—	—	—	—	—	8.341	14.949	16.286	15.699
No. of Units	—	—	—	—	—	—	520	509	493	5,280
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.867	16.221	15.660	15.035
Value at End of Year	—	—	—	—	—	—	8.282	14.867	16.221	15.660
No. of Units	—	—	—	—	—	—	331	1,140	1,759	3,000
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.059	16.373	15.751	15.070
Value at End of Year	—	—	—	—	—	—	8.419	15.059	16.373	15.751
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	91,974
Ven 9 No. of Units	—	—	—	—	—	—	1,494	1,770	2,002	13,958
No. of Units	—	—	—	—	—	—	12,862	14,894	23,614	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.059	16.373	15.751	15.070
Value at End of Year	—	—	—	—	—	—	8.419	15.059	16.373	15.751
No. of Units	—	—	—	—	—	—	1,390	1,391	1,392	2,092
Small Company Value Trust - Series I Shares (units first credited 10-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719
Value at End of Year	35.903	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813
Ven 22, 20 No. of Units	722,017	879,915	984,611	1,167,231	1,361,761	1,633,501	2,043,615	2,879,871	4,102,170	5,175,570
Ven 24 No. of Units	24,263	27,438	31,850	38,963	49,245	56,651	66,461	80,449	105,037	126,730
Ven 22, 20 Contracts with GEM
Value at Start of Year	35.151	27.139	23.714	24.321	20.364	16.206	22.575	23.219	20.441	19.405
Value at End of Year	34.631	35.151	27.139	23.714	24.321	20.364	16.206	22.575	23.219	20.441
No. of Units	7,274	9,571	10,080	14,526	19,147	26,548	34,164	42,713	48,731	59,073
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	37.322	28.858	25.254	25.940	21.752	17.336	24.187	24.914	21.966	20.883
Value at End of Year	36.714	37.322	28.858	25.254	25.940	21.752	17.336	24.187	24.914	21.966
No. of Units	24,349	29,318	33,761	49,069	59,907	80,767	109,811	152,439	183,259	228,275
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719
Value at End of Year	35.903	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813
Ven 7, 8 No. of Units	119,621	146,333	161,633	197,848	234,017	293,225	369,663	496,299	629,352	788,614
Ven 9 No. of Units	30,352	39,553	45,697	56,564	62,123	67,487	85,139	123,733	159,904	218,729
Ven 3 Contracts with no Optional Riders
Value at Start of Year	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719
Value at End of Year	35.903	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813
No. of Units	16,236	21,895	24,966	28,559	27,232	30,532	44,056	37,297	47,755	54,697

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Small Company Value Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	19.306	14.861	12.948	13.257	11.068	8.783	12.208	12.526	12.500	—
Value at End of Year	19.062	19.306	14.861	12.948	13.257	11.068	8.783	12.208	12.526	—
Venture No. of Units	54,920	120,025	162,263	180,558	197,958	209,068	193,885	139,212	53,536	—
NY Venture No. of Units	1,400	6,061	9,130	15,847	16,481	19,146	12,912	12,788	4,243	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.826	12.933	—	—	—	—	—	—	—	—
Value at End of Year	16.639	16.826	—	—	—	—	—	—	—	—
Venture No. of Units	83,767	34,831	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,650	1,572	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.076	23.210	20.273	20.808	17.417	13.855	19.306	19.859	17.480	16.600
Value at End of Year	29.622	30.076	23.210	20.273	20.808	17.417	13.855	19.306	19.859	17.480
Ven 22, 20 No. of Units	405,944	502,592	678,965	810,580	934,857	1,122,003	1,205,430	1,446,589	1,752,314	1,876,146
Ven 24 No. of Units	107,889	131,675	164,409	196,680	237,217	260,289	291,150	332,368	377,309	402,190
Ven 22, 20 Contracts with GEM
Value at Start of Year	29.384	22.722	19.886	20.451	17.152	13.673	19.090	19.676	17.354	16.513
Value at End of Year	28.882	29.384	22.722	19.886	20.451	17.152	13.673	19.090	19.676	17.354
No. of Units	32,634	34,331	37,328	42,946	47,687	53,211	70,703	82,022	108,144	138,664
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.794	14.518	12.694	13.041	10.927	8.701	12.136	12.497	12.500	—
Value at End of Year	—	18.794	14.518	12.694	13.041	10.927	8.701	12.136	12.497	—
No. of Units	—	3,805	8,103	9,430	10,474	10,699	12,403	16,592	5,059	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.011	14.664	—	—	—	—	—	—	—	—
Value at End of Year	18.734	19.011	—	—	—	—	—	—	—	—
No. of Units	4,682	2,495	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.875	22.362	19.601	20.188	16.957	13.537	18.929	19.540	17.259	16.447
Value at End of Year	28.340	28.875	22.362	19.601	20.188	16.957	13.537	18.929	19.540	17.259
No. of Units	97,022	114,329	132,804	147,736	172,635	202,791	228,284	316,731	349,994	366,916
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	19.011	14.664	12.802	13.133	10.987	8.736	12.167	12.509	12.500	—
Value at End of Year	18.734	19.011	14.664	12.802	13.133	10.987	8.736	12.167	12.509	—
Venture No. of Units	35,982	55,732	83,296	85,534	88,532	94,870	70,758	55,691	35,728	—
NY Venture No. of Units	—	17,673	23,212	23,217	23,292	24,181	24,173	4,807	6,354	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.790	12.932	—	—	—	—	—	—	—	—
Value at End of Year	16.570	16.790	—	—	—	—	—	—	—	—
Venture No. of Units	29,157	21,715	—	—	—	—	—	—	—	—
NY Venture No. of Units	19,493	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	29.044	22.481	19.695	20.275	17.022	13.582	18.982	19.585	12.500	—
Value at End of Year	—	29.044	22.481	19.695	20.275	17.022	13.582	18.982	19.585	—
NY Venture No. of Units	—	1,299	1,466	1,641	1,272	1,305	1,573	2,106	146	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	29.555	22.843	—	—	—	—	—	—	—	—
Value at End of Year	29.065	29.555	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,359	90	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	19.859	17.480	16.600
Value at End of Year	—	—	—	—	—	—	—	19.306	19.859	17.480
Ven 9 No. of Units	—	—	—	—	—	—	—	1,092	1,092	1,092
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series II Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	16.887	14.766	16.152	13.119	12.500	—	—	—	—
Value at End of Year	—	—	16.887	14.766	16.152	13.119	—	—	—	—
Ven 22, 20 No. of Units	—	—	269,511	317,569	364,521	431,249	—	—	—	—
Ven 24 No. of Units	—	—	73,881	82,044	108,040	103,287	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	16.781	14.704	16.116	13.116	12.500	—	—	—	—
Value at End of Year	—	—	16.781	14.704	16.116	13.116	—	—	—	—
No. of Units	—	—	17,556	25,096	26,845	26,924	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	16.703	14.657	16.088	13.113	12.500	—	—	—	—
Value at End of Year	—	—	16.703	14.657	16.088	13.113	—	—	—	—
No. of Units	—	—	22,641	26,654	33,948	37,913	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	16.887	14.766	16.152	13.119	12.500	—	—	—	—
Value at End of Year	—	—	16.887	14.766	16.152	13.119	—	—	—	—
No. of Units	—	—	151	151	151	152	—	—	—	—
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series I Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	16.994	14.829	16.189	13.129	12.500	—	—	—	—
Value at End of Year	—	—	16.994	14.829	16.189	13.129	—	—	—	—
Ven 22, 20 No. of Units	—	—	938,204	1,077,510	1,332,808	1,549,950	—	—	—	—
Ven 24 No. of Units	—	—	22,715	28,362	48,487	46,228	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	16.888	14.766	16.152	13.125	12.500	—	—	—	—
Value at End of Year	—	—	16.888	14.766	16.152	13.125	—	—	—	—
No. of Units	—	—	5,103	7,941	12,602	17,748	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	16.809	14.719	16.125	13.123	12.500	—	—	—	—
Value at End of Year	—	—	16.809	14.719	16.125	13.123	—	—	—	—
No. of Units	—	—	18,842	20,157	26,093	38,967	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	16.994	14.829	16.189	13.129	12.500	—	—	—	—
Value at End of Year	—	—	16.994	14.829	16.189	13.129	—	—	—	—
Ven 7, 8 No. of Units	—	—	105,056	124,553	152,667	174,895	—	—	—	—
Ven 9 No. of Units	—	—	58,738	69,661	81,760	83,070	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	16.994	14.829	16.189	13.129	12.500	—	—	—	—
Value at End of Year	—	—	16.994	14.829	16.189	13.129	—	—	—	—
No. of Units	—	—	10,700	11,427	12,154	12,857	—	—	—	—
Special Value Trust (merged into Small Cap Value Trust eff 11-09-2007) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.228	18.517
Value at End of Year	—	—	—	—	—	—	—	—	20.970	19.228
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	107,081	136,496
Ven 24 No. of Units	—	—	—	—	—	—	—	—	8,453	9,028
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	19.126	18.456
Value at End of Year	—	—	—	—	—	—	—	—	20.817	19.126
No. of Units	—	—	—	—	—	—	—	—	1,034	930
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.050	18.410
Value at End of Year	—	—	—	—	—	—	—	—	20.704	19.050
No. of Units	—	—	—	—	—	—	—	—	14,463	15,551
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	19.228	18.517
Value at End of Year	—	—	—	—	—	—	—	—	20.970	19.228
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	15,632
Ven 9 No. of Units	—	—	—	—	—	—	—	—	2,971	3,184
No. of Units	—	—	—	—	—	—	—	—	15,308	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	18.517
Value at End of Year	—	—	—	—	—	—	—	—	—	19.228
No. of Units	—	—	—	—	—	—	—	—	—	270

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series I Shares (units first credited 02-19-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	17.786	21.493	21.832	20.680	20.419
Value at End of Year	—	—	—	—	—	21.645	17.786	21.493	21.832	20.680
Ven 22, 20 No. of Units	—	—	—	—	—	1,442,271	1,635,014	2,460,775	2,769,430	3,470,122
Ven 24 No. of Units	—	—	—	—	—	35,177	36,574	50,333	74,426	80,443
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	14.065	17.031	17.334	16.452	16.278
Value at End of Year	—	—	—	—	—	17.083	14.065	17.031	17.334	16.452
No. of Units	—	—	—	—	—	10,194	9,928	30,508	42,794	43,704
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	14.434	17.504	17.842	16.960	16.805
Value at End of Year	—	—	—	—	—	17.504	14.434	17.504	17.842	16.960
No. of Units	—	—	—	—	—	113,001	162,327	230,888	248,898	260,839
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	17.786	21.493	21.832	20.680	20.419
Value at End of Year	—	—	—	—	—	21.645	17.786	21.493	21.832	20.680
Ven 7, 8 No. of Units	—	—	—	—	—	590,734	655,746	857,957	964,244	1,171,444
Ven 9 No. of Units	—	—	—	—	—	230,084	274,098	335,042	422,588	487,218
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	17.786	21.493	21.832	20.680	20.419
Value at End of Year	—	—	—	—	—	21.645	17.786	21.493	21.832	20.680
No. of Units	—	—	—	—	—	18,261	19,045	25,803	27,763	37,089
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	10.853	13.116	13.303	12.500	—
Value at End of Year	—	—	—	—	—	13.210	10.853	13.116	13.303	—
Venture No. of Units	—	—	—	—	—	183,943	119,874	65,654	12,290	—
NY Venture No. of Units	—	—	—	—	—	4,039	2,944	1,751	136	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.174	15.960	16.229	15.400	15.244
Value at End of Year	—	—	—	—	—	15.995	13.174	15.960	16.229	15.400
Ven 22, 20 No. of Units	—	—	—	—	—	730,187	708,136	972,448	1,157,200	1,204,561
Ven 24 No. of Units	—	—	—	—	—	256,313	246,474	305,759	306,383	301,634
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	13.000	15.781	16.079	15.288	15.164
Value at End of Year	—	—	—	—	—	15.752	13.000	15.781	16.079	15.288
No. of Units	—	—	—	—	—	34,817	37,195	87,712	94,599	81,202
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	10.752	13.040	13.272	12.500	—
Value at End of Year	—	—	—	—	—	13.042	10.752	13.040	13.272	—
No. of Units	—	—	—	—	—	5,905	5,539	7,492	2,513	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	12.871	15.649	15.968	15.205	15.104
Value at End of Year	—	—	—	—	—	15.573	12.871	15.649	15.968	15.205
No. of Units	—	—	—	—	—	168,015	187,761	246,226	268,083	253,637
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	10.795	13.072	13.285	12.500	—
Value at End of Year	—	—	—	—	—	13.114	10.795	13.072	13.285	—
Venture No. of Units	—	—	—	—	—	62,049	45,249	40,733	11,126	—
NY Venture No. of Units	—	—	—	—	—	5,097	5,128	4,714	667	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.693	—	16.005	12.500	—
Value at End of Year	—	—	—	—	—	15.632	—	15.693	16.005	—
NY Venture No. of Units	—	—	—	—	—	408	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	13.174	15.960	16.229	15.400	—
Value at End of Year	—	—	—	—	—	15.995	13.174	15.960	16.229	—
Ven 9 No. of Units	—	—	—	—	—	565	579	596	611	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Strategic Income Opportunities Trust - Series I Shares (units first credited 11-08-2010)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.186	20.694	18.597	18.484	12.500	—	—	—	—	—
Value at End of Year	21.949	21.186	20.694	18.597	18.484	—	—	—	—	—
Ven 22, 20 No. of Units	878,569	1,027,024	1,225,927	1,424,937	1,745,334	—	—	—	—	—
Ven 24 No. of Units	13,210	17,542	23,359	32,823	40,376	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.780	20.339	18.314	18.239	12.500	—	—	—	—	—
Value at End of Year	21.485	20.780	20.339	18.314	18.239	—	—	—	—	—
No. of Units	8,869	5,873	6,201	8,636	9,430	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.481	20.076	18.105	18.058	12.500	—	—	—	—	—
Value at End of Year	21.144	20.481	20.076	18.105	18.058	—	—	—	—	—
No. of Units	25,451	29,259	38,678	49,132	84,314	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.186	20.694	18.597	18.484	12.500	—	—	—	—	—
Value at End of Year	21.949	21.186	20.694	18.597	18.484	—	—	—	—	—
Ven 7, 8 No. of Units	339,334	415,126	457,839	531,914	638,809	—	—	—	—	—
Ven 9 No. of Units	148,186	163,670	185,546	220,803	268,091	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	21.186	20.694	18.597	18.484	12.500	—	—	—	—	—
Value at End of Year	21.949	21.186	20.694	18.597	18.484	—	—	—	—	—
No. of Units	15,883	16,197	19,918	21,855	31,870	—	—	—	—	—
Strategic Income Opportunities Trust (formerly Strategic Income Trust) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.580	14.235	12.788	12.696	12.500	—	—	—	—	—
Value at End of Year	15.111	14.580	14.235	12.788	12.696	—	—	—	—	—
Venture No. of Units	62,278	114,559	157,052	172,387	219,158	—	—	—	—	—
NY Venture No. of Units	676	3,459	2,975	3,228	4,890	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.938	12.613	—	—	—	—	—	—	—	—
Value at End of Year	13.429	12.938	—	—	—	—	—	—	—	—
Venture No. of Units	61,654	14,265	—	—	—	—	—	—	—	—
NY Venture No. of Units	589	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.051	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561	13.483
Value at End of Year	21.763	21.051	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561
Ven 22, 20 No. of Units	416,021	478,358	568,844	675,296	763,775	226,974	200,325	287,936	327,701	277,989
Ven 24 No. of Units	136,840	164,349	186,319	231,254	262,888	23,205	11,109	13,047	18,709	12,333
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.648	20.251	18.274	18.225	16.030	12.883	14.349	13.817	13.516	13.465
Value at End of Year	21.304	20.648	20.251	18.274	18.225	16.030	12.883	14.349	13.817	13.516
No. of Units	8,956	14,860	21,398	36,284	40,231	469	470	1,481	2,095	4,765
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.420	14.128	12.737	12.689	12.500	—	—	—	—	—
Value at End of Year	—	14.420	14.128	12.737	12.689	—	—	—	—	—
No. of Units	—	5,465	7,067	7,602	8,265	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.488	14.174	—	—	—	—	—	—	—	—
Value at End of Year	14.986	14.488	—	—	—	—	—	—	—	—
No. of Units	6,908	1,368	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.350	19.989	18.066	18.043	15.895	12.793	14.270	13.762	13.483	13.452
Value at End of Year	20.966	20.350	19.989	18.066	18.043	15.895	12.793	14.270	13.762	13.483
No. of Units	60,146	76,591	104,386	120,560	163,571	31,186	32,327	41,626	34,796	32,367
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.488	14.174	12.759	12.692	12.500	—	—	—	—	—
Value at End of Year	14.986	14.488	14.174	12.759	12.692	—	—	—	—	—
Venture No. of Units	13,634	40,975	52,037	61,367	79,141	—	—	—	—	—
NY Venture No. of Units	—	3,116	3,641	4,251	6,042	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.910	12.611	—	—	—	—	—	—	—	—
Value at End of Year	13.374	12.910	—	—	—	—	—	—	—	—
Venture No. of Units	35,215	9,178	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,344	261	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	20.449	20.076	18.135	18.104	12.500	—	—	—	—	—
Value at End of Year	—	20.449	20.076	18.135	18.104	—	—	—	—	—
NY Venture No. of Units	—	1,668	4,368	4,384	4,398	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	21.418	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,566	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.051	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561	13.483
Value at End of Year	21.763	21.051	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	14,242
Ven 9 No. of Units	476	491	506	520	535	1,829	1,755	1,864	2,711	2,486
No. of Units	—	—	—	531,913	—	9,967	10,247	14,331	15,176	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	16.213	—	13.004	14.454	13.890	13.561	13.483
Value at End of Year	—	—	—	18.597	—	16.213	13.004	14.454	13.890	13.561
No. of Units	—	—	—	21,855	—	4,545	813	888	1,629	1,618
Strategic Opportunities Trust (merged into Large Cap Trust eff 04-27-2007) - Series I Shares (units first credited 06-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	27.305	25.235
Value at End of Year	—	—	—	—	—	—	—	—	30.199	27.305
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	4,765,178	6,053,185
Ven 24 No. of Units	—	—	—	—	—	—	—	—	87,779	102,849
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	8.805	8.154
Value at End of Year	—	—	—	—	—	—	—	—	9.719	8.805
No. of Units	—	—	—	—	—	—	—	—	94,258	95,649
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	8.827	8.186
Value at End of Year	—	—	—	—	—	—	—	—	9.728	8.827
No. of Units	—	—	—	—	—	—	—	—	257,972	330,321
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	27.305	25.235
Value at End of Year	—	—	—	—	—	—	—	—	30.199	27.305
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	3,297,170	3,996,865
Ven 9 No. of Units	—	—	—	—	—	—	—	—	675,075	841,497
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	27.305	25.235
Value at End of Year	—	—	—	—	—	—	—	—	30.199	27.305
No. of Units	—	—	—	—	—	—	—	—	276,067	329,542
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	45.290	41.811
Value at End of Year	—	—	—	—	—	—	—	—	50.146	45.290
No. of Units	—	—	—	—	—	—	—	—	4,693	4,699
Strategic Opportunities Trust (merged into Large Cap Trust eff 04-27-2007) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.180	11.275
Value at End of Year	—	—	—	—	—	—	—	—	13.442	12.180
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	364,006	387,884
Ven 24 No. of Units	—	—	—	—	—	—	—	—	71,997	81,753
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	12.092	11.215
Value at End of Year	—	—	—	—	—	—	—	—	13.318	12.092
No. of Units	—	—	—	—	—	—	—	—	36,825	38,453

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	12.026	11.171
Value at End of Year	—	—	—	—	—	—	—	—	13.226	12.026
No. of Units	—	—	—	—	—	—	—	—	23,586	23,747
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	12.180	—
Value at End of Year	—	—	—	—	—	—	—	—	13.442	—
Ven 9 No. of Units	—	—	—	—	—	—	—	—	496	—
Strategic Value Trust (formerly Capital Opportunities Trust) (merged into Large Cap Value Trust eff 12-01-2006) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.242
Value at End of Year	—	—	—	—	—	—	—	—	—	11.053
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	995,596
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	24,281
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.160
Value at End of Year	—	—	—	—	—	—	—	—	—	10.951
No. of Units	—	—	—	—	—	—	—	—	—	37,808
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.098
Value at End of Year	—	—	—	—	—	—	—	—	—	10.874
No. of Units	—	—	—	—	—	—	—	—	—	94,595
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.242
Value at End of Year	—	—	—	—	—	—	—	—	—	11.053
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	87,397
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	11,776
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.242
Value at End of Year	—	—	—	—	—	—	—	—	—	11.053
No. of Units	—	—	—	—	—	—	—	—	—	5,435
Strategic Value Trust (formerly Capital Opportunities Trust) (merged into Large Cap Value Trust eff 12-01-2006) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.481
Value at End of Year	—	—	—	—	—	—	—	—	—	14.204
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	281,689
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	176,263
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.404
Value at End of Year	—	—	—	—	—	—	—	—	—	14.101
No. of Units	—	—	—	—	—	—	—	—	—	24,513
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.348
Value at End of Year	—	—	—	—	—	—	—	—	—	14.025
No. of Units	—	—	—	—	—	—	—	—	—	67,453
Total Bond Market Trust A (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 08-02-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	13.122	12.424	12.500	—	—	—	—	—
Value at End of Year	—	—	—	13.122	12.424	—	—	—	—	—
Venture No. of Units	—	—	—	1,837,472	439,859	—	—	—	—	—
NY Venture No. of Units	—	—	—	66,962	53,592	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	15.211	14.438	12.500	—	—	—	—	—
Value at End of Year	—	—	—	15.211	14.438	—	—	—	—	—
Ven 22, 20 No. of Units	—	—	—	470,536	105,962	—	—	—	—	—
Ven 24 No. of Units	—	—	—	30,322	1,559	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	15.070	12.500	—	—	—	—	—	—
Value at End of Year	—	—	—	15.070	—	—	—	—	—	—
No. of Units	—	—	—	7,308	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	13.057	12.500	—	—	—	—	—	—
Value at End of Year	—	—	—	13.057	—	—	—	—	—	—
No. of Units	—	—	—	3,198	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	14.965	14.254	12.500	—	—	—	—	—
Value at End of Year	—	—	—	14.965	14.254	—	—	—	—	—
No. of Units	—	—	—	45,495	5,926	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	13.085	12.414	12.500	—	—	—	—	—
Value at End of Year	—	—	—	13.085	12.414	—	—	—	—	—
Venture No. of Units	—	—	—	553,824	156,733	—	—	—	—	—
NY Venture No. of Units	—	—	—	28,284	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	15.211	14.438	12.500	—	—	—	—	—
Value at End of Year	—	—	—	15.211	14.438	—	—	—	—	—
Ven 9 No. of Units	—	—	—	2,504	—	—	—	—	—	—
No. of Units	—	—	—	11,306	453	—	—	—	—	—
Total Bond Market Trust B - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	11.977	12.461	12.500	—	—	—	—	—	—	—
Value at End of Year	12.538	11.977	12.461	—	—	—	—	—	—	—
Venture No. of Units	785,993	1,079,968	2,411,597	—	—	—	—	—	—	—
NY Venture No. of Units	28,463	48,483	84,498	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.957	12.422	—	—	—	—	—	—	—	—
Value at End of Year	12.536	11.957	—	—	—	—	—	—	—	—
Venture No. of Units	216,507	61,669	—	—	—	—	—	—	—	—
NY Venture No. of Units	19,733	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.942	12.456	12.500	—	—	—	—	—	—	—
Value at End of Year	12.470	11.942	12.456	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	371,010	345,996	675,999	—	—	—	—	—	—	—
Ven 24 No. of Units	30,505	34,510	51,717	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.914	12.452	12.500	—	—	—	—	—	—	—
Value at End of Year	12.416	11.914	12.452	—	—	—	—	—	—	—
No. of Units	14,415	14,479	465	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.928	12.454	12.500	—	—	—	—	—	—	—
Value at End of Year	—	11.928	12.454	—	—	—	—	—	—	—
No. of Units	—	5,448	8,986	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.949	12.457	—	—	—	—	—	—	—	—
Value at End of Year	12.484	11.949	—	—	—	—	—	—	—	—
No. of Units	11,029	1,703	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.893	12.449	12.500	—	—	—	—	—	—	—
Value at End of Year	12.376	11.893	12.449	—	—	—	—	—	—	—
No. of Units	16,904	14,006	38,460	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.949	12.457	12.500	—	—	—	—	—	—	—
Value at End of Year	12.484	11.949	12.457	—	—	—	—	—	—	—
Venture No. of Units	376,133	478,808	888,772	—	—	—	—	—	—	—
NY Venture No. of Units	18,318	39,002	47,056	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.970	12.460	—	—	—	—	—	—	—	—
Value at End of Year	12.524	11.970	—	—	—	—	—	—	—	—
Venture No. of Units	108,552	62,265	—	—	—	—	—	—	—	—
NY Venture No. of Units	177,225	—	—	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.900	12.450	12.500	—	—	—	—	—	—	—
Value at End of Year	—	11.900	12.450	—	—	—	—	—	—	—
NY Venture No. of Units	—	1,913	1,660	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.430	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,388	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	11.942	12.456	12.500	—	—	—	—	—	—	—
Value at End of Year	12.470	11.942	12.456	—	—	—	—	—	—	—
Ven 9 No. of Units	680	882	3,251	—	—	—	—	—	—	—
No. of Units	21,284	11,133	21,133	—	—	—	—	—	—	—
Total Return Trust - Series I Shares (units first credited 05-01-1999)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	18.570	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	18.570	—	—	—	—	—	—	—
Venture No. of Units	—	—	66	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564
Value at End of Year	24.106	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739
Ven 22, 20 No. of Units	1,896,836	2,262,132	2,794,711	3,255,358	3,999,673	4,490,337	4,879,620	5,702,768	7,219,050	8,524,495
Ven 24 No. of Units	96,470	111,795	143,326	168,544	203,021	240,117	240,660	324,568	375,350	453,502
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.220	22.009	20.616	20.159	19.030	17.022	16.832	15.766	15.464	15.333
Value at End of Year	21.872	21.220	22.009	20.616	20.159	19.030	17.022	16.832	15.766	15.464
No. of Units	44,858	46,214	52,251	64,924	81,038	87,579	87,522	97,038	124,195	136,043
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.995	22.847	21.434	20.990	19.843	17.777	17.605	16.515	16.222	16.109
Value at End of Year	22.637	21.995	22.847	21.434	20.990	19.843	17.777	17.605	16.515	16.222
No. of Units	140,556	163,729	223,626	333,231	428,096	530,489	633,535	772,851	1,051,023	1,191,675
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564
Value at End of Year	24.106	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739
Ven 7, 8 No. of Units	452,266	571,327	687,227	774,168	821,550	940,140	951,680	922,607	992,396	1,207,624
Ven 9 No. of Units	99,494	119,735	142,900	145,054	168,674	189,756	180,168	191,545	197,602	243,091
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564
Value at End of Year	24.106	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739
No. of Units	30,193	31,511	48,816	52,366	69,630	50,940	66,655	58,716	60,994	86,061
Total Return Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.715	18.329	17.123	16.702	15.730	14.037	13.840	12.930	12.500	—
Value at End of Year	18.294	17.715	18.329	17.123	16.702	15.730	14.037	13.840	12.930	—
Venture No. of Units	403,806	749,495	1,040,886	961,136	1,032,723	1,095,932	489,050	289,213	97,826	—
NY Venture No. of Units	29,621	55,585	63,858	66,096	69,224	60,973	33,205	13,778	3,004	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.059	12.457	—	—	—	—	—	—	—	—
Value at End of Year	12.471	12.059	—	—	—	—	—	—	—	—
Venture No. of Units	332,962	155,590	—	—	—	—	—	—	—	—
NY Venture No. of Units	19,028	5,035	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.723	20.457	19.159	18.735	17.689	15.824	15.641	14.650	14.365	14.246
Value at End of Year	20.316	19.723	20.457	19.159	18.735	17.689	15.824	15.641	14.650	14.365
Ven 22, 20 No. of Units	993,552	1,325,314	1,835,547	2,112,982	2,621,562	2,694,893	2,511,107	2,480,202	2,749,259	2,856,699
Ven 24 No. of Units	277,589	396,089	483,698	550,194	657,731	739,908	714,860	716,595	814,856	852,979
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.269	20.026	18.794	18.414	17.420	15.615	15.465	14.515	14.261	14.171
Value at End of Year	19.809	19.269	20.026	18.794	18.414	17.420	15.615	15.465	14.515	14.261
No. of Units	72,882	114,644	131,565	142,943	198,259	222,831	179,375	192,640	204,746	183,658

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.246	17.906	16.787	16.431	15.529	13.906	13.759	12.900	12.500	—
Value at End of Year	—	17.246	17.906	16.787	16.431	15.529	13.906	13.759	12.900	—
No. of Units	—	16,079	24,712	27,943	30,049	46,586	34,384	9,817	3,612	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.446	18.086	—	—	—	—	—	—	—	—
Value at End of Year	17.979	17.446	—	—	—	—	—	—	—	—
No. of Units	16,771	4,501	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.936	19.709	18.524	18.177	17.222	15.460	15.335	14.414	14.183	14.115
Value at End of Year	19.437	18.936	19.709	18.524	18.177	17.222	15.460	15.335	14.414	14.183
No. of Units	206,442	235,078	334,497	350,084	472,346	537,037	511,643	592,962	656,118	852,235
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.446	18.086	16.930	16.547	15.615	13.962	13.793	12.913	12.500	—
Value at End of Year	17.979	17.446	18.086	16.930	16.547	15.615	13.962	13.793	12.913	—
Venture No. of Units	213,981	303,628	420,937	562,231	579,061	559,423	377,861	125,720	31,098	—
NY Venture No. of Units	16,010	36,321	36,695	37,664	39,145	39,504	22,773	4,751	4,638	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.033	12.456	—	—	—	—	—	—	—	—
Value at End of Year	12.420	12.033	—	—	—	—	—	—	—	—
Venture No. of Units	143,405	60,109	—	—	—	—	—	—	—	—
NY Venture No. of Units	30,882	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.046	19.814	18.613	18.255	17.288	15.512	15.378	14.448	12.500	—
Value at End of Year	—	19.046	19.814	18.613	18.255	17.288	15.512	15.378	14.448	—
NY Venture No. of Units	—	6,736	7,962	8,728	7,002	7,342	8,135	2,837	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	19.934	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,890	—	—	—	—	—	—	—	—	—
Total Stock Market Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.738	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167	10.714
Value at End of Year	19.498	17.738	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167
Ven 22, 20 No. of Units	276,765	219,054	253,072	286,623	359,944	421,864	453,825	665,016	886,552	1,023,839
Ven 24 No. of Units	10,172	10,704	11,194	11,208	11,254	14,102	23,928	32,483	42,370	40,031
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.726	14.264	12.550	12.717	11.026	8.694	14.068	13.593	11.979	11.516
Value at End of Year	20.543	18.726	14.264	12.550	12.717	11.026	8.694	14.068	13.593	11.979
No. of Units	4,577	4,831	3,272	3,240	5,080	5,058	5,075	6,714	7,797	49,795
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.427	13.295	11.715	11.889	10.323	8.152	13.211	12.784	11.283	10.863
Value at End of Year	19.089	17.427	13.295	11.715	11.889	10.323	8.152	13.211	12.784	11.283
No. of Units	7,147	10,736	16,627	16,772	22,983	31,149	41,232	67,979	76,602	98,421
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.738	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167	10.714
Value at End of Year	19.498	17.738	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167
Ven 7, 8 No. of Units	37,205	36,711	31,435	36,952	35,984	39,379	44,700	57,373	87,759	96,813
Ven 9 No. of Units	8,740	9,474	8,191	6,904	6,974	8,912	10,484	11,588	23,502	23,055
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	11.974	10.361	8.154	13.167	12.697	11.167	19.205
Value at End of Year	—	—	—	11.841	11.974	10.361	8.154	13.167	12.697	11.167
No. of Units	—	—	—	589	596	597	598	3,558	43,280	43,446
Total Stock Market Index Trust - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.495	17.903	15.758	15.955	13.842	10.922	17.662	17.062	15.033	14.461
Value at End of Year	25.786	23.495	17.903	15.758	15.955	13.842	10.922	17.662	17.062	15.033
Ven 22, 20 No. of Units	177,334	165,239	164,918	179,449	272,643	453,997	490,041	525,072	524,997	479,230
Ven 24 No. of Units	36,169	36,692	57,748	60,606	69,812	69,603	102,186	73,858	114,319	91,450

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.954	17.526	15.457	15.681	13.632	10.777	17.464	16.904	14.924	14.385
Value at End of Year	25.142	22.954	17.526	15.457	15.681	13.632	10.777	17.464	16.904	14.924
No. of Units	9,882	3,050	7,295	5,353	5,812	10,832	13,892	12,964	19,273	56,929
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.557	17.248	15.235	15.479	13.477	10.671	17.317	16.787	14.843	14.328
Value at End of Year	24.670	22.557	17.248	15.235	15.479	13.477	10.671	17.317	16.787	14.843
No. of Units	5,180	5,489	9,444	25,415	34,898	43,062	62,135	67,533	60,473	63,864
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	17.662	17.045	—	—
Value at End of Year	—	—	—	—	—	—	10.922	17.662	—	—
No. of Units	—	—	—	—	—	—	4,558	4,559	—	—
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008) - Series I Shares (units first credited 04-23-1991)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	32.899	30.558	30.371
Value at End of Year	—	—	—	—	—	—	—	32.850	32.899	30.558
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	7,876,734	10,804,652	14,442,611
Ven 24 No. of Units	—	—	—	—	—	—	—	246,890	336,464	409,047
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	11.256	10.476	10.432
Value at End of Year	—	—	—	—	—	—	—	11.217	11.256	10.476
No. of Units	—	—	—	—	—	—	—	187,112	213,682	244,204
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	10.608	9.888	9.861
Value at End of Year	—	—	—	—	—	—	—	10.555	10.608	9.888
No. of Units	—	—	—	—	—	—	—	808,067	1,030,490	1,226,520
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	32.899	30.558	30.371
Value at End of Year	—	—	—	—	—	—	—	32.850	32.899	30.558
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	3,660,572	4,570,352	5,765,877
Ven 9 No. of Units	—	—	—	—	—	—	—	1,020,861	1,255,520	1,567,196
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	32.899	30.558	30.371
Value at End of Year	—	—	—	—	—	—	—	32.850	32.899	30.558
No. of Units	—	—	—	—	—	—	—	246,608	295,141	352,698
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	14.579	13.565	13.507
Value at End of Year	—	—	—	—	—	—	—	14.518	14.579	13.565
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	1,008,394	1,188,527	1,260,755
Ven 24 No. of Units	—	—	—	—	—	—	—	265,481	302,166	319,240
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	14.445	13.466	13.436
Value at End of Year	—	—	—	—	—	—	—	14.355	14.445	13.466
No. of Units	—	—	—	—	—	—	—	89,832	102,795	123,670
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	14.345	13.393	13.383
Value at End of Year	—	—	—	—	—	—	—	14.234	14.345	13.393
No. of Units	—	—	—	—	—	—	—	276,808	320,762	382,827
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	14.579	13.565	13.507
Value at End of Year	—	—	—	—	—	—	—	14.518	14.579	13.565
Ven 9 No. of Units	—	—	—	—	—	—	—	814	821	540
U.S. Equity Trust - Series I Shares (units first credited 04-27-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.090	12.725	12.500	—	—	—	—	—	—	—
Value at End of Year	17.616	16.090	12.725	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	2,710,583	3,166,721	3,635,635	—	—	—	—	—	—	—
Ven 24 No. of Units	45,503	54,486	62,773	—	—	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.036	12.707	12.500	—	—	—	—	—	—	—
Value at End of Year	17.522	16.036	12.707	—	—	—	—	—	—	—
No. of Units	14,745	15,076	15,412	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	15.995	12.694	12.500	—	—	—	—	—	—	—
Value at End of Year	17.452	15.995	12.694	—	—	—	—	—	—	—
No. of Units	49,586	58,625	64,929	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.090	12.725	12.500	—	—	—	—	—	—	—
Value at End of Year	17.616	16.090	12.725	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	2,231,428	2,544,277	2,908,241	—	—	—	—	—	—	—
Ven 9 No. of Units	501,755	562,669	627,325	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.090	12.725	12.500	—	—	—	—	—	—	—
Value at End of Year	17.616	16.090	12.725	—	—	—	—	—	—	—
No. of Units	236,713	250,604	289,567	—	—	—	—	—	—	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	16.119	12.734	12.500	—	—	—	—	—	—	—
Value at End of Year	17.667	16.119	12.734	—	—	—	—	—	—	—
No. of Units	16,219	16,228	16,238	—	—	—	—	—	—	—
U.S. Equity Trust - Series II Shares (units first credited 04-27-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.044	12.704	12.500	—	—	—	—	—	—	—
Value at End of Year	17.524	16.044	12.704	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	126,727	156,455	159,433	—	—	—	—	—	—	—
Ven 24 No. of Units	37,151	38,190	53,340	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.990	12.687	12.500	—	—	—	—	—	—	—
Value at End of Year	17.430	15.990	12.687	—	—	—	—	—	—	—
No. of Units	2,654	2,767	3,931	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	15.950	12.674	12.500	—	—	—	—	—	—	—
Value at End of Year	17.360	15.950	12.674	—	—	—	—	—	—	—
No. of Units	4,592	5,922	13,820	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.044	12.704	12.500	—	—	—	—	—	—	—
Value at End of Year	17.524	16.044	12.704	—	—	—	—	—	—	—
Ven 9 No. of Units	399	411	423	—	—	—	—	—	—	—
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008) - Series I Shares (units first credited 05-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	10.418	13.005	12.500
Value at End of Year	—	—	—	—	—	—	—	13.341	10.418	13.005
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	744,749	934,858	1,110,398
Ven 24 No. of Units	—	—	—	—	—	—	—	4,951	5,780	9,213
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	12.987	12.962	12.500
Value at End of Year	—	—	—	—	—	—	—	13.243	12.987	12.962
No. of Units	—	—	—	—	—	—	—	16,151	24,103	26,930
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.935	12.929	12.500
Value at End of Year	—	—	—	—	—	—	—	13.171	12.935	12.929
No. of Units	—	—	—	—	—	—	—	84,381	101,588	105,888
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	13.056	13.005	12.500
Value at End of Year	—	—	—	—	—	—	—	13.341	13.056	13.005
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	178,105	230,243	302,195
Ven 9 No. of Units	—	—	—	—	—	—	—	2,371	3,549	6,187

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	13.056	13.005	12.500
Value at End of Year	—	—	—	—	—	—	—	13.341	13.056	13.005
No. of Units	—	—	—	—	—	—	—	203	5,317	6,355
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008) - Series II Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.030	13.018	13.088
Value at End of Year	—	—	—	—	—	—	—	13.296	13.030	13.018
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	374,742	417,316	442,074
Ven 24 No. of Units	—	—	—	—	—	—	—	106,517	116,308	129,539
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	12.961	12.975	13.071
Value at End of Year	—	—	—	—	—	—	—	13.199	12.961	12.975
No. of Units	—	—	—	—	—	—	—	54,326	66,808	66,501
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.909	12.943	13.058
Value at End of Year	—	—	—	—	—	—	—	13.127	12.909	12.943
No. of Units	—	—	—	—	—	—	—	64,991	82,828	91,514
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	23.317	23.984	23.582	22.908	22.869
Value at End of Year	—	—	—	—	—	24.921	23.317	23.984	23.582	22.908
Ven 22, 20 No. of Units	—	—	—	—	—	1,318,617	1,558,790	1,709,656	2,103,126	2,751,334
Ven 24 No. of Units	—	—	—	—	—	59,392	105,303	97,984	113,425	145,201
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	14.281	14.720	14.502	14.116	14.120
Value at End of Year	—	—	—	—	—	15.234	14.281	14.720	14.502	14.116
No. of Units	—	—	—	—	—	32,307	41,701	38,059	47,618	74,474
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	14.966	15.448	15.242	14.859	14.886
Value at End of Year	—	—	—	—	—	15.940	14.966	15.448	15.242	14.859
No. of Units	—	—	—	—	—	220,522	299,741	398,335	484,527	555,575
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	23.317	23.984	23.582	22.908	22.869
Value at End of Year	—	—	—	—	—	24.921	23.317	23.984	23.582	22.908
Ven 7, 8 No. of Units	—	—	—	—	—	693,719	790,712	889,595	1,065,069	1,297,081
Ven 9 No. of Units	—	—	—	—	—	292,161	326,422	385,519	380,618	462,479
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	23.317	23.984	23.582	22.908	22.869
Value at End of Year	—	—	—	—	—	24.921	23.317	23.984	23.582	22.908
No. of Units	—	—	—	—	—	70,232	62,074	66,069	78,999	105,019
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.862	13.228	13.001	12.500	—
Value at End of Year	—	—	—	—	—	13.760	12.862	13.228	13.001	—
Venture No. of Units	—	—	—	—	—	257,580	144,268	22,961	8,768	—
NY Venture No. of Units	—	—	—	—	—	4,543	350	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.476	13.894	13.690	13.325	13.318
Value at End of Year	—	—	—	—	—	14.381	13.476	13.894	13.690	13.325
Ven 22, 20 No. of Units	—	—	—	—	—	761,457	905,277	707,094	880,139	948,394
Ven 24 No. of Units	—	—	—	—	—	209,810	244,735	175,887	167,526	177,205
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	13.298	13.739	13.564	13.228	13.248
Value at End of Year	—	—	—	—	—	14.163	13.298	13.739	13.564	13.228
No. of Units	—	—	—	—	—	60,840	65,035	56,946	68,127	77,626
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.742	13.151	12.971	12.500	—
Value at End of Year	—	—	—	—	—	13.585	12.742	13.151	12.971	—
No. of Units	—	—	—	—	—	20,471	5,525	6,805	1,802	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	13.166	13.623	13.470	13.156	13.196
Value at End of Year	—	—	—	—	—	14.002	13.166	13.623	13.470	13.156
No. of Units	—	—	—	—	—	393,895	474,395	465,221	464,919	543,231
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.793	13.184	12.984	12.500	—
Value at End of Year	—	—	—	—	—	13.660	12.793	13.184	12.984	—
Venture No. of Units	—	—	—	—	—	151,455	138,052	10,879	23,304	—
NY Venture No. of Units	—	—	—	—	—	9,358	6,374	4,493	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	13.210	13.661	13.548	12.500	—
Value at End of Year	—	—	—	—	—	14.055	13.210	13.661	13.501	—
NY Venture No. of Units	—	—	—	—	—	4,471	3,191	3,527	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	13.476	13.894	13.690	—	—
Value at End of Year	—	—	—	—	—	14.381	13.476	13.894	13.690	—
No. of Units	—	—	—	—	—	18,744	23,276	23,278	18,747	—
U.S. High Yield Bond Trust (merged into High Yield Trust eff 11-08-2010) - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	10.959	14.077	13.903	12.880	12.500
Value at End of Year	—	—	—	—	—	15.818	10.959	14.077	13.903	12.880
Ven 22, 20 No. of Units	—	—	—	—	—	133,900	47,141	25,434	30,290	19,767
Ven 24 No. of Units	—	—	—	—	—	11,704	12,618	11,916	1,122	667
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	10.879	14.003	13.857	12.863	12.500
Value at End of Year	—	—	—	—	—	15.672	10.879	14.003	13.857	12.863
No. of Units	—	—	—	—	—	4,655	1,999	1,150	2,586	155
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	10.819	13.947	13.823	12.850	12.500
Value at End of Year	—	—	—	—	—	15.562	10.819	13.947	13.823	12.850
No. of Units	—	—	—	—	—	2,839	2,162	2,563	19,313	4,385
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	10.959	14.077	13.903	12.880	12.500
Value at End of Year	—	—	—	—	—	15.818	10.959	14.077	13.903	12.880
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	63
No. of Units	—	—	—	—	—	12,000	1,095	3,677	914	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	15.818	—	—	—	—
No. of Units	—	—	—	—	—	412	—	—	—	—
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009) Series I Shares (units first credited 05-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.911	15.174	13.906	13.326
Value at End of Year	—	—	—	—	—	—	8.985	14.911	15.174	13.906
Ven 22, 20 No. of Units	—	—	—	—	—	—	5,293,370	7,069,399	9,783,655	12,551,192
Ven 24 No. of Units	—	—	—	—	—	—	179,029	225,964	305,541	376,012
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	13.688	13.958	12.816	12.307
Value at End of Year	—	—	—	—	—	—	8.232	13.688	13.958	12.816
No. of Units	—	—	—	—	—	—	53,332	61,230	69,492	81,755
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.068	14.367	13.212	12.705
Value at End of Year	—	—	—	—	—	—	8.447	14.068	14.367	13.212
No. of Units	—	—	—	—	—	—	254,260	341,730	396,363	462,545
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.911	15.174	13.906	13.326
Value at End of Year	—	—	—	—	—	—	8.985	14.911	15.174	13.906
Ven 7, 8 No. of Units	—	—	—	—	—	—	400,460	532,372	704,824	906,374
Ven 9 No. of Units	—	—	—	—	—	—	134,139	176,765	217,079	271,066

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.911	15.174	13.906	13.326
Value at End of Year	—	—	—	—	—	—	8.985	14.911	15.174	13.906
No. of Units	—	—	—	—	—	—	32,836	49,020	55,484	75,863
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009)
Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.710	12.925	12.500	—
Value at End of Year	—	—	—	—	—	—	7.664	12.710	12.925	—
Venture No. of Units	—	—	—	—	—	—	125,264	75,475	20,149	—
NY Venture No. of Units	—	—	—	—	—	—	3,012	3,419	681	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	16.014	16.326	15.001	14.388
Value at End of Year	—	—	—	—	—	—	9.632	16.014	16.326	15.001
Ven 22, 20 No. of Units	—	—	—	—	—	—	946,513	1,077,333	1,220,700	1,378,444
Ven 24 No. of Units	—	—	—	—	—	—	240,880	235,754	236,363	233,145
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	15.834	16.175	14.893	14.313
Value at End of Year	—	—	—	—	—	—	9.505	15.834	16.175	14.893
No. of Units	—	—	—	—	—	—	49,925	51,511	64,315	82,397
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.636	12.895	12.500	—
Value at End of Year	—	—	—	—	—	—	7.592	12.636	12.895	—
No. of Units	—	—	—	—	—	—	5,721	4,896	485	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.701	16.063	14.812	14.256
Value at End of Year	—	—	—	—	—	—	9.410	15.701	16.063	14.812
No. of Units	—	—	—	—	—	—	144,047	187,746	215,208	223,068
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.668	12.908	12.500	—
Value at End of Year	—	—	—	—	—	—	7.623	12.668	12.908	—
Venture No. of Units	—	—	—	—	—	—	65,901	45,219	17,934	—
NY Venture No. of Units	—	—	—	—	—	—	2,624	607	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	15.745	16.100	12.500	—
Value at End of Year	—	—	—	—	—	—	9.442	15.745	16.100	—
NY Venture No. of Units	—	—	—	—	—	—	1,805	1,839	1,012	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.326	15.001	14.388
Value at End of Year	—	—	—	—	—	—	—	16.014	16.326	15.001
Ven 9 No. of Units	—	—	—	—	—	—	—	407	407	407
Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.011	12.183	12.279	12.431	12.500	—	—	—	—	—
Value at End of Year	11.838	12.011	12.183	12.279	12.431	—	—	—	—	—
Venture No. of Units	2,488,609	2,448,343	1,542,782	1,646,621	495,795	—	—	—	—	—
NY Venture No. of Units	60,982	131,008	167,903	162,673	9,795	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.334	12.491	—	—	—	—	—	—	—	—
Value at End of Year	12.174	12.334	—	—	—	—	—	—	—	—
Venture No. of Units	521,296	279,099	—	—	—	—	—	—	—	—
NY Venture No. of Units	113,904	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.909	12.109	12.236	12.418	12.500	—	—	—	—	—
Value at End of Year	11.708	11.909	12.109	12.236	12.418	—	—	—	—	—
Ven 22, 20 No. of Units	1,896,657	1,542,141	778,996	840,580	222,041	—	—	—	—	—
Ven 24 No. of Units	104,037	183,761	72,905	29,852	1,824	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.828	12.201	—	12.407	12.500	—	—	—	—	—
Value at End of Year	11.605	11.828	—	12.201	12.407	—	—	—	—	—
No. of Units	141,409	140,307	—	12,367	61	—	—	—	—	—

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.868	12.080	12.219	12.413	12.500	—	—	—	—	—
Value at End of Year	—	11.868	12.080	12.219	12.413	—	—	—	—	—
No. of Units	—	22,433	19,942	2,363	721	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.929	12.124	—	—	—	—	—	—	—	—
Value at End of Year	11.734	11.929	—	—	—	—	—	—	—	—
No. of Units	19,218	4,092	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.768	12.007	12.176	12.400	12.500	—	—	—	—	—
Value at End of Year	11.528	11.768	12.007	12.176	12.400	—	—	—	—	—
No. of Units	59,665	95,665	57,112	38,915	15,518	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.929	12.124	12.244	12.420	12.500	—	—	—	—	—
Value at End of Year	11.734	11.929	12.124	12.244	12.420	—	—	—	—	—
Venture No. of Units	790,418	1,423,890	797,902	508,483	111,981	—	—	—	—	—
NY Venture No. of Units	50,354	134,496	32,500	44,480	4,224	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.991	12.168	—	—	—	—	—	—	—	—
Value at End of Year	11.812	11.991	—	—	—	—	—	—	—	—
Venture No. of Units	341,095	83,500	—	—	—	—	—	—	—	—
NY Venture No. of Units	37,808	21,844	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.788	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	11.788	—	—	—	—	—	—	—	—
NY Venture No. of Units	—	1,953	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.848	12.065	—	—	—	—	—	—	—	—
Value at End of Year	11.631	11.848	—	—	—	—	—	—	—	—
NY Venture No. of Units	7,936	4,906	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	11.909	12.109	12.236	12.418	12.500	—	—	—	—	—
Value at End of Year	11.708	11.909	12.109	12.236	12.418	—	—	—	—	—
Ven 9 No. of Units	15,237	15,170	4,176	4,888	—	—	—	—	—	—
No. of Units	134,427	113,174	26,774	39,365	8,458	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	11.909	12.109	12.236	12.418	12.500	—	—	—	—	—
Value at End of Year	11.708	11.909	12.109	12.236	12.418	—	—	—	—	—
No. of Units	35,942	24,512	8,670	4,896	1,651	—	—	—	—	—
Utilities Trust - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818
Value at End of Year	30.817	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615
Ven 22, 20 No. of Units	300,556	310,322	322,412	395,336	441,147	550,462	655,193	1,106,668	1,385,421	1,588,012
Ven 24 No. of Units	11,522	11,261	17,186	23,470	30,508	39,108	30,000	48,941	80,785	56,720
Ven 22, 20 Contracts with GEM
Value at Start of Year	27.062	22.808	20.393	19.429	17.330	13.164	21.803	17.391	13.488	11.732
Value at End of Year	29.985	27.062	22.808	20.393	19.429	17.330	13.164	21.803	17.391	13.488
No. of Units	6,520	6,349	11,470	12,618	15,566	18,728	22,973	24,492	30,912	45,318
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	26.552	22.412	20.069	19.150	17.105	13.013	21.586	17.243	13.394	11.667
Value at End of Year	29.376	26.552	22.412	20.069	19.150	17.105	13.013	21.586	17.243	13.394
No. of Units	35,931	37,234	39,596	45,152	50,708	79,438	83,485	129,163	152,846	151,571
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818
Value at End of Year	30.817	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615
Ven 7, 8 No. of Units	74,053	68,005	78,056	80,849	80,849	90,925	95,471	156,114	161,198	132,095
Ven 9 No. of Units	10,870	12,089	15,465	19,894	22,220	30,131	32,278	47,480	66,540	58,046

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Ven 3 Contracts with no Optional Riders
Value at Start of Year	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818
Value at End of Year	30.817	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615
No. of Units	5,142	5,057	7,568	9,272	10,102	20,035	18,691	20,683	11,604	10,426
Utilities Trust - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	42.373	35.705	31.943	30.394	27.127	20.611	34.118	27.223	21.111	18.366
Value at End of Year	46.970	42.373	35.705	31.943	30.394	27.127	20.611	34.118	27.223	21.111
Ven 22, 20 No. of Units	108,510	122,365	155,471	230,852	238,750	278,931	328,004	414,891	433,071	420,537
Ven 24 No. of Units	26,773	33,266	39,342	46,817	48,192	62,673	65,881	66,225	73,397	65,416
Ven 22, 20 Contracts with GEM
Value at Start of Year	41.398	34.953	31.333	29.873	26.716	20.339	33.736	26.973	20.958	18.270
Value at End of Year	45.798	41.398	34.953	31.333	29.873	26.716	20.339	33.736	26.973	20.958
No. of Units	3,756	4,240	8,270	12,480	13,914	16,596	23,379	26,950	27,798	35,771
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	40.681	34.399	30.884	29.489	26.411	20.138	33.452	26.786	20.844	18.198
Value at End of Year	44.938	40.681	34.399	30.884	29.489	26.411	20.138	33.452	26.786	20.844
No. of Units	34,299	38,147	47,076	55,122	68,818	74,075	76,017	94,666	97,999	85,040
Value Trust - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727
Value at End of Year	47.788	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007
Ven 22, 20 No. of Units	699,492	883,909	1,008,633	1,165,545	1,352,600	1,567,682	1,993,547	2,738,144	3,479,009	4,112,215
Ven 24 No. of Units	19,890	23,683	26,710	29,546	34,694	42,530	48,782	65,009	103,356	105,003
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.149	22.626	19.581	19.704	16.381	11.790	20.263	19.028	15.973	14.419
Value at End of Year	32.585	30.149	22.626	19.581	19.704	16.381	11.790	20.263	19.028	15.973
No. of Units	14,439	14,797	15,971	21,473	23,922	25,404	26,314	48,833	58,976	72,774
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	38.163	28.683	24.861	25.054	20.861	15.037	25.882	24.341	20.463	18.500
Value at End of Year	41.185	38.163	28.683	24.861	25.054	20.861	15.037	25.882	24.341	20.463
No. of Units	24,512	30,454	37,049	43,314	54,786	63,843	92,292	129,408	157,291	168,658
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727
Value at End of Year	47.788	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007
Ven 7, 8 No. of Units	89,607	104,043	120,988	136,308	165,841	188,301	242,452	308,190	376,700	435,336
Ven 9 No. of Units	49,723	56,066	62,099	74,130	83,349	93,637	117,902	162,877	199,037	226,613
Ven 3 Contracts with no Optional Riders
Value at Start of Year	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727
Value at End of Year	47.788	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007
No. of Units	4,523	8,740	6,860	14,492	12,249	13,232	14,568	21,249	20,983	30,710
Value Trust - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	22.008	16.479	14.226	14.271	11.836	8.504	14.571	13.648	12.500	—
Value at End of Year	23.848	22.008	16.479	14.226	14.271	11.836	8.504	14.571	13.648	—
Venture No. of Units	33,736	96,355	112,657	113,129	124,746	123,449	129,860	114,627	24,355	—
NY Venture No. of Units	3,052	11,138	15,239	18,480	19,007	18,276	17,557	18,807	3,898	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.946	12.669	—	—	—	—	—	—	—	—
Value at End of Year	18.390	16.946	—	—	—	—	—	—	—	—
Venture No. of Units	68,696	16,984	—	—	—	—	—	—	—	—
NY Venture No. of Units	13,124	5,129	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.850	23.156	20.041	20.155	16.758	12.071	20.734	19.469	16.344	14.752
Value at End of Year	33.345	30.850	23.156	20.041	20.155	16.758	12.071	20.734	19.469	16.344
Ven 22, 20 No. of Units	198,860	254,609	267,932	263,416	344,384	377,567	434,102	499,597	539,785	469,625
Ven 24 No. of Units	16,468	21,981	30,308	30,807	38,299	41,206	47,727	60,138	69,861	66,996
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.140	22.668	19.658	19.809	16.504	11.911	20.501	19.290	16.226	14.674
Value at End of Year	32.512	30.140	22.668	19.658	19.809	16.504	11.911	20.501	19.290	16.226
No. of Units	6,189	6,391	6,519	6,793	8,212	10,034	15,573	42,700	43,497	31,187

Venture Prior

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.425	16.098	13.946	14.039	11.685	8.425	14.486	13.616	12.500	—
Value at End of Year	—	21.425	16.098	13.946	14.039	11.685	8.425	14.486	13.616	—
No. of Units	—	8,141	10,896	13,248	14,560	16,142	17,369	14,280	2,153	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.673	16.260	—	—	—	—	—	—	—	—
Value at End of Year	23.437	21.673	—	—	—	—	—	—	—	—
No. of Units	8,179	1,067	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.618	22.309	19.376	19.554	16.316	11.793	20.329	19.156	16.137	14.616
Value at End of Year	31.901	29.618	22.309	19.376	19.554	16.316	11.793	20.329	19.156	16.137
No. of Units	44,790	48,327	43,830	44,022	50,988	60,081	61,046	79,599	83,578	83,629
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	21.673	16.260	14.065	14.138	11.750	8.459	14.523	13.630	12.500	—
Value at End of Year	23.437	21.673	16.260	14.065	14.138	11.750	8.459	14.523	13.630	—
Venture No. of Units	25,311	42,464	59,934	66,856	73,259	66,869	53,430	60,352	17,895	—
NY Venture No. of Units	2,642	4,679	5,293	5,537	5,778	3,618	2,514	2,056	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.910	12.667	—	—	—	—	—	—	—	—
Value at End of Year	18.314	16.910	—	—	—	—	—	—	—	—
Venture No. of Units	15,580	11,026	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,535	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	29.791	22.428	19.470	19.639	16.379	11.833	20.386	19.201	12.500	—
Value at End of Year	—	29.791	22.428	19.470	19.639	16.379	11.833	20.386	19.201	—
NY Venture No. of Units	—	1,107	1,347	1,369	929	998	1,057	1,014	248	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.316	22.789	—	—	—	—	—	—	—	—
Value at End of Year	32.718	30.316	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,196	148	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	19.469	16.344	14.752
Value at End of Year	—	—	—	—	—	—	—	20.734	19.469	16.344
Ven 9 No. of Units	—	—	—	—	—	—	—	592	593	593

To obtain a Venture® Variable Annuity

Statement of Additional Information (“SAI”)

Send this request to:

For Contracts issued in a state/jurisdiction other than the State of New York:

Venture® SAI

John Hancock Annuities Service Center

P.O. Box 55444

Boston, MA 02205-5444

For Contracts issued in the State of New York:

Venture® NY SAI

John Hancock Annuities Service Center

P.O. Box 55445

Boston, MA 02205-5445

cut along dotted line

Please send me a Venture® Variable Annuity Statement of Additional Information dated April 27, 2015, for

☐	Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).

☐	Contracts issued in the State of New York (Separate Account A).

Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.

Name

Address

City	State	Zip

Venture® is a registered service mark of John Hancock Life Insurance Company (U.S.A.)

and is used under license by John Hancock Life Insurance Company of New York

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Wealthmark Variable Annuity Prospectus

PREVIOUSLY ISSUED CONTRACTS

April 27, 2015

This Prospectus describes interests in WEALTHMARK flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) that were previously issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. These Contracts are no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract and our administrative rules. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark Variable Annuity Contract for the name of your issuing Company.

Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments (to the extent permitted under your Contract) to Variable Investment Options. If you do, we will measure your Contract Value (other than amounts allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK VARIABLE	JOHN HANCOCK VARIABLE	JOHN HANCOCK VARIABLE
INSURANCE TRUST	INSURANCE TRUST	INSURANCE TRUST
500 Index Trust B	Health Sciences Trust	Science & Technology Trust
Active Bond Trust	High Yield Trust	Short Term Government Income Trust
All Cap Core Trust	International Core Trust	Small Cap Growth Trust
American Asset Allocation Trust	International Equity Index Trust B	Small Cap Index Trust
American Global Growth Trust	International Growth Stock Trust	Small Cap Opportunities Trust
American Growth Trust	International Small Company Trust	Small Cap Value Trust
American Growth-Income Trust	International Value Trust	Small Company Value Trust
American International Trust	Investment Quality Bond Trust	Strategic Income Opportunities Trust
American New World Trust	Lifestyle Aggressive MVP	Total Bond Market Trust B
Blue Chip Growth Trust	Lifestyle Aggressive PS Series	Total Stock Market Index Trust
Bond Trust	Lifestyle Balanced MVP	Ultra Short Term Bond Trust
Capital Appreciation Trust	Lifestyle Balanced PS Series	Value Trust DEUTSCHE FUNDS Deutsche Equity 500 Index VIP
Capital Appreciation Value Trust	Lifestyle Conservative MVP
Core Bond Trust[1]	Lifestyle Conservative PS Series
Core Strategy Trust	Lifestyle Growth MVP
Equity-Income Trust	Lifestyle Growth PS Series
Financial Industries Trust[2]	Lifestyle Moderate MVP
Franklin Templeton Founding Allocation Trust	Lifestyle Moderate PS Series Mid Cap Index Trust Mid Cap Stock Trust Money Market Trust B5 Real Estate Securities Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust[3]
Global Bond Trust
Global Trust[4]

[1]	Successor to Total Return Trust.
[2]	Formerly Financial Services Trust.
[3]	Successor to Fundamental Value Trust.
[4]	Successor to Natural Resources Trust.
[5]	Subject to restrictions (see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”).

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and the Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuities Service Center		Annuities Service Center
Mailing Address	Overnight Mail Address	Mailing Address	Overnight Mail Address
P.O. Box 55444	30 Dan Road – Suite 55444	P.O. Box 55445	30 Dan Road – Suite 55444
Boston, MA 02205-5444	Canton, MA 02021-2809	Boston, MA 02205-5445	Canton, MA 02021-2809
www.jhannuities.com	(800) 344-1029	www.jhannuitiesnewyork.com	(800) 551-2078

0415:WMRK-1

ii

iii

I. Glossary

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 Act: The Investment Company Act of 1940, as amended.

Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.

Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.

Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.

Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.

Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”

Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Annuities Service Center: The mailing address and overnight mail address of our service office is listed on page ii of this Prospectus.

Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

Code: The Internal Revenue Code of 1986, as amended.

1

Company: John Hancock USA or John Hancock New York, as applicable.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.

Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.

Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.

Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Financial Account Plan. A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.

Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

2

Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

John Hancock New York: John Hancock Life Insurance Company of New York.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

Nonqualified Contract: A Contract which is not issued under a Qualified Plan.

Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Pay-out Period: The period when we make annuity payments to you following the Annuity Commencement Date.

Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Rider: An optional benefit that you may have elected for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.

Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

3

Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.

Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.

Step-Up Date: The date on which we determine whether a Step-Up could occur.

Subaccount: A separate division of the applicable Separate Account.

Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

4

II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

What kind of Contract is described in this Prospectus?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make Additional Purchase Payments as permitted under your Contract.

Who issued my Contract?

Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

What are some benefits of the Contract?

The Contract offers access to Variable Investment Options, tax-deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.” In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.

The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

How does the Contract work?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?

That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances and you may be unable to make an Additional Purchase Payment.

5

Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract - Purchase Payments”).

Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year you become age 70 1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.

Annuity Pay-out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).

What charges do I pay under the Contract?

Your Contract has an annual Contract fee of $30. Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a guaranteed minimum withdrawal benefit Rider), or if you surrender your Contract, in its entirety, for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.

What are my investment choices?

Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.

Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you have invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct – see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

In selecting Variable Investment Options under a Contract, you should consider:

•

You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.

•

Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted. If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from the Money Market cannot be replaced (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment

6

Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.

How can I change my investment choices?

Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for Additional Purchase Payments (to the extent permitted under the Contract) at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract – Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”

The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and Deutsche Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).

How do I access my money?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.

What types of optional benefit Riders may have been available to me under the Contract?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this Prospectus:

Appendix B: Optional Enhanced Death Benefits

•	Enhanced Earnings Death Benefit – not offered in New York or Washington;

•	Accelerated Beneficiary Protection Death Benefit – not offered in New York or Washington.

7

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

•	Income Plus For Life® 12.08;

•	Income Plus For Life – Joint Life® 12.08;

•	Income Plus For Life® (Quarterly Step-Up Review);

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);

•	Income Plus For Life® (Annual Step-Up Review);

•	Income Plus For Life – Joint Life® (Annual Step-Up Review);

•	Principal Plus (formerly known as “Guaranteed Principal Plus”);

•	Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”);

•	Principal Plus for Life Plus Automatic Annual Step-Up; and

•	Principal Returns.

We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all six Income Plus For Life® Riders issued with the Contracts, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; and Income Plus For Life – Joint Life® 12.08.

If you elected to purchase any one of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix D: Optional Guaranteed Minimum Income Benefits

•	Guaranteed Retirement Income Benefits* – offered by John Hancock USA;

•	Guaranteed Retirement Income Benefits* – offered by John Hancock New York.

*	May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”

Payment Enhancement Rider. If you purchased your Contract in New York, John Hancock New York offered a Payment Enhancement optional benefit Rider (formerly known as a “Payment Credit” optional Rider.) Under this Rider, John Hancock New York credits a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. When available, it could only be elected at Contract issue, and it cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Enhancement Rider. The Payment Enhancement Rider was not available with Contracts issued outside of New York by John Hancock USA.

What are the tax consequences of owning a Contract?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

•	withdrawals (including surrenders and systematic withdrawals);

•	payment of any death benefit proceeds;

•	periodic payments under one of our annuity payment options;

•	certain ownership changes; and

•	any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

•	the type of the distribution;

•	when the distribution is made;

•	the nature of any Qualified Plan for which the Contract is being used; and

•	the circumstances under which the payments are made.

If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.

8

A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax advisor.

We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.

Do I receive Transaction Confirmations?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

9

III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Wealthmark Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

John Hancock USA

Withdrawal Charge
(as percentage of Purchase Payments)[2]
First Year	6%
Second Year	6%
Third Year	5%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Thereafter	0%

Transfer Fee[3]
Maximum Fee	$25
Current Fee	$0

John Hancock New York

Withdrawal Charge (as percentage of Purchase Payments)[2]	With Payment Enhancement Rider	Without Payment Enhancement Rider
First Year	8%	6%
Second Year	8%	6%
Third Year	7%	5%
Fourth Year	7%	5%
Fifth Year	5%	4%
Sixth Year	4%	3%
Seventh Year	3%	2%
Eighth Year	1%	0%
Thereafter	0%	0%

Transfer Fee[3]
Maximum Fee	$25	$25
Current Fee	$ 0	$ 0

[1]	State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
[2]

The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

[3]

This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

10

The following table describes fees and expenses that you pay periodically during the time that you own the Contract. These tables do not include annual Portfolio operating expenses.

Periodic Fees and Expenses Other than Portfolio Expenses

	John Hancock USA	John Hancock New York
Annual Contract Fee[1]	$30	$30

Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)

Mortality and Expense Risks Fee[3]	1.25%	1.25%
Administration Fee – asset based	0.15%	0.15%
Total Annual Separate Account Expenses (With No Optional Benefits Reflected)	1.40%	1.40%

Optional Benefits

Fees Deducted from Separate Account
Optional Enhanced Earnings Death Benefit Fee	0.20%	not offered
Optional Payment Enhancement Fee[4]	not offered	0.35%

Total Annual Separate Account Expenses (With the Enhanced Earnings Death Benefit and Payment Enhancement Fees reflected, as applicable)	1.60%	1.75%

Other Account Fees deducted from Contract Value
Optional Guaranteed Minimum Income Benefit Rider Fee[5] Guaranteed Retirement Income Benefit II Guaranteed Retirement Income Benefit III	0.45% 0.50%	0.45% not offered
Accelerated Beneficiary Protection Death Benefit[6]	0.50%	not offered
Optional Guaranteed Minimum Withdrawal Benefit Rider Fees (as a percentage of Adjusted Guaranteed Withdrawal Balance)

	Income Plus For Life® (Annual Step- Up Review)[7]	Income Plus For Life – Joint Life® (Annual Step- Up Review) (not available in New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life® 12.08 (issued outside New York)[7]	Income Plus For Life® 12.08 (issued in New York)[7]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee	0.60%	0.60%	0.75%	0.70%	0.75%	0.70%	0.85%	0.80%

	Income Plus For Life – Joint Life® 12.08 (issued outside New York)[7]	Income Plus For Life – Joint Life® 12.08 (issued in New York)[7]	Principal Plus For Life Plus Automatic Annual Step-Up8	Principal Plus For Life[9]	Principal Plus[9]	Principal Returns[10]
Maximum Fee	1.20%	1.20%	1.20%	0.75%	0.75%	0.95%
Current Fee	0.85%	0.80%	0.70%	0.40%	0.30%	0.50%

[1]	The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Wealthmark Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]

This is a daily charge reflected as a percentage of the Variable Investment Options. If you elected the optional Payment Enhancement Rider, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.

[5]

Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Income Base.

11

[6]

Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Accelerated Beneficiary Protection Death Benefit.

[7]

The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped-up to equal the Contract Value.

[8]

The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is a percentage of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.1.20% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.

[9]

The current charge is 0.40% for Principal Plus for Life and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value. This is an annual charge applied as a percentage of the Adjusted Guaranteed Withdrawal Benefit Amount. The charge is deducted on an annual basis from the Contract Value.

[10]

The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value.

The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2014)	Minimum	Maximum

Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses	0.25%	1.60%

Examples

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses. Examples 1 and 2 pertain to Wealthmark Contracts with optional benefit Riders and Example 3 pertains to Wealthmark Contracts without optional benefit Riders.

Example 1. Maximum Portfolio operating expenses – Wealthmark Contract with optional Riders

Wealthmark Contract with optional benefit Riders: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Income Plus For Life® optional benefit Riders and, for John Hancock New York Contracts, the Payment Enhancement and Income Plus For Life® Riders. The Income Plus For Life® Rider was not available at issue of your contract, but you may be eligible to exchange a previously purchased optional guaranteed minimum withdrawal benefit rider for Income Plus For Life®. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Enhanced Earnings Death Benefit and Income Plus For Life®

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,004	$1,853	$2,735	$4,944
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$454	$1,391	$2,364	$4,944

John Hancock New York Payment Enhancement and Income Plus for Life®

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,201	$2,078	$2,894	$5,069
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$469	$1,434	$2,434	$5,069

12

Example 2. Maximum Portfolio operating expenses – Wealthmark Contract with optional Riders

Wealthmark Contract with optional benefit Riders: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Principal Plus for Life optional benefit Riders and, for John Hancock New York Contracts, the Payment Enhancement and Principal Plus for Life Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Enhanced Earnings Death Benefit and Principal Plus for Life

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$955	$1,700	$2,468	$4,333
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$404	$1,233	$2,088	$4,333

John Hancock New York Payment Enhancement and Principal Plus for Life

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,152	$1,927	$2,630	$4,462
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$419	$1,277	$2,158	$4,462

Example 3. Maximum Portfolio operating expenses – Wealthmark Contract with previously offered optional benefit Riders

Wealthmark Contract with previously offered optional benefit Riders: The following example assumes that you invest $10,000 in a Contract with the Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit Rider for John Hancock USA. For John Hancock New York, the example assumes the Contract has the previously offered Guaranteed Retirement Income Benefit II optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Enhanced Earnings Death Benefit and Guaranteed Retirement Income Benefit III

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$928	$1,624	$2,341	$4,080
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$378	$1,154	$1,956	$4,080

John Hancock New York Guaranteed Retirement Income Benefit II

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$905	$1,556	$2,231	$3,876
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$354	$1,082	$1,841	$3,876

13

Example 4. Minimum Portfolio operating expenses – Wealthmark Contract with no optional benefit Riders

Wealthmark Contract with no optional benefit Riders: The third example also assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA and John Hancock New York No Optional Benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$730	$1,029	$1,311	$1,980
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$171	$529	$911	$1,980

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

14

IV. General Information about Us, the Separate Accounts and the Portfolios

The Companies

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955, by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center – its mailing address is P.O. Box 55444, Boston, MA 02205-5444; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.

John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center – its mailing address is P.O. Box 55445, Boston, MA 02205-5445; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuitiesnewyork.com.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.

The Separate Accounts

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.

We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or

15

(in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Portfolios

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

•	the John Hancock Variable Insurance Trust; or

•	the Deutsche Funds.

The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.

Our Managed Volatility Portfolios

In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders ), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders ). We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts (and optional benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction Costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).

During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so.

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments.

16

However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.

Funds of Funds and Master-Feeder Funds

Each of the John Hancock Variable Insurance Trust’s Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, Lifestyle Moderate MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (“JHVIT Funds of Funds”) is a “fund of funds” that invests in other underlying mutual funds. Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHVIT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of the portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio.

Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding “master fund” which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center website, phone number or address shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
American Asset Allocation Trust Series II	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Asset Allocation Fund, which invests in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

17

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series) (Cont.)
American Global Growth Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Global Growth Fund, which invests primarily in common stocks of companies located around the world that have potential for growth.

American Growth Trust Series II	Seeks to provide growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that offer superior opportunities for growth of capital.

American Growth-Income Trust Series II	Seeks to provide growth of capital and income. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth-Income Fund, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

American International Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series International Fund, which invests primarily in common stocks of companies domiciled outside the U.S., including in emerging and developing countries, that have potential for growth.

American New World Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that have potential of providing capital appreciation.

Declaration Management & Research LLC
Total Bond Market Trust B Series II	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays U.S. Aggregate Bond Index.

Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Active Bond Trust Series II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. As part of its investment strategy, the Portfolio may invest in mortgage-backed securities to a significant extent.

18

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Deutsche Investment Management Americas Inc. (“DIMA”)
Real Estate Securities Trust[2] Series II	Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

Dimensional Fund Advisors LP
International Small Company Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in securities of small cap companies in the particular markets in which the Portfolio invests. The Portfolio will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

Dimensional Fund Advisors LP (“DFA”) & Invesco Advisers, Inc. (“Invesco Advisers”)[3]
Small Cap Opportunities Trust (successor to Smaller Company Growth Trust) Series II	Seeks long-term capital appreciation. To do this, the portion of the Portfolio’s net assets managed by Invesco Aim is invested in at least 80% equity securities of small-capitalization companies, and the portion of the Portfolio’s net assets managed by DFA is invested in a broad and diverse group of readily marketable common stocks of U.S. small- and mid-cap companies.

Grantham, Mayo, Van Otterloo & Co. LLC
International Core Trust Series II	Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified portfolio of equity investments from developed markets outside the U.S.

Invesco Advisers, Inc.
International Growth Stock Trust Series II	Seeks long term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in stocks of any market capitalization and focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

Value Trust Series II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio, invests at least 65% of its total assets in equity securities that are believed to be undervalued relative to the stock market in general.

Jennison Associates LLC
Capital Appreciation Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in capitalization and are attractively valued and have above-average growth prospects.

19

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust Series II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

Financial Industries Trust (formerly Financial Services Trust) Series I, II	Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

Franklin Templeton Founding Allocation Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global Trust, Income Trust and Mutual Shares Trust. The Portfolio is a fund of funds and is also authorized to invest in other underlying Portfolios and investment companies.

Fundamental All Cap Core Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of highly differentiated companies across the capitalization spectrum with key growth drivers, sustainable cash flow production and high returns on capital.

Fundamental Large Cap Value Trust (successor to Fundamental Value Trust) Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its total assets in equity securities of companies with a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index.[4]

Short Term Government Income Trust Series II	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. To do this, the Portfolio invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities. The Portfolio’s normal effective duration is no more than 3 years.

Strategic Income Opportunities Trust Series II	Seeks a high level of current income. To do this, the Portfolio invests primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds.

Ultra Short Term Bond Trust Series II

Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital. To do this, the Portfolio invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade debt securities.

Note: The Ultra Short Term Bond Portfolio is not a money market fund. Although the Portfolio seeks to preserve the principal value of your investment, the Portfolio’s value fluctuates, and it is possible to lose money by investing in this Investment Option.

20

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
500 Index Trust B Series NAV	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500® Index[5] and securities that as a group will behave in a manner similar to the index.

Mid Cap Index Trust Series II	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P MidCap 400® Index[5] and securities that as a group behave in a manner similar to the index.

Money Market Trust B Series NAV

Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

Note: Although the Money Market Portfolio seeks to preserve the principal value of your investment, it is possible to lose money by investing in this Investment Option. For example the Money Market Portfolio could lose money if a security purchased by the Portfolio is downgraded, and the Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying Money Market Portfolio is not sufficient to offset the Contract’s expense deductions.

Small Cap Index Trust Series II	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Russell 2000® Index[4] and securities that will as a group behave in a manner similar to the index.

Total Stock Market Index Trust Series II	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Wilshire 5000® Total Market Index[6] and securities that as a group will behave in a manner similar to the index.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Core Strategy Trust Series II	Seeks long term growth of capital; current income is also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in equity securities and portfolios which invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and portfolios which invest primarily in fixed income securities. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

21

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Aggressive MVP Series II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to 18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 100%.

Lifestyle Aggressive PS Series Series II	Seeks long-term growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Balanced MVP Series II	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 55%.

22

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Balanced PS Series Series II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 50% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 50% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Conservative MVP Series II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.

Lifestyle Conservative PS Series Series II	Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

23

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Growth MVP Series II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.

Lifestyle Growth PS Series Series II	Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 70% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Moderate MVP Series II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.

24

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Moderate PS Series Series II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Pacific Investment Management Company LLC
Global Bond Trust Series II	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

QS Investors, LLC
All Cap Core Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included on the Russell 3000® Index.[4] The Portfolio may also invest in U.S. government securities.

SSgA Funds Management, Inc.
International Equity Index Trust B Series II, NAV	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. To do this, the Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index,[7] or American Depository Receipts or Global Depository Receipts representing such securities.

T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC [8]
Science & Technology Trust Series II	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

25

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

T. Rowe Price Associates, Inc.
Blue Chip Growth Trust Series II	Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries and have the potential for above-average earnings growth.

Capital Appreciation Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the Portfolio’s assets. The remaining assets are invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures and options. The Portfolio may invest up to 20% of its total assets in foreign securities.

Equity-Income Trust Series II	Seeks to provide substantial dividend income and also long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Health Sciences Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Small Company Value Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in small companies whose common stocks are believed to be undervalued.

Templeton Global Advisors Limited
Global Trust (successor to Natural Resources Trust) Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Templeton Investment Counsel, LLC
International Value Trust[9] Series NAV	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Wellington Management Company, LLP
Investment Quality Bond Trust Series II	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

26

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Wellington Management Company, LLP (cont.)
Mid Cap Stock Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

Small Cap Growth Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

Small Cap Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to be undervalued.

Wells Capital Management, Incorporated
Core Bond Trust (successor to Total Return Trust) Series I, II	Seeks total return consisting of income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

Western Asset Management Company
High Yield Trust[10] Series II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. government and foreign securities.

DEUTSCHE INVESTMENTS VIT FUNDS

We show the Portfolio’s manager in bold above the name of the Portfolio.

Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP[11] Series B2	The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500® Index”)[5], which emphasizes stocks of large U.S. companies. The Portfolio intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500® Index.

[1]

The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[2]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[3]

The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

27

[4]

“Russell 3000,” “Russell 2000,” “Russell 1000” and “Russell Midcap Value” are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalizations of companies included in the Russell 3000® Index ranged from $21 million to $748 billion, and the Russell 2000® Index ranged from $21 million to $10.3 billion. As of February 28, 2015, the lowest market capitalization of companies included in the Russell 1000® Value Index was $4.3 billion, and as of February 28, 2015, the market capitalizations of companies included in the Russell Midcap® Value” Index ranged from $244.2 million to $34.7 billion

[5]

“Standard & Poor’s,” “S&P 500,” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalizations of companies included in the S&P 500® Index ranged from $3 billion to $753.4 billion, and as of February 28, 2015, the market capitalizations of companies included in the S&P MidCap 400® Index ranged from $1 billion to $16.7 billion.

[6]

“Wilshire 5000” is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalizations of companies included in the Wilshire 5000® Total Market Index ranged from less than $1.0 million to $753.4 billion.

[7]

“MSCI All Country World ex-USA Index” is a service mark of Morgan Stanley Capital International Inc. and its affiliates (“MSCI”). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2015, the market capitalization range of the Index was $306 million to $253 billion.

[8]

The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.

[9]	The International Value Trust is sub-subadvised by Templeton Investment Counsel, LLC under an agreement with Templeton Global Advisors Limited.
[10]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[11]	Deutsche Equity 500 Index VIP is subadvised by Northern Trust Investments, Inc. (“NTI”).

Voting Interest

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

28

V. Description of the Contract

Eligible Plans

Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI). The Contracts are not designed to fund a comingled account for multiple participants in a Qualified Plan. The Contracts are designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.

You should consult with a qualified tax advisor for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:

•

the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and

•

any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.

Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.

Eligibility Restrictions – Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI from the Annuities Service Center.

Beneficiary IRAs. For all Contracts that offered optional Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional Riders that were otherwise available under the Contract (where applicable, see Appendix B: “Optional Enhanced Death Benefits” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefit(s),” to determine what optional Riders, if any, were available).

We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.

Eligible Groups. John Hancock USA has issued group contracts to Venture® Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

Accumul ation Period Provisions

Purchase Payments

Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.

•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for Nonqualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

29

Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.

•

(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

Additional Purchase Payments for Qualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30. All Additional Purchase Payments must be in U.S. dollars.

We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your Contract Values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.

Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your Financial Account Plan or in connection with a Payroll Plan. Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012;

•	no automatic withdrawal program from your Contract is in effect; and

•	your GMWB Rider is not in the Settlement Phase.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year that you become age 70 1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. We are not responsible for determining if the payment is a “rollover contribution,” and you should consult with a qualified tax advisor for additional information.

Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

•	the Contract Value at the end of such two-year period is less than $2,000.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in

30

such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, minus the amount of any withdrawal charge, Rider fee and Unpaid Loan, and minus the $30 annual Contract fee. The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from Money Market cannot be replaced.

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or

•	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.

You designate how your Purchase Payments are to be allocated among the Investment Options.

You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or the Internet if you comply with our telephone and electronic transactions procedures described in “Telephone and Electronic Transactions” in this section, below).

Payment Enhancement

The optional Payment Enhancement Rider (previously known as the optional “Payment Credit” Rider) was not available for John Hancock USA Contracts. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and, once elected, the Payment Enhancement Rider is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement Rider was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature are subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Enhancement Rider, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Enhancement is 5%. The Payment Enhancement Rider is funded from John Hancock New York’s General Account.

Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the Owner’s Spouse is the Beneficiary, the Spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the Spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner’s death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

Tax Considerations. Payment Enhancements are not considered to be “investment in the contract” for income tax purposes (see “VII. Federal Tax Matters”).

Matters to Consider About the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making Additional Purchase Payments, you and your financial advisor should consider:

•	The length of time that you plan to own your Contract;

•	The frequency, amount and timing of any partial surrenders; and

•	The amount and frequency of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to Additional Purchase Payments and you intend to hold your Contract for more than 11 years.

31

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see “VI. Charges and Deductions”).

If you are eligible and would like to make Additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether Additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan’s compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan’s tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see “VII. Federal Tax Matters – Other Qualified Plans”).

Additional Charges for the Payment Enhancement Rider. If you elected the Payment Enhancement Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement Rider is elected is 8% (as opposed to 6% with no Payment Enhancement Rider) and the withdrawal charge period is 8 years if the Payment Enhancement Rider is elected (as opposed to 7 years with no Payment Enhancement Rider).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Automated Transactions. Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing Program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

•	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day; or

•	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

32

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;

(b)	is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers You May Make Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios, or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and Deutsche Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

33

We reserve the right to take other actions to restrict trading, including, but not limited to:

•	restricting the number of transfers made during a defined period;

•	restricting the dollar amount of transfers;

•	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

•	restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions

We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the Internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.

We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

•	any loss or theft of your password; or

•	any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services – Dollar Cost Averaging Program

We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with

34

express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may elect to participate in the program on a separate authorization form and obtain full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

You should consult with your financial advisor to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.

Special Transfer Services – Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:

•	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

•	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

•	annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You should consult with your financial advisor to assist you in determining whether the Asset Rebalancing Program is suited for your financial needs and investment risk tolerance, and in determining appropriate percentages for each Investment Option you select.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

When making a partial withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

35

There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.

When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•

an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;

•	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or

•	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.

Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).

Signature Guarantee Requirements for Surrenders and Withdrawals

(Not applicable to Contracts issued in New Jersey)

We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:

•	you have no signed application on file with us; or

•	you are requesting that we mail the amount withdrawn to an alternate address; or

•	you have changed your address within 30 days of the withdrawal or surrender request; or

•	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Special Withdrawal Services – The Income Plan

We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the withdrawal charge–free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the IP program.

Special Withdrawal Services – The Income Made Easy Program

Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.

36

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Principal Plus (formerly known as “Guaranteed Principal Plus”) and Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. In addition, Appendix C includes a general description of the Income Plus For Life® Series, Principal Plus for Life Plus Automatic Annual Step-Up, and Principal Returns optional benefits Riders for which you may have been eligible to exchange a previously purchased guaranteed minimum withdrawal benefit Rider. We currently do not make any of our GMWB Riders available for purchase or exchange to existing Contract Owners. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date.

Amount of Death Benefit. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:

•	the Contract Value; or

•	the Minimum Death Benefit.

If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract. If the oldest Owner was less than 81 years old on the Contract Date, the Minimum Death Benefit will be determined as follows:

•	During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.

•	During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

(i)	is the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals; and

(ii)	is the greatest Anniversary Value prior to the oldest Owner’s turning age 81.

•

The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with withdrawals, since that Contract Anniversary.

If the oldest Owner is age 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the death benefit prior to the withdrawal; and

(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Payment of Death Benefit. The determination of the death benefit will be made on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

•	a certified copy of a death certificate; or

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan.

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.

37

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following:

•	The Beneficiary becomes the Owner.

•

We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.

•	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).

•	We waive withdrawal charges for all future distributions.

•

If the deceased Owner’s Beneficiary is a surviving Spouse (see “Other Contract Provisions – Spouse” below), he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.

•

If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

•

Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations of the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse. (See “Other Contract Provisions – Spouse” below for additional information concerning Spousal transfers of ownership.)

38

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

Optional Enhanced Death Benefits

Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

Annual Step-Up Death Benefit. Under the Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.

Enhanced Earnings Death Benefit. (Not available in New York or Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.

Accelerated Beneficiary Protection Death Benefit. (Not available in New York or Washington) John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December 2003 and December 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

Pay-out Period Provisions

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by telephone at the number listed on page ii of this Prospectus, at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:

•	you are registered on the website, and

•	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.

Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.

Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. You should consult with a qualified tax advisor for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts – Required Minimum Distributions”).

Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.

39

A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.

When John Hancock USA issues a Contract outside New York, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

You should review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:

•	a Nonqualified Contract, or

•	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.

We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. United States Treasury Regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.

Once annuity payments commence:

•	you are no longer permitted to make any withdrawals under the Contract;

•	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

•	we may not change the Annuity Option or the form of settlement; and

•	your Guaranteed Minimum Death Benefit terminates.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do

40

not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.

Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life®, Income Plus For Life – Joint Life®, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® or an Income Plus For Life – Joint Life® Series Riders. For the Income Plus For Life – Joint Life® Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Fixed Period Certain Only - This Annuity Option is available only if:

•	you purchased a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and

•	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

41

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•

the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or the Principal Returns Rider that you purchased with your Contract; or

•	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.

Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” in this section, above). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

42

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.

Transfers During the Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During the Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.

Optional Guaranteed Minimum Income Benefits

Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

Other Contract Provisions

Ownership

Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

Before requesting a change of ownership or making an assignment of your Contract, you should consider:

•

A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.

•

In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix D: “Optional Guaranteed Minimum Withdrawal Benefits.”)

•

An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.

•	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.

•	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.

•	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.

43

•

Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.

Group Contracts (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserved the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner’s ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days’ notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge (where applicable) as to any Contract issued after the effective date of the modification.

All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract.

Acceptance of Contracts. John Hancock USA has discontinued new applications and issuance of new group contracts.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Spouse

Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

44

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.

Misstatement and Proof of Age, Sex or Survival

We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.

Fixed Investment Options

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time to time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program (when available). Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

Market Value Charge. Any amount withdrawn, transferred or borrowed from a Fixed Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below.

The adjustment factor is determined by the following formula: 0.75 × (B-A) × C/12 where:

A =	The guaranteed interest rate on the Investment Account.

B =	The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.

C =	The number of complete months remaining to the end of the guarantee period.

45

For purposes of applying this calculation, the maximum difference between “B” and “A” will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:

•	death of the Owner;

•	amounts withdrawn to pay fees or charges;

•	amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;

•	amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period;

•	amounts withdrawn from a one-year Fixed Investment Option; and

•	amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior withdrawals in that Contract Year.

In no event will the market value charge:

•	be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;

•	together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or

•	reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner’s Purchase Payments.

Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

The market value charge described above may apply to withdrawals from any Fixed Investment Option except for a one-year Fixed Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See “VII. Federal Tax Matters” below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters – Qualified Plan Types.”

Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “VII. Federal Tax Matters – General Information Regarding Qualified Contracts – Loans.” The market value charge described above may apply to amounts transferred from the Fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege will not be available if you elected any optional guaranteed minimum withdrawal benefit Rider.

46

Charges. No asset based charges are deducted from Fixed Investment Options.

47

VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see “III. Fee Tables” and Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” and/or Appendix D: “Optional Guaranteed Minimum Income Benefits.”

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.

Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) Payment Enhancements (where applicable) and any earnings attributable to Payment Enhancements; (iii) certain other “free Withdrawal Amounts,” described below; or (iv) Purchase Payments that have been in the Contract for more than 7 complete Contract Years (8 complete years if you elected the Payment Enhancement Rider in New York). A market value charge may apply to these transactions (see “V. Description of the Contract – Market Value Charge”).

We do not impose a withdrawal charge on amounts allocated to a “free Withdrawal Amount.” In any Contract Year, the free Withdrawal Amount for that year is the greater of:

•	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and

•	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.

Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any free Withdrawal Amount and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals of Purchase Payments in excess of the free Withdrawal Amount that have been taken to date).

Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract issued on or after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.

48

How We Determine the Withdrawal Charge. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being “liquidated” by the applicable withdrawal charge percentage shown below:

Withdrawal Charge

(as a percentage of Purchase Payments*)

	John Hancock USA	John Hancock New York (without Payment Enhancement Rider)	John Hancock New York (with Payment Enhancement Rider)
First Year	6%	6%	8%
Second Year	6%	6%	8%
Third Year	5%	5%	7%
Fourth Year	5%	5%	7%
Fifth Year	4%	4%	5%
Sixth Year	3%	3%	4%
Seventh Year	2%	2%	3%
Eighth Year	0%	0%	1%
Thereafter	0%	0%	0%

*	Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.” Withdrawals from the Fixed Investment Options may be subject to a market value charge in addition to the withdrawal charge.

Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home

(John Hancock USA Contracts only; not available in MA and NY)

For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all of the following apply:

•	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);

•	the confinement began at least one year after the Contract Date;

•	confinement was prescribed by a “Physician”;

•	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and

•	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.

An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which: (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it is located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which: (a) is licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

49

A “Physician” is a person other than you, the Annuitant(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

“Due Proof of Confinement” is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). You should consult with your own qualified tax advisor before requesting the waiver.

There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.

Annual Cont ract Fee

We deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and the Company in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee’s assessment, the fee will be waived. We deduct this administration fee on the Contract Anniversary during the Accumulation Period. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract Value on a day other than the Contract Anniversary, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

Asset-Based Charges

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.

Administration Fee

We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract – Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.

To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options. In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days’ prior written notice to the group holder. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if available, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.

50

Reduction or Elimination of Charges and Deductions

(Not available in New York)

We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expect to result in reduction of other risks that are normally associated with the Contracts. We determine entitlement to such a reduction in the charges or deductions in the following manner:

•

We consider the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

•	We consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

•	We consider the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

•

We consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

•

We consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses; and

•	There may be other circumstances that result in reduced expenses.

If after consideration of the foregoing factors, we determine that there would be a reduction in expenses, we provide a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed.

In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

	Premium Tax Rate[1]
State or Territory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%

[1]	Based on the state or residence at the time the tax is assessed.
[2]	We pay premium tax upon receipt of Purchase Payment.
[3]	0.08% on Purchase Payments in excess of $500,000.
[4]	Referred to as a “maintenance fee.”

51

VII. Federal Tax Matters

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with a Contract. The discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distribution paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax advisor if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.

Our Tax Status

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

Specia l Considerations for Optional Benefits

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.

If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):

•	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.

•

Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” of an optional GMWB Rider, using the Contract Value. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.

•

Any annuity payments that you receive under an Annuity Option, including Annuity Options that are available only when you elect a GMWB Rider, will be taxed in the manner described in “Taxation of Annuity Payments” below.

If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):

•	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.

•

The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.

You should consult a qualified tax advisor for information on any optional benefit Rider.

52

General Information Regarding Nonqualified Contracts

(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

Tax Deferral During Accumulation Period

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.

The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.

Aggregation of Contracts

In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.

Exchanges of Annuity Contracts

We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.

In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.

EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis

53

transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.

You should consult with your own qualified tax advisor in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax advisor.

Taxation of Annuity Payments

When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”

Effective January 1, 2011, section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be reported to the IRS as a taxable distribution unless you transfer it into another contract (issued by John Hancock or by another company) in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.

Surrenders, Withdrawals, Transfers and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.

When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.

54

When an individual Owner transfers ownership of a Contract without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner’s investment in the Contract is increased by the amount included in the transferor’s gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax advisor should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

•	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

•	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

•	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:

•	if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

•

if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or

•

if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.

Penalty Tax on Premature Distributions

There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	attributable to the Contract Owner becoming disabled (as defined in the tax law);

•	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;*

•	made under a single-premium immediate annuity contract; or

•	made with respect to certain annuities issued in connection with structured settlement agreements.

*

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular

55

subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Medicare Tax on Unearned Income

A Medicare tax applies to certain unearned income at a maximum rate of 3.8% for taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the expected payout. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

General Information Regarding Qualified Contracts

(Contracts Purchased to Fund an IRA or Other Qualified Plan)

Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.

When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

56

You should consult a qualified tax advisor for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.

Additional Purchase Payments to Qualified Contracts

You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):

•	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;

•

as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or

•	by making annual contributions to the extent permitted under the Code.

*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.

Distribution Requirements

The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.

Traditional IRAs

Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.

Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.

Contributions to a Traditional IRA

Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

Distributions from a Traditional IRA

In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59 1/2, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.

57

You may make tax-deferred direct transfers from a Contract held as a Traditional IRA to another Traditional IRA. If instead you take a withdrawal with the intent to roll the proceeds to another IRA as an indirect rollover, you should be aware of certain limitations under the tax law. You must complete any indirect rollover within 60 days of receiving the withdrawal. Moreover, during any 12-month period, you can make only one indirect rollover, with respect to all IRAs you own including Roth IRAs. Any additional indirect rollover attempted during the 12-month period will be treated as a distribution, subject to income tax and potentially the 10% penalty tax.

A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.

Required Minimum Distributions from a Traditional IRA

Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.

Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax advisor.

If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.

Penalty Tax on Premature Distributions from a Traditional IRA

A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, you should consult your own qualified tax advisor.

If you rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.

58

Contributions to a Roth IRA

Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

Federal income tax will apply to direct rollovers from “non-Roth” accounts in retirement plans described in sections 401(a), 403(a), 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to Contracts issued as Roth IRAs. Please read “Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.

Distributions from a Roth IRA

Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70 1/2. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.

If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax advisor. Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

•	made after the Owner turns age 59 1/2;

•	made after the Owner’s death;

•	attributable to the Owner being disabled; or

•	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.

A direct transfer from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax. However, during any 12-month period, you can make only one indirect rollover with respect to all IRAs you own, including Roth IRAs.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1/2 may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.

The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.

You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.

59

If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.

Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.

Other Qualified Plans

You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:

Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self- Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax- Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.

In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.

60

Collecting and Using Information

Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

Contributions to Other Qualified Plans

You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

Distributions from Other Qualified Plans

If permitted under your plan, you may take a withdrawal in the form of a distribution:

•

from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA; or

•

from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.

In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct transfer to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary.

You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.

In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.

Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with a qualified tax advisor for further information.

Required Minimum Distributions from Other Qualified Plans

Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of:

•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70 1/2, or

•	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.

61

Penalty Tax on Premature Distributions from Other Qualified Plans

A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan.

In the case of distributions from certain Qualified Contracts, including a SIMPLE IRA, the penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and “designated beneficiary” (as defined in the tax law).

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, you should consult your own qualified tax advisor.

Withholding on Eligible Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except: (i) minimum distributions required under section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.

If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. You should seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.

Designated Roth Accounts within Other Qualified Plans

The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

62

Rollover to a Roth IRA

Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.

You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.

If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or the “Plan”), we may restrict your ability to make Additional Purchase Payments unless (a) we receive the Additional Purchase Payment directly from the Section 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us, (b) we have entered into an agreement with your Section 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”), and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Plan.

Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Plan to a previously issued Contract used in a Section 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.

Please see the SAI for information regarding withdrawals under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.

63

Loans under section 403(b) of the Code

You may be eligible for a loan of some or all of your Contract Value if:

•	We issued your Contract prior to January 1, 2009;

•	Your Contract does not contain a GMWB Rider;

•	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code;

•	The retirement plan is not subject to Title 1 of ERISA; and

•	Your retirement plan permits you to request the loan.

Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.

Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax advisor before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.

See Your Own Tax Advisor

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

64

VIII. General Matters

Asset Allocation Services

We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)

Distribution of Contracts

John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210-2805. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.

The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of affiliated and/or non-affiliated broker-dealers that provided marketing support and training services to the broker-dealers that sold and service the Contracts.

Standard Compensation

The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 8% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected broker-dealers (“firms”). We determined which firms to support and the extent of the

65

payments that we made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.

These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2013, in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.

Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may give or have previously given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to recommend the contracts of one issuer over another issuer or one product over another product.

For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Contracts Sold Directly Without Payment of Any Sales Compensation

(John Hancock USA Contracts only; not available in NY)

The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. The following classes of individuals are eligible for this waiver:

•	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and

•

employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.

Transaction Confirmations

We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

66

Reinsurance Arrangements

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

Statements of Additional Information

Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus, and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

Financial Statements

The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2014 and 2013, and its Separate Account financial statements for the year ended December 31, 2014 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2014, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

67

Appendix A: Examples of Calculation of Withdrawal Charge

Example 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, there are no withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values. During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.

Contract	Hypothetical	Free Withdrawal	Payments	Withdrawal Charge
Year	Contract Value	Amount	Liquidated	Percent	Amount
2	$55,000	$ 5,000[1]	$ 50,000	6%	$3,000
4	50,500	5,000[2]	45,500	5%	2,275
6	60,000	10,000[3]	50,000	3%	1,500
7	35,000	5,000[4]	45,000[4]	2%	900
8	70,000	20,000[5]	50,000	0%	0

[1]

In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).

[2]

In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).

[3]

In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free Withdrawal Amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free Withdrawal Amount).

[4]

In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 – $50,000), so the free Withdrawal Amount is equal to 10% of payments ($50,000 ×10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 – $5,000).

[5]	There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.

Example 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, the Payment Enhancement is not elected, and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000. The free Withdrawal Amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.

Hypothetical Contract Value	Withdrawal Requested	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
$65,000	$2,000	$15,000[1]	$ 0	5%	$ 0
49,000	5,000	3,000 [2]	2,000	5%	100
52,000	7,000	4,000 [3]	3,000	5%	150
44,000	8,000	0[4]	8,000	5%	400

[1]

For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000 – 0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.

[2]

The Contract has negative accumulate earnings ($49,000 – $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

[3]

The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 – $2,000 – $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

[4]

The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 – $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

A-1

Appendix B: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.

The following is a list of the optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

1.	Enhanced Earnings Death Benefit – Not offered in New York or Washington

2.	Accelerated Beneficiary Protection Death Benefit – Not offered in New York or Washington

Enhanced Earnings Death Benefit

(Not offered in New York or Washington)

Depending on availability, you may have elected the optional Enhanced Earnings Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings death benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the Enhanced Earnings benefit prior to the withdrawal; and

(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Enhanced Earnings Death Benefit will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Enhanced Earnings benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings benefit payable on the death of the surviving Spouse, the Enhanced Earnings benefit will be equal to zero on the date of the first Contract Owner’s death and the death benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Enhanced Earnings benefit.

Termination of the Enhanced Earnings Death Benefit

The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of: (a) the date the Contract terminates; (b) the Maturity Date; or (c) the date on which the Enhanced Earnings benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

B-1

Enhanced Earnings Fee

A daily charge at an annual effective rate of 0.20% of the value of each Variable Investment Option is deducted from each Subaccount for the Enhanced Earnings Death Benefit.

The election of the Enhanced Earnings Death Benefit on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

Accelerated Beneficiary Protection Death Benefit

(Not offered in New York or Washington)

Depending on availability, you may have elected the Accelerated Beneficiary Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Accelerated Beneficiary Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.

Once the Accelerated Beneficiary Protection Death Benefit is elected, it is irrevocable. If the Accelerated Beneficiary Protection Death Benefit is elected, the death benefit paid under the Accelerated Beneficiary Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit) is imposed for the Accelerated Beneficiary Protection Death Benefit (see “Accelerated Beneficiary Protection Death Benefit Fee” below). Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Accelerated Beneficiary Protection Death Benefit (“Accelerated Beneficiary Protection Death Benefit”) is determined as of the date on which written notice and proof of death and all required forms are received in good order at our Annuities Service Center. The amount of the Accelerated Beneficiary Protection Death Benefit is equal to the “Enhanced Earnings Death Benefit” factor plus the greatest of:

•	the Contract Value;

•	the Return of Purchase Payments Death Benefit Factor;

•	the Annual Step-Up Death Benefit Factor; or

•	the Graded Death Benefit Factor.

We may offer other optional Riders whose benefits and the names of such benefits are similar to the Accelerated Beneficiary Protection Death Benefit Factors referenced above. These other optional Riders are separate and distinct from the Accelerated Beneficiary Protection Death Benefit Factors referenced above, they contain separate optional Rider charges and their benefits and limitations may be different.

If there is any Debt under the Contract, the Accelerated Beneficiary Protection Death Benefit equals the amount described above less the Debt amount.

If the Beneficiary is the deceased Owner’s Spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum immediately, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving Spouse:

•	The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner’s death (“first Accelerated Beneficiary Protection Death Benefit”) is not treated as a Purchase Payment to the Contract;

•

In determining the “Enhanced Earnings Death Benefit” Factor (see “Enhanced Earnings Death Benefit Factor” below), on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the “Enhanced Earnings Death Benefit” Factor;

B-2

•

In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Withdrawal Reductions” below).

“Enhanced Earnings Death Benefit” Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the “Enhanced Earnings Death Benefit” factor is equal to 50% multiplied by Earnings, as defined under the “Enhanced Earnings Death Benefit” Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the “Enhanced Earnings Death Benefit” Factor calculation, Earnings are equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals (see example and “Withdrawal Reductions” below).

The Maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.

Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

•	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.

•	“Earnings” are equal to $175,000 minus $150,000, or $25,000.

•	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.

Note that for purposes of the Accelerated Beneficiary Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).

Annual Step-Up Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner’s turning age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary (see “Withdrawal Reductions” below).

Graded Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1.	is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

Number of Complete Years Payment has been in Contract	Payment Multiplier[1]
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%

[1]

If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

2.	is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

B-3

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.

Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionally. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

We reserve the right to restrict Investment Options at any time. We will notify the Owner in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of the Accelerated Beneficiary Protection Death Benefit Rider

The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

•	the date the Contract terminates;

•	the Maturity Date; or

•

the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and the Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.

Accelerated Beneficiary Protection Death Benefit Fee

Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Qualified Plans

If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax advisor.

B-4

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:

Income Plus For Life® Series Riders:

•	Income Plus For Life® 12.08 Series:

¡	Income Plus For Life® 12.08

¡	Income Plus For Life – Joint Life® 12.08

•	Income Plus For Life® (Quarterly Step-Up Review) Series

¡	Income Plus For Life® (Quarterly Step-Up Review)

¡	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)

•	Income Plus For Life® (Annual Step-Up Review) Series*

¡	Income Plus For Life® (Annual Step-Up Review)

¡	Income Plus For Life – Joint Life® (Annual Step-Up Review)

*	The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life®” and “Income Plus For Life – Joint Life®.”

Principal Plus for Life Series Riders

•	Principal Plus for Life

•	Principal Plus for Life Plus Automatic Annual Step-Up

Principal Plus Rider

Principal Returns Rider

These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.

General Information about Guaranteed Minimum Withdrawal Benefit Riders

This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts

Our GMWB Riders provide two different types of benefits:

Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.

Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.

Covered Person(s)

Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or on joint lives.

C-1

Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.

The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.

Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under state law (a “Spouse”) to be treated as a Covered Person under the Contract.

For Riders issued with Nonqualified Contracts:

•	both Spouses must be named as co-Owners of the Contract; or

•	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.

For Riders issued with Qualified Contracts:

•	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and

•	the Owner’s Spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.

Availability of Guaranteed Minimum Withdrawal Benefit Riders

You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

Rider Fees

We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:

•	on the date we determine the death benefit;

•	after the Annuity Commencement Date at the time an Annuity Option begins; or

•	at full surrender of the Contract; or

•	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.

Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

C-2

Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.

Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to increase the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.

Restrictions on Additional Purchase Payments

If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.

Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:

•	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or

•

(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.

Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:

•

(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);

•

(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but

•	(all Contracts) any Purchase Payment after the oldest Covered Person becomes age 81.

C-3

For Contracts issues with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment Restrictions to Qualified Contracts.

Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:

•

You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).

Other limitations on Additional Purchase Payments may vary by state.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments that we may approve for the year that you become 70 1/2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution” and you should consult with a qualified tax advisor regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,

•	no automatic withdrawal program from your Contract is in effect, and

•	your Rider is not in the Settlement Phase.

Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:

•	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or

•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or

•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or

•

(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.

For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial advisor or our Annuities Service Center.

Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.

Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.

If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

•	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or

•	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).

C-4

Subject to our restrictions on frequent trading:

•	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or

•

if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.

You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

You should consult with your financial advisor to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.

Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:

•	Core Strategy Trust

•	Lifestyle Balanced MVP

•	Lifestyle Balanced PS Series

•	Lifestyle Conservative MVP

•	Lifestyle Conservative PS Series

•	Lifestyle Growth MVP

•	Lifestyle Growth PS Series

•	Lifestyle Moderate MVP

•	Lifestyle Moderate PS Series

•	Total Bond Market Trust B

•	Ultra Short Term Bond Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option, in connection with your selected Investment Options.

Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):

•	American Asset Allocation Trust

•	Capital Appreciation Value Trust

•	Franklin Templeton Founding Allocation Trust (not available with any GMWB Rider purchased after December 15, 2008, other than Principal Plus For Life and Principal Returns)

•	Money Market Trust

If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option, except to the Money Market Investment Option. No additional amounts may be allocated to the Money Market Investment Option. Also, you will not be able to transfer amounts from another Investment Option to any of the Restricted Options. And you will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.

We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on page ii of this Prospectus. You should read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including

C-5

future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.

If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Source Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.

None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

Table of Restricted Model Allocations. The following Model Allocation was available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.

Restricted Model Allocation for a Guaranteed Minimum Withdrawal Benefit Rider:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Fundamental Holdings of America (not available after April 30, 2009)	15% 25% 25% 35%	American International Trust American Growth Trust American Growth-Income Trust Bond Trust

Additional Restricted Model Allocations for Principal Plus (formerly known as Guaranteed Principal Plus). If you purchased a Contract with a Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.

Restricted Model Allocations. The following eight Model Allocations were available with Principal Plus for Contracts issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocation.

Restricted Model Allocations for Principal Plus:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Conservative Income Strategy (formerly, “Scudder Conservative Income Strategy”):	64.00% 10.00% 7.00% 6.00% 3.00% 2.00% 2.00% 2.00% 2.00% 1.00% 1.00%

Investment Quality Bond Trust

Active Bond Trust

Fundamental All Cap Core Trust

500 Index Trust B

International Value Trust

Total Stock Market Index Trust

Real Estate Securities Trust

Small Cap Index Trust

Fundamental Large Cap Value Trust

Global Trust

International Equity Index

C-6

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Growth Strategy (formerly, “Scudder Growth Strategy”):	23.00% 18.00% 14.00% 14.00% 11.00% 5.00% 5.00% 4.00% 2.00% 2.00% 2.00%

500 Index Trust B

Fundamental All Cap Core Trust

International Value Trust

Fundamental Large Cap Value Trust

Investment Quality Bond Trust

Total Stock Market Index Trust

Small Cap Index Trust

Real Estate Securities Trust

Global Trust

International Equity Index Trust

Active Bond Trust

Growth & Income Strategy (formerly, “Scudder Growth & Income Strategy”):	32.00% 17.00% 15.00% 9.00% 7.00% 5.00% 4.00% 3.00% 2.00% 2.00% 4.00%

Investment Quality Bond Trust

500 Index Trust B

Fundamental All Cap Core Trust

International Value Trust

Fundamental Large Cap Value Trust

Active Bond Trust

Total Stock Market Index Trust

Real Estate Securities Trust

Global Trust

International Equity Index Trust

Small Cap Index Trust

Income & Growth Strategy (formerly, “Scudder Income & Growth Strategy”):	46.00% 13.00% 11.00% 7.00% 6.00% 5.00% 3.00% 3.00% 2.00% 2.00% 2.00%

Investment Quality Bond Trust

Fundamental All Cap Core Trust

500 Index Trust B

Active Bond Trust

International Value Trust

Fundamental Large Cap Value Trust

Total Stock Market Index Trust

Small Cap Index Trust

Global Trust Series

International Equity Index Trust

Real Estate Securities Trust

Growth Focus:	45.00% 40.00% 15.00%	500 Index Trust B Investment Quality Bond Trust Fundamental All Cap Core Trust
Sector Focus:	40.00% 30.00% 15.00% 15.00%	Investment Quality Bond Trust Total Stock Market Index Trust Real Estate Securities Trust Fundamental All Cap Core Trust
US All-Capitalization:	40.00% 15.00% 15.00% 15.00% 15.00%	Investment Quality Bond Trust 500 Index Trust B Small Cap Index Trust Fundamental All Cap Core Trust Mid Cap Index Trust
Value Focus:	40.00% 30.00% 30.00%	Investment Quality Bond Trust Fundamental All Cap Core Trust Fundamental Large Cap Value Trust

If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

C-7

A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.

Increases in Guaranteed Amounts

We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.

Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.

Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.

Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders

Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.

Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.

Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.

C-8

Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider.

The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.

Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:

•	you select option A, B or C above; and

•	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

•	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59 1/2, a 10% penalty tax under the Code;

•	reduce the death benefit and other optional benefits;

•	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and

•	may reduce your ability to obtain Step-Ups.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in V. Description of the Contract”) if you enroll in the Income Made Easy Program.

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancy of you and your Spouse). The Life Expectancy Distribution Program may provide one or more of the following:

•	Pre-59 1/2 Distributions - these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or

•	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or

•

Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3) or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters - Required Minimum Distributions.”

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution Program may reduce future guaranteed minimum withdrawal values.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution Program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect that withdrawals made after the Lifetime Income Date have on the Rider’s guarantees.

The Life Expectancy Distribution Program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchase.

If you are interested in the Life Expectancy Distribution Program, you may obtain further information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution Program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).

C-9

Under our Life Expectancy Distribution Program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax advisor.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

Additional Annuity Options

In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments. If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract – Pay-out Period Provisions”).

When you take withdrawals:

•	you have the flexibility to start and stop withdrawals;

•	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);

•	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;

•

you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and

•	you reduce the Contract Value available for annuitization.

When you annuitize:

•	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);

•	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);

•	you no longer have access to the Contract Value; and

•

your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.

Tax Considerations

Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59 1/2. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) Plans is NOT available if you elected any of our GMWB Riders.

C-10

Features of Income Plus For Life® 12.08 Series Riders

Covered Person(s)

The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life 12.08) or on the lifetime durations of two Covered Persons (Income Plus For Life –Joint Life® 12.08).

IPFL 12.08 Series Rider Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® 12.08) the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or

•	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchased the Rider if:

•

(for Income Plus For Life® 12.08) you were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in NY).

•

(for Income Plus For Life – Joint Life® 12.08) both you and your spouse were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would turn age 58 1/2 (age 61 in NY). (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

C-11

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® 12.08 – 5%; and

•	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59 1/2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider (see “Restrictions on Additional Purchase Payments,” above).

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base;

¡	the date of a reduction in the Benefit Base; or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:

•	Annual Credit Rate

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

C-12

¡	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Annual Credit Rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the date that the younger of you or your spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).

C-13

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)

If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life® 12.08 Rider based on the value of its other features.

At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount.

The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.

“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period.

We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.

Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

C-14

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® 12.08 Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1/2, or 61 in New York, at time of purchase, the Lifetime Income Date will not

C-15

coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or

•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income

C-16

Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:

•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or

•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® 12.08:

1. Not the Covered Person

•    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.

2. The Covered Person	• ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an

C-17

individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;

C-18

•	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders

Income Plus For Life® (Quarterly Step-Up Review) Series Definitions

The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.

Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:

•	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or

•	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.

Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life –Joint Life® (Quarterly Step-Up Review)).

IPFL (Quarterly Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract: or

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•

the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life (Quarterly Step-Up Review) ); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

C-19

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

•

(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in New York).

•

(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1/2 (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Quarterly Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase

C-20

Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate –

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

¡	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.

C-21

Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduce the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the “Target Amount”(see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is the greater of:

•

200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or

•	the highest Target Value.

In no event, however, will we set a Target Amount in excess of $5 million.

Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.

C-22

We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:

•	(200% × $100,000) + (100% × $25,000) = $225,000; or

•	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.

Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:

•	the Contract Value on that date; and

•	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.

If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:

•	the Contract Value on the Contract Anniversary; or

•	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”

If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

C-23

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.

Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

C-24

For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58 1/2 at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the

C-25

Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

C-26

Impact of Death Benefits

Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):
1. Not the Covered Person

•    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.

2. The Covered Person	• ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

C-27

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Annual Step-Up Review) Series Riders

Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”

Form of Guaranteed Amounts

Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•

(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

C-28

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life (Annual Step-Up Review); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.

Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:

•

(for Income Plus For Life® (Annual Step-Up Review)) you were age 59 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59 1/2 (age 61 in New York).

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59 1/2. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Annual Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase

C-29

Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

Credits. The Income Plus For Life® (Annual Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate:

¡	7% for Riders purchased on or after January 17, 2008 and outside of New York;

¡	6% for Riders purchased before January 17, 2008 or in New York.

•

Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider, or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).

C-30

Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.

We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.

Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

C-31

Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:

•

any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the

C-32

withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).

We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)

Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:

•	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

•	the Contract Value immediately after the Excess Withdrawal.

After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

•	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or

•

you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59 1/2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

•	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

¡	the Excess Withdrawal amount; divided by

¡	the Contract Value before the withdrawal.

C-33

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year,

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.

The settlement payment we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.

•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

C-34

Impact of Death Benefits

Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse

•    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

2. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	• may continue in the same manner as 1.
• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

3. The Covered Person and the Beneficiary is the deceased Owner’s Spouse	• ends without any further benefit.

4. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	• ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See

C-35

“Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Termination of Rider

You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	the death or removal of the Covered Person; or

•	termination of the Contract.

Features of Principal Plus and Principal Plus for Life Series Riders

Forms of Guaranteed Amounts

Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. Principal Plus does not provide a lifetime income guarantee.

Principal Plus and PPFL Benefits

Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as the Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract an Owner, Beneficiary or Annuitant under the Contract.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5%); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

C-36

The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58 1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59 1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate

The Benefit Rate is:

•	Principal Plus – 5.00%

•	Principal Plus for Life – 5.00%

•	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Increases in Guaranteed Amounts

Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider.

We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:

•	5% of the Benefit Base immediately after the Additional Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

C-37

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.

Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.

In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

•	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

•	in the case of the Lifetime Income Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

Credits. The Riders provide the following Credit features:

•	Credit Rate – 5%.

•	initial Credit Period

¡	(for Principal Plus) – the first 5 Contract Years.

¡

(for Principal Plus for Life Series Riders issued prior to May 1, 2007) - the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person turns age 80.

¡	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) - the first 10 Contract Years.

•

extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

Each time you qualify for a Credit, we increase the Benefit Base:

•

by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise

•	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.

Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).

•

At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).

C-38

Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:

•	(for Principal Plus and Principal Plus for Life) 0.75%, and

•	(for Principal Plus for Life Plus Automatic Annual Step-Up) 1.20%.

If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Up Dates. We schedule Step-Up Dates:

•	(for Principal Plus) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) - the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.

•	(for Riders issued in Oregon) - we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.

•

(for Principal Plus for Life Riders with endorsement) - we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.

Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.

If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

C-39

Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.

C-40

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or

•	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.

Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:

•	the Lifetime Income Amount prior to the withdrawal; or

•	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.

Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is

C-41

based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:

•	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or

•	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on distribution requirements under the Code.

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.

Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in the “Accumulation Period Provisions – Payment of Death Benefit” provision of this Prospectus.

C-42

Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:

•

You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.

•

You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

•

We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.

•

After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.
Continuation of Principal Plus. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Beneficiary is:	Then PRINCIPAL PLUS:
1. The deceased Owner’s Spouse	• Continues if the Benefit Base is greater than zero.

•    Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

•    Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

• Continues to impose the Principal Plus fee.

•    Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.

2. Not the deceased Owner’s Spouse

•    Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

C-43

Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1. The Covered Person and the Beneficiary is the deceased Owner’s Spouse

•    Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.

• Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.
• Continues to impose the Principal Plus for Life fee.

•    Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

2. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse

•    Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

3. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse

•    Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

4. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse

•    Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

•    In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

C-44

Termination of Rider

You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

•	under Principal Plus, the date the Benefit Base depletes to zero; or

•	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or

•	under Principal Plus, the Maturity Date under the Contract; or

•	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Principal Returns Rider

Form of Guarantee

The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).

In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.

The Rider does not provide a lifetime income guarantee.

Benefit Base

The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may determine the Benefit Base by using your Contract Value after the first Contract Year.

The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Benefit Rate

The Benefit Rate is 8%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider.

C-45

We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:

•	8% of the Benefit Base immediately after the Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).

Accumulation Benefit (not available for Riders issued in the state of Washington). As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:

•	the amount of your initial Purchase Payments, up to $5 million; or

•	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.

Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.

If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.

Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.

We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.

Withdrawals, Distributions and Settlements

Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.

C-46

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or

•	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our automatic Life Expectancy Distribution Program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.

If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.

Settlement Phase. The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year, and

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

C-47

Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:

•	Continues if the Benefit Base is greater than zero.

•	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.

•

Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

•	Continues to impose the Rider fee.

•

Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.

•

Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Termination of Rider

You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

•	the date the Benefit Base and the Contract Value both deplete to zero; or

•	the date an Annuity Option under the Contract begins; or

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

C-48

Appendix D: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that may have been available to you at issue. Not all Riders were available at the same time or in all states.

John Hancock USA
Guaranteed Retirement Income Benefit* II
Guaranteed Retirement Income Benefit* III

John Hancock New York
Guaranteed Retirement Income Benefit* II

*	May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

John Hancock USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base:

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

D-1

Guaranteed Retirement Income Benefit II Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Guaranteed Retirement Income Benefit III Growth Factor: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Benefit II Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Guaranteed Retirement Income Benefit III Income Base Reductions: If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”).

Life Annuity with a 10-Year Period Certain – Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income

D-2

Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%
Guaranteed Retirement Income Benefit III	0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;

•	the termination of the Contract for any reason; or

•	the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit.

Hence, you should consider that because (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.

John Hancock New York

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

D-3

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base (Guaranteed Retirement Income Benefit II only): The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”):

•	Life Annuity with a 10-Year Period Certain;

•	Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%

D-4

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;

•	the termination of the Contract for any reason; or

•	the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit.

You should consider that because (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.

D-5

Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

•	Wealthmark Contracts with no optional benefit Riders;

•	Wealthmark Contracts with the Enhanced Earnings optional benefit Rider; and

•	Wealthmark Contracts with the Payment Enhancement optional benefit Rider.

Please note that fees for the Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Accelerated Beneficiary Protection Death Benefit and the GMWB Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

U-1

Wealthmark ALL

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Wealthmark Variable Annuity

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

500 Index Trust B - NAV Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	15.986	12.279	10.754	10.705	9.452	7.586	12.249	12.500	—	—
Value at End of Year	17.881	15.986	12.279	10.754	10.705	9.452	7.586	12.249	—	—
Wealthmark No. of Units	1,129,264	1,469,596	1,884,181	2,242,696	2,597,793	2,922,785	3,207,544	3,636,231	—	—
NY Wealthmark No. of Units	136,304	177,445	232,630	258,634	290,018	307,062	329,044	351,590	—	—

Wealthmark Contracts with EER
Value at Start of Year	15.774	12.140	10.654	10.627	9.401	7.561	12.233	12.500	—	—
Value at End of Year	17.609	15.774	12.140	10.654	10.627	9.401	7.561	12.233	—	—
No. of Units	118,631	164,210	195,885	211,814	249,107	279,773	348,730	405,345	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	15.617	12.038	10.580	10.569	9.364	7.542	12.221	12.500	—	—
Value at End of Year	17.407	15.617	12.038	10.580	10.569	9.364	7.542	12.221	—	—
No. of Units	14,810	17,021	16,738	24,007	23,630	23,398	15,419	22,423	—	—

Active Bond Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	17.774	18.017	16.690	16.012	14.281	11.643	13.215	13.102	—	—
Value at End of Year	18.682	17.774	18.017	16.690	16.012	14.281	11.643	13.215	—	—
Wealthmark No. of Units	375,896	455,572	553,865	646,738	885,812	971,902	1,091,044	1,523,314	—	—
NY Wealthmark No. of Units	43,011	53,199	65,908	71,144	83,867	98,003	99,021	132,962	—	—

Wealthmark Contracts with EER
Value at Start of Year	17.468	17.742	16.469	15.832	14.148	11.558	13.145	13.049	—	—
Value at End of Year	18.324	17.468	17.742	16.469	15.832	14.148	11.558	13.145	—	—
No. of Units	55,447	65,998	74,575	75,777	91,157	107,803	118,420	170,957	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.242	17.539	16.305	15.697	14.049	11.494	13.092	13.010	—	—
Value at End of Year	18.060	17.242	17.539	16.305	15.697	14.049	11.494	13.092	—	—
No. of Units	11,405	12,495	12,128	13,854	14,637	14,673	22,155	25,839	—	—

AIM V.I. Utilities Fund Portfolio (formerly INVESCO VIF-Utilities Fund Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Series I Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	22.370	19.416
Value at End of Year	—	—	—	—	—	—	—	—	27.677	22.370
Wealthmark No. of Units	—	—	—	—	—	—	—	—	120,435	135,340
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	6,605	7,051

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	22.226	19.330
Value at End of Year	—	—	—	—	—	—	—	—	27.444	22.226
No. of Units	—	—	—	—	—	—	—	—	10,897	9,657

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	22.119	19.265
Value at End of Year	—	—	—	—	—	—	—	—	27.271	22.119
No. of Units	—	—	—	—	—	—	—	—	6,361	4,357

Alger American Balanced Portfolio (substituted with JHT Index Allocation Trust eff 05-03-2007) - Class S Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	16.440	17.795
Value at End of Year	—	—	—	—	—	—	—	—	16.936	16.440
Wealthmark No. of Units	—	—	—	—	—	—	—	—	1,018,005	1,106,591
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	90,811	90,815

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	16.334	17.716
Value at End of Year	—	—	—	—	—	—	—	—	16.793	16.334
No. of Units	—	—	—	—	—	—	—	—	67,370	70,552

U-2

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	16.255	17.657
Value at End of Year	—	—	—	—	—	—	—	—	16.687	16.255
No. of Units	—	—	—	—	—	—	—	—	12,792	13,021

Alger American Leveraged AllCap Portfolio (substituted with JHT All Cap Core Trust eff 05-03-2007) - Class S Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	20.032	15.415
Value at End of Year	—	—	—	—	—	—	—	—	23.500	20.032
Wealthmark No. of Units	—	—	—	—	—	—	—	—	243,915	223,849
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	20,475	18,632

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.903	15.346
Value at End of Year	—	—	—	—	—	—	—	—	23.302	19.903
No. of Units	—	—	—	—	—	—	—	—	44,618	50,877

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.807	15.295
Value at End of Year	—	—	—	—	—	—	—	—	23.155	19.807
No. of Units	—	—	—	—	—	—	—	—	654	1,678

All Cap Core Trust (formerly Growth Trust) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	23.942	18.113	15.784	15.984	14.368	11.360	19.122	20.097	—	—
Value at End of Year	25.842	23.942	18.113	15.784	15.984	14.368	11.360	19.122	—	—
Wealthmark No. of Units	53,166	77,283	122,059	132,070	149,215	177,068	201,654	265,205	—	—
NY Wealthmark No. of Units	10,725	14,937	17,427	18,098	18,765	20,251	22,565	22,780	—	—

Wealthmark Contracts with EER
Value at Start of Year	23.391	17.731	15.483	15.710	14.150	11.210	18.908	19.898	—	—
Value at End of Year	25.196	23.391	17.731	15.483	15.710	14.150	11.210	18.908	—	—
No. of Units	2,994	22,630	23,889	24,662	26,297	41,864	43,910	44,286	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	18.749	19.750	—	—
Value at End of Year	—	—	—	—	—	—	11.099	18.749	—	—
No. of Units	—	—	—	—	—	—	858	859	—	—

American Asset Allocation Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	20.874	17.192	15.097	15.180	13.756	11.317	16.357	17.629	—	—
Value at End of Year	21.591	20.874	17.192	15.097	15.180	13.756	11.317	16.357	—	—
Wealthmark No. of Units	98,537	91,483	119,244	155,379	167,304	185,943	181,553	115,332	—	—
NY Wealthmark No. of Units	18,031	17,273	17,738	18,174	19,414	12,418	10,846	6,562	—	—

Wealthmark Contracts with EER
Value at Start of Year	22.030	18.180	15.997	16.116	14.634	12.063	17.471	17.629	—	—
Value at End of Year	22.741	22.030	18.180	15.997	16.116	14.634	12.063	17.471	—	—
No. of Units	17,566	23,684	15,430	20,586	18,080	22,928	13,273	8,197	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.810	18.026	15.885	16.028	14.576	12.033	17.453	17.629	—	—
Value at End of Year	22.480	21.810	18.026	15.885	16.028	14.576	12.033	17.453	—	—
No. of Units	352	593	607	622	639	654	668	3,249	—	—

American Bond Trust (merged into Bond Trust eff 10-28-2011) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	12.967	11.749	13.212	13.263	—	—
Value at End of Year	—	—	—	—	13.550	12.967	11.749	13.212	—	—
Wealthmark No. of Units	—	—	—	—	54,438	94,743	65,310	31,935	—	—
NY Wealthmark No. of Units	—	—	—	—	2,033	1,617	3,487	437	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	12.853	11.669	13.149	13.216	—	—
Value at End of Year	—	—	—	—	13.403	12.853	11.669	13.149	—	—
No. of Units	—	—	—	—	15,602	21,104	19,332	29,323	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.181	—	—
Value at End of Year	—	—	—	—	—	—	—	13.101	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-3

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

American Global Growth Trust - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	13.002	—	—
Value at End of Year	16.712	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—
Wealthmark No. of Units	79,692	103,165	91,880	98,873	94,819	155,942	76,034	8,792	—	—
NY Wealthmark No. of Units	3,103	7,490	5,576	4,994	5,017	4,875	4,100	2,565	—	—

Wealthmark Contracts with EER
Value at Start of Year	16.424	12.995	10.824	12.140	11.095	7.972	13.212	12.988	—	—
Value at End of Year	16.457	16.424	12.995	10.824	12.140	11.095	7.972	13.212	—	—
No. of Units	17,679	21,881	43,964	41,610	42,491	53,819	5,494	224	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	13.199	12.978	—	—
Value at End of Year	—	—	—	—	—	—	7.952	13.199	—	—
No. of Units	—	—	—	—	—	—	5,205	—	—	—

American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013) - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	13.928	—	—
Value at End of Year	—	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—
Wealthmark No. of Units	—	—	54,847	55,155	66,748	76,519	29,674	1,024	—	—
NY Wealthmark No. of Units	—	—	3,814	5,677	9,863	8,024	1,633	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	10.616	9.182	11.608	9.680	6.131	13.484	13.913	—	—
Value at End of Year	—	—	10.616	9.182	11.608	9.680	6.131	13.484	—	—
No. of Units	—	—	3,065	3,634	3,089	3,943	3,391	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.902	—	—
Value at End of Year	—	—	—	—	—	—	—	13.471	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

American Growth Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	22.163	—	—
Value at End of Year	29.542	27.749	21.734	18.801	20.025	17.190	12.570	22.879	—	—
Wealthmark No. of Units	130,813	158,568	247,023	271,190	290,602	311,615	337,855	233,294	—	—
NY Wealthmark No. of Units	1,178	1,773	2,309	2,435	4,686	4,831	657	2,086	—	—

Wealthmark Contracts with EER
Value at Start of Year	27.164	21.318	18.479	19.721	16.962	12.429	22.667	21.987	—	—
Value at End of Year	28.861	27.164	21.318	18.479	19.721	16.962	12.429	22.667	—	—
No. of Units	4,128	7,681	11,832	11,846	15,401	16,379	16,504	17,785	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	26.733	21.011	18.240	19.496	16.793	12.323	22.509	21.855	—	—
Value at End of Year	28.360	26.733	21.011	18.240	19.496	16.793	12.323	22.509	—	—
No. of Units	1,158	1,392	1,406	4,976	4,177	4,192	1,512	—	—	—

American Growth-Income Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	25.188	19.228	16.675	17.299	15.827	12.283	20.147	20.629	—	—
Value at End of Year	27.350	25.188	19.228	16.675	17.299	15.827	12.283	20.147	—	—
Wealthmark No. of Units	83,676	103,542	127,062	136,480	164,342	184,200	157,491	120,574	—	—
NY Wealthmark No. of Units	761	357	1,314	1,152	2,017	2,025	471	485	—	—

Wealthmark Contracts with EER
Value at Start of Year	24.656	18.860	16.389	17.036	15.617	12.145	19.960	20.465	—	—
Value at End of Year	26.720	24.656	18.860	16.389	17.036	15.617	12.145	19.960	—	—
No. of Units	3,959	5,706	7,911	8,807	7,936	8,474	5,663	6,861	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	19.821	20.343	—	—
Value at End of Year	—	—	—	—	—	—	12.042	19.821	—	—
No. of Units	—	—	—	—	—	—	3,482	—	—	—

U-4

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013) - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	13.747	13.758	12.182	8.925	11.971	12.119	—	—
Value at End of Year	—	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—
Wealthmark No. of Units	—	—	54,626	55,585	56,822	49,348	40,050	—	—	—
NY Wealthmark No. of Units	—	—	2,951	1,920	2,892	319	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	13.619	13.657	12.117	8.895	11.955	12.106	—	—
Value at End of Year	—	—	15.141	13.619	13.657	12.117	8.895	11.955	—	—
No. of Units	—	—	4,542	4,602	148	968	30	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	13.524	13.582	12.069	8.873	11.943	12.096	—	—
Value at End of Year	—	—	15.013	13.524	13.582	12.069	8.873	11.943	—	—
No. of Units	—	—	2,536	2,695	12,033	12,213	5,188	—	—	—

American International Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	29.234	—	—
Value at End of Year	29.500	30.889	25.891	22.393	26.522	25.212	17.954	31.650	—	—
Wealthmark No. of Units	62,396	75,350	81,386	91,466	95,209	95,807	99,122	57,428	—	—
NY Wealthmark No. of Units	658	1,445	2,354	3,688	4,778	5,793	3,013	2,502	—	—

Wealthmark Contracts with EER
Value at Start of Year	30.237	25.395	22.009	26.119	24.878	17.751	31.357	29.001	—	—
Value at End of Year	28.820	30.237	25.395	22.009	26.119	24.878	17.751	31.357	—	—
No. of Units	8,744	9,956	10,270	11,318	5,355	5,599	5,146	6,121	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	29.757	25.030	21.725	25.820	24.631	17.601	31.139	28.828	—	—
Value at End of Year	28.320	29.757	25.030	21.725	25.820	24.631	17.601	31.139	—	—
No. of Units	261	439	449	460	472	484	494	—	—	—

American New World Trust - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	14.478	—	—
Value at End of Year	13.765	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—
Wealthmark No. of Units	94,289	130,803	153,077	159,664	181,928	162,316	83,526	57,170	—	—
NY Wealthmark No. of Units	731	1,335	4,246	1,902	2,676	3,017	1,218	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	15.032	13.793	11.968	14.207	12.319	8.412	14.907	14.463	—	—
Value at End of Year	13.556	15.032	13.793	11.968	14.207	12.319	8.412	14.907	—	—
No. of Units	3,359	6,242	6,199	8,350	7,434	7,244	4,273	2,781	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	14.451	—	—
Value at End of Year	—	—	—	—	—	—	—	14.892	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Blue Chip Growth Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	25.507	18.341	15.751	15.777	13.800	9.816	17.353	16.755	—	—
Value at End of Year	27.387	25.507	18.341	15.751	15.777	13.800	9.816	17.353	—	—
Wealthmark No. of Units	94,151	106,771	107,874	117,972	75,380	100,396	74,008	58,233	—	—
NY Wealthmark No. of Units	445	—	54	86	69	1,921	97	102	—	—

Wealthmark Contracts with EER
Value at Start of Year	24.920	17.954	15.451	15.507	13.591	9.687	17.158	16.589	—	—
Value at End of Year	26.703	24.920	17.954	15.451	15.507	13.591	9.687	17.158	—	—
No. of Units	20,901	20,445	24,149	29,210	16,565	18,547	14,882	9,460	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	24.488	17.670	15.229	15.307	13.436	9.591	17.014	16.465	—	—
Value at End of Year	26.201	24.488	17.670	15.229	15.307	13.436	9.591	17.014	—	—
No. of Units	1,125	1,219	1,312	11,966	20,594	20,878	1,664	3,305	—	—

U-5

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Bond Trust - Series II Shares (units first credited 10-28-2011)

Contracts with no Optional Benefits
Value at Start of Year	12.752	13.146	12.564	12.500	—	—	—	—	—	—
Value at End of Year	13.254	12.752	13.146	12.564	—	—	—	—	—	—
Wealthmark No. of Units	42,333	43,900	72,992	61,889	—	—	—	—	—	—
NY Wealthmark No. of Units	—	—	—	3,955	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	12.697	13.115	12.559	12.500	—	—	—	—	—	—
Value at End of Year	13.170	12.697	13.115	12.559	—	—	—	—	—	—
No. of Units	15,903	15,944	15,707	15,787	—	—	—	—	—	—

Capital Appreciation Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	23.566	17.431	15.261	15.502	14.090	10.059	16.285	15.434	—	—
Value at End of Year	25.439	23.566	17.431	15.261	15.502	14.090	10.059	16.285	—	—
Wealthmark No. of Units	17,488	21,596	25,267	29,732	33,574	45,500	27,162	29,780	—	—
NY Wealthmark No. of Units	338	279	868	28	—	1,179	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	23.024	17.064	14.970	15.237	13.876	9.926	16.102	15.281	—	—
Value at End of Year	24.804	23.024	17.064	14.970	15.237	13.876	9.926	16.102	—	—
No. of Units	523	661	529	863	537	540	747	151	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	15.168	—	—
Value at End of Year	—	—	—	—	—	—	—	15.967	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)

Contracts with no Optional Benefits
Value at Start of Year	17.915	14.899	13.198	13.009	11.610	9.068	12.500	—	—	—
Value at End of Year	19.793	17.915	14.899	13.198	13.009	11.610	9.068	—	—	—
Wealthmark No. of Units	118,262	60,924	70,072	74,896	82,334	82,370	49,851	—	—	—
NY Wealthmark No. of Units	1,136	—	—	—	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	17.718	14.765	13.105	12.943	11.574	12.500	—	—	—	—
Value at End of Year	19.536	17.718	14.765	13.105	12.943	11.574	—	—	—	—
No. of Units	1,436	900	929	4,140	4,209	4,244	—	—	—	—

Classic Value Trust (merged into Equity-Income Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.564	18.048	—	—
Value at End of Year	—	—	—	—	—	—	7.801	14.564	—	—
Wealthmark No. of Units	—	—	—	—	—	—	6,024	6,400	—	—
NY Wealthmark No. of Units	—	—	—	—	—	—	1,107	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	14.458	17.940	—	—
Value at End of Year	—	—	—	—	—	—	7.728	14.458	—	—
No. of Units	—	—	—	—	—	—	1,138	187	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	17.859	—	—
Value at End of Year	—	—	—	—	—	—	—	14.379	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)

Contracts with no Optional Benefits
Value at Start of Year	—	12.612	11.284	11.738	10.794	8.750	12.500	—	—	—
Value at End of Year	—	—	12.612	11.284	11.738	10.794	8.750	—	—	—
Wealthmark No. of Units	—	—	327	403	406	1,337	1,101	—	—	—

Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)

Contracts with no Optional Benefits
Value at Start of Year	—	—	15.916	16.418	15.037	12.500	—	—	—	—
Value at End of Year	—	—	—	15.916	16.418	15.037	—	—	—	—
Wealthmark No. of Units	—	—	—	16,784	10,618	160	—	—	—	—
NY Wealthmark No. of Units	—	—	—	18,588	20,799	—	—	—	—	—

U-6

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Wealthmark Contracts with EER
Value at Start of Year	—	—	16.363	—	15.017	12.500	—	—	—	—
Value at End of Year	—	—	—	—	16.363	15.017	—	—	—	—
No. of Units	—	—	—	—	4,387	4,439	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	15.768	12.500	—	—	—	—	—	—
Value at End of Year	—	—	—	15.768	—	—	—	—	—	—
No. of Units	—	—	—	3,279	—	—	—	—	—	—

Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)

Contracts with no Optional Benefits
Value at Start of Year	—	—	16.522	16.606	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.522	16.606	—	—	—	—	—
Wealthmark No. of Units	—	—	—	16,845	7,438	—	—	—	—	—
NY Wealthmark No. of Units	—	—	—	74	75	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	16.434	16.551	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.434	16.551	—	—	—	—	—
No. of Units	—	—	—	5,281	5,018	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	16.368	16.509	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.368	16.509	—	—	—	—	—
No. of Units	—	—	—	407	452	—	—	—	—	—

Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)

Contracts with no Optional Benefits
Value at Start of Year	—	—	16.466	17.034	15.396	12.500	—	—	—	—
Value at End of Year	—	—	—	16.466	17.034	15.396	—	—	—	—
Wealthmark No. of Units	—	—	—	47,829	31,923	2,204	—	—	—	—

Core Equity Trust (merged into Fundamental Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.282	16.161	—	—
Value at End of Year	—	—	—	—	—	—	6.395	14.282	—	—
Wealthmark No. of Units	—	—	—	—	—	—	3,201	4,438	—	—
NY Wealthmark No. of Units	—	—	—	—	—	—	1,575	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	14.178	16.064	—	—
Value at End of Year	—	—	—	—	—	—	6.335	14.178	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	15.992	—	—
Value at End of Year	—	—	—	—	—	—	—	14.100	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)

Contracts with no Optional Benefits
Value at Start of Year	—	17.224	15.764	15.903	14.708	12.500	—	—	—	—
Value at End of Year	—	—	17.224	15.764	15.903	14.708	—	—	—	—
Wealthmark No. of Units	—	—	52,572	58,411	43,246	2,573	—	—	—	—
NY Wealthmark No. of Units	—	—	466	5,699	—	—	—	—	—	—

Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)

Contracts with no Optional Benefits
Value at Start of Year	—	17.153	15.409	16.235	15.203	12.500	—	—	—	—
Value at End of Year	—	—	17.153	15.409	16.235	15.203	—	—	—	—
Wealthmark No. of Units	—	—	33,845	34,345	17,555	12,047	—	—	—	—
NY Wealthmark No. of Units	—	—	146	—	—	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	15.168	12.500	—	—	—	—
Value at End of Year	—	—	—	—	16.141	15.168	—	—	—	—
No. of Units	—	—	—	—	2,977	2,991	—	—	—	—

U-7

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Core Strategy Trust (formerly Index Allocation Trust) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	17.514	14.920	13.478	13.667	12.355	10.299	14.206	14.216	—	—
Value at End of Year	18.291	17.514	14.920	13.478	13.667	12.355	10.299	14.206	—	—
Wealthmark No. of Units	580,835	835,395	859,517	972,874	1,138,663	1,370,869	1,491,545	2,074,880	—	—
NY Wealthmark No. of Units	72,377	86,609	112,122	124,630	139,308	150,599	153,095	179,933	—	—

Wealthmark Contracts with EER
Value at Start of Year	17.240	14.716	13.320	13.534	12.260	10.240	14.152	14.182	—	—
Value at End of Year	17.969	17.240	14.716	13.320	13.534	12.260	10.240	14.152	—	—
No. of Units	32,038	45,255	49,512	63,236	67,406	85,624	97,717	138,126	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.037	14.565	13.203	13.435	12.189	10.196	14.113	14.156	—	—
Value at End of Year	17.731	17.037	14.565	13.203	13.435	12.189	10.196	14.113	—	—
No. of Units	10,920	10,556	10,306	9,733	11,322	11,546	11,660	19,836	—	—

Credit Suisse Trust Global Small Cap Portfolio (formerly Credit Suisse Trust-Global Post-Venture Capital Portfolio)

(substituted with JHT International Equity Index Trust B eff 05-03-2007) - NAV Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	26.313	22.974
Value at End of Year	—	—	—	—	—	—	—	—	29.374	26.313
Wealthmark No. of Units	—	—	—	—	—	—	—	—	55,414	54,354
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	6,841	4,834

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	26.143	22.871
Value at End of Year	—	—	—	—	—	—	—	—	29.127	26.143
No. of Units	—	—	—	—	—	—	—	—	6,938	8,631

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	26.017	22.795
Value at End of Year	—	—	—	—	—	—	—	—	28.943	26.017
No. of Units	—	—	—	—	—	—	—	—	39	828

Credit SuisseTrust-Emerging Markets Portfolio (substituted with JHT International Equity Index Trust B eff 05-03-2007) NAV Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	29.224	23.164
Value at End of Year	—	—	—	—	—	—	—	—	38.189	29.224
Wealthmark No. of Units	—	—	—	—	—	—	—	—	238,035	228,309
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	15,704	13,835

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	29.036	23.061
Value at End of Year	—	—	—	—	—	—	—	—	37.867	29.036
No. of Units	—	—	—	—	—	—	—	—	28,113	34,002

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	28.895	22.984
Value at End of Year	—	—	—	—	—	—	—	—	37.628	28.895
No. of Units	—	—	—	—	—	—	—	—	1,532	5,656

Deutsche Equity 500 Index VIP (formerly DWS Equity 500 Index Trust VIP) - Class B2 Shares (units first credited 09-16-2005)

Contracts with no Optional Benefits
Value at Start of Year	29.355	22.648	19.929	19.925	17.680	14.253	23.076	22.321	19.648	12.500
Value at End of Year	32.711	29.355	22.648	19.929	19.925	17.680	14.253	23.076	22.321	19.648
Wealthmark No. of Units	206,363	219,233	289,583	334,780	392,794	462,460	532,039	598,236	683,312	827,396
NY Wealthmark No. of Units	48,743	55,891	74,307	79,644	84,970	86,387	87,282	143,309	130,755	167,280

Wealthmark Contracts with EER
Value at Start of Year	28.702	22.189	19.564	19.600	17.426	14.076	22.836	22.133	19.521	12.500
Value at End of Year	31.920	28.702	22.189	19.564	19.600	17.426	14.076	22.836	22.133	19.521
No. of Units	41,869	47,526	53,000	49,050	56,982	61,312	72,007	76,585	90,737	104,966

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	28.222	21.851	19.295	19.359	17.237	13.945	22.657	21.993	19.427	12.500
Value at End of Year	31.339	28.222	21.851	19.295	19.359	17.237	13.945	22.657	21.993	19.427
No. of Units	892	915	937	961	988	1,012	1,036	9,869	10,889	12,256

U-8

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)

Contracts with no Optional Benefits
Value at Start of Year	—	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—
Value at End of Year	—	—	13.653	12.298	12.763	11.435	9.134	—	—	—
Wealthmark No. of Units	—	—	519	629	633	7,697	6,053	—	—	—

Dreyfus I.P. MidCap Stock Portfolio (substituted with JHT Mid Cap Index Trust eff 05-03-2007) - Service Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	21.723	20.221
Value at End of Year	—	—	—	—	—	—	—	—	23.066	21.723
Wealthmark No. of Units	—	—	—	—	—	—	—	—	886,682	938,985
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	78,123	78,833

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	21.583	20.131
Value at End of Year	—	—	—	—	—	—	—	—	22.871	21.583
No. of Units	—	—	—	—	—	—	—	—	89,683	92,859

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	21.478	20.064
Value at End of Year	—	—	—	—	—	—	—	—	22.727	21.478
No. of Units	—	—	—	—	—	—	—	—	22,517	24,638

Dreyfus Socially Responsible Growth Fund Inc (substituted with JHT Quantitative All Cap Trust eff 05-03-2007) (now Optimized All Cap Trust) Service Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	18.179	17.837
Value at End of Year	—	—	—	—	—	—	—	—	19.533	18.179
Wealthmark No. of Units	—	—	—	—	—	—	—	—	49,211	68,128
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	3,964	5,407

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	18.062	17.757
Value at End of Year	—	—	—	—	—	—	—	—	19.369	18.062
No. of Units	—	—	—	—	—	—	—	—	7,476	7,533

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	17.975	17.698
Value at End of Year	—	—	—	—	—	—	—	—	19.246	17.975
No. of Units	—	—	—	—	—	—	—	—	2,138	2,139

DWS Balanced VIP (formerly Scudder Total Return Portfolio) (substituted with JHT Index Allocation Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	16.429	16.034
Value at End of Year	—	—	—	—	—	—	—	—	17.792	16.429
Wealthmark No. of Units	—	—	—	—	—	—	—	—	651,852	710,666
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	59,451	60,602

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	16.323	15.963
Value at End of Year	—	—	—	—	—	—	—	—	17.642	16.323
No. of Units	—	—	—	—	—	—	—	—	65,263	70,550

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	16.244	15.909
Value at End of Year	—	—	—	—	—	—	—	—	17.531	16.244
No. of Units	—	—	—	—	—	—	—	—	4,454	12,190

DWS Blue Chip VIP (formerly Scudder Blue Chip Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	20.772	19.204
Value at End of Year	—	—	—	—	—	—	—	—	23.594	20.772
Wealthmark No. of Units	—	—	—	—	—	—	—	—	646,728	650,218
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	73,566	68,510

U-9

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	20.638	19.119
Value at End of Year	—	—	—	—	—	—	—	—	23.396	20.638
No. of Units	—	—	—	—	—	—	—	—	79,298	89,385

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	20.538	19.055
Value at End of Year	—	—	—	—	—	—	—	—	23.248	20.538
No. of Units	—	—	—	—	—	—	—	—	7,356	3,769

DWS Bond VIP (formerly SVS Bond Portfolio) (substituted with JHT Bond Index Trust A eff 05-03-2007) (now Total Bond Market Trust A) Class B Shares (units first credited 09-16-2005)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.547	12.500
Value at End of Year	—	—	—	—	—	—	—	—	12.908	12.547
Wealthmark No. of Units	—	—	—	—	—	—	—	—	14,678	7,352
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	2,180	1,939

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	12.530	—
Value at End of Year	—	—	—	—	—	—	—	—	12.865	—
No. of Units	—	—	—	—	—	—	—	—	6,867	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	12.517	—
Value at End of Year	—	—	—	—	—	—	—	—	12.833	—
No. of Units	—	—	—	—	—	—	—	—	3,484	—

DWS Capital Growth VIP (formerly Scudder Capital Growth Portfolio) (substituted with JHT 500 Index Trust B eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.358	18.090
Value at End of Year	—	—	—	—	—	—	—	—	20.649	19.358
Wealthmark No. of Units	—	—	—	—	—	—	—	—	1,933,116	1,405,287
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	134,851	102,555

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.233	18.009
Value at End of Year	—	—	—	—	—	—	—	—	20.475	19.233
No. of Units	—	—	—	—	—	—	—	—	198,663	112,102

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.140	17.949
Value at End of Year	—	—	—	—	—	—	—	—	20.346	19.140
No. of Units	—	—	—	—	—	—	—	—	3,718	3,390

DWS Conservative Allocation VIP (formerly Scudder Income & Growth Strategy Portfolio) (substituted with JHT Lifestyle Moderate Trust eff 12-12-2007) Class B Shares (units first credited 08-16-2004)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.643	13.255
Value at End of Year	—	—	—	—	—	—	—	—	14.639	13.643
Wealthmark No. of Units	—	—	—	—	—	—	—	—	955,432	828,363
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	124,303	84,849

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	13.606	13.245
Value at End of Year	—	—	—	—	—	—	—	—	14.570	13.606
No. of Units	—	—	—	—	—	—	—	—	83,249	63,709

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	13.578	13.238
Value at End of Year	—	—	—	—	—	—	—	—	14.518	13.578
No. of Units	—	—	—	—	—	—	—	—	127,772	112,172

U-10

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

DWS Core Fixed Income VIP (formerly Scudder Fixed Income Portfolio) (substituted with Investment Quality Bond Trust eff 11-16-2009) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.132	13.815	13.484	13.425
Value at End of Year	—	—	—	—	—	—	11.189	14.132	13.815	13.484
Wealthmark No. of Units	—	—	—	—	—	—	1,242,781	1,571,822	1,746,755	1,845,843
NY Wealthmark No. of Units	—	—	—	—	—	—	129,251	178,064	195,083	202,292

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	13.985	13.699	13.397	13.365
Value at End of Year	—	—	—	—	—	—	11.050	13.985	13.699	13.397
No. of Units	—	—	—	—	—	—	191,631	239,698	230,422	248,301

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	13.876	13.612	13.333	13.321
Value at End of Year	—	—	—	—	—	—	10.947	13.876	13.612	13.333
No. of Units	—	—	—	—	—	—	15,708	18,322	18,157	18,011

DWS Davis Venture Value VIP (formerly SVS Davis Venture Value Portfolio) (substituted with JHT Fundamental Value Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	21.299	19.774
Value at End of Year	—	—	—	—	—	—	—	—	24.016	21.299
Wealthmark No. of Units	—	—	—	—	—	—	—	—	915,913	954,778
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	60,199	60,582

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	21.162	19.686
Value at End of Year	—	—	—	—	—	—	—	—	23.814	21.162
No. of Units	—	—	—	—	—	—	—	—	104,820	106,575

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	21.060	19.620
Value at End of Year	—	—	—	—	—	—	—	—	23.663	21.060
No. of Units	—	—	—	—	—	—	—	—	14,473	22,413

DWS Dreman Financial Services VIP (formerly SVS Dreman Financial Services Portfolio) (merged into DWS Dreman High Return Equity VIP eff 09-15-2006) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.232
Value at End of Year	—	—	—	—	—	—	—	—	—	19.860
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	263,120
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	15,951

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.142
Value at End of Year	—	—	—	—	—	—	—	—	—	19.733
No. of Units	—	—	—	—	—	—	—	—	—	20,661

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.075
Value at End of Year	—	—	—	—	—	—	—	—	—	19.637
No. of Units	—	—	—	—	—	—	—	—	—	1,081

DWS Dreman High Return Equity VIP (formerly SVS Dreman High Return Equity Portfolio) (substituted with JHT Quantitative All Cap Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	22.449	21.173
Value at End of Year	—	—	—	—	—	—	—	—	22.666	22.449
Wealthmark No. of Units	—	—	—	—	—	—	—	—	2,450,094	1,989,519
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	154,789	104,740

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	22.304	21.079
Value at End of Year	—	—	—	—	—	—	—	—	25.949	22.304
No. of Units	—	—	—	—	—	—	—	—	332,944	269,770

U-11

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	22.196	21.008
Value at End of Year	—	—	—	—	—	—	—	—	25.785	22.196
No. of Units	—	—	—	—	—	—	—	—	11,648	1,594

DWS Dreman Small Cap Value VIP (formerly SVS Dreman Small Cap Value Portfolio) (substituted with JHT Small Cap Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	25.558	23.608
Value at End of Year	—	—	—	—	—	—	—	—	31.401	25.558
Wealthmark No. of Units	—	—	—	—	—	—	—	—	896,104	971,865
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	81,081	82,798

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	25.393	23.503
Value at End of Year	—	—	—	—	—	—	—	—	31.137	25.393
No. of Units	—	—	—	—	—	—	—	—	87,564	100,327

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	25.270	23.424
Value at End of Year	—	—	—	—	—	—	—	—	30.940	25.270
No. of Units	—	—	—	—	—	—	—	—	5,451	4,993

DWS Global Opportunities VIP (formerly Scudder Global Discovery Portfolio) (substituted with JHT Global Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	29.718	25.525
Value at End of Year	—	—	—	—	—	—	—	—	35.718	29.718
Wealthmark No. of Units	—	—	—	—	—	—	—	—	273,306	276,667
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	35,084	35,750

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	29.526	25.411
Value at End of Year	—	—	—	—	—	—	—	—	35.417	29.526
No. of Units	—	—	—	—	—	—	—	—	26,664	30,447

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	29.384	25.326
Value at End of Year	—	—	—	—	—	—	—	—	35.193	29.384
No. of Units	—	—	—	—	—	—	—	—	2,109	2,367

DWS Global Thematic VIP (formerly Scudder Global Blue Chip Portfolio) (substituted with JHT Global Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	23.599	19.536
Value at End of Year	—	—	—	—	—	—	—	—	30.172	23.599
Wealthmark No. of Units	—	—	—	—	—	—	—	—	240,812	200,859
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	21,874	19,550

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	23.447	19.449
Value at End of Year	—	—	—	—	—	—	—	—	29.918	23.447
No. of Units	—	—	—	—	—	—	—	—	57,742	62,268

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	23.334	19.384
Value at End of Year	—	—	—	—	—	—	—	—	29.729	23.334
No. of Units	—	—	—	—	—	—	—	—	4,645	8,537

DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)

(substituted with JHT Money Market Trust B eff 05-03-2007) - Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.018	12.912
Value at End of Year	—	—	—	—	—	—	—	—	13.318	13.018
Wealthmark No. of Units	—	—	—	—	—	—	—	—	880,456	940,467
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	65,615	64,168

U-12

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	12.934	12.854
Value at End of Year	—	—	—	—	—	—	—	—	13.206	12.934
No. of Units	—	—	—	—	—	—	—	—	174,912	182,298

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	12.872	12.811
Value at End of Year	—	—	—	—	—	—	—	—	13.122	12.872
No. of Units	—	—	—	—	—	—	—	—	73,125	80,826

DWS Growth & Income VIP (formerly Scudder Growth and Income Portfolio) (substituted with JHT 500 Index Trust B eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.261	18.473
Value at End of Year	—	—	—	—	—	—	—	—	21.516	19.261
Wealthmark No. of Units	—	—	—	—	—	—	—	—	625,820	652,721
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	73,204	75,422

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.137	18.390
Value at End of Year	—	—	—	—	—	—	—	—	21.335	19.137
No. of Units	—	—	—	—	—	—	—	—	69,108	71,482

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.044	18.329
Value at End of Year	—	—	—	—	—	—	—	—	21.200	19.044
No. of Units	—	—	—	—	—	—	—	—	16,895	18,604

DWS Growth Allocation VIP (formerly Scudder Growth Strategy Portfolio) (substituted with JHT Lifestyle Growth Trust eff 12-12-2007) (units first credited 08-16-2004)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	14.339	13.715
Value at End of Year	—	—	—	—	—	—	—	—	15.931	14.339
Wealthmark No. of Units	—	—	—	—	—	—	—	—	3,825,435	3,743,554
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	711,854	724,886

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	14.300	13.705
Value at End of Year	—	—	—	—	—	—	—	—	15.855	14.300
No. of Units	—	—	—	—	—	—	—	—	197,062	195,715

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	14.270	13.697
Value at End of Year	—	—	—	—	—	—	—	—	15.799	14.270
No. of Units	—	—	—	—	—	—	—	—	281,793	245,105

DWS Health Care VIP (formerly Scudder Health Sciences Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.637	18.428
Value at End of Year	—	—	—	—	—	—	—	—	20.482	19.637
Wealthmark No. of Units	—	—	—	—	—	—	—	—	371,693	383,673
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	33,037	34,864

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.511	18.346
Value at End of Year	—	—	—	—	—	—	—	—	20.310	19.511
No. of Units	—	—	—	—	—	—	—	—	27,092	29,710

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.416	18.284
Value at End of Year	—	—	—	—	—	—	—	—	20.181	19.416
No. of Units	—	—	—	—	—	—	—	—	11,699	11,289

U-13

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

DWS High Income VIP (formerly Scudder High Income Portfolio) (substituted with JHT Active Bond Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	18.331	17.975
Value at End of Year	—	—	—	—	—	—	—	—	19.905	18.331
Wealthmark No. of Units	—	—	—	—	—	—	—		872,531	911,413
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	54,788	58,888

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	18.213	17.895
Value at End of Year	—	—	—	—	—	—	—	—	19.738	18.213
No. of Units	—	—	—	—	—	—	—	—	106,206	99,402

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	18.125	17.835
Value at End of Year	—	—	—	—	—	—	—	—	19.613	18.125
No. of Units	—	—	—	—	—	—	—	—	12,419	11,002

DWS Income Allocation VIP (formerly Scudder Conservative Income Strategy Portfolio) (merged into DWS Conservative Allocation VIP eff 09-15-2006) Class B Shares (units first credited 08-16-2004)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.044
Value at End of Year	—	—	—	—	—	—	—	—	—	13.317
Wealthmark No. of Units	—	—	—	—	—	—	—		—	228,618
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	22,356

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.034
Value at End of Year	—	—	—	—	—	—	—	—	—	13.281
No. of Units	—	—	—	—	—	—	—	—	—	25,418

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.027
Value at End of Year	—	—	—	—	—	—	—	—	—	13.253
No. of Units	—	—	—	—	—	—	—	—	—	8,096

DWS International Select Equity VIP (formerly Scudder International Select Equity Portfolio) (substituted with JHT International Equity Index Trust B eff 05-03-2007) - Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	22.592	20.097
Value at End of Year	—	—	—	—	—	—	—	—	27.861	22.592
Wealthmark No. of Units	—	—	—	—	—	—	—	—	582,814	615,970
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	26,959	27,845

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	22.446	20.007
Value at End of Year	—	—	—	—	—	—	—	—	27.626	22.446
No. of Units	—	—	—	—	—	—	—	—	53,405	56,279

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	22.338	19.940
Value at End of Year	—	—	—	—	—	—	—	—	27.452	22.338
No. of Units	—	—	—	—	—	—	—	—	3,059	2,177

DWS International VIP (formerly Scudder International Portfolio) (substituted with JHT International Value Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	21.944	19.230
Value at End of Year	—	—	—	—	—	—	—	—	27.145	21.944
Wealthmark No. of Units	—	—	—	—	—	—	—	—	530,684	505,062
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	62,558	52,614

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	21.802	19.144
Value at End of Year	—	—	—	—	—	—	—	—	26.916	21.802
No. of Units	—	—	—	—	—	—	—	—	83,008	93,091

U-14

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	21.697	19.080
Value at End of Year	—	—	—	—	—	—	—	—	26.746	21.697
No. of Units	—	—	—	—	—	—	—	—	9,054	5,760

DWS Janus Growth & Income VIP (formerly SVS Janus Growth & Income Portfolio) (substituted with JHT Quantitative All Cap Trust eff 05-03-2007) (now Optimized All Cap Trust) - Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	20.054	18.204
Value at End of Year	—	—	—	—	—	—	—	—	21.354	20.054
Wealthmark No. of Units	—	—	—	—	—	—	—	—	466,543	461,676
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	38,317	38,914

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.925	18.123
Value at End of Year	—	—	—	—	—	—	—	—	21.175	19.925
No. of Units	—	—	—	—	—	—	—	—	73,965	74,651

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.828	18.062
Value at End of Year	—	—	—	—	—	—	—	—	21.041	19.828
No. of Units	—	—	—	—	—	—	—	—	3,102	3,066

DWS Janus Growth Opportunities VIP (formerly SVS Janus Growth Opportunities Portfolio) (merged into DWS Capital Growth Allocation VIP eff 12-08-2006) (now Lifestyle Growth Trust) - Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.088
Value at End of Year	—	—	—	—	—	—	—	—	—	20.164
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	171,006
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	6,165

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.002
Value at End of Year	—	—	—	—	—	—	—	—	—	20.034
No. of Units	—	—	—	—	—	—	—	—	—	23,456

DWS Large Cap Value VIP (formerly Scudder Large Cap Value Portfolio) (substituted with JHT Quantitative Value Trust eff

05-03-2007) (now Optimized Value Trust) - Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.773	19.740
Value at End of Year	—	—	—	—	—	—	—	—	22.416	19.773
Wealthmark No. of Units	—	—	—	—	—	—	—	—	507,936	546,659
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	111,522	115,631

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.645	19.652
Value at End of Year	—	—	—	—	—	—	—	—	22.227	19.645
No. of Units	—	—	—	—	—	—	—	—	56,240	62,992

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.550	19.586
Value at End of Year	—	—	—	—	—	—	—	—	22.087	19.550
No. of Units	—	—	—	—	—	—	—	—	4,099	4,115

DWS Legg Mason Aggressive Growth VIP (formerly Scudder Salomon Aggressive Growth Portfolio) (merged into DWS Capital Growth VIP eff 12-08-2006) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	21.115
Value at End of Year	—	—	—	—	—	—	—	—	—	23.576
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	106,780
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	4,581

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	21.021
Value at End of Year	—	—	—	—	—	—	—	—	—	23.424
No. of Units	—	—	—	—	—	—	—	—	—	30,095

U-15

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.951
Value at End of Year	—	—	—	—	—	—	—	—	—	23.311
No. of Units	—	—	—	—	—	—	—	—	—	1,871

DWS Mercury Large Cap Core VIP (formerly Scudder Mercury Large Cap Core Portfolio) (merged into DWS Growth & Income VIP eff 12-08-2006) Class B Shares (units first credited 10-18-2004)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.965
Value at End of Year	—	—	—	—	—	—	—	—	—	14.418
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	25,643

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.961
Value at End of Year	—	—	—	—	—	—	—	—	—	14.386
No. of Units	—	—	—	—	—	—	—	—	—	938

DWS MFS Strategic Value VIP (formerly SVS MFS Strategic Value Portfolio) (merged into DWS Dreman High Return Equity VIP eff 09-15-2006) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.910
Value at End of Year	—	—	—	—	—	—	—	—	—	19.572
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	524,416
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	48,698

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.816
Value at End of Year	—	—	—	—	—	—	—	—	—	19.446
No. of Units	—	—	—	—	—	—	—	—	—	86,424

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.747
Value at End of Year	—	—	—	—	—	—	—	—	—	19.352
No. of Units	—	—	—	—	—	—	—	—	—	5,247

DWS Mid Cap Growth VIP (formerly Scudder Mid Cap Growth Portfolio) (substituted with JHT Quantitative Mid Cap Trust eff

05-03-2007) (now Mid Cap Index Trust) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	22.394	19.806
Value at End of Year	—	—	—	—	—	—	—	—	24.412	22.394
Wealthmark No. of Units	—	—	—	—	—	—	—	—	94,067	95,663
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	15,707	17,563

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	22.249	19.718
Value at End of Year	—	—	—	—	—	—	—	—	24.206	22.249
No. of Units	—	—	—	—	—	—	—	—	10,549	9,932

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	22.142	19.652
Value at End of Year	—	—	—	—	—	—	—	—	24.053	22.142
No. of Units	—	—	—	—	—	—	—	—	2,022	1,942

DWS Moderate Allocation VIP (formerly Scudder Growth & Income Strategy Portfolio) (substituted with JHT Lifestyle Balanced Trust eff 12-12-2007) Class B Shares (units first credited 08-16-2004)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.964	13.479
Value at End of Year	—	—	—	—	—	—	—	—	15.276	13.964
Wealthmark No. of Units	—	—	—	—	—	—	—	—	3,107,944	3,170,402
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	567,900	501,438

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	13.926	13.469
Value at End of Year	—	—	—	—	—	—	—	—	15.204	13.926
No. of Units	—	—	—	—	—	—	—	—	314,487	285,880

U-16

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	13.897	13.461
Value at End of Year	—	—	—	—	—	—	—	—	15.150	13.897
No. of Units	—	—	—	—	—	—	—	—	189,395	184,043

DWS Money Market VIP (formerly Scudder Money Market Portfolio) (substituted with JHT Money Market Trust B eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.387	12.263
Value at End of Year	—	—	—	—	—	—	—	—	12.734	12.387
Wealthmark No. of Units	—	—	—	—	—	—	—	—	748,003	672,008
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	20,812	25,946

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	12.307	12.209
Value at End of Year	—	—	—	—	—	—	—	—	12.627	12.307
No. of Units	—	—	—	—	—	—	—	—	146,456	145,491

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	12.248	12.168
Value at End of Year	—	—	—	—	—	—	—	—	12.547	12.248
No. of Units	—	—	—	—	—	—	—	—	39,948	71,621

DWS Oak Strategic Equity VIP (formerly SVS Oak Strategic Equity Portfolio) (merged into DWS Capital Growth VIP eff 12-08-2006) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	22.439
Value at End of Year	—	—	—	—	—	—	—	—	—	21.133
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	300,983
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	21,436

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	22.339
Value at End of Year	—	—	—	—	—	—	—	—	—	20.997
No. of Units	—	—	—	—	—	—	—	—	—	34,900

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	22.265
Value at End of Year	—	—	—	—	—	—	—	—	—	20.895
No. of Units	—	—	—	—	—	—	—	—	—	913

DWS RREEF Real Estate Securities VIP (formerly Scudder Real Estate Securities Portfolio) (substituted with JHT Real Estate Securities Trust eff 05-03-2007) Class B Shares (units first credited 05-01-2003)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.920	19.707
Value at End of Year	—	—	—	—	—	—	—	—	29.253	19.920
Wealthmark No. of Units	—	—	—	—	—	—	—	—	346,310	374,249
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	67,547	69,768

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.815	19.642
Value at End of Year	—	—	—	—	—	—	—	—	29.040	19.815
No. of Units	—	—	—	—	—	—	—	—	30,223	40,570

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	19.736	19.593
Value at End of Year	—	—	—	—	—	—	—	—	28.881	19.736
No. of Units	—	—	—	—	—	—	—	—	825	947

DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio) (substituted with JHT Small Cap Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	21.361	20.295
Value at End of Year	—	—	—	—	—	—	—	—	22.077	21.361
Wealthmark No. of Units	—	—	—	—	—	—	—	—	586,351	596,134
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	37,077	40,807

U-17

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	21.223	20.204
Value at End of Year	—	—	—	—	—	—	—	—	21.891	21.223
No. of Units	—	—	—	—	—	—	—	—	67,926	74,071

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	21.121	20.137
Value at End of Year	—	—	—	—	—	—	—	—	21.752	21.121
No. of Units	—	—	—	—	—	—	—	—	12,887	16,261

DWS Strategic Income VIP (formerly Scudder Strategic Income Portfolio) (substituted with JHT Active Bond Trust eff 05-03-2007) Class B Shares (units first credited 05-05-2003)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.649	13.580
Value at End of Year	—	—	—	—	—	—	—	—	14.638	13.649
Wealthmark No. of Units	—	—	—	—	—	—	—	—	443,298	451,238
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	50,425	52,936

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	13.577	13.535
Value at End of Year	—	—	—	—	—	—	—	—	14.531	13.577
No. of Units	—	—	—	—	—	—	—	—	39,493	42,055

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	13.523	13.501
Value at End of Year	—	—	—	—	—	—	—	—	14.452	13.523
No. of Units	—	—	—	—	—	—	—	—	6,170	14,932

DWS Technology VIP (formerly Scudder Technology Growth Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	23.098	22.681
Value at End of Year	—	—	—	—	—	—	—	—	22.876	23.098
Wealthmark No. of Units	—	—	—	—	—	—	—	—	222,697	229,170
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	15,500	14,592

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	22.949	22.580
Value at End of Year	—	—	—	—	—	—	—	—	22.684	22.949
No. of Units	—	—	—	—	—	—	—	—	20,683	21,659

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	22.838	22.505
Value at End of Year	—	—	—	—	—	—	—	—	22.540	22.838
No. of Units	—	—	—	—	—	—	—	—	2,696	3,519

DWS Templeton Foreign Value VIP (formerly Scudder Templeton Foreign Value Portfolio) (merged into DWS International Select Equity VIP eff 12-08-2006) Class B Shares (units first credited 10-18-2004)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.177
Value at End of Year	—	—	—	—	—	—	—	—	—	14.065
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	42,057
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	69

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.173
Value at End of Year	—	—	—	—	—	—	—	—	—	14.033
No. of Units	—	—	—	—	—	—	—	—	—	2,825

DWS Turner Mid Cap Growth VIP (formerly SVS Turner Mid Cap Growth Portfolio) (substituted with JHT Quantitative Mid Cap Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	24.434	22.272
Value at End of Year	—	—	—	—	—	—	—	—	25.592	24.434
Wealthmark No. of Units	—	—	—	—	—	—	—	—	371,665	372,447
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	20,510	20,526

U-18

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	24.276	22.173
Value at End of Year	—	—	—	—	—	—	—	—	25.376	24.276
No. of Units	—	—	—	—	—	—	—	—	50,732	47,071

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	24.159	22.099
Value at End of Year	—	—	—	—	—	—	—	—	25.216	24.159
No. of Units	—	—	—	—	—	—	—	—	2,812	1,147

Equity-Income Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	22.629	17.687	15.308	15.682	13.839	11.179	17.758	18.773	—	—
Value at End of Year	23.929	22.629	17.687	15.308	15.682	13.839	11.179	17.758	—	—
Wealthmark No. of Units	89,503	114,479	127,969	125,516	101,892	131,095	66,736	48,701	—	—
NY Wealthmark No. of Units	—	538	569	575	2,415	3,569	683	684	—	—

Wealthmark Contracts with EER
Value at Start of Year	22.108	17.314	15.015	15.413	13.629	11.031	17.559	18.587	—	—
Value at End of Year	23.331	22.108	17.314	15.015	15.413	13.629	11.031	17.559	—	—
No. of Units	4,597	5,506	32,007	32,951	18,015	12,568	11,924	3,800	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.725	17.040	14.800	15.215	13.474	17.711	—	18.449	—	—
Value at End of Year	22.893	21.725	17.040	14.800	15.215	13.474	—	17.711	—	—
No. of Units	1,078	1,169	1,258	1,345	9,776	10,228	—	—	—	—

Financial Industries Trust (formerly Financial Services Trust) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	19.582	15.219	13.100	14.706	13.315	9.578	17.582	19.448	—	—
Value at End of Year	20.936	19.582	15.219	13.100	14.706	13.315	9.578	17.582	—	—
Wealthmark No. of Units	22,903	28,445	23,716	24,799	47,814	48,184	54,353	15,927	—	—
NY Wealthmark No. of Units	2,034	2,215	912	—	—	1,429	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	19.131	14.898	12.850	14.453	13.113	9.451	17.385	19.255	—	—
Value at End of Year	20.413	19.131	14.898	12.850	14.453	13.113	9.451	17.385	—	—
No. of Units	1,429	1,471	1,496	2,573	1,922	1,720	4,104	4,854	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	14.267	12.963	9.357	17.238	19.112	—	—
Value at End of Year	—	—	—	12.665	14.267	12.963	9.357	17.238	—	—
No. of Units	—	—	—	4,745	4,745	4,745	7,768	—	—	—

Franklin Templeton Founding Allocation Trust - Series II Shares (units first credited 05-01-2007)

Contracts with no Optional Benefits
Value at Start of Year	19.050	15.545	13.588	14.018	12.872	9.955	15.665	17.574	—	—
Value at End of Year	19.313	19.050	15.545	13.588	14.018	12.872	9.955	15.665	—	—
Wealthmark No. of Units	52,148	54,552	69,080	83,744	91,984	162,550	167,286	181,826	—	—
NY Wealthmark No. of Units	710	2,119	2,166	2,219	2,356	2,329	2,045	159	—	—

Wealthmark Contracts with EER
Value at Start of Year	20.105	16.439	14.398	14.884	13.694	10.612	16.732	17.573	—	—
Value at End of Year	20.342	20.105	16.439	14.398	14.884	13.694	10.612	16.732	—	—
No. of Units	1,930	4,073	4,170	7,836	27,323	28,158	28,784	23,804	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.716	17.573	—	—
Value at End of Year	—	—	—	—	—	—	10.585	16.716	—	—
No. of Units	—	—	—	—	—	—	1,648	1,656	—	—

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	28.019	20.962	17.240	17.892	15.219	12.056	21.541	22.411	—	—
Value at End of Year	30.269	28.019	20.962	17.240	17.892	15.219	12.056	21.541	—	—
Wealthmark No. of Units	737,768	1,014,306	1,383,388	1,647,582	1,924,303	2,234,565	2,516,482	2,856,275	—	—
NY Wealthmark No. of Units	84,151	102,073	127,120	138,436	162,782	173,280	192,750	212,385	—	—

Wealthmark Contracts with EER
Value at Start of Year	27.427	20.561	16.944	17.620	15.018	11.920	21.341	22.232	—	—
Value at End of Year	29.571	27.427	20.561	16.944	17.620	15.018	11.920	21.341	—	—
No. of Units	101,377	117,448	148,151	172,807	204,140	258,090	328,844	384,992	—	—

U-19

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	26.992	20.265	16.726	17.419	14.869	11.819	21.193	22.099	—	—
Value at End of Year	29.058	26.992	20.265	16.726	17.419	14.869	11.819	21.193	—	—
No. of Units	1,218	6,141	7,442	9,591	10,147	10,374	14,984	18,598	—	—

Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	12.543	11.310	11.609	10.684	8.553	12.565	12.500	—	—
Value at End of Year	—	—	12.543	11.310	11.609	10.684	8.553	12.565	—	—
Wealthmark No. of Units	—	—	38,185	38,720	43,440	46,477	23,616	3,209	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	10.639	8.533	12.561	12.500	—	—
Value at End of Year	—	—	—	—	11.537	10.639	8.533	12.561	—	—
No. of Units	—	—	—	—	6,495	7,111	—	3,245	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	12.559	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	21.977	16.870	13.772	13.742	12.320	10.035	17.356	19.426	—	—
Value at End of Year	23.925	21.977	16.870	13.772	13.742	12.320	10.035	17.356	—	—
Wealthmark No. of Units	508,458	210,024	276,948	322,732	378,211	441,367	492,139	547,910	—	—
NY Wealthmark No. of Units	94,150	72,652	84,182	89,591	104,065	114,217	122,909	133,451	—	—

Wealthmark Contracts with EER
Value at Start of Year	21.556	16.580	13.562	13.560	12.181	9.942	17.229	19.310	—	—
Value at End of Year	23.420	21.556	16.580	13.562	13.560	12.181	9.942	17.229	—	—
No. of Units	81,613	42,690	32,279	38,634	45,643	58,803	72,571	73,274	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.245	16.365	13.407	13.425	12.078	9.872	17.135	19.223	—	—
Value at End of Year	23.048	21.245	16.365	13.407	13.425	12.078	9.872	17.135	—	—
No. of Units	2,254	1,211	1,327	1,367	1,501	1,488	4,506	4,259	—	—

Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	21.966	16.724	14.986	15.827	14.219	10.958	18.357	18.799	—	—
Value at End of Year	—	21.966	16.724	14.986	15.827	14.219	10.958	18.357	—	—
Wealthmark No. of Units	—	462,680	614,907	725,150	817,093	910,751	1,035,350	1,095,356	—	—
NY Wealthmark No. of Units	—	52,395	57,632	61,542	74,474	76,093	78,817	79,491	—	—

Wealthmark Contracts with EER
Value at Start of Year	21.461	16.371	14.699	15.556	14.003	10.813	18.151	18.613	—	—
Value at End of Year	—	21.461	16.371	14.699	15.556	14.003	10.813	18.151	—	—
No. of Units	—	52,831	61,209	68,532	104,919	113,246	141,458	131,712	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.089	16.112	14.488	15.356	13.844	10.706	17.998	18.475	—	—
Value at End of Year	—	21.089	16.112	14.488	15.356	13.844	10.706	17.998	—	—
No. of Units	—	2,668	2,926	2,992	11,308	11,379	7,472	16,948	—	—

Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	16.964	17.135	—	—
Value at End of Year	—	—	—	—	—	—	10.974	16.964	—	—
Wealthmark No. of Units	—	—	—	—	—	—	31,127	12,520	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	16.774	16.965	—	—
Value at End of Year	—	—	—	—	—	—	10.829	16.774	—	—
No. of Units	—	—	—	—	—	—	38,221	1,917	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.839	—	—
Value at End of Year	—	—	—	—	—	—	—	16.632	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-20

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Global Bond Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	22.129	23.789	22.588	21.044	19.378	17.068	18.155	16.848	—	—
Value at End of Year	22.286	22.129	23.789	22.588	21.044	19.378	17.068	18.155	—	—
Wealthmark No. of Units	36,679	53,106	71,734	82,052	94,960	133,099	113,872	59,975	—	—
NY Wealthmark No. of Units	747	1,035	1,142	1,719	2,609	1,249	2,632	1,707	—	—

Wealthmark Contracts with EER
Value at Start of Year	21.619	23.288	22.157	20.683	19.085	16.842	17.951	16.681	—	—
Value at End of Year	21.729	21.619	23.288	22.157	20.683	19.085	16.842	17.951	—	—
No. of Units	6,945	8,107	6,446	6,538	7,987	8,633	7,230	4,126	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.245	22.919	21.839	20.417	18.867	16.676	17.800	16.557	—	—
Value at End of Year	21.321	21.245	22.919	21.839	20.417	18.867	16.676	17.800	—	—
No. of Units	259	436	447	3,480	3,597	3,727	4,706	—	—	—

Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	12.609	11.067	12.008	10.843	8.068	12.560	12.500	—	—
Value at End of Year	—	—	12.609	11.067	12.008	10.843	8.068	12.560	—	—
Wealthmark No. of Units	—	—	57,792	87,336	87,888	126,302	151,381	137,616	—	—
NY Wealthmark No. of Units	—	—	558	573	545	528	389	3,249	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	12.480	10.975	11.933	10.797	8.050	12.557	12.500	—	—
Value at End of Year	—	—	12.480	10.975	11.933	10.797	8.050	12.557	—	—
No. of Units	—	—	1,134	4,233	4,204	4,226	8,082	8,198	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	8.036	12.554	12.500	—	—
Value at End of Year	—	—	—	—	—	10.762	8.036	12.554	—	—
No. of Units	—	—	—	—	—	2,999	3,997	—	—	—

Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	21.982	17.039	14.222	15.378	14.500	11.216	18.845	19.795	—	—
Value at End of Year	21.069	21.982	17.039	14.222	15.378	14.500	11.216	18.845	—	—
Wealthmark No. of Units	321,028	324,034	422,752	503,184	561,863	608,440	696,522	833,778	—	—
NY Wealthmark No. of Units	42,308	59,552	66,684	77,463	81,663	88,280	88,164	91,126	—	—

Wealthmark Contracts with EER
Value at Start of Year	21.476	16.680	13.950	15.115	14.280	11.068	18.634	19.599	—	—
Value at End of Year	20.543	21.476	16.680	13.950	15.115	14.280	11.068	18.634	—	—
No. of Units	43,280	47,698	39,221	45,222	52,400	76,148	84,340	129,991	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.105	16.415	13.750	14.920	14.117	10.958	18.477	19.453	—	—
Value at End of Year	20.157	21.105	16.415	13.750	14.920	14.117	10.958	18.477	—	—
No. of Units	1,185	1,321	1,468	3,857	3,904	3,845	8,741	9,061	—	—

Health Sciences Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	47.403	31.881	24.559	22.560	19.813	15.273	22.146	20.864	—	—
Value at End of Year	61.490	47.403	31.881	24.559	22.560	19.813	15.273	22.146	—	—
Wealthmark No. of Units	42,641	51,616	47,836	46,741	44,725	51,814	51,938	55,396	—	—
NY Wealthmark No. of Units	1,671	1,863	1,605	2,523	1,309	810	1,750	3,110	—	—

Wealthmark Contracts with EER
Value at Start of Year	46.312	31.209	24.090	22.173	19.513	15.072	21.898	20.657	—	—
Value at End of Year	59.955	46.312	31.209	24.090	22.173	19.513	15.072	21.898	—	—
No. of Units	3,932	2,173	1,529	1,630	169	1,163	2,061	3,552	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	45.510	30.715	23.744	21.888	19.290	14.922	21.713	20.504	—	—
Value at End of Year	58.829	45.510	30.715	23.744	21.888	19.290	14.922	21.713	—	—
No. of Units	287	483	494	3,805	4,037	4,298	1,343	1,337	—	—

U-21

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

High Income Trust (merged into High Yield Trust eff 05-02-2011) - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	11.525	6.418	11.536	12.002	—	—
Value at End of Year	—	—	—	—	12.647	11.525	6.418	11.536	—	—
Wealthmark No. of Units	—	—	—	—	50,283	37,006	3,138	—	—	—
NY Wealthmark No. of Units	—	—	—	—	1,504	4,956	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	11.464	11.521	—	11.989	—	—
Value at End of Year	—	—	—	—	12.554	11.464	—	11.521	—	—
No. of Units	—	—	—	—	1,316	1,232	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	11.418	11.509	—	11.979	—	—
Value at End of Year	—	—	—	—	12.485	11.418	—	11.509	—	—
No. of Units	—	—	—	—	12,581	12,712	—	—	—	—

High Yield Trust - Series II Shares (units first credited 5-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	25.577	23.938	20.423	12.647	18.375	12.072	17.415	18.034	—	—
Value at End of Year	25.160	25.577	23.938	20.423	12.647	18.375	12.072	17.415	—	—
Wealthmark No. of Units	77,556	100,127	90,942	85,516	77,664	78,329	19,886	19,116	—	—
NY Wealthmark No. of Units	1,478	2,326	869	1,093	1,582	757	743	195	—	—

Wealthmark Contracts with EER
Value at Start of Year	24.989	23.434	20.033	12.554	18.097	11.913	17.220	17.856	—	—
Value at End of Year	24.532	24.989	23.434	20.033	12.554	18.097	11.913	17.220	—	—
No. of Units	5,126	3,299	3,915	1,840	2,679	1,788	1,326	3,028	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	24.556	23.063	19.746	12.485	17.891	17.075	—	17.723	—	—
Value at End of Year	24.071	24.556	23.063	19.746	12.485	17.891	—	17.075	—	—
No. of Units	2,598	2,832	1,452	1,557	562	605	—	—	—	—

Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	15.769	16.471	—	—
Value at End of Year	—	—	—	—	—	—	10.849	15.769	—	—
Wealthmark No. of Units	—	—	—	—	—	—	5,191	3,485	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	15.592	16.308	—	—
Value at End of Year	—	—	—	—	—	—	10.706	15.592	—	—
No. of Units	—	—	—	—	—	—	203	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.186	—	—
Value at End of Year	—	—	—	—	—	—	—	15.461	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

International Core Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	20.522	16.678	14.731	16.561	15.354	13.137	21.761	21.569	—	—
Value at End of Year	18.837	20.522	16.678	14.731	16.561	15.354	13.137	21.761	—	—
Wealthmark No. of Units	18,749	19,391	19,198	25,581	32,243	31,002	16,178	33,967	—	—
NY Wealthmark No. of Units	—	162	—	—	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	20.049	16.327	14.449	16.277	15.121	12.964	21.517	21.356	—	—
Value at End of Year	18.366	20.049	16.327	14.449	16.277	15.121	12.964	21.517	—	—
No. of Units	315	350	353	362	4,911	4,429	4,121	9,692	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	21.197	—	—
Value at End of Year	—	—	—	—	—	—	—	21.336	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-22

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2010)

Contracts with no Optional Benefits
Value at Start of Year	—	—	9.221	10.872	12.500	—	—	—	—	—
Value at End of Year	—	—	—	9.221	10.872	—	—	—	—	—
Wealthmark No. of Units	—	—	—	1,093,449	1,191,071	—	—	—	—	—
NY Wealthmark No. of Units	—	—	—	85,399	93,044	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	9.135	10.792	12.500	—	—	—	—	—
Value at End of Year	—	—	—	9.135	10.792	—	—	—	—	—
No. of Units	—	—	—	128,132	138,853	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	9.071	10.733	12.500	—	—	—	—	—
Value at End of Year	—	—	—	9.071	10.733	—	—	—	—	—
No. of Units	—	—	—	2,594	2,966	—	—	—	—	—

International Equity Index Trust B - NAV Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	12.093	10.707	16.075	19.049	9.893	7.228	13.181	12.500	—	—
Value at End of Year	11.380	12.093	10.707	16.075	19.049	9.893	7.228	13.181	—	—
Wealthmark No. of Units	591,545	759,344	942,841	17,462	25,218	1,314,505	1,530,694	1,776,129	—	—
NY Wealthmark No. of Units	49,466	62,562	72,559	—	—	98,238	101,937	111,987	—	—

Wealthmark Contracts with EER
Value at Start of Year	11.933	10.586	15.830	18.797	9.841	7.204	13.163	12.500	—	—
Value at End of Year	11.206	11.933	10.586	15.830	18.797	9.841	7.204	13.163	—	—
No. of Units	99,480	115,236	123,354	1,871	1,844	167,178	199,834	203,690	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	11.814	10.496	9.801	—	9.801	7.186	13.150	12.500	—	—
Value at End of Year	11.078	11.814	10.496	—	9.801	9.801	7.186	13.150	—	—
No. of Units	58	1,186	1,149	—	—	3,417	8,122	3,818	—	—

International Growth Stock Trust - Series II Shares (units first credited 11-02-2012)

Contracts with no Optional Benefits
Value at Start of Year	15.211	12.977	12.500	—	—	—	—	—	—	—
Value at End of Year	15.000	15.211	12.977	—	—	—	—	—	—	—
Wealthmark No. of Units	42,279	42,207	43,180	—	—	—	—	—	—	—
NY Wealthmark No. of Units	185	186	188	—	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	15.176	12.973	12.500	—	—	—	—	—	—	—
Value at End of Year	14.936	15.176	12.973	—	—	—	—	—	—	—
No. of Units	1,041	1,081	779	—	—	—	—	—	—	—

International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	13.503	16.326	14.601	10.787	22.173	19.685	—	—
Value at End of Year	—	—	—	13.503	16.326	14.601	10.787	22.173	—	—
Wealthmark No. of Units	—	—	—	47,234	60,922	82,978	75,810	108,338	—	—
NY Wealthmark No. of Units	—	—	—	164	165	1,564	168	3,621	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	13.324	16.142	14.465	10.708	22.056	19.607	—	—
Value at End of Year	—	—	—	13.324	16.142	14.465	10.708	22.056	—	—
No. of Units	—	—	—	739	806	2,164	166	1,156	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.548	—	—
Value at End of Year	—	—	—	—	—	—	—	21.968	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	26.556	27.570	—	—
Value at End of Year	—	—	—	—	—	—	12.279	26.556	—	—
Wealthmark No. of Units	—	—	—	—	—	—	46,019	65,927	—	—
NY Wealthmark No. of Units	—	—	—	—	—	—	1,353	611	—	—

U-23

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	26.258	27.298	—	—
Value at End of Year	—	—	—	—	—	—	12.117	26.258	—	—
No. of Units	—	—	—	—	—	—	3,094	3,102	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	27.095	—	—
Value at End of Year	—	—	—	—	—	—	—	26.037	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

International Small Company Trust - Series II Shares (units first credited 11-16-2009)

Contracts with no Optional Benefits
Value at Start of Year	17.797	14.322	12.206	14.810	12.265	12.500	—	—	—	—
Value at End of Year	16.305	17.797	14.322	12.206	14.810	12.265	—	—	—	—
Wealthmark No. of Units	44,274	50,346	55,273	56,711	70,661	81,566	—	—	—	—
NY Wealthmark No. of Units	206	213	216	1,115	2,365	2,681	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	17.651	14.232	12.154	14.777	12.261	12.500	—	—	—	—
Value at End of Year	16.138	17.651	14.232	12.154	14.777	12.261	—	—	—	—
No. of Units	763	2,957	2,973	2,992	4,719	4,836	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.542	14.165	12.115	14.752	12.259	12.500	—	—	—	—
Value at End of Year	16.014	17.542	14.165	12.115	14.752	12.259	—	—	—	—
No. of Units	2,266	2,456	2,643	2,826	13,210	13,417	—	—	—	—

International Value Trust - NAV Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	25.026	20.159	17.170	20.011	18.831	14.084	24.976	24.741	—	—
Value at End of Year	21.556	25.026	20.159	17.170	20.011	18.831	14.084	24.976	—	—
Wealthmark No. of Units	196,187	228,511	296,654	358,626	420,581	466,677	532,591	626,360	—	—
NY Wealthmark No. of Units	25,372	39,711	50,274	54,519	60,919	62,702	64,876	66,475	—	—

Wealthmark Contracts with EER
Value at Start of Year	24.450	19.734	16.842	19.668	18.545	13.898	24.696	24.496	—	—
Value at End of Year	21.018	24.450	19.734	16.842	19.668	18.545	13.898	24.696	—	—
No. of Units	34,956	37,455	42,000	49,732	49,633	56,506	72,615	76,823	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	24.027	19.422	16.600	19.415	18.333	13.760	24.488	24.314	—	—
Value at End of Year	20.623	24.027	19.422	16.600	19.415	18.333	13.760	24.488	—	—
No. of Units	1,340	3,262	3,370	5,759	6,502	6,341	4,425	10,055	—	—

Investment Quality Bond Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	19.225	19.901	18.813	17.688	16.717	15.110	15.607	15.166	—	—
Value at End of Year	19.956	19.225	19.901	18.813	17.688	16.717	15.110	15.607	—	—
Wealthmark No. of Units	461,013	526,727	598,342	672,962	833,673	919,875	48,545	27,061	—	—
NY Wealthmark No. of Units	50,316	54,103	63,190	64,706	84,404	91,391	1,204	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	18.783	19.482	18.454	17.385	16.464	14.910	15.432	15.016	—	—
Value at End of Year	19.458	18.783	19.482	18.454	17.385	16.464	14.910	15.432	—	—
No. of Units	46,755	55,648	72,916	80,685	101,448	117,662	1,101	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	18.458	19.174	18.189	17.161	16.276	15.302	—	14.904	—	—
Value at End of Year	19.092	18.458	19.174	18.189	17.161	16.276	—	15.302	—	—
No. of Units	185	10,537	9,220	8,853	10,060	9,860	—	—	—	—

Lifestyle Aggressive MVP (formerly Lifestyle Aggressive Trust) - Series II Shares (units first credited 05-01-2006)

Contracts with no Optional Benefits
Value at Start of Year	16.023	12.851	11.194	12.169	10.627	7.955	13.947	13.047	12.500	—
Value at End of Year	16.004	16.023	12.851	11.194	12.169	10.627	7.955	13.947	13.047	—
Wealthmark No. of Units	26,296	22,041	25,292	28,782	53,949	35,115	51,321	77,310	2,856	—
NY Wealthmark No. of Units	—	—	1,780	490	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	15.779	12.681	11.068	12.056	10.549	7.913	13.900	13.030	12.500	—
Value at End of Year	15.729	15.779	12.681	11.068	12.056	10.549	7.913	13.900	13.030	—
No. of Units	1,455	1,498	1,513	117	921	930	942	848	828	—

U-24

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.017	12.500	—
Value at End of Year	—	—	—	—	—	—	—	13.865	13.017	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Lifestyle Balanced MVP (formerly Lifestyle Balanced Trust) - Series II Shares (units first credited 05-01-2006)

Contracts with no Optional Benefits
Value at Start of Year	16.076	14.486	13.152	13.281	12.081	9.389	13.891	13.257	12.500	—
Value at End of Year	16.491	16.076	14.486	13.152	13.281	12.081	9.389	13.891	13.257	—
Wealthmark No. of Units	2,353,327	2,629,594	2,943,655	3,182,129	3,815,784	3,855,163	3,898,118	3,946,947	286,673	—
NY Wealthmark No. of Units	137,449	338,884	388,144	475,378	509,511	546,338	619,832	625,724	3,383	—

Wealthmark Contracts with EER
Value at Start of Year	15.831	14.294	13.004	13.158	11.992	9.339	13.844	13.239	12.500	—
Value at End of Year	16.208	15.831	14.294	13.004	13.158	11.992	9.339	13.844	13.239	—
No. of Units	220,610	239,844	256,148	272,625	325,379	380,130	395,106	442,323	21,536	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	15.650	14.152	12.894	13.066	11.927	9.302	13.810	13.226	12.500	—
Value at End of Year	15.998	15.650	14.152	12.894	13.066	11.927	9.302	13.810	13.226	—
No. of Units	50,014	131,986	158,383	168,685	197,796	190,522	215,118	229,730	20,693	—

Lifestyle Balanced PS Series - Series II Shares (units first credited 12-06-2013)

Contracts with no Optional Benefits
Value at Start of Year	12.639	12.580	—	—	—	—	—	—	—	—
Value at End of Year	13.179	12.639	—	—	—	—	—	—	—	—
Wealthmark No. of Units	32,688	3,390	—	—	—	—	—	—	—	—
NY Wealthmark No. of Units	162,304	—	—	—	—	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.636	—	—	—	—	—	—	—	—	—
Value at End of Year	13.130	12.636	—	—	—	—	—	—	—	—
No. of Units	97,496	—	—	—	—	—	—	—	—	—

Lifestyle Conservative MVP (formerly Lifestyle Conservative Trust) - Series II Shares (units first credited 05-01-2006)

Contracts with no Optional Benefits
Value at Start of Year	16.342	15.983	14.972	14.592	13.593	11.351	13.651	13.163	12.500	—
Value at End of Year	16.895	16.342	15.983	14.972	14.592	13.593	11.351	13.651	13.163	—
Wealthmark No. of Units	214,750	306,069	413,450	342,745	384,414	346,691	569,027	107,573	55,463	—
NY Wealthmark No. of Units	25,601	38,154	58,258	43,014	46,495	45,639	18,875	1,408	—	—

Wealthmark Contracts with EER
Value at Start of Year	16.093	15.771	14.803	14.457	13.493	11.290	13.605	13.146	12.500	—
Value at End of Year	16.604	16.093	15.771	14.803	14.457	13.493	11.290	13.605	13.146	—
No. of Units	19,066	38,781	68,183	64,218	52,175	25,287	21,653	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	15.614	14.678	14.356	13.419	11.245	13.571	13.133	12.500	—
Value at End of Year	—	—	15.614	14.678	14.356	13.419	11.245	13.571	13.133	—
No. of Units	—	—	16,766	16,830	21,691	20,298	18,491	12,509	—	—

Lifestyle Conservative PS Series - Series II Shares (units first credited 12-06-2013)

Contracts with no Optional Benefits
Value at Start of Year	12.516	—	—	—	—	—	—	—	—	—
Value at End of Year	13.010	12.516	—	—	—	—	—	—	—	—
NY Wealthmark No. of Units	7,208	—	—	—	—	—	—	—	—	—

Lifestyle Growth MVP (formerly Lifestyle Growth Trust) - Series II Shares (units first credited 05-01-2006)

Contracts with no Optional Benefits
Value at Start of Year	16.105	13.714	12.245	12.645	11.365	8.669	13.882	13.126	12.500	—
Value at End of Year	16.204	16.105	13.714	12.245	12.645	11.365	8.669	13.882	13.126	—
Wealthmark No. of Units	2,259,408	3,086,233	3,579,818	4,277,411	4,467,516	4,517,516	4,856,126	4,852,758	216,467	—
NY Wealthmark No. of Units	184,005	321,663	423,911	541,330	737,994	720,456	737,156	855,418	24,084	—

Wealthmark Contracts with EER
Value at Start of Year	15.859	13.532	12.107	12.528	11.282	8.623	13.835	13.108	12.500	—
Value at End of Year	15.926	15.859	13.532	12.107	12.528	11.282	8.623	13.835	13.108	—
No. of Units	263,458	302,197	287,767	303,871	304,366	297,268	274,411	294,104	2,895	—

U-25

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	15.678	13.397	12.004	12.440	11.220	8.588	13.801	13.095	12.500	—
Value at End of Year	15.720	15.678	13.397	12.004	12.440	11.220	8.588	13.801	13.095	—
No. of Units	107,564	154,458	219,300	303,612	323,830	347,684	317,689	335,178	8,750	—

Lifestyle Growth PS Series - Series II Shares (units first credited 12-06-2013)

Contracts with no Optional Benefits
Value at Start of Year	12.717	—	—	—	—	—	—	—	—	—
Value at End of Year	13.278	12.717	—	—	—	—	—	—	—	—
Wealthmark No. of Units	184,801	—	—	—	—	—	—	—	—	—
NY Wealthmark No. of Units	199,078	—	—	—	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	12.715	—	—	—	—	—	—	—	—	—
Value at End of Year	13.250	12.715	—	—	—	—	—	—	—	—
No. of Units	1,186	—	—	—	—	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.714	—	—	—	—	—	—	—	—	—
Value at End of Year	13.228	12.714	—	—	—	—	—	—	—	—
No. of Units	26,053	—	—	—	—	—	—	—	—	—

Lifestyle Moderate MVP (formerly Lifestyle Moderate Trust) - Series II Shares (units first credited 05-01-2006)

Contracts with no Optional Benefits
Value at Start of Year	16.525	15.238	13.986	13.886	12.756	10.197	13.671	13.194	12.500	—
Value at End of Year	17.058	16.525	15.238	13.986	13.886	12.756	10.197	13.671	13.194	—
Wealthmark No. of Units	569,283	672,278	883,740	955,461	1,048,666	1,162,426	1,117,745	1,126,707	183,087	—
NY Wealthmark No. of Units	17,802	63,726	93,466	116,649	112,870	114,451	131,558	128,184	2,666	—

Wealthmark Contracts with EER
Value at Start of Year	16.273	15.036	13.828	13.757	12.663	10.143	13.626	13.177	12.500	—
Value at End of Year	16.765	16.273	15.036	13.828	13.757	12.663	10.143	13.626	13.177	—
No. of Units	63,355	67,936	81,338	81,532	86,529	77,417	75,083	94,328	1,438	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	16.087	14.887	13.711	13.661	12.593	10.102	13.592	13.164	12.500	—
Value at End of Year	16.548	16.087	14.887	13.711	13.661	12.593	10.102	13.592	13.164	—
No. of Units	7,665	73,954	76,067	83,904	91,686	93,903	96,569	132,219	3,868	—

Lifestyle Moderate PS Series - Series II Shares (units first credited 12-06-2013)

Contracts with no Optional Benefits
Value at Start of Year	12.607	—	—	—	—	—	—	—	—	—
Value at End of Year	13.130	12.607	—	—	—	—	—	—	—	—
Wealthmark No. of Units	5,728	—	—	—	—	—	—	—	—	—
NY Wealthmark No. of Units	49,544	—	—	—	—	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.604	—	—	—	—	—	—	—	—	—
Value at End of Year	13.081	12.604	—	—	—	—	—	—	—	—
No. of Units	78,330	—	—	—	—	—	—	—	—	—

Mid Cap Index Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	28.961	22.123	19.128	19.887	16.030	11.920	19.044	19.821	—	—
Value at End of Year	31.163	28.961	22.123	19.128	19.887	16.030	11.920	19.044	—	—
Wealthmark No. of Units	386,524	504,158	692,208	811,222	917,641	1,072,981	1,189,746	885,222	—	—
NY Wealthmark No. of Units	54,505	75,689	87,035	106,465	116,899	128,267	136,507	95,200	—	—

Wealthmark Contracts with EER
Value at Start of Year	28.294	21.657	18.762	19.546	15.787	11.762	18.830	19.625	—	—
Value at End of Year	30.384	28.294	21.657	18.762	19.546	15.787	11.762	18.830	—	—
No. of Units	45,240	60,519	70,872	80,084	93,462	123,774	97,135	89,639	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	27.804	21.313	18.493	19.294	15.607	11.646	18.672	19.479	—	—
Value at End of Year	29.814	27.804	21.313	18.493	19.294	15.607	11.646	18.672	—	—
No. of Units	4,468	4,529	4,606	6,705	14,862	14,998	9,024	26,549	—	—

U-26

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Mid Cap Intersection Trust (merged into Mid Cap Index Trust eff 11-16-2009) - Series II Shares (units first credited 11-12-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	11.512	11.434	—	—
Value at End of Year	—	—	—	—	—	—	6.564	11.512	—	—
Wealthmark No. of Units	—	—	—	—	—	—	10,606	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	11.422	—	—
Value at End of Year	—	—	—	—	—	—	—	11.496	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	11.413	—	—
Value at End of Year	—	—	—	—	—	—	—	11.485	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Mid Cap Stock Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	31.881	23.684	19.687	22.034	18.195	14.080	25.440	22.855	—	—
Value at End of Year	33.897	31.881	23.684	19.687	22.034	18.195	14.080	25.440	—	—
Wealthmark No. of Units	57,033	69,687	75,246	91,216	67,965	110,306	110,908	107,609	—	—
NY Wealthmark No. of Units	2,718	2,311	2,358	1,166	386	483	453	405	—	—

Wealthmark Contracts with EER
Value at Start of Year	31.147	23.185	19.311	21.656	17.919	13.894	25.154	22.628	—	—
Value at End of Year	33.051	31.147	23.185	19.311	21.656	17.919	13.894	25.154	—	—
No. of Units	4,889	4,926	7,710	7,826	9,776	4,308	2,868	5,994	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	30.608	22.818	19.034	24.943	—	—	—	18.672	—	—
Value at End of Year	32.430	30.608	22.818	19.034	—	—	—	24.943	—	—
No. of Units	437	437	437	437	—	—	—	—	—	—

Money Market Trust B - NAV Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	12.067	12.235	12.403	12.567	12.737	12.856	12.768	12.500	—	—
Value at End of Year	11.899	12.067	12.235	12.403	12.567	12.737	12.856	12.768	—	—
Wealthmark No. of Units	650,073	813,515	1,252,385	1,358,597	1,264,489	1,591,655	1,633,900	1,581,886	—	—
NY Wealthmark No. of Units	47,854	80,930	102,923	90,196	111,408	143,555	190,714	122,502	—	—

Wealthmark Contracts with EER
Value at Start of Year	11.907	12.097	12.288	12.475	12.670	12.813	12.751	12.500	—	—
Value at End of Year	11.718	11.907	12.097	12.288	12.475	12.670	12.813	12.751	—	—
No. of Units	85,640	92,067	181,147	168,021	232,180	232,827	205,237	220,082	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	11.788	11.995	12.202	12.406	12.619	12.781	12.738	12.500	—	—
Value at End of Year	11.584	11.788	11.995	12.202	12.406	12.619	12.781	12.738	—	—
No. of Units	36,231	41,955	46,081	50,006	116,926	123,922	197,758	114,934	—	—

Natural Resources Trust (merged into Global Trust eff 11-07-14) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	43.480	—	—
Value at End of Year	—	34.886	34.380	34.790	44.309	39.116	24.964	52.434	—	—
Wealthmark No. of Units	—	70,218	78,480	82,956	85,158	93,569	78,940	47,839	—	—
NY Wealthmark No. of Units	—	1,519	1,166	1,174	911	2,147	1,416	1,224	—	—

Wealthmark Contracts with EER
Value at Start of Year	34.150	33.722	34.193	43.636	38.598	24.683	51.948	43.135	—	—
Value at End of Year	—	34.150	33.722	34.193	43.636	38.598	24.683	51.948	—	—
No. of Units	—	3,898	4,092	4,555	3,777	5,126	2,682	936	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	33.608	33.236	33.752	43.137	38.214	24.475	51.586	42.877	—	—
Value at End of Year	—	33.608	33.236	33.752	43.137	38.214	24.475	51.586	—	—
No. of Units	—	309	316	324	333	341	1,008	39	—	—

U-27

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010) Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.591	23.005	22.284	—	—
Value at End of Year	—	—	—	—	—	17.683	13.591	23.005	—	—
Wealthmark No. of Units	—	—	—	—	—	19,976	12,837	25,000	—	—
NY Wealthmark No. of Units	—	—	—	—	—	69	1,190	71	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	13.412	22.747	22.063	—	—
Value at End of Year	—	—	—	—	—	17.415	13.412	22.747	—	—
No. of Units	—	—	—	—	—	826	737	2,492	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	17.859	—	—
Value at End of Year	—	—	—	—	—	—	—	22.556	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.063	—	—
Value at End of Year	—	—	—	—	—	—	—	17.292	—	—
Wealthmark No. of Units	—	—	—	—	—	—	—	520,719	—	—
NY Wealthmark No. of Units	—	—	—	—	—	—	—	48,676	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	18.875	—	—
Value at End of Year	—	—	—	—	—	—	—	17.099	—	—
No. of Units	—	—	—	—	—	—	—	75,290	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	18.734	—	—
Value at End of Year	—	—	—	—	—	—	—	16.955	—	—
No. of Units	—	—	—	—	—	—	—	4,129	—	—

Real Estate Securities Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	31.083	31.641	27.406	25.442	20.020	15.612	24.255	32.499	—	—
Value at End of Year	40.314	31.083	31.641	27.406	25.442	20.020	15.612	24.255	—	—
Wealthmark No. of Units	91,164	114,701	148,796	171,385	211,764	239,700	288,566	307,202	—	—
NY Wealthmark No. of Units	22,342	28,584	30,710	34,332	44,509	43,139	49,661	56,104	—	—

Wealthmark Contracts with EER
Value at Start of Year	30.367	30.974	26.883	25.006	19.716	15.406	25.911	32.177	—	—
Value at End of Year	39.307	30.367	30.974	26.883	25.006	19.716	15.406	25.911	—	—
No. of Units	7,226	8,017	8,451	11,136	15,905	18,717	24,626	26,097	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	29.841	30.483	26.497	24.683	19.491	15.254	25.693	31.938	—	—
Value at End of Year	38.568	29.841	30.483	26.497	24.683	19.491	15.254	25.693	—	—
No. of Units	33	484	430	456	903	962	1,090	1,179	—	—

Science & Technology Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	25.487	18.041	16.599	18.291	14.912	9.213	16.847	15.087	—	—
Value at End of Year	28.325	25.487	18.041	16.599	18.291	14.912	9.213	16.847	—	—
Wealthmark No. of Units	44,705	41,913	51,936	52,833	41,158	55,532	36,358	40,119	—	—
NY Wealthmark No. of Units	1,915	2,906	1,812	2,954	2,370	3,199	23	7,032	—	—

Wealthmark Contracts with EER
Value at Start of Year	24.900	17.661	16.282	17.978	14.686	9.092	16.658	14.938	—	—
Value at End of Year	27.617	24.900	17.661	16.282	17.978	14.686	9.092	16.658	—	—
No. of Units	3,578	4,127	11,176	13,903	13,921	15,338	3,835	3,824	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	17.746	14.519	9.002	16.517	14.827	—	—
Value at End of Year	—	—	—	16.048	17.746	14.519	9.002	16.517	—	—
No. of Units	—	—	—	7,687	7,687	7,687	5,898	1,151	—	—

U-28

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)

Contracts with no Optional Benefits
Value at Start of Year	12.381	12.690	12.742	12.598	12.500	—	—	—	—	—
Value at End of Year	12.324	12.381	12.690	12.742	12.598	—	—	—	—	—
Wealthmark No. of Units	47,369	47,472	62,772	86,073	108,795	—	—	—	—	—
NY Wealthmark No. of Units	—	629	634	730	3,910	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	12.622	12.699	12.581	12.500	—	—	—	—	—
Value at End of Year	—	12.290	12.622	12.699	12.581	—	—	—	—	—
No. of Units	—	324	335	347	1,566	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.223	12.572	12.667	12.568	12.500	—	—	—	—	—
Value at End of Year	12.124	12.223	12.572	12.667	12.568	—	—	—	—	—
No. of Units	261	360	454	517	581	—	—	—	—	—

Small Cap Growth Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	27.909	19.683	17.166	18.720	15.598	11.767	19.823	18.839	—	—
Value at End of Year	29.541	27.909	19.683	17.166	18.720	15.598	11.767	19.823	—	—
Wealthmark No. of Units	41,322	52,167	51,948	57,376	73,777	76,458	56,302	41,220	—	—
NY Wealthmark No. of Units	2,757	3,148	3,113	3,457	1,290	2,560	3,799	409	—	—

Wealthmark Contracts with EER
Value at Start of Year	27.429	19.383	16.939	18.509	15.453	11.681	19.717	18.764	—	—
Value at End of Year	28.975	27.429	19.383	16.939	18.509	15.453	11.681	19.717	—	—
No. of Units	320	3,162	3,455	4,241	4,205	4,546	4,932	3,326	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	18.707	—	—
Value at End of Year	—	—	—	—	—	—	—	19.639	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Small Cap Index Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	26.547	19.460	17.040	18.121	14.573	11.697	17.928	19.530	—	—
Value at End of Year	27.331	26.547	19.460	17.040	18.121	14.573	11.697	17.928	—	—
Wealthmark No. of Units	451,871	597,344	865,764	1,009,472	1,168,995	1,358,520	1,512,202	1,795,396	—	—
NY Wealthmark No. of Units	75,929	98,802	112,599	124,442	135,675	147,735	158,029	167,753	—	—

Wealthmark Contracts with EER
Value at Start of Year	25.936	19.050	16.714	17.810	14.352	11.543	17.727	19.337	—	—
Value at End of Year	26.649	25.936	19.050	16.714	17.810	14.352	11.543	17.727	—	—
No. of Units	61,661	74,485	93,311	102,723	121,662	148,382	176,983	200,601	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	25.487	18.748	16.474	17.581	14.188	11.428	17.578	19.193	—	—
Value at End of Year	26.148	25.487	18.748	16.474	17.581	14.188	11.428	17.578	—	—
No. of Units	4,993	5,359	5,332	5,209	4,792	4,845	9,244	21,425	—	—

Small Cap Opportunities Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	32.510	23.561	20.491	21.494	16.852	12.791	22.465	25.788	—	—
Value at End of Year	32.741	32.510	23.561	20.491	21.494	16.852	12.791	22.465	—	—
Wealthmark No. of Units	27,391	28,419	21,444	28,914	24,332	19,449	12,168	14,217	—	—
NY Wealthmark No. of Units	173	184	188	199	1,663	234	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	31.824	23.110	20.139	21.167	16.629	12.647	22.256	25.582	—	—
Value at End of Year	31.986	31.824	23.110	20.139	21.167	16.629	12.647	22.256	—	—
No. of Units	1,304	1,292	1,647	1,660	1,672	1,732	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	25.430	—	—
Value at End of Year	—	—	—	—	—	—	—	22.101	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-29

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Small Cap Value Trust - Series II Shares (units first credited 11-09-2007)

Contracts with no Optional Benefits
Value at Start of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.294	—	—
Value at End of Year	28.625	27.141	20.694	18.170	18.272	14.714	11.622	15.984	—	—
Wealthmark No. of Units	28,370	41,389	71,255	80,812	87,356	113,400	87,340	60,135	—	—
NY Wealthmark No. of Units	994	613	875	420	2,906	1,605	381	420	—	—

Wealthmark Contracts with EER
Value at Start of Year	26.674	20.379	17.929	18.066	14.577	11.537	15.899	16.212	—	—
Value at End of Year	28.077	26.674	20.379	17.929	18.066	14.577	11.537	15.899	—	—
No. of Units	487	1,374	1,570	1,658	2,396	2,762	3,465	5,519	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.151	—	—
Value at End of Year	—	—	—	—	—	—	—	15.836	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Small Company Value Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	30.076	23.210	20.273	20.808	17.417	13.855	19.306	21.255	—	—
Value at End of Year	29.622	30.076	23.210	20.273	20.808	17.417	13.855	19.306	—	—
Wealthmark No. of Units	16,386	22,865	33,500	35,682	33,149	45,414	42,207	49,539	—	—
NY Wealthmark No. of Units	622	838	791	265	267	269	1,774	272	—	—

Wealthmark Contracts with EER
Value at Start of Year	29.384	22.722	19.886	20.451	17.152	13.673	19.090	21.045	—	—
Value at End of Year	28.882	29.384	22.722	19.886	20.451	17.152	13.673	19.090	—	—
No. of Units	661	698	754	763	34	1,591	368	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	20.889	—	—
Value at End of Year	—	—	—	—	—	—	—	19.306	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.174	15.960	16.413	—	—
Value at End of Year	—	—	—	—	—	15.995	13.174	15.960	—	—
Wealthmark No. of Units	—	—	—	—	—	36,490	26,380	60,613	—	—
NY Wealthmark No. of Units	—	—	—	—	—	4,646	502	636	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	13.000	15.781	16.250	—	—
Value at End of Year	—	—	—	—	—	15.752	13.000	15.781	—	—
No. of Units	—	—	—	—	—	5,221	4,791	5,088	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	12.871	15.649	16.130	—	—
Value at End of Year	—	—	—	—	—	15.573	12.871	15.649	—	—
No. of Units	—	—	—	—	—	9,018	2,240	574	—	—

Strategic Income Opportunities Trust - Series II Shares (units first credited 11-08-2010)

Contracts with no Optional Benefits
Value at Start of Year	21.051	20.605	18.557	18.469	12.500	—	—	—	—	—
Value at End of Year	21.763	21.051	20.605	18.557	18.469	—	—	—	—	—
Wealthmark No. of Units	34,052	40,215	41,927	37,680	37,652	—	—	—	—	—
NY Wealthmark No. of Units	—	481	3,274	4,942	4,766	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	20.648	20.251	18.274	18.225	12.500	—	—	—	—	—
Value at End of Year	21.304	20.648	20.251	18.274	18.225	—	—	—	—	—
No. of Units	1,153	1,195	2,372	6,023	6,205	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	18.043	12.500	—	—	—	—	—
Value at End of Year	—	—	—	18.066	18.043	—	—	—	—	—
No. of Units	—	—	—	8,723	8,723	—	—	—	—	—

U-30

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Total Bond Market Trust A (formerly Bond Index Trust A) (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	15.211	14.438	13.865	13.492	12.967	12.500	—	—
Value at End of Year	—	—	—	15.211	14.438	13.865	13.492	12.967	—	—
Wealthmark No. of Units	—	—	—	24,685	8,210	17,707	33,432	11,873	—	—
NY Wealthmark No. of Units	—	—	—	1,825	1,993	2,880	1,500	2,310	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	15.070	14.333	13.792	13.448	12.950	12.500	—	—
Value at End of Year	—	—	—	15.070	14.333	13.792	13.448	12.950	—	—
No. of Units	—	—	—	4,758	655	1,511	1,256	3,938	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.937	12.500	—	—
Value at End of Year	—	—	—	—	—	—	13.414	12.937	—	—
No. of Units	—	—	—	—	—	—	9,212	—	—	—

Total Bond Market Trust B - Series II Shares (units first credited 11-02-2012)

Contracts with no Optional Benefits
Value at Start of Year	11.942	12.456	12.500	—	—	—	—	—	—	—
Value at End of Year	12.470	11.942	12.456	—	—	—	—	—	—	—
Wealthmark No. of Units	35,880	45,013	52,265	—	—	—	—	—	—	—
NY Wealthmark No. of Units	1,774	2,304	2,278	—	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	11.914	12.452	12.500	—	—	—	—	—	—	—
Value at End of Year	12.416	11.914	12.452	—	—	—	—	—	—	—
No. of Units	433	734	738	—	—	—	—	—	—	—

Total Return Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	19.723	20.457	19.159	18.735	17.689	15.824	15.641	14.771	—	—
Value at End of Year	20.316	19.723	20.457	19.159	18.735	17.689	15.824	15.641	—	—
Wealthmark No. of Units	102,101	129,809	229,277	215,552	237,453	261,452	156,646	41,499	—	—
NY Wealthmark No. of Units	137	1,141	1,355	1,222	9,012	7,551	733	1,682	—	—

Wealthmark Contracts with EER
Value at Start of Year	19.269	20.026	18.794	18.414	17.420	15.615	15.465	14.624	—	—
Value at End of Year	19.809	19.269	20.026	18.794	18.414	17.420	15.615	15.465	—	—
No. of Units	11,770	17,905	19,919	17,693	23,976	31,781	22,586	25,499	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	18.936	19.709	18.524	18.177	17.222	15.460	15.335	14.516	—	—
Value at End of Year	19.437	18.936	19.709	18.524	18.177	17.222	15.460	15.335	—	—
No. of Units	685	1,154	1,182	4,386	4,651	4,946	2,378	—	—	—

Total Stock Market Index Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	23.495	17.903	15.758	15.955	13.842	10.922	17.662	18.106	—	—
Value at End of Year	25.786	23.495	17.903	15.758	15.955	13.842	10.922	17.662	—	—
Wealthmark No. of Units	328,224	464,244	645,476	773,767	908,009	742,970	2,299,715	1,447,571	—	—
NY Wealthmark No. of Units	50,153	70,226	88,338	109,385	124,411	133,957	245,230	165,835	—	—

Wealthmark Contracts with EER
Value at Start of Year	22.954	17.526	15.457	15.681	13.632	10.777	17.464	17.927	—	—
Value at End of Year	25.142	22.954	17.526	15.457	15.681	13.632	10.777	17.464	—	—
No. of Units	53,713	71,623	75,893	88,442	105,330	125,525	260,061	161,357	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	22.557	17.248	15.235	15.479	13.477	10.671	17.317	17.794	—	—
Value at End of Year	24.670	22.557	17.248	15.235	15.479	13.477	10.671	17.317	—	—
No. of Units	5,126	6,507	7,369	7,613	9,838	10,132	34,774	27,610	—	—

U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.476	13.894	13.828	—	—
Value at End of Year	—	—	—	—	—	14.381	13.476	13.894	—	—
Wealthmark No. of Units	—	—	—	—	—	86,680	105,503	18,604	—	—
NY Wealthmark No. of Units	—	—	—	—	—	3,434	236	246	—	—

U-31

Wealthmark ALL

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	13.298	13.739	13.691	—	—
Value at End of Year	—	—	—	—	—	14.163	13.298	13.739	—	—
No. of Units	—	—	—	—	—	12,665	17,608	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	13.623	—	13.589	—	—
Value at End of Year	—	—	—	—	—	14.002	—	13.623	—	—
No. of Units	—	—	—	—	—	566	—	—	—	—

U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009) Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	16.014	17.184	—	—
Value at End of Year	—	—	—	—	—	—	9.632	16.014	—	—
Wealthmark No. of Units	—	—	—	—	—	—	14,173	5,265	—	—
NY Wealthmark No. of Units	—	—	—	—	—	—	4,004	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	15.834	17.014	—	—
Value at End of Year	—	—	—	—	—	—	9.505	15.834	—	—
No. of Units	—	—	—	—	—	—	2,816	79	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.887	—	—
Value at End of Year	—	—	—	—	—	—	—	15.701	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)

Contracts with no Optional Benefits
Value at Start of Year	11.909	12.109	12.236	12.418	12.500	—	—	—	—	—
Value at End of Year	11.708	11.909	12.109	12.236	12.418	—	—	—	—	—
Wealthmark No. of Units	212,377	168,177	49,291	38,049	6,540	—	—	—	—	—
NY Wealthmark No. of Units	1,176	55,702	1,195	—	—	—	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	11.828	12.051	12.201	12.500	—	—	—	—	—	—
Value at End of Year	11.605	11.828	12.051	12.201	—	—	—	—	—	—
No. of Units	44,677	3,020	157	5,104	—	—	—	—	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	11.768	12.580	—	—	—	—	—	—	—	—
Value at End of Year	11.528	11.768	—	—	—	—	—	—	—	—
No. of Units	1,052	1,058	—	—	—	—	—	—	—	—

Value Trust - Series II Shares (units first credited 05-03-2007)

Contracts with no Optional Benefits
Value at Start of Year	30.850	23.156	20.041	20.155	16.758	12.071	20.734	21.183	—	—
Value at End of Year	33.345	30.850	23.156	20.041	20.155	16.758	12.071	20.734	—	—
Wealthmark No. of Units	37,733	41,314	48,101	50,087	39,137	36,616	43,739	46,938	—	—
NY Wealthmark No. of Units	259	—	—	—	3,672	1,175	—	—	—	—

Wealthmark Contracts with EER
Value at Start of Year	30.140	22.668	19.658	19.809	16.504	11.911	20.501	20.974	—	—
Value at End of Year	32.512	30.140	22.668	19.658	19.809	16.504	11.911	20.501	—	—
No. of Units	888	537	585	591	582	561	530	182	—	—

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	20.818	—	—
Value at End of Year	—	—	—	—	—	—	—	20.329	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-32

To obtain a Wealthmark Variable Annuity

Statement of Additional Information (“SAI”)

Send this request to:

For Contracts issued in a state/jurisdiction other than the State of New York:

Wealthmark SAI

John Hancock Annuities Service Center

P.O. Box 55444

Boston, MA 02205-5444

For Contracts issued in the State of New York:

Wealthmark NY SAI

John Hancock Annuities Service Center

P.O. Box 55445

Boston, MA 02205-5445

cut along dotted line

Please send me a Wealthmark Variable Annuity Statement of Additional Information dated April 27, 2015, for

☐	Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).

☐	Contracts issued in the State of New York (Separate Account A).

Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.

Name

Address

City	State	Zip

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

Dated April 27, 2015

Statement of Additional Information

John Hancock Life Insurance Company (U.S.A.) Separate Account H

This Statement of Additional Information is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a “Contract” and collectively, the “Contracts” issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York as follows:

Prospectuses Issued by John Hancock USA (to be read with this Statement of Additional Information)
Venture Variable Annuity
Venture 4 Variable Annuity
Venture III Variable Annuity
Venture Vantage Variable Annuity
Venture Vision Variable Annuity
Wealthmark Variable Annuity
Wealthmark ML3 Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

John Hancock Annuities Service Center Overnight Mail Address 30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 344-1029	Mailing Address Post Office Box 55444 Boston, MA 02205-5444 www.jhannuities.com

JHUSA SEP ACCT H SAI 04/15

ii

General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the “Separate Account”) (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), (“we,” “us,” “the Company,” or “John Hancock USA”) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. Our Michigan office is located at 201 Townsend Street, Suite 900, Lansing, Michigan 48933. Our principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2382. John Hancock USA also has an Annuities Service Center – its mailing address is P.O. Box 55444, Boston, MA 02205-5444; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com. Our ultimate parent is Manulife Financial Corporation (“MFC”) based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America (“Manulife North America”), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America’s assets, including the assets of the Separate Account and assumed all of Manulife North America’s obligations including those under the Contracts. The merger had no other effect on the terms and conditions of the Contracts or on your allocations among Investment Options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

John Hancock Variable Insurance Trust Portfolio Holdings Currently Posted on a Website

The ten largest holdings of each John Hancock Variable Insurance Trust Portfolio will be posted to the website no earlier than 15 days after each calendar quarter end. The information will remain on the website until the date the John Hancock Variable Insurance Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. John Hancock Variable Insurance Trust’s Form N-CSR and Form N-Q will contain each Portfolio’s entire holdings as of the applicable calendar quarter end.

You may access information on holdings for the Funds of Funds available under your Contract on the following website:

http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21

We provide this information in connection with our Contracts, but the John Hancock Variable Insurance Trust is responsible for the accuracy and validity of the information on holdings for the Funds of Funds posted on the website.

Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the Prospectus.

Services

Independent Registered Public Accounting Firm

The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2014, and for each of the two years in the period ended December 31, 2014, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

1

Servicing Agent

Computer Sciences Corporation (“CSC”) provides to us a computerized data processing recordkeeping system for variable and fixed annuity administration. CSC provides various daily, semimonthly, monthly, semiannual and annual reports including:

—	daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
—	semimonthly commission statements;
—	monthly summaries of agent production and daily transaction reports;
—	semiannual statements for Contract Owners; and
—	annual Contract Owner tax reports.

We pay CSC a fixed cost of $3.46 million per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, (“JH Distributors”), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the Contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2014, 2013, and 2012 were $284,122,028, $290,380,853, and $309,982,088, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts’ principal distributor, JH Distributors, and its affiliates (collectively, “JHD”) pay compensation to broker-dealers (firms) for the promotion, sale and servicing of the Contracts. The compensation JHD pays may vary depending on each firm’s selling agreement and the specific Contract(s) distributed by the firm, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts and ongoing services to Contract Owners is not expected to exceed the standard compensation amounts referenced in the Prospectus for the applicable Contract. The amount and timing of this compensation may differ among firms.

The financial advisor through whom your Contract is sold is a registered representative of a broker-dealer, and as such will be compensated pursuant to that registered representative’s own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your financial advisor’s compensation. You are encouraged to ask your financial advisor about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion, sale and servicing of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make additional payments to firms, either from 12b-1 distribution fees received from the Contracts’ underlying investment Portfolios or out of our own resources. These payments are sometimes referred to as “revenue sharing.” Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products, or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of John Hancock annuity contracts, although a small number of firms will continue to receive revenue sharing payments in accordance with the terms of certain agreements entered into with these particular firms.

We are among several insurance companies that pay additional payments to certain firms to receive “preferred” or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists (“shelf-space arrangements”); and other improvements in sales by featuring our products over others.

Revenue sharing payments assisted in our efforts to promote the sale of the Contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determined which firms to support and the extent of the payments we were willing to make, and generally choose to compensate firms that were willing to cooperate with our promotional efforts and have a strong capability to distribute the Contracts. We did not make an independent assessment of the cost of providing such services. Instead, we agreed with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may have included different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we may provide to firms, directly or through JHD, are not mutually exclusive and may vary from Contract to Contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future. The following list includes the

2

names of member firms of the Financial Industry Regulatory Authority (“FINRA,”) (or their affiliated broker-dealers) that we are aware (as of December 31, 2014) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:

Name of Firm

DISTRIBUTOR

AG Network - SagePoint, Financial Inc.

AG Network - FSC Securities Corporation

AG Network - Royal Alliance Associates, Inc.

Edward Jones Co., L.P.

LPL Financial Corp.

Morgan Stanley Smith Barney Network

UBS Financial Services, Inc.

Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of a variable annuity contract.

Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments

We may, directly or through JHD, make or have made revenue sharing payments as incentives to certain firms for promotion and sale of the Contracts. In consideration for revenue sharing, a firm may have featured the Contracts in its sales system or given us additional access to members of its sales force or management. In addition, a firm may have agreed to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm’s sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may have provided a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm (“Sales-Based Payments”). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the “assets under management” attributable to a particular firm (“Asset-Based Payments”). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily created incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay or have paid a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments

We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.

3

Other Payments

We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may have included seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may have contributed to, as well as sponsored, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may have received prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contracts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Additional Information on Section 403(b) Plans or

Tax-Sheltered Annuities

Restrictions on Section 403(b) Plans

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

—	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;
—	earnings on those contributions; and
—	earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1⁄2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions.

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant’s spouse, under section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59  1⁄2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Restrictions under the Texas Optional Retirement Program

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (“ORP”) to withdraw their interest in a variable annuity contract issued under the ORP only upon:

—	termination of employment in all Texas public institutions of higher education;

—	retirement;

—	death; or

—	the participant’s turning age 70 1⁄2.

4

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant’s transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.

Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

—	the Separate Account; or
—	the ability of the principal underwriter to perform its contract with the Separate Account; or
—	on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

5

APPENDIX A: Audited Financial Statements

A-1

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2014, 2013 and 2012

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2014, 2013 and 2012

Report of Independent Auditors

The Board of Directors and Shareholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, to meet the requirements of Michigan the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period December 31, 2014 in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation.

/s/ Ernst & Young LLP

Boston, Massachusetts

March 25, 2015

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS

	December 31,
	2014	2013

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$49,226	$47,948
Stocks:
Preferred stocks	26	33
Common stocks	477	343
Investments in affiliates	2,911	2,866
Mortgage loans on real estate	11,519	12,221
Real estate:
Company occupied	300	305
Investment properties	5,203	5,304
Cash, cash equivalents and short-term investments	7,702	4,749
Policy loans	5,039	5,189
Derivatives	10,458	5,709
Receivable for collateral on derivatives	400	-
Receivable for securities	10	19
Other invested assets	5,978	5,275

Total cash and invested assets	99,249	89,961
Investment income due and accrued	887	892
Premiums due and deferred	388	410
Amounts recoverable from reinsurers	196	172
Funds held by or deposited with reinsured companies	1,958	1,984
Other reinsurance receivable	439	666
Amounts due from affiliates	247	358
Other assets	2,364	1,887
Assets held in separate accounts	140,164	142,766

Total admitted assets	$245,892	$239,096

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS – (CONTINUED)

	December 31,
	2014	2013

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$69,184	$67,065
Policyholders’ and beneficiaries funds	3,834	3,919
Consumer notes	411	644
Dividends payable to policyholders	574	585
Policy benefits in process of payment	556	547
Other amount payable on reinsurance	1,039	443
Other policy obligations	78	77

Total policy and contract obligations	75,676	73,280
Payable to parent and affiliates	3,073	1,713
Transfers to (from) separate account, net	(1,390)	(1,368)
Asset valuation reserve	1,927	1,374
Reinsurance in unauthorized companies	3	6
Funds withheld from unauthorized reinsurers	8,873	6,681
Interest maintenance reserve	1,745	1,790
Current federal income taxes payable	-	215
Net deferred tax liability	456	204
Derivatives	5,229	4,046
Payables for collateral on derivatives	2,939	734
Payables for securities	26	111
Other general account obligations	1,843	1,735
Obligations related to separate accounts	140,164	142,766

Total liabilities	240,564	233,287

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2014 and 2013)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,939 shares issued and outstanding at December 31, 2014 and 2013)	5	5
Paid-in surplus	3,196	3,196
Surplus notes	990	990
Unassigned surplus	1,137	1,618

Total capital and surplus	5,328	5,809

Total liabilities and capital and surplus	$245,892	$239,096

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS – STATUTORY-BASIS

	Years Ended December 31,
	2014	2013	2012

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums	$12,738	$12,882	$7,554
Consideration for supplementary contracts with life contingencies	183	266	342
Net investment income	4,297	4,551	4,221
Amortization of interest maintenance reserve	176	183	180
Commissions and expense allowance on reinsurance ceded	817	1,224	749
Reserve adjustment on reinsurance ceded	(10,652)	(9,775)	(8,936)
Separate account administrative and contract fees	1,841	1,848	1,815
Other revenue	467	188	201

Total premiums and other revenues	9,867	11,367	6,126

Benefits paid or provided:
Death, surrender and other contract benefits, net	9,064	7,710	6,728
Annuity benefits	1,733	1,784	1,602
Disability and long-term care benefits	584	542	514
Interest and adjustments on policy or deposit-type funds	125	132	123
Payments on supplementary contracts with life contingencies	170	159	137
Increase (decrease) in life and long-term care reserves	2,161	1,017	(3,915)

Total benefits paid or provided	13,837	11,344	5,189

Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,203	1,360	1,323
General expenses	972	1,092	1,088
Insurance taxes, licenses and fees	138	150	151
Net transfers to (from) separate accounts	(8,229)	(6,388)	(3,608)
Investment income ceded	4,954	(1,356)	851
Other deductions	21	14	40

Total insurance expenses and other deductions	(941)	(5,128)	(155)

Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	(3,029)	5,151	1,092
Dividends to policyholders	77	81	57

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(3,106)	5,070	1,035
Federal income tax expense (benefit)	(716)	262	(752)

Income (loss) from operations before net realized capital gains (losses)	(2,390)	4,808	1,787

Net realized capital gains (losses)	(74)	(1,793)	(1,566)

Net income (loss)	$(2,464)	$3,015	$221

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2012	$5	$3,196	$989	$781	$4,971
Net income (loss)				221	221
Change in net unrealized capital gains (losses)				698	698
Change in net deferred income tax				71	71
Decrease (increase) in non-admitted assets				10	10
Change in liability for reinsurance in unauthorized reinsurance				2	2
Decrease (increase) in asset valuation reserves				130	130
Change in surplus as a result of reinsurance				(240)	(240)
Other adjustments, net			1	(70)	(69)

Balances at December 31, 2012	5	3,196	990	1,603	5,794

Net income (loss)				3,015	3,015
Change in net unrealized capital gains (losses)				(1,455)	(1,455)
Change in net deferred income tax				(347)	(347)
Decrease (increase) in non-admitted assets				(12)	(12)
Change in liability for reinsurance in unauthorized reinsurance				-	-
Decrease (increase) in asset valuation reserves				(180)	(180)
Dividend paid to Parent				(300)	(300)
Change in surplus as a result of reinsurance				(573)	(573)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2013	5	3,196	990	1,618	5,809

Net income (loss)				(2,464)	(2,464)
Change in net unrealized capital gains (losses)				2,389	2,389
Change in net deferred income tax				973	973
Decrease (increase) in non-admitted assets				56	56
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				(553)	(553)
Dividend paid to Parent				(500)	(500)
Change in surplus as a result of reinsurance				(252)	(252)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2014	$5	$3,196	$990	$1,137	$5,328

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW – STATUTORY-BASIS

	Years Ended December 31,
	2014	2013	2012

	(in millions)
Operations
Premiums and other considerations collected, net of reinsurance	$12,924	$13,205	$13,046
Net investment income received	4,399	4,635	4,402
Separate account fees	1,841	1,848	1,815
Commissions and expenses allowance on reinsurance ceded	817	1,224	962
Miscellaneous income	450	(172)	6
Benefits and losses paid	(21,960)	(20,462)	(18,213)
Net transfers from (to) separate accounts	8,206	6,493	3,587
Commissions and expenses (paid) recovered	(7,147)	(1,572)	(3,637)
Dividends paid to policyholders	(89)	(91)	(180)
Federal and foreign income and capital gain taxes (paid) recovered	(382)	(1,195)	477

Net cash provided by (used in) operating activities	(941)	3,913	2,265

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	20,471	19,130	16,404
Stocks	130	149	122
Mortgage loans on real estate	1,789	1,660	1,514
Real estate	1,053	22	17
Other invested assets	941	498	575
Miscellaneous proceeds	3	(2)	2

Total investment proceeds	24,387	21,457	18,634

Cost of investments acquired:
Bonds	21,430	17,853	16,178
Stocks	234	78	195
Mortgage loans on real estate	1,088	1,813	1,644
Real estate	539	743	859
Other invested assets	1,281	882	1,223
Derivatives	739	1,916	1,399

Total cost of investments acquired	25,311	23,285	21,498
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(1,729)	1,197	(631)
Net increase (decrease) in policy loans	(150)	140	34

Net cash provided by (used in) investment activities	955	(3,165)	(2,267)

Financing and miscellaneous activities
Borrowed funds	(232)	(48)	(19)
Net deposits (withdrawals) on deposit-type contracts	(85)	(134)	20
Dividend paid to Parent	(500)	(300)	-
Repurchase agreements	-	(437)	-
Other cash provided (applied)	3,756	14	976

Net cash provided by (used in) financing and miscellaneous activities	2,939	(905)	977

Net increase (decrease) in cash, cash equivalents and short-term investments	2,953	(157)	975
Cash, cash equivalents and short-term investments at beginning of year	4,749	4,906	3,931

Cash, cash equivalents and short-term investments at end of year	$7,702	$4,749	$4,906

Non-cash investing activities during the year:
Transfer of assets for FDA reinsurance transaction	$-	$-	$(4,984)

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. In 2013, the Company discontinued sales of its structured settlements and single premium immediate annuity products. In 2012, the Company suspended new sales of its individual fixed and variable annuity products. The Company is licensed to sell insurance in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts pursuant to a distribution agreement with the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”).

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when either of the following two conditions exist: the entity either (1) has the intent to sell the debt security or (2) is more likely than not to be required to sell the debt security before its anticipated recovery. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported at GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying equity adjusted to a statutory-basis, plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in first out (“FIFO) method. The cost basis of bonds and common and preferred stocks is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company-owned properties

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability corporations (“LLCs”) which are carried based on the underlying GAAP equity, with the exception of affordable housing tax credit properties, which are

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding EDP equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2014, 2013 and 2012, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally furniture and equipment, past due agents’ balances, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of asset adequacy testing indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in-force. This includes asset adequacy testing required under NAIC Actuarial Guideline 38 Section 8D (“AG 38 8D”). The Company held gross reserves of $641 million and $325 million for the calculation required under AG 38 8D, of which $446 million and $0 million was ceded to Manulife Reinsurance Limited (“MRL”) under an existing coinsurance transaction at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, the Company held reserves of $1,030 million and $1,018 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary and American Experience Mortality Tables. Methods used include the net level premium method

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

principally for policies issued prior to 1978, a modified preliminary term method, and the Commissioner’s Reserve Valuation Method.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 Individual Annuity Mortality Table, the 1983 Individual Annuity Mortality Table, and the 2000 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31, 2014 or 2013. Mean reserves are determined by computing the terminal reserve for the plan at the rated age and assuming annual premiums have been paid as of the valuation date. For certain policies with substandard table ratings, mean reserves are based on rated mortality from 125% to 500% of standard rating; for certain policies with flat extra ratings, mean reserves are based on standard mortality rates increased by 1 to 25 deaths per thousand. An asset is recorded for deferred premiums, net of loading, to adjust the reserve for modal premium payments.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43, and primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The reserve is based on the present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial consideration is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the statements of operations as federal income tax expense if resulting from operations and within net unrealized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the statements of operations that differ from the federal statutory tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 26% and 27% of the Company’s aggregate reserve for life contracts at December 31, 2014 and 2013. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Closed Blocks Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, guaranteed interest, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest, term certain supplementary contracts, and funding agreements, consist of the entire premium received. Premiums received for annuity policies, guaranteed interest, funding agreements, variable universal life, and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Reclassifications: Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the current year financial statement presentation.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Division.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2014 and 2013, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

Adoption of New Accounting Standards

In March 2014, the NAIC adopted updated guidance regarding derivatives. The new guidance permits a company to designate the Fed Funds Effective Swap Rate (also referred to as the “Overnight Index Swap Rate” or “OIS”) as the hedged risk (or benchmark interest rate) in both cash flow and fair values hedges. The updated guidance also removed the requirement that similar hedges designate the same benchmark rate. The adoption of this guidance did not impact the Company’s Balance Sheets or Statements of Operations.

Future Adoption of New Accounting Standards

In December 2014, the NAIC adopted Actuarial Guideline 48 (“AG 48”) which intends to bring uniformity to the regulation of XXX and AXXX business subject to life insurer-owned captive reinsurance arrangements. The guidance requires the appointed actuary of the ceding company to perform an analysis of the amount and type of assets backing collateral. AG 48’s actuarial method determines the amount of “high quality assets” which must back collateral and is based on calculations from the NAIC principle based reserving valuation manual. Certified reinsurers as well as licensed and accredited reinsurers with no permitted practices will be exempt from AG 48. Additionally, AG 48 does not apply to policies that were issued prior to January 1, 2015 and included in a reserve financing arrangement as of December 31, 2014. As such, the adoption of AG 48 is not expected to have any material impact on the Company’s Balance Sheets or Statements of Operations.

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2014, 2013 and 2012.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2014:
U.S. government and agencies	$5,420	$863	$(1)	$6,282
States and political subdivisions	2,842	606	-	3,448
Foreign governments	2,849	205	(10)	3,044
Corporate bonds	31,347	3,633	(140)	34,840
Mortgage-backed and asset-backed securities	6,768	618	(49)	7,337

Total bonds	$49,226	$5,925	$(200)	$54,951

December 31, 2013:
U.S. government and agencies	$6,988	$90	$(356)	$6,722
States and political subdivisions	2,721	213	(36)	2,898
Foreign governments	3,000	137	(37)	3,100
Corporate bonds	28,367	2,252	(574)	30,045
Mortgage-backed and asset-backed securities	6,872	498	(108)	7,262

Total bonds	$47,948	$3,190	$(1,111)	$50,027

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2014, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$1,399	$1,429
Due after one year through five years	6,929	7,287
Due after five years through ten years	7,282	7,645
Due after ten years	26,848	31,253
Mortgage-backed and asset-backed securities	6,768	7,337

Total	$49,226	$54,951

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

	December 31,
	2014	2013

	(in millions)
At fair value:
Bonds pledged in support of over-the-counter derivative instruments	$125	$831
Bonds pledged in support of exchange-traded futures	498	264
Bonds and cash pledged in support of cleared interest rate swaps	551	253

Total fair value	$1,174	$1,348

At carrying value:
Bonds on deposit with government authorities	$16	$26
Mortgage loans pledged in support of real estate	45	47
Bonds held in trust	132	92
Pledged collateral under reinsurance agreements	2,800	2,510

Total carrying value	$2,993	$2,675

At December 31, 2014 and 2013, the Company held below investment grade corporate bonds of $2,096 million and $2,428 million, with an aggregate fair value of $2,197 million and $2,551 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between amortized cost and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Present Value (PV) of Cash Flows (CF) less than Book Value (BV), is as follows:

	December 31, 2014
	CV Before OTTI	Interest OTTI	Credit OTTI	CV After OTTI	Fair Value

	(in millions)
Aggregate PV of CFs less than BV	$33	$-	$5	$28	$28
Aggregate intent to sell	-	-	-	-	-
Aggregate lack of intent or inability to sell	-	-	-	-	-

Total	$33	$-	$5	$28	$28

	December 31, 2013
	CV Before OTTI	Interest OTTI	Credit OTTI	CV After OTTI	Fair Value

	(in millions)
Aggregate PV of CF’s less than BV	$106	$8	$50	$56	$48
Aggregate intent to sell	-	-	-	-	-
Aggregate lack of intent or inability to sell	-	-	-	-	-

Total	$106	$8	$50	$56	$48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP:

Year Ended December 31, 2014

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

00075XAE7	$1	$1	$-	$1	$1
12669FUY7	-	-	-	-	-
361849RK0	15	14	1	14	14
126670AJ7	-	-	-	-	-
126673WJ7	-	-	-	-	-
126673WK4	-	-	-	-	-
12669ERQ1	4	3	1	3	3
12669FD67	-	-	-	-	-
50180LAP5	4	3	1	3	3
55265KS42	-	-	-	-	-
75970NAR8	1	1	-	1	1
75970NBK2	1	1	-	1	1
126673WJ7	-	-	-	-	-
12669FD59	2	1	1	1	1
55265KS34	1	1	-	1	1
59020UAZ8		-	-	-	-
75970NAR8	1	1	-	1	1
75970NBK2	-	-	-	-	-
94981QAZ1	-	-	-	-	-
50180LAP5	3	2	1	2	2
75970NBK2	-	-	-	-	-

Total	$33	$28	$5	$28	$28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Year Ended December 31, 2013

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

03927RAC8	$1	$-	$1	$-	$-
07387BEN9	1	-	-	-	-
12669E7D2	1	-	-	-	-
20047NAM4	2	-	2	-	-
22541SWR5	3	-	3	-	-
22608WAP4	7	-	6	-	-
36170UCA7	1	-	1	-	-
36170UCR0	1	-	1	-	-
36828QLA2	3	2	1	2	1
396789KD0	6	5	2	5	3
46625M7D5	1	1	-	1	1
46625YBQ5	2	1	1	1	1
48123HAA1	7	3	4	3	3
50211NAG4	6	-	6	-	-
52108H3R3	1	-	1	-	-
55265KS42	1	1	-	1	-
949808BE8	1	-	-	-	-
07388NAH9	7	5	3	5	5
396789KD0	5	3	3	3	3
46625YDU4	4	1	3	1	1
55265KS42	1	1	-	1	1
75970NBK2	1	1	1	1	1
00764MDY0	3	2	-	2	2
396789KD0	2	1	1	1	1
46625YDS9	6	4	3	4	4
52108HL28	13	9	4	9	5
07383F4H8	3	2	1	2	2
07388NAH9	5	5	-	5	5
07388PAL5	5	4	1	4	4
52108HL28	6	5	1	5	5

Total	$106	$56	$50	$56	$48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

All impaired securities which have fair value less than cost or amortized cost, for which an other-than-temporary impairment has not been recognized in income as a realized loss, including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains:

	December 31,
	2014	2013

	(in millions)
Continuous Unrealized Losses
Less than 12 months	$-	$(1)
12 months or longer	-	-
Fair Value of Securities with Continuous Unrealized Losses
Less than 12 months	3	7
12 months or longer	4	2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2014:
U.S. government and agencies	$94	$-	$58	$(1)	$152	$(1)
States and political subdivisions	8	-	8	-	16	-
Foreign governments	80	-	52	(10)	132	(10)
Corporate bonds	2,033	(45)	2,651	(95)	4,684	(140)
Mortgage-backed and asset-backed securities	412	(8)	459	(41)	871	(49)
Total	$2,627	$(53)	$3,228	$(147)	$5,855	$(200)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2013:
U.S. government and agencies	$4,485	$(283)	$301	$(73)	$4,786	$(356)
States and political subdivisions	405	(21)	65	(15)	470	(36)
Foreign governments	1,738	(25)	284	(12)	2,022	(37)
Corporate bonds	6,654	(376)	1,528	(198)	8,182	(574)
Mortgage-backed and asset-backed securities	1,268	(40)	589	(68)	1,857	(108)
Total	$14,550	$(745)	$2,767	$(366)	$17,317	$(1,111)

At December 31, 2014 and 2013, there were 574 and 945 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $12 million and $87 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2014, 2013 and 2012, realized capital losses include $24 million, $88 million, and $108 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 21, 43, and 78 securities, respectively. These are primarily made up of impairments on public and private bonds and sub-prime mortgage-backed securities.

The total recorded investment in restructured corporate bonds at December 31, 2014, 2013 and 2012 was $17 million, $0 million, and $0 respectively. There were 2, 0, and 0 restructured corporate bonds for which an impairment was recognized during 2014, 2013 and 2012, respectively. The Company accrues interest income on impaired securities to the extent deemed

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	December 31,
	2014	2013	2012

	(in millions)
Proceeds	$18,292	$14,555	$14,297
Realized gross gains	579	244	529
Realized gross losses	(111)	(483)	(79)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2014 and 2013.

Affiliate Transactions

In 2014, JHUSA sold certain bonds to an affiliate, MLI. These bonds had a book value of $178 million and a fair value of $206 million at the date of the transaction. The Company recognized $28 million in pre-tax realized gains which was deferred in IMR.

In 2014, JHUSA sold certain bonds to an affiliate, Manufacturers International Limited (Hong Kong) (“MIL”). These bonds had a book value of $371 million and a fair value of $433 million in exchange for certain bonds from MIL with a book value of $389 million and fair value of $435 million at the date of the transaction. The Company recognized $62 million in pre-tax realized gains which was deferred in IMR.

In 2014, JHUSA sold certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”). These bonds had a book value of $244 million and fair value of $284 million in exchange for certain bonds from JHRECO with a book value of $282 million and fair value of $291 million at the date of the transaction. The Company recognized $41 million in pre-tax realized gains which was deferred in IMR.

In 2014, JHUSA acquired certain and sold certain bonds from an affiliate, JHNY. These bonds had a net book value of $165 million and a fair value of $188 million at the date of the transactions. The Company recognized $1 million in pre-tax realized gains before transfer to IMR.

In 2014, JHUSA acquired certain bonds from an affiliate, JHLH. These bonds had a book value of $69 million and a fair value of $72 million at the date of the transaction.

In 2013, JHUSA sold certain bonds to an affiliate, Manulife International Limited. These bonds had a book value of $397 million and a fair value of $454 million at the date of the transaction. The Company recognized $57 million in pre-tax realized gains before transfer to IMR.

In 2013, JHUSA sold certain bonds to an affiliate, JHRECO. These bonds had a book value of $184 million and a fair value of $181 million at the date of the transaction. The Company recognized $3 million in pre-tax realized losses before transfer to IMR.

In 2013, JHUSA sold certain and acquired certain bonds from an affiliate, MLI (Bermuda Branch). The bonds had a net book value of $338 million and a fair value of $372 million at the date of the transaction. The Company recognized $27 million in pre-tax realized gains before transfer to IMR.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Unrealized gains and losses on investments in preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair values of, those investments are summarized as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2014:
Preferred stocks:
Nonaffiliated	$29	$18	$(1)	$46
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	420	71	(14)	477
Affiliates*	971	1,947	(7)	2,911

Total stocks	$1,423	$2,036	$(25)	$3,434

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2013:
Preferred stocks:
Nonaffiliated	$35	$17	$(2)	$50
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	290	60	(7)	343
Affiliates*	952	1,922	(8)	2,866

Total stocks	$1,280	$1,999	$(20)	$3,259

*	Affiliates — fair value represents the carrying value

At December 31, 2014 and 2013, there were 134 and 110 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $3 million at December 31, 2014 and 2013, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2014, 2013 and 2012, realized capital losses include $2 million, $5 million, $5 million and related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 33, 69, and 124 securities, respectively. These are primarily made up of impairments on public and private common stocks.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Mortgage Loans on Real Estate

At December 31, 2014 and 2013, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2014:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,136	East North Central	$1,394
Industrial	920	East South Central	83
Office buildings	3,347	Middle Atlantic	1,997
Retail	3,209	Mountain	511
Agricultural	405	New England	682
Agribusiness	516	Pacific	3,310
Mixed use	22	South Atlantic	2,459
Other	974	West North Central	468
Allowance	(10)	West South Central	533
		Canada / Other	92
		Allowance	(10)

Total mortgage loans on real estate	$11,519	Total mortgage loans on real estate	$11,519

December 31, 2013:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,001	East North Central	$1,396
Industrial	997	East South Central	142
Office buildings	3,914	Middle Atlantic	2,148
Retail	3,261	Mountain	530
Agricultural	441	New England	844
Agribusiness	666	Pacific	3,704
Mixed use	21	South Atlantic	2,422
Other	930	West North Central	391
Allowance	(10)	West South Central	553
		Canada / Other	101
		Allowance	(10)

Total mortgage loans on real estate	$12,221	Total mortgage loans on real estate	$12,221

The aggregate mortgages outstanding to any one borrower do not exceed $240 million.

During 2014, the respective maximum and minimum lending rates for mortgage loans issued were 4.64% and 2.18% for agricultural loans and 5.40% and 3.62% for commercial loans. The Company issued no purchase money mortgages in 2014 and 2013. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2014, 2013 and 2012, respectively. The average recorded investment in impaired loans was $41 million, $60 million, and $90 million at December 31, 2014, 2013 and 2012, respectively. The Company recognized $3 million, $0 million, and $5 million of interest income during the period the loans were impaired for the years ended December 31, 2014, 2013 and 2012, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The following table provides a reconciliation of the beginning and ending balances for allowance for losses for the periods indicated.

	2014	2013	2012

	(in millions)
Balance at beginning of year	$10	$19	$36
Additions, net	10	13	20
Recoveries of amounts previously charged off	(10)	(22)	(37)

Balance at end of year	$10	$10	$19

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2014	2013

	(in millions)
AAA	$436	$357
AA	1,594	1,470
A	4,141	3,965
BBB	4,979	5,896
BB	267	403
B and lower and unrated	102	130

Total	$11,519	$12,221

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2014	2013

	(in millions)
Properties occupied by the company	$374	$ 372
Properties held for the production of income	5,764	5,658
Properties held for sale	-	185
Less accumulated depreciation	(635)	(606)

Total	$5,503	$ 5,609

The Company recorded $0 million, $0 million, and $3 million of impairments on real estate investments during the years ended December 31, 2014, 2013 and 2012, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2014, JHUSA acquired real estate from an affiliate, JHNY. The real estate had a book value of approximately $32 million and was recorded at fair value of approximately $33 million at the date of the transaction.

On December 12, 2014, the Company announced it entered into an arrangement with Allianz to co-invest up to $1 billion in the U.S. real estate market. As part of this arrangement, the Company sold 100% of certain real estate holding to an unaffiliated joint venture limited partnership (“LP”) in return for cash and a 20% equity interest in the LP. These properties have a book value of $343 million and fair value of $545 million, which resulted in a gain to operations of $161 million (after 20% deferral of realized gain). Going forward, the Company will provide the LP with property management services and through a wholly-owned subsidiary will provide the LP with asset management services.

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2014 and 2013.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $3 million, $0 million, and $3 million of impairments on partnerships and limited liability companies during the years ended December 31, 2014, 2013 and 2012, respectively. A periodic review of projected discounted cash flows was performed and the analysis provided evidence of the resulting impairments.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2014 or 2013.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2014 and 2013, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company’s practice is to require a minimum of 102% of the fair value of securities loaned under securities lending agreements to be maintained as non-cash collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. Any cash collateral received is not re-invested nor is a rebate paid to the lending counterparty. There were no securities on loan as of December 31, 2014 and 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	Years Ended December 31,
	2014	2013	2012

	(in millions)
Income:
Bonds	$2,378	$2,577	$2,406
Preferred stocks	2	-	-
Common stocks	76	4	4
Mortgage loans on real estate	738	730	776
Real estate	669	605	537
Policy loans	287	283	290
Cash, cash equivalents and short-term investments	7	5	6
Other invested assets	464	620	548
Derivatives	452	464	346
Other income	23	25	23

Total investment income	5,096	5,313	4,936
Expenses
Investment expenses	(516)	(493)	(472)
Investment taxes, licenses and fees, excluding federal income taxes	(85)	(83)	(68)
Investment interest expense	(91)	(97)	(103)
Depreciation on real estate and other invested assets	(107)	(89)	(72)

Total investment expenses	(799)	(762)	(715)

Net investment income	$4,297	$4,551	$4,221

Realized capital losses and amounts transferred to the IMR are as follows:

	Years Ended December 31,
	2014	2013	2012

	(in millions)
Realized capital gains (losses)	$431	$(1,701)	$(591)
Less amount transferred to the IMR (net of related tax benefit (expense) of $(66) in 2014, $(8) in 2013, and $334 in 2012)	123	(16)	621

Realized capital gains (losses) before tax	308	(1,685)	(1,212)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	382	108	354

Net realized capital gains (losses)	$(74)	$(1,793)	$(1,566)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Over-the-counter (“OTC”) swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, pre-payable interest rate swap agreements, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective hedge accounting relationships. These derivatives hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These agreements will reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products.

The Company also uses interest rate swap agreements in effective hedge accounting relationships designed to hedge the variable cash flows associated with payments that it will receive on certain floating rate bonds.

In addition, the Company uses interest rate swap agreements in effective hedge accounting relationships to hedge the risk of changes in fair value of fixed rate assets and liabilities arising from changes in benchmark interest rates.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in other hedging relationships.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The Company also purchases interest rate floors primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options that are exchange-traded in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2014
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$5,461	$-	$1	$496	$641
	Foreign currency swaps	169	1	29	-	62

Cash flow hedges	Interest rate swaps	12,053	-	-	1,543	263
	Foreign currency swaps	1,640	29	15	266	261
	Foreign currency forwards	102	-	-	-	4
	Equity total return swaps	27	-	-	6	-

Total Derivatives in Effective Hedge Accounting Relationships		$19,452	$30	$45	$2,311	$1,231

Other Hedging Relationships
	Interest rate swaps	$128,704	$9,059	$5,154	$9,059	$5,154
	Interest rate treasury locks	6,323	938	-	938	-
	Interest rate options	3,362	93	-	93	-
	Interest rate futures	3,697	-	-	-	-
	Foreign currency swaps	978	43	30	43	30
	Foreign currency forwards	43	4	-	4	-
	Foreign currency futures	1,775	-	-	-	-
	Equity total return swaps	31	11	-	11	-
	Equity options	3,940	277	-	277	-
	Equity index futures	8,323	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$157,176	$10,425	$5,184	$10,425	$5,184

Replication Synthetic Asset Transactions
	Interest rate swaps	$1,040	$-	$-	$61	$-
	Credit default swaps	315	3	-	6	-

Total Derivatives in Replication Synthetic Asset Transactions		$1,355	$3	$-	$67	$-

Total Derivatives		$177,983	$10,458	$5,229	$12,803	$6,415

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2013
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$7,847	$-	$1	$416	$528
	Foreign currency swaps	184	-	49	-	85

Cash flow hedges	Interest rate swaps	14,439	-	-	910	670
	Foreign currency swaps	1,666	51	93	52	121
	Foreign currency forwards	125	-	-	-	1
	Equity total return swaps	29	-	-	15	-

Total Derivatives in Effective Hedge Accounting Relationships		$24,290	$51	$143	$1,393	$1,405

Other Hedging Relationships
	Interest rate swaps	$106,050	$5,299	$3,436	$5,299	$3,436
	Interest rate treasury locks	5,425	-	385	-	385
	Interest rate options	2,683	21	-	21	-
	Interest rate futures	2,687	-	-	-	-
	Foreign currency swaps	1,274	65	82	65	82
	Foreign currency forwards	11	-	-	-	-
	Foreign currency futures	968	-	-	-	-
	Equity total return swaps	31	21	-	21	-
	Equity options	3,228	248	-	248	-
	Equity index futures	4,465	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$126,822	$5,654	$3,903	$5,654	$3,903

Replication Synthetic Asset Transactions
	Interest rate swaps	$-	$-	$-	$-	$-
	Credit default swaps	315	4	-	8	-

Total Derivatives in Replication Synthetic Asset Transactions		$315	$4	$-	$8	$-

Total Derivatives		$151,427	$5,709	$4,046	$7,055	$5,308

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2014, 2013 and 2012, respectively, the Company recorded unrealized gains of $1,215 million, $168 million, and $750 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps and currency forwards to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

In 2012, the Company de-designated $1.6 billion (notional principal) of forward-starting interest rate swaps for the life insurance business. The de-designation of these interest rate swaps resulted in an increase to unassigned surplus of $288 million, net of tax, as of December 31, 2012.

In 2014, the Company concluded that a portion of the hedged transactions for its long-term care business and life insurance business were probable not to occur resulting in the de-designation of $2.7 billion (notional principal) of forward-starting interest rate swaps. The de-designation of these interest rate swaps resulted in an increase to unrealized capital gains (losses) of $445 million, net of tax. In addition as part of our affiliate reinsurance agreement with JHRECO, we were required as part of the net investment income component of the treaty settlement calculation to cede $440 million, net of tax, and therefore the overall impact of this transaction was not material to capital and surplus.

For the year ended December 31, 2014, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 32 years.

Derivatives Not Designated as Hedging Instruments in Effective Hedge Accounting or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), equity index options, and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity and currency futures, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2014, 2013 and 2012 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2014	2013	2012

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$2,043	$(2,530)	$512
Interest rate treasury locks	1,323	(385)	-
Interest rate options	67	(46)	(8)
Foreign currency swaps	(5)	(9)	(12)
Foreign currency forwards	4	(1)	2
Equity total return swaps	-	-	-
Equity options	(23)	(39)	-
Credit default swaps	-	-	1

Total net unrealized capital gain (loss)	$3,409	$(3,010)	$495

Net realized capital gain (loss):
Interest rate swaps	$(178)	$164	$157
Interest rate treasury locks	157	-	-
Interest rate options	-	-	-
Interest rate futures	(141)	78	(48)
Foreign currency swaps	18	(10)	(8)
Foreign currency forwards	1	5	(12)
Foreign currency futures	165	74	-
Equity total return swaps	24	5	(4)
Equity options	5	3	-
Equity index futures	(692)	(1,892)	(1,474)
Credit default swaps	-	-	(2)
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(641)	$(1,573)	$(1,391)

Total gain (loss) from derivatives in other hedging relationships	$2,768	$(4,583)	$(896)

The Company also deferred net realized gains (losses) of ($192) million, $146 million, and $156 million (including ($174) million of losses, $148 million, and $157 million of gains for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2014, 2013 and 2012, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2014 and 2013, respectively.

	December 31, 2014			December 31, 2013

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$35	$1	2	$35	$1	3
AA	95	2	2	95	3	3
A	185	3	2	185	4	3
BBB	-	-		-	-	-

Total CDS protection sold	$315	$6		$315	$8

[1]

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

[3]	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2014 and 2013. The average credit rating of the counterparties guaranteeing the underlying credits is A+ and the weighted average maturity is 3 years.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2014 and 2013, the Company accepted collateral consisting of cash of $2,939 million and $640 million, and various securities with a fair value of $3,895 million and $2,155 million, respectively, which is held in separate custodial accounts. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Transactions with Affiliates

The Company has entered into two currency swap agreements with JHFC which are recorded at fair value. JHFC utilizes the currency swaps to hedge currency exposure on foreign currency financial instruments. The Company has also entered into two currency agreements with external counterparties which offset the currency swap agreements with JHFC. As of December 31, 2014 and 2013, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $238 million and $19 million, respectively.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition — This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition — This category includes assets and liabilities which do not require the additional disclosures as follows:

Bonds — For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate — The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell.

Cash, Cash Equivalents and Short-Term Investments — The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans — These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves — Policy reserves consists of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds — Includes term certain contracts, funding agreements, supplementary contracts without life contingencies and those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair values associated with the term certain contracts, funding agreements and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. For those balances that can be withdrawn by the policyholder at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the policyholder as of the reporting date, which is generally the carrying value.

Consumer Notes — The fair value of consumer notes is determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 — Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Active markets are defined as having the following characteristics for the measured asset/liability; (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads, and (v) most information is publicly available. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 — Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Certain of the Company’s separate account assets and derivative assets and liabilities are included within Level 2. A description of valuation techniques used to measure the fair value of derivatives is described below.

•

Level 3 — Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency. The valuation techniques used to measure the fair value of derivative assets and separate account investments in timber and agriculture are included in Level 3 as described below.

Determination of Fair Value

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties that is other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties that is other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves; however, certain OTC derivatives may rely on inputs that are significant to the fair value, but are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2014
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$-	$-	$-	$-	$-
Loan-backed and structured securities	39	39	-	18	21

Total bonds with NAIC 6 rating	39	39	-	18	21
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	477	477	379	-	98

Total common stocks	477	477	379	-	98
Derivatives:
Interest rate swaps	9,059	9,059	-	9,058	1
Interest rate treasury locks	938	938	-	168	770
Interest rate options	93	93	-	-	93
Interest rate futures	-	-	-	-	-
Foreign currency swaps	43	43	-	43	-
Foreign currency forwards	4	4	-	4	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	11	11	-	-	11
Equity options	277	277	-	61	216
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,425	10,425	-	9,334	1,091
Assets held in separate accounts	140,164	140,164	134,070	3,756	2,338

Total assets	$151,105	$151,105	$134,449	$13,108	$3,548

Liabilities:
Derivatives:
Interest rate swaps	$5,154	$5,154	$-	$5,113	$41
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	30	30	-	30	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,184	5,184	-	5,143	41
Liabilities held in separate accounts	140,164	140,164	134,070	3,756	2,338

Total liabilities	$145,348	$145,348	$134,070	$8,899	$2,379

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2013
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$26	$26	$-	$-	$26
Loan-backed and structured securities	34	34	-	-	34

Total bonds with NAIC 6 rating	60	60	-	-	60
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	343	343	257	-	86

Total common stocks	343	343	257	-	86
Derivatives:
Interest rate swaps	5,299	5,299	-	5,292	7
Interest rate treasury locks	-	-	-	-	-
Interest rate options	21	21	-	-	21
Interest rate futures	-	-	-	-	-
Foreign currency swaps	65	65	-	65	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	21	21	-	-	21
Equity options	248	248	-	26	222
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,654	5,654	-	5,383	271
Assets held in separate accounts	142,766	142,766	136,707	3,838	2,221

Total assets	$148,823	$148,823	$136,964	$9,221	$2,638

Liabilities:
Derivatives:
Interest rate swaps	$3,436	$3,436	$-	$3,436	$-
Interest rate treasury locks	385	385	-	-	385
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	82	82	-	82	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	3,903	3,903	-	3,518	385
Liabilities held in separate accounts	142,766	142,766	136,707	3,838	2,221

Total liabilities	$146,669	$146,669	$136,707	$7,356	$2,606

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2014
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$49,187	$52,644	$-	$48,392	$4,252
Preferred stocks	26	46	-	-	46
Mortgage loans on real estate	11,519	12,785	-	-	12,785
Cash, cash equivalents and short term investments	7,702	7,702	4,407	3,295	-
Policy loans	5,039	5,039	-	5,039	-
Derivatives in effective hedge accounting and RSAT relationships	33	2,378	-	2,372	6

Total assets	$73,506	$80,594	$4,407	$59,098	$17,089

Liabilities:
Consumer notes	$411	$454	$-	$-	$454
Borrowed money	290	290	-	290	-
Policy reserves	1,661	1,648	-	-	1,648
Policyholders’ and beneficiaries funds	3,901	4,352	-	1,457	2,895
Derivatives in effective hedge accounting and RSAT relationships	45	1,231	-	964	267

Total liabilities	$6,308	$7,975	$-	$2,711	$5,264

	December 31, 2013
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$47,888	$47,682	$-	$44,154	$3,528
Preferred stocks	33	50	-	-	50
Mortgage loans on real estate	12,221	13,337	-	-	13,337
Cash, cash equivalents and short term investments	4,749	4,749	1,895	2,854	-
Policy loans	5,189	5,189	-	5,189	-
Derivatives in effective hedge accounting and RSAT relationships	55	1,401	-	1,386	15

Total assets	$70,135	$72,408	$1,895	$53,583	$16,930

Liabilities:
Consumer notes	$644	$685	$-	$-	$685
Borrowed money	290	290	-	290	-
Policy reserves	1,740	1,739	-	-	1,739
Policyholders’ and beneficiaries funds	3,997	4,227	-	1,263	2,964
Derivatives in effective hedge accounting and RSAT relationships	143	1,405	-	1,386	19

Total liabilities	$6,814	$8,346	$-	$2,939	$5,407

(1)	Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $ 2,268 million and $ 2,285 million at December 31, 2014 and 2013, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2014 and 2013, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2014 and 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2014, 2013 and 2012, are summarized as follows:

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2014	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2014

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$26	$-	$(3)	$-	$-	$-	$-	$-	$-	$(23)	$-
Impaired mortgage-backed and asset-backed securities	34	-	1	-	-	-	-	-	11	(25)	21

Total bonds with NAIC 6 rating	60	-	(2)	-	-	-	-	-	11	(48)	21
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	86	-	(1)	-	14	-	(1)	-	-	-	98

Total common stocks	86	-	(1)	-	14	-	(1)	-	-	-	98
Net derivatives	(114)	26	1,088	-	72	-	(25)	-	41	(38)	1,050
Separate account assets/liabilities	2,221	162	-	-	68	-	(270)	-	163	(6)	2,338

Total	$2,253	$188	$1,085	$-	$154	$-	$(296)	$-	$215	$(92)	$3,507

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/ unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2013	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2013

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$12	$(2)	$-	$-	$-	$-	$-	$-	$23	$(7)	$26
Impaired mortgage-backed and asset-backed securities	53	(37)	39	-	-	-	(23)	(5)	16	(9)	34

Total bonds with NAIC 6 rating	65	(39)	39	-	-	-	(23)	(5)	39	(16)	60
Preferred stocks:
Industrial and misc	4	-	-	-	-	-	-	-	-	(4)	-

Total preferred stocks	4	-	-	-	-	-	-	-	-	(4)	-
Common stocks:
Industrial and misc	44	-	(2)	-	58	-	(18)	-	4	-	86

Total common stocks	44	-	(2)	-	58	-	(18)	-	4	-	86
Net derivatives	58	6	(459)	-	287	-	(7)	-	-	1	(114)
Separate account assets/liabilities	2,223	160	-	-	31	-	(195)	-	3	(1)	2,221

Total	$2,394	$127	$(422)	$-	$376	$-	$(243)	$(5)	$46	$(20)	$2,253

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/ unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2012	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2012

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$44	$(4)	$4	$-	$-	$-	$-	$(44)	$12	$-	$12
Impaired mortgage-backed and asset-backed securities	34	(44)	45	-	-	-	(6)	-	47	(23)	53

Total bonds with NAIC 6 rating	78	(48)	49	-	-	-	(6)	(44)	59	(23)	65
Preferred stocks:
Industrial and misc	4	-	-	-	-	-	(1)	-	1	-	4

Total preferred stocks	4	-	-	-	-	-	(1)	-	1	-	4
Common stocks:
Industrial and misc	71	55	(28)	-	-	-	(54)	-	-	-	44

Total common stocks	71	55	(28)	-	-	-	(54)	-	-	-	44
Net derivatives	21	(1)	(8)	-	44	-	-	-	-	2	58
Separate account assets/liabilities	2,152	100	-	-	112	-	(141)	-	-	-	2,223

Total	$2,326	$106	$13	$-	$156	$-	$(202)	$(44)	$60	$(21)	$2,394

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2014	2013	2012

	(in millions)
Premiums earned
Direct	$19,525	$20,311	$21,716
Assumed	792	1,062	942
Ceded	(7,579)	(8,491)	(15,104)

Net	$12,738	$12,882	$7,554

Benefits to policyholders ceded	$18,500	$17,988	$18,235

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2014, any material recoveries were secured by letters of credit or assets placed in trust by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2014, there was no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

As of December 31, 2014, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $898 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with JHNY:

	Years ended December 31,
	2014	2013	2012

	(in millions)
Premiums ceded, net	$192	$216	$208
Benefits ceded, net	394	483	428
Funds held by or deposited with reinsured companies	1,952	1,978	2,018
Other reinsurance receivable	86	124	109
Other amounts payable on reinsurance	10	15	5

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance funds withheld agreement. JHNY retained the invested assets supporting this block of business. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2014	2013	2012

	(in millions)
Premiums ceded	$546	$570	$573
Benefits ceded	759	730	691
Other amounts payable on reinsurance	58	45	30
Funds withheld from unauthorized reinsurers	7,409	5,425	5,600

The Company reinsures certain portions of its long-term care insurance business with JHRECO through coinsurance funds withheld transactions. Under reinsurance treaties covering life insurance business, the Company cedes to JHRECO on a coinsurance funds withheld basis to the death benefits from the no-lapse guarantee on a small block of policies. The Company also reinsures a portion of the risk related to certain annuity policies and during 2013 a small number of these policies were recaptured for administration purposes. This recapture did not have a material impact on the Company’s results of operations. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company.

The Company’s total settlement amount was $489 million, $55 million, and $82 million for the years ended December 31, 2014, 2013 and 2012, respectively, and the settlement calculation consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”):

	Years ended December 31,
	2014	2013	2012

	(in millions)
Premiums ceded	$4,599	$5,128	$6,218
Benefits ceded	14,303	13,966	13,649
Other reinsurance receivable	40	398	44
Other amounts payable on reinsurance	837	55	112
Funds withheld from unauthorized reinsurers	1,251	1,256	1,507

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations. The Company paid / (received) from MRBL $1,907 million, ($1,174) million, and $259 million for the years ended December 31, 2014, 2013 and 2012, respectively, and the settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

The Company reinsures 90% of the non-reinsured risk of the JHLICO closed block. The reinsurance agreement is written on a modified coinsurance basis where the related financial assets remain invested with the Company. As the reinsurance agreement does not subject the reinsurer to the reasonable possibility of significant loss, it was classified as structured reinsurance and given deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses in the Statements of Operations.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance Limited (“MRL”):

	Years ended December 31,
	2014	2013	2012

	(in millions)
Premiums ceded	$338	$536	$618
Benefits ceded	298	338	362
Other reinsurance receivable	82	18	31
Other amounts payable on reinsurance	-	-	19
Funds withheld from unauthorized reinsurers	213	-	-

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, Manulife Reinsurance Limited (“MRL”), to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance funds withheld structure.

On July 31, 2013, MFC signed an agreement to sell its life insurance business in Taiwan to CTBC Life Insurance Company (CTBC Life). Under the agreement, CTBC Life will assume all of the life insurance business related obligations. In connection with this transaction, on December 31, 2013, the Company paid $111 million in fees to an affiliate, Manufacturers Life Reinsurance Limited for the recapture of certain traditional life business reserves and net liabilities of $42 million, which resulted in a pre-tax loss of $69 million.

Non-Affiliated Reinsurance

The Company entered into a coinsurance agreement with Reinsurance Group of America (“RGA”) to reinsure 90% of its fixed deferred annuity business with an effective date of April 1, 2012. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets which included $387 million in cash and $5 billion in bonds and mortgage loans. Under the terms of the agreement, the Company will maintain responsibility for servicing of the policies and managing some of the assets. The transaction resulted in a charge to pre-tax income of $257 million, which included a ceding commission paid of $218 million and a decrease of $123 million to statutory surplus.

On September 30, 2012, the Company entered into a transaction with Commonwealth Annuity and Life Insurance Company (“CWA”), in which CWA recaptured a block of universal life policies, with an effective date of July 1, 2012. The transaction included the transfer to CWA of $378 million in actuarial liabilities and $309 million of cash and policy loans. The transaction resulted in a gain to pre-tax income of $60 million which included a ceding commission received of $57 million and an increase of $33 million to statutory surplus.

On July 1, 2011, JHUSA entered into a sale of its Life Retrocession business by way of a coinsurance treaty with Pacific Life Insurance Company that resulted in the recognition of approximately $432 million deferred gain (net of deferred taxes) recorded to surplus. During 2013, JHUSA novated 95% of the underlying reinsurance agreements to Pacific Life Insurance Company. Based on this novation, the Company recorded a gain of $352 million to the Statements of Operations (pre-tax). In 2014, the Company completed the novation of the remaining 5% of the agreements and recorded $20 million to the Statements of Operations (pre-tax).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2014
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$4,300	$479	$4,779
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a — b)	4,250	479	4,729
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	4,250	479	4,729
(f) Deferred tax liabilities	4,871	314	5,185

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$(621)	$165	$(456)

	December 31, 2013
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$3,963	$606	$4,569
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a — b)	3,913	606	4,519
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	3,913	606	4,519
(f) Deferred tax liabilities	4,311	412	4,723

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$(398)	$194	$(204)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$337	$(127)	$210
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a — b)	337	(127)	210
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	337	(127)	210
(f) Deferred tax liabilities	560	(98)	462

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$(223)	$(29)	$(252)

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $50 million for the year ended December 31, 2014. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2019, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2014
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	521	276	797
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,197	276	1,473
2. Adjusted gross deferred tax assets allowed per limitation threshold.	521	276	797
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,729	203	3,932

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$4,250	$479	$4,729

	December 31, 2013
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	650	194	844
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	650	194	844
2. Adjusted gross deferred tax assets allowed per limitation threshold.	675	194	869
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,263	412	3,675

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$3,913	$606	$4,519

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(129)	82	(47)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	547	82	629
2. Adjusted gross deferred tax assets allowed per limitation threshold.	(154)	82	(72)
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	466	(209)	257

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$337	$(127)	$210

	2014	2013

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	917%	860%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$5,315	$5,796

Impact of tax planning strategies is as follows:

	December 31, 2014
	(1)	(2)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$4,250	$479
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	32%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$4,250	$479
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	32%

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2013
	(3)	(4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$3,913	$606
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	32%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$3,913	$606
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	75%

	Change
	(5)	(6)
	(Col 1 - 3)	(Col 2 - 4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$337	$(127)
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$337	$(127)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	(43%)

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2014	2013	Change

	(in millions)
1. Current income tax
(a) Federal	$(716)	$262	$(978)
(b) Foreign	-	-	-

(c) Subtotal	(716)	262	(978)
(d) Federal income tax on net capital gains	382	108	274
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(334)	$370	$(704)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2014	2013	Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	1,034	883	151
(4) Investments	147	113	34
(5) Deferred acquisition costs	755	759	(4)
(6) Policyholder dividends accrual	111	112	(1)
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	54	64	(10)
(9) Pension accrual	-	-	-
(10) Receivables — nonadmitted	49	176	(127)
(11) Net operating loss carryforward	1,218	915	303
(12) Tax credit carry-forward	860	865	(5)
(13) Other (including items <5% of total ordinary tax assets)	72	76	(4)

(99) Subtotal	$4,300	$3,963	$337

(b) Statutory valuation allowance adjustment	50	50	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) — 2(b) — 2(c))	$4,250	$3,913	$337

(e) Capital:
(1) Investments	$479	$606	$(127)
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$479	$606	$(127)

(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) — 2(f) — 2(g))	$479	$606	$(127)
(i) Admitted deferred tax assets (2(d)+2(h))	$4,729	$4,519	$210

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$4,202	$3,610	$592
(2) Fixed assets	-	-	-
(3) Deferred and uncollected premium	148	152	(4)
(4) Policyholder reserves	-	-	-
(5) Other (including items <5% of total ordinary tax liabilities)	521	549	(28)

(99) Subtotal	$4,871	$4,311	$560
(b) Capital:
(1) Investments	$276	$368	$(92)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	38	44	(6)

(99) Subtotal	$314	$412	$(98)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$5,185	$4,723	$462

4. Net deferred tax assets/liabilities (2(i) — 3(c))	$(456)	$(204)	$(252)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2014	2013	Change

	(in millions)
Total deferred tax assets	$4,729	$4,519	$210
Total deferred tax liabilities	5,185	4,723	462

Net deferred tax assets (liabilities)	$(456)	$(204)	$(252)

Tax effect of unrealized gains and losses			(1,263)
Tax effect of unrealized foreign exchange gains (losses)			38

Change in net deferred income taxes			$973

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2014	2013	2012

	(in millions)
Ordinary provisions computed at statutory rate	$(1,087)	$1,775	$362
Net realized capital gains (losses) before IMR at statutory rate	151	(595)	(207)
Change in nonadmitted assets	-	-	-
Reinsurance	(91)	(206)	(142)
Valuation allowance	-	50	-
Tax-exempt income	(16)	(2)	(21)
Nondeductible expenses	1	7	3
Foreign tax expense gross up	9	8	9
Amortization of IMR	(62)	(64)	(63)
Tax recorded in surplus	15	(18)	(25)
Dividend received deduction	(129)	(102)	(106)
Investment in subsidiaries	(32)	(35)	(34)
Prior year adjustment	(23)	16	(53)
Tax credits	(52)	(61)	(73)
Change in tax reserve	11	(55)	(119)
Pension	-	-	-
Other	(2)	(1)	-

Total	$(1,307)	$717	$(469)

Federal and foreign income taxes incurred	$(716)	$262	$(752)
Capital gains tax	382	108	354
Change in net deferred income taxes	(973)	347	(71)

Total statutory income tax expense (benefit)	$(1,307)	$717	$(469)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2014, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millons)
Net operating losses	2008	2023	$1,594
	2009	2024	259
	2010	2025	63
	2013	2028	1,080
	2014	2029	484

			$3,480

Affordable housing tax credits	2001	2021	$-
	2002	2022	26
	2003	2023	49
	2004	2024	56
	2005	2025	59
	2006	2026	55
	2007	2027	64
	2008	2028	60
	2009	2029	40
	2010	2030	52
	2011	2031	53
	2012	2032	46
	2013	2033	37
	2014	2034	26

			$623

Foreign tax credits	2002	2012	$6
	2003	2013	9
	2004	2014	13
	2005	2015	5
	2006	2016	9
	2007	2017	27
	2008	2018	18
	2009	2019	11
	2010	2020	9
	2011	2021	28
	2012	2022	28
	2013	2023	27
	2014	2024	23

			$213

Alternative minimum tax credits	2002		$2
	2006		7

			$9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Rehabilitation credits	2003	2023	$4
	2006	2026	1

			$5

Other credits	2005	2025	$1
	2007	2027	1
	2008	2028	1
	2009	2029	1
	2010	2030	2
	2011	2031	2
	2013	2033	2

			$10

There are no federal income taxes incurred available for recoupment in the event of future net losses for 2014, 2013 and 2012 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Real Estate Finance Inc.
Hancock Forest Management Inc.	John Hancock Realty Advisors Inc.
Hancock Natural Resource Group Inc.	John Hancock Realty Mgt. Inc.
Hancock Venture Partners Inc.	John Hancock Signature Services Inc.
Hancock Venture Partners Inc. Russia	John Hancock Timber Resource Corp.
HVP-Special Purpose Sub I Inc.	Manulife Reinsurance (Bermuda) Limited
HVP-Special Purpose Sub II Inc.	Manulife Reinsurance Limited
JH Networking Insurance Agency Inc.	Manulife Service Corporation
JHFS One Corp.	MCC Asset Management Inc.
John Hancock Assignment Company	PT Timber Inc.
John Hancock Capital Growth Management Inc.	Signator Insurance Agency Inc.
John Hancock Energy Resources Mgt. Inc.	Signator Investors Inc.
John Hancock Financial Network Inc.	Signator Financial Services Inc.
John Hancock Financial Corporation	The Manufacturers Investment Corporation
John Hancock Insurance Agency Inc.	Transamerica Fund Distributors Inc.
John Hancock Leasing Corp.	Transamerica Fund Management Company
John Hancock Life Insurance Company of New York

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Taxes receivable from (payable to) affiliates are $728 million and ($137) million at December 31, 2014 and 2013, respectively, and are included in current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the IRS. Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. The IRS has issued statutory notices of deficiency relating to issues in years 1997 through 2004. JHFC filed a petition in U.S. Tax Court pertaining to leveraged leases to contest years 1997 to 2001 and the trial was completed in 2011 with final judgment entered on July 22, 2014. The IRS issued Revenue Agent Reports for tax years 2005 through 2009. Protests were filed with respect to disagreed issues. The IRS commenced its audit of tax years 2010 through 2013 in September 2014.

On August, 5, 2013, the U.S. Tax Court issued an opinion in the litigation between the Company and the IRS involving the tax treatment of certain leveraged lease investments. The Court’s opinion effectively ruled against the Company with respect to deductions claimed for tax years 1997 — 2001. The Company and the Internal Revenue Service are in the process of determining the impact of the decision on years subsequent to the years that were decided by the Court. The Company has made advance payments of tax and interest and is awaiting final IRS assessments. Although the Company is fully reserved for the taxes and interest that could be due, this decision may result in a decrease in the admissible book value of other deferred tax assets include in surplus in subsequent periods, absent consideration of further management actions.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013

	(in millions)
Balance at beginning of year	$2,715	$3,186
Additions based on tax positions related to the current year	49	150
Payments	(550)	(90)
Additions for tax positions of prior years	23	59
Reductions for tax positions of prior years	(235)	(590)

Balance at end of year	$2,002	$2,715

Included in the balances as of December 31, 2014 and 2013, respectively, are $154 million and $149 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2014 and 2013, are $1,848 million and $2,566 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Approximately $1,734 million and $2,281 million of such amounts at December 31, 2014 and 2013, respectively, represent deferred tax liability balances related to leveraged lease deductions taken in prior year tax returns that were considered in determining the amount of deferred tax assets that can be admitted by offsetting such amounts against deferred tax liabilities. Excluding the effect of interest and penalties, this will have no impact on the annual effective rate, but would accelerate the payment of taxes to an earlier period.

The Company’s liability for unrecognized tax benefits may decrease in the next twelve months pending the outcome of remaining issues associated with the 2002 through 2009 IRS audit. A reasonable estimate of the decrease cannot be determined at this time however, the Company believes that the ultimate resolution will not result in a material change to its financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately $9 million of interest expense, and $11 million, and $24 million of interest benefit for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had approximately $209 million and $404 million accrued for interest as of December 31, 2014 and 2013, respectively. The Company did not recognize any material amounts of penalties for the years ended December 31, 2014, 2013 and 2012.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

10. Capital and Surplus - (continued)

other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2014 and 2013, the Company paid a dividend to its parent company MIC of $500 million and $300 million, respectively. The company paid no dividends for the year ended December 31, 2012.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2014 and 2013, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level.

The Company has surplus notes described below in the amount of $991 million. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: 1) interest payments may be made only with prior approval by the Insurance Department and 2) repayment of the principal due may be made only with the prior approval of the Insurance Department.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2014, 2013 and 2012. Total interest paid through December 31, 2014 was $680 million.

Pursuant to a subordinated surplus note dated September 30, 2008, the Company issued two notes in the amount of $295 million and $110 million to an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The notes mature on March 31, 2033. The combined interest expense on the notes was $29 million for years ended December 31, 2014, 2013 and 2012. Total interest paid through December 31, 2014 was $173 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 130 basis points and is payable semi-annually. The note matures on December 15, 2016. Interest expense was $2 million, $2 million, and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively. Total interest paid through December 31, 2014 was $11 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company, JHIA, and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $398 million, $443 million, and $481 million, respectively, for the years ended December 31, 2014, 2013 and 2012.

The Company has Administrative Service Agreements with its subsidiaries whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $618 million, $328 million, and $266 million for the years ended December 31, 2014, 2013 and 2012, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and statements of operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2014, 2013 and 2012, respectively, the Company received dividends of $43 million, $297 million, and $274 million from John Hancock Investment Management Services LLC, $90 million, $98 million, and $96 million from JHD, $0 million, $0 million, and $0 million from JHNY, and $72 million, $0 million, and $0 million from John Hancock Subsidiaries, LLC (JHS). These dividends are included in the Company’s net investment income.

During 2014, the Company made a capital contribution of $3 million to JHS in exchange for one share of its common stock.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2014 and 2013, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2014	2013

	(In millions)
The Manufacturers Investment Corporation	$105	$313
John Hancock Financial Corporation	274	36
Manulife Reinsurance Limited	186	7
Manulife Reinsurance (Bermuda) Ltd.	696	81
John Hancock Life & Health Insurance Company	142	249
John Hancock Life Insurance Company Vermont	39	16
John Hancock Reassurance Company, Ltd.	278	21
John Hancock Life Insurance Company New York	611	381
John Hancock Investment Management Services LLC	31	87
John Hancock Subsidiaries LLC	45	26
John Hancock Insurance Agency, Inc.	16	17
Essex Corporation	1	1
Hancock Venture Partners, Inc.	-	15
JH Signature Services Inc.	9	9
JH Partnership Holdings I, II LP	2	4
John Hancock Energy Resources Management, Inc.	4	4
John Hancock Real Estate Finance	1	1
John Hancock Realty Advisors	8	8
JH Advisors LLC	158	37
Manulife Asset Management LLC	75	39
Declaration Management and Research LLC	4	5
Hancock Capital Investment Management LLC	15	7
John Hancock RPS, LLC	14	35
The Berkeley Financial Group, LLC	4	4
Signator Insurance Agency, Inc.	18	-
JH Networking Insurance Agency, Inc.	4	-

Total	$2,740	$1,403

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Please refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $207 million, purchase other invested assets of $1,917 million, purchase real estate of $114 million, and issue agricultural and commercial mortgages of $175 million at December 31, 2014. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 41% of these commitments expire in 2015 and the majority of the remainder expires by 2019.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

	Non-cancelable Operating Leases	Sub-lease Income

	(in millions)
2015	$21	$4
2016	12	-
2017	9	-
2018	6	-
2019	5	-
Thereafter	354	-

Total	$407	$4

Other than the Company’s investment real estate, the Company does not have any material sub-lease income related to its office space. Leasing of investment real estate is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

On December 23, 2014, the Company entered into an agreement with New York Life under which John Hancock Retirement Plan Services, LLC, an indirect wholly owned subsidiary, will acquire New York Life’s Retirement Plan Services business. In addition, New York Life has agreed to assume, on a reinsurance basis, 60% of the Company’s in-force participating life insurance JHLICO closed block. Subject to the receipt of all necessary approvals and other customary closing conditions, the transaction is anticipated to close in the first half of 2015.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition, under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the Internal Revenue Service involving the tax treatment of John Hancock’s investments in certain leverage leases. The Company and the Internal Revenue Service are in the process of determining the impact of the decision on years subsequent to the years that were decided by the Court. Please refer to the federal income taxes note for further details. The Company has made advance payments of tax and interest and is awaiting final IRS assessments. Although the Company is fully reserved for the taxes and interest that could be due, this decision may result in a decrease in the admissible book value of other deferred tax assets included in surplus in subsequent periods, absent consideration of further management actions.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2014
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$968	$559	$1,879	$3,406	2%
At book value less current surrender charge of 5% or more	29	-	-	29	0%
At fair value	-	-	123,450	123,450	81%

Total with adjustment or at fair value	997	559	125,329	126,885	83%
At book value without adjustment (minimal or no charge or adjustment)	8,594	-	-	8,594	6%
Not subject to discretionary withdrawal	15,577	713	130	16,420	11%

Total (gross)	25,168	1,272	125,459	151,899	100%

Reinsurance ceded	5,483	-	-	5,483

Total (net)	$19,685	$1,272	$125,459	$146,416

	December 31, 2013
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$1,176	$586	$1,886	$3,648	2%
At book value less current surrender charge of 5% or more	510	-	-	510	0%
At fair value	-	-	126,623	126,623	81%

Total with adjustment or at fair value	1,686	586	128,509	130,781	83%
At book value without adjustment (minimal or no charge or adjustment)	8,634	-	-	8,634	6%
Not subject to discretionary withdrawal	15,764	686	122	16,572	11%

Total (gross)	26,084	1,272	128,631	155,987	100%

Reinsurance ceded	5,992	-	-	5,992

Total (net)	$20,092	$1,272	$128,631	$149,995

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guarantee and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with Guaranteed Minimum Income Benefit (“GMIB”) riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2014	2013	2014	2013

	(in millions)
Group Annuities (Deposit Administration)	$78,905	$77,273	$-	$-
Variable Annuities	43,503	48,224	29	34
Life and COLI	12,359	11,832	-	-
Fixed Products — Institutional and stable value fund	2,713	2,756	-	-
Fixed Products — Retail	24	26	570	546
Investments — Funds	2,061	2,075	-	-

Total	$139,565	$142,186	$599	$580

As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate account liabilities $7,816 million and $7,617 million, respectively. To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees are as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

(in millions)
2014	$ 252	$ 74
2013	$ 263	$ 109
2012	$ 269	$ 165
2011	$ 261	$ 145
2010	$ 246	$ 137

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2014	2013

	(in millions, except for ages)
Account value	$44,116	$48,855
Amount of reserve held	865	349
Net amount at risk — gross	4,699	4,260
Weighted average attained age	67	66

The following assumptions and methodology were used to determine the amounts above at December 31, 2014 and 2013:

•

Actuarial Guideline XLIII (AG43) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG43.

•

In 2014 and 2013, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

•

In 2014 and 2013, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

	December 31,
	2014	2013

	(in millions)
Type of Fund
Equity	$27,353	$29,211
Balanced	19,449	21,212
Bonds	5,807	6,278
Money Market	683	861

Total	$53,292	$57,562

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2014			2013

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$13,258	$13,258	$-	$13,613	$13,613

Reserves for accounts with assets at:
Fair value	1,272	137,306	138,578	1,272	139,976	141,248
Amortized cost	-	-	-	-	-	-

Total	$1,272	$137,306	$138,578	$1,272	$139,976	$141,248

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2014			2013

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$531	$1,879	$2,410	$554	$1,886	$2,440
At book value without fair value adjustments and with current surrender charge of 5% or more	-	2,483	2,483	-	1,933	1,933
At fair value	28	129,620	129,648	32	135,349	135,381
At book value without fair value adjustments and with current surrender charge of less than 5%	-	3,058	3,058	-	557	557

Subtotal	559	137,040	137,599	586	139,725	140,311
Not subject to discretionary withdrawal	713	266	979	686	251	937

Total	$1,272	$137,306	$138,578	$1,272	$139,976	$141,248

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2014	2013	2012

	(in millions)
Transfers to separate accounts	$16,100	$14,916	$18,798
Transfers from separate accounts	24,329	21,304	22,406

Net transfers to (from) separate accounts	$(8,229)	$(6,388)	$(3,608)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $37 million, $41 million, and $57 million in 2014, 2013 and 2012, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2014, 2013 and 2012, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $332 million and $344 million at December 31, 2014 and 2013, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2014, 2013 and 2012, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2014 and 2013 was $91 million and $88 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2014 and 2013 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2014, 2013 and 2012, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit:At December 31, 2014, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2019. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2014. At December 31, 2014, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2014, the Company had a committed line of credit agreement established by MLI totaling $1 billion, which will expire in 2018. MLI will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. At December 31, 2014, the Company had no outstanding borrowings under the agreement.

At December 31, 2014, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which will expire in 2018. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2014, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2014 and 2013 was $411 million and $644 million, respectively. Interest ranging from 3.1% to 6.0% is due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2015-$146 million; 2016-$64 million; 2017-$4 million; 2018-$43 million; 2019-$16 million; and thereafter $138 million.

Interest expense on consumer notes, included in benefits to policyholders, was $24 million, $30 million, and $ 36 million in 2014, 2013 and 2012, respectively. Interest paid amounted to $24 million, $30 million, and $ 36 million in 2014, 2013 and 2012, respectively.

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company has $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2014 and 2013 since the counterparty is the parent entity of the Company; however, this note will continue to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate is calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $6 million, $6 million, and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company has a demand note receivable dated March 2, 2009 with John Hancock Leasing Corporation (“JH Leasing”) that allows it to loan a minimum principal of $125,000 or an amount in excess in increments of $5,000. As of December 31, 2014 and 2013, the Company had amounts receivable from JH Leasing of $0 million and $3 million, respectively.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan is calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and is payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On May 23, 2014, the maturity date was extended for a period of one year to June 28, 2015. Following the extension, the interest rate was amended and is calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and is payable quarterly effective from June 28, 2014. Interest expense was $2 million, $2 million, and $1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Pursuant to a demand note dated December 20, 2012, the Company borrowed $130 million from MIC. The note matures on December 20, 2015. Interest on the loan is calculated at a fluctuating rate equal to the one-month LIBOR rate and is payable monthly. Interest expense was $0 million, $0 million, and $0 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Pursuant to a senior note receivable dated December 9, 2014, the Company has $40 million outstanding with JHS. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $0 million for the year ended December 31, 2014.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2014
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	20	20	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$20	$20	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$446	-	-

	December 31, 2013
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$373	-	-

FHLBI membership stock of $20 million and $19 million was classified as not eligible for redemption for the years ended December 31, 2014 and 2013, respectively. The Company did not have any collateral pledged to FHLBI as of December 31, 2014 and 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2014
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2013
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2014 was $10 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Blocks

The Company operates two separate closed blocks for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000. As a result of the merger in 2009, the property and obligations of the JHLICO closed block became the property and obligations of JHUSA, but the Company operates these two closed blocks separately.

Assets were allocated to the closed blocks in an amount that, together with anticipated revenues from policies included in the closed blocks, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed blocks inure solely to the benefit of policyholders included in the closed blocks and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed blocks and the revenues from the closed blocks’ business prove to be insufficient to pay the benefits guaranteed in the closed blocks, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Blocks - (continued)

No reallocation, transfer, borrowing, or lending of assets can be made between the closed blocks and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed blocks’ liabilities over the closed blocks’ assets represents the expected future post-tax contribution from that closed block which may be recognized in income over the period the policies and contracts in that closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA and JHLICO closed blocks. The JHLICO assets and liabilities exclude the impact of the transfer of the NY business (described in the Reinsurance Note), consistent with the Closed Block Annual Statement filed with the State of Michigan.

	JHUSA		JHLICO
	2014	2013	2014	2013

	(in millions)
Assets:
Bonds	$3,153	$2,959	$6,248	$6,143
Stocks:
Preferred stocks	-	-	4	4
Common stocks	1	1	11	9
Mortgage loans on real estate	402	514	1,633	1,971
Real estate	842	698	12	12
Cash, cash equivalents and short-term investments	3	-	4	3
Policy loans	1,551	1,585	1,354	1,504
Other invested assets	113	116	127	109

Total cash and invested assets	6,065	5,873	9,393	9,755
Investment income due and accrued	105	101	126	124
Premiums due and deferred	12	13	68	75
Net deferred tax asset	112	112	157	188
Other closed block assets	63	234	91	53

Total closed block assets	$6,357	$6,333	$9,835	$10,195

Obligations:
Policy reserves	5,871	5,989	9,710	10,159
Policyholders’ and beneficiaries’ funds	67	69	1,360	1,394
Dividends payable to policyholders	314	319	208	216
Policy benefits in process of payment	52	72	155	139
Other policy obligations	2	6	6	7
Other closed block obligations	720	763	198	170

Total closed block obligations	$7,026	$7,218	$11,637	$12,085

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2014 financial statements through March 25, 2015, the date the financial statements were issued.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account H

December 31, 2014

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Audited Financial Statements

December 31, 2014

2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account H

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account), comprised of the following sub-accounts,

500 Index Fund B Series I	Lifestyle Aggressive Trust PS Series I
500 Index Fund B Series II	Lifestyle Aggressive Trust PS Series II
500 Index Fund B Series NAV	Lifestyle Balanced MVP Series I
Active Bond Trust Series I	Lifestyle Balanced MVP Series II
Active Bond Trust Series II	Lifestyle Balanced MVP Series NAV
All Cap Core Trust Series I	Lifestyle Balanced Trust PS Series I
All Cap Core Trust Series II	Lifestyle Balanced Trust PS Series II
American Asset Allocation Trust Series I	Lifestyle Conservative MVP Series I
American Asset Allocation Trust Series II	Lifestyle Conservative MVP Series II
American Asset Allocation Trust Series III	Lifestyle Conservative Trust PS Series I
American Global Growth Trust Series II	Lifestyle Conservative Trust PS Series II
American Global Growth Trust Series III	Lifestyle Growth MVP Series I
American Growth-Income Trust Series I	Lifestyle Growth MVP Series II
American Growth-Income Trust Series II	Lifestyle Growth MVP Series NAV
American Growth-Income Trust Series III	Lifestyle Growth Trust PS Series I
American Growth Trust Series II	Lifestyle Growth Trust PS Series II
American Growth Trust Series III	Lifestyle Moderate MVP Series I
American International Trust Series II	Lifestyle Moderate MVP Series II
American International Trust Series III	Lifestyle Moderate Trust PS Series I
American New World Trust Series II	Lifestyle Moderate Trust PS Series II
American New World Trust Series III	Mid Cap Index Trust Series I
Basic Value Focus	Mid Cap Index Trust Series II
Blue Chip Growth Trust Series I	Mid Cap Stock Trust Series I
Blue Chip Growth Trust Series II	Mid Cap Stock Trust Series II
Bond Trust Series I	Mid Value Trust Series I
Bond Trust Series II	Mid Value Trust Series II
Capital Appreciation Trust Series I	Money Market Trust B Series NAV
Capital Appreciation Trust Series II	Money Market Trust Series I
Capital Appreciation Value Trust Series II	Money Market Trust Series II
Core Bond Trust Series II	Mutual Shares Trust Series I
Core Strategy Trust Series I	PIMCO All Asset
Core Strategy Trust Series II	Real Estate Securities Trust Series I
Core Strategy Trust Series NAV	Real Estate Securities Trust Series II
DWS Equity 500 Index	Real Return Bond Trust Series II
Equity-Income Trust Series I	Science & Technology Trust Series I
Equity-Income Trust Series II	Science & Technology Trust Series II
Financial Industries Trust Series I	Short Term Government Income Trust Series I
Financial Industries Trust Series II	Short Term Government Income Trust Series II
Franklin Templeton Founding Allocation Trust Series I	Small Cap Growth Trust Series I

3

Franklin Templeton Founding Allocation Trust Series II	Small Cap Growth Trust Series II
Fundamental All Cap Core Trust Series II	Small Cap Index Trust Series I
Fundamental Large Cap Value Trust Series I	Small Cap Index Trust Series II
Fundamental Large Cap Value Trust Series II	Small Cap Opportunities Trust Series I
Global Allocation	Small Cap Opportunities Trust Series II
Global Bond Trust Series I	Small Cap Value Trust Series I
Global Bond Trust Series II	Small Cap Value Trust Series II
Global Trust Series I	Small Company Value Trust Series I
Global Trust Series II	Small Company Value Trust Series II
Health Sciences Trust Series I	Strategic Income Opportunities Trust Series I
Health Sciences Trust Series II	Strategic Income Opportunities Trust Series II
High Yield Trust Series I	Total Bond Market Trust B Series II
High Yield Trust Series II	Total Bond Market Trust B Series NAV
International Core Trust Series I	Total Return Trust Series I
International Core Trust Series II	Total Return Trust Series II
International Equity Index Trust B Series I	Total Stock Market Index Trust Series I
International Equity Index Trust B Series II	Total Stock Market Index Trust Series II
International Equity Index Trust B Series NAV	U.S. Equity Trust Series I
International Growth Stock Trust Series II	U.S. Equity Trust Series II
International Small Company Trust Series I	Ultra Short Term Bond Trust Series I
International Small Company Trust Series II	Ultra Short Term Bond Trust Series II
International Value Trust Series I	Utilities Trust Series I
International Value Trust Series II	Utilities Trust Series II
Investment Quality Bond Trust Series I	Value Opportunities
Investment Quality Bond Trust Series II	Value Trust Series I
Lifestyle Aggressive MVP Series I	Value Trust Series II
Lifestyle Aggressive MVP Series II

as of December 31, 2014, and the related statements of operations and changes in contract owners’ equity disclosure for the above mentioned sub-accounts and for the All Cap Value Trust Series I, All Cap Value Trust Series II, American Global Small Capitalization Trust Series II, American Global Small Capitalization Trust Series III, American High-Income Bond Trust Series II, American High-Income Bond Trust Series III, Bond PS Series II, Core Allocation Plus Trust Series I, Core Allocation Plus Trust Series II, Core Fundamental Holdings Trust Series III, Core Global Diversification Trust Series I, Core Global Diversification Trust Series II, Core Global Diversification Trust Series III, Disciplined Diversification Trust Series II, Fundamental Holdings Trust Series II, Fundamental Holdings Trust Series III, Fundamental Value Trust Series I, Fundamental Value Trust Series II, Global Diversification Trust Series II, Natural Resources Trust Series II, Smaller Company Growth Trust Series I and Smaller Company Growth Trust Series II (the “closed sub-accounts”) for each of the years or periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates

4

made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2014, the results of their and the closed sub-accounts’ operations and changes in contract owners’ equity and for the years or periods indicated therein in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

March 27, 2015

5

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	500 Index Fund B	500 Index Fund B	500 Index Fund B	Active Bond Trust	Active Bond Trust	All Cap Core Trust
	Series I	Series II	Series NAV	Series I	Series II	Series I
Total Assets
Investments at fair value	$51,298,059	$44,963,227	$235,561,842	$38,345,422	$187,365,219	$43,007,296

Net Assets
Contracts in accumulation	$51,194,789	$44,963,227	$235,431,635	$38,245,107	$187,239,001	$42,918,161
Contracts in payout (annuitization)	103,270	—	130,207	100,315	126,218	89,135

Total net assets	$51,298,059	$44,963,227	$235,561,842	$38,345,422	$187,365,219	$43,007,296

Units outstanding	2,792,635	2,468,971	12,772,377	2,023,540	10,251,503	1,689,338
Unit value	$18.37	$18.21	$18.44	$18.95	$18.28	$25.46

Shares	1,997,588	1,748,861	9,172,969	3,881,116	18,925,780	1,574,206
Cost	$39,078,828	$34,468,065	$164,744,258	$37,714,614	$186,194,505	$26,381,832

See accompanying notes.

6

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	All Cap Core Trust Series II	American Asset Allocation Trust Series I	American Asset Allocation Trust Series II	American Asset Allocation Trust Series III	American Global Growth Trust Series II	American Global Growth Trust Series III
Total Assets
Investments at fair value	$5,516,510	$128,606,312	$1,220,136,902	$155,631,011	$187,956,957	$35,706,211

Net Assets
Contracts in accumulation	$5,516,510	$128,104,112	$1,220,134,614	$155,631,011	$187,948,063	$35,706,211
Contracts in payout (annuitization)	—	502,200	2,288	—	8,894	—

Total net assets	$5,516,510	$128,606,312	$1,220,136,902	$155,631,011	$187,956,957	$35,706,211

Units outstanding	222,552	7,720,862	74,548,879	8,313,457	11,451,459	1,927,803
Unit value	$24.79	$16.66	$16.37	$18.72	$16.41	$18.52

Shares	202,292	8,165,480	77,469,010	9,881,334	11,873,465	2,257,030
Cost	$4,056,621	$78,710,503	$717,049,735	$93,357,781	$133,482,677	$30,077,335

See accompanying notes.

7

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	American Growth Trust Series II	American Growth Trust Series III	American Growth- Income Trust Series I	American Growth- Income Trust Series II	American Growth- Income Trust Series III	American International Trust Series II
Total Assets
Investments at fair value	$700,996,991	$105,950,108	$138,553,567	$631,381,475	$250,886,886	$413,221,046

Net Assets
Contracts in accumulation	$700,549,323	$105,946,532	$138,236,472	$631,152,431	$250,883,015	$413,067,845
Contracts in payout (annuitization)	447,668	3,576	317,095	229,044	3,871	153,201

Total net assets	$700,996,991	$105,950,108	$138,553,567	$631,381,475	$250,886,886	$413,221,046

Units outstanding	26,774,913	5,690,275	5,063,511	25,595,484	12,768,495	16,755,878
Unit value	$26.18	$18.62	$27.36	$24.67	$19.65	$24.66

Shares	29,220,383	4,418,270	5,773,065	26,351,481	10,471,072	22,408,950
Cost	$350,521,608	$63,369,595	$78,425,135	$336,853,251	$174,115,434	$303,827,333

See accompanying notes.

8

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	American International Trust Series III	American New World Trust Series II	American New World Trust Series III	Basic Value Focus (h)	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series II
Total Assets
Investments at fair value	$49,357,354	$47,465,060	$1,800,258	$6,234,514	$241,041,488	$115,623,749

Net Assets
Contracts in accumulation	$49,355,521	$47,452,254	$1,800,258	$6,217,793	$240,561,124	$115,606,006
Contracts in payout (annuitization)	1,833	12,806	—	16,721	480,364	17,743

Total net assets	$49,357,354	$47,465,060	$1,800,258	$6,234,514	$241,041,488	$115,623,749

Units outstanding	3,497,247	3,510,152	133,762	164,182	6,546,665	4,482,415
Unit value	$14.11	$13.52	$13.46	$37.97	$36.82	$25.80

Shares	2,682,465	3,593,116	136,590	380,617	6,717,990	3,257,007
Cost	$41,526,734	$46,974,024	$1,755,404	$4,918,305	$130,346,117	$77,932,928

(h)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

9

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Bond Trust Series I	Bond Trust Series II	Capital Appreciation Trust Series I	Capital Appreciation Trust Series II	Capital Appreciation Value Trust Series II	Core Bond Trust Series II
Total Assets
Investments at fair value	$225,311,120	$484,137,216	$146,788,733	$64,337,134	$308,165,781	$6,845,741

Net Assets
Contracts in accumulation	$225,307,034	$484,069,492	$146,325,721	$64,308,857	$308,165,781	$6,845,741
Contracts in payout (annuitization)	4,086	67,724	463,012	28,277	—	—

Total net assets	$225,311,120	$484,137,216	$146,788,733	$64,337,134	$308,165,781	$6,845,741

Units outstanding	16,632,071	37,160,585	8,921,720	2,665,439	15,683,297	400,200
Unit value	$13.55	$13.03	$16.45	$24.14	$19.65	$17.11

Shares	16,482,159	35,364,296	9,488,606	4,227,144	24,169,865	518,224
Cost	$227,678,897	$488,590,225	$98,574,568	$48,916,939	$264,591,492	$6,951,259

See accompanying notes.

10

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Core Strategy Trust Series I	Core Strategy Trust Series II	Core Strategy Trust Series NAV	DWS Equity 500 Index (h)	Equity-Income Trust Series I	Equity-Income Trust Series II
Total Assets
Investments at fair value	$133,128,933	$3,409,588,039	$8,159,941	$14,975,930	$234,873,528	$146,803,522

Net Assets
Contracts in accumulation	$133,128,933	$3,409,460,426	$8,159,941	$14,968,071	$234,003,059	$146,613,419
Contracts in payout (annuitization)	—	127,613	—	7,859	870,469	190,103

Total net assets	$133,128,933	$3,409,588,039	$8,159,941	$14,975,930	$234,873,528	$146,803,522

Units outstanding	9,263,197	190,432,761	422,522	472,447	5,548,872	6,397,175
Unit value	$14.37	$17.90	$19.31	$31.70	$42.33	$22.95

Shares	8,904,945	227,154,433	545,451	734,114	12,258,535	7,686,048
Cost	$127,717,969	$3,234,143,867	$7,014,653	$10,195,829	$185,452,147	$114,328,039

(h)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

11

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Financial Industries Trust Series I (f)	Financial Industries Trust Series II (f)	Franklin Templeton Founding Allocation Trust Series I	Franklin Templeton Founding Allocation Trust Series II	Fundamental All Cap Core Trust Series II	Fundamental Large Cap Value Trust Series I
Total Assets
Investments at fair value	$11,204,146	$18,786,137	$44,968,829	$1,087,384,572	$52,080,987	$281,432,969

Net Assets
Contracts in accumulation	$11,204,146	$18,777,763	$44,968,829	$1,087,384,572	$52,073,998	$280,582,819
Contracts in payout (annuitization)	—	8,374	—	—	6,989	850,150

Total net assets	$11,204,146	$18,786,137	$44,968,829	$1,087,384,572	$52,080,987	$281,432,969

Units outstanding	582,868	933,415	2,563,067	73,303,818	1,757,592	11,918,462
Unit value	$19.22	$20.13	$17.54	$14.83	$29.63	$23.61

Shares	655,213	1,103,768	3,453,827	83,388,387	2,314,711	16,063,526
Cost	$7,900,062	$13,588,163	$31,025,562	$839,421,344	$31,297,802	$279,528,659

(f)	Renamed on November 10, 2014. Previously known as Financial Services Trust.

See accompanying notes.

12

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Fundamental Large Cap Value Trust Series II	Global Allocation (h)	Global Bond Trust Series I	Global Bond Trust Series II	Global Trust Series I	Global Trust Series II
Total Assets
Investments at fair value	$234,102,730	$766,447	$40,723,044	$101,853,797	$148,670,952	$52,928,122

Net Assets
Contracts in accumulation	$233,821,930	$766,447	$40,638,133	$101,803,124	$148,370,999	$52,797,399
Contracts in payout (annuitization)	280,800	—	84,911	50,673	299,953	130,723

Total net assets	$234,102,730	$766,447	$40,723,044	$101,853,797	$148,670,952	$52,928,122

Units outstanding	10,924,556	40,007	1,394,459	5,230,553	5,984,113	2,679,409
Unit value	$21.43	$19.16	$29.20	$19.47	$24.84	$19.75

Shares	13,271,130	47,370	3,244,864	8,194,191	7,593,001	2,712,871
Cost	$228,972,642	$652,549	$41,310,618	$105,872,917	$116,706,031	$50,066,508

(h)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

13

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Health Sciences	Health Sciences	High Yield Trust	High Yield Trust	International Core	International Core
	Trust Series I	Trust Series II	Series I	Series II	Trust Series I	Trust Series II
Total Assets
Investments at fair value	$67,381,873	$88,686,796	$84,031,127	$81,511,521	$23,157,089	$15,719,921

Net Assets
Contracts in accumulation	$67,207,682	$88,679,283	$83,852,864	$81,339,870	$23,087,359	$15,702,481
Contracts in payout (annuitization)	174,191	7,513	178,263	171,651	69,730	17,440

Total net assets	$67,381,873	$88,686,796	$84,031,127	$81,511,521	$23,157,089	$15,719,921

Units outstanding	1,197,219	1,601,816	4,995,857	3,758,891	1,370,753	869,252
Unit value	$56.28	$55.37	$16.82	$21.69	$16.89	$18.08

Shares	2,008,402	2,745,721	14,742,303	14,053,711	2,201,244	1,481,614
Cost	$48,255,388	$67,266,621	$91,081,232	$88,827,218	$20,711,450	$14,993,195

See accompanying notes.

14

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	International Equity Index Trust B Series I	International Equity Index Trust B Series II	International Equity Index Trust B Series NAV	International Growth Stock Trust Series II	International Small Company Trust Series I	International Small Company Trust Series II
Total Assets
Investments at fair value	$18,203,068	$18,094,590	$14,176,433	$18,760,653	$26,889,803	$17,482,196

Net Assets
Contracts in accumulation	$18,143,732	$18,094,590	$14,169,917	$18,688,384	$26,832,345	$17,482,196
Contracts in payout (annuitization)	59,336	—	6,516	72,269	57,458	—

Total net assets	$18,203,068	$18,094,590	$14,176,433	$18,760,653	$26,889,803	$17,482,196

Units outstanding	1,294,175	1,298,172	1,263,800	1,249,862	1,633,196	1,088,144
Unit value	$14.07	$13.94	$11.22	$15.01	$16.46	$16.07

Shares	1,148,459	1,140,176	894,977	1,130,160	2,322,090	1,510,994
Cost	$17,270,873	$17,284,845	$13,103,483	$16,564,915	$22,571,360	$15,917,590

See accompanying notes.

15

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	International Value Trust Series I	International Value Trust Series II	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series II	Lifestyle Aggressive MVP Series I (a)	Lifestyle Aggressive MVP Series II (a)
Total Assets
Investments at fair value	$70,197,841	$65,854,943	$165,085,857	$87,725,052	$82,915,377	$127,276,863

Net Assets
Contracts in accumulation	$70,007,159	$65,797,575	$164,836,105	$87,715,249	$82,854,650	$127,276,863
Contracts in payout (annuitization)	190,682	57,368	249,752	9,803	60,727	—

Total net assets	$70,197,841	$65,854,943	$165,085,857	$87,725,052	$82,915,377	$127,276,863

Units outstanding	3,689,892	3,209,864	8,695,039	4,822,048	3,743,208	5,899,699
Unit value	$19.02	$20.52	$18.99	$18.19	$22.15	$21.57

Shares	5,597,914	5,259,979	14,170,460	7,523,589	7,713,058	11,861,777
Cost	$66,076,542	$59,022,288	$166,110,076	$88,596,890	$64,692,609	$96,726,652

(a)	Renamed on May 5, 2014. Previously known as Lifestyle Aggressive Trust.

See accompanying notes.

16

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Lifestyle Aggressive Trust PS Series I (g)	Lifestyle Aggressive Trust PS Series II	Lifestyle Balanced MVP Series I (b)	Lifestyle Balanced MVP Series II (b)	Lifestyle Balanced MVP Series NAV (b)	Lifestyle Balanced Trust PS Series I
Total Assets
Investments at fair value	$740,145	$3,850,593	$591,421,436	$7,664,452,325	$90,986	$10,782,788

Net Assets
Contracts in accumulation	$740,145	$3,850,593	$590,845,413	$7,663,269,089	$90,986	$10,782,788
Contracts in payout (annuitization)	—	—	576,023	1,183,236	—	—

Total net assets	$740,145	$3,850,593	$591,421,436	$7,664,452,325	$90,986	$10,782,788

Units outstanding	55,686	291,089	28,771,889	393,696,426	5,151	814,601
Unit value	$13.29	$13.23	$20.56	$19.47	$17.66	$13.24

Shares	57,914	301,298	42,640,334	555,395,096	6,550	760,422
Cost	$758,332	$3,866,058	$496,779,789	$6,355,936,239	$80,046	$10,789,597

(b)	Renamed on May 5, 2014. Previously known as Lifestyle Balanced Trust.
(g)	Sub-account available in prior year but no activity.

See accompanying notes.

17

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Lifestyle Balanced Trust PS Series II	Lifestyle Conservative MVP Series I (c)	Lifestyle Conservative MVP Series II (c)	Lifestyle Conservative Trust PS Series I (g)	Lifestyle Conservative Trust PS Series II	Lifestyle Growth MVP Series I (d)
Total Assets
Investments at fair value	$476,031,888	$150,457,952	$1,507,981,635	$3,921,203	$90,742,438	$597,198,604

Net Assets
Contracts in accumulation	$476,031,888	$150,290,805	$1,507,886,520	$3,921,203	$90,742,438	$596,350,137
Contracts in payout (annuitization)	—	167,147	95,115	—	—	848,467

Total net assets	$476,031,888	$150,457,952	$1,507,981,635	$3,921,203	$90,742,438	$597,198,604

Units outstanding	32,131,824	7,240,299	81,391,752	300,503	6,575,522	30,350,816
Unit value	$14.82	$20.78	$18.53	$13.05	$13.80	$19.68

Shares	33,499,781	12,414,022	125,143,704	294,164	6,797,186	42,264,586
Cost	$454,069,806	$159,807,324	$1,589,694,088	$4,001,113	$90,248,451	$495,113,406

(c)	Renamed on May 5, 2014. Previously known as Lifestyle Conservative Trust.
(d)	Renamed on May 5, 2014. Previously known as Lifestyle Growth Trust.
(g)	Sub-account available in prior year but no activity.

See accompanying notes.

18

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Lifestyle Growth MVP Series II (d)	Lifestyle Growth MVP Series NAV (d)	Lifestyle Growth Trust PS Series I	Lifestyle Growth Trust PS Series II	Lifestyle Moderate MVP Series I (e)	Lifestyle Moderate MVP Series II (e)
Total Assets
Investments at fair value	$10,822,610,814	$686,770	$21,318,598	$1,280,302,458	$219,647,556	$2,395,035,737

Net Assets
Contracts in accumulation	$10,822,356,986	$686,770	$21,318,598	$1,280,302,458	$218,077,024	$2,394,703,405
Contracts in payout (annuitization)	253,828	—	—	—	1,570,532	332,332

Total net assets	$10,822,610,814	$686,770	$21,318,598	$1,280,302,458	$219,647,556	$2,395,035,737

Units outstanding	555,246,914	36,483	1,596,940	85,784,863	10,258,100	124,617,516
Unit value	$19.49	$18.82	$13.35	$14.92	$21.41	$19.22

Shares	767,561,051	48,535	1,435,596	86,157,635	16,514,854	181,030,668
Cost	$8,967,765,150	$585,721	$21,171,372	$1,233,816,561	$203,888,684	$2,092,312,904

(d)	Renamed on May 5, 2014. Previously known as Lifestyle Growth Trust.
(e)	Renamed on May 5, 2014. Previously known as Lifestyle Moderate Trust.

See accompanying notes.

19

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Lifestyle Moderate Trust PS Series I	Lifestyle Moderate Trust PS Series II	Mid Cap Index Trust Series I	Mid Cap Index Trust Series II	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series II
Total Assets
Investments at fair value	$3,519,723	$159,487,879	$32,305,875	$60,840,171	$153,598,753	$85,015,236

Net Assets
Contracts in accumulation	$3,519,723	$159,487,879	$32,272,172	$60,685,082	$153,497,694	$84,994,244
Contracts in payout (annuitization)	—	—	33,703	155,089	101,059	20,992

Total net assets	$3,519,723	$159,487,879	$32,305,875	$60,840,171	$153,598,753	$85,015,236

Units outstanding	267,187	10,888,260	969,590	2,030,534	6,124,526	2,734,626
Unit value	$13.17	$14.65	$33.32	$29.96	$25.08	$31.09

Shares	252,310	11,416,455	1,449,344	2,738,081	8,253,560	4,725,694
Cost	$3,559,083	$153,362,617	$25,727,697	$47,944,571	$120,892,331	$74,093,450

See accompanying notes.

20

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Mid Value Trust Series I	Mid Value Trust Series II	Money Market Trust B Series NAV	Money Market Trust Series I	Money Market Trust Series II	Mutual Shares Trust Series I
Total Assets
Investments at fair value	$61,677,107	$65,970,477	$12,410,055	$67,225,819	$291,292,417	$199,493,537

Net Assets
Contracts in accumulation	$61,561,952	$65,934,864	$12,400,241	$66,968,581	$290,671,214	$199,488,866
Contracts in payout (annuitization)	115,155	35,613	9,814	257,238	621,203	4,671

Total net assets	$61,677,107	$65,970,477	$12,410,055	$67,225,819	$291,292,417	$199,493,537

Units outstanding	2,273,179	2,515,656	1,052,720	4,544,345	24,580,792	11,387,904
Unit value	$27.13	$26.22	$11.79	$14.79	$11.85	$17.52

Shares	4,418,131	4,722,296	12,410,055	67,225,819	291,292,417	14,229,211
Cost	$45,134,548	$48,556,726	$12,410,055	$67,225,819	$291,292,417	$134,147,314

See accompanying notes.

21

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	PIMCO All Asset (h)	Real Estate Securities Trust Series I	Real Estate Securities Trust Series II	Real Return Bond Trust Series II	Science & Technology Trust Series I	Science & Technology Trust Series II
Total Assets
Investments at fair value	$21,234,591	$49,462,648	$57,638,180	$33,242,486	$92,552,844	$42,083,709

Net Assets
Contracts in accumulation	$21,219,572	$49,313,340	$57,575,346	$33,192,054	$92,295,970	$42,073,488
Contracts in payout (annuitization)	15,019	149,308	62,834	50,432	256,874	10,221

Total net assets	$21,234,591	$49,462,648	$57,638,180	$33,242,486	$92,552,844	$42,083,709

Units outstanding	1,118,331	1,044,744	1,574,897	1,884,735	4,178,464	1,614,981
Unit value	$18.99	$47.34	$36.60	$17.64	$22.15	$26.06

Shares	2,016,580	2,755,579	3,205,683	2,810,016	3,417,756	1,589,264
Cost	$22,708,687	$33,709,311	$43,189,351	$35,238,425	$51,346,941	$31,058,831

(h)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

22

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Short Term Government Income Trust Series I	Short Term Government Income Trust Series II	Small Cap Growth Trust Series I	Small Cap Growth Trust Series II	Small Cap Index Trust Series I	Small Cap Index Trust Series II
Total Assets
Investments at fair value	$38,732,892	$33,680,182	$681,933	$31,257,951	$14,672,523	$44,641,155

Net Assets
Contracts in accumulation	$38,479,087	$33,609,250	$681,933	$31,256,331	$14,642,973	$44,567,655
Contracts in payout (annuitization)	253,805	70,932	—	1,620	29,550	73,500

Total net assets	$38,732,892	$33,680,182	$681,933	$31,257,951	$14,672,523	$44,641,155

Units outstanding	3,108,011	2,753,814	31,425	1,129,386	555,520	1,645,216
Unit value	$12.46	$12.23	$21.70	$27.68	$26.41	$27.13

Shares	3,126,141	2,716,144	58,385	2,758,866	952,761	2,910,114
Cost	$40,046,294	$34,605,927	$606,621	$29,976,685	$12,549,769	$37,219,031

See accompanying notes.

23

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series II	Small Cap Value Trust Series I	Small Cap Value Trust Series II	Small Company Value Trust Series I	Small Company Value Trust Series II
Total Assets
Investments at fair value	$49,882,771	$39,455,415	$743,209	$38,877,818	$51,324,065	$51,135,643

Net Assets
Contracts in accumulation	$49,847,830	$39,448,087	$743,209	$38,856,731	$51,151,144	$51,120,523
Contracts in payout (annuitization)	34,941	7,328	—	21,087	172,921	15,120

Total net assets	$49,882,771	$39,455,415	$743,209	$38,877,818	$51,324,065	$51,135,643

Units outstanding	1,507,500	1,272,553	29,719	1,438,902	1,448,038	1,802,596
Unit value	$33.09	$31.00	$25.01	$27.02	$35.44	$28.37

Shares	1,580,569	1,266,220	30,199	1,585,555	2,075,377	2,094,865
Cost	$43,065,400	$32,341,194	$613,419	$34,462,066	$30,565,050	$29,990,291

See accompanying notes.

24

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series II	Total Bond Market Trust B Series II	Total Bond Market Trust B Series NAV	Total Return Trust Series I	Total Return Trust Series II
Total Assets
Investments at fair value	$47,033,919	$48,604,122	$62,954,263	$125,388,642	$120,418,062	$138,687,270

Net Assets
Contracts in accumulation	$46,896,342	$48,598,951	$62,954,263	$125,384,619	$120,236,321	$138,504,729
Contracts in payout (annuitization)	137,577	5,171	—	4,023	181,741	182,541

Total net assets	$47,033,919	$48,604,122	$62,954,263	$125,388,642	$120,418,062	$138,687,270

Units outstanding	2,158,995	2,350,596	5,061,304	9,895,822	5,259,683	7,250,247
Unit value	$21.79	$20.68	$12.44	$12.67	$22.89	$19.13

Shares	3,552,411	3,662,707	6,064,958	12,103,151	8,738,611	10,079,017
Cost	$49,260,530	$50,090,262	$63,560,342	$129,639,049	$124,741,318	$143,860,437

See accompanying notes.

25

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series II	U.S. Equity Trust Series I	U.S. Equity Trust Series II	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series II
Total Assets
Investments at fair value	$17,375,283	$35,266,110	$107,450,481	$7,037,445	$8,810,337	$201,812,773

Net Assets
Contracts in accumulation	$17,298,236	$35,204,814	$107,246,279	$7,037,378	$8,810,337	$201,812,773
Contracts in payout (annuitization)	77,047	61,296	204,202	67	—	—

Total net assets	$17,375,283	$35,266,110	$107,450,481	$7,037,445	$8,810,337	$201,812,773

Units outstanding	888,250	1,407,163	6,092,849	403,732	727,585	17,287,474
Unit value	$19.56	$25.06	$17.64	$17.43	$12.11	$11.67

Shares	937,684	1,908,339	5,541,541	362,942	746,639	17,117,284
Cost	$12,411,883	$23,805,655	$77,827,759	$5,381,871	$8,897,260	$204,220,720

See accompanying notes.

26

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2014

	Utilities Trust Series I	Utilities Trust Series II	Value Opportunities (h)	Value Trust Series I	Value Trust Series II
Total Assets
Investments at fair value	$19,899,373	$18,763,451	$3,763,538	$88,764,765	$28,391,341

Net Assets
Contracts in accumulation	$19,846,634	$18,762,013	$3,763,538	$88,418,269	$28,371,409
Contracts in payout (annuitization)	52,739	1,438	—	346,496	19,932

Total net assets	$19,899,373	$18,763,451	$3,763,538	$88,764,765	$28,391,341

Units outstanding	649,684	418,688	72,469	2,626,747	919,565
Unit value	$30.63	$44.81	$51.93	$33.79	$30.87

Shares	1,223,071	1,162,543	139,856	3,448,515	1,106,875
Cost	$16,577,177	$15,705,308	$2,377,314	$56,602,891	$21,803,600

(h)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

27

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	500 Index Fund B Series I		500 Index Fund B Series II		500 Index Fund B Series NAV
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$745,327	$864,514	$579,574	$609,108	$3,762,469	$4,273,997
Expenses:
Mortality and expense risk and administrative charges	(769,419)	(727,365)	(691,281)	(644,235)	(2,463,470)	(2,461,256)

Net investment income (loss)	(24,092)	137,149	(111,707)	(35,127)	1,298,999	1,812,741

Realized gains (losses) on investments:
Capital gain distributions received	681,449	100,468	608,878	79,256	3,516,761	486,196
Net realized gain (loss)	3,440,942	1,540,773	2,421,084	1,649,375	12,208,152	5,915,029

Realized gains (losses)	4,122,391	1,641,241	3,029,962	1,728,631	15,724,913	6,401,225

Unrealized appreciation (depreciation) during the period	1,308,212	10,617,387	1,559,771	8,604,767	11,034,633	55,956,841

Net increase (decrease) in contract owners’ equity from operations	5,406,511	12,395,777	4,478,026	10,298,271	28,058,545	64,170,807

Changes from principal transactions:
Purchase payments	102,573	130,101	149,185	122,318	810,486	913,563
Transfers between sub-accounts and the company	(1,180,354)	4,871,155	3,211,384	1,369,814	(7,804,430)	(16,595,352)
Withdrawals	(5,821,862)	(5,801,869)	(4,845,769)	(7,517,947)	(33,701,269)	(20,381,875)
Annual contract fee	(181,721)	(168,643)	(158,201)	(159,462)	(1,926,242)	(1,945,073)

Net increase (decrease) in contract owners’ equity from principal transactions	(7,081,364)	(969,256)	(1,643,401)	(6,185,277)	(42,621,455)	(38,008,737)

Total increase (decrease) in contract owners’ equity	(1,674,853)	11,426,521	2,834,625	4,112,994	(14,562,910)	26,162,070
Contract owners’ equity at beginning of period	52,972,912	41,546,391	42,128,602	38,015,608	250,124,752	223,962,682

Contract owners’ equity at end of period	$51,298,059	$52,972,912	$44,963,227	$42,128,602	$235,561,842	$250,124,752

	2014	2013	2014	2013	2014	2013
Units, beginning of period	3,220,415	3,285,208	2,574,765	3,010,183	15,237,639	17,843,815
Units issued	404,669	645,132	408,773	379,283	129,161	277,446
Units redeemed	(832,449)	(709,925)	(514,567)	(814,701)	(2,594,423)	(2,883,622)

Units, end of period	2,792,635	3,220,415	2,468,971	2,574,765	12,772,377	15,237,639

See accompanying notes.

28

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Active Bond Trust Series I		Active Bond Trust Series II		All Cap Core Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$1,434,848	$2,352,668	$6,715,914	$12,160,984	$405,448	$548,598
Expenses:
Mortality and expense risk and administrative charges	(578,362)	(633,879)	(3,312,783)	(3,672,220)	(639,416)	(649,660)

Net investment income (loss)	856,486	1,718,789	3,403,131	8,488,764	(233,968)	(101,062)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	519,527	972,443	6,802,966	4,250,835	3,227,450	3,565,179

Realized gains (losses)	519,527	972,443	6,802,966	4,250,835	3,227,450	3,565,179

Unrealized appreciation (depreciation) during the period	647,370	(3,206,212)	(163,220)	(16,217,400)	353,034	8,848,259

Net increase (decrease) in contract owners’ equity from operations	2,023,383	(514,980)	10,042,877	(3,477,801)	3,346,516	12,312,376

Changes from principal transactions:
Purchase payments	104,132	57,731	281,165	271,658	60,194	90,610
Transfers between sub-accounts and the company	1,972,069	(1,010,749)	(147,284)	22,702,447	(1,841,876)	(1,808,784)
Withdrawals	(5,428,038)	(6,345,211)	(42,359,461)	(39,431,583)	(4,730,827)	(5,166,541)
Annual contract fee	(55,274)	(66,831)	(638,822)	(762,685)	(74,317)	(127,963)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,407,111)	(7,365,060)	(42,864,402)	(17,220,163)	(6,586,826)	(7,012,678)

Total increase (decrease) in contract owners’ equity	(1,383,728)	(7,880,040)	(32,821,525)	(20,697,964)	(3,240,310)	5,299,698
Contract owners’ equity at beginning of period	39,729,150	47,609,190	220,186,744	240,884,708	46,247,606	40,947,908

Contract owners’ equity at end of period	$38,345,422	$39,729,150	$187,365,219	$220,186,744	$43,007,296	$46,247,606

	2014	2013	2014	2013	2014	2013
Units, beginning of period	2,205,233	2,611,075	12,635,236	13,606,594	1,966,094	2,321,056
Units issued	223,570	105,161	437,140	1,812,455	17,709	124,087
Units redeemed	(405,263)	(511,003)	(2,820,873)	(2,783,813)	(294,465)	(479,049)

Units, end of period	2,023,540	2,205,233	10,251,503	12,635,236	1,689,338	1,966,094

See accompanying notes.

29

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	All Cap Core Trust Series II		All Cap Value Trust Series I		All Cap Value Trust Series II
	2014	2013	2014	2013 (m)	2014	2013 (m)
Income:
Dividend distributions received	$45,052	$74,688	$—	$283,918	$—	$237,165
Expenses:
Mortality and expense risk and administrative charges	(97,810)	(116,880)	—	(326,438)	—	(358,985)

Net investment income (loss)	(52,758)	(42,192)	—	(42,520)	—	(121,820)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	11,252,839	—	11,379,376
Net realized gain (loss)	742,168	598,374	—	(2,540,102)	—	(3,094,282)

Realized gains (losses)	742,168	598,374	—	8,712,737	—	8,285,094

Unrealized appreciation (depreciation) during the period	(282,684)	1,458,983	—	(2,835,761)	—	(2,321,892)

Net increase (decrease) in contract owners’ equity from operations	406,726	2,015,165	—	5,834,456	—	5,841,382

Changes from principal transactions:
Purchase payments	45,482	54,059	—	56,056	—	175,636
Transfers between sub-accounts and the company	(867,998)	184,867	—	(23,397,035)	—	(23,662,078)
Withdrawals	(1,242,236)	(1,863,587)	—	(2,388,662)	—	(3,263,581)
Annual contract fee	(35,091)	(41,634)	—	(54,602)	—	(79,068)

Net increase (decrease) in contract owners’ equity from principal transactions	(2,099,843)	(1,666,295)	—	(25,784,243)	—	(26,829,091)

Total increase (decrease) in contract owners’ equity	(1,693,117)	348,870	—	(19,949,787)	—	(20,987,709)
Contract owners’ equity at beginning of period	7,209,627	6,860,757	—	19,949,787	—	20,987,709

Contract owners’ equity at end of period	$5,516,510	$7,209,627	$—	$—	$—	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	310,891	390,303	—	1,128,266	—	1,114,363
Units issued	34,621	106,810	—	182,627	—	151,158
Units redeemed	(122,960)	(186,222)	—	(1,310,893)	—	(1,265,521)

Units, end of period	222,552	310,891	—	—	—	—

(m)	Terminated as an investment option and funds transferred to Fundamental Large Cap Value Trust on December 9, 2013.

See accompanying notes.

30

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Asset Allocation Trust Series I		American Asset Allocation Trust Series II		American Asset Allocation Trust Series III
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$1,932,132	$1,415,061	$16,588,739	$11,504,846	$2,858,454	$2,281,833
Expenses:
Mortality and expense risk and administrative charges	(1,959,630)	(1,992,008)	(18,754,679)	(18,904,144)	(1,463,082)	(1,458,935)

Net investment income (loss)	(27,498)	(576,947)	(2,165,940)	(7,399,298)	1,395,372	822,898

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	10,768,019	8,920,612	45,879,588	25,958,944	13,867,350	7,709,378

Realized gains (losses)	10,768,019	8,920,612	45,879,588	25,958,944	13,867,350	7,709,378

Unrealized appreciation (depreciation) during the period	(6,119,206)	18,216,378	(2,147,586)	225,923,760	(8,018,158)	25,236,827

Net increase (decrease) in contract owners’ equity from operations	4,621,315	26,560,043	41,566,062	244,483,406	7,244,564	33,769,103

Changes from principal transactions:
Purchase payments	301,247	191,097	3,011,481	3,729,520	407,601	533,564
Transfers between sub-accounts and the company	(82,137)	(854,087)	(13,227,875)	(17,014,754)	(4,125,568)	(1,277,444)
Withdrawals	(16,753,696)	(16,010,128)	(123,820,453)	(107,461,193)	(20,008,662)	(15,141,081)
Annual contract fee	(153,470)	(182,864)	(8,098,759)	(8,269,508)	(868,665)	(864,877)

Net increase (decrease) in contract owners’ equity from principal transactions	(16,688,056)	(16,855,982)	(142,135,606)	(129,015,935)	(24,595,294)	(16,749,838)

Total increase (decrease) in contract owners’ equity	(12,066,741)	9,704,061	(100,569,544)	115,467,471	(17,350,730)	17,019,265
Contract owners’ equity at beginning of period	140,673,053	130,968,992	1,320,706,446	1,205,238,975	172,981,741	155,962,476

Contract owners’ equity at end of period	$128,606,312	$140,673,053	$1,220,136,902	$1,320,706,446	$155,631,011	$172,981,741

	2014	2013	2014	2013	2014	2013
Units, beginning of period	8,751,576	9,904,931	83,069,590	91,998,332	9,650,116	10,674,749
Units issued	307,440	257,092	7,733,727	1,189,323	71,655	30,125
Units redeemed	(1,338,154)	(1,410,447)	(16,254,438)	(10,118,065)	(1,408,314)	(1,054,758)

Units, end of period	7,720,862	8,751,576	74,548,879	83,069,590	8,313,457	9,650,116

See accompanying notes.

31

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Global Growth Trust Series II		American Global Growth Trust Series III		American Global Small Capitalization Trust Series II
	2014	2013	2014	2013	2014	2013 (j)
Income:
Dividend distributions received	$1,258,782	$1,499,379	$410,993	$453,673	$—	$82,450
Expenses:
Mortality and expense risk and administrative charges	(3,005,841)	(2,918,368)	(343,028)	(257,135)	—	(254,681)

Net investment income (loss)	(1,747,059)	(1,418,989)	67,965	196,538	—	(172,231)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	12,747,821	7,583,899	1,138,788	1,552,184	—	12,469,288

Realized gains (losses)	12,747,821	7,583,899	1,138,788	1,552,184	—	12,469,288

Unrealized appreciation (depreciation) during the period	(10,594,633)	39,632,918	(714,869)	5,561,516	—	(7,386,896)

Net increase (decrease) in contract owners’ equity from operations	406,129	45,797,828	491,884	7,310,238	—	4,910,161

Changes from principal transactions:
Purchase payments	682,211	562,757	129,469	94,449	—	135,100
Transfers between sub-accounts and the company	(3,472,041)	33,329,771	488,510	31,818,017	—	(54,025,805)
Withdrawals	(24,089,261)	(16,318,363)	(5,053,449)	(3,272,759)	—	(1,261,720)
Annual contract fee	(1,068,069)	(1,105,156)	(182,530)	(106,358)	—	(45,830)

Net increase (decrease) in contract owners’ equity from principal transactions	(27,947,160)	16,469,009	(4,618,000)	28,533,349	—	(55,198,255)

Total increase (decrease) in contract owners’ equity	(27,541,031)	62,266,837	(4,126,116)	35,843,587	—	(50,288,094)
Contract owners’ equity at beginning of period	215,497,988	153,231,151	39,832,327	3,988,740	—	50,288,094

Contract owners’ equity at end of period	$187,956,957	$215,497,988	$35,706,211	$39,832,327	$—	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	13,048,837	11,740,931	2,179,032	280,163	—	4,714,128
Units issued	3,533,608	4,140,951	76,980	2,296,247	—	84,412
Units redeemed	(5,130,986)	(2,833,045)	(328,209)	(397,378)	—	(4,798,540)

Units, end of period	11,451,459	13,048,837	1,927,803	2,179,032	—	—

(j)	Terminated as an investment option and funds transferred to American Global Growth Trust on April 29, 2013.

See accompanying notes.

32

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Global Small Capitalization Trust Series III		American Growth Trust Series II		American Growth Trust Series III
	2014	2013 (j)	2014	2013	2014	2013
Income:
Dividend distributions received	$—	$107,952	$4,769,195	$2,932,996	$1,228,907	$937,123
Expenses:
Mortality and expense risk and administrative charges	—	(100,069)	(11,529,632)	(12,448,765)	(1,008,864)	(1,008,023)

Net investment income (loss)	—	7,883	(6,760,437)	(9,515,769)	220,043	(70,900)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	—	10,661,414	60,119,516	1,977,123	10,842,638	9,267,992

Realized gains (losses)	—	10,661,414	60,119,516	1,977,123	10,842,638	9,267,992

Unrealized appreciation (depreciation) during the period	—	(7,266,048)	(8,576,618)	200,928,200	(3,030,252)	19,197,824

Net increase (decrease) in contract owners’ equity from operations	—	3,403,249	44,782,461	193,389,554	8,032,429	28,394,916

Changes from principal transactions:
Purchase payments	—	39,965	1,451,728	1,561,841	395,369	453,456
Transfers between sub-accounts and the company	—	(36,190,719)	(25,514,105)	(69,207,277)	(2,611,792)	(8,206,927)
Withdrawals	—	(981,414)	(116,954,877)	(108,203,526)	(15,195,321)	(9,492,130)
Annual contract fee	—	(90,147)	(2,713,365)	(3,081,762)	(676,355)	(690,767)

Net increase (decrease) in contract owners’ equity from principal transactions	—	(37,222,315)	(143,730,619)	(178,930,724)	(18,088,099)	(17,936,368)

Total increase (decrease) in contract owners’ equity	—	(33,819,066)	(98,948,158)	14,458,830	(10,055,670)	10,458,548
Contract owners’ equity at beginning of period	—	33,819,066	799,945,149	785,486,319	116,005,778	105,547,230

Contract owners’ equity at end of period	$—	$—	$700,996,991	$799,945,149	$105,950,108	$116,005,778

	2014	2013	2014	2013	2014	2013
Units, beginning of period	—	2,882,178	32,225,684	40,001,488	6,693,866	7,849,438
Units issued	—	474	3,848,969	2,608,113	82,962	56,243
Units redeemed	—	(2,882,652)	(9,299,740)	(10,383,917)	(1,086,553)	(1,211,815)

Units, end of period	—	—	26,774,913	32,225,684	5,690,275	6,693,866

(j)	Terminated as an investment option and funds transferred to American Global Growth Trust on April 29, 2013.

See accompanying notes.

33

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Growth-Income Trust Series I		American Growth-Income Trust Series II		American Growth-Income Trust Series III
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$1,227,092	$1,339,919	$4,742,580	$5,703,713	$3,079,120	$3,414,907
Expenses:
Mortality and expense risk and administrative charges	(2,114,565)	(2,077,818)	(10,506,009)	(11,330,089)	(2,402,866)	(2,429,635)

Net investment income (loss)	(887,473)	(737,899)	(5,763,429)	(5,626,376)	676,254	985,272

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	14,842,203	11,778,579	34,511,398	(7,564,489)	19,156,575	24,795,606

Realized gains (losses)	14,842,203	11,778,579	34,511,398	(7,564,489)	19,156,575	24,795,606

Unrealized appreciation (depreciation) during the period	(2,233,194)	26,756,096	25,568,340	206,003,954	4,728,620	49,737,153

Net increase (decrease) in contract owners’ equity from operations	11,721,536	37,796,776	54,316,309	192,813,089	24,561,449	75,518,031

Changes from principal transactions:
Purchase payments	267,171	211,973	1,074,836	997,193	822,292	941,797
Transfers between sub-accounts and the company	(5,068,358)	(5,967,138)	(31,030,312)	(78,216,045)	(11,851,161)	(30,644,770)
Withdrawals	(16,795,734)	(15,440,986)	(109,084,688)	(97,313,163)	(36,466,190)	(24,744,753)
Annual contract fee	(300,675)	(323,548)	(2,567,558)	(2,919,498)	(1,553,878)	(1,608,472)

Net increase (decrease) in contract owners’ equity from principal transactions	(21,897,596)	(21,519,699)	(141,607,722)	(177,451,513)	(49,048,937)	(56,056,198)

Total increase (decrease) in contract owners’ equity	(10,176,060)	16,277,077	(87,291,413)	15,361,576	(24,487,488)	19,461,833
Contract owners’ equity at beginning of period	148,729,627	132,452,550	718,672,888	703,311,312	275,374,374	255,912,541

Contract owners’ equity at end of period	$138,553,567	$148,729,627	$631,381,475	$718,672,888	$250,886,886	$275,374,374

	2014	2013	2014	2013	2014	2013
Units, beginning of period	5,907,494	6,896,415	31,322,359	39,800,921	15,357,403	18,878,596
Units issued	161,232	163,671	3,405,963	2,587,117	50,100	43,376
Units redeemed	(1,005,215)	(1,152,592)	(9,132,838)	(11,065,679)	(2,639,008)	(3,564,569)

Units, end of period	5,063,511	5,907,494	25,595,484	31,322,359	12,768,495	15,357,403

See accompanying notes.

34

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American High-Income Bond Trust Series II		American High-Income Bond Trust Series III		American International Trust Series II
	2014	2013 (p)	2014	2013 (p)	2014	2013
Income:
Dividend distributions received	$—	$14,771	$—	$79,448	$3,639,252	$3,787,730
Expenses:
Mortality and expense risk and administrative charges	—	(249,891)	—	(121,966)	(6,968,841)	(7,735,090)

Net investment income (loss)	—	(235,120)	—	(42,518)	(3,329,589)	(3,947,360)

Realized gains (losses) on investments:
Capital gain distributions received	—	1,183,290	—	1,019,702	—	—
Net realized gain (loss)	—	984,442	—	987,622	30,404,974	(8,197,685)

Realized gains (losses)	—	2,167,732	—	2,007,324	30,404,974	(8,197,685)

Unrealized appreciation (depreciation) during the period	—	(729,341)	—	(794,602)	(47,229,466)	98,693,293

Net increase (decrease) in contract owners’ equity from operations	—	1,203,271	—	1,170,204	(20,154,081)	86,548,248

Changes from principal transactions:
Purchase payments	—	54,164	—	71,566	738,050	767,888
Transfers between sub-accounts and the company	—	(50,557,337)	—	(42,511,602)	12,982,245	(26,330,458)
Withdrawals	—	(2,348,594)	—	(1,124,548)	(70,767,340)	(64,476,016)
Annual contract fee	—	(42,736)	—	(145,339)	(1,734,654)	(2,012,648)

Net increase (decrease) in contract owners’ equity from principal transactions	—	(52,894,503)	—	(43,709,923)	(58,781,699)	(92,051,234)

Total increase (decrease) in contract owners’ equity	—	(51,691,232)	—	(42,539,719)	(78,935,780)	(5,502,986)
Contract owners’ equity at beginning of period	—	51,691,232	—	42,539,719	492,156,826	497,659,812

Contract owners’ equity at end of period	$—	$—	$—	$—	$413,221,046	$492,156,826

	2014	2013	2014	2013	2014	2013
Units, beginning of period	—	3,402,345	—	2,447,584	18,937,994	22,633,958
Units issued	—	85,348	—	68,342	3,526,607	2,244,498
Units redeemed	—	(3,487,693)	—	(2,515,926)	(5,708,723)	(5,940,462)

Units, end of period	—	—	—	—	16,755,878	18,937,994

(p)	Terminated as an investment option and funds transferred to High Yield Trust on April 29, 2013.

See accompanying notes.

35

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American International Trust Series III		American New World Trust Series II		American New World Trust Series III
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$681,496	$668,124	$334,513	$444,087	$22,805	$25,863
Expenses:
Mortality and expense risk and administrative charges	(475,892)	(476,499)	(821,565)	(882,209)	(20,064)	(23,197)

Net investment income (loss)	205,604	191,625	(487,052)	(438,122)	2,741	2,666

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1,329,764	—	48,326	—
Net realized gain (loss)	1,838,982	1,056,271	2,160,547	2,184,169	31,986	157,833

Realized gains (losses)	1,838,982	1,056,271	3,490,311	2,184,169	80,312	157,833

Unrealized appreciation (depreciation) during the period	(3,791,762)	8,629,282	(8,130,128)	3,283,091	(256,943)	61,831

Net increase (decrease) in contract owners’ equity from operations	(1,747,176)	9,877,178	(5,126,869)	5,029,138	(173,890)	222,330

Changes from principal transactions:
Purchase payments	160,820	187,635	244,044	194,951	5,061	5
Transfers between sub-accounts and the company	3,263,391	(1,302,952)	454,121	(1,565,911)	79,190	(149,581)
Withdrawals	(6,740,052)	(4,050,589)	(6,673,420)	(6,984,761)	(230,667)	(496,086)
Annual contract fee	(379,099)	(386,468)	(190,874)	(207,391)	(1,334)	(1,199)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,694,940)	(5,552,374)	(6,166,129)	(8,563,112)	(147,750)	(646,861)

Total increase (decrease) in contract owners’ equity	(5,442,116)	4,324,804	(11,292,998)	(3,533,974)	(321,640)	(424,531)
Contract owners’ equity at beginning of period	54,799,470	50,474,666	58,758,058	62,292,032	2,121,898	2,546,429

Contract owners’ equity at end of period	$49,357,354	$54,799,470	$47,465,060	$58,758,058	$1,800,258	$2,121,898

	2014	2013	2014	2013	2014	2013
Units, beginning of period	3,743,445	4,154,207	3,886,951	4,498,260	143,538	189,733
Units issued	236,143	110,774	1,056,232	552,238	7,120	8,549
Units redeemed	(482,341)	(521,536)	(1,433,031)	(1,163,547)	(16,896)	(54,744)

Units, end of period	3,497,247	3,743,445	3,510,152	3,886,951	133,762	143,538

See accompanying notes.

36

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Basic Value Focus (i)		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$77,358	$77,574	$—	$623,962	$—	$129,933
Expenses:
Mortality and expense risk and administrative charges	(94,313)	(96,296)	(3,635,663)	(3,453,384)	(1,870,641)	(1,846,011)

Net investment income (loss)	(16,955)	(18,722)	(3,635,663)	(2,829,422)	(1,870,641)	(1,716,078)

Realized gains (losses) on investments:
Capital gain distributions received	824,073	—	9,737,661	—	4,641,559	—
Net realized gain (loss)	171,443	(12,862)	26,795,343	20,346,943	20,154,128	12,409,865

Realized gains (losses)	995,516	(12,862)	36,533,004	20,346,943	24,795,687	12,409,865

Unrealized appreciation (depreciation) during the period	(477,814)	2,025,334	(15,416,008)	60,992,355	(15,309,932)	27,750,596

Net increase (decrease) in contract owners’ equity from operations	500,747	1,993,750	17,481,333	78,509,876	7,615,114	38,444,383

Changes from principal transactions:
Purchase payments	12,764	4,014	577,101	611,040	447,437	480,927
Transfers between sub-accounts and the company	(250,352)	(508,486)	(8,389,939)	(3,276,397)	(4,503,312)	4,384,519
Withdrawals	(727,314)	(811,757)	(32,471,518)	(28,343,475)	(19,240,951)	(17,994,469)
Annual contract fee	(16,841)	(19,667)	(405,052)	(431,909)	(332,541)	(366,753)

Net increase (decrease) in contract owners’ equity from principal transactions	(981,743)	(1,335,896)	(40,689,408)	(31,440,741)	(23,629,367)	(13,495,776)

Total increase (decrease) in contract owners’ equity	(480,996)	657,854	(23,208,075)	47,069,135	(16,014,253)	24,948,607
Contract owners’ equity at beginning of period	6,715,510	6,057,656	264,249,563	217,180,428	131,638,002	106,689,395

Contract owners’ equity at end of period	$6,234,514	$6,715,510	$241,041,488	$264,249,563	$115,623,749	$131,638,002

	2014	2013	2014	2013	2014	2013
Units, beginning of period	189,858	234,668	7,738,486	8,904,367	5,432,037	6,082,613
Units issued	328	408	249,695	390,020	756,430	989,043
Units redeemed	(26,004)	(45,218)	(1,441,516)	(1,555,901)	(1,706,052)	(1,639,619)

Units, end of period	164,182	189,858	6,546,665	7,738,486	4,482,415	5,432,037

(i)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

37

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Bond PS Series II		Bond Trust Series I		Bond Trust Series II
	2014 (k)	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$33,260	$4,986	$6,024,667	$6,999,753	$12,052,740	$14,435,077
Expenses:
Mortality and expense risk and administrative charges	(5,954)	(2,415)	(2,155,376)	(2,153,643)	(7,865,598)	(8,281,128)

Net investment income (loss)	27,306	2,571	3,869,291	4,846,110	4,187,142	6,153,949

Realized gains (losses) on investments:
Capital gain distributions received	—	485	—	1,806,653	—	4,009,948
Net realized gain (loss)	(18,881)	1,764	(436,698)	(85,177)	(1,324,688)	(204,456)

Realized gains (losses)	(18,881)	2,249	(436,698)	1,721,476	(1,324,688)	3,805,492

Unrealized appreciation (depreciation) during the period	4,046	(1,732)	7,381,562	(11,981,712)	16,815,704	(26,939,126)

Net increase (decrease) in contract owners’ equity from operations	12,471	3,088	10,814,155	(5,414,126)	19,678,158	(16,979,685)

Changes from principal transactions:
Purchase payments	—	—	718,347	860,056	672,440	753,288
Transfers between sub-accounts and the company	(195,046)	(19,316)	572,342	31,939,879	(6,408,114)	68,956,183
Withdrawals	(61,592)	(22,268)	(32,020,371)	(20,518,403)	(73,984,161)	(56,451,709)
Annual contract fee	(957)	(870)	(1,557,114)	(1,593,666)	(2,512,371)	(2,704,841)

Net increase (decrease) in contract owners’ equity from principal transactions	(257,595)	(42,454)	(32,286,796)	10,687,866	(82,232,206)	10,552,921

Total increase (decrease) in contract owners’ equity	(245,124)	(39,366)	(21,472,641)	5,273,740	(62,554,048)	(6,426,764)
Contract owners’ equity at beginning of period	245,124	284,490	246,783,761	241,510,021	546,691,264	553,118,028

Contract owners’ equity at end of period	$—	$245,124	$225,311,120	$246,783,761	$484,137,216	$546,691,264

	2014	2013	2014	2013	2014	2013
Units, beginning of period	19,194	21,580	19,048,138	18,221,684	43,168,464	42,147,504
Units issued	337,610	175,683	362,526	2,738,282	7,349,016	9,524,504
Units redeemed	(356,804)	(178,069)	(2,778,593)	(1,911,828)	(13,356,895)	(8,503,544)

Units, end of period	—	19,194	16,632,071	19,048,138	37,160,585	43,168,464

(k)	Terminated as an investment option and funds transferred to Bond Trust on November 10, 2014.

See accompanying notes.

38

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Capital Appreciation Trust Series I		Capital Appreciation Trust Series II		Capital Appreciation Value Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$69,822	$345,360	$—	$135,097	$3,636,665	$3,080,025
Expenses:
Mortality and expense risk and administrative charges	(2,207,471)	(2,107,418)	(1,020,689)	(1,007,107)	(4,373,824)	(4,325,636)

Net investment income (loss)	(2,137,649)	(1,762,058)	(1,020,689)	(872,010)	(737,159)	(1,245,611)

Realized gains (losses) on investments:
Capital gain distributions received	16,065,801	—	6,951,404	—	34,515,333	25,317,981
Net realized gain (loss)	12,107,916	10,282,275	8,011,150	7,543,016	15,256,039	12,180,052

Realized gains (losses)	28,173,717	10,282,275	14,962,554	7,543,016	49,771,372	37,498,033

Unrealized appreciation (depreciation) during the period	(14,498,774)	35,264,134	(9,187,806)	12,527,969	(18,752,090)	18,512,494

Net increase (decrease) in contract owners’ equity from operations	11,537,294	43,784,351	4,754,059	19,198,975	30,282,123	54,764,916

Changes from principal transactions:
Purchase payments	328,019	315,592	255,250	552,357	982,989	1,515,804
Transfers between sub-accounts and the company	(3,049,294)	(7,346,973)	1,145,886	(4,491,681)	87,624	(8,539,723)
Withdrawals	(17,484,718)	(16,878,720)	(10,155,664)	(9,024,153)	(28,674,922)	(23,419,690)
Annual contract fee	(310,789)	(330,404)	(217,285)	(239,321)	(2,095,983)	(2,089,114)

Net increase (decrease) in contract owners’ equity from principal transactions	(20,516,782)	(24,240,505)	(8,971,813)	(13,202,798)	(29,700,292)	(32,532,723)

Total increase (decrease) in contract owners’ equity	(8,979,488)	19,543,846	(4,217,754)	5,996,177	581,831	22,232,193
Contract owners’ equity at beginning of period	155,768,221	136,224,375	68,554,888	62,558,711	307,583,950	285,351,757

Contract owners’ equity at end of period	$146,788,733	$155,768,221	$64,337,134	$68,554,888	$308,165,781	$307,583,950

	2014	2013	2014	2013	2014	2013
Units, beginning of period	10,222,001	12,109,605	3,044,691	3,741,178	17,243,335	19,197,836
Units issued	402,572	290,503	389,051	463,715	786,111	317,209
Units redeemed	(1,702,853)	(2,178,107)	(768,303)	(1,160,202)	(2,346,149)	(2,271,710)

Units, end of period	8,921,720	10,222,001	2,665,439	3,044,691	15,683,297	17,243,335

See accompanying notes.

39

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Allocation Plus Trust Series I		Core Allocation Plus Trust Series II		Core Bond Trust Series II
	2014	2013 (l)	2014	2013 (l)	2014	2013
Income:
Dividend distributions received	$—	$608,769	$—	$3,894,775	$196,591	$153,391
Expenses:
Mortality and expense risk and administrative charges	—	(173,236)	—	(1,952,698)	(117,596)	(145,006)

Net investment income (loss)	—	435,533	—	1,942,077	78,995	8,385

Realized gains (losses) on investments:
Capital gain distributions received	—	6,422,417	—	44,476,812	—	310,356
Net realized gain (loss)	—	(1,611,461)	—	(3,603,793)	(315,242)	(121,106)

Realized gains (losses)	—	4,810,956	—	40,873,019	(315,242)	189,250

Unrealized appreciation (depreciation) during the period	—	(1,732,424)	—	(19,078,716)	542,144	(576,588)

Net increase (decrease) in contract owners’ equity from operations	—	3,514,065	—	23,736,380	305,897	(378,953)

Changes from principal transactions:
Purchase payments	—	62,006	—	787,411	2,538	416
Transfers between sub-accounts and the company	—	(21,322,200)	—	(150,583,994)	1,266,394	(1,522,626)
Withdrawals	—	(1,199,368)	—	(9,794,935)	(2,311,205)	(1,340,252)
Annual contract fee	—	(105,003)	—	(953,650)	(23,255)	(26,819)

Net increase (decrease) in contract owners’ equity from principal transactions	—	(22,564,565)	—	(160,545,168)	(1,065,528)	(2,889,281)

Total increase (decrease) in contract owners’ equity	—	(19,050,500)	—	(136,808,788)	(759,631)	(3,268,234)
Contract owners’ equity at beginning of period	—	19,050,500	—	136,808,788	7,605,372	10,873,607

Contract owners’ equity at end of period	$—	$—	$—	$—	$6,845,741	$7,605,373

	2014	2013	2014	2013	2014	2013
Units, beginning of period	—	1,426,786	—	10,879,638	464,644	638,394
Units issued	—	20,423	—	95,984	224,980	70,404
Units redeemed	—	(1,447,209)	—	(10,975,622)	(289,424)	(244,154)

Units, end of period	—	—	—	—	400,200	464,644

(l)	Terminated as an investment option and funds transferred to Core Strategy Trust on December 9, 2013.

See accompanying notes.

40

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Fundamental Holdings Trust Series II		Core Fundamental Holdings Trust Series III		Core Global Diversification Trust Series I
	2014	2013 (l)	2014	2013 (l)	2014	2013 (l)
Income:
Dividend distributions received	$—	$5,686,334	$—	$553,277	$—	$3,251
Expenses:
Mortality and expense risk and administrative charges	—	(4,205,441)	—	(224,975)	—	(1,859)

Net investment income (loss)	—	1,480,893	—	328,302	—	1,392

Realized gains (losses) on investments:
Capital gain distributions received	—	57,563,722	—	4,559,122	—	16,217
Net realized gain (loss)	—	(2,291,160)	—	234,567	—	(7,479)

Realized gains (losses)	—	55,272,562	—	4,793,689	—	8,738

Unrealized appreciation (depreciation) during the period	—	(21,394,867)	—	(1,901,470)	—	7,868

Net increase (decrease) in contract owners’ equity from operations	—	35,358,588	—	3,220,521	—	17,998

Changes from principal transactions:
Purchase payments	—	1,977,360	—	122,503	—	—
Transfers between sub-accounts and the company	—	(304,735,752)	—	(26,627,524)	—	(174,602)
Withdrawals	—	(16,108,056)	—	(1,157,624)	—	—
Annual contract fee	—	(2,138,308)	—	(216,351)	—	—

Net increase (decrease) in contract owners’ equity from principal transactions	—	(321,004,756)	—	(27,878,996)	—	(174,602)

Total increase (decrease) in contract owners’ equity	—	(285,646,168)	—	(24,658,475)	—	(156,604)
Contract owners’ equity at beginning of period	—	285,646,168	—	24,658,475	—	156,604

Contract owners’ equity at end of period	$—	$—	$—	$—	$—	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	—	—	—	1,417,212	—	10,314
Units issued	—	—	—	134,512	—	—
Units redeemed	—	—	—	(1,551,724)	—	(10,314)

Units, end of period	—	—	—	—	—	—

(l)	Terminated as an investment option and funds transferred to Core Strategy Trust on December 9, 2013.

See accompanying notes.

41

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Global Diversification Trust Series II		Core Global Diversification Trust Series III		Core Strategy Trust Series I
	2014	2013 (l)	2014	2013 (l)	2014	2013 (h)
Income:
Dividend distributions received	$—	$5,724,210	$—	$476,180	$3,211,442	$802,928
Expenses:
Mortality and expense risk and administrative charges	—	(4,270,570)	—	(166,170)	(1,245,548)	(85,974)

Net investment income (loss)	—	1,453,640	—	310,010	1,965,894	716,954

Realized gains (losses) on investments:
Capital gain distributions received	—	31,504,545	—	2,171,558	446,269	36,702
Net realized gain (loss)	—	(4,297,504)	—	(394,424)	877,054	(13,502)

Realized gains (losses)	—	27,207,041	—	1,777,134	1,323,323	23,200

Unrealized appreciation (depreciation) during the period	—	4,216,858	—	171,900	3,725,527	1,685,437

Net increase (decrease) in contract owners’ equity from operations	—	32,877,539	—	2,259,044	7,014,744	2,425,591

Changes from principal transactions:
Purchase payments	—	1,970,857	—	84,722	337,477	58,255
Transfers between sub-accounts and the company	—	(305,329,839)	—	(19,447,995)	498,539	138,032,311
Withdrawals	—	(18,454,179)	—	(970,032)	(13,456,331)	(807,895)
Annual contract fee	—	(2,069,176)	—	(163,013)	(918,918)	(54,840)

Net increase (decrease) in contract owners’ equity from principal transactions	—	(323,882,337)	—	(20,496,318)	(13,539,233)	137,227,831

Total increase (decrease) in contract owners’ equity	—	(291,004,798)	—	(18,237,274)	(6,524,489)	139,653,422
Contract owners’ equity at beginning of period	—	291,004,798	—	18,237,274	139,653,422	—

Contract owners’ equity at end of period	$—	$—	$—	$—	$133,128,933	$139,653,422

	2014	2013	2014	2013	2014	2013
Units, beginning of period	—	17,001,503	—	1,053,937	10,217,653	—
Units issued	—	3,023,907	—	228,567	420,827	10,266,667
Units redeemed	—	(20,025,410)	—	(1,282,504)	(1,375,283)	(49,014)

Units, end of period	—	—	—	—	9,263,197	10,217,653

(h)	Sub-account available in prior year but no activity.
(l)	Terminated as an investment option and funds transferred to Core Strategy Trust on December 9, 2013.

See accompanying notes.

42

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Strategy Trust Series II		Core Strategy Trust Series NAV		Disciplined Diversification Trust Series II
	2014	2013	2014	2013	2014	2013 (l)
Income:
Dividend distributions received	$76,491,427	$13,225,582	$201,326	$67,026	$—	$7,130,027
Expenses:
Mortality and expense risk and administrative charges	(50,662,287)	(13,097,052)	(125,617)	(130,210)	—	(2,818,486)

Net investment income (loss)	25,829,140	128,530	75,709	(63,184)	—	4,311,541

Realized gains (losses) on investments:
Capital gain distributions received	11,170,611	75,504,617	29,245	1,042,445	—	89,360,546
Net realized gain (loss)	103,622,002	18,804,046	690,290	83,449	—	(12,604,460)

Realized gains (losses)	114,792,613	94,308,663	719,535	1,125,894	—	76,756,086

Unrealized appreciation (depreciation) during the period	8,289,893	64,457,945	(329,344)	540,678	—	(55,058,309)

Net increase (decrease) in contract owners’ equity from operations	148,911,646	158,895,138	465,900	1,603,388	—	26,009,318

Changes from principal transactions:
Purchase payments	9,598,796	3,099,170	—	—	—	823,693
Transfers between sub-accounts and the company	39,151,033	2,828,285,685	—	551,346	—	(219,671,424)
Withdrawals	(308,934,967)	(71,907,564)	(3,046,145)	(736,330)	—	(9,452,993)
Annual contract fee	(23,659,403)	(6,108,754)	—	—	—	(1,346,898)

Net increase (decrease) in contract owners’ equity from principal transactions	(283,844,541)	2,753,368,537	(3,046,145)	(184,984)	—	(229,647,622)

Total increase (decrease) in contract owners’ equity	(134,932,895)	2,912,263,675	(2,580,245)	1,418,404	—	(203,638,304)
Contract owners’ equity at beginning of period	3,544,520,934	632,257,259	10,740,186	9,321,782	—	203,638,304

Contract owners’ equity at end of period	$3,409,588,039	$3,544,520,934	$8,159,941	$10,740,186	$—	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	205,775,379	42,857,530	576,986	600,806	—	14,938,593
Units issued	13,909,533	169,852,427	11	28,148	—	141,543
Units redeemed	(29,252,151)	(6,934,578)	(154,475)	(51,968)	—	(15,080,136)

Units, end of period	190,432,761	205,775,379	422,522	576,986	—	—

(l)	Terminated as an investment option and funds transferred to Core Strategy Trust on December 9, 2013.

See accompanying notes.

43

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	DWS Equity 500 Index (i)		Equity-Income Trust Series I		Equity-Income Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$225,505	$211,623	$4,309,374	$4,602,670	$2,410,496	$2,713,699
Expenses:
Mortality and expense risk and administrative charges	(238,336)	(235,905)	(3,590,932)	(3,649,886)	(2,434,304)	(2,542,207)

Net investment income (loss)	(12,831)	(24,282)	718,442	952,784	(23,808)	171,492

Realized gains (losses) on investments:
Capital gain distributions received	508,044	320,204	20,588,485	—	12,925,861	—
Net realized gain (loss)	1,070,046	744,960	7,227,192	3,401,909	14,753,305	8,724,153

Realized gains (losses)	1,578,090	1,065,164	27,815,677	3,401,909	27,679,166	8,724,153

Unrealized appreciation (depreciation) during the period	4,648	2,763,425	(14,742,460)	56,562,159	(19,435,708)	29,907,399

Net increase (decrease) in contract owners’ equity from operations	1,569,907	3,804,307	13,791,659	60,916,852	8,219,650	38,803,044

Changes from principal transactions:
Purchase payments	118,117	86,771	654,685	575,800	470,306	690,083
Transfers between sub-accounts and the company	(295,170)	222,326	(5,563,018)	(4,699,389)	(2,049,240)	3,067,298
Withdrawals	(1,951,393)	(2,504,963)	(30,726,047)	(28,713,662)	(25,567,520)	(23,523,504)
Annual contract fee	(68,207)	(74,896)	(360,384)	(411,458)	(460,204)	(504,042)

Net increase (decrease) in contract owners’ equity from principal transactions	(2,196,653)	(2,270,762)	(35,994,764)	(33,248,709)	(27,606,658)	(20,270,165)

Total increase (decrease) in contract owners’ equity	(626,746)	1,533,545	(22,203,105)	27,668,143	(19,387,008)	18,532,879
Contract owners’ equity at beginning of period	15,602,676	14,069,132	257,076,633	229,408,490	166,190,530	147,657,651

Contract owners’ equity at end of period	$14,975,930	$15,602,677	$234,873,528	$257,076,633	$146,803,522	$166,190,530

	2014	2013	2014	2013	2014	2013
Units, beginning of period	547,663	636,808	6,433,211	7,401,908	7,613,665	8,600,783
Units issued	32,611	39,202	155,407	230,964	680,944	909,091
Units redeemed	(107,827)	(128,347)	(1,039,746)	(1,199,661)	(1,897,434)	(1,896,209)

Units, end of period	472,447	547,663	5,548,872	6,433,211	6,397,175	7,613,665

(i)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

44

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Financial Industries Trust Series I		Financial Industries Trust Series II		Franklin Templeton Founding Allocation Trust Series I
	2014 (g)	2013	2014 (g)	2013	2014	2013
Income:
Dividend distributions received	$77,980	$73,804	$98,713	$93,337	$1,429,811	$1,164,735
Expenses:
Mortality and expense risk and administrative charges	(172,928)	(182,947)	(308,017)	(328,698)	(457,639)	(447,348)

Net investment income (loss)	(94,948)	(109,143)	(209,304)	(235,361)	972,172	717,387

Realized gains (losses) on investments:
Capital gain distributions received	—	123,074	—	219,821	—	—
Net realized gain (loss)	910,869	1,402,784	2,782,971	2,510,239	4,251,923	2,346,316

Realized gains (losses)	910,869	1,525,858	2,782,971	2,730,060	4,251,923	2,346,316

Unrealized appreciation (depreciation) during the period	(80,474)	1,576,614	(1,391,164)	2,688,225	(4,039,638)	7,206,888

Net increase (decrease) in contract owners’ equity from operations	735,447	2,993,329	1,182,503	5,182,924	1,184,457	10,270,591

Changes from principal transactions:
Purchase payments	23,360	39,881	78,813	74,069	74,940	167,774
Transfers between sub-accounts and the company	(536,082)	(218,965)	(1,263,648)	1,621,893	(853,253)	(465,625)
Withdrawals	(1,206,629)	(1,038,436)	(3,583,364)	(3,240,096)	(6,916,440)	(4,180,180)
Annual contract fee	(36,576)	(42,100)	(56,814)	(65,942)	(262,919)	(270,540)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,755,927)	(1,259,620)	(4,825,013)	(1,610,076)	(7,957,672)	(4,748,571)

Total increase (decrease) in contract owners’ equity	(1,020,480)	1,733,709	(3,642,510)	3,572,848	(6,773,215)	5,522,020
Contract owners’ equity at beginning of period	12,224,626	10,490,917	22,428,647	18,855,799	51,742,044	46,220,024

Contract owners’ equity at end of period	$11,204,146	$12,224,626	$18,786,137	$22,428,647	$44,968,829	$51,742,044

	2014	2013	2014	2013	2014	2013
Units, beginning of period	680,298	751,722	1,195,459	1,291,549	3,007,665	3,311,639
Units issued	45,802	169,132	146,997	296,047	15,437	20,270
Units redeemed	(143,232)	(240,556)	(409,041)	(392,137)	(460,035)	(324,244)

Units, end of period	582,868	680,298	933,415	1,195,459	2,563,067	3,007,665

(g)	Renamed on November 10, 2014. Previously known as Financial Services Trust.

See accompanying notes.

45

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Franklin Templeton Founding Allocation Trust Series II		Fundamental All Cap Core Trust Series II		Fundamental Holdings Trust Series II
	2014	2013	2014	2013	2014	2013 (l)
Income:
Dividend distributions received	$32,602,216	$25,095,839	$112,692	$426,861	$—	$14,351,187
Expenses:
Mortality and expense risk and administrative charges	(17,682,538)	(17,646,351)	(867,946)	(935,107)	—	(12,953,204)

Net investment income (loss)	14,919,678	7,449,488	(755,254)	(508,246)	—	1,397,983

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	299,525,625
Net realized gain (loss)	18,809,331	(2,460,892)	2,937,927	593,679	—	23,242,985

Realized gains (losses)	18,809,331	(2,460,892)	2,937,927	593,679	—	322,768,610

Unrealized appreciation (depreciation) during the period	(16,326,726)	229,737,872	1,819,180	17,159,146	—	(218,299,774)

Net increase (decrease) in contract owners’ equity from operations	17,402,283	234,726,468	4,001,853	17,244,579	—	105,866,819

Changes from principal transactions:
Purchase payments	2,603,184	2,688,797	240,155	404,721	—	2,856,112
Transfers between sub-accounts and the company	(20,528,905)	(31,155,476)	(1,294,834)	(5,139,897)	—	(967,608,818)
Withdrawals	(117,569,240)	(86,720,695)	(11,139,402)	(10,877,626)	—	(64,102,751)
Annual contract fee	(7,355,693)	(7,622,896)	(243,911)	(273,885)	—	(6,080,281)

Net increase (decrease) in contract owners’ equity from principal transactions	(142,850,654)	(122,810,270)	(12,437,992)	(15,886,687)	—	(1,034,935,738)

Total increase (decrease) in contract owners’ equity	(125,448,371)	111,916,198	(8,436,139)	1,357,892	—	(929,068,919)
Contract owners’ equity at beginning of period	1,212,832,943	1,100,916,745	60,517,126	59,159,234	—	929,068,919

Contract owners’ equity at end of period	$1,087,384,572	$1,212,832,943	$52,080,987	$60,517,126	$—	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	83,732,529	93,098,857	2,199,424	2,866,960	—	16,595,696
Units issued	13,474,136	550,589	86,742	148,759	—	3,858,911
Units redeemed	(23,902,847)	(9,916,917)	(528,574)	(816,295)	—	(20,454,607)

Units, end of period	73,303,818	83,732,529	1,757,592	2,199,424	—	—

(l)	Terminated as an investment option and funds transferred to Core Strategy Trust on December 9, 2013.

See accompanying notes.

46

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Fundamental Holdings Trust Series III		Fundamental Large Cap Value Trust Series I		Fundamental Large Cap Value Trust Series II
	2014	2013 (l)	2014	2013 (h)	2014	2013
Income:
Dividend distributions received	$—	$1,215,573	$1,476,386	$—	$877,483	$140,079
Expenses:
Mortality and expense risk and administrative charges	—	(523,980)	(918,455)	(25,152)	(1,025,446)	(247,266)

Net investment income (loss)	—	691,593	557,931	(25,152)	(147,963)	(107,187)

Realized gains (losses) on investments:
Capital gain distributions received	—	20,393,122	—	—	—	—
Net realized gain (loss)	—	1,881,290	1,089,704	2,336	2,055,619	703,284

Realized gains (losses)	—	22,274,412	1,089,704	2,336	2,055,619	703,284

Unrealized appreciation (depreciation) during the period	—	(15,232,751)	1,224,196	680,112	1,300,804	3,710,432

Net increase (decrease) in contract owners’ equity from operations	—	7,733,254	2,871,831	657,296	3,208,460	4,306,529

Changes from principal transactions:
Purchase payments	—	735,622	124,585	3,212	346,312	148,953
Transfers between sub-accounts and the company	—	(65,766,423)	261,437,993	24,502,747	206,199,610	21,005,864
Withdrawals	—	(4,454,231)	(7,745,072)	(321,888)	(11,751,949)	(3,405,059)
Annual contract fee	—	(358,049)	(94,394)	(3,341)	(241,666)	(69,452)

Net increase (decrease) in contract owners’ equity from principal transactions	—	(69,843,081)	253,723,112	24,180,730	194,552,307	17,680,306

Total increase (decrease) in contract owners’ equity	—	(62,109,827)	256,594,943	24,838,026	197,760,767	21,986,835
Contract owners’ equity at beginning of period	—	62,109,827	24,838,026	—	36,341,963	14,355,128

Contract owners’ equity at end of period	$—	$—	$281,432,969	$24,838,026	$234,102,730	$36,341,963

	2014	2013	2014	2013	2014	2013
Units, beginning of period	—	4,483,757	1,198,374	—	1,686,180	861,808
Units issued	—	50,930	11,269,193	1,256,974	10,338,796	1,248,393
Units redeemed	—	(4,534,687)	(549,105)	(58,600)	(1,100,420)	(424,021)

Units, end of period	—	—	11,918,462	1,198,374	10,924,556	1,686,180

(h)	Sub-account available in prior year but no activity.
(l)	Terminated as an investment option and funds transferred to Core Strategy Trust on December 9, 2013.

See accompanying notes.

47

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Fundamental Value Trust Series I		Fundamental Value Trust Series II		Global Allocation (i)
	2014 (n)	2013	2014 (n)	2013	2014	2013
Income:
Dividend distributions received	$4,242,730	$3,442,969	$2,972,680	$2,482,894	$15,932	$8,613
Expenses:
Mortality and expense risk and administrative charges	(3,385,677)	(4,022,214)	(2,934,086)	(3,738,168)	(11,199)	(11,338)

Net investment income (loss)	857,053	(579,245)	38,594	(1,255,274)	4,733	(2,725)

Realized gains (losses) on investments:
Capital gain distributions received	59,411,605	—	47,188,829	—	59,255	30,299
Net realized gain (loss)	87,202,276	19,861,051	61,761,371	6,052,208	26,272	8,005

Realized gains (losses)	146,613,881	19,861,051	108,950,200	6,052,208	85,527	38,304

Unrealized appreciation (depreciation) during the period	(132,835,615)	55,686,962	(97,871,408)	59,199,365	(86,565)	62,278

Net increase (decrease) in contract owners’ equity from operations	14,635,319	74,968,768	11,117,386	63,996,299	3,695	97,857

Changes from principal transactions:
Purchase payments	365,135	636,454	592,816	706,450	—	—
Transfers between sub-accounts and the company	(271,282,540)	(9,210,932)	(216,308,328)	(22,676,717)	(46,770)	(849)
Withdrawals	(30,911,226)	(34,191,618)	(30,635,236)	(34,920,457)	(36,642)	(11,133)
Annual contract fee	(340,730)	(437,851)	(673,729)	(906,501)	(1,372)	(1,708)

Net increase (decrease) in contract owners’ equity from principal transactions	(302,169,361)	(43,203,947)	(247,024,477)	(57,797,225)	(84,784)	(13,690)

Total increase (decrease) in contract owners’ equity	(287,534,042)	31,764,821	(235,907,091)	6,199,074	(81,089)	84,167
Contract owners’ equity at beginning of period	287,534,042	255,769,221	235,907,091	229,708,017	847,536	763,369

Contract owners’ equity at end of period	$—	$287,534,042	$—	$235,907,091	$766,447	$847,536

	2014	2013	2014	2013	2014	2013
Units, beginning of period	14,209,009	16,630,578	11,329,193	14,454,456	44,480	45,242
Units issued	97,560	91,761	766,030	1,075,956	738	127
Units redeemed	(14,306,569)	(2,513,330)	(12,095,223)	(4,201,219)	(5,211)	(889)

Units, end of period	—	14,209,009	—	11,329,193	40,007	44,480

(i)	Sub-account that invests in non-affiliated Trust.
(n)	Terminated as an investment option and funds transferred to Fundamental Large Cap Value Trust on November 10, 2014.

See accompanying notes.

48

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Global Bond Trust Series I		Global Bond Trust Series II		Global Diversification Trust Series II
	2014	2013	2014	2013	2014	2013 (l)
Income:
Dividend distributions received	$397,288	$228,655	$830,489	$316,407	$—	$10,636,698
Expenses:
Mortality and expense risk and administrative charges	(658,038)	(784,069)	(1,776,760)	(2,086,000)	—	(10,004,332)

Net investment income (loss)	(260,750)	(555,414)	(946,271)	(1,769,593)	—	632,366

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	162,249,939
Net realized gain (loss)	329,146	77,112	834,518	4,386,267	—	52,267,584

Realized gains (losses)	329,146	77,112	834,518	4,386,267	—	214,517,523

Unrealized appreciation (depreciation) during the period	445,492	(3,528,395)	1,214,303	(12,836,812)	—	(134,332,087)

Net increase (decrease) in contract owners’ equity from operations	513,888	(4,006,697)	1,102,550	(10,220,138)	—	80,817,802

Changes from principal transactions:
Purchase payments	76,249	80,506	207,145	408,823	—	2,269,850
Transfers between sub-accounts and the company	(1,584,192)	(2,695,054)	(4,821,680)	3,532,879	—	(746,951,390)
Withdrawals	(6,176,055)	(6,418,968)	(17,853,774)	(18,136,100)	—	(43,063,234)
Annual contract fee	(62,021)	(82,582)	(414,177)	(491,699)	—	(4,576,148)

Net increase (decrease) in contract owners’ equity from principal transactions	(7,746,019)	(9,116,098)	(22,882,486)	(14,686,097)	—	(792,320,922)

Total increase (decrease) in contract owners’ equity	(7,232,131)	(13,122,795)	(21,779,936)	(24,906,235)	—	(711,503,120)
Contract owners’ equity at beginning of period	47,955,175	61,077,970	123,633,733	148,539,968	—	711,503,120

Contract owners’ equity at end of period	$40,723,044	$47,955,175	$101,853,797	$123,633,733	$—	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,666,852	1,982,554	6,165,469	6,626,234	—	56,688,326
Units issued	64,162	119,005	817,631	1,530,388	—	440,133
Units redeemed	(336,555)	(434,707)	(1,752,547)	(1,991,153)	—	(57,128,459)

Units, end of period	1,394,459	1,666,852	5,230,553	6,165,469	—	—

(l)	Terminated as an investment option and funds transferred to Core Strategy Trust on December 9, 2013.

See accompanying notes.

49

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Global Trust Series I		Global Trust Series II		Health Sciences Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$2,953,878	$2,110,961	$934,845	$345,389	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(1,815,121)	(1,792,512)	(474,411)	(424,591)	(929,775)	(774,552)

Net investment income (loss)	1,138,757	318,449	460,434	(79,202)	(929,775)	(774,552)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	8,044,130	4,427,468
Net realized gain (loss)	9,882,780	8,550,722	1,913,333	34,026	9,675,145	6,785,422

Realized gains (losses)	9,882,780	8,550,722	1,913,333	34,026	17,719,275	11,212,890

Unrealized appreciation (depreciation) during the period	(16,089,231)	28,268,135	(3,630,987)	6,826,721	(870,663)	9,550,761

Net increase (decrease) in contract owners’ equity from operations	(5,067,694)	37,137,306	(1,257,220)	6,781,545	15,918,837	19,989,099

Changes from principal transactions:
Purchase payments	319,548	409,439	119,613	72,125	133,752	211,043
Transfers between sub-accounts and the company	20,840,673	(6,007,130)	30,870,398	737,785	2,127,965	1,971,696
Withdrawals	(17,967,682)	(14,821,406)	(4,922,316)	(4,666,281)	(8,349,889)	(5,813,511)
Annual contract fee	(361,160)	(381,606)	(119,733)	(117,629)	(149,595)	(141,010)

Net increase (decrease) in contract owners’ equity from principal transactions	2,831,379	(20,800,703)	25,947,962	(3,974,000)	(6,237,767)	(3,771,782)

Total increase (decrease) in contract owners’ equity	(2,236,315)	16,336,603	24,690,742	2,807,545	9,681,070	16,217,317
Contract owners’ equity at beginning of period	150,907,267	134,570,664	28,237,380	25,429,835	57,700,803	41,483,486

Contract owners’ equity at end of period	$148,670,952	$150,907,267	$52,928,122	$28,237,380	$67,381,873	$57,700,803

	2014	2013	2014	2013	2014	2013
Units, beginning of period	5,915,224	6,898,283	1,309,021	1,516,248	1,330,993	1,425,169
Units issued	1,072,287	141,075	1,805,066	223,171	229,203	280,891
Units redeemed	(1,003,398)	(1,124,134)	(434,678)	(430,398)	(362,977)	(375,067)

Units, end of period	5,984,113	5,915,224	2,679,409	1,309,021	1,197,219	1,330,993

See accompanying notes.

50

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Health Sciences Trust Series II		High Yield Trust Series I		High Yield Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$—	$—	$5,820,984	$6,426,961	$5,426,171	$6,718,687
Expenses:
Mortality and expense risk and administrative charges	(1,284,792)	(1,115,711)	(1,154,016)	(1,066,426)	(1,499,939)	(1,530,173)

Net investment income (loss)	(1,284,792)	(1,115,711)	4,666,968	5,360,535	3,926,232	5,188,514

Realized gains (losses) on investments:
Capital gain distributions received	10,837,579	6,192,846	—	—	—	—
Net realized gain (loss)	14,274,388	10,640,763	888,708	1,159,210	1,232,902	3,554,681

Realized gains (losses)	25,111,967	16,833,609	888,708	1,159,210	1,232,902	3,554,681

Unrealized appreciation (depreciation) during the period	(2,941,588)	11,459,461	(5,956,349)	(1,957,352)	(6,044,038)	(3,249,778)

Net increase (decrease) in contract owners’ equity from operations	20,885,587	27,177,359	(400,673)	4,562,393	(884,904)	5,493,417

Changes from principal transactions:
Purchase payments	461,635	290,139	282,228	183,668	159,346	285,222
Transfers between sub-accounts and the company	2,654,295	4,239,075	(3,024,838)	50,691,566	(8,376,041)	43,230,718
Withdrawals	(13,550,990)	(10,897,380)	(11,018,749)	(9,383,935)	(15,346,250)	(17,514,036)
Annual contract fee	(258,543)	(246,429)	(412,250)	(276,490)	(320,660)	(325,676)

Net increase (decrease) in contract owners’ equity from principal transactions	(10,693,603)	(6,614,595)	(14,173,609)	41,214,809	(23,883,605)	25,676,228

Total increase (decrease) in contract owners’ equity	10,191,984	20,562,764	(14,574,282)	45,777,202	(24,768,509)	31,169,645
Contract owners’ equity at beginning of period	78,494,812	57,932,048	98,605,409	52,828,207	106,280,030	75,110,385

Contract owners’ equity at end of period	$88,686,796	$78,494,812	$84,031,127	$98,605,409	$81,511,521	$106,280,030

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,794,833	1,937,970	5,681,774	2,306,962	4,539,101	3,305,372
Units issued	482,489	449,196	852,010	4,558,789	1,408,439	3,861,106
Units redeemed	(675,506)	(592,333)	(1,537,927)	(1,183,977)	(2,188,649)	(2,627,377)

Units, end of period	1,601,816	1,794,833	4,995,857	5,681,774	3,758,891	4,539,101

See accompanying notes.

51

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Core Trust Series I		International Core Trust Series II		International Equity Index Trust B Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$898,777	$719,458	$580,463	$515,651	$596,667	$496,754
Expenses:
Mortality and expense risk and administrative charges	(389,419)	(386,109)	(307,456)	(320,968)	(299,973)	(309,068)

Net investment income (loss)	509,358	333,349	273,007	194,683	296,694	187,686

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	547,010	(1,405,508)	1,891,524	(153,770)	522,255	465,990

Realized gains (losses)	547,010	(1,405,508)	1,891,524	(153,770)	522,255	465,990

Unrealized appreciation (depreciation) during the period	(3,073,286)	6,517,106	(3,603,017)	4,049,499	(1,985,653)	1,923,110

Net increase (decrease) in contract owners’ equity from operations	(2,016,918)	5,444,947	(1,438,486)	4,090,412	(1,166,704)	2,576,786

Changes from principal transactions:
Purchase payments	54,350	40,846	116,291	107,846	42,556	115,718
Transfers between sub-accounts and the company	344,086	5,938	(388,820)	421,122	(150,676)	(953,304)
Withdrawals	(2,811,182)	(3,117,022)	(3,376,860)	(2,345,049)	(1,865,307)	(2,016,653)
Annual contract fee	(51,907)	(58,390)	(50,607)	(64,272)	(53,600)	(58,993)

Net increase (decrease) in contract owners’ equity from principal transactions	(2,464,653)	(3,128,628)	(3,699,996)	(1,880,353)	(2,027,027)	(2,913,232)

Total increase (decrease) in contract owners’ equity	(4,481,571)	2,316,319	(5,138,482)	2,210,059	(3,193,731)	(336,446)
Contract owners’ equity at beginning of period	27,638,660	25,322,341	20,858,403	18,648,344	21,396,799	21,733,245

Contract owners’ equity at end of period	$23,157,089	$27,638,660	$15,719,921	$20,858,403	$18,203,068	$21,396,799

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,507,205	1,705,410	1,069,297	1,164,060	1,430,660	1,641,475
Units issued	118,083	131,246	231,014	237,852	84,406	142,335
Units redeemed	(254,535)	(329,451)	(431,059)	(332,615)	(220,891)	(353,150)

Units, end of period	1,370,753	1,507,205	869,252	1,069,297	1,294,175	1,430,660

See accompanying notes.

52

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Equity Index Trust B Series II		International Equity Index Trust B Series NAV		International Growth Stock Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$547,790	$480,854	$471,883	$430,397	$320,013	$192,449
Expenses:
Mortality and expense risk and administrative charges	(320,968)	(350,843)	(260,259)	(287,875)	(303,552)	(296,125)

Net investment income (loss)	226,822	130,011	211,624	142,522	16,461	(103,676)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	863,531	625,467	(737,932)	(1,186,723)	929,231	523,441

Realized gains (losses)	863,531	625,467	(737,932)	(1,186,723)	929,231	523,441

Unrealized appreciation (depreciation) during the period	(2,246,538)	1,916,213	(326,156)	3,251,885	(1,202,026)	2,702,725

Net increase (decrease) in contract owners’ equity from operations	(1,156,185)	2,671,691	(852,464)	2,207,684	(256,334)	3,122,490

Changes from principal transactions:
Purchase payments	110,551	94,830	83,397	89,546	225,700	92,795
Transfers between sub-accounts and the company	(128,144)	(1,585,725)	(159,038)	70,513	611,234	(195,646)
Withdrawals	(3,421,680)	(2,910,256)	(3,171,545)	(3,100,471)	(2,302,058)	(2,826,201)
Annual contract fee	(75,077)	(86,332)	(80,255)	(93,484)	(49,007)	(48,557)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,514,350)	(4,487,483)	(3,327,441)	(3,033,896)	(1,514,131)	(2,977,609)

Total increase (decrease) in contract owners’ equity	(4,670,535)	(1,815,792)	(4,179,905)	(826,212)	(1,770,465)	144,881
Contract owners’ equity at beginning of period	22,765,125	24,580,917	18,356,338	19,182,550	20,531,118	20,386,237

Contract owners’ equity at end of period	$18,094,590	$22,765,125	$14,176,433	$18,356,338	$18,760,653	$20,531,118

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,530,741	1,860,244	1,535,483	1,807,557	1,346,516	1,564,685
Units issued	243,623	310,490	45,294	92,879	314,948	216,218
Units redeemed	(476,192)	(639,993)	(316,977)	(364,953)	(411,602)	(434,387)

Units, end of period	1,298,172	1,530,741	1,263,800	1,535,483	1,249,862	1,346,516

See accompanying notes.

53

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Small Company Trust Series I		International Small Company Trust Series II		International Value Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$416,973	$549,291	$234,344	$349,180	$2,259,666	$1,513,353
Expenses:
Mortality and expense risk and administrative charges	(457,149)	(452,821)	(321,921)	(334,630)	(1,237,352)	(1,295,467)

Net investment income (loss)	(40,176)	96,470	(87,577)	14,550	1,022,314	217,886

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,808,367	1,182,348	1,842,639	1,235,243	(1,271,965)	(4,819,992)

Realized gains (losses)	1,808,367	1,182,348	1,842,639	1,235,243	(1,271,965)	(4,819,992)

Unrealized appreciation (depreciation) during the period	(4,194,432)	5,578,036	(3,363,588)	3,444,311	(11,098,444)	23,876,188

Net increase (decrease) in contract owners’ equity from operations	(2,426,241)	6,856,854	(1,608,526)	4,694,104	(11,348,095)	19,274,082

Changes from principal transactions:
Purchase payments	56,982	47,191	126,059	83,282	239,780	186,565
Transfers between sub-accounts and the company	(650,638)	(1,015,597)	(515,071)	1,348,433	(1,398,266)	(2,197,066)
Withdrawals	(3,254,897)	(2,908,608)	(3,770,161)	(3,493,119)	(10,661,901)	(9,738,411)
Annual contract fee	(74,535)	(74,357)	(64,406)	(68,715)	(168,759)	(187,886)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,923,088)	(3,951,371)	(4,223,579)	(2,130,119)	(11,989,146)	(11,936,798)

Total increase (decrease) in contract owners’ equity	(6,349,329)	2,905,483	(5,832,105)	2,563,985	(23,337,241)	7,337,284
Contract owners’ equity at beginning of period	33,239,132	30,333,649	23,314,301	20,750,316	93,535,082	86,197,798

Contract owners’ equity at end of period	$26,889,803	$33,239,132	$17,482,196	$23,314,301	$70,197,841	$93,535,082

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,854,233	2,106,985	1,320,331	1,455,799	4,246,497	4,864,597
Units issued	109,887	100,946	224,160	289,944	152,612	192,107
Units redeemed	(330,924)	(353,698)	(456,347)	(425,412)	(709,217)	(810,207)

Units, end of period	1,633,196	1,854,233	1,088,144	1,320,331	3,689,892	4,246,497

See accompanying notes.

54

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Value Trust Series II		Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$1,954,804	$1,315,845	$5,019,233	$6,979,948	$2,486,614	$3,544,345
Expenses:
Mortality and expense risk and administrative charges	(1,247,351)	(1,369,079)	(1,872,587)	(2,001,849)	(1,417,875)	(1,592,398)

Net investment income (loss)	707,453	(53,234)	3,146,646	4,978,099	1,068,739	1,951,947

Realized gains (losses) on investments:
Capital gain distributions received	—	—	393,123	3,459,481	205,950	1,866,745
Net realized gain (loss)	2,747,771	(3,613,877)	1,904,744	3,479,000	604,125	2,091,191

Realized gains (losses)	2,747,771	(3,613,877)	2,297,867	6,938,481	810,075	3,957,936

Unrealized appreciation (depreciation) during the period	(14,246,438)	22,222,176	2,137,298	(17,528,831)	1,487,888	(9,652,979)

Net increase (decrease) in contract owners’ equity from operations	(10,791,214)	18,555,065	7,581,811	(5,612,251)	3,366,702	(3,743,096)

Changes from principal transactions:
Purchase payments	298,570	533,585	412,433	506,713	300,922	300,191
Transfers between sub-accounts and the company	(179,602)	(534,725)	118,491	12,669,805	1,813,959	1,735,103
Withdrawals	(13,240,132)	(14,562,845)	(23,298,742)	(18,110,811)	(13,357,448)	(15,654,885)
Annual contract fee	(242,755)	(282,833)	(842,346)	(887,040)	(344,612)	(403,238)

Net increase (decrease) in contract owners’ equity from principal transactions	(13,363,919)	(14,846,818)	(23,610,164)	(5,821,333)	(11,587,179)	(14,022,829)

Total increase (decrease) in contract owners’ equity	(24,155,133)	3,708,247	(16,028,353)	(11,433,584)	(8,220,477)	(17,765,925)
Contract owners’ equity at beginning of period	90,010,076	86,301,829	181,114,210	192,547,794	95,945,529	113,711,454

Contract owners’ equity at end of period	$65,854,943	$90,010,076	$165,085,857	$181,114,210	$87,725,052	$95,945,529

	2014	2013	2014	2013	2014	2013
Units, beginning of period	3,778,188	4,463,282	9,980,414	10,048,782	5,353,529	5,945,106
Units issued	352,520	465,226	286,143	1,285,772	794,606	1,265,306
Units redeemed	(920,844)	(1,150,320)	(1,571,518)	(1,354,140)	(1,326,087)	(1,856,883)

Units, end of period	3,209,864	3,778,188	8,695,039	9,980,414	4,822,048	5,353,529

See accompanying notes.

55

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Aggressive MVP Series I		Lifestyle Aggressive MVP Series II		Lifestyle Aggressive Trust PS Series I
	2014 (b)	2013	2014 (b)	2013	2014 (h)	2013
Income:
Dividend distributions received	$2,371,035	$2,102,350	$3,417,915	$3,336,899	$16,507	$—
Expenses:
Mortality and expense risk and administrative charges	(1,320,258)	(1,249,447)	(2,243,877)	(2,424,268)	(11,219)	—

Net investment income (loss)	1,050,777	852,903	1,174,038	912,631	5,288	—

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	19,812	—
Net realized gain (loss)	3,846,316	1,282,322	5,374,858	603,546	92,704	—

Realized gains (losses)	3,846,316	1,282,322	5,374,858	603,546	112,516	—

Unrealized appreciation (depreciation) during the period	(4,881,973)	16,430,489	(6,657,263)	32,228,145	(18,186)	—

Net increase (decrease) in contract owners’ equity from operations	15,120	18,565,714	(108,367)	33,744,322	99,618	—

Changes from principal transactions:
Purchase payments	509,749	847,146	1,003,254	1,463,809	14,276	—
Transfers between sub-accounts and the company	(3,292,461)	5,911,749	(5,505,979)	(4,428,814)	638,707	—
Withdrawals	(6,848,193)	(7,122,833)	(27,016,854)	(19,290,024)	(11,131)	—
Annual contract fee	(301,053)	(289,378)	(472,099)	(554,834)	(1,325)	—

Net increase (decrease) in contract owners’ equity from principal transactions	(9,931,958)	(653,316)	(31,991,678)	(22,809,863)	640,527	—

Total increase (decrease) in contract owners’ equity	(9,916,838)	17,912,398	(32,100,045)	10,934,459	740,145	—
Contract owners’ equity at beginning of period	92,832,215	74,919,817	159,376,908	148,442,449	—	—

Contract owners’ equity at end of period	$82,915,377	$92,832,215	$127,276,863	$159,376,908	$740,145	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	4,195,022	4,256,656	7,321,364	8,462,791	—	—
Units issued	166,820	600,937	705,417	593,324	144,043	—
Units redeemed	(618,634)	(662,571)	(2,127,082)	(1,734,751)	(88,357)	—

Units, end of period	3,743,208	4,195,022	5,899,699	7,321,364	55,686	—

(b)	Renamed on May 5, 2014. Previously known as Lifestyle Aggressive Trust.
(h)	Sub-account available in prior year but no activity.

See accompanying notes.

56

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Aggressive Trust PS Series II		Lifestyle Balanced MVP Series I		Lifestyle Balanced MVP Series II
	2014	2013 (h)	2014 (c)	2013	2014 (c)	2013
Income:
Dividend distributions received	$78,521	$436	$16,997,615	$18,360,045	$206,622,333	$229,106,085
Expenses:
Mortality and expense risk and administrative charges	(47,770)	(8)	(7,874,431)	(8,355,660)	(124,272,919)	(136,717,958)

Net investment income (loss)	30,751	428	9,123,184	10,004,385	82,349,414	92,388,127

Realized gains (losses) on investments:
Capital gain distributions received	103,267	—	—	—	—	—
Net realized gain (loss)	31,975	—	25,972,275	16,563,752	97,737,282	(4,516,919)

Realized gains (losses)	135,242	—	25,972,275	16,563,752	97,737,282	(4,516,919)

Unrealized appreciation (depreciation) during the period	(15,484)	20	(15,812,094)	45,579,450	29,786,251	839,175,561

Net increase (decrease) in contract owners’ equity from operations	150,509	448	19,283,365	72,147,587	209,872,947	927,046,769

Changes from principal transactions:
Purchase payments	2,750	—	1,487,381	1,942,046	22,314,984	30,769,070
Transfers between sub-accounts and the company	3,893,928	23,057	(25,008,067)	5,602,898	(488,970,792)	(66,112,726)
Withdrawals	(206,476)	—	(73,705,636)	(68,038,221)	(978,445,124)	(878,901,733)
Annual contract fee	(13,623)	—	(2,763,196)	(2,900,000)	(46,417,255)	(51,085,741)

Net increase (decrease) in contract owners’ equity from principal transactions	3,676,579	23,057	(99,989,518)	(63,393,277)	(1,491,518,187)	(965,331,130)

Total increase (decrease) in contract owners’ equity	3,827,088	23,505	(80,706,153)	8,754,310	(1,281,645,240)	(38,284,361)
Contract owners’ equity at beginning of period	23,505	—	672,127,589	663,373,279	8,946,097,565	8,984,381,926

Contract owners’ equity at end of period	$3,850,593	$23,505	$591,421,436	$672,127,589	$7,664,452,325	$8,946,097,565

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,838	—	33,735,026	36,807,051	465,660,116	514,301,137
Units issued	342,908	1,838	616,954	1,780,850	32,253,540	27,163,886
Units redeemed	(53,657)	—	(5,580,091)	(4,852,875)	(104,217,230)	(75,804,907)

Units, end of period	291,089	1,838	28,771,889	33,735,026	393,696,426	465,660,116

(c)	Renamed on May 5, 2014. Previously known as Lifestyle Balanced Trust.
(h)	Sub-account available in prior year but no activity.

See accompanying notes.

57

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Balanced MVP Series NAV		Lifestyle Balanced Trust PS Series I		Lifestyle Balanced Trust PS Series II
	2014 (c)	2013	2014	2013 (a)	2014	2013
Income:
Dividend distributions received	$2,654	$2,326	$291,086	$2,871	$11,917,531	$3,638,817
Expenses:
Mortality and expense risk and administrative charges	(1,076)	(948)	(90,721)	(64)	(5,882,150)	(2,126,024)

Net investment income (loss)	1,578	1,378	200,365	2,807	6,035,381	1,512,793

Realized gains (losses) on investments:
Capital gain distributions received	—	—	127,937	—	6,782,322	4,027,715
Net realized gain (loss)	166	97	36,599	(16)	4,032,771	1,672,348

Realized gains (losses)	166	97	164,536	(16)	10,815,093	5,700,063

Unrealized appreciation (depreciation) during the period	881	7,050	(5,190)	(1,620)	997,281	11,918,134

Net increase (decrease) in contract owners’ equity from operations	2,625	8,525	359,711	1,171	17,847,755	19,130,990

Changes from principal transactions:
Purchase payments	4,456	4,414	27,775	—	3,310,428	1,745,646
Transfers between sub-accounts and the company	—	—	10,811,591	144,109	284,957,189	27,126,101
Withdrawals	—	—	(520,901)	(3,000)	(32,250,810)	(4,968,132)
Annual contract fee	—	—	(37,668)	—	(3,482,974)	(1,982,023)

Net increase (decrease) in contract owners’ equity from principal transactions	4,456	4,414	10,280,797	141,109	252,533,833	21,921,592

Total increase (decrease) in contract owners’ equity	7,081	12,939	10,640,508	142,280	270,381,588	41,052,582
Contract owners’ equity at beginning of period	83,905	70,966	142,280	—	205,650,300	164,597,718

Contract owners’ equity at end of period	$90,986	$83,905	$10,782,788	$142,280	$476,031,888	$205,650,300

	2014	2013	2014	2013	2014	2013
Units, beginning of period	4,893	4,616	11,257	—	13,892,525	12,280,686
Units issued	258	277	879,769	11,499	22,723,235	2,450,453
Units redeemed	—	—	(76,425)	(242)	(4,483,936)	(838,614)

Units, end of period	5,151	4,893	814,601	11,257	32,131,824	13,892,525

(a)	Reflects the period from commencement of operations on December 9, 2013 through December 31, 2013.
(c)	Renamed on May 5, 2014. Previously known as Lifestyle Balanced Trust.

See accompanying notes.

58

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Conservative MVP Series I		Lifestyle Conservative MVP Series II		Lifestyle Conservative Trust PS Series I
	2014 (d)	2013	2014 (d)	2013	2014 (h)	2013
Income:
Dividend distributions received	$4,233,496	$6,093,150	$39,718,644	$60,509,290	$114,742	$—
Expenses:
Mortality and expense risk and administrative charges	(2,062,396)	(2,562,604)	(25,107,446)	(32,566,959)	(28,067)	—

Net investment income (loss)	2,171,100	3,530,546	14,611,198	27,942,331	86,675	—

Realized gains (losses) on investments:
Capital gain distributions received	8,925,964	5,992,850	92,033,861	62,381,138	45,731	—
Net realized gain (loss)	665,636	5,913,364	23,025,960	119,353,362	10,280	—

Realized gains (losses)	9,591,600	11,906,214	115,059,821	181,734,500	56,011	—

Unrealized appreciation (depreciation) during the period	(5,682,712)	(10,480,163)	(74,442,442)	(166,104,387)	(79,910)	—

Net increase (decrease) in contract owners’ equity from operations	6,079,988	4,956,597	55,228,577	43,572,444	62,776	—

Changes from principal transactions:
Purchase payments	202,613	337,997	2,449,856	6,214,303	2,145	—
Transfers between sub-accounts and the company	(5,200,810)	(34,959,130)	(121,519,062)	(351,496,843)	5,114,067	—
Withdrawals	(24,329,079)	(20,979,804)	(243,350,281)	(252,000,635)	(1,255,836)	—
Annual contract fee	(626,092)	(789,389)	(10,067,164)	(12,772,945)	(1,949)	—

Net increase (decrease) in contract owners’ equity from principal transactions	(29,953,368)	(56,390,326)	(372,486,651)	(610,056,120)	3,858,427	—

Total increase (decrease) in contract owners’ equity	(23,873,380)	(51,433,729)	(317,258,074)	(566,483,676)	3,921,203	—
Contract owners’ equity at beginning of period	174,331,332	225,765,061	1,825,239,709	2,391,723,385	—	—

Contract owners’ equity at end of period	$150,457,952	$174,331,332	$1,507,981,635	$1,825,239,709	$3,921,203	$—

	2014	2013	2014	2013	2014	2013
Units, beginning of period	8,614,622	11,374,734	100,412,908	133,397,942	—	—
Units issued	642,306	832,262	12,277,078	8,542,023	510,961	—
Units redeemed	(2,016,629)	(3,592,374)	(31,298,234)	(41,527,057)	(210,458)	—

Units, end of period	7,240,299	8,614,622	81,391,752	100,412,908	300,503	—

(d)	Renamed on May 5, 2014. Previously known as Lifestyle Conservative Trust.
(h)	Sub-account available in prior year but no activity.

See accompanying notes.

59

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Conservative Trust PS Series II		Lifestyle Growth MVP Series I		Lifestyle Growth MVP Series II
	2014	2013	2014 (e)	2013	2014 (e)	2013
Income:
Dividend distributions received	$2,479,955	$1,021,731	$16,905,117	$15,982,594	$286,401,704	$281,704,800
Expenses:
Mortality and expense risk and administrative charges	(1,143,752)	(669,762)	(7,651,524)	(7,795,455)	(176,572,425)	(188,999,504)

Net investment income (loss)	1,336,203	351,969	9,253,593	8,187,139	109,829,279	92,705,296

Realized gains (losses) on investments:
Capital gain distributions received	1,134,597	548,708	—	—	—	—
Net realized gain (loss)	1,112,300	1,062,088	32,278,672	15,634,765	206,720,292	13,970,832

Realized gains (losses)	2,246,897	1,610,796	32,278,672	15,634,765	206,720,292	13,970,832

Unrealized appreciation (depreciation) during the period	(728,123)	(786,280)	(34,894,864)	83,410,738	(240,311,343)	1,879,743,678

Net increase (decrease) in contract owners’ equity from operations	2,854,977	1,176,485	6,637,401	107,232,642	76,238,228	1,986,419,806

Changes from principal transactions:
Purchase payments	711,798	673,970	3,283,132	3,459,839	40,778,984	46,935,665
Transfers between sub-accounts and the company	53,286,205	(7,648,993)	(20,914,642)	14,554,094	(868,961,921)	254,886,742
Withdrawals	(11,275,541)	(2,388,334)	(72,077,441)	(55,659,833)	(1,355,100,660)	(1,078,403,722)
Annual contract fee	(738,530)	(541,073)	(3,209,540)	(3,250,175)	(68,512,476)	(74,006,475)

Net increase (decrease) in contract owners’ equity from principal transactions	41,983,932	(9,904,430)	(92,918,491)	(40,896,075)	(2,251,796,073)	(850,587,790)

Total increase (decrease) in contract owners’ equity	44,838,909	(8,727,945)	(86,281,090)	66,336,567	(2,175,557,845)	1,135,832,016
Contract owners’ equity at beginning of period	45,903,529	54,631,474	683,479,694	617,143,127	12,998,168,659	11,862,336,643

Contract owners’ equity at end of period	$90,742,438	$45,903,529	$597,198,604	$683,479,694	$10,822,610,814	$12,998,168,659

	2014	2013	2014	2013	2014	2013
Units, beginning of period	3,377,566	4,108,791	35,064,127	37,057,992	666,340,790	708,897,028
Units issued	5,894,004	403,848	1,272,587	2,221,476	59,546,943	48,415,876
Units redeemed	(2,696,048)	(1,135,073)	(5,985,898)	(4,215,341)	(170,640,819)	(90,972,114)

Units, end of period	6,575,522	3,377,566	30,350,816	35,064,127	555,246,914	666,340,790

(e)	Renamed on May 5, 2014. Previously known as Lifestyle Growth Trust.

See accompanying notes.

60

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Growth MVP Series NAV		Lifestyle Growth Trust PS Series I		Lifestyle Growth Trust PS Series II
	2014 (e)	2013	2014	2013 (a)	2014	2013
Income:
Dividend distributions received	$19,757	$16,178	$544,834	$35,180	$30,200,217	$3,490,788
Expenses:
Mortality and expense risk and administrative charges	(8,285)	(7,535)	(190,621)	(1,372)	(15,058,616)	(2,350,533)

Net investment income (loss)	11,472	8,643	354,213	33,808	15,141,601	1,140,255

Realized gains (losses) on investments:
Capital gain distributions received	—	—	233,099	—	13,252,732	5,859,201
Net realized gain (loss)	1,490	855	111,134	13	7,379,789	1,357,215

Realized gains (losses)	1,490	855	344,233	13	20,632,521	7,216,416

Unrealized appreciation (depreciation) during the period	(5,755)	93,961	121,124	26,103	11,502,376	22,749,167

Net increase (decrease) in contract owners’ equity from operations	7,207	103,459	819,570	59,924	47,276,498	31,105,838

Changes from principal transactions:
Purchase payments	—	—	218,276	200	5,169,251	3,617,125
Transfers between sub-accounts and the company	—	—	19,669,607	2,382,962	1,032,865,160	89,866,147
Withdrawals	—	—	(1,730,963)	—	(81,336,975)	(3,706,481)
Annual contract fee	—	—	(99,321)	(1,657)	(7,497,463)	(1,957,020)

Net increase (decrease) in contract owners’ equity from principal transactions	—	—	18,057,599	2,381,505	949,199,973	87,819,771

Total increase (decrease) in contract owners’ equity	7,207	103,459	18,877,169	2,441,429	996,476,471	118,925,609
Contract owners’ equity at beginning of period	679,563	576,104	2,441,429	—	283,825,987	164,900,378

Contract owners’ equity at end of period	$686,770	$679,563	$21,318,598	$2,441,429	$1,280,302,458	$283,825,987

	2014	2013	2014	2013	2014	2013
Units, beginning of period	36,483	36,483	191,976	—	18,545,220	12,312,492
Units issued	—	—	1,640,155	191,976	76,137,704	6,668,219
Units redeemed	—	—	(235,191)	—	(8,898,061)	(435,491)

Units, end of period	36,483	36,483	1,596,940	191,976	85,784,863	18,545,220

(a)	Reflects the period from commencement of operations on December 9, 2013 through December 31, 2013.
(e)	Renamed on May 5, 2014. Previously known as Lifestyle Growth Trust.

See accompanying notes.

61

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Moderate MVP Series I		Lifestyle Moderate MVP Series II		Lifestyle Moderate Trust PS Series I
	2014 (f)	2013	2014 (f)	2013	2014	2013 (a)
Income:
Dividend distributions received	$6,335,538	$7,108,550	$64,738,338	$74,269,400	$98,100	$1,938
Expenses:
Mortality and expense risk and administrative charges	(2,941,886)	(3,108,723)	(38,439,029)	(42,660,215)	(28,773)	(49)

Net investment income (loss)	3,393,652	3,999,827	26,299,309	31,609,185	69,327	1,889

Realized gains (losses) on investments:
Capital gain distributions received	10,916,498	—	119,251,690	—	55,444	—
Net realized gain (loss)	11,020,562	9,409,098	118,009,978	31,693,835	11,317	—

Realized gains (losses)	21,937,060	9,409,098	237,261,668	31,693,835	66,761	—

Unrealized appreciation (depreciation) during the period	(16,803,329)	7,562,718	(182,498,875)	162,291,470	(38,590)	(770)

Net increase (decrease) in contract owners’ equity from operations	8,527,383	20,971,643	81,062,102	225,594,490	97,498	1,119

Changes from principal transactions:
Purchase payments	453,781	408,108	8,162,878	10,494,182	25,103	—
Transfers between sub-accounts and the company	(8,945,300)	(971,399)	(119,128,749)	(49,879,771)	3,589,584	89,926
Withdrawals	(26,193,500)	(22,749,097)	(299,071,130)	(273,657,586)	(274,641)	—
Annual contract fee	(949,170)	(1,000,264)	(15,130,736)	(16,662,562)	(8,866)	—

Net increase (decrease) in contract owners’ equity from principal transactions	(35,634,189)	(24,312,652)	(425,167,737)	(329,705,737)	3,331,180	89,926

Total increase (decrease) in contract owners’ equity	(27,106,806)	(3,341,009)	(344,105,635)	(104,111,247)	3,428,678	91,045
Contract owners’ equity at beginning of period	246,754,362	250,095,371	2,739,141,372	2,843,252,619	91,045	—

Contract owners’ equity at end of period	$219,647,556	$246,754,362	$2,395,035,737	$2,739,141,372	$3,519,723	$91,045

	2014	2013	2014	2013	2014	2013
Units, beginning of period	11,895,950	13,079,532	145,237,611	162,047,959	7,228	—
Units issued	601,909	1,060,539	14,176,505	12,286,570	293,280	7,228
Units redeemed	(2,239,759)	(2,244,121)	(34,796,600)	(29,096,918)	(33,321)	—

Units, end of period	10,258,100	11,895,950	124,617,516	145,237,611	267,187	7,228

(a)	Reflects the period from commencement of operations on December 9, 2013 through December 31, 2013.
(f)	Renamed on May 5, 2014. Previously known as Lifestyle Moderate Trust.

See accompanying notes.

62

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Moderate Trust PS Series II		Mid Cap Index Trust Series I		Mid Cap Index Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$4,121,080	$1,644,303	$313,429	$355,167	$476,998	$577,563
Expenses:
Mortality and expense risk and administrative charges	(1,923,384)	(1,005,515)	(497,913)	(511,776)	(1,014,642)	(1,086,545)

Net investment income (loss)	2,197,696	638,788	(184,484)	(156,609)	(537,644)	(508,982)

Realized gains (losses) on investments:
Capital gain distributions received	3,099,379	1,459,156	1,888,384	1,763,002	3,673,600	3,524,991
Net realized gain (loss)	1,782,446	1,314,480	2,755,052	2,795,765	5,428,171	3,991,983

Realized gains (losses)	4,881,825	2,773,636	4,643,436	4,558,767	9,101,771	7,516,974

Unrealized appreciation (depreciation) during the period	(1,257,679)	3,404,245	(2,062,366)	4,636,804	(4,099,312)	11,291,143

Net increase (decrease) in contract owners’ equity from operations	5,821,842	6,816,669	2,396,586	9,038,962	4,464,815	18,299,135

Changes from principal transactions:
Purchase payments	845,376	814,892	172,148	133,736	283,494	232,038
Transfers between sub-accounts and the company	80,291,139	2,104,122	(1,244,861)	127,745	(2,500,471)	71,928
Withdrawals	(11,220,907)	(2,598,890)	(4,791,880)	(3,774,810)	(11,194,029)	(12,053,886)
Annual contract fee	(1,278,985)	(903,812)	(75,686)	(82,405)	(235,333)	(269,892)

Net increase (decrease) in contract owners’ equity from principal transactions	68,636,623	(583,688)	(5,940,279)	(3,595,734)	(13,646,339)	(12,019,812)

Total increase (decrease) in contract owners’ equity	74,458,465	6,232,981	(3,543,693)	5,443,228	(9,181,524)	6,279,323
Contract owners’ equity at beginning of period	85,029,414	78,796,433	35,849,568	30,406,340	70,021,695	63,742,372

Contract owners’ equity at end of period	$159,487,879	$85,029,414	$32,305,875	$35,849,568	$60,840,171	$70,021,695

	2014	2013	2014	2013	2014	2013
Units, beginning of period	5,852,060	5,876,875	1,159,515	1,288,200	2,501,068	2,956,341
Units issued	6,823,724	814,256	51,706	161,423	143,337	375,862
Units redeemed	(1,787,524)	(839,071)	(241,631)	(290,108)	(613,871)	(831,135)

Units, end of period	10,888,260	5,852,060	969,590	1,159,515	2,030,534	2,501,068

See accompanying notes.

63

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series II		Mid Value Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$163,194	$57,427	$—	$—	$455,957	$650,973
Expenses:
Mortality and expense risk and administrative charges	(2,204,578)	(2,222,561)	(1,485,803)	(1,584,346)	(938,111)	(957,310)

Net investment income (loss)	(2,041,384)	(2,165,134)	(1,485,803)	(1,584,346)	(482,154)	(306,337)

Realized gains (losses) on investments:
Capital gain distributions received	29,166,118	2,870,631	17,280,478	1,794,546	5,927,103	4,261,809
Net realized gain (loss)	11,735,822	7,918,453	11,478,006	12,419,912	6,524,202	5,969,802

Realized gains (losses)	40,901,940	10,789,084	28,758,484	14,214,458	12,451,305	10,231,611

Unrealized appreciation (depreciation) during the period	(28,866,751)	39,626,030	(21,984,204)	16,368,967	(6,443,704)	6,881,735

Net increase (decrease) in contract owners’ equity from operations	9,993,805	48,249,980	5,288,477	28,999,079	5,525,447	16,807,009

Changes from principal transactions:
Purchase payments	429,404	568,362	408,561	325,082	129,690	195,938
Transfers between sub-accounts and the company	(8,697,534)	(9,363,518)	(10,505,077)	326,344	(2,561,925)	(1,798,678)
Withdrawals	(19,518,156)	(17,397,322)	(14,213,253)	(18,854,262)	(8,690,031)	(8,127,284)
Annual contract fee	(547,860)	(585,803)	(287,553)	(332,510)	(171,189)	(195,330)

Net increase (decrease) in contract owners’ equity from principal transactions	(28,334,146)	(26,778,281)	(24,597,322)	(18,535,346)	(11,293,455)	(9,925,354)

Total increase (decrease) in contract owners’ equity	(18,340,341)	21,471,699	(19,308,845)	10,463,733	(5,768,008)	6,881,655
Contract owners’ equity at beginning of period	171,939,094	150,467,395	104,324,081	93,860,348	67,445,115	60,563,460

Contract owners’ equity at end of period	$153,598,753	$171,939,094	$85,015,236	$104,324,081	$61,677,107	$67,445,115

	2014	2013	2014	2013	2014	2013
Units, beginning of period	7,278,047	8,616,280	3,527,594	4,243,643	2,708,394	3,149,507
Units issued	143,396	271,225	360,564	738,075	63,308	135,584
Units redeemed	(1,296,917)	(1,609,458)	(1,153,532)	(1,454,124)	(498,523)	(576,697)

Units, end of period	6,124,526	7,278,047	2,734,626	3,527,594	2,273,179	2,708,394

See accompanying notes.

64

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Mid Value Trust Series II		Money Market Trust B Series NAV		Money Market Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$358,203	$597,034	$—	$1,984	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(1,144,974)	(1,208,924)	(212,267)	(302,087)	(1,119,550)	(1,596,212)

Net investment income (loss)	(786,771)	(611,890)	(212,267)	(300,103)	(1,119,550)	(1,596,212)

Realized gains (losses) on investments:
Capital gain distributions received	6,482,342	4,829,005	211	854	1,950	6,762
Net realized gain (loss)	8,595,448	7,917,633	—	—	—	—

Realized gains (losses)	15,077,790	12,746,638	211	854	1,950	6,762

Unrealized appreciation (depreciation) during the period	(8,503,574)	6,683,911	(1)	—	1	(1)

Net increase (decrease) in contract owners’ equity from operations	5,787,445	18,818,659	(212,057)	(299,249)	(1,117,599)	(1,589,451)

Changes from principal transactions:
Purchase payments	214,210	197,549	1,110,657	285,977	1,408,406	2,268,274
Transfers between sub-accounts and the company	(2,849,168)	(424,591)	(2,473,268)	(1,590,850)	(14,151,177)	(14,888,341)
Withdrawals	(12,177,930)	(12,634,139)	(1,987,058)	(6,785,419)	(9,296,257)	(28,376,904)
Annual contract fee	(229,790)	(260,513)	(82,852)	(126,127)	(279,109)	(382,154)

Net increase (decrease) in contract owners’ equity from principal transactions	(15,042,678)	(13,121,694)	(3,432,521)	(8,216,419)	(22,318,137)	(41,379,125)

Total increase (decrease) in contract owners’ equity	(9,255,233)	5,696,965	(3,644,578)	(8,515,668)	(23,435,736)	(42,968,576)
Contract owners’ equity at beginning of period	75,225,710	69,528,745	16,054,633	24,570,301	90,661,555	133,630,131

Contract owners’ equity at end of period	$65,970,477	$75,225,710	$12,410,055	$16,054,633	$67,225,819	$90,661,555

	2014	2013	2014	2013	2014	2013
Units, beginning of period	3,115,651	3,713,246	1,341,520	2,022,211	6,090,758	8,933,742
Units issued	88,998	228,871	91,683	496,475	115,562	1,589,750
Units redeemed	(688,993)	(826,466)	(380,483)	(1,177,166)	(1,661,975)	(4,432,734)

Units, end of period	2,515,656	3,115,651	1,052,720	1,341,520	4,544,345	6,090,758

See accompanying notes.

65

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Money Market Trust Series II		Mutual Shares Trust Series I		Natural Resources Trust Series II
	2014	2013	2014	2013	2014 (o)	2013
Income:
Dividend distributions received	$—	$—	$6,606,653	$2,907,393	$736,221	$275,148
Expenses:
Mortality and expense risk and administrative charges	(5,224,069)	(7,926,379)	(1,898,537)	(1,916,235)	(890,705)	(1,221,881)

Net investment income (loss)	(5,224,069)	(7,926,379)	4,708,116	991,158	(154,484)	(946,733)

Realized gains (losses) on investments:
Capital gain distributions received	8,687	30,374	3,708,126	—	—	—
Net realized gain (loss)	—	—	17,869,487	17,053,902	(11,301,864)	1,097,455

Realized gains (losses)	8,687	30,374	21,577,613	17,053,902	(11,301,864)	1,097,455

Unrealized appreciation (depreciation) during the period	(1)	(2)	(13,082,994)	33,078,170	6,284,442	846,418

Net increase (decrease) in contract owners’ equity from operations	(5,215,383)	(7,896,007)	13,202,735	51,123,230	(5,171,906)	997,140

Changes from principal transactions:
Purchase payments	1,316,957	3,201,206	678,225	799,843	305,733	326,235
Transfers between sub-accounts and the company	(64,414,943)	(66,205,528)	(3,648,025)	(15,846,575)	(56,356,385)	(8,985,058)
Withdrawals	(41,038,455)	(176,118,372)	(28,050,104)	(18,106,004)	(9,194,542)	(10,410,478)
Annual contract fee	(2,411,002)	(3,417,064)	(1,319,704)	(1,363,885)	(170,909)	(255,268)

Net increase (decrease) in contract owners’ equity from principal transactions	(106,547,443)	(242,539,758)	(32,339,608)	(34,516,621)	(65,416,103)	(19,324,569)

Total increase (decrease) in contract owners’ equity	(111,762,826)	(250,435,765)	(19,136,873)	16,606,609	(70,588,009)	(18,327,429)
Contract owners’ equity at beginning of period	403,055,243	653,491,008	218,630,410	202,023,801	70,588,009	88,915,438

Contract owners’ equity at end of period	$291,292,417	$403,055,243	$199,493,537	$218,630,410	$—	$70,588,009

	2014	2013	2014	2013	2014	2013
Units, beginning of period	33,503,471	53,585,072	13,262,506	15,585,766	2,344,230	3,042,088
Units issued	1,614,726	8,684,730	162,641	47,646	310,110	291,646
Units redeemed	(10,537,405)	(28,766,331)	(2,037,243)	(2,370,906)	(2,654,340)	(989,504)

Units, end of period	24,580,792	33,503,471	11,387,904	13,262,506	—	2,344,230

(o)	Terminated as an investment option and funds transferred to Global Trust on November 10, 2014.

See accompanying notes.

66

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	PIMCO All Asset (i)		Real Estate Securities Trust Series I		Real Estate Securities Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$1,130,767	$1,287,967	$736,997	$797,129	$761,565	$892,609
Expenses:
Mortality and expense risk and administrative charges	(378,823)	(492,475)	(681,567)	(676,215)	(857,197)	(914,142)

Net investment income (loss)	751,944	795,492	55,430	120,914	(95,632)	(21,533)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(46,331)	402,721	4,720,327	3,774,688	7,679,448	8,065,680

Realized gains (losses)	(46,331)	402,721	4,720,327	3,774,688	7,679,448	8,065,680

Unrealized appreciation (depreciation) during the period	(898,411)	(1,797,397)	6,852,751	(4,268,017)	6,308,520	(8,563,067)

Net increase (decrease) in contract owners’ equity from operations	(192,798)	(599,184)	11,628,508	(372,415)	13,892,336	(518,920)

Changes from principal transactions:
Purchase payments	91,918	63,851	107,032	119,351	263,965	304,734
Transfers between sub-accounts and the company	(2,681,823)	(1,743,119)	2,687,655	(653,402)	4,111,438	(1,513,065)
Withdrawals	(4,187,405)	(3,957,718)	(4,571,723)	(5,325,279)	(10,110,331)	(10,421,615)
Annual contract fee	(59,377)	(74,981)	(88,182)	(98,722)	(160,037)	(191,901)

Net increase (decrease) in contract owners’ equity from principal transactions	(6,836,687)	(5,711,967)	(1,865,218)	(5,958,052)	(5,894,965)	(11,821,847)

Total increase (decrease) in contract owners’ equity	(7,029,485)	(6,311,151)	9,763,290	(6,330,467)	7,997,371	(12,340,767)
Contract owners’ equity at beginning of period	28,264,076	34,575,227	39,699,358	46,029,825	49,640,809	61,981,576

Contract owners’ equity at end of period	$21,234,591	$28,264,076	$49,462,648	$39,699,358	$57,638,180	$49,640,809

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,471,881	1,771,903	1,089,885	1,243,285	1,753,770	2,118,042
Units issued	111,784	262,539	163,260	94,901	515,523	314,903
Units redeemed	(465,334)	(562,561)	(208,401)	(248,301)	(694,396)	(679,175)

Units, end of period	1,118,331	1,471,881	1,044,744	1,089,885	1,574,897	1,753,770

(i)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

67

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Real Return Bond Trust Series II		Science & Technology Trust Series I		Science & Technology Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$1,002,783	$1,155,477	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(579,667)	(817,890)	(1,377,027)	(1,246,923)	(649,891)	(596,360)

Net investment income (loss)	423,116	337,587	(1,377,027)	(1,246,923)	(649,891)	(596,360)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,894,217	—	1,295,669	—
Net realized gain (loss)	(79,357)	943,245	10,633,995	7,469,773	5,148,123	4,162,128

Realized gains (losses)	(79,357)	943,245	13,528,212	7,469,773	6,443,792	4,162,128

Unrealized appreciation (depreciation) during the period	863,861	(7,311,015)	(2,229,609)	23,467,202	(1,598,096)	9,578,156

Net increase (decrease) in contract owners’ equity from operations	1,207,620	(6,030,183)	9,921,576	29,690,052	4,195,805	13,143,924

Changes from principal transactions:
Purchase payments	77,896	162,316	220,965	528,823	287,112	163,558
Transfers between sub-accounts and the company	(1,791,033)	(9,977,506)	(4,238,222)	(3,601,928)	685,134	1,333,615
Withdrawals	(6,551,975)	(8,459,291)	(9,641,774)	(8,844,788)	(6,304,646)	(6,544,001)
Annual contract fee	(84,405)	(128,683)	(235,426)	(238,860)	(133,653)	(131,505)

Net increase (decrease) in contract owners’ equity from principal transactions	(8,349,517)	(18,403,164)	(13,894,457)	(12,156,753)	(5,466,053)	(5,178,333)

Total increase (decrease) in contract owners’ equity	(7,141,897)	(24,433,347)	(3,972,881)	17,533,299	(1,270,248)	7,965,591
Contract owners’ equity at beginning of period	40,384,383	64,817,730	96,525,725	78,992,426	43,353,957	35,388,366

Contract owners’ equity at end of period	$33,242,486	$40,384,383	$92,552,844	$96,525,725	$42,083,709	$43,353,957

	2014	2013	2014	2013	2014	2013
Units, beginning of period	2,358,052	3,373,308	4,874,381	5,715,094	1,840,624	2,110,737
Units issued	217,589	277,234	233,048	297,805	362,880	366,254
Units redeemed	(690,906)	(1,292,490)	(928,965)	(1,138,518)	(588,523)	(636,367)

Units, end of period	1,884,735	2,358,052	4,178,464	4,874,381	1,614,981	1,840,624

See accompanying notes.

68

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Short Term Government Income Trust Series I		Short Term Government Income Trust Series II		Small Cap Growth Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$846,496	$1,019,062	$656,235	$887,513	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(646,213)	(831,683)	(605,974)	(800,099)	(5,725)	(5,610)

Net investment income (loss)	200,283	187,379	50,261	87,414	(5,725)	(5,610)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	90,785	28,836
Net realized gain (loss)	(549,392)	(392,607)	(703,634)	(675,981)	18,511	29,073

Realized gains (losses)	(549,392)	(392,607)	(703,634)	(675,981)	109,296	57,909

Unrealized appreciation (depreciation) during the period	208,950	(1,140,590)	428,594	(740,596)	(63,071)	168,170

Net increase (decrease) in contract owners’ equity from operations	(140,159)	(1,345,818)	(224,779)	(1,329,163)	40,500	220,469

Changes from principal transactions:
Purchase payments	1,120,588	798,275	70,551	281,979	—	—
Transfers between sub-accounts and the company	(2,502,050)	158,124	5,833,065	865,838	82,683	7,822
Withdrawals	(7,246,831)	(7,366,240)	(14,297,073)	(11,090,017)	(69,566)	(133,439)
Annual contract fee	(88,922)	(123,624)	(110,737)	(150,346)	(217)	(288)

Net increase (decrease) in contract owners’ equity from principal transactions	(8,717,215)	(6,533,465)	(8,504,194)	(10,092,546)	12,900	(125,905)

Total increase (decrease) in contract owners’ equity	(8,857,374)	(7,879,283)	(8,728,973)	(11,421,709)	53,400	94,564
Contract owners’ equity at beginning of period	47,590,266	55,469,549	42,409,155	53,830,864	628,533	533,969

Contract owners’ equity at end of period	$38,732,892	$47,590,266	$33,680,182	$42,409,155	$681,933	$628,533

	2014	2013	2014	2013	2014	2013
Units, beginning of period	3,808,179	4,333,120	3,449,202	4,261,970	30,889	37,455
Units issued	808,024	1,426,272	1,108,038	1,554,340	5,314	2,125
Units redeemed	(1,508,192)	(1,951,213)	(1,803,426)	(2,367,108)	(4,778)	(8,691)

Units, end of period	3,108,011	3,808,179	2,753,814	3,449,202	31,425	30,889

See accompanying notes.

69

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Growth Trust Series II		Small Cap Index Trust Series I		Small Cap Index Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$—	$—	$133,319	$213,668	$321,426	$634,114
Expenses:
Mortality and expense risk and administrative charges	(555,173)	(534,707)	(226,580)	(225,619)	(758,967)	(860,457)

Net investment income (loss)	(555,173)	(534,707)	(93,261)	(11,951)	(437,541)	(226,343)

Realized gains (losses) on investments:
Capital gain distributions received	5,551,798	1,635,341	890,796	1,035,565	2,808,639	3,564,356
Net realized gain (loss)	2,676,291	1,440,433	875,853	410,465	1,722,592	(651,178)

Realized gains (losses)	8,228,089	3,075,774	1,766,649	1,446,030	4,531,231	2,913,178

Unrealized appreciation (depreciation) during the period	(5,963,558)	9,373,524	(1,268,567)	3,127,050	(3,081,795)	13,911,703

Net increase (decrease) in contract owners’ equity from operations	1,709,358	11,914,591	404,821	4,561,129	1,011,895	16,598,538

Changes from principal transactions:
Purchase payments	187,326	276,489	34,479	65,874	202,819	250,124
Transfers between sub-accounts and the company	(7,606,068)	5,819,807	(432,673)	202,339	(861,015)	(3,453,051)
Withdrawals	(4,827,440)	(4,263,972)	(1,644,286)	(1,537,002)	(9,617,719)	(11,048,799)
Annual contract fee	(88,128)	(91,049)	(40,057)	(42,665)	(199,617)	(235,972)

Net increase (decrease) in contract owners’ equity from principal transactions	(12,334,310)	1,741,275	(2,082,537)	(1,311,454)	(10,475,532)	(14,487,698)

Total increase (decrease) in contract owners’ equity	(10,624,952)	13,655,866	(1,677,716)	3,249,675	(9,463,637)	2,110,840
Contract owners’ equity at beginning of period	41,882,903	28,227,037	16,350,239	13,100,564	54,104,792	51,993,952

Contract owners’ equity at end of period	$31,257,951	$41,882,903	$14,672,523	$16,350,239	$44,641,155	$54,104,792

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,580,005	1,509,189	637,715	698,433	2,055,624	2,690,873
Units issued	320,936	753,999	40,628	67,936	77,998	107,495
Units redeemed	(771,555)	(683,183)	(122,823)	(128,654)	(488,406)	(742,744)

Units, end of period	1,129,386	1,580,005	555,520	637,715	1,645,216	2,055,624

See accompanying notes.

70

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series II		Small Cap Value Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$24,896	$158,798	$—	$134,101	$4,600	$3,465
Expenses:
Mortality and expense risk and administrative charges	(788,703)	(432,590)	(689,050)	(476,640)	(6,684)	(6,412)

Net investment income (loss)	(763,807)	(273,792)	(689,050)	(342,539)	(2,084)	(2,947)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	80,404	34,246
Net realized gain (loss)	6,603,775	2,564,946	5,251,506	3,666,424	26,195	54,190

Realized gains (losses)	6,603,775	2,564,946	5,251,506	3,666,424	106,599	88,436

Unrealized appreciation (depreciation) during the period	(5,654,457)	7,035,457	(4,502,682)	6,301,156	(60,550)	100,143

Net increase (decrease) in contract owners’ equity from operations	185,511	9,326,611	59,774	9,625,041	43,965	185,632

Changes from principal transactions:
Purchase payments	105,666	58,568	306,942	157,944	—	—
Transfers between sub-accounts and the company	(5,188,837)	32,027,737	(3,858,234)	18,772,873	43,627	41,983
Withdrawals	(7,021,818)	(3,047,028)	(6,467,722)	(4,449,540)	(56,239)	(119,883)
Annual contract fee	(121,970)	(68,659)	(148,399)	(106,964)	(250)	(342)

Net increase (decrease) in contract owners’ equity from principal transactions	(12,226,959)	28,970,618	(10,167,413)	14,374,313	(12,862)	(78,242)

Total increase (decrease) in contract owners’ equity	(12,041,448)	38,297,229	(10,107,639)	23,999,354	31,103	107,390
Contract owners’ equity at beginning of period	61,924,219	23,626,990	49,563,054	25,563,700	712,106	604,716

Contract owners’ equity at end of period	$49,882,771	$61,924,219	$39,455,415	$49,563,054	$743,209	$712,106

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,890,642	999,229	1,607,757	1,160,781	30,222	33,931
Units issued	46,128	1,108,724	173,705	816,473	1,971	2,188
Units redeemed	(429,270)	(217,311)	(508,909)	(369,497)	(2,474)	(5,897)

Units, end of period	1,507,500	1,890,642	1,272,553	1,607,757	29,719	30,222

See accompanying notes.

71

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Value Trust Series II		Small Company Value Trust Series I		Small Company Value Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$163,288	$159,939	$16,035	$969,371	$—	$986,283
Expenses:
Mortality and expense risk and administrative charges	(601,156)	(628,722)	(827,999)	(908,310)	(873,863)	(1,009,069)

Net investment income (loss)	(437,868)	(468,783)	(811,964)	61,061	(873,863)	(22,786)

Realized gains (losses) on investments:
Capital gain distributions received	4,487,426	2,226,118	1,178,226	—	1,174,332	—
Net realized gain (loss)	4,099,253	3,965,780	4,525,045	2,342,635	4,383,348	4,418,132

Realized gains (losses)	8,586,679	6,191,898	5,703,271	2,342,635	5,557,680	4,418,132

Unrealized appreciation (depreciation) during the period	(6,251,656)	5,205,014	(5,839,237)	13,256,375	(5,814,273)	11,911,592

Net increase (decrease) in contract owners’ equity from operations	1,897,155	10,928,129	(947,930)	15,660,071	(1,130,456)	16,306,938

Changes from principal transactions:
Purchase payments	110,959	80,080	218,470	415,589	239,161	310,631
Transfers between sub-accounts and the company	(1,330,050)	2,747,348	(4,004,756)	(2,787,253)	(1,604,614)	(3,250,185)
Withdrawals	(6,118,243)	(5,485,401)	(6,492,955)	(7,645,826)	(9,545,209)	(11,662,601)
Annual contract fee	(96,363)	(99,293)	(115,310)	(139,792)	(164,089)	(204,385)

Net increase (decrease) in contract owners’ equity from principal transactions	(7,433,697)	(2,757,266)	(10,394,551)	(10,157,282)	(11,074,751)	(14,806,540)

Total increase (decrease) in contract owners’ equity	(5,536,542)	8,170,863	(11,342,481)	5,502,789	(12,205,207)	1,500,398
Contract owners’ equity at beginning of period	44,414,360	36,243,497	62,666,546	57,163,757	63,340,850	61,840,452

Contract owners’ equity at end of period	$38,877,818	$44,414,360	$51,324,065	$62,666,546	$51,135,643	$63,340,850

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,702,861	1,813,559	1,744,585	2,066,168	2,184,072	2,734,378
Units issued	429,523	424,809	44,149	89,229	137,654	162,435
Units redeemed	(693,482)	(535,507)	(340,696)	(410,812)	(519,130)	(712,741)

Units, end of period	1,438,902	1,702,861	1,448,038	1,744,585	1,802,596	2,184,072

See accompanying notes.

72

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Smaller Company Growth Trust Series I		Smaller Company Growth Trust Series II		Strategic Income Opportunities Trust Series I
	2014	2013 (q)	2014	2013 (q)	2014	2013
Income:
Dividend distributions received	$—	$—	$—	$—	$2,108,540	$2,934,425
Expenses:
Mortality and expense risk and administrative charges	—	(409,117)	—	(254,149)	(735,126)	(822,598)

Net investment income (loss)	—	(409,117)	—	(254,149)	1,373,414	2,111,827

Realized gains (losses) on investments:
Capital gain distributions received	—	2,034,259	—	1,162,445	—	—
Net realized gain (loss)	—	11,332,580	—	5,728,859	(849,078)	(984,339)

Realized gains (losses)	—	13,366,839	—	6,891,304	(849,078)	(984,339)

Unrealized appreciation (depreciation) during the period	—	(4,546,851)	—	(2,040,522)	1,204,894	149,595

Net increase (decrease) in contract owners’ equity from operations	—	8,410,871	—	4,596,633	1,729,230	1,277,083

Changes from principal transactions:
Purchase payments	—	84,298	—	64,078	115,438	199,039
Transfers between sub-accounts and the company	—	(32,516,858)	—	(16,549,381)	(622,847)	(440,396)
Withdrawals	—	(2,653,554)	—	(3,096,007)	(5,529,569)	(7,068,534)
Annual contract fee	—	(78,740)	—	(63,263)	(66,961)	(77,978)

Net increase (decrease) in contract owners’ equity from principal transactions	—	(35,164,854)	—	(19,644,573)	(6,103,939)	(7,387,869)

Total increase (decrease) in contract owners’ equity	—	(26,753,983)	—	(15,047,940)	(4,374,709)	(6,110,786)
Contract owners’ equity at beginning of period	—	26,753,983	—	15,047,940	51,408,628	57,519,414

Contract owners’ equity at end of period	$—	$—	$—	$—	$47,033,919	$51,408,628

	2014	2013	2014	2013	2014	2013
Units, beginning of period	—	1,576,139	—	896,853	2,443,294	2,794,996
Units issued	—	119,528	—	256,304	125,787	236,392
Units redeemed	—	(1,695,667)	—	(1,153,157)	(410,086)	(588,094)

Units, end of period	—	—	—	—	2,158,995	2,443,294

(q)	Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on December 9, 2013.

See accompanying notes.

73

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Strategic Income Opportunities Trust Series II		Total Bond Market Trust B Series II		Total Bond Market Trust B Series NAV
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$2,105,054	$3,061,337	$1,964,652	$2,559,976	$4,123,260	$4,526,886
Expenses:
Mortality and expense risk and administrative charges	(855,190)	(969,265)	(1,003,215)	(1,540,550)	(1,180,966)	(1,170,554)

Net investment income (loss)	1,249,864	2,092,072	961,437	1,019,426	2,942,294	3,356,332

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,309,511)	(1,424,202)	(2,116,401)	(2,252,902)	(862,571)	(342,009)

Realized gains (losses)	(1,309,511)	(1,424,202)	(2,116,401)	(2,252,902)	(862,571)	(342,009)

Unrealized appreciation (depreciation) during the period	1,784,717	539,369	3,961,076	(3,393,180)	4,509,159	(7,399,712)

Net increase (decrease) in contract owners’ equity from operations	1,725,070	1,207,239	2,806,112	(4,626,656)	6,588,882	(4,385,389)

Changes from principal transactions:
Purchase payments	206,956	157,133	238,213	545,002	370,286	468,283
Transfers between sub-accounts and the company	(3,468)	3,095,101	1,419,850	(42,876,955)	2,523,054	15,431,292
Withdrawals	(9,590,697)	(11,165,056)	(16,391,772)	(15,522,068)	(16,984,419)	(8,854,029)
Annual contract fee	(143,954)	(172,216)	(467,830)	(701,645)	(1,134,511)	(1,159,002)

Net increase (decrease) in contract owners’ equity from principal transactions	(9,531,163)	(8,085,038)	(15,201,539)	(58,555,666)	(15,225,590)	5,886,544

Total increase (decrease) in contract owners’ equity	(7,806,093)	(6,877,799)	(12,395,427)	(63,182,322)	(8,636,708)	1,501,155
Contract owners’ equity at beginning of period	56,410,215	63,288,014	75,349,690	138,532,012	134,025,350	132,524,195

Contract owners’ equity at end of period	$48,604,122	$56,410,215	$62,954,263	$75,349,690	$125,388,642	$134,025,350

	2014	2013	2014	2013	2014	2013
Units, beginning of period	2,797,996	3,197,994	6,318,672	11,123,949	11,116,677	10,628,736
Units issued	313,418	476,334	3,362,194	2,251,174	443,307	1,444,927
Units redeemed	(760,818)	(876,332)	(4,619,562)	(7,056,451)	(1,664,162)	(956,986)

Units, end of period	2,350,596	2,797,996	5,061,304	6,318,672	9,895,822	11,116,677

See accompanying notes.

74

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Total Return Trust Series I		Total Return Trust Series II		Total Stock Market Index Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$4,156,105	$4,456,454	$4,622,166	$5,489,731	$188,899	$187,138
Expenses:
Mortality and expense risk and administrative charges	(1,905,382)	(2,303,809)	(2,481,738)	(3,326,062)	(235,365)	(204,105)

Net investment income (loss)	2,250,723	2,152,645	2,140,428	2,163,669	(46,466)	(16,967)

Realized gains (losses) on investments:
Capital gain distributions received	—	3,273,733	—	4,325,024	240,255	182,630
Net realized gain (loss)	(568,753)	2,521,445	(2,202,652)	915,239	760,885	636,988

Realized gains (losses)	(568,753)	5,795,178	(2,202,652)	5,240,263	1,001,140	819,618

Unrealized appreciation (depreciation) during the period	2,386,722	(13,534,500)	4,615,092	(15,687,227)	530,078	2,803,651

Net increase (decrease) in contract owners’ equity from operations	4,068,692	(5,586,677)	4,552,868	(8,283,295)	1,484,752	3,606,302

Changes from principal transactions:
Purchase payments	380,460	486,647	1,209,809	950,876	20,851	62,815
Transfers between sub-accounts and the company	(2,315,992)	(13,740,033)	(14,785,997)	(32,526,458)	2,447,844	276,659
Withdrawals	(16,154,710)	(19,421,747)	(25,558,975)	(35,278,019)	(1,403,810)	(884,962)
Annual contract fee	(240,241)	(339,310)	(367,491)	(536,880)	(27,339)	(25,126)

Net increase (decrease) in contract owners’ equity from principal transactions	(18,330,483)	(33,014,443)	(39,502,654)	(67,390,481)	1,037,546	(570,614)

Total increase (decrease) in contract owners’ equity	(14,261,791)	(38,601,120)	(34,949,786)	(75,673,776)	2,522,298	3,035,688
Contract owners’ equity at beginning of period	134,679,853	173,280,973	173,637,056	249,310,832	14,852,985	11,817,297

Contract owners’ equity at end of period	$120,418,062	$134,679,853	$138,687,270	$173,637,056	$17,375,283	$14,852,985

	2014	2013	2014	2013	2014	2013
Units, beginning of period	6,065,486	7,523,775	9,212,786	12,616,856	834,815	874,568
Units issued	456,445	443,797	808,390	1,237,356	152,966	108,966
Units redeemed	(1,262,248)	(1,902,086)	(2,770,929)	(4,641,426)	(99,531)	(148,719)

Units, end of period	5,259,683	6,065,486	7,250,247	9,212,786	888,250	834,815

See accompanying notes.

75

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Total Stock Market Index Trust Series II		U.S. Equity Trust Series I		U.S. Equity Trust Series II
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$337,975	$415,376	$1,532,759	$1,757,069	$90,304	$108,659
Expenses:
Mortality and expense risk and administrative charges	(556,303)	(562,739)	(1,569,524)	(1,573,159)	(116,465)	(124,104)

Net investment income (loss)	(218,328)	(147,363)	(36,765)	183,910	(26,161)	(15,445)

Realized gains (losses) on investments:
Capital gain distributions received	530,821	471,306	—	—	—	—
Net realized gain (loss)	2,604,626	1,090,724	4,472,227	2,512,664	489,960	384,750

Realized gains (losses)	3,135,447	1,562,030	4,472,227	2,512,664	489,960	384,750

Unrealized appreciation (depreciation) during the period	176,480	8,083,767	5,425,016	22,889,672	163,908	1,400,177

Net increase (decrease) in contract owners’ equity from operations	3,093,599	9,498,434	9,860,478	25,586,246	627,707	1,769,482

Changes from principal transactions:
Purchase payments	182,657	207,230	256,058	404,258	19,976	80,749
Transfers between sub-accounts and the company	2,343,727	(60,068)	(2,904,341)	(3,157,366)	(299,711)	155,603
Withdrawals	(6,941,579)	(6,105,072)	(12,768,576)	(12,650,561)	(1,120,606)	(1,424,177)
Annual contract fee	(140,398)	(161,719)	(138,033)	(165,203)	(29,593)	(44,323)

Net increase (decrease) in contract owners’ equity from principal transactions	(4,555,593)	(6,119,629)	(15,554,892)	(15,568,872)	(1,429,934)	(1,232,148)

Total increase (decrease) in contract owners’ equity	(1,461,994)	3,378,805	(5,694,414)	10,017,374	(802,227)	537,334
Contract owners’ equity at beginning of period	36,728,104	33,349,299	113,144,895	103,127,521	7,839,672	7,302,338

Contract owners’ equity at end of period	$35,266,110	$36,728,104	$107,450,481	$113,144,895	$7,037,445	$7,839,672

	2014	2013	2014	2013	2014	2013
Units, beginning of period	1,603,910	1,905,301	7,022,288	8,093,529	490,229	575,607
Units issued	177,338	121,854	48,842	62,388	26,071	84,534
Units redeemed	(374,085)	(423,245)	(978,281)	(1,133,629)	(112,568)	(169,912)

Units, end of period	1,407,163	1,603,910	6,092,849	7,022,288	403,732	490,229

See accompanying notes.

76

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series II		Utilities Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$139,603	$135,325	$2,768,446	$1,877,507	$610,488	$388,887
Expenses:
Mortality and expense risk and administrative charges	(88,503)	(68,907)	(3,147,896)	(2,411,628)	(313,024)	(305,466)

Net investment income (loss)	51,100	66,418	(379,450)	(534,121)	297,464	83,421

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	751,545	—
Net realized gain (loss)	(154,480)	(95,113)	(2,517,619)	(2,119,670)	2,327,794	1,625,460

Realized gains (losses)	(154,480)	(95,113)	(2,517,619)	(2,119,670)	3,079,339	1,625,460

Unrealized appreciation (depreciation) during the period	13,644	(34,476)	(956,934)	(129,326)	(1,194,542)	1,709,242

Net increase (decrease) in contract owners’ equity from operations	(89,736)	(63,171)	(3,854,003)	(2,783,117)	2,182,261	3,418,123

Changes from principal transactions:
Purchase payments	6,232	7,150	3,140,916	4,101,070	28,602	60,304
Transfers between sub-accounts and the company	21,325,116	12,143,074	294,385,030	222,885,691	1,389,807	(219,333)
Withdrawals	(22,186,752)	(9,394,628)	(278,364,844)	(155,522,046)	(3,182,936)	(2,750,713)
Annual contract fee	(93,172)	(98,418)	(1,339,344)	(1,039,266)	(44,213)	(52,424)

Net increase (decrease) in contract owners’ equity from principal transactions	(948,576)	2,657,178	17,821,758	70,425,449	(1,808,740)	(2,962,166)

Total increase (decrease) in contract owners’ equity	(1,038,312)	2,594,007	13,967,755	67,642,332	373,521	455,957
Contract owners’ equity at beginning of period	9,848,649	7,254,642	187,845,018	120,202,686	19,525,852	19,069,895

Contract owners’ equity at end of period	$8,810,337	$9,848,649	$201,812,773	$187,845,018	$19,899,373	$19,525,852

	2014	2013	2014	2013	2014	2013
Units, beginning of period	805,526	588,127	15,827,427	9,950,153	706,148	820,409
Units issued	2,318,907	1,807,106	34,824,080	27,446,773	141,569	101,608
Units redeemed	(2,396,848)	(1,589,707)	(33,364,033)	(21,569,499)	(198,033)	(215,869)

Units, end of period	727,585	805,526	17,287,474	15,827,427	649,684	706,148

See accompanying notes.

77

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Utilities Trust Series II		Value Opportunities (i)		Value Trust Series I
	2014	2013	2014	2013	2014	2013
Income:
Dividend distributions received	$553,403	$362,608	$2,387	$14,998	$417,935	$759,038
Expenses:
Mortality and expense risk and administrative charges	(328,496)	(342,756)	(60,824)	(60,486)	(1,221,696)	(1,257,585)

Net investment income (loss)	224,907	19,852	(58,437)	(45,488)	(803,761)	(498,547)

Realized gains (losses) on investments:
Capital gain distributions received	740,595	—	247,625	—	8,723,715	—
Net realized gain (loss)	2,550,532	2,626,757	233,103	12,613	9,382,082	7,973,573

Realized gains (losses)	3,291,127	2,626,757	480,728	12,613	18,105,797	7,973,573

Unrealized appreciation (depreciation) during the period	(1,407,580)	960,321	(291,633)	1,388,131	(9,735,228)	20,367,620

Net increase (decrease) in contract owners’ equity from operations	2,108,454	3,606,930	130,658	1,355,256	7,566,808	27,842,646

Changes from principal transactions:
Purchase payments	51,915	154,352	12,680	3,180	184,646	347,674
Transfers between sub-accounts and the company	539,252	(424,855)	(197,114)	(220,391)	(4,910,472)	(5,573,983)
Withdrawals	(3,915,186)	(3,838,710)	(556,463)	(367,663)	(13,712,599)	(10,907,768)
Annual contract fee	(63,614)	(68,494)	(13,423)	(14,155)	(270,683)	(297,334)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,387,633)	(4,177,707)	(754,320)	(599,029)	(18,709,108)	(16,431,411)

Total increase (decrease) in contract owners’ equity	(1,279,179)	(570,777)	(623,662)	756,227	(11,142,300)	11,411,235
Contract owners’ equity at beginning of period	20,042,630	20,613,407	4,387,200	3,630,973	99,907,065	88,495,830

Contract owners’ equity at end of period	$18,763,451	$20,042,630	$3,763,538	$4,387,200	$88,764,765	$99,907,065

	2014	2013	2014	2013	2014	2013
Units, beginning of period	494,159	599,810	83,852	98,881	3,190,504	3,840,703
Units issued	77,378	82,226	464	44	66,436	155,689
Units redeemed	(152,849)	(187,877)	(11,847)	(15,073)	(630,193)	(805,888)

Units, end of period	418,688	494,159	72,469	83,852	2,626,747	3,190,504

(i)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

78

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Value Trust Series II
	2014	2013
Income:
Dividend distributions received	$76,011	$184,622
Expenses:
Mortality and expense risk and administrative charges	(460,951)	(465,285)

Net investment income (loss)	(384,940)	(280,663)

Realized gains (losses) on investments:
Capital gain distributions received	2,791,905	—
Net realized gain (loss)	4,132,582	3,810,444

Realized gains (losses)	6,924,487	3,810,444

Unrealized appreciation (depreciation) during the period	(4,312,579)	4,854,027

Net increase (decrease) in contract owners’ equity from operations	2,226,968	8,383,808

Changes from principal transactions:
Purchase payments	92,430	63,170
Transfers between sub-accounts and the company	(1,573,926)	841,334
Withdrawals	(4,126,169)	(4,001,898)
Annual contract fee	(80,880)	(87,646)

Net increase (decrease) in contract owners’ equity from principal transactions	(5,688,545)	(3,185,040)

Total increase (decrease) in contract owners’ equity	(3,461,577)	5,198,768
Contract owners’ equity at beginning of period	31,852,918	26,654,150

Contract owners’ equity at end of period	$28,391,341	$31,852,918

	2014	2013
Units, beginning of period	1,099,312	1,216,021
Units issued	162,610	233,180
Units redeemed	(342,357)	(349,889)

Units, end of period	919,565	1,099,312

See accompanying notes.

79

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements

December 31, 2014

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Account consists of 126 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 5 sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 4 classes of units to fund Contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Financial Services Trust Series I	Financial Industries Trust Series I	11/10/2014
Financial Services Trust Series II	Financial Industries Trust Series II	11/10/2014
Lifestyle Aggressive Trust Series I	Lifestyle Aggressive MVP Series I	5/5/2014
Lifestyle Aggressive Trust Series II	Lifestyle Aggressive MVP Series II	5/5/2014
Lifestyle Balanced Trust Series I	Lifestyle Balanced MVP Series I	5/5/2014
Lifestyle Balanced Trust Series II	Lifestyle Balanced MVP Series II	5/5/2014
Lifestyle Balanced Trust Series NAV	Lifestyle Balanced MVP Series NAV	5/5/2014
Lifestyle Conservative Trust Series I	Lifestyle Conservative MVP Series I	5/5/2014
Lifestyle Conservative Trust Series II	Lifestyle Conservative MVP Series II	5/5/2014
Lifestyle Growth Trust Series I	Lifestyle Growth MVP Series I	5/5/2014
Lifestyle Growth Trust Series II	Lifestyle Growth MVP Series II	5/5/2014
Lifestyle Growth Trust Series NAV	Lifestyle Growth MVP Series NAV	5/5/2014
Lifestyle Moderate Trust Series I	Lifestyle Moderate MVP Series I	5/5/2014
Lifestyle Moderate Trust Series II	Lifestyle Moderate MVP Series II	5/5/2014

Sub-accounts closed in 2014 are as follows:

80

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

1.	Organization — (continued):

Sub-accounts Closed	Effective Date
Bond PS Series II	11/10/2014
Fundamental Value Trust Series I	11/10/2014
Fundamental Value Trust Series II	11/10/2014
Natural Resources Trust Series II	11/10/2014

81

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Net Assets in Payout (Annuitization) Period

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using statutory accounting using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3% to 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2014.

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the prior fiscal years remain open subject to examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB Accounting Standard Codification establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2014, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

82

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC or other broker-dealers having distribution agreements with John Hancock Distributors LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

83

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

5.	Fair Value Measurements

Accounting Standards Codification 820 (“ASC 820”) “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2014. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2014:

Mutual Funds
Level 1	$42,169,608,982
Level 2	—
Level 3	—

$42,169,608,982

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2014.

84

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2014 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund B Series I	$8,502,913	$14,926,920
500 Index Fund B Series II	8,126,977	9,273,208
500 Index Fund B Series NAV	9,338,797	47,144,491
Active Bond Trust Series I	5,562,853	8,113,478
Active Bond Trust Series II	14,438,198	53,899,468
All Cap Core Trust Series I	831,536	7,652,328
All Cap Core Trust Series II	869,523	3,022,122
American Asset Allocation Trust Series I	6,769,751	23,485,305
American Asset Allocation Trust Series II	23,696,337	167,997,883
American Asset Allocation Trust Series III	4,120,107	27,320,028
American Global Growth Trust Series II	7,720,688	37,414,908
American Global Growth Trust Series III	1,794,220	6,344,255
American Growth Trust Series II	14,850,716	165,341,774
American Growth Trust Series III	2,631,464	20,499,520
American Growth-Income Trust Series I	5,363,454	28,148,524
American Growth-Income Trust Series II	7,962,325	155,333,478
American Growth-Income Trust Series III	3,911,108	52,283,794
American International Trust Series II	29,575,583	91,686,871
American International Trust Series III	4,025,542	7,514,877
American New World Trust Series II	11,683,861	17,007,278
American New World Trust Series III	172,705	269,387
Basic Value Focus (a)	909,258	1,083,882
Blue Chip Growth Trust Series I	17,633,196	52,220,607
Blue Chip Growth Trust Series II	17,865,591	38,724,041
Bond PS Series II (b)	4,457,660	4,687,949
Bond Trust Series I	10,802,243	39,219,747
Bond Trust Series II	25,552,656	103,597,720
Capital Appreciation Trust Series I	22,236,551	28,825,183
Capital Appreciation Trust Series II	14,841,475	17,882,573
Capital Appreciation Value Trust Series II	46,756,906	42,679,023
Core Bond Trust Series II	3,977,410	4,963,945
Core Strategy Trust Series I	9,409,481	20,536,551
Core Strategy Trust Series II	165,644,469	412,489,258
Core Strategy Trust Series NAV	230,690	3,171,881
DWS Equity 500 Index (a)	1,733,988	3,435,428
Equity-Income Trust Series I	30,021,713	44,709,550
Equity-Income Trust Series II	23,183,774	37,888,377
Financial Industries Trust Series I	920,058	2,770,933
Financial Industries Trust Series II	2,147,573	7,181,890
Franklin Templeton Founding Allocation Trust Series I	1,687,429	8,672,929
Franklin Templeton Founding Allocation Trust Series II	37,496,296	165,427,270
Fundamental All Cap Core Trust Series II	2,514,266	15,707,512
Fundamental Large Cap Value Trust Series I	266,905,381	12,624,338
Fundamental Large Cap Value Trust Series II	217,621,375	23,217,030
Fundamental Value Trust Series I (c)	65,101,312	307,002,016
Fundamental Value Trust Series II (c)	52,226,566	252,023,620
Global Allocation (a)	89,314	110,109
Global Bond Trust Series I	2,108,696	10,115,465
Global Bond Trust Series II	5,188,756	29,017,511

85

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account — (continued)
Global Trust Series I	$30,214,160	$26,244,023
Global Trust Series II	35,664,294	9,255,899
Health Sciences Trust Series I	19,148,543	18,271,957
Health Sciences Trust Series II	29,354,751	30,495,565
High Yield Trust Series I	23,799,925	33,306,564
High Yield Trust Series II	23,644,420	43,601,794
International Core Trust Series I	3,026,718	4,982,012
International Core Trust Series II	3,781,008	7,207,997
International Equity Index Trust B Series I	1,839,410	3,569,746
International Equity Index Trust B Series II	3,842,855	7,130,383
International Equity Index Trust B Series NAV	969,418	4,085,236
International Growth Stock Trust Series II	3,900,451	5,398,120
International Small Company Trust Series I	2,361,566	6,324,830
International Small Company Trust Series II	2,839,839	7,150,995
International Value Trust Series I	5,268,861	16,235,693
International Value Trust Series II	6,386,824	19,043,290
Investment Quality Bond Trust Series I	12,201,185	32,271,578
Investment Quality Bond Trust Series II	9,257,724	19,570,214
Lifestyle Aggressive MVP Series I	6,111,411	14,992,592
Lifestyle Aggressive MVP Series II	8,044,748	38,862,387
Lifestyle Aggressive Trust PS Series I	1,831,801	1,166,173
Lifestyle Aggressive Trust PS Series II	4,562,282	751,685
Lifestyle Balanced MVP Series I	29,378,022	120,244,355
Lifestyle Balanced MVP Series II	235,926,820	1,645,095,590
Lifestyle Balanced MVP Series NAV	7,110	1,076
Lifestyle Balanced Trust PS Series I	11,696,592	1,087,495
Lifestyle Balanced Trust PS Series II	321,601,533	56,249,997
Lifestyle Conservative MVP Series I	25,419,099	44,275,404
Lifestyle Conservative MVP Series II	259,154,157	524,995,747
Lifestyle Conservative Trust PS Series I	6,748,675	2,757,841
Lifestyle Conservative Trust PS Series II	78,394,083	33,939,348
Lifestyle Growth MVP Series I	41,163,261	124,828,158
Lifestyle Growth MVP Series II	422,039,968	2,564,006,761
Lifestyle Growth MVP Series NAV	19,757	8,284
Lifestyle Growth Trust PS Series I	21,892,911	3,247,999
Lifestyle Growth Trust PS Series II	1,072,002,253	94,407,946
Lifestyle Moderate MVP Series I	29,934,666	51,258,705
Lifestyle Moderate MVP Series II	279,236,176	558,852,912
Lifestyle Moderate Trust PS Series I	3,918,060	462,109
Lifestyle Moderate Trust PS Series II	98,451,943	24,518,243
Mid Cap Index Trust Series I	3,827,527	8,063,906
Mid Cap Index Trust Series II	6,767,191	17,277,573
Mid Cap Stock Trust Series I	32,635,369	33,844,779
Mid Cap Stock Trust Series II	23,148,926	31,951,572
Mid Value Trust Series I	7,960,910	13,809,413
Mid Value Trust Series II	8,964,046	18,311,151
Money Market Trust B Series NAV	1,088,499	4,733,076
Money Market Trust Series I	1,794,312	25,230,048
Money Market Trust Series II	1,305,492	113,068,319
Mutual Shares Trust Series I	13,057,482	36,980,847
Natural Resources Trust Series II (d)	7,773,446	73,344,030
PIMCO All Asset (a)	3,300,552	9,385,296

86

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account — (continued)
Real Estate Securities Trust Series I	$7,584,529	$9,394,318
Real Estate Securities Trust Series II	13,128,305	19,118,900
Real Return Bond Trust Series II	4,804,000	12,730,403
Science & Technology Trust Series I	7,484,996	19,862,262
Science & Technology Trust Series II	9,018,494	13,838,768
Short Term Government Income Trust Series I	10,835,558	19,352,489
Short Term Government Income Trust Series II	13,179,138	21,633,070
Small Cap Growth Trust Series I	201,738	103,781
Small Cap Growth Trust Series II	12,717,089	20,054,774
Small Cap Index Trust Series I	2,018,119	3,303,122
Small Cap Index Trust Series II	5,172,255	13,276,690
Small Cap Opportunities Trust Series I	1,474,830	14,465,595
Small Cap Opportunities Trust Series II	3,994,126	14,850,589
Small Cap Value Trust Series I	131,277	65,817
Small Cap Value Trust Series II	12,599,505	15,983,645
Small Company Value Trust Series I	2,671,055	12,699,343
Small Company Value Trust Series II	2,534,048	13,308,330
Strategic Income Opportunities Trust Series I	4,753,697	9,484,220
Strategic Income Opportunities Trust Series II	6,828,401	15,109,699
Total Bond Market Trust B Series II	39,308,039	53,548,140
Total Bond Market Trust B Series NAV	9,549,727	21,833,023
Total Return Trust Series I	14,235,591	30,315,353
Total Return Trust Series II	10,619,903	47,982,127
Total Stock Market Index Trust Series I	3,271,052	2,039,715
Total Stock Market Index Trust Series II	5,067,935	9,311,033
U.S. Equity Trust Series I	2,287,454	17,879,111
U.S. Equity Trust Series II	531,871	1,987,966
Ultra Short Term Bond Trust Series I	28,365,109	29,262,585
Ultra Short Term Bond Trust Series II	382,861,372	365,419,062
Utilities Trust Series I	5,535,237	6,294,970
Utilities Trust Series II	4,582,752	7,004,884
Value Opportunities (a)	268,822	833,953
Value Trust Series I	11,188,876	21,978,031
Value Trust Series II	5,142,613	8,424,192

(a)	Sub-account that invests in non-affiliated Trust.

(b)	Terminated as an investment option and funds transferred to Bond Trust on November 10, 2014.

(c)	Terminated as an investment option and funds transferred to Fundamental Large Cap Value Trust on November 10, 2014.

(d)	Terminated as an investment option and funds transferred to Global Trust on November 10, 2014.

87

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund B Series I	2014	2,793	$18.76 to $18.18	$51,298	1.90% to 0.45%	1.48%	12.82% to 11.20%
	2013	3,220	16.63 to 16.35	52,973	1.90 to 0.45	1.81	31.43 to 29.54
	2012	3,285	12.65 to 12.62	41,546	1.90 to 0.45	3.62	1.22 to 0.98

500 Index Fund B Series II	2014	2,469	18.69 to 18.05	44,963	2.05 to 0.45	1.37	12.65 to 10.86
	2013	2,575	16.59 to 16.28	42,129	2.05 to 0.45	1.53	31.10 to 29.02
	2012	3,010	12.65 to 12.62	38,016	2.05 to 0.45	2.63	1.22 to 0.96

500 Index Fund B Series NAV	2014	12,772	18.64 to 17.01	235,562	2.05 to 0.80	1.55	12.52 to 11.13
	2013	15,238	16.57 to 15.31	250,125	2.05 to 0.80	1.77	29.35 to 25.36
	2012	17,844	12.65 to 11.83	223,963	2.05 to 0.80	2.09	13.44 to 1.20
	2011	4,147	10.75 to 10.43	44,281	2.05 to 1.40	1.71	0.45 to -0.20
	2010	4,740	10.71 to 10.45	50,459	2.05 to 1.40	1.71	13.26 to 12.53

Active Bond Trust Series I	2014	2,024	20.87 to 18.14	38,345	1.90 to 0.45	3.66	6.33 to 4.80
	2013	2,205	19.63 to 17.31	39,729	1.90 to 0.45	5.46	-0.21 to -1.64
	2012	2,611	19.67 to 17.59	47,609	1.90 to 0.45	3.93	9.21 to 7.63
	2011	3,128	18.01 to 16.35	52,724	1.90 to 0.45	5.04	5.33 to 3.82
	2010	3,775	17.10 to 15.75	61,016	1.90 to 0.45	7.10	13.34 to 11.71

Active Bond Trust Series II	2014	10,252	20.48 to 17.54	187,365	2.05 to 0.45	3.31	6.11 to 4.43
	2013	12,635	19.30 to 16.80	220,187	2.05 to 0.45	5.40	-0.40 to -1.98
	2012	13,607	19.38 to 17.14	240,885	2.05 to 0.45	3.76	8.98 to 7.25
	2011	15,698	17.78 to 15.98	258,088	2.05 to 0.45	4.62	5.22 to 3.56
	2010	19,948	16.90 to 15.43	315,368	2.05 to 0.45	6.91	13.20 to 11.40

All Cap Core Trust Series I	2014	1,689	21.99 to 20.30	43,007	1.90 to 0.45	0.93	9.15 to 7.58
	2013	1,966	20.14 to 18.87	46,248	1.90 to 0.45	1.23	33.72 to 31.80
	2012	2,321	15.06 to 14.32	40,948	1.90 to 0.45	1.10	16.04 to 14.36
	2011	2,644	12.98 to 12.52	40,581	1.90 to 0.45	0.96	-0.04 to -1.48
	2010	3,183	12.99 to 12.70	49,057	1.90 to 0.45	1.02	12.53 to 10.91

All Cap Core Trust Series II	2014	223	29.14 to 26.85	5,517	2.05 to 0.45	0.73	8.97 to 7.24
	2013	311	26.74 to 25.04	7,210	2.05 to 0.45	1.00	33.44 to 31.33
	2012	390	20.04 to 19.06	6,861	2.05 to 0.45	0.91	15.85 to 14.00
	2011	434	17.30 to 16.72	6,662	2.05 to 0.45	0.79	-0.31 to -1.89
	2010	501	17.35 to 17.04	7,783	2.05 to 0.45	0.79	12.31 to 10.53

American Asset Allocation Trust Series I	2014	7,721	17.93 to 16.04	128,606	1.90 to 0.45	1.44	4.57 to 3.07
	2013	8,752	17.15 to 15.57	140,673	1.90 to 0.45	1.04	22.74 to 20.98
	2012	9,905	13.97 to 12.87	130,969	1.90 to 0.45	1.49	15.24 to 13.57
	2011	11,512	12.12 to 11.33	133,210	1.90 to 0.45	1.39	0.46 to -0.98
	2010	13,637	12.07 to 11.44	158,613	1.90 to 0.45	1.53	11.55 to 9.95

American Asset Allocation Trust Series II	2014	74,549	17.78 to 15.72	1,220,137	2.05 to 0.45	1.31	4.42 to 2.76
	2013	83,070	17.03 to 15.30	1,320,706	2.05 to 0.45	0.91	22.58 to 20.63
	2012	91,998	13.89 to 12.68	1,205,239	2.05 to 0.45	1.39	14.97 to 13.14
	2011	102,406	12.08 to 11.21	1,178,706	2.05 to 0.45	1.29	0.40 to -1.19
	2010	113,271	12.03 to 11.35	1,311,937	2.05 to 0.45	1.44	11.40 to 9.63

American Asset Allocation Trust Series III	2014	8,313	18.83 to 17.89	155,631	1.55 to 0.80	1.73	4.56 to 3.78
	2013	9,650	18.01 to 17.23	172,982	1.55 to 0.80	1.38	21.89 to 18.85
	2012	10,675	14.67 to 14.14	155,962	1.55 to 0.80	1.89	15.23 to 14.36
	2011	11,486	12.73 to 12.36	145,763	1.55 to 0.80	1.82	0.47 to -0.28
	2010	12,112	12.67 to 12.40	153,108	1.55 to 0.80	1.96	11.64 to 10.81

American Global Growth Trust Series II	2014	11,451	17.98 to 15.90	187,957	2.05 to 0.45	0.63	1.36 to -0.25
	2013	13,049	17.73 to 15.94	215,498	2.05 to 0.45	0.78	27.85 to 25.82
	2012	11,741	13.87 to 12.67	153,231	2.05 to 0.45	0.33	21.45 to 19.51
	2011	13,481	11.42 to 10.60	146,410	2.05 to 0.45	0.73	-9.81 to -11.24
	2010	15,211	12.66 to 11.94	185,112	2.05 to 0.45	0.92	10.68 to 8.92

American Global Growth Trust Series III	2014	1,928	18.67 to 17.73	35,706	1.55 to 0.80	1.09	1.50 to 0.74
	2013	2,179	18.40 to 17.60	39,832	1.55 to 0.80	1.59	27.13 to 25.28
	2012	280	14.36 to 13.84	3,989	1.55 to 0.80	0.80	21.51 to 20.59
	2011	293	11.82 to 11.48	3,433	1.55 to 0.80	1.35	-9.64 to -10.32
	2010	254	13.08 to 12.80	3,306	1.55 to 0.80	1.59	10.91 to 10.08

American Growth Trust Series II	2014	26,775	33.00 to 27.38	700,997	2.05 to 0.45	0.64	7.48 to 5.77
	2013	32,226	30.71 to 25.89	799,945	2.05 to 0.45	0.37	28.90 to 26.85
	2012	40,001	23.82 to 20.41	785,486	2.05 to 0.45	0.25	16.70 to 14.84
	2011	47,556	20.41 to 17.77	813,415	2.05 to 0.45	0.08	-5.22 to -6.72
	2010	54,531	21.54 to 19.05	1,000,428	2.05 to 0.45	0.19	17.61 to 15.74

American Growth Trust Series III	2014	5,690	18.76 to 17.82	105,950	1.55 to 0.80	1.10	7.61 to 6.81
	2013	6,694	17.43 to 16.68	116,006	1.55 to 0.80	0.84	28.07 to 25.57
	2012	7,849	13.51 to 13.02	105,547	1.55 to 0.80	0.74	16.94 to 16.06
	2011	8,503	11.55 to 11.22	97,874	1.55 to 0.80	0.64	-5.06 to -5.76
	2010	7,318	12.17 to 11.91	88,815	1.55 to 0.80	0.77	17.74 to 16.86

American Growth-Income Trust Series I	2014	5,064	30.82 to 26.02	138,554	1.90 to 0.45	0.86	9.76 to 8.18

88

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
American Growth-Income Trust Series I	2013		5,907	$28.08 to $24.05	$148,730	1.90% to 0.45%	0.96%	32.42% to 30.51%
	2012		6,896	21.20 to 18.43	132,453	1.90 to 0.45	1.34	16.63 to 14.94
	2011		7,269	18.18 to 16.03	120,909	1.90 to 0.45	1.07	-2.53 to -3.93
	2010		9,001	18.65 to 16.69	155,150	1.90 to 0.45	1.06	10.56 to 8.97

American Growth-Income Trust Series II	2014		25,595	30.56 to 25.35	631,381	2.05 to 0.45	0.70	9.62 to 7.88
	2013		31,322	27.87 to 23.50	718,673	2.05 to 0.45	0.79	32.24 to 30.14
	2012		39,801	21.08 to 18.06	703,311	2.05 to 0.45	1.13	16.42 to 14.56
	2011		43,877	18.11 to 15.76	673,246	2.05 to 0.45	1.00	-2.68 to -4.23
	2010		50,328	18.60 to 16.46	804,949	2.05 to 0.45	0.96	10.34 to 8.59

American Growth-Income Trust Series III	2014		12,768	19.80 to 18.80	250,887	1.55 to 0.80	1.16	9.75 to 8.93
	2013		15,357	18.04 to 17.26	275,374	1.55 to 0.80	1.26	31.45 to 27.90
	2012		18,879	13.62 to 13.13	255,913	1.55 to 0.80	3.75	16.57 to 15.69
	2011		6,505	11.68 to 11.35	75,720	1.55 to 0.80	1.56	-2.53 to -3.26
	2010		6,613	11.99 to 11.73	79,060	1.55 to 0.80	1.52	10.55 to 9.72

American International Trust Series II	2014		16,756	32.96 to 27.35	413,221	2.05 to 0.45	0.81	-3.58 to -5.11
	2013		18,938	34.18 to 28.82	492,157	2.05 to 0.45	0.77	20.44 to 18.53
	2012		22,634	28.38 to 24.31	497,660	2.05 to 0.45	0.90	16.73 to 14.87
	2011		26,582	24.31 to 21.17	510,240	2.05 to 0.45	1.22	-14.76 to -16.11
	2010		28,123	28.52 to 25.23	646,557	2.05 to 0.45	1.44	6.20 to 4.52

American International Trust Series III	2014		3,497	14.23 to 13.51	49,357	1.55 to 0.80	1.30	-3.44 to -4.16
	2013		3,743	14.73 to 14.10	54,799	1.55 to 0.80	1.27	19.71 to 18.61
	2012		4,154	12.21 to 11.77	50,475	1.55 to 0.80	1.44	17.00 to 16.12
	2011		4,312	10.44 to 10.14	44,827	1.55 to 0.80	2.19	-14.73 to -15.37
	2010		2,699	12.24 to 11.98	32,941	1.55 to 0.80	2.87	6.40 to 5.60

American New World Trust Series II	2014		3,510	14.81 to 13.10	47,465	2.05 to 0.45	0.61	-8.78 to -10.23
	2013		3,887	16.23 to 14.59	58,758	2.05 to 0.45	0.76	10.24 to 8.49
	2012		4,498	14.72 to 13.44	62,292	2.05 to 0.45	0.44	16.59 to 14.73
	2011		5,024	12.63 to 11.72	60,330	2.05 to 0.45	1.04	-14.79 to -16.14
	2010		6,201	14.82 to 13.97	88,319	2.05 to 0.45	1.14	16.66 to 14.81

American New World Trust Series III	2014		134	13.66 to 12.97	1,800	1.55 to 0.80	1.15	-8.68 to -9.37
	2013		144	14.96 to 14.31	2,122	1.55 to 0.80	1.10	10.47 to 9.65
	2012		190	13.54 to 13.05	2,546	1.55 to 0.80	0.85	16.77 to 15.89
	2011		228	11.60 to 11.26	2,628	1.55 to 0.80	1.75	-14.71 to -15.34
	2010		198	13.60 to 13.30	2,681	1.55 to 0.80	1.83	16.90 to 16.03

Basic Value Focus (e)	2014		164	46.35 to 23.29	6,235	1.90 to 1.40	1.21	8.23 to 7.69
	2013		190	42.83 to 21.63	6,716	1.90 to 1.40	1.19	35.94 to 35.26
	2012		235	31.51 to 15.99	6,058	1.90 to 1.40	1.51	12.30 to 11.73
	2011		281	28.06 to 14.31	6,462	1.90 to 1.40	1.41	-3.99 to -4.47
	2010		382	29.22 to 14.98	8,946	1.90 to 1.40	1.39	11.11 to 10.55

Blue Chip Growth Trust Series I	2014		6,547	31.77 to 23.27	241,041	1.90 to 0.45	0.00	8.58 to 7.02
	2013		7,738	29.26 to 21.75	264,250	1.90 to 0.45	0.27	40.69 to 38.67
	2012		8,904	20.80 to 15.68	217,180	1.90 to 0.45	0.09	17.78 to 16.08
	2011		10,365	17.66 to 13.51	215,783	1.90 to 0.45	0.01	0.99 to -0.47
	2010		12,612	17.49 to 13.57	259,341	1.90 to 0.45	0.08	15.63 to 13.97

Blue Chip Growth Trust Series II	2014		4,482	30.88 to 28.81	115,624	2.05 to 0.45	0.00	8.39 to 6.67
	2013		5,432	28.49 to 27.01	131,638	2.05 to 0.45	0.11	40.40 to 38.17
	2012		6,083	20.29 to 19.55	106,689	2.05 to 0.45	0.00	17.56 to 15.68
	2011		7,061	17.26 to 16.90	106,722	2.05 to 0.45	0.00	0.79 to -0.81
	2010		7,826	17.13 to 17.04	118,731	2.05 to 0.45	0.05	15.42 to 13.59

Bond PS Series II	2014	(n)	0	13.33 to 12.96	0	2.00 to 0.80	7.15	3.87 to 2.81
	2013		19	12.84 to 12.61	245	2.00 to 0.80	2.78	-2.50 to -3.67
	2012		22	13.17 to 13.09	284	2.00 to 0.80	1.23	4.82 to 3.56
	2011		176	12.64 to 12.56	2,232	2.00 to 0.80	2.49	1.11 to 0.50

Bond Trust Series I	2014		16,632	13.59 to 13.27	225,311	1.55 to 0.80	2.53	4.69 to 3.91
	2013		19,048	12.98 to 12.77	246,784	1.55 to 0.80	2.92	-2.24 to -2.88
	2012		18,222	13.27 to 13.15	241,510	1.55 to 0.80	2.77	5.48 to 4.69
	2011		18,061	12.58 to 12.56	227,156	1.55 to 0.80	14.59	0.64 to 0.51

Bond Trust Series II	2014		37,161	13.66 to 12.98	484,137	2.05 to 0.45	2.34	4.93 to 3.26
	2013		43,168	13.02 to 12.57	546,691	2.05 to 0.45	2.69	-2.07 to -3.63
	2012		42,148	13.29 to 13.05	553,118	2.05 to 0.45	2.52	5.64 to 3.96
	2011		44,532	12.58 to 12.55	559,347	2.05 to 0.45	13.46	0.67 to 0.40

Capital Appreciation Trust Series I	2014		8,922	20.67 to 18.74	146,789	1.90 to 0.45	0.05	9.16 to 7.59
	2013		10,222	19.21 to 17.17	155,768	1.90 to 0.45	0.24	36.79 to 34.83
	2012		12,110	14.25 to 12.55	136,224	1.90 to 0.45	0.15	15.46 to 13.79
	2011		14,255	12.53 to 10.87	140,336	1.90 to 0.45	0.07	-0.37 to -1.80
	2010		17,221	12.76 to 10.91	171,777	1.90 to 0.45	0.15	11.33 to 9.73

Capital Appreciation Trust Series II	2014		2,665	28.83 to 28.69	64,337	2.05 to 0.45	0.00	8.98 to 7.25
	2013		3,045	26.88 to 26.32	68,555	2.05 to 0.45	0.21	36.48 to 34.32
	2012		3,741	20.01 to 19.29	62,559	2.05 to 0.45	0.06	15.32 to 13.48
	2011		4,312	17.63 to 16.72	63,258	2.05 to 0.45	0.03	-0.62 to -2.19
	2010		4,936	18.03 to 16.83	73,641	2.05 to 0.45	0.02	11.08 to 9.31

89

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Capital Appreciation Value Trust Series II	2014		15,683	$21.06 to $18.97	$308,166	2.05% to 0.45%	1.19%	11.54% to 9.77%
	2013		17,243	18.88 to 17.28	307,584	2.05 to 0.45	1.03	21.39 to 19.46
	2012		19,198	15.56 to 14.47	285,352	2.05 to 0.45	1.24	13.98 to 12.16
	2011		21,275	13.65 to 12.90	280,113	2.05 to 0.45	1.15	2.41 to 0.79
	2010		24,073	13.33 to 12.80	312,548	2.05 to 0.45	1.26	13.12 to 11.33

Core Bond Trust Series II	2014		400	18.99 to 16.27	6,846	2.05 to 0.45	2.58	5.26 to 3.59
	2013		465	18.05 to 15.71	7,605	2.05 to 0.45	1.67	-2.79 to -4.34
	2012		638	18.56 to 16.42	10,874	2.05 to 0.45	2.42	5.79 to 4.10
	2011		766	17.55 to 15.77	12,492	2.05 to 0.45	3.17	7.55 to 5.85
	2010		833	16.32 to 14.90	12,760	2.05 to 0.45	2.48	6.44 to 4.75

Core Strategy Trust Series I	2014		9,263	14.40 to 14.22	133,129	1.55 to 0.80	2.32	5.26 to 4.48
	2013	(m)	10,218	13.68 to 13.61	139,653	1.55 to 0.80	8.51	9.41 to 8.86

Core Strategy Trust Series II	2014		190,433	18.44 to 14.47	3,409,588	2.10 to 0.35	2.20	5.54 to 3.71
	2013		205,775	17.78 to 13.71	3,544,521	2.10 to 0.35	1.49	16.56 to 9.66
	2012		42,857	15.93 to 15.25	632,257	2.10 to 0.45	2.51	11.77 to 9.93
	2011		44,896	14.25 to 13.88	598,758	2.10 to 0.45	1.96	-0.44 to -2.07
	2010		46,040	14.32 to 14.17	623,298	2.10 to 0.45	2.16	13.36 to 11.67

Core Strategy Trust Series NAV	2014		423	21.61 to 15.74	8,160	1.60 to 1.20	2.11	4.88 to 4.46
	2013		577	20.60 to 15.07	10,740	1.60 to 1.20	0.68	17.86 to 17.39
	2012		601	17.48 to 12.83	9,322	1.60 to 1.20	2.90	11.23 to 2.67
	2011		408	15.72 to 15.72	6,412	1.20 to 1.20	2.20	-1.01 to -1.01
	2010		442	15.88 to 15.88	7,020	1.20 to 1.20	2.32	14.16 to 11.22

DWS Equity 500 Index (e)	2014		472	32.71 to 25.73	14,976	2.05 to 1.40	1.52	11.43 to 10.71
	2013		548	29.35 to 23.24	15,603	2.05 to 1.40	1.44	29.61 to 28.77
	2012		637	22.65 to 18.05	14,069	2.05 to 1.40	1.35	13.65 to 12.91
	2011		710	19.93 to 15.98	13,837	2.05 to 1.40	1.31	0.02 to -0.63
	2010		817	19.93 to 16.09	15,950	2.05 to 1.40	1.55	12.70 to 11.97

Equity-Income Trust Series I	2014		5,549	32.83 to 22.84	234,874	1.90 to 0.45	1.77	6.99 to 5.45
	2013		6,433	30.69 to 21.66	257,077	1.90 to 0.45	1.86	29.46 to 27.60
	2012		7,402	23.71 to 16.98	229,408	1.90 to 0.45	2.01	16.83 to 15.14
	2011		8,654	20.29 to 14.74	230,737	1.90 to 0.45	1.72	-1.25 to -2.67
	2010		9,698	20.55 to 15.15	263,326	1.90 to 0.45	1.83	14.60 to 12.95

Equity-Income Trust Series II	2014		6,397	26.98 to 25.87	146,804	2.05 to 0.45	1.56	6.75 to 5.06
	2013		7,614	25.28 to 24.63	166,191	2.05 to 0.45	1.69	29.16 to 27.11
	2012		8,601	19.57 to 19.37	147,658	2.05 to 0.45	1.82	16.65 to 14.79
	2011		10,066	16.88 to 16.78	149,902	2.05 to 0.45	1.60	-1.46 to -3.02
	2010		10,031	17.40 to 17.02	153,300	2.05 to 0.45	1.68	14.40 to 12.58

Financial Industries Trust Series I	2014	(l)	583	22.24 to 18.74	11,204	1.90 to 0.45	0.69	8.16 to 6.60
	2013		680	20.56 to 17.58	12,225	1.90 to 0.45	0.61	30.17 to 28.30
	2012		752	15.80 to 13.71	10,491	1.90 to 0.45	0.77	17.52 to 15.82
	2011		891	13.44 to 11.83	10,689	1.90 to 0.45	1.50	-9.92 to -11.21
	2010		1,177	14.92 to 13.33	15,858	1.90 to 0.45	0.30	11.75 to 10.14

Financial Industries Trust Series II	2014	(l)	933	23.61 to 22.60	18,786	2.05 to 0.45	0.50	7.93 to 6.22
	2013		1,195	21.87 to 21.27	22,429	2.05 to 0.45	0.44	29.90 to 27.84
	2012		1,292	16.84 to 16.64	18,856	2.05 to 0.45	0.58	17.29 to 15.42
	2011		1,537	14.42 to 14.36	19,380	2.05 to 0.45	1.33	-10.07 to - 11.49
	2010		1,906	16.29 to 15.96	27,065	2.05 to 0.45	0.13	11.50 to 9.73
Franklin Templeton Founding Allocation Trust Series I	2014		2,563	17.70 to 16.81	44,969	1.55 to 0.80	2.87	2.19 to 1.42
	2013		3,008	17.32 to 16.57	51,742	1.55 to 0.80	2.37	22.52 to 19.68
	2012		3,312	14.03 to 13.52	46,220	1.55 to 0.80	3.03	15.33 to 14.46
	2011		3,582	12.17 to 11.82	43,411	1.55 to 0.80	2.93	-2.19 to -2.92
	2010		3,738	12.44 to 12.17	46,366	1.55 to 0.80	3.90	9.78 to 8.96
Franklin Templeton Founding Allocation Trust Series II	2014		73,304	27.29 to 14.07	1,087,385	2.05 to 0.35	2.77	2.45 to 0.72
	2013		83,733	26.64 to 13.96	1,212,833	2.05 to 0.35	2.15	23.84 to 21.75
	2012		93,099	21.51 to 11.47	1,100,917	2.05 to 0.35	2.79	15.62 to 13.66
	2011		103,682	18.61 to 10.09	1,072,795	2.05 to 0.35	2.61	-2.05 to -3.70
	2010		116,260	18.99 to 10.48	1,242,478	2.05 to 0.35	3.52	10.05 to 8.20

Fundamental All Cap Core Trust Series II	2014		1,758	33.82 to 28.06	52,081	2.05 to 0.45	0.21	9.06 to 7.33
	2013		2,199	31.01 to 26.14	60,517	2.05 to 0.45	0.71	34.94 to 32.80
	2012		2,867	22.98 to 19.69	59,159	2.05 to 0.45	0.57	22.75 to 20.79
	2011		3,148	18.72 to 16.30	53,548	2.05 to 0.45	0.83	-2.73 to -4.27
	2010		3,600	19.24 to 17.02	63,655	2.05 to 0.45	0.92	18.68 to 16.80

Fundamental Large Cap Value Trust Series I	2014		11,918	26.54 to 22.73	281,433	1.90 to 0.45	2.37	10.12 to 8.53
	2013	(m)	1,198	24.10 to 20.95	24,838	1.90 to 0.45	0.00	2.78 to 2.68

Fundamental Large Cap Value Trust Series II	2014		10,925	26.48 to 22.32	234,103	2.05 to 0.45	1.36	9.91 to 8.16
	2013		1,686	24.09 to 20.64	36,342	2.05 to 0.45	0.89	31.51 to 29.43
	2012		862	18.32 to 15.95	14,355	2.05 to 0.45	1.07	23.67 to 21.70
	2011		791	14.81 to 13.10	10,772	2.05 to 0.45	0.77	1.18 to -0.43
	2010		851	14.64 to 13.16	11,584	2.05 to 0.45	1.70	12.60 to 10.81

90

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Fundamental Value Trust Series I	2014	(o)	0	$24.54 to $21.00	$0	1.90% to 0.45%	1.83%	6.59% to 5.28%
	2013		14,209	23.02 to 19.95	287,534	1.90 to 0.45	1.25	32.92 to 31.01
	2012		16,631	17.32 to 15.23	255,769	1.90 to 0.45	0.88	12.87 to 11.24
	2011		19,834	15.34 to 13.69	272,913	1.90 to 0.45	0.76	-4.21 to -5.59
	2010		24,123	16.02 to 14.50	350,230	1.90 to 0.45	1.08	12.59 to 10.97

Fundamental Value Trust Series II	2014	(o)	0	26.11 to 24.60	0	2.05 to 0.45	1.59	6.40 to 4.96
	2013		11,329	24.54 to 23.43	235,907	2.05 to 0.45	1.05	32.60 to 30.50
	2012		14,454	18.50 to 17.96	229,708	2.05 to 0.45	0.71	12.67 to 10.87
	2011		16,833	16.42 to 16.20	240,692	2.05 to 0.45	0.60	-4.42 to -5.93
	2010		19,504	17.22 to 17.18	295,599	2.05 to 0.45	0.89	12.37 to 10.59

Global Allocation (e)	2014		40	31.47 to 18.85	766	1.90 to 1.40	2.01	0.55 to 0.05
	2013		44	31.45 to 18.74	848	1.90 to 1.40	1.07	12.96 to 12.40
	2012		45	27.98 to 16.59	763	1.90 to 1.40	1.38	8.60 to 8.06
	2011		52	25.90 to 15.28	816	1.90 to 1.40	1.83	-4.97 to -5.44
	2010		64	27.39 to 16.08	1,042	1.90 to 1.40	1.04	8.36 to 7.82

Global Bond Trust Series I	2014		1,394	26.09 to 22.37	40,723	1.90 to 0.45	0.88	1.82 to 0.36
	2013		1,667	25.62 to 22.29	47,955	1.90 to 0.45	0.43	-5.84 to -7.20
	2012		1,983	27.21 to 24.02	61,078	1.90 to 0.45	7.02	6.55 to 5.00
	2011		2,268	25.54 to 22.88	66,430	1.90 to 0.45	6.23	8.59 to 7.03
	2010		2,708	23.52 to 21.37	74,034	1.90 to 0.45	3.36	9.81 to 8.23

Global Bond Trust Series II	2014		5,231	25.13 to 17.11	101,854	2.05 to 0.45	0.73	1.67 to 0.06
	2013		6,165	24.72 to 17.10	123,634	2.05 to 0.45	0.24	-6.09 to -7.58
	2012		6,626	26.32 to 18.50	148,540	2.05 to 0.45	7.00	6.33 to 4.63
	2011		7,393	24.75 to 17.68	158,254	2.05 to 0.45	6.05	8.36 to 6.65
	2010		8,787	22.84 to 16.58	176,267	2.05 to 0.45	3.20	9.63 to 7.89

Global Trust Series I	2014		5,984	21.96 to 17.71	148,671	1.90 to 0.45	2.05	-3.04 to -4.43
	2013		5,915	22.64 to 18.53	150,907	1.90 to 0.45	1.47	30.50 to 28.62
	2012		6,898	17.35 to 14.41	134,571	1.90 to 0.45	2.11	21.20 to 19.44
	2011		7,965	14.32 to 12.06	129,704	1.90 to 0.45	1.98	-6.42 to -7.76
	2010		8,540	15.30 to 13.08	153,628	1.90 to 0.45	1.54	7.28 to 5.73

Global Trust Series II	2014		2,679	23.76 to 22.78	52,928	2.05 to 0.45	3.12	-3.24 to -4.78
	2013		1,309	24.55 to 23.92	28,237	2.05 to 0.45	1.28	30.25 to 28.18
	2012		1,516	18.85 to 18.66	25,430	2.05 to 0.45	1.90	20.96 to 19.03
	2011		1,747	15.68 to 15.59	24,513	2.05 to 0.45	1.77	-6.64 to -8.12
	2010		1,904	17.06 to 16.69	28,926	2.05 to 0.45	1.30	7.07 to 5.37

Health Sciences Trust Series I	2014		1,197	64.93 to 52.50	67,382	1.90 to 0.45	0.00	31.24 to 29.35
	2013		1,331	49.47 to 40.58	57,701	1.90 to 0.45	0.00	50.40 to 48.23
	2012		1,425	32.89 to 27.38	41,483	1.90 to 0.45	0.00	31.36 to 29.46
	2011		1,642	25.04 to 21.15	36,661	1.90 to 0.45	0.00	10.07 to 8.49
	2010		1,907	22.75 to 19.49	39,069	1.90 to 0.45	0.00	15.18 to 13.52

Health Sciences Trust Series II	2014		1,602	69.34 to 60.21	88,687	2.05 to 0.45	0.00	30.95 to 28.88
	2013		1,795	52.95 to 46.72	78,495	2.05 to 0.45	0.00	50.11 to 47.73
	2012		1,938	35.27 to 31.62	57,932	2.05 to 0.45	0.00	31.06 to 28.97
	2011		2,175	26.91 to 24.52	50,178	2.05 to 0.45	0.00	9.90 to 8.16
	2010		2,391	24.49 to 22.67	50,728	2.05 to 0.45	0.00	14.95 to 13.13

High Yield Trust Series I	2014		4,996	25.51 to 22.64	84,031	1.90 to 0.45	6.24	-0.34 to -1.77
	2013		5,682	25.60 to 23.05	98,605	1.90 to 0.45	7.77	8.04 to 6.48
	2012		2,307	23.69 to 21.64	52,828	1.90 to 0.45	7.28	18.46 to 16.74
	2011		2,754	20.00 to 18.54	53,477	1.90 to 0.45	8.36	0.45 to -1.00
	2010		3,166	19.91 to 18.73	61,747	1.90 to 0.45	36.88	13.27 to 11.64

High Yield Trust Series II	2014		3,759	28.37 to 22.37	81,512	2.05 to 0.45	5.67	-0.69 to -2.27
	2013		4,539	28.57 to 22.89	106,280	2.05 to 0.45	6.98	7.87 to 6.16
	2012		3,305	26.48 to 21.57	75,110	2.05 to 0.45	7.15	18.34 to 16.45
	2011		3,822	22.38 to 18.52	74,295	2.05 to 0.45	7.43	0.22 to -1.37
	2010		4,143	22.33 to 18.78	81,174	2.05 to 0.45	40.90	13.03 to 11.23

International Core Trust Series I	2014		1,371	18.27 to 16.71	23,157	1.90 to 0.45	3.42	-7.12 to -8.45
	2013		1,507	19.67 to 18.25	27,639	1.90 to 0.45	2.75	24.43 to 22.64
	2012		1,705	15.80 to 14.88	25,322	1.90 to 0.45	2.79	14.53 to 12.87
	2011		2,030	13.80 to 13.18	26,507	1.90 to 0.45	2.17	-9.98 to -11.28
	2010		2,397	15.33 to 14.86	35,236	1.90 to 0.45	1.83	9.09 to 7.52

International Core Trust Series II	2014		869	22.94 to 21.24	15,720	2.05 to 0.45	3.01	-7.33 to -8.80
	2013		1,069	25.15 to 22.92	20,858	2.05 to 0.45	2.56	24.22 to 22.25
	2012		1,164	20.58 to 18.45	18,648	2.05 to 0.45	2.50	14.31 to 12.48
	2011		1,466	18.29 to 16.14	20,647	2.05 to 0.45	1.98	-10.20 to -11.63
	2010		1,664	20.70 to 17.98	26,533	2.05 to 0.45	1.64	8.89 to 7.16

International Equity Index Trust B Series I	2014		1,294	14.34 to 13.90	18,203	1.90 to 0.45	2.94	-5.04 to -6.41
	2013		1,431	15.10 to 14.85	21,397	1.90 to 0.45	2.38	14.04 to 12.40
	2012		1,641	13.24 to 13.21	21,733	1.90 to 0.45	6.85	5.94 to 5.69

International Equity Index Trust B Series II	2014		1,298	14.28 to 13.79	18,095	2.05 to 0.45	2.66	-5.23 to -6.73
	2013		1,531	15.07 to 14.79	22,765	2.05 to 0.45	2.14	13.81 to 12.01
	2012		1,860	13.24 to 13.20	24,581	2.05 to 0.45	5.74	5.91 to 5.63

91

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
International Equity Index Trust B Series NAV	2014		1,264	$11.37 to $10.83	$14,176	2.05% to 1.40%	2.88%	-5.90% to -6.51%
	2013		1,535	12.08 to 11.58	18,356	2.05 to 1.40	2.36	12.95 to 12.21
	2012		1,808	10.69 to 10.32	19,183	2.05 to 1.40	1.22	16.12 to 15.36
	2011		2,029	9.21 to 8.95	18,586	2.05 to 1.40	3.35	-15.18 to -15.73
	2010		2,166	10.86 to 10.62	23,431	2.05 to 1.40	2.47	9.89 to 9.18

International Growth Stock Trust Series II	2014		1,250	15.31 to 14.79	18,761	2.05 to 0.45	1.58	-0.45 to -2.03
	2013		1,347	15.38 to 15.10	20,531	2.05 to 0.45	0.98	18.33 to 16.46
	2012		1,565	13.00 to 12.96	20,386	2.05 to 0.45	3.02	3.98 to 3.71

International Small Company Trust Series I	2014		1,633	17.30 to 16.06	26,890	1.90 to 0.45	1.33	-7.31 to -8.65
	2013		1,854	18.67 to 17.58	33,239	1.90 to 0.45	1.77	25.77 to 23.96
	2012		2,107	14.84 to 14.18	30,334	1.90 to 0.45	1.25	18.65 to 16.93
	2011		2,492	12.51 to 12.13	30,514	1.90 to 0.45	1.50	-16.60 to -17.80
	2010		3,157	15.00 to 14.76	46,829	1.90 to 0.45	2.62	22.15 to 20.40

International Small Company Trust Series II	2014		1,088	17.12 to 15.77	17,482	2.05 to 0.45	1.12	-7.51 to -8.98
	2013		1,320	18.51 to 17.33	23,314	2.05 to 0.45	1.61	25.45 to 23.46
	2012		1,456	14.75 to 14.03	20,750	2.05 to 0.45	1.09	18.46 to 16.57
	2011		1,755	12.46 to 12.04	21,347	2.05 to 0.45	1.35	-16.80 to -18.12
	2010		2,060	14.97 to 14.70	30,456	2.05 to 0.45	2.50	21.90 to 19.97

International Value Trust Series I	2014		3,690	23.06 to 20.46	70,198	1.90 to 0.45	2.69	-12.90 to -14.16
	2013		4,246	26.47 to 23.83	93,535	1.90 to 0.45	1.72	25.58 to 23.78
	2012		4,865	21.08 to 19.26	86,198	1.90 to 0.45	2.57	18.84 to 17.12
	2011		5,833	17.74 to 16.44	87,970	1.90 to 0.45	2.24	-13.24 to -14.49
	2010		6,982	20.45 to 19.23	123,081	1.90 to 0.45	1.90	7.50 to 5.95

International Value Trust Series II	2014		3,210	24.85 to 24.31	65,855	2.05 to 0.45	2.47	-13.04 to -14.42
	2013		3,778	29.04 to 27.95	90,010	2.05 to 0.45	1.52	25.33 to 23.34
	2012		4,463	23.54 to 22.30	86,302	2.05 to 0.45	2.36	18.54 to 16.64
	2011		5,397	20.19 to 18.82	89,100	2.05 to 0.45	2.08	-13.38 to -14.75
	2010		6,119	23.68 to 21.72	118,156	2.05 to 0.45	1.70	7.28 to 5.58

Investment Quality Bond Trust Series I	2014		8,695	28.10 to 19.47	165,086	1.90 to 0.45	2.88	5.00 to 3.49
	2013		9,980	26.76 to 18.81	181,114	1.90 to 0.45	3.80	-2.36 to -3.76
	2012		10,049	27.41 to 19.55	192,548	1.90 to 0.45	2.04	7.10 to 5.55
	2011		10,392	25.59 to 18.52	191,213	1.90 to 0.45	4.21	7.59 to 6.04
	2010		9,829	23.79 to 17.46	175,113	1.90 to 0.45	5.30	6.97 to 5.43

Investment Quality Bond Trust Series II	2014		4,822	22.50 to 16.73	87,725	2.05 to 0.45	2.72	4.79 to 3.13
	2013		5,354	21.47 to 16.22	95,946	2.05 to 0.45	3.47	-2.47 to -4.02
	2012		5,945	22.02 to 16.90	113,711	2.05 to 0.45	1.86	6.80 to 5.10
	2011		6,440	20.62 to 16.08	116,853	2.05 to 0.45	3.76	7.37 to 5.67
	2010		7,580	19.20 to 15.22	129,806	2.05 to 0.45	4.63	6.82 to 5.12

Lifestyle Aggressive MVP Series I	2014	(g)	3,743	22.79 to 20.43	82,915	1.90 to 0.45	2.66	0.94 to -0.51
	2013		4,195	22.58 to 20.54	92,832	1.90 to 0.45	2.50	26.15 to 24.33
	2012		4,257	17.90 to 16.52	74,920	1.90 to 0.45	1.27	16.09 to 14.41
	2011		5,510	15.42 to 14.44	84,681	1.90 to 0.45	1.65	-6.92 to -8.26
	2010		6,184	16.57 to 15.74	103,197	1.90 to 0.45	1.98	15.92 to 14.26

Lifestyle Aggressive MVP Series II	2014	(g)	5,900	26.12 to 25.77	127,277	2.05 to 0.45	2.39	0.84 to -0.76
	2013		7,321	25.97 to 25.91	159,377	2.05 to 0.45	2.16	25.87 to 23.87
	2012		8,463	20.96 to 20.58	148,442	2.05 to 0.45	1.12	15.91 to 14.06
	2011		10,061	18.38 to 17.76	154,321	2.05 to 0.45	1.51	-7.14 to -8.61
	2010		11,278	20.11 to 19.12	188,589	2.05 to 0.45	1.74	15.60 to 13.77

Lifestyle Aggressive Trust PS Series I	2014	(m)	56	13.33 to 13.23	740	1.90 to 1.15	2.10	4.21 to 3.43

Lifestyle Aggressive Trust PS Series II	2014		291	13.32 to 13.17	3,851	2.05 to 1.00	2.66	4.16 to 3.08
	2013	(m)	2	12.79 to 12.78	24	2.05 to 1.00	71.35	2.31 to 2.24

Lifestyle Balanced MVP Series I	2014	(h)	28,772	26.90 to 20.58	591,421	1.90 to 0.45	2.68	3.82 to 2.33
	2013		33,735	25.91 to 20.11	672,128	1.90 to 0.45	2.75	12.28 to 10.66
	2012		36,808	23.08 to 18.17	663,373	1.90 to 0.45	2.18	11.36 to 9.75
	2011		40,216	20.73 to 16.56	667,591	1.90 to 0.45	3.29	0.17 to -1.27
	2010		40,354	20.69 to 16.77	699,738	1.90 to 0.45	2.74	11.24 to 9.64

Lifestyle Balanced MVP Series II	2014	(h)	393,696	16.76 to 16.26	7,664,452	2.10 to 0.35	2.50	3.67 to 1.87
	2013		465,660	16.45 to 15.68	8,946,098	2.10 to 0.35	2.54	12.15 to 10.20
	2012		514,301	14.93 to 13.98	8,984,382	2.10 to 0.35	2.01	11.31 to 9.37
	2011		560,279	13.65 to 12.56	8,941,848	2.10 to 0.35	3.03	0.07 to -1.66
	2010		606,988	13.88 to 12.55	9,859,909	2.10 to 0.35	2.59	11.10 to 11.06

Lifestyle Balanced MVP Series NAV	2014	(h)	5	17.66 to 17.66	91	1.20 to 1.20	2.97	3.01 to 3.01
	2013		5	17.15 to 17.15	84	1.20 to 1.20	2.95	11.55 to 11.55
	2012		5	15.37 to 15.37	71	1.20 to 1.20	2.25	10.56 to 10.56
	2011		5	13.90 to 13.90	70	1.20 to 1.20	4.23	-0.53 to -0.53

Lifestyle Balanced Trust PS Series I	2014		815	13.29 to 13.13	10,783	1.90 to 0.80	3.78	5.11 to 3.96
	2013	(f)	11	12.64 to 12.63	142	1.90 to 0.80	47.40	1.14 to 1.06

Lifestyle Balanced Trust PS Series II	2014		32,132	13.33 to 13.09	476,032	2.05 to 0.35	2.77	5.37 to 3.60

92

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Lifestyle Balanced Trust PS Series II	2013		13,893	$12.65 to $12.63	$205,650	2.05% to 0.35%	2.05%	1.19% to 1.07%
	2012		12,281	13.63 to 13.16	164,598	2.00 to 0.80	1.23	9.66 to 8.34
	2011		5,516	12.43 to 12.15	67,247	2.00 to 0.80	4.84	-0.56 to -2.82

Lifestyle Conservative MVP Series I	2014	(i)	7,240	28.26 to 19.57	150,458	1.90 to 0.45	2.61	4.54 to 3.04
	2013		8,615	27.03 to 18.99	174,331	1.90 to 0.45	3.04	3.41 to 1.92
	2012		11,375	26.14 to 18.64	225,765	1.90 to 0.45	2.88	8.03 to 6.46
	2011		11,273	24.20 to 17.51	213,263	1.90 to 0.45	4.13	3.76 to 2.27
	2010		11,548	23.32 to 17.12	220,274	1.90 to 0.45	2.68	8.63 to 7.07

Lifestyle Conservative MVP Series II	2014	(i)	81,392	16.51 to 14.83	1,507,982	2.10 to 0.35	2.41	4.47 to 2.66
	2013		100,413	15.80 to 14.45	1,825,240	2.10 to 0.35	2.85	3.33 to 1.54
	2012		133,398	15.29 to 14.23	2,391,723	2.10 to 0.35	2.70	7.89 to 6.00
	2011		136,961	14.17 to 13.42	2,309,441	2.10 to 0.35	4.07	3.68 to 1.89
	2010		141,829	13.67 to 13.17	2,342,621	2.10 to 0.35	2.52	8.49 to 5.39

Lifestyle Conservative Trust PS Series I	2014	(m)	301	13.13 to 12.97	3,921	1.90 to 0.80	5.50	4.70 to 3.56

Lifestyle Conservative Trust PS Series II	2014		6,576	13.16 to 12.92	90,742	2.05 to 0.35	3.11	5.04 to 3.27
	2013		3,378	12.53 to 12.51	45,904	2.05 to 0.35	2.05	0.20 to 0.09
	2012		4,109	13.35 to 13.17	54,631	2.00 to 0.80	1.35	6.67 to 5.39
	2011		2,167	12.52 to 12.50	27,160	2.00 to 0.80	5.53	0.13 to -0.03

Lifestyle Growth MVP Series I	2014	(j)	30,351	24.97 to 20.36	597,199	1.90 to 0.45	2.64	1.70 to 0.24
	2013		35,064	24.56 to 20.31	683,480	1.90 to 0.45	2.46	18.81 to 17.10
	2012		37,058	20.67 to 17.34	617,143	1.90 to 0.45	1.83	13.35 to 11.71
	2011		37,273	18.23 to 15.52	565,281	1.90 to 0.45	2.69	-2.04 to -3.45
	2010		36,720	18.61 to 16.08	595,817	1.90 to 0.45	2.47	12.51 to 10.89

Lifestyle Growth MVP Series II	2014	(j)	555,247	17.86 to 16.21	10,822,611	2.10 to 0.35	2.44	1.68 to -0.08
	2013		666,341	17.88 to 15.94	12,998,169	2.10 to 0.35	2.26	18.67 to 16.61
	2012		708,897	15.33 to 13.43	11,862,337	2.10 to 0.35	1.63	13.19 to 11.21
	2011		737,881	13.78 to 11.87	11,115,623	2.10 to 0.35	2.46	-2.15 to -3.84
	2010		778,123	14.34 to 12.13	12,206,253	2.10 to 0.35	2.26	14.68 to 12.44

Lifestyle Growth MVP Series NAV	2014	(j)	36	18.82 to 18.82	687	1.20 to 1.20	2.86	1.06 to 1.06
	2013		36	18.63 to 18.63	680	1.20 to 1.20	2.58	17.96 to 17.96
	2012		36	15.79 to 15.79	576	1.20 to 1.20	2.48	12.54 to 12.54
	2011		11	14.03 to 14.03	150	1.20 to 1.20	3.35	-2.72 to -2.72

Lifestyle Growth Trust PS Series I	2014		1,597	13.40 to 13.24	21,319	1.90 to 0.80	3.21	5.32 to 4.17
	2013	(f)	192	12.72 to 12.71	2,441	1.90 to 0.80	28.16	1.76 to 1.69

Lifestyle Growth Trust PS Series II	2014		85,785	13.43 to 13.19	1,280,302	2.05 to 0.35	2.85	5.51 to 3.74
	2013		18,545	12.73 to 12.71	283,826	2.05 to 0.35	1.84	1.81 to 1.69
	2012		12,312	13.82 to 13.14	164,900	2.00 to 0.80	0.98	11.55 to 10.21
	2011		7,241	12.39 to 11.92	86,637	2.00 to 0.80	3.65	-0.89 to -4.63

Lifestyle Moderate MVP Series I	2014	(k)	10,258	28.07 to 20.41	219,648	1.90 to 0.45	2.70	4.47 to 2.96
	2013		11,896	26.87 to 19.82	246,754	1.90 to 0.45	2.88	9.72 to 8.15
	2012		13,080	24.49 to 18.33	250,095	1.90 to 0.45	2.43	10.17 to 8.57
	2011		14,027	22.23 to 16.88	250,835	1.90 to 0.45	3.53	1.87 to 0.41
	2010		14,332	21.82 to 16.81	265,027	1.90 to 0.45	2.70	10.06 to 8.47

Lifestyle Moderate MVP Series II	2014	(k)	124,618	16.91 to 16.24	2,395,036	2.10 to 0.35	2.52	4.32 to 2.51
	2013		145,238	16.21 to 15.84	2,739,141	2.10 to 0.35	2.63	9.59 to 7.69
	2012		162,048	14.80 to 14.71	2,843,253	2.10 to 0.35	2.26	10.11 to 8.19
	2011		172,998	13.60 to 13.44	2,801,218	2.10 to 0.35	3.36	1.78 to 0.02
	2010		182,151	13.59 to 13.20	2,947,542	2.10 to 0.35	2.53	10.01 to 8.75

Lifestyle Moderate Trust PS Series I	2014		267	13.24 to 13.08	3,520	1.90 to 0.80	4.28	5.06 to 3.91
	2013	(f)	7	12.60 to 12.59	91	1.90 to 0.80	53.88	0.81 to 0.73

Lifestyle Moderate Trust PS Series II	2014		10,888	13.28 to 13.04	159,488	2.05 to 0.35	2.86	5.24 to 3.47
	2013		5,852	12.62 to 12.60	85,029	2.05 to 0.35	2.00	0.93 to 0.81
	2012		5,877	13.56 to 13.22	78,796	2.00 to 0.80	1.33	8.68 to 7.37
	2011		2,737	12.48 to 12.31	33,824	2.00 to 0.80	4.78	-0.20 to -1.48

Mid Cap Index Trust Series I	2014		970	39.40 to 30.73	32,306	1.90 to 0.45	0.95	8.85 to 7.29
	2013		1,160	36.19 to 28.65	35,850	1.90 to 0.45	1.05	32.43 to 30.52
	2012		1,288	27.33 to 21.95	30,406	1.90 to 0.45	1.37	16.95 to 15.26
	2011		1,598	23.37 to 19.04	32,480	1.90 to 0.45	0.61	-2.69 to -4.09
	2010		1,987	24.01 to 19.85	41,949	1.90 to 0.45	1.06	25.42 to 23.61

Mid Cap Index Trust Series II	2014		2,031	35.14 to 34.76	60,840	2.05 to 0.45	0.74	8.63 to 6.90
	2013		2,501	32.51 to 32.35	70,022	2.05 to 0.45	0.84	32.16 to 30.06
	2012		2,956	25.00 to 24.48	63,742	2.05 to 0.45	1.19	16.77 to 14.91
	2011		3,634	21.75 to 20.96	67,846	2.05 to 0.45	0.45	-2.90 to -4.44
	2010		4,172	22.77 to 21.59	81,260	2.05 to 0.45	0.82	25.24 to 23.26

Mid Cap Stock Trust Series I	2014		6,125	32.80 to 30.66	153,599	1.90 to 0.45	0.10	7.53 to 5.98
	2013		7,278	30.51 to 28.93	171,939	1.90 to 0.45	0.04	36.20 to 34.25
	2012		8,616	22.40 to 21.55	150,467	1.90 to 0.45	0.00	21.66 to 19.90
	2011		10,034	18.41 to 17.97	146,328	1.90 to 0.45	0.00	-9.61 to -10.91
	2010		10,956	20.37 to 20.17	183,429	1.90 to 0.45	0.00	22.53 to 20.77

93

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Mid Cap Stock Trust Series II	2014		2,735	$38.22 to $34.90	$85,015	2.05% to 0.45%	0.00%	7.34% to 5.63%
	2013		3,528	35.61 to 33.04	104,324	2.05 to 0.45	0.00	35.89 to 33.74
	2012		4,244	26.20 to 24.70	93,860	2.05 to 0.45	0.00	21.46 to 19.52
	2011		4,954	21.57 to 20.67	91,649	2.05 to 0.45	0.00	-9.80 to -11.23
	2010		5,660	23.92 to 23.28	117,687	2.05 to 0.45	0.00	22.25 to 20.32

Mid Value Trust Series I	2014		2,273	29.71 to 25.82	61,677	1.90 to 0.45	0.71	10.11 to 8.52
	2013		2,708	26.98 to 23.79	67,445	1.90 to 0.45	0.99	30.80 to 28.92
	2012		3,150	20.63 to 18.45	60,563	1.90 to 0.45	0.82	18.99 to 17.27
	2011		3,837	17.33 to 15.74	62,545	1.90 to 0.45	0.67	-5.35 to -6.71
	2010		4,754	18.31 to 16.87	82,548	1.90 to 0.45	2.00	15.64 to 13.97

Mid Value Trust Series II	2014		2,516	29.38 to 25.16	65,970	2.05 to 0.45	0.51	9.90 to 8.15
	2013		3,116	26.73 to 23.27	75,226	2.05 to 0.45	0.80	30.55 to 28.48
	2012		3,713	20.48 to 18.11	69,529	2.05 to 0.45	0.62	18.75 to 16.85
	2011		4,560	17.24 to 15.50	72,765	2.05 to 0.45	0.49	-5.46 to -6.96
	2010		5,481	18.24 to 16.66	93,544	2.05 to 0.45	1.80	15.27 to 13.44

Money Market Trust B Series NAV	2014		1,053	11.90 to 11.32	12,410	2.05 to 1.40	0.00	-1.39 to -2.03
	2013		1,342	12.07 to 11.55	16,055	2.05 to 1.40	0.01	-1.38 to -2.02
	2012		2,022	12.24 to 11.79	24,570	2.05 to 1.40	0.04	-1.35 to -1.99
	2011		2,116	12.40 to 12.03	26,096	2.05 to 1.40	0.00	-1.30 to -1.94
	2010		2,097	12.57 to 12.27	26,236	2.05 to 1.40	0.05	-1.34 to -1.98

Money Market Trust Series I	2014		4,544	16.01 to 11.36	67,226	2.10 to 0.45	0.00	-0.45 to -2.08
	2013		6,091	16.08 to 11.60	90,662	2.10 to 0.45	0.00	-0.44 to -2.07
	2012		8,934	16.16 to 11.85	133,630	2.10 to 0.45	0.00	-0.44 to -2.08
	2011		11,391	16.23 to 12.10	172,109	2.10 to 0.45	0.00	-0.38 to -2.00
	2010		11,385	16.29 to 12.35	176,239	2.10 to 0.45	0.00	-0.45 to -1.22

Money Market Trust Series II	2014		24,581	12.32 to 11.25	291,292	2.05 to 0.35	0.00	-0.35 to -2.03
	2013		33,503	12.37 to 11.48	403,055	2.05 to 0.35	0.00	-0.34 to -2.02
	2012		53,585	12.41 to 11.72	653,491	2.05 to 0.35	0.00	-0.34 to -2.03
	2011		69,706	12.45 to 11.96	862,728	2.05 to 0.35	0.00	-0.28 to -1.95
	2010		65,835	12.49 to 12.20	826,856	2.05 to 0.35	0.00	-0.35 to -2.03

Mutual Shares Trust Series I	2014		11,388	17.65 to 16.76	199,494	1.55 to 0.80	3.14	6.43 to 5.64
	2013		13,263	16.58 to 15.87	218,630	1.55 to 0.80	1.36	26.37 to 21.65
	2012		15,586	13.02 to 12.55	202,024	1.55 to 0.80	1.42	13.11 to 12.26
	2011		16,469	11.51 to 11.18	188,918	1.55 to 0.80	0.95	-1.73 to -2.46
	2010		14,733	11.72 to 11.47	172,166	1.55 to 0.80	2.97	10.63 to 9.80

Natural Resources Trust Series II	2014	(p)	0	35.38 to 29.43	0	2.05 to 0.45	1.27	-8.35 to -9.59
	2013		2,344	38.61 to 32.55	70,588	2.05 to 0.45	0.35	2.44 to 0.81
	2012		3,042	37.69 to 32.29	88,915	2.05 to 0.45	0.55	-0.23 to -1.82
	2011		3,724	37.77 to 32.89	112,991	2.05 to 0.45	0.29	-20.73 to -21.99
	2010		4,484	47.65 to 42.16	174,979	2.05 to 0.45	0.42	14.36 to 12.54

PIMCO All Asset (e)	2014		1,118	21.32 to 17.97	21,235	2.05 to 0.45	4.60	-0.21 to -1.80
	2013		1,472	21.36 to 18.30	28,264	2.05 to 0.45	4.07	-0.55 to -2.13
	2012		1,772	21.48 to 18.70	34,575	2.05 to 0.45	4.58	14.13 to 12.31
	2011		1,756	18.82 to 16.65	30,376	2.05 to 0.45	6.52	1.20 to -0.40
	2010		1,850	18.60 to 16.72	31,947	2.05 to 0.45	7.07	12.20 to 10.42

Real Estate Securities Trust Series I	2014		1,045	48.53 to 40.92	49,463	1.90 to 0.45	1.63	31.14 to 29.25
	2013		1,090	37.01 to 31.66	39,699	1.90 to 0.45	1.78	-0.55 to -1.98
	2012		1,243	37.21 to 32.30	46,030	1.90 to 0.45	1.67	16.73 to 15.04
	2011		1,504	31.88 to 28.08	48,039	1.90 to 0.45	1.38	8.97 to 7.41
	2010		1,872	29.26 to 26.14	55,339	1.90 to 0.45	1.84	28.62 to 26.77

Real Estate Securities Trust Series II	2014		1,575	45.46 to 36.27	57,638	2.05 to 0.45	1.40	30.93 to 28.86
	2013		1,754	34.72 to 28.15	49,641	2.05 to 0.45	1.54	-0.83 to -2.40
	2012		2,118	35.01 to 28.84	61,982	2.05 to 0.45	1.47	16.56 to 14.70
	2011		2,549	30.03 to 25.14	65,291	2.05 to 0.45	1.23	8.75 to 7.02
	2010		3,033	27.62 to 23.49	72,145	2.05 to 0.45	1.63	28.29 to 26.26

Real Return Bond Trust Series II	2014		1,885	20.07 to 16.65	33,242	2.05 to 0.45	2.72	4.07 to 2.41
	2013		2,358	19.29 to 16.26	40,384	2.05 to 0.45	2.22	-9.83 to -11.26
	2012		3,373	21.39 to 18.32	64,818	2.05 to 0.45	1.56	8.09 to 6.37
	2011		3,909	19.79 to 17.23	70,205	2.05 to 0.45	3.61	11.36 to 9.60
	2010		4,727	17.77 to 15.72	77,016	2.05 to 0.45	10.80	8.18 to 6.46

Science & Technology Trust Series I	2014		4,178	24.08 to 17.51	92,553	1.90 to 0.45	0.00	12.39 to 10.77
	2013		4,874	21.43 to 15.81	96,526	1.90 to 0.45	0.00	42.89 to 40.83
	2012		5,715	15.00 to 11.23	78,992	1.90 to 0.45	0.00	9.95 to 8.36
	2011		6,739	13.64 to 10.36	84,728	1.90 to 0.45	0.00	-8.16 to -9.48
	2010		8,374	14.85 to 11.45	113,408	1.90 to 0.45	0.00	24.05 to 22.27

Science & Technology Trust Series II	2014		1,615	31.94 to 30.87	42,084	2.05 to 0.45	0.00	12.19 to 10.41
	2013		1,841	28.47 to 27.96	43,354	2.05 to 0.45	0.00	42.62 to 40.36
	2012		2,111	19.96 to 19.92	35,388	2.05 to 0.45	0.00	9.73 to 7.98
	2011		2,616	18.45 to 18.19	40,402	2.05 to 0.45	0.00	-8.39 to -9.84
	2010		3,165	20.46 to 19.86	53,799	2.05 to 0.45	0.00	23.83 to 21.86

94

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Short Term Government Income Trust Series I	2014	3,108	$13.00 to $12.15	$38,733	1.90% to 0.45%	1.96%	0.69% to -0.76%
	2013	3,808	12.91 to 12.24	47,590	1.90 to 0.45	1.82	-1.31 to -2.73
	2012	4,333	13.08 to 12.59	55,470	1.90 to 0.45	1.55	0.75 to -0.71
	2011	5,231	12.99 to 12.68	66,861	1.90 to 0.45	2.24	2.31 to 0.84
	2010	6,422	12.69 to 12.57	81,022	1.90 to 0.45	1.41	1.55 to 0.57

Short Term Government Income Trust Series II	2014	2,754	12.88 to 11.96	33,680	2.05 to 0.45	1.73	0.49 to -1.10
	2013	3,449	12.82 to 12.09	42,409	2.05 to 0.45	1.79	-1.51 to -3.07
	2012	4,262	13.02 to 12.47	53,831	2.05 to 0.45	1.33	0.55 to -1.05
	2011	5,381	12.95 to 12.60	68,363	2.05 to 0.45	2.31	2.10 to 0.49
	2010	5,947	12.68 to 12.54	74,874	2.05 to 0.45	1.24	1.43 to 0.34

Small Cap Growth Trust Series I	2014	31	21.83 to 20.73	682	1.55 to 0.80	0.00	6.71 to 5.92
	2013	31	20.46 to 19.57	629	1.55 to 0.80	0.00	41.87 to 34.84
	2012	37	14.31 to 13.80	534	1.55 to 0.80	0.00	15.53 to 14.67
	2011	34	12.39 to 12.03	425	1.55 to 0.80	0.00	-7.56 to -8.25
	2010	15	13.40 to 13.11	203	1.55 to 0.80	0.00	21.10 to 20.20

Small Cap Growth Trust Series II	2014	1,129	32.38 to 27.74	31,258	2.05 to 0.45	0.00	6.86 to 5.16
	2013	1,580	30.31 to 26.38	41,883	2.05 to 0.45	0.00	43.15 to 40.88
	2012	1,509	21.17 to 18.73	28,227	2.05 to 0.45	0.00	15.76 to 13.92
	2011	1,815	18.29 to 16.44	29,743	2.05 to 0.45	0.00	-7.43 to -8.90
	2010	1,880	19.76 to 18.04	33,604	2.05 to 0.45	0.00	21.16 to 19.24

Small Cap Index Trust Series I	2014	556	30.45 to 26.56	14,673	1.90 to 0.45	0.90	4.12 to 2.62
	2013	638	29.24 to 25.89	16,350	1.90 to 0.45	1.45	38.00 to 36.01
	2012	698	21.19 to 19.03	13,101	1.90 to 0.45	1.90	15.58 to 13.90
	2011	867	18.33 to 16.71	14,214	1.90 to 0.45	1.08	-4.93 to -6.30
	2010	1,068	19.29 to 17.83	18,602	1.90 to 0.45	0.51	25.80 to 23.99

Small Cap Index Trust Series II	2014	1,645	31.20 to 30.82	44,641	2.05 to 0.45	0.68	3.94 to 2.29
	2013	2,056	30.50 to 29.65	54,105	2.05 to 0.45	1.18	37.72 to 35.54
	2012	2,691	22.51 to 21.53	51,994	2.05 to 0.45	1.74	15.30 to 13.46
	2011	3,112	19.84 to 18.67	52,726	2.05 to 0.45	0.91	-5.07 to -6.57
	2010	3,570	21.23 to 19.67	64,425	2.05 to 0.45	0.28	25.53 to 23.54

Small Cap Opportunities Trust Series I	2014	1,508	37.30 to 31.50	49,883	1.90 to 0.45	0.05	1.92 to 0.46
	2013	1,891	36.60 to 31.36	61,924	1.90 to 0.45	0.56	39.53 to 37.52
	2012	999	26.23 to 22.80	23,627	1.90 to 0.45	0.00	16.32 to 14.63
	2011	1,177	22.55 to 19.89	24,200	1.90 to 0.45	0.09	-3.60 to -4.98
	2010	1,570	23.39 to 20.93	33,857	1.90 to 0.45	0.00	29.09 to 27.23

Small Cap Opportunities Trust Series II	2014	1,273	36.58 to 30.35	39,455	2.05 to 0.45	0.00	1.67 to 0.06
	2013	1,608	35.98 to 30.33	49,563	2.05 to 0.45	0.45	39.30 to 37.09
	2012	1,161	25.83 to 22.13	25,564	2.05 to 0.45	0.00	16.09 to 14.24
	2011	1,418	22.25 to 19.37	27,349	2.05 to 0.45	0.06	-3.76 to -5.28
	2010	1,697	23.12 to 20.45	34,524	2.05 to 0.45	0.00	28.76 to 26.72

Small Cap Value Trust Series I	2014	30	25.26 to 23.98	743	1.55 to 0.80	0.65	6.32 to 5.53
	2013	30	23.75 to 22.73	712	1.55 to 0.80	0.51	31.27 to 25.45
	2012	34	17.96 to 17.31	605	1.55 to 0.80	0.86	14.77 to 13.91
	2011	35	15.65 to 15.20	541	1.55 to 0.80	0.92	0.24 to -0.51
	2010	27	15.61 to 15.28	416	1.55 to 0.80	0.40	25.10 to 24.16

Small Cap Value Trust Series II	2014	1,439	31.38 to 26.88	38,878	2.05 to 0.45	0.41	6.48 to 4.79
	2013	1,703	29.47 to 25.65	44,414	2.05 to 0.45	0.39	32.41 to 30.31
	2012	1,814	22.26 to 19.69	36,243	2.05 to 0.45	0.59	14.98 to 13.15
	2011	2,404	19.36 to 17.40	42,339	2.05 to 0.45	0.58	0.39 to -1.20
	2010	2,769	19.28 to 17.61	49,174	2.05 to 0.45	0.15	25.36 to 23.38

Small Company Value Trust Series I	2014	1,448	40.46 to 32.45	51,324	1.90 to 0.45	0.03	-0.34 to -1.78
	2013	1,745	40.59 to 33.04	62,667	1.90 to 0.45	1.60	31.02 to 29.14
	2012	2,066	30.98 to 25.59	57,164	1.90 to 0.45	0.24	15.77 to 14.10
	2011	2,555	26.76 to 22.42	61,601	1.90 to 0.45	0.53	-1.37 to -2.79
	2010	3,138	27.13 to 23.07	77,464	1.90 to 0.45	1.34	20.81 to 19.08

Small Company Value Trust Series II	2014	1,803	33.40 to 31.25	51,136	2.05 to 0.45	0.00	-0.57 to -2.15
	2013	2,184	33.59 to 31.94	63,341	2.05 to 0.45	1.55	30.82 to 28.74
	2012	2,734	25.68 to 24.81	61,840	2.05 to 0.45	0.12	15.59 to 13.74
	2011	3,365	22.22 to 21.81	66,734	2.05 to 0.45	0.36	-1.64 to -3.20
	2010	3,908	22.59 to 22.53	79,850	2.05 to 0.45	1.16	20.61 to 18.70

Strategic Income Opportunities Trust Series I	2014	2,159	24.29 to 20.81	47,034	1.90 to 0.45	4.29	4.59 to 3.08
	2013	2,443	23.22 to 20.19	51,409	1.90 to 0.45	5.33	3.35 to 1.86
	2012	2,795	22.47 to 19.82	57,519	1.90 to 0.45	6.55	12.35 to 10.72
	2011	3,257	20.00 to 17.90	60,232	1.90 to 0.45	9.99	1.57 to 0.11
	2010	4,069	19.69 to 17.88	74,818	1.90 to 0.45	7.29	1.76 to 1.53

Strategic Income Opportunities Trust Series II	2014	2,351	24.08 to 20.31	48,604	2.05 to 0.45	4.00	4.37 to 2.71
	2013	2,798	23.08 to 19.77	56,410	2.05 to 0.45	5.13	3.14 to 1.50
	2012	3,198	22.37 to 19.48	63,288	2.05 to 0.45	6.38	12.10 to 10.31
	2011	3,621	19.96 to 17.66	64,718	2.05 to 0.45	9.94	1.43 to -0.18
	2010	4,426	19.68 to 17.69	78,798	2.05 to 0.45	20.62	15.00 to 13.18

Total Bond Market Trust B Series II	2014	5,061	12.73 to 12.28	62,954	2.10 to 0.45	2.98	5.42 to 3.69

95

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Total Bond Market Trust B Series II	2013	6,319	$12.07 to $11.85	$75,350	2.10% to 0.45%	2.54%	-3.21% to -4.79%
	2012	11,124	12.47 to 12.44	138,532	2.10 to 0.45	4.56	-0.20 to -0.47

Total Bond Market Trust B Series NAV	2014	9,896	12.70 to 12.49	125,389	1.55 to 0.80	3.14	5.21 to 4.43
	2013	11,117	12.07 to 11.96	134,025	1.55 to 0.80	3.46	-3.22 to -3.94
	2012	10,629	12.47 to 12.46	132,524	1.55 to 0.80	5.79	-0.24 to -0.36

Total Return Trust Series I	2014	5,260	28.01 to 20.17	120,418	1.90 to 0.45	3.26	4.26 to 2.76
	2013	6,065	26.87 to 19.63	134,680	1.90 to 0.45	2.88	-2.47 to -3.87
	2012	7,524	27.55 to 20.42	173,281	1.90 to 0.45	1.91	8.00 to 6.43
	2011	8,767	25.51 to 19.18	189,221	1.90 to 0.45	4.10	3.45 to 1.96
	2010	11,096	24.66 to 18.81	234,959	1.90 to 0.45	2.38	7.16 to 5.62

Total Return Trust Series II	2014	7,250	22.91 to 17.16	138,687	2.05 to 0.45	2.94	3.99 to 2.34
	2013	9,213	22.03 to 16.77	173,637	2.05 to 0.45	2.62	-2.67 to -4.21
	2012	12,617	22.63 to 17.50	249,311	2.05 to 0.45	1.78	7.80 to 6.08
	2011	14,095	21.00 to 16.50	261,575	2.05 to 0.45	3.93	3.24 to 1.61
	2010	17,037	20.34 to 16.24	310,049	2.05 to 0.45	2.14	6.92 to 5.23

Total Stock Market Index Trust Series I	2014	888	22.41 to 22.22	17,375	1.90 to 0.45	1.23	10.97 to 9.37
	2013	835	20.32 to 20.20	14,853	1.90 to 0.45	1.40	32.80 to 30.89
	2012	875	15.52 to 15.21	11,817	1.90 to 0.45	1.50	14.98 to 13.32
	2011	940	13.70 to 13.23	11,170	1.90 to 0.45	1.19	-0.17 to -1.61
	2010	1,105	13.92 to 13.25	13,295	1.90 to 0.45	1.30	16.67 to 14.99

Total Stock Market Index Trust Series II	2014	1,407	29.08 to 27.72	35,266	2.05 to 0.45	0.98	10.80 to 9.04
	2013	1,604	26.24 to 25.42	36,728	2.05 to 0.45	1.17	32.49 to 30.39
	2012	1,905	19.81 to 19.50	33,349	2.05 to 0.45	1.29	14.70 to 12.87
	2011	2,152	17.27 to 17.27	33,256	2.05 to 0.45	1.00	-0.29 to -1.87
	2010	2,547	17.60 to 17.32	39,945	2.05 to 0.45	1.07	16.36 to 14.52

U.S. Equity Trust Series I	2014	6,093	18.07 to 17.38	107,450	1.90 to 0.45	1.40	10.53 to 8.94
	2013	7,022	16.35 to 15.96	113,145	1.90 to 0.45	1.60	27.65 to 25.82
	2012	8,094	12.81 to 12.68	103,128	1.90 to 0.45	2.06	2.46 to 1.45

U.S. Equity Trust Series II	2014	404	17.98 to 17.22	7,037	2.05 to 0.45	1.24	10.27 to 8.52
	2013	490	16.30 to 15.87	7,840	2.05 to 0.45	1.40	27.50 to 25.48
	2012	576	12.79 to 12.65	7,302	2.05 to 0.45	1.77	2.29 to 1.18

Ultra Short Term Bond Trust Series I	2014	728	12.15 to 11.76	8,810	1.55 to 0.80	1.38	-0.82 to -1.56
	2013	806	12.25 to 11.95	9,849	1.55 to 0.80	1.69	-0.86 to -1.60
	2012	588	12.36 to 12.14	7,255	1.55 to 0.80	1.67	-0.27 to -1.02
	2011	255	12.39 to 12.27	3,160	1.55 to 0.80	2.66	-0.67 to -1.41
	2010	54	12.47 to 12.44	677	1.55 to 0.80	1.41	-0.20 to -0.47

Ultra Short Term Bond Trust Series II	2014	17,287	12.26 to 11.35	201,813	2.10 to 0.35	1.32	-0.65 to -2.38
	2013	15,827	12.34 to 11.63	187,845	2.10 to 0.35	1.19	-0.61 to -2.34
	2012	9,950	12.42 to 11.91	120,203	2.10 to 0.35	1.01	0.02 to -1.73
	2011	10,258	12.42 to 12.12	125,370	2.10 to 0.35	1.98	-0.43 to -2.15
	2010	2,854	12.47 to 12.38	35,418	2.10 to 0.35	1.17	-0.23 to -0.95

Utilities Trust Series I	2014	650	35.09 to 33.07	19,899	1.90 to 0.45	2.93	12.08 to 10.47
	2013	706	31.31 to 29.94	19,526	1.90 to 0.45	1.93	20.02 to 18.30
	2012	820	26.09 to 25.31	19,070	1.90 to 0.45	3.54	13.14 to 11.50
	2011	987	23.06 to 22.70	20,484	1.90 to 0.45	3.51	6.17 to 4.65
	2010	1,163	21.72 to 21.69	22,951	1.90 to 0.45	2.23	13.41 to 11.78

Utilities Trust Series II	2014	419	52.96 to 45.57	18,763	2.05 to 0.45	2.72	11.91 to 10.13
	2013	494	47.33 to 41.38	20,043	2.05 to 0.45	1.71	19.81 to 17.91
	2012	600	39.50 to 35.09	20,613	2.05 to 0.45	3.27	12.85 to 11.05
	2011	819	35.01 to 31.60	25,253	2.05 to 0.45	3.47	6.10 to 4.42
	2010	908	32.99 to 30.27	26,637	2.05 to 0.45	2.11	13.11 to 11.32

Value Opportunities (e)	2014	72	101.05 to 25.81	3,764	1.90 to 1.40	0.06	3.60 to 3.09
	2013	84	97.54 to 25.03	4,387	1.90 to 1.40	0.37	40.22 to 39.52
	2012	99	69.56 to 17.94	3,631	1.90 to 1.40	0.29	11.73 to 11.17
	2011	111	62.26 to 16.14	3,696	1.90 to 1.40	0.22	-3.90 to -4.38
	2010	143	64.78 to 16.88	4,893	1.90 to 1.40	0.36	26.71 to 26.08

Value Trust Series I	2014	2,627	42.42 to 30.53	88,765	1.90 to 0.45	0.45	9.33 to 7.76
	2013	3,191	38.80 to 28.33	99,907	1.90 to 0.45	0.78	34.79 to 32.85
	2012	3,841	28.79 to 21.32	88,496	1.90 to 0.45	0.80	16.89 to 15.20
	2011	4,433	24.63 to 18.51	88,764	1.90 to 0.45	1.06	0.53 to -0.92
	2010	5,104	24.50 to 18.68	104,428	1.90 to 0.45	0.98	21.67 to 19.92

Value Trust Series II	2014	920	39.01 to 37.60	28,391	2.05 to 0.45	0.26	9.12 to 7.39
	2013	1,099	36.33 to 34.46	31,853	2.05 to 0.45	0.62	34.50 to 32.36
	2012	1,216	27.44 to 25.62	26,654	2.05 to 0.45	0.62	16.65 to 14.79
	2011	1,384	23.91 to 21.96	26,358	2.05 to 0.45	0.84	0.38 to -1.21
	2010	1,628	24.20 to 21.88	31,318	2.05 to 0.45	0.77	21.41 to 19.49

96

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

7.	Unit Values — (continued):

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

(c)

These ratios, which are not annualized, represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, which are not annualized, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Sub-account that invests in non-affiliated Trust.

(f)	Reflects the period from commencement of operations on December 9, 2013 through December 31, 2013.

(g)	Renamed on May 5, 2014. Previously known as Lifestyle Aggressive Trust.

(h)	Renamed on May 5, 2014. Previously known as Lifestyle Balanced Trust.

(i)	Renamed on May 5, 2014. Previously known as Lifestyle Conservative Trust.

(j)	Renamed on May 5, 2014. Previously known as Lifestyle Growth Trust.

(k)	Renamed on May 5, 2014. Previously known as Lifestyle Moderate Trust.

(l)	Renamed on November 10, 2014. Previously known as Financial Services Trust.

(m)	Sub-account available in prior year but no activity.

(n)	Terminated as an investment option and funds transferred to Bond Trust on November 10, 2014.

(o)	Terminated as an investment option and funds transferred to Fundamental Large Cap Value Trust on November 10, 2014.

(p)	Terminated as an investment option and funds transferred to Global Trust on November 10, 2014.

97

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2014

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.10% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

98

PART C OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
October 1, 1997	NASL Variable Account	The Manufacturers Life Insurance Company of North America Separate Account A

October 1, 1997	North American Security Life Insurance Company	The Manufacturers Life Insurance Company of North America

November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.

September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.) Separate Account A	John Hancock Life Insurance Company (U.S.A.) Separate Account A

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)

January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC

January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

	(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H. [FILED HEREWITH]

	(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A). [FILED HEREWITH]

(b)	Exhibits

	(1)	(i)	Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H – Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the “Pre-Effective Amendment”)

	(2)	Agreements for custody of securities and similar investments – NOT APPLICABLE.

	(3)	(i)	Underwriting Agreement dated August 10, 1995—Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 033-76162, filed February 25, 1998.

		(ii)	Distribution and Servicing Agreement dated February 17, 2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(iii)	General Agent and Broker Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

(4)	(i)	(A)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v20/21) – Incorporated by reference to Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

		(B)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(B) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(C)	Form of Specimen Income Plus for Life—Joint Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(C) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(D)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(D) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(E)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Exhibit 24. (b)4(i)(E) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(F)	Form of Specimen Principal Returns Rider, incorporated by reference to Exhibit 24. (b)4(i)(F) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24. (b)4(i)(G) to Post- Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

	(ii)	(B)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) – Incorporated by reference to Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

(1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)—Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

(2) Form of Specimen Endorsements to Contract (v7): (i) Individual Retirement Annuity Endorsement; (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans—Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

		(C)	Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating—Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

		(D)	Form of Fixed Account Endorsement (v20/21) – Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

		(E)	Form of Roth Individual Retirement Annuity Endorsement – Previously filed as Exhibit (b)(4)(ii)(F) to post- effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

(iii)	Form of Guaranteed Income Rider (v20/21)—Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

(iv)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08), incorporated by reference to Exhibit 24.(b)(4)(iv) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

(v)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to Exhibit 24.(b)(4)(v) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

(vi)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002NQ.08), incorporated by reference to Exhibit 24.(b)(4)(vi) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

(vii)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002Q.08), incorporated by reference to Exhibit 24.(b)(4)(vii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

(5)	(i)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

(ii)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) – Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(iii)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture (APPVEN0507), incorporated by reference to Exhibit 24.(b)(5)(iii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

(6)	(i)	Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) – Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(ii)	Certificate of Amendment to Certificate of Incorporation of the Company, Name Change July 1984—Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

(iii)	Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 – Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

(iv)	By-laws of The Manufacturers Life Insurance Company (U.S.A.) – Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(v)	Amendment to By-Laws reflecting the Company’s name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 – Incorporated by reference to Exhibit (b)(6)(v) to Form N-4. File No. 333-70728, filed May 1, 2007.

(vi)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24(b)(6)(vi) to Registration Statement, File No. 333-70728, filed November 5, 2010.

(vii)	Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by reference to Exhibit 24(b)(6)(vii) to Registration Statement, File No. 333-70728, filed November 5, 2010.

(viii)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) dated October 23, 2012, incorporated by reference to Exhibit 24(b)(6)(viii) to Post-Effective Amendment No. 6 to Registration Statement File No. 333-162245, filed January 18, 2013.

(7)	(i)	Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997—Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

(ii)	Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 – Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

(iii)	Amended and Restated Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24(b)(7)(f) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

(iv)	Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 – Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

(v)	Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. – Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

i	Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the “Post-Effective Amendment No. 1”).

ii	Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

iii	Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

(vi)	Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

(vii)	Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

(viii)	Automatic Reinsurance Agreement No. 2001-47 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(i) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

(ix)	Automatic Reinsurance Agreement No. 2001-48 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

(i)	(A)	CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(B)	Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(ii)	(A)	Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to Exhibit 24(b)(8)(ii)(A) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(iii)	(A)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

		(B)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(C)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(D)	Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds. Incorporated by reference to post-effective amendment number 24 file number 333-70728 filed with the Commission in April, 2008.

		(E)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

		(F)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.

(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered – Incorporated by reference to Exhibit 24(b)(9) to the Pre-Effective Amendment.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]

(11)	All financial statements omitted from Item 23, Financial Statements – NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners – NOT APPLICABLE.

(13)	Schedules of computation,—Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)	Financial Data Schedule – NOT APPLICABLE.

(15)	(i)	Powers of Attorney for Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen – incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment No. 23 to this Registration Statement, File No. 333-70730, filed on May 3, 2010.

(ii)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(15)(ii) to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70730, filed August 2, 2010.

(iii)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24(b)(15)(iii) to Post-Effective Amendment No. 26 to this Registration Statement, filed on May 2, 2011.

(iv)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(15)(iv) to Post-Effective Amendment No. 28 to this Registration Statement, File No. 333-70730, filed on April 30, 2012.

(v)	Power of Attorney for Craig Bromley, incorporated by reference to Exhibit 24(b)(15)(v) to Post-Effective Amendment No. 30 to this Registration Statement, File No. 333-70730, filed on April 26, 2013.

(vi)	Power of Attorney for Michael Doughty, incorporated by reference to Exhibit 24(b)(15)(vi) to Post-Effective Amendment No. 32 to this Registration Statement, File No. 333-70730, filed on April 28, 2014.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF MARCH 25, 2015

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Craig Bromley*	Chairman and President
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Michael Doughty***	Director and Executive Vice President
Steven Finch*	Executive Vice President and Chief Financial Officer
Ruth Ann Fleming*	Director
James D. Gallagher*	Director, Executive Vice President, General Counsel and Chief Administrative Officer
Scott S. Hartz***	Director, Executive Vice President, and Chief Investment Officer – U.S. Investments
Rex Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director
John C.S. Anderson	Senior Vice President
Andrew G. Arnott*	Senior Vice President
Kevin J. Cloherty*	Senior Vice President
Barry Evans#	Senior Vice President
Peter Gordon*	Senior Vice President
Brian Heapps***	Senior Vice President
Gregory Mack*	Senior Vice President
Janis K. McDonough***	Senior Vice President
H. Steven Moore**	Senior Vice President and Treasurer
James O’Brien†	Senior Vice President
Sebastian Pariath*	Senior Vice President, Head of Operations and Chief Information Officer
Timothy Ramza*	Senior Vice President
Alan R. Seghezzi***	Senior Vice President
Anthony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel, and Corporate Secretary
Roy V. Anderson*	Vice President
Abigail M. Armstrong***	Vice President
Kevin Askew††	Vice President
James Bacharach*	Vice President
William Ball	Vice President
William D. Bertrand	Vice President
Ann Birle†	Vice President
Stephen J. Blewitt***	Vice President
Alan Block*	Vice President
Robert Boyda*	Vice President
Grant Buchanan**	Vice President
David Campbell**	Vice President and Chief Risk Officer
Bob Carroll*	Vice President
Rick A. Carlson*	Vice President
Brian Collins†	Vice President
Paul M. Crowley	Vice President
John J. Danello*	Vice President
Brent Dennis***	Vice President
Robert Donahue††	Vice President
Paul Gallagher†††	Vice President
Ann Gencarella***	Vice President
Gerald C. Hanrahan, Jr.	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF MARCH 25, 2015

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Kevin Hill***	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Roy Kapoor**	Vice President
Mitchell Karman*	Vice President, Chief Compliance Officer, and Counsel
Frank Knox*	Vice President, Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko**	Vice President, Treasury
David Kroach*	Vice President
Robert Leach*	Vice President
Scott Lively*	Vice President
Cheryl Mallett**	Vice President
Nathaniel I. Margolis***	Vice President
John B. Maynard†	Vice President
Karen McCafferty*	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer - Investments
Scott Morin*	Vice President
Jeffrey H. Nataupsky*	Vice President
Scott Navin***	Vice President
Betty Ng**	Vice President
Nina Nicolosi*	Vice President
Jeffrey Packard***	Vice President
Frank O’Neill*	Vice President
Daragh O’Sullivan***	Vice President
Jacques Ouimet†	Vice President
Gary M. Pelletier***	Vice President
David Plumb†	Vice President
Tracey Polsgrove*	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
George Revoir*	Vice President
Mark Rizza*	Vice President
Andrew Ross**	Vice President
Lisa Ann Ryan†	Vice President
Thomas Samoluk*	Vice President
Martin Sheerin*	Vice President
Gordon Shone*	Vice President
Susan Simi	Vice President
Rob Stanley*	Vice President
Tony Todisco††	Vice President
Simonetta Vendittelli*	Vice President and Controller
Peter de Vries**	Vice President
Linda A. Watters*	Vice President
Jeffery Whitehead*	Vice President
Brent Wilkinson†	Vice President
Henry Wong***	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF MARCH 25, 2015

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Leo Zerilli*	Vice President

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon Street, Boston, MA 02117
****	Principal business office is 164 Corporate Drive Portsmouth, NH 03801
†	Principal business office is 200 Berkeley Street, Boston, MA 02116
††	Principal business office is 380 Stuart Street, Boston, MA 02116
†††	Principal business office is 200 Clarendon Street, Boston, MA 02116
††††	Principal business office is 25 Water Street South, Kitchener, ON Canada N2G 4Y5
#	Principal business office is 101 Huntington Avenue, Boston, MA 02199

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2014, appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2014

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)(4)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Western Holdings Limited Partnership(3) (Alberta)
95%
PT Asuransi Jiwa Manulife Indonesia(1) (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
97.7%
60%
Manulife Asset Management (Thailand) Company Limited (Thailand)
20%
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
60%
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
58.5%
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
60%
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
99.9%
John Hancock Advisers, LLC(2) (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Indirect Control
Direct Control

MANULIFE FINANCIAL CORPORATION PRINCIPAL SUBSIDIARIES - December 31, 2014 For External Use (1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company (2) The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by John Hancock Subsidiaries LLC (3) 99% limited partnership interest is held by The Manufacturers Life Insurance Company (4) 99% limited partnership interest is held by Manulife Property Limited Partnership This chart displays voting interest. All entities are 100% controlled unless otherwise indicated. Indirect Control Direct Control

Item 27. Number of Contract Owners.

As of March 31, 2015, there were 7,819 qualified contracts and 7,253 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article XIV of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director’s fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i)	a breach of the director’s duty or loyalty to the Corporation or its shareholders or policyholders;

ii)	acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii)	a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv)	a transaction from which the director derived an improper personal benefit; or

v)	an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Michael Doughty***, Steven Finch***, James C. Hoodlet***, George Revoir*, Alan Seghezzi***, and Christopher Walker**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon St, Boston, MA 02116

(c)	None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

None.

Item 32. Undertakings.

(a)	Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company (U.S.A.) (“Company”) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 27th day of April, 2015.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 27 th day of April, 2015.

Signature	Title

/s/ Craig Bromley	Chairman and President
Craig Bromley	(Principal Executive Officer)

/s/ Steven Finch	Executive Vice President and Chief Financial Officer
Steven Finch	(Principal Financial Officer)

/s/ Simonetta Vendittelli	Vice President and Controller
Simonetta Vendittelli	(Principal Accounting Officer)

*	Director
Thomas Borshoff

*	Director
Paul M. Connolly

*	Director
Michael Doughty

*	Director
Ruth Ann Fleming

*	Director
James D. Gallagher

*	Director
Scott S. Hartz

*	Director
Rex Schlaybaugh, Jr.

*	Director
John G. Vrysen

*/s/ Thomas J. Loftus	Senior Counsel – Annuities
Thomas J. Loftus
Pursuant to Power of Attorney

EXHIBIT INDEX

ITEM NO.	DESCRIPTION

24(b) (10)	Consent of independent registered public accounting firm